UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, Massachusetts 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Ave., NW
Washington, DC 20004
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: June 30, 2010

Item 1. Reports to Shareholders.

SPDR® Series Trust – Equity Funds

Annual Report June 30, 2010

SPDRs™
STATE STREET GLOBAL ADVISORS

Precise in a world that isn't.℠

President’s Letter to Shareholders	1
Management’s Discussion of Fund Performance & Portfolio Summary
SPDR Dow Jones Total Market ETF (TMW)	2
SPDR Dow Jones Large Cap ETF (ELR)	6
SPDR Dow Jones Large Cap Growth ETF (ELG)	10
SPDR Dow Jones Large Cap Value ETF (ELV)	14
SPDR Dow Jones Mid Cap ETF (EMM)	18
SPDR Dow Jones Mid Cap Growth ETF (EMG)	22
SPDR Dow Jones Mid Cap Value ETF (EMV)	26
SPDR Dow Jones Small Cap ETF (DSC)	30
SPDR Dow Jones Small Cap Growth ETF (DSG)	34
SPDR Dow Jones Small Cap Value ETF (DSV)	38
SPDR DJ Global Titans ETF (DGT)	42
SPDR Dow Jones REIT ETF (RWR)	46
SPDR KBW Bank ETF (KBE)	51
SPDR KBW Capital Markets ETF (KCE)	55
SPDR KBW Insurance ETF (KIE)	59
SPDR KBW Mortgage Finance(sm) ETF (KME)	63
SPDR KBW Regional Banking(sm) ETF (KRE)	67
SPDR Morgan Stanley Technology ETF (MTK)	71
SPDR S&P® Dividend ETF (SDY)	75
SPDR S&P Biotech ETF (XBI)	79
SPDR S&P Homebuilders ETF (XHB)	83
SPDR S&P Metals & Mining ETF (XME)	87
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	91
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	95
SPDR S&P Pharmaceuticals ETF (XPH)	99
SPDR S&P Retail ETF (XRT)	103
SPDR S&P Semiconductor ETF (XSD)	107
SPDR Wells Fargo® Preferred Stock ETF (PSK)	111
Summary Schedules of Investments
SPDR Dow Jones Total Market ETF (TMW)	115
SPDR Dow Jones Large Cap ETF (ELR)	118
SPDR Dow Jones Large Cap Growth ETF (ELG)	121
SPDR Dow Jones Large Cap Value ETF (ELV)	124
SPDR Dow Jones Mid Cap ETF (EMM)	127
SPDR Dow Jones Mid Cap Growth ETF (EMG)	130
SPDR Dow Jones Mid Cap Value ETF (EMV)	133
SPDR Dow Jones Small Cap ETF (DSC)	135
SPDR Dow Jones Small Cap Growth ETF (DSG)	138
SPDR Dow Jones Small Cap Value ETF (DSV)	141

Schedules of Investments
SPDR DJ Global Titans ETF (DGT)	144
SPDR Dow Jones REIT ETF (RWR)	145
SPDR KBW Bank ETF (KBE)	147
SPDR KBW Capital Markets ETF (KCE)	148
SPDR KBW Insurance ETF (KIE)	149
SPDR KBW Mortgage Finance ETF (KME)	150
SPDR KBW Regional Banking ETF (KRE)	151
SPDR Morgan Stanley Technology ETF (MTK)	152
SPDR S&P Dividend ETF (SDY)	153
SPDR S&P Biotech ETF (XBI)	155
SPDR S&P Homebuilders ETF (XHB)	156
SPDR S&P Metals & Mining ETF (XME)	157
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	158
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	159
SPDR S&P Pharmaceuticals ETF (XPH)	160
SPDR S&P Retail ETF (XRT)	161
SPDR S&P Semiconductor ETF (XSD)	163
SPDR Wells Fargo Preferred Stock ETF (PSK)	164
Financial Statements	168
Financial Highlights	192
Notes to Financial Statements	210
Report of Independent Registered Public Accounting Firm	228
Other Information	229

President’s Letter to Shareholders

Dear Shareholders,

The past year has been volatile, marked by an initial phase of strong growth and a recovering economy, followed by a period of unease and risk aversion in the markets. The fiscal year began with signs that the U.S. economy was slowly getting back on track. Treasury rates began to rise and the global economy continued to build a foundation for growth as the market crisis moved further into the past. Even in the midst of these strong results, in early 2010, investors began to worry about the robustness of sovereign credits in the face of continued concerns over the health of the Greek economy, a lack of confidence in vacillating government policy statements and continued questioning the outlook of a global recovery. As the European situation unfolded, U.S. investors began to question the U.S. government’s ability to provide additional stimulus given record deficits and official interest rates already near zero. In the final fiscal quarter, markets which had demonstrated strength through the post-crisis relief rally in 2009 cooled off. In particular, emerging market stocks and commodities stalled as some areas of the emerging world took steps to slow their pace of growth.

Additional information on the SPDR Series Trust exchange-traded funds (“ETFs”), including Managements Discussion of Fund Performance, can be found in the enclosed June 30, 2010 Annual Report.

In conjunction with our efforts to expand the family of SPDR ETFs, State Street launched 6 SPDR ETFs since July 2009.

New International SPDRs

The SPDR S&P Russia ETF (Ticker Symbol: RBL) is designed to provide investors with access to companies domiciled in Russia, the world’s largest producer of natural gas and oil.

New Fixed Income SPDRs

The SPDR Barclays Capital International Corporate Bond ETF (Ticker Symbol: IBND) provides investors with cost efficient exposure to investment-grade corporate bonds outside of the US. The SPDR Barclays Capital Short Term Corporate Bond ETF (Ticker Symbol: SCPB) offers improved access to investment grade short term corporate bonds.

Effective April 1, 2010, SSgA Funds Management, Inc., adviser to the SPDR Series Trust, entered into a sub-advisory agreement with Nuveen Asset Management, a recognized leader in the municipal bond market, for municipal bond SPDR ETFs, including the newly launched SPDR Nuveen S&P VRDO Municipal Bond ETF (Ticker Symbol: VRD). The first new ETF developed with Nuveen provides investors with exposure to Build America Bonds through the SPDR Nuveen Barclays Capital Build America Bond ETF (Ticker Symbol: BABS).

New Preferred Stock SPDR

The SPDR Wells Fargo Preferred Stock ETF (Ticker Symbol: PSK) provides investors with access to preferred stock.

Each of these new ETFs was created to meet the demands of our investors, and in the months ahead, we look forward to launching new ETFs that will provide additional opportunities for those looking to diversify their portfolios. Given our heritage as the industry’s pioneer, my colleagues and I take great pride in these new additions to our SPDR family and we look forward to continuing to help you reach your investment goals in the days ahead. On behalf of the SPDR Series Trust, I thank you for your continued support.

Sincerely,

James Ross

SPDR Dow Jones Total Market ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Total Market ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Total Stock Market Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy and “sampling methodology” designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 15.87%, and the total return for the Index was 16.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses, fees and sampling variations between the Fund’s holdings and the Index constituents.

While the Fund tracked within expectations, several factors in addition to fees and expenses contributed to the Fund underperforming the Index over the past year. The Fund is optimized, holding only a subset of a very broad index. This disconnect between Fund and Index holdings contributed most significantly to performance deviation. Additionally, cash, transaction costs and raising funds for the dividend distribution all contributed to the Fund underperforming the Index by 26 bps over the past year.

The Fund started the fiscal year off with strong positive performance, posting first fiscal quarter gains of over 16%. Unfortunately, the enthusiasm didn’t remain as strong and the Fund finished the final fiscal quarter of the year down more than 11%. Despite this decline in returns, the Fund and US equities as a whole were net gainers for the year.

Over the period all 10 sectors produced positive returns, with Financials, Industrials and Consumer Discretionary leading the way for performance. On an underlying constituent level several of the companies that offered the hardest blows to the Fund in fiscal year 2008 given their larger weight, were the same stocks that helped turn performance around over the past year. Amongst those performers were International Business Machines Corp., General Electric Co., Procter & Gamble Co. and Apple, Inc. Despite positive performance amongst many of the larger constituents, a few names did work against the Fund, including oil giant Exxon Mobil Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones Total Market ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/4/00, 10/10/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Total Market ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.21%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
	NET ASSET	MARKET	TOTAL STOCK	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

ONE YEAR	15.87%	15.73%	16.13%	15.87%	15.73%	16.13%

THREE YEARS	−25.03%	−25.03%	−25.23%	−9.16%	−9.16%	−9.24%

FIVE YEARS	−1.47%	−1.41%	−1.00%	−0.30%	−0.28%	−0.20%

SINCE INCEPTION (1)(2)	−7.73%	−7.78%	−7.23%	−0.82%	−0.83%	−0.77%

(1)	Prior to June 14, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Total Stock Market Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund’s investment strategy to track the prior index. Future performance may vary from past results.
(2)	For the period October 4, 2000 to June 30, 2010.

SPDR Dow Jones Total Market ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Dow	Dow Jones
	Jones Total	U.S. Total
	Market ETF	Stock Market
	(a) (1)	Index (b)
10/4/00	10000	10000
10/31/00	10061	10061
11/30/00	9407	9406
12/31/00	9467	9467
1/31/01	9762	9766
2/28/01	9018	9022
3/31/01	8516	8520
4/30/01	9117	9123
5/31/01	9188	9195
6/30/01	8978	8987
7/31/01	8929	8938
8/30/01	8379	8387
9/31/2001	7763	7771
10/31/01	7857	7865
11/30/01	8442	8454
12/31/01	8498	8514
1/31/02	8412	8429
2/28/02	8280	8297
3/31/02	8562	8583
4/30/02	8077	8098
5/31/02	8018	8039
6/30/02	7480	7498
7/31/02	6940	6957
8/31/02	6983	7002
9/30/02	6228	6245
10/31/02	6747	6767
11/30/02	7097	7120
12/31/02	6696	6720
1/31/03	6508	6531
2/28/03	6393	6417
3/31/03	6467	6494
4/30/03	6992	7025
5/31/03	7318	7354
6/30/03	7422	7461
7/31/03	7555	7597
8/31/03	7670	7714
9/30/03	7593	7638
10/31/03	8010	8060
11/30/03	8062	8114
12/31/03	8478	8536
1/31/04	8602	8663
2/28/04	8727	8790
3/31/04	8593	8656
4/30/04	8473	8537
5/31/04	8553	8620
6/30/04	8706	8776
7/31/04	8448	8517
8/31/04	8494	8564
9/30/04	8560	8632
10/31/04	8670	8746
11/30/04	9018	9098
12/31/04	9327	9414
1/31/05	9147	9235
2/28/05	9363	9454
3/31/05	9204	9296
4/30/05	9043	9135
5/31/05	9313	9410
6/30/05	9364	9486
7/31/05	9754	9879
8/31/05	9674	9790
9/30/05	9758	9868
10/31/05	9583	9686
11/30/05	9955	10073
12/31/05	9974	10086
1/31/06	10308	10446
2/28/06	10290	10442
3/31/06	10461	10635
4/30/06	10563	10753
5/31/06	10231	10407
6/30/06	10250	10426
7/31/06	10241	10414
8/31/06	10482	10657
9/30/06	10721	10892
10/31/06	11100	11287
11/30/06	11333	11542
12/31/06	11460	11677
1/31/07	11673	11898
2/28/07	11473	11710
3/31/07	11604	11840
4/30/07	12069	12313
5/31/07	12508	12765
6/30/07	12307	12559
7/31/07	11890	12130
8/31/07	12058	12299
9/30/07	12479	12740
10/31/07	12713	12981
11/30/07	12155	12398
12/31/07	12083	12318
1/31/08	11380	11571
2/29/08	11040	11223
3/31/08	10968	11146
4/30/08	11510	11701
5/31/08	11741	11945
6/30/08	10786	10973
7/31/08	10691	10878
8/31/08	10848	11049
9/30/08	9854	10022
10/31/08	8130	8261
11/30/08	7495	7600
12/31/08	7637	7731
1/31/09	7029	7100
2/28/09	6306	6361
3/31/09	6846	6915
4/30/09	7545	7642
5/31/09	7939	8047
6/30/09	7962	8077
7/31/09	8582	8708
8/31/09	8883	9022
9/30/09	9243	9395
10/31/09	9019	9153
11/30/09	9529	9666
12/31/09	9782	9941
1/31/10	9452	9606
2/28/10	9785	9935
3/31/10	10394	10554
4/30/10	10598	10780
5/31/10	9761	9928
6/30/10	9227	9277

(1)	Prior to June 14, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Total Stock Market Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund’s investment strategy to track the prior index. Future performance may vary from past results.

SPDR Dow Jones Total Market ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	MICROSOFT CORP.	PROCTER & GAMBLE CO.	JOHNSON & JOHNSON

MARKET VALUE	$4,107,956	3,169,529	2,537,934	2,450,723	2,268,022

% OF NET ASSETS	2.6%	2.0	1.6	1.6	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	8.3%
Pharmaceuticals	5.3
Insurance	4.3
Computers & Peripherals	4.1
Diversified Financial Services	3.9
Software	3.8
Media	3.1
Commercial Banks	3.0
IT Services	2.8
Semiconductors & Semiconductor Equipment	2.8
Aerospace & Defense	2.4
Health Care Providers & Services	2.4
Real Estate Investment Trusts	2.4
Communications Equipment	2.3
Diversified Telecommunication Services	2.3
Household Products	2.3
Machinery	2.3
Specialty Retail	2.3
Food & Staples Retailing	2.2
Beverages	2.1
Capital Markets	2.1
Health Care Equipment & Supplies	2.1
Hotels, Restaurants & Leisure	2.0
Food Products	1.9
Industrial Conglomerates	1.9
Biotechnology	1.8
Chemicals	1.7
Electric Utilities	1.7
Energy Equipment & Services	1.7
Internet Software & Services	1.6
Tobacco	1.4
Metals & Mining	1.1
Multi-Utilities	1.1
Electronic Equipment, Instruments & Components	0.9
Multiline Retail	0.9
Road & Rail	0.9
Air Freight & Logistics	0.8
Commercial Services & Supplies	0.7
Consumer Finance	0.7
Electrical Equipment	0.7
Household Durables	0.7
Life Sciences Tools & Services	0.7
Wireless Telecommunication Services	0.6
Internet & Catalog Retail	0.5
Textiles, Apparel & Luxury Goods	0.5
Diversified Consumer Services	0.4
Auto Components	0.3
Automobiles	0.3
Construction & Engineering	0.3
Containers & Packaging	0.3
Independent Power Producers & Energy Traders	0.3
Leisure Equipment & Products	0.3
Paper & Forest Products	0.3
Thrifts & Mortgage Finance	0.3
Airlines	0.2
Office Electronics	0.2
Personal Products	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2
Building Products	0.1
Construction Materials	0.1
Distributors	0.1
Gas Utilities	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Health Care Technology	0.0 **
Short Term Investments	6.7
Other Assets & Liabilities	(6.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR Dow Jones Large Cap ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Large Cap ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Large-Cap Total Stock Market Index ( the “Index”). In seeking the objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 14.67%, and the total return for the Index was 14.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The stock market rally that began in the March 2009 quarter (the end of last fiscal year for the trust), continued for most of 2009 and into early 2010. Markets cooled towards the end of the year, but at the end of the year, all ten sectors represented in the Fund posted gains. The top performers reflect more cyclical sectors such as Consumer Discretionary and Industrials. Both of these sectors posted very strong gains for the year, as improved economic conditions gave strong support to these groups. The sectors at the lower end of the return spectrum reflect a similar, cyclical story. Utilities, Telecommunication Services and Energy which are frequently viewed as defensive areas of the market, posted the lowest returns, but all managed gains for the year.

The top contributor to return this year was Apple, Inc. The company continued to post strong revenue and profits and its new “I-Pad” was launched with strong demand. Exxon Mobil Corp., the largest name in the index, was the most significant drag on return this year. Energy companies generally posted lower returns than some other sectors this year. In addition, a massive oil spill in the Gulf of Mexico weighed in all energy companies, even though Exxon Mobil Corp. was not directly connected to the incident.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones Large Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Large Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.23%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
	NET ASSET	MARKET	LARGE-CAP TOTAL	NET ASSET	MARKET	LARGE-CAP TOTAL
	VALUE	VALUE	STOCK MARKET INDEX	VALUE	VALUE	STOCK MARKET INDEX

ONE YEAR	14.67%	14.59%	14.81%	14.67%	14.59%	14.81%

THREE YEARS	−25.63%	−25.59%	−25.71%	−9.40%	−9.38%	−9.43%

SINCE INCEPTION (1)	−5.48%	−5.52%	−5.25%	−1.21%	−1.22%	−1.16%

(1) For the period November 8, 2005 to June 30, 2010.

SPDR Dow Jones Large Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	U.S.
	Jones Large	Large-Cap Total
	Cap ETF	Stock Market
	(a)	Index (b)
11/8/05	10000	10000
11/30/05	10266	10267
12/31/05	10277	10280
1/31/06	10569	10574
2/28/06	10570	10573
3/31/06	10717	10721
4/30/06	10850	10855
5/31/06	10532	10539
6/30/06	10548	10556
7/31/06	10587	10599
8/31/06	10830	10847
9/30/06	11096	11112
10/31/06	11467	11487
11/30/06	11707	11730
12/31/06	11860	11885
1/31/07	12072	12100
2/28/07	11850	11879
3/31/07	11980	12011
4/30/07	12482	12519
5/31/07	12923	12966
6/30/07	12710	12752
7/31/07	12323	12364
8/31/07	12502	12543
9/30/07	12971	13022
10/31/07	13210	13263
11/30/07	12674	12721
12/31/07	12597	12643
1/31/08	11837	11881
2/29/08	11481	11519
3/31/08	11411	11449
4/30/08	11982	12028
5/31/08	12191	12242
6/30/08	11207	11248
7/31/08	11078	11118
8/31/08	11225	11267
9/30/08	10209	10231
10/31/08	8478	8488
11/30/08	7848	7854
12/31/08	7949	7958
1/31/09	7314	7317
2/28/09	6570	6569
3/31/09	7133	7136
4/30/09	7806	7812
5/31/09	8222	8228
6/30/09	8244	8250
7/31/09	8861	8870
8/31/09	9163	9175
9/30/09	9514	9528
10/31/09	9323	9336
11/30/09	9871	9886
12/31/09	10087	10105
1/31/10	9742	9759
2/28/10	10055	10074
3/31/10	10654	10679
4/30/10	10828	10853
5/31/10	9971	9993
6/30/10	9452	9475

SPDR Dow Jones Large Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	MICROSOFT CORP.	PROCTER & GAMBLE CO.	JOHNSON & JOHNSON

MARKET VALUE	$981,262	762,639	605,347	582,046	552,152

% OF NET ASSETS	2.9%	2.3	1.8	1.7	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	8.8%
Pharmaceuticals	5.8
Insurance	4.4
Computers & Peripherals	4.3
Diversified Financial Services	4.2
Software	3.8
IT Services	3.2
Media	3.1
Commercial Banks	2.8
Semiconductors & Semiconductor Equipment	2.6
Aerospace & Defense	2.5
Diversified Telecommunication Services	2.5
Household Products	2.5
Beverages	2.4
Capital Markets	2.3
Food & Staples Retailing	2.3
Communications Equipment	2.2
Health Care Providers & Services	2.1
Industrial Conglomerates	2.1
Chemicals	2.0
Health Care Equipment & Supplies	2.0
Specialty Retail	2.0
Electric Utilities	1.9
Food Products	1.9
Machinery	1.9
Hotels, Restaurants & Leisure	1.8
Energy Equipment & Services	1.7
Real Estate Investment Trusts	1.7
Internet Software & Services	1.6
Biotechnology	1.6
Tobacco	1.5
Multi-Utilities	1.4
Metals & Mining	1.1
Road & Rail	0.9
Air Freight & Logistics	0.8
Multiline Retail	0.8
Consumer Finance	0.7
Electronic Equipment, Instruments & Components	0.7
Commercial Services & Supplies	0.6
Internet & Catalog Retail	0.6
Life Sciences Tools & Services	0.6
Electrical Equipment	0.6
Household Durables	0.5
Wireless Telecommunication Services	0.5
Automobiles	0.4
Textiles, Apparel & Luxury Goods	0.4
Auto Components	0.3
Construction & Engineering	0.3
Containers & Packaging	0.3
Gas Utilities	0.3
Airlines	0.2
Diversified Consumer Services	0.2
Independent Power Producers & Energy Traders	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Professional Services	0.2
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	0.2
Building Products	0.1
Construction Materials	0.1
Distributors	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Health Care Technology	0.0 **
Short Term Investments	17.9
Other Assets & Liabilities	(17.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones Large Cap Growth ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Large Cap Growth ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 14.83%, and the total return for the Index was 15.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The stock market rally that began in the March 2009 quarter (the end of last fiscal year for the trust,) continued for most of 2009 and into early 2010. Markets cooled towards the end of the year, but at the end of the year, all ten sectors represented in the Fund posted gains. The top performers reflect more cyclical sectors such as Consumer Discretionary and Information Technology. Both of these sectors posted very strong gains for the year, as improved economic conditions gave strong support to these groups. The sectors at the lower end of the return spectrum reflect a similar, cyclical story. Utilities, Telecommunication Services and Materials, which are frequently viewed as defensive areas of the market, posted the lowest returns, but all managed gains for the year.

The top three performers over the last 12 months were SanDisk Corp., Las Vegas Sands Corp., and Netflix, Inc. Stock price for SanDisk Corp., a maker of flash storage cards has more than tripled over the last twelve months based on strong demand and cost reductions within the company. The share price of Las Vegas Sands Corp., a developer of multi-use integrated resorts worldwide has more than tripled over the past twelve months, driven by the prospects for new projects in Macau and Singapore. Shares of Netflix, Inc., an online movie rental subscription services provider, more than doubled over the same period mentioned above, as the company continued growing gaining market share from its struggling competitors. The bottom three performers over the last 12 months were Myriad Genetics, Inc., SunPower Corp. (Class A), and Dean Foods Co.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones Large Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Large Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.20%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
			LARGE-CAP GROWTH			LARGE-CAP GROWTH
	NET ASSET	MARKET	TOTAL STOCK	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

ONE YEAR	14.83%	14.67%	15.00%	14.83%	14.67%	15.00%

THREE YEARS	−18.84%	−18.79%	−18.57%	−6.72%	−6.70%	−6.62%

FIVE YEARS (1)	2.19%	2.15%	3.90%	0.43%	0.43%	0.77%

SINCE INCEPTION (1)(2)	−49.96%	−49.98%	−35.50%	−6.84%	−6.85%	−4.39%

(1)	Prior to November 1, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund’s investment strategy to track the prior index. Future performance may vary from past results.
(2)	For the period September 25, 2000 to June 30, 2010.

SPDR Dow Jones Large Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Dow	Dow Jones
	Jones Large	U.S. Large-Cap
	Cap Growth	Growth Total
	ETF (a)	Stock Market
	(1)	Index (b)
9/25/00	10000	10000
	9800	9865
	9286	9344
	7793	7899
12/31/00	7395	7726
	8051	8266
	6528	6932
3/31/01	5703	6199
	6512	6923
	6406	6877
6/30/01	6252	6762
	5971	6488
	5339	5907
9/30/01	4696	5299
	4972	5566
	5566	6101
12/31/01	5498	6136
	5425	5983
	5133	5683
3/31/02	5244	5898
	4738	5431
	4610	5317
6/30/02	4233	4881
	3952	4592
	3974	4637
9/30/02	3506	4156
	3882	4579
	4126	4824
12/31/02	3757	4496
	3653	4385
	3689	4347
3/31/03	3780	4454
	4063	4809
	4201	4980
6/30/03	4249	5050
	4365	5162
	4438	5262
9/30/03	4377	5211
	4652	5468
	4683	5515
12/31/03	4853	5730
	4932	5868
	4958	5937
3/31/04	4871	5849
	4829	5788
	4910	5875
6/30/04	4958	5980
	4692	5715
	4673	5713
9/30/04	4696	5780
	4755	5824
	4913	6057
12/31/04	5092	6277
	4953	6100
	4944	6166
3/31/05	4839	6054
	4734	5886
	4960	6166
6/30/05	4896	6208
	5134	6516
	5062	6470
9/30/05	5067	6520
	5046	6460
	5254	6727
12/31/05	5250	6724
	5418	6939
	5354	6858
3/31/06	5434	6961
	5435	6963
	5247	6722
6/30/06	5228	6700
	5134	6580
	5263	6747
9/30/06	5391	6912
	5583	7160
	5704	7317
12/31/06	5720	7339
	5861	7521
	5755	7386
3/31/07	5790	7431
	6032	7745
	6248	8024
6/30/07	6167	7920
	6045	7764
	6125	7867
9/30/07	6378	8194
	6594	8474
	6343	8153
12/31/07	6336	8144
	5845	7512
	5753	7394
3/31/08	5708	7337
	6035	7760
	6266	8059
6/30/08	5857	7533
	5707	7341
	5812	7477
9/30/08	5153	6627
	4234	5441
	3892	5000
12/31/08	3962	5091
	3765	4837
	3457	4441
3/31/09	3746	4817
	4156	5346
	4315	5552
6/30/09	4359	5609
	4691	6038
	4805	6185
9/30/09	5041	6489
	4937	6357
	5221	6724
12/31/09	5431	6995
	5183	6676
	5395	6949
3/31/10	5712	7360
	5786	7457
	5310	6842
6/30/10	5004	6450

(1)	Prior to November 1, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund’s investment strategy to track the prior index. Future performance may vary from past results.

SPDR Dow Jones Large Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

			BERKSHIRE HATHAWAY,
DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	INC. (CLASS B)	CISCO SYSTEMS, INC.	WAL-MART STORES, INC.

MARKET VALUE	$8,179,001	6,438,405	5,461,156	4,409,039	3,670,866

% OF NET ASSETS	4.9%	3.8	3.3	2.6	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Computers & Peripherals	9.2%
Software	8.1
Oil, Gas & Consumable Fuels	5.6
Communications Equipment	4.7
Food & Staples Retailing	4.5
Health Care Equipment & Supplies	4.2
Health Care Providers & Services	3.9
Energy Equipment & Services	3.5
Biotechnology	3.4
Internet Software & Services	3.4
Machinery	3.4
Insurance	3.3
IT Services	3.2
Media	3.1
Specialty Retail	3.0
Beverages	2.2
Metals & Mining	2.2
Chemicals	2.1
Semiconductors & Semiconductor Equipment	2.1
Hotels, Restaurants & Leisure	2.0
Capital Markets	1.9
Electronic Equipment, Instruments & Components	1.4
Multiline Retail	1.4
Life Sciences Tools & Services	1.3
Road & Rail	1.3
Internet & Catalog Retail	1.2
Electrical Equipment	1.1
Diversified Financial Services	1.0
Household Products	1.0
Real Estate Investment Trusts	1.0
Aerospace & Defense	0.9
Pharmaceuticals	0.9
Air Freight & Logistics	0.8
Wireless Telecommunication Services	0.8
Textiles, Apparel & Luxury Goods	0.7
Commercial Services & Supplies	0.6
Construction & Engineering	0.6
Professional Services	0.5
Diversified Consumer Services	0.4
Food Products	0.4
Gas Utilities	0.4
Independent Power Producers & Energy Traders	0.4
Personal Products	0.4
Airlines	0.3
Consumer Finance	0.3
Containers & Packaging	0.3
Trading Companies & Distributors	0.3
Construction Materials	0.2
Household Durables	0.2
Industrial Conglomerates	0.2
Auto Components	0.1
Electric Utilities	0.1
Health Care Technology	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1
Short Term Investments	4.4
Other Assets & Liabilities	(4.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones Large Cap Value ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Large Cap Value ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Large-Cap Value Total Stock Market Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 14.39%, and the total return for the Index was 14.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The year just passed and we have seen a remarkably persistent recovery in both economic prospects and risk appetites. Boosting investor spirits throughout the fourth quarter of 2009 were solid earnings reports and ongoing improvement in 2010 profit expectations. With the support of the Fed, major problems in the banking industry seem to have been put in abeyance. Inflow of retail deposits was quite encouraging, indicating improved consumer confidence. Although the pace of US estimate gains seemed to ebb as the year drew to a close, relative value considerations kept most equities buoyant.

The top contributors to the Fund this year were General Electric Co., Procter & Gamble Co. and International Business Machines Corp. General Electric Co. exceeded investor expectations both from revenue and operating margin perspective through corporate restructuring and continued improvement in infrastructure orders. Procter & Gamble Co.’s profits shifted in high gears as the firm has aggressively tapped on ongoing cost savings and its core products were less vulnerable to the recession. The top detractors to the performance of the Fund were Exxon Mobil Corp., Exelon Corp. and The Bank of New York Mellon Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones Large Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Large Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.21%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
			LARGE-CAP VALUE			LARGE-CAP VALUE
	NET ASSET	MARKET	TOTAL STOCK	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

ONE YEAR	14.39%	14.24%	14.60%	14.39%	14.24%	14.60%

THREE YEARS	−32.54%	−32.48%	−32.60%	−12.30%	−12.27%	−12.32%

FIVE YEARS (1)	−8.14%	−8.21%	−8.49%	−1.68%	−1.70%	−1.76%

SINCE INCEPTION (1) (2)	7.08%	7.00%	17.67%	0.70%	−0.70%	1.68%

(1)	Prior to November 1, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Large-Cap Value Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund’s investment strategy to track the prior index. Future performance may vary from past results.
(2)	For the period September 25, 2000 to June 30, 2010.

SPDR Dow Jones Large Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Dow	Dow Jones
	Jones Large	U.S. Large-Cap
	Cap Value	Value Total
	ETF (a)	Stock Market
	(1)	Index (b)
9/25/00	10000	10000
9/30/00	10175	10180
	10519	10485
	10244	10158
12/31/00	10592	10613
	10512	10616
	10166	10297
3/31/01	9812	9938
	10244	10387
	10444	10589
6/30/01	10128	10305
	10231	10459
	9803	10071
9/30/01	9422	9440
	9314	9342
	9792	9853
12/31/01	9925	10041
	9674	10048
	9660	10190
3/31/02	10079	10602
	9502	10295
	9569	10350
6/30/02	8881	9705
	8293	8855
	8334	8874
9/30/02	7418	7940
	8096	8438
	8538	8948
12/31/02	8175	8563
	7975	8338
	7710	8146
3/31/03	7726	8120
	8451	8765
	8949	9441
6/30/03	9136	9550
	9144	9701
	9185	9917
9/30/03	9152	9793
	9525	10447
	9570	10576
12/31/03	10263	11179
	10473	11336
	10638	11544
3/31/04	10428	11400
	10265	11149
	10317	11283
6/30/04	10556	11520
	10449	11242
	10610	11348
9/30/04	10690	11485
	10833	11741
	11239	12255
12/31/04	11608	12694
	11346	12424
	11708	12846
3/31/05	11518	12655
	11419	12534
	11577	12835
6/30/05	11657	12858
	11900	13218
	11853	13097
9/30/05	12032	13208
	11786	12914
	12210	13381
12/31/05	12245	13420
	12556	13763
	12686	13909
3/31/06	12843	14086
	13152	14427
	12835	14081
6/30/06	12913	14169
	13220	14509
	13501	14822
9/30/06	13830	15187
	14265	15668
	14554	15991
12/31/06	14881	16354
	15058	16550
	14778	16244
3/31/07	15012	16505
	15646	17207
	16196	17817
6/30/07	15870	17458
	15214	16736
	15452	17002
9/30/07	15982	17590
	16015	17627
	15310	16851
12/31/07	15134	16655
	14509	15968
	13842	15231
3/31/08	13781	15167
	14367	15815
	14293	15734
6/30/08	12878	14167
	12945	14241
	13041	14348
9/30/08	12187	13397
	10228	11236
	9537	10471
12/31/08	9612	10555
	8551	9381
	7494	8214
3/31/09	8157	8941
	8810	9660
	9400	10310
6/30/09	9360	10267
	10049	11025
	10485	11508
9/30/09	10784	11837
	10569	11600
	11200	12299
12/31/09	11264	12371
	10998	12080
	11264	12375
3/31/10	11940	13128
	12166	13378
	11242	12359
6/30/10	10708	11767

(1)	Prior to November 1, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Large-Cap Value Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund’s investment strategy to track the prior index. Future performance may vary from past results.

SPDR Dow Jones Large Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

		PROCTER &	JOHNSON &	INTERNATIONAL
DESCRIPTION	EXXON MOBIL CORP.	GAMBLE CO.	JOHNSON	BUSINESS MACHINES CORP.	GENERAL ELECTRIC CO.

MARKET VALUE	$5,430,153	3,214,868	3,040,586	2,947,714	2,865,355

% OF NET ASSETS	5.4%	3.2	3.0	2.9	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	11.6%
Pharmaceuticals	10.1
Diversified Financial Services	7.0
Insurance	5.4
Commercial Banks	5.3
Diversified Telecommunication Services	4.7
Aerospace & Defense	4.0
Household Products	3.8
Industrial Conglomerates	3.8
Electric Utilities	3.5
Food Products	3.2
IT Services	3.2
Media	3.2
Semiconductors & Semiconductor Equipment	3.0
Capital Markets	2.7
Multi-Utilities	2.7
Tobacco	2.7
Beverages	2.6
Real Estate Investment Trusts	2.4
Chemicals	1.8
Hotels, Restaurants & Leisure	1.7
Specialty Retail	1.2
Consumer Finance	1.1
Household Durables	0.8
Air Freight & Logistics	0.7
Automobiles	0.7
Health Care Providers & Services	0.7
Commercial Services & Supplies	0.5
Food & Staples Retailing	0.5
Machinery	0.5
Auto Components	0.4
Paper & Forest Products	0.4
Road & Rail	0.4
Containers & Packaging	0.3
Gas Utilities	0.3
Leisure Equipment & Products	0.3
Wireless Telecommunication Services	0.3
Airlines	0.2
Electrical Equipment	0.2
Multiline Retail	0.2
Office Electronics	0.2
Thrifts & Mortgage Finance	0.2
Biotechnology	0.1
Building Products	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Electronic Equipment, Instruments & Components	0.1
Health Care Equipment & Supplies	0.1
Independent Power Producers & Energy Traders	0.1
Internet & Catalog Retail	0.1
Metals & Mining	0.1
Real Estate Management & Development	0.1
Software	0.1
Textiles, Apparel & Luxury Goods	0.1
Water Utilities	0.1
Energy Equipment & Services	0.0	**
Internet Software & Services	0.0	**
Personal Products	0.0	**
Short Term Investments	2.7
Other Assets & Liabilities	(2.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR Dow Jones Mid Cap ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Mid Cap ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Mid-Cap Total Stock Market Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 28.26%, and the total return for the Index was 28.59%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to fund expenses, compounding, cash drag and slight variations between the Fund’s holdings and the Index constituents.

The stock market rally that began in the March 2009 quarter (towards the end of the prior fiscal year for the trust), continued for most of 2009 and into early 2010. Markets cooled towards the end of the year, but at the end of the year, all ten sectors represented in the Fund posted gains. The top performing sectors were Financials, Consumer Discretionary and Healthcare. Notably in Healthcare, Intuitive Surgical, Inc. has been able to weather this economic downturn by their ability to have one of the highest operating margins in the Healthcare Equipment Industry. The sectors posting the lowest return were Consumer Staples, Telecommunication Services and Utilities which are frequently viewed as more defensive areas of the market. Specifically in Consumer Stables, Dean Foods Co. has been challenged in the dairy industry where price competition and consumer preferences to choose more generic substitutes during tougher times have affected their relative decline. All sectors were able to post gains for the year, as improved economic conditions gave strong support to these groups.

For the year ending June 30, 2010, the three stocks that had the highest contribution to return were Intuitive Surgical, Inc., Pioneer Natural Resources Co. and Salesforce.com, Inc. while the three stocks that had the lowest contribution to return were Activision Blizzard, Inc., McAfee, Inc. and Dean Foods Co.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.30%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES			DOW JONES
	NET ASSET	MARKET	U.S. MID-CAP TOTAL	NET ASSET	MARKET	U.S. MID-CAP TOTAL
	VALUE	VALUE	STOCK MARKET INDEX	VALUE	VALUE	STOCK MARKET INDEX

ONE YEAR	28.26%	28.21%	28.59%	28.26%	28.21%	28.59%

THREE YEARS	−18.18%	−18.14%	−18.19%	−6.47%	−6.45%	−6.47%

SINCE INCEPTION (1)	7.93%	7.87%	8.35%	1.66%	1.64%	1.75%

(1)	For the period November 8, 2005 to June 30, 2010.

SPDR Dow Jones Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	U.S. Mid-Cap
	Jones Mid	Total Stock
	Cap ETF	Market Index
	(a)	(b)
11/8/05	10000	10000
11/30/05	10348	10348
12/31/05	10438	10441
1/31/06	10977	10976
2/28/06	10962	10963
3/31/06	11341	11346
4/30/06	11389	11397
5/31/06	10900	10907
6/30/06	10893	10903
7/31/06	10543	10555
8/31/06	10777	10791
9/30/06	10901	10918
10/31/06	11320	11341
11/30/06	11776	11802
12/31/06	11824	11851
1/31/07	12247	12279
2/28/07	12311	12347
3/31/07	12422	12460
4/30/07	12876	12920
5/31/07	13445	13495
6/30/07	13192	13243
7/31/07	12595	12647
8/31/07	12577	12632
9/30/07	12965	13024
10/31/07	13303	13368
11/30/07	12575	12637
12/31/07	12485	12513
1/31/08	11861	11889
2/29/08	11606	11633
3/31/08	11346	11373
4/30/08	12044	12074
5/31/08	12591	12624
6/30/08	11671	11697
7/31/08	11538	11566
8/31/08	11730	11759
9/30/08	10308	10326
10/31/08	8107	8114
11/30/08	7279	7277
12/31/08	7649	7651
1/31/09	7109	7107
2/28/09	6408	6402
3/31/09	6966	6968
4/30/09	8133	8139
5/31/09	8440	8447
6/30/09	8416	8427
7/31/09	9236	9250
8/31/09	9742	9758
9/30/09	10342	10360
10/31/09	9894	9913
11/30/09	10351	10375
12/31/09	11031	11061
1/31/10	10603	10634
2/28/10	11111	11147
3/31/10	11955	12001
4/30/10	12421	12469
5/31/10	11539	11584
6/30/10	10793	10835

SPDR Dow Jones Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	AKAMAI		CIMAREX
DESCRIPTION	TECHNOLOGIES, INC.	COMERICA, INC.	ENERGY CO.	SYBASE, INC.	LUBRIZOL CORP.

MARKET VALUE	$310,158	286,611	264,846	248,618	242,697

% OF NET ASSETS	0.6%	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	7.1%
Insurance	5.8
Oil, Gas & Consumable Fuels	4.2
Machinery	4.1
Specialty Retail	4.1
Commercial Banks	4.0
Software	3.5
Semiconductors & Semiconductor Equipment	2.9
Chemicals	2.9
Health Care Providers & Services	2.8
Media	2.7
Electronic Equipment, Instruments & Components	2.6
Electric Utilities	2.5
Household Durables	2.4
Multi-Utilities	2.4
Capital Markets	2.3
IT Services	2.3
Health Care Equipment & Supplies	2.1
Biotechnology	2.0
Hotels, Restaurants & Leisure	2.0
Commercial Services & Supplies	1.9
Containers & Packaging	1.9
Metals & Mining	1.8
Energy Equipment & Services	1.7
Gas Utilities	1.7
Professional Services	1.7
Food Products	1.6
Construction & Engineering	1.4
Internet Software & Services	1.4
Communications Equipment	1.3
Auto Components	1.2
Life Sciences Tools & Services	1.2
Road & Rail	1.2
Electrical Equipment	1.2
Computers & Peripherals	1.1
Pharmaceuticals	1.1
Diversified Consumer Services	0.9
Aerospace & Defense	0.8
Airlines	0.8
Food & Staples Retailing	0.8
Wireless Telecommunication Services	0.8
Real Estate Management & Development	0.7
Industrial Conglomerates	0.6
Personal Products	0.6
Beverages	0.5
Building Products	0.5
Diversified Telecommunication Services	0.5
Diversified Financial Services	0.5
Thrifts & Mortgage Finance	0.5
Water Utilities	0.5
Internet & Catalog Retail	0.4
Construction Materials	0.3
Household Products	0.3
Independent Power Producers & Energy Traders	0.3
Paper & Forest Products	0.3
Distributors	0.2
Marine	0.2
Multiline Retail	0.2
Trading Companies & Distributors	0.2
Air Freight & Logistics	0.1
Consumer Finance	0.1
Health Care Technology	0.1
Office Electronics	0.1
Short Term Investments	28.8
Other Assets & Liabilities	(28.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones Mid Cap Growth ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Mid Cap Growth ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 26.86%, and the total return for the Index was 27.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The dominance of growth styles during 2009 persisted through December, as favorite consumer discretionary and information technology names closed the year strong and value-oriented benchmarks continued to lag. The same two sectors, in fact, remained strong and were the best performing sectors throughout the first half of 2010 as well. The return to risk which fostered a large rebound from the messy markets a year ago, provided the much needed support for these growth stocks. With mid caps being less volatile than the large and small caps and requiring less capital investment to advance, share prices benefited from steady boosts in earnings in the two quarters of 2010 as well.

The top three contributors to the Fund were Las Vegas Sands Corp., Cliffs Natural Resources, Inc. and Liberty Media Corp. Las Vegas Sands Corp. witnessed a strong growth in its revenues, given the attractive dynamics in the overseas gaming markets and its improved infrastructure investments. Liberty Media Corp. renewed multiple contracts related to its pure-pay television services and earned a high rate of online subscriptions last year that helped its business model strongly. The top three securities that hurt the performance of the Fund were MEMC Electronic Materials, Inc., SunPower Corp. and Leap Wireless International, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones Mid Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Mid Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.28%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
			MID-CAP GROWTH			MID-CAP GROWTH
	NET ASSET	MARKET	TOTAL STOCK	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

ONE YEAR	26.86%	26.81%	27.09%	26.86%	26.81%	27.09%

THREE YEARS	−14.34%	−14.31%	−14.26%	−5.03%	−5.02%	−5.00%

SINCE INCEPTION (1)	13.18%	13.14%	13.76%	2.70%	2.69%	2.81%

(1)	For the period November 8, 2005 to June 30, 2010.

SPDR Dow Jones Mid Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	U.S Mid-Cap
	Jones Mid	Growth Total
	Cap Growth	Stock Market
	ETF (a)	Index (b)
11/8/05	10000	10000
11/30/05	10327	10329
12/31/05	10439	10444
1/31/06	11007	11002
2/28/06	10942	10943
3/31/06	11426	11433
4/30/06	11469	11481
5/31/06	10834	10847
6/30/06	10810	10827
7/31/06	10326	10343
8/31/06	10549	10570
9/30/06	10706	10729
10/31/06	11049	11076
11/30/06	11572	11604
12/31/06	11620	11653
1/31/07	12062	12099
2/28/07	12088	12129
3/31/07	12203	12247
4/30/07	12697	12746
5/31/07	13340	13398
6/30/07	13211	13271
7/31/07	12786	12847
8/31/07	12813	12877
9/30/07	13336	13409
10/31/07	13829	13911
11/30/07	13015	13088
12/31/07	12901	12965
1/31/08	12126	12187
2/29/08	11947	12005
3/31/08	11625	11682
4/30/08	12395	12457
5/31/08	13059	13123
6/30/08	12306	12362
7/31/08	11974	12032
8/31/08	12098	12156
9/30/08	10333	10374
10/31/08	7988	8015
11/30/08	7144	7165
12/31/08	7540	7564
1/31/09	7249	7269
2/28/09	6696	6713
3/31/09	7320	7341
4/30/09	8556	8584
5/31/09	8947	8977
6/30/09	8921	8952
7/31/09	9776	9811
8/31/09	10134	10171
9/30/09	10905	10943
10/31/09	10390	10424
11/30/09	10874	10915
12/31/09	11716	11765
1/31/10	11138	11187
2/28/10	11717	11771
3/31/10	12610	12676
4/30/10	13025	13093
5/31/10	12119	12182
6/30/10	11318	11376

SPDR Dow Jones Mid Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	AKAMAI
DESCRIPTION	TECHNOLOGIES, INC.	CIMAREX ENERGY CO.	SYBASE, INC.	LUBRIZOL CORP.	F5 NETWORKS, INC.

MARKET VALUE	$633,825	540,644	510,491	500,251	484,447

% OF NET ASSETS	1.1%	0.9	0.9	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	6.1%
Specialty Retail	5.9
Software	5.5
Machinery	4.8
Semiconductors & Semiconductor Equipment	3.9
Electronic Equipment, Instruments & Components	3.8
Media	3.8
IT Services	3.3
Health Care Equipment & Supplies	3.2
Hotels, Restaurants & Leisure	3.2
Professional Services	3.1
Biotechnology	3.0
Health Care Providers & Services	3.0
Construction & Engineering	2.7
Energy Equipment & Services	2.7
Chemicals	2.5
Communications Equipment	2.3
Metals & Mining	2.3
Capital Markets	2.2
Internet Software & Services	2.2
Life Sciences Tools & Services	2.2
Pharmaceuticals	2.0
Commercial Services & Supplies	1.9
Road & Rail	1.8
Airlines	1.5
Food Products	1.5
Real Estate Investment Trusts	1.5
Computers & Peripherals	1.4
Diversified Consumer Services	1.3
Electrical Equipment	1.2
Household Durables	1.1
Aerospace & Defense	1.0
Real Estate Management & Development	1.0
Wireless Telecommunication Services	1.0
Containers & Packaging	0.9
Diversified Financial Services	0.9
Auto Components	0.8
Industrial Conglomerates	0.8
Food & Staples Retailing	0.7
Internet & Catalog Retail	0.7
Construction Materials	0.6
Household Products	0.5
Beverages	0.4
Distributors	0.4
Diversified Telecommunication Services	0.4
Electric Utilities	0.4
Insurance	0.3
Marine	0.3
Personal Products	0.3
Trading Companies & Distributors	0.3
Air Freight & Logistics	0.2
Commercial Banks	0.2
Consumer Finance	0.2
Office Electronics	0.2
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Short Term Investments	29.1
Other Assets & Liabilities	(28.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones Mid Cap Value ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Mid Cap Value ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Mid-Cap Value Total Stock Market Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 29.92%, and the total return for the Index was 30.23%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to fund expenses, cash drag and slight variations between the Fund’s holdings and the Index constituents.

Led by ongoing rebounds in cyclical stocks, most equity markets posted solid gains in each of July, August, and September, finishing the year with generous double-digit moves. With mid caps being less volatile than the large and small caps and requiring less capital investment to advance, share prices benefited from steady boosts in earnings in the two quarters of 2010 as well. As the financial shares maintained strong performance throughout the course of the year, led by regional banks in particular, value-oriented stocks continued to regain more of the relative ground that they conceded in early 2009. The consumer discretionary sector was also among the best performing sectors as consumer spending proved unexpectedly resilient and the firms witnessed a continuation of the much-needed increase in sales and scintillating returns.

The top contributors to the Fund through the year were Whirlpool Corp., SunTrust Banks, Inc. and Limited Brands, Inc. Whirlpool Corp. observed a robust increase in its operating results as consumer demand was higher than expected and it benefited from its flat contract-based fixed material costs. SunTrust Banks, Inc. had a substantial revenue growth; they tightened their core operating expenses and narrowed their operating losses significantly as asset quality improved and the pace of bad debt losses slowed down. The top detractors to the Fund were Walter Energy, Inc., Mirant Corp. and AK Steel Holding Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones Mid Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Mid Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.34%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
			MID-CAP VALUE			MID-CAP VALUE
	NET ASSET	MARKET	TOTAL STOCK	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

ONE YEAR	29.92%	29.97%	30.23%	29.92%	29.97%	30.23%

THREE YEARS	−22.69%	−22.67%	−22.53%	−8.22%	−8.21%	−8.16%

SINCE INCEPTION (1)	1.55%	1.55%	2.18%	0.33%	0.33%	0.46%

(1)	For the period November 8, 2005 to June 30, 2010.

SPDR Dow Jones Mid Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	U.S. Mid-Cap
	Jones Mid	Value Total
	Cap Value	Stock Market
	ETF (a)	Index (b)
11/8/05	10000	10000
11/30/05	10368	10366
12/31/05	10439	10439
1/31/06	10947	10951
2/28/06	10976	10981
3/31/06	11241	11249
4/30/06	11295	11304
5/31/06	10963	10973
6/30/06	10976	10987
7/31/06	10779	10791
8/31/06	11022	11038
9/30/06	11114	11132
10/31/06	11613	11636
11/30/06	11999	12027
12/31/06	12048	12078
1/31/07	12452	12541
2/28/07	12554	12572
3/31/07	12660	12694
4/30/07	13065	13115
5/31/07	13540	13595
6/30/07	13136	13191
7/31/07	12332	12384
8/31/07	12258	12314
9/30/07	12473	12533
10/31/07	12597	12659
11/30/07	11989	12049
12/31/07	11865	11924
1/31/08	11445	11503
2/29/08	11091	11148
3/31/08	10911	10968
4/30/08	11509	11571
5/31/08	11893	11960
6/30/08	10748	10801
7/31/08	10892	10946
8/31/08	11178	11237
9/30/08	10259	10303
10/31/08	8228	8256
11/30/08	7414	7439
12/31/08	7755	7785
1/31/09	6919	6941
2/28/09	6044	6058
3/31/09	6531	6553
4/30/09	7615	7646
5/31/09	7838	7871
6/30/09	7817	7857
7/31/09	8589	8639
8/31/09	9221	9279
9/30/09	9651	9711
10/31/09	9283	9341
11/30/09	9706	9770
12/31/09	10209	10280
1/31/10	9945	10016
2/28/10	10374	10451
3/31/10	11156	11247
4/30/10	11675	11769
5/31/10	10827	10915
6/30/10	10155	10218

SPDR Dow Jones Mid Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

		KIMCO
DESCRIPTION	COMERICA, INC.	REALTY CORP.	THE MACERICH CO.	LEGG MASON, INC.	BORGWARNER, INC.

MARKET VALUE	$237,701	197,407	176,934	164,032	160,524

% OF NET ASSETS	1.2%	1.0	0.9	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	13.7%
Insurance	12.2
Commercial Banks	8.7
Multi-Utilities	5.4
Electric Utilities	5.0
Household Durables	3.9
Gas Utilities	3.8
Chemicals	3.4
Machinery	3.2
Containers & Packaging	3.0
Health Care Providers & Services	2.6
Capital Markets	2.4
Oil, Gas & Consumable Fuels	2.0
Specialty Retail	1.9
Commercial Services & Supplies	1.8
Food Products	1.7
Auto Components	1.6
Semiconductors & Semiconductor Equipment	1.6
Media	1.4
Software	1.3
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	1.2
Metals & Mining	1.1
Thrifts & Mortgage Finance	1.1
Water Utilities	1.1
Building Products	1.0
IT Services	1.0
Personal Products	0.9
Biotechnology	0.8
Computers & Peripherals	0.8
Food & Staples Retailing	0.8
Diversified Telecommunication Services	0.7
Health Care Equipment & Supplies	0.7
Paper & Forest Products	0.7
Aerospace & Defense	0.6
Beverages	0.6
Independent Power Producers & Energy Traders	0.6
Road & Rail	0.6
Wireless Telecommunication Services	0.6
Hotels, Restaurants & Leisure	0.5
Multiline Retail	0.5
Energy Equipment & Services	0.4
Industrial Conglomerates	0.4
Internet Software & Services	0.4
Real Estate Management & Development	0.4
Diversified Consumer Services	0.3
Short Term Investments	26.6
Other Assets & Liabilities	(26.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Small Cap ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Small-Cap Total Stock Market Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 26.57%, and the total return for the Index was 26.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses, fees and slight variations between the Fund’s holdings and the Index constituents.

The stock market rally that began in the March 2009 quarter (the end of last fiscal year for the trust,) continued for most of 2009 and into early 2010. Markets cooled towards the end of the year, but at the end of the year, all ten sectors represented in the Fund posted gains. The top performers reflect more cyclical sectors such as Consumer Discretionary and Financials. Both of these sectors posted very strong gains for the year, as improved economic conditions gave strong support to these groups. The sectors at the lower end of the return spectrum reflect a similar, cyclical story. Utilities and Telecommunication Services which are frequently viewed as defensive areas of the market, posted the lowest returns, but all managed gains for the year.

Small cap stocks outperformed both the Dow Jones Industrial Average and S&P 500 for the period of twelve months. However they began to cede their leadership role after April 2010 as investors grew cautious and focused their limited purchase attentions on larger issues. Many small cap companies had suffered through an extremely difficult period at the beginning of 2009 and had rallied strongly off its March 2009 lows. As we look back at this past year, there were 140 companies in the Fund gaining over 100% during the year. While this is encouraging, it must be viewed over the longer term. Many of these names were at the far end of the spectrum only a year ago.

Over the period all 10 sectors produced positive returns, with Financials, Consumer Discretionary and Information Technology leading the way for performance. On an underlying constituent level, the top three performers in the Fund were Human Genome Sciences, Inc., Gannett Co, Inc., and Massey Energy Co. Following their usual tendency when risk preferences recover, these small cap stocks bounced off their March 2009 lows, when these stocks traded well below their estimated fundamental values.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.32%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
			SMALL-CAP			SMALL-CAP
	NET ASSET	MARKET	TOTAL STOCK	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

ONE YEAR	26.57%	26.67%	26.87%	26.57%	26.67%	26.87%

THREE YEARS	−18.95%	−18.91%	−18.83%	−6.76%	−6.75%	−6.72%

SINCE INCEPTION (1)	7.27%	7.29%	8.02%	1.52%	1.53%	1.68%

(1)	For the period November 8, 2005 to June 30, 2010.

SPDR Dow Jones Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	U.S. Small-Cap
	Jones Small	Total Stock
	Cap ETF	Market Index
	(a)	(b)
11/8/05	10000	10000
11/30/05	10353	10356
12/31/05	10359	10366
1/31/06	11169	11183
2/28/06	11145	11160
3/31/06	11656	11676
4/30/06	11688	11710
5/31/06	11114	11136
6/30/06	11151	11177
7/31/06	10798	10827
8/31/06	11053	11086
9/30/06	11124	11159
10/31/06	11706	11748
11/30/06	12080	12127
12/31/06	12079	12127
1/31/07	12383	12438
2/28/07	12383	12440
3/31/07	12530	12590
4/30/07	12859	12926
5/31/07	13433	13507
6/30/07	13238	13310
7/31/07	12492	12561
8/31/07	12655	12727
9/30/07	12920	12996
10/31/07	13237	13317
11/30/07	12362	12437
12/31/07	12285	12359
1/31/08	11540	11610
2/29/08	11227	11293
3/31/08	11102	11166
4/30/08	11648	11712
5/31/08	12167	12232
6/30/08	11152	11202
7/31/08	11279	11330
8/31/08	11649	11704
9/30/08	10501	10537
10/31/08	8264	8284
11/30/08	7294	7305
12/31/08	7682	7692
1/31/09	6974	6979
2/28/09	6164	6165
3/31/09	6726	6736
4/30/09	8043	8073
5/31/09	8403	8437
6/30/09	8475	8514
7/31/09	9335	9384
8/31/09	9787	9845
9/30/09	10392	10459
10/31/09	9699	9757
11/30/09	10047	10107
12/31/09	10845	10917
1/31/10	10503	10573
2/28/10	11013	11091
3/31/10	11890	11977
4/30/10	12582	12677
5/31/10	11614	11699
6/30/10	10727	10802

SPDR Dow Jones Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	LIBERTY MEDIA CORP. —	ZIONS	CONTINENTAL AIRLINES,		ESSEX PROPERTY
DESCRIPTION	INTERACTIVE (CLASS A)	BANCORPORATION	INC. (CLASS B)	UDR, INC.	TRUST, INC.

MARKET VALUE	$148,152	141,715	129,690	124,670	123,095

% OF NET ASSETS	0.3%	0.3	0.3	0.2	0.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.5%
Commercial Banks	6.1
Semiconductors & Semiconductor Equipment	4.3
Specialty Retail	4.2
Software	4.1
Machinery	4.0
Health Care Providers & Services	3.9
Oil, Gas & Consumable Fuels	3.4
Health Care Equipment & Supplies	3.1
Insurance	3.1
Communications Equipment	2.7
Biotechnology	2.5
Hotels, Restaurants & Leisure	2.5
Energy Equipment & Services	2.3
Chemicals	2.0
Electronic Equipment, Instruments & Components	2.0
Textiles, Apparel & Luxury Goods	2.0
Commercial Services & Supplies	1.8
IT Services	1.8
Media	1.8
Electrical Equipment	1.7
Metals & Mining	1.7
Aerospace & Defense	1.6
Internet Software & Services	1.6
Capital Markets	1.4
Food Products	1.4
Thrifts & Mortgage Finance	1.4
Electric Utilities	1.3
Diversified Consumer Services	1.2
Household Durables	1.2
Computers & Peripherals	1.1
Pharmaceuticals	1.1
Road & Rail	1.1
Auto Components	0.9
Containers & Packaging	0.9
Gas Utilities	0.9
Airlines	0.8
Building Products	0.8
Food & Staples Retailing	0.8
Professional Services	0.8
Trading Companies & Distributors	0.8
Diversified Telecommunication Services	0.7
Construction & Engineering	0.6
Life Sciences Tools & Services	0.6
Paper & Forest Products	0.6
Personal Products	0.6
Leisure Equipment & Products	0.5
Multiline Retail	0.5
Consumer Finance	0.4
Health Care Technology	0.4
Industrial Conglomerates	0.4
Marine	0.4
Real Estate Management & Development	0.4
Air Freight & Logistics	0.3
Distributors	0.3
Diversified Financial Services	0.3
Internet & Catalog Retail	0.3
Multi-Utilities	0.3
Wireless Telecommunication Services	0.3
Beverages	0.2
Construction Materials	0.2
Independent Power Producers & Energy Traders	0.2
Tobacco	0.2
Water Utilities	0.2
Automobiles	0.1
Household Products	0.1
Office Electronics	0.1
Short Term Investments	27.7
Other Assets & Liabilities	(27.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones Small Cap Growth ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Small Cap Growth ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Small-Cap Growth Total Stock Market Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 23.22%, and the total return for the Index was 23.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The second half of 2009 ended quietly, as investors nervously digested the remarkable relief rally that boosted the equity markets. Third-quarter of 2009 earnings reports were broadly constructive, as aggressive cost cutting flattered profitability. Leading economic indicators continued to suggest emergence from recession, with business confidence picking up consistently. Even the battered US housing market showed early hints of pricing stability. Having underperformed dismally during October and November, smaller US stocks retook considerable ground during December when the rebounding US dollar restrained earnings enthusiasm for larger multinational names. In 2010, after a solid February rebound, US equities enjoyed a remarkably persistent rally during March. Smaller stocks began to cede their leadership role after April and May and June remained choppy as well as investors grew cautious and focused their limited purchase attentions on larger issues.

On an individual constituent level, the top contributors to the Fund were Human Genome Sciences Inc., Bucyrus International, Inc. and Liberty Media Corp. — Interactive (Class A). Human Genome Sciences, Inc. has seen a strong growth in their revenues from their partnership drug products as well as the commercialization of new Benelysta drug that may be the first in the market for lupus in the last 50 years. Liberty Media Corp. — Interactive (Class A) renewed multiple contracts and earned a high rate of online subscriptions last year that helped its business model strongly. The top negative performers in the Fund were Palm, Inc., followed by not so surprisingly, Fannie Mae and Freddie Mac.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones Small Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Small Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.26%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
			SMALL-CAP GROWTH			SMALL-CAP GROWTH
	NET ASSET	MARKET	TOTAL STOCK	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

ONE YEAR	23.22%	23.16%	23.38%	23.22%	23.16%	23.38%

THREE YEARS	−17.98%	−18.16%	−18.05%	−6.40%	−6.46%	−6.42%

FIVE YEARS (1)	12.84%	12.85%	13.83%	2.45%	2.45%	2.62%

SINCE INCEPTION (1) (2)	−13.72%	−13.75%	6.06%	−1.50%	−1.50%	0.60%

(1)	Prior to November 1, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund’s investment strategy to track the prior index. Future performance may vary from past results.
(2)	For the period September 25, 2000 to June 30, 2010.

SPDR Dow Jones Small Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Dow	Dow Jones
	Jones Small	U.S. Small-Cap
	Cap Growth	Growth Total
	ETF (a)	Stock Market
	(1)	Index (b)
9/25/00	10000	10000
9/30/00	9988	9993
10/31/00	9321	9132
11/30/00	7568	7350
12/31/00	8019	7812
1/31/00	8629	8417
2/28/00	7391	7157
3/31/00	6585	6388
4/30/01	7499	7326
5/31/01	7691	7564
6/30/01	7893	7733
7/31/01	7235	7148
8/31/01	6709	6667
9/30/01	5499	5480
10/31/01	6114	6108
11/30/01	6809	6724
12/31/01	7307	7185
1/31/02	6997	6944
2/28/02	6308	6480
3/31/02	6824	7016
4/30/02	6427	6807
5/31/02	5971	6437
6/30/02	5396	5910
7/31/02	4599	5111
8/31/02	4536	5157
9/30/02	4090	4749
10/31/02	4368	5016
11/30/02	4884	5531
12/31/02	4462	5134
1/31/03	4397	4995
2/28/03	4284	4852
3/31/03	4338	4932
4/30/03	4744	5449
5/31/03	5253	6087
6/30/03	5341	6266
7/31/03	5665	6652
8/31/03	5973	7035
9/30/03	5865	6866
10/31/03	6392	7487
11/30/03	6595	7704
12/31/03	6606	7754
1/31/04	6845	8098
2/29/04	6917	8166
3/31/04	6944	8250
4/30/04	6703	7966
5/31/04	6810	8116
6/30/04	7007	8377
7/31/04	6583	7802
8/31/04	6506	7673
9/30/04	6735	8081
10/31/04	6884	8295
11/30/04	7308	8911
12/31/04	7607	9230
1/31/05	7401	8925
2/28/05	7576	9123
3/31/05	7393	8899
4/30/05	7086	8450
5/31/05	7478	9027
6/30/05	7646	9318
7/31/05	8106	9861
8/31/05	8013	9755
9/30/05	8054	9878
10/31/05	7802	9545
11/30/05	8229	10070
12/31/05	8271	10124
1/31/06	8952	10962
2/28/06	8927	10931
3/31/06	9415	11535
4/30/06	9431	11560
5/31/06	8824	10819
6/30/06	8793	10780
7/31/06	8390	10289
8/31/06	8584	10532
9/30/06	8643	10609
10/31/06	9140	11224
11/30/06	9421	11573
12/31/06	9376	11519
1/31/07	9651	11860
2/28/07	9664	11877
3/31/07	9808	12058
4/30/07	10105	12428
5/31/07	10598	13038
6/30/07	10518	12942
7/31/07	10037	12353
8/31/07	10169	12519
9/30/07	10479	12903
10/31/07	10861	13372
11/30/07	10102	12440
12/31/07	10115	12447
1/31/08	9263	11398
2/29/08	9048	11129
3/31/08	8903	10951
4/30/08	9413	11576
5/31/08	9941	12221
6/30/08	9361	11503
7/31/08	9324	11455
8/31/08	9572	11760
9/30/08	8338	10238
10/31/08	6436	7899
11/30/08	5632	6903
12/31/08	5969	7308
1/31/09	5550	6792
2/28/09	4988	6097
3/31/09	5444	6660
4/30/09	6506	7979
5/31/09	6832	8382
6/30/09	7001	8592
7/31/09	7619	9352
8/31/09	7817	9598
9/30/09	8402	10320
10/31/09	7790	9562
11/30/09	8030	9863
12/31/09	8765	10770
1/31/10	8417	10342
2/28/10	8843	10866
3/31/10	9548	11735
4/30/10	10052	12355
5/31/10	9286	11411
6/30/10	8628	10606

(1)	Prior to November 1, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund’s investment strategy to track the prior index. Future performance may vary from past results.

SPDR Dow Jones Small Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	LIBERTY MEDIA CORP. —	CONTINENTAL AIRLINES,	SKYWORKS	ESSEX PROPERTY
DESCRIPTION	INTERACTIVE (CLASS A)	INC. (CLASS B)	SOLUTIONS, INC.	TRUST, INC.	AEROPOSTALE, INC.

MARKET VALUE	$682,714	592,878	563,153	558,124	515,262

% OF NET ASSETS	0.6%	0.5	0.5	0.5	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Software	6.8%
Semiconductors & Semiconductor Equipment	6.4
Oil, Gas & Consumable Fuels	5.6
Health Care Providers & Services	5.0
Health Care Equipment & Supplies	4.7
Communications Equipment	4.5
Biotechnology	4.2
Energy Equipment & Services	4.1
Machinery	4.1
Specialty Retail	4.0
Hotels, Restaurants & Leisure	3.0
Internet Software & Services	3.0
Aerospace & Defense	2.4
IT Services	2.4
Real Estate Investment Trusts	2.4
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	2.1
Media	2.0
Metals & Mining	2.0
Commercial Banks	1.8
Pharmaceuticals	1.8
Commercial Services & Supplies	1.6
Capital Markets	1.5
Diversified Consumer Services	1.5
Textiles, Apparel & Luxury Goods	1.5
Professional Services	1.4
Road & Rail	1.3
Airlines	1.1
Computers & Peripherals	1.1
Household Durables	1.1
Life Sciences Tools & Services	1.1
Chemicals	1.0
Diversified Telecommunication Services	1.0
Construction & Engineering	0.7
Health Care Technology	0.7
Internet & Catalog Retail	0.7
Trading Companies & Distributors	0.7
Food Products	0.6
Air Freight & Logistics	0.5
Personal Products	0.5
Real Estate Management & Development	0.5
Thrifts & Mortgage Finance	0.5
Wireless Telecommunication Services	0.5
Auto Components	0.4
Building Products	0.4
Distributors	0.4
Diversified Financial Services	0.4
Marine	0.4
Beverages	0.3
Consumer Finance	0.3
Food & Staples Retailing	0.3
Insurance	0.3
Industrial Conglomerates	0.2
Leisure Equipment & Products	0.2
Office Electronics	0.2
Paper & Forest Products	0.2
Containers & Packaging	0.1
Independent Power Producers & Energy Traders	0.1
Multiline Retail	0.1
Construction Materials	0.0 **
Short Term Investments	23.0
Other Assets & Liabilities	(22.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR Dow Jones Small Cap Value ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Small Cap Value ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Small-Cap Value Total Stock Market Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 30.49%, and the total return for the Index was 30.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The first quarter of the fiscal year brought some renewed optimism following a difficult year, as the Fund rose over 25%. The market’s enthusiasm waned but maintained positive returns for the next two fiscal quarters before closing out the fiscal year with nearly a 10% loss to the Fund. Nevertheless, small cap value stocks still managed to deliver astoundingly positive results, up over 30% for the fiscal year.

All ten sectors delivered positive returns over the year, with Consumer Discretionary, Materials and Healthcare producing the highest returns. Telecommunication Services and Utilities were among the weakest performers. On an underlying constituent level, the top three performers were Genworth Financial, Inc. (Class A), Oshkosh Corp., and Gannett Co., Inc. whereas the top three detractors were CIT Group, Inc. and AK Steel Holding Corp. and Cell Therapeutics, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones Small Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Small Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.27%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
			SMALL-CAP VALUE			SMALL-CAP VALUE
	NET ASSET	MARKET	TOTAL STOCK	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

ONE YEAR	30.49%	30.42%	30.67%	30.49%	30.42%	30.67%

THREE YEARS	−19.26%	−19.26%	−19.50%	−6.88%	−6.88%	−6.97%

FIVE YEARS (1)	10.81%	10.89%	9.16%	2.07%	2.09%	1.77%

SINCE INCEPTION (1) (2)	133.56%	133.49%	111.25%	9.08%	9.07%	7.96%

(1)	Prior to November 1, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Small-Cap Value Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund’s investment strategy to track the prior index. Future performance may vary from past results.
(2)	For the period September 25, 2000 to June 30, 2010.

SPDR Dow Jones Small Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Dow	Dow Jones
	Jones Small	U.S. Small-Cap
	Cap Value	Value Total
	ETF (a)	Stock Market
	(1)	Index (b)
9/25/00	10000	10000
9/30/00	10195	10154
10/31/00	10249	10065
11/30/00	10234	9699
12/31/00	11575	10714
1/31/00	11599	10990
2/28/00	11740	10890
3/31/00	11449	10569
4/30/01	11964	11122
5/31/01	12426	11480
6/30/01	12669	11766
7/31/01	12790	11637
8/31/01	12735	11548
9/30/01	11504	10324
10/31/01	11667	10664
11/30/01	12418	11431
12/31/01	13002	12077
1/31/02	13228	12127
2/28/02	13527	12178
3/31/02	14476	13097
4/30/02	14872	13374
5/31/02	14597	12965
6/30/02	14130	12517
7/31/02	12871	11090
8/31/02	13076	11175
9/30/02	12165	10464
10/31/02	12237	10576
11/30/02	12781	11356
12/31/02	12648	11026
1/31/03	12261	10733
2/28/03	11896	10455
3/31/03	11928	10520
4/30/03	13169	11569
5/31/03	14421	12624
6/30/03	14634	12839
7/31/03	15172	13455
8/31/03	15640	13971
9/30/03	15391	13866
10/31/03	16569	14944
11/30/03	17289	15560
12/31/03	18075	16192
1/31/04	18646	16728
2/29/04	19189	17001
3/31/04	19358	17191
4/30/04	18068	16234
5/31/04	18406	16538
6/30/04	19159	17336
7/31/04	18145	16521
8/31/04	18343	16634
9/30/04	18982	17152
10/31/04	19319	17448
11/30/04	20776	18831
12/31/04	21320	19367
1/31/05	20253	18577
2/28/05	20618	18951
3/31/05	20255	18549
4/30/05	19203	17690
5/31/05	20364	18644
6/30/05	21077	19353
7/31/05	22447	20565
8/31/05	22263	20185
9/30/05	22305	20222
10/31/05	21674	19576
11/30/05	22645	20459
12/31/05	22575	20394
1/31/06	24257	21921
2/28/06	24220	21892
3/31/06	25128	22721
4/30/06	25213	22804
5/31/06	24345	22021
6/30/06	24588	22247
7/31/06	24136	21845
8/31/06	24715	22374
9/30/06	24860	22508
10/31/06	26039	23585
11/30/06	26898	24371
12/31/06	27012	24480
1/31/07	27591	25015
2/28/07	27557	24989
3/31/07	27800	25206
4/30/07	28421	25778
5/31/07	29575	26832
6/30/07	28924	26242
7/31/07	26970	24468
8/31/07	27312	24784
9/30/07	27617	25064
10/31/07	27954	25377
11/30/07	26212	23793
12/31/07	25872	23469
1/31/08	24988	22666
2/29/08	24208	21957
3/31/08	24062	21827
4/30/08	25044	22713
5/31/08	25864	23458
6/30/08	23005	20847
7/31/08	23672	21452
8/31/08	24616	22308
9/30/08	22997	20802
10/31/08	18433	16650
11/30/08	16416	14804
12/31/08	17184	15505
1/31/09	15251	13750
2/28/09	13269	11956
3/31/09	14485	13068
4/30/09	17352	15668
5/31/09	18037	16285
6/30/09	17899	16165
7/31/09	19982	18054
8/31/09	21440	19380
9/30/09	22493	20328
10/31/09	21146	19105
11/30/09	22001	19880
12/31/09	23471	21217
1/31/10	22944	20743
2/28/10	24020	21721
3/31/10	25933	23455
4/30/10	27591	24963
5/31/10	25443	23020
6/30/10	23356	21125

(1)	Prior to November 1, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Small-Cap Value Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund’s investment strategy to track the prior index. Future performance may vary from past results.

SPDR Dow Jones Small Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	ZIONS		DEL MONTE		ALEXANDRIA REAL
DESCRIPTION	BANCORPORATION	UDR, INC.	FOODS CO.	DUKE REALTY CORP.	ESTATE EQUITIES, INC.

MARKET VALUE	$822,421	737,328	681,683	668,254	665,892

% OF NET ASSETS	0.6%	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

	PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	15.3%
Commercial Banks	10.8
Insurance	6.2
Specialty Retail	4.3
Machinery	4.0
Chemicals	3.1
Health Care Providers & Services	2.7
Electric Utilities	2.6
Textiles, Apparel & Luxury Goods	2.5
Food Products	2.4
Thrifts & Mortgage Finance	2.4
Commercial Services & Supplies	2.1
Electronic Equipment, Instruments & Components	2.0
Hotels, Restaurants & Leisure	2.0
Semiconductors & Semiconductor Equipment	2.0
Gas Utilities	1.9
Containers & Packaging	1.7
Media	1.6
Auto Components	1.4
Food & Staples Retailing	1.4
Household Durables	1.4
Metals & Mining	1.4
Software	1.3
Building Products	1.2
Capital Markets	1.2
Electrical Equipment	1.2
Health Care Equipment & Supplies	1.2
IT Services	1.1
Computers & Peripherals	1.0
Oil, Gas & Consumable Fuels	1.0
Paper & Forest Products	1.0
Aerospace & Defense	0.9
Leisure Equipment & Products	0.9
Multiline Retail	0.9
Trading Companies & Distributors	0.9
Diversified Consumer Services	0.8
Personal Products	0.8
Road & Rail	0.8
Biotechnology	0.6
Communications Equipment	0.6
Consumer Finance	0.6
Industrial Conglomerates	0.6
Multi-Utilities	0.6
Airlines	0.4
Construction & Engineering	0.4
Diversified Telecommunication Services	0.4
Marine	0.4
Pharmaceuticals	0.4
Real Estate Management & Development	0.4
Construction Materials	0.3
Diversified Financial Services	0.3
Energy Equipment & Services	0.3
Independent Power Producers & Energy Traders	0.3
Tobacco	0.3
Water Utilities	0.3
Air Freight & Logistics	0.2
Automobiles	0.2
Household Products	0.2
Internet Software & Services	0.2
Professional Services	0.2
Distributors	0.1
Wireless Telecommunication Services	0.1
Beverages	0.0	**
Health Care Technology	0.0	**
Life Sciences Tools & Services	0.0	**
Short Term Investments	20.8
Other Assets & Liabilities	(20.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR DJ Global Titans ETF —
Management’s Discussion of Fund Performance

The SPDR DJ Global Titans ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones Global Titans 50 Index U.S. Close (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 5.10%, and the total return for the Index was 4.97%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses, securities lending income and slight variations between the Fund’s holdings and the Index constituents.

Amid growing concern that the pace of recovery was faltering and that western governments lacked the gumption to foster economic resilience, global equity markets barely survived a devastating first half of 2010. While plans for fiscal retrenchment weighed on the UK and the Eurozone, regulatory challenges loomed large for many US businesses. In the US, employment and housing conditions remained disappointingly fragile. In Europe, fragile interbank markets and draconian fiscal measures threatened to mute or even reverse economic expansion. And in China, where early response to the downturn in 2008 had helped energize 2009 recovery, new restraints on property buyers took a meaningful toll on commodity prices. The disastrous oil spill in the Gulf of Mexico contributed further to an uninspiring market backdrop. Amid all the fretting over growth prospects, however, financial markets have simply recognized a straightforward decline in liquidity.

On an individual constituent level, the top contributors to the Fund were Apple, Inc., Nestle SA., and Procter & Gamble Co. Apple, Inc. observed a meaningful increase in their sales cycles as its tech gadgets like i-Pad, i-Phone and i-Pod sold well and helped in boosting their profits. Procter & Gamble Co.’s profits shifted in high gears as the firm has aggressively tapped on ongoing cost savings and its core products were less vulnerable to the recession. The top detractors to the Fund were Exxon Mobil Corp., BP PLC ADR and Nokia Oyj ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR DJ Global Titans ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR DJ Global Titans ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.51%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	DOW JONES GLOBAL	NET ASSET	MARKET	DOW JONES GLOBAL
	VALUE	VALUE	TITANS 50 INDEX	VALUE	VALUE	TITANS 50 INDEX

ONE YEAR	5.10%	4.94%	4.97%	5.10%	4.94%	4.97%

THREE YEARS	−33.36%	−33.42%	−33.71%	−12.65%	−12.68%	−12.80%

FIVE YEARS	−12.41%	−12.53%	−11.96%	−2.61%	−2.64%	−2.52%

SINCE INCEPTION (1)	−29.20%	−29.25%	−28.02%	−3.48%	−3.48%	−3.31%

(1)	For the period September 25, 2000 to June 30, 2010.

SPDR DJ Global Titans ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR DJ	Global Titans
	Global Titans	50 Index
	ETF (a)	(b)
9/25/00	10000	10000
9/30/00	9982	9998
10/31/00	10111	10137
11/30/00	9346	9376
12/31/00	9147	9180
1/31/00	9502	9539
2/28/00	8601	8636
3/31/00	8107	8142
4/30/01	8815	8858
5/31/01	8702	8749
6/30/01	8446	8453
7/31/01	8301	8347
8/31/01	7799	7845
9/30/01	7378	7422
10/31/01	7551	7600
11/30/01	7940	7995
12/31/01	7967	8026
1/31/02	7674	7735
2/28/02	7515	7579
3/31/02	7788	7857
4/30/02	7211	7276
5/31/02	7202	7268
6/30/02	6765	6833
7/31/02	6265	6330
8/31/02	6264	6332
9/30/02	5547	5611
10/31/02	6168	6245
11/30/02	6511	6595
12/31/02	6106	6186
1/31/03	5904	5984
2/28/03	5765	5844
3/31/03	5822	5906
4/30/03	6320	6412
5/31/03	6588	6688
6/30/03	6683	6789
7/31/03	6726	6837
8/31/03	6726	6840
9/30/03	6812	6932
10/31/03	7049	7176
11/30/03	7154	7288
12/31/03	7629	7777
1/31/04	7730	7883
2/29/04	7804	7964
3/31/04	7604	7763
4/30/04	7570	7729
5/31/04	7624	7788
6/30/04	7717	7889
7/31/04	7541	7712
8/31/04	7590	7764
9/30/04	7590	7767
10/31/04	7683	7860
11/30/04	7929	8129
12/31/04	8186	8392
1/31/05	8010	8215
2/28/05	8288	8516
3/31/05	8083	8303
4/30/05	8038	8255
5/31/05	8136	8363
6/30/05	8082	8316
7/31/05	8255	8498
8/31/05	8285	8533
9/30/05	8405	8658
10/31/05	8237	8490
11/30/05	8389	8649
12/31/05	8423	8691
1/31/06	8653	8930
2/28/06	8613	8890
3/31/06	8748	9038
4/30/06	8997	9299
5/31/06	8759	9052
6/30/06	8800	9096
7/31/06	9071	9380
8/31/06	9351	9677
9/30/06	9441	9774
10/31/06	9710	10057
11/30/06	9887	10244
12/31/06	10094	10464
1/31/07	10143	10521
2/28/07	9834	10200
3/31/07	9942	10322
4/30/07	10392	10790
5/31/07	10649	11063
6/30/07	10623	11044
7/31/07	10386	10795
8/31/07	10530	10947
9/30/07	10971	11416
10/31/07	11183	11638
11/30/07	10799	11238
12/31/07	10694	11125
1/31/08	10000	10403
2/29/08	9687	10072
3/31/08	9705	10090
4/30/08	10097	10508
5/31/08	9976	10373
6/30/08	9213	9579
7/31/08	9101	9458
8/31/08	8991	9342
9/30/08	8304	8625
10/31/08	7000	7270
11/30/08	6585	6840
12/31/08	6660	6914
1/31/09	5928	6148
2/28/09	5369	5560
3/31/09	5810	6021
4/30/09	6191	6413
5/31/09	6721	6961
6/30/09	6736	6975
7/31/09	7280	7537
8/31/09	7507	7775
9/30/09	7767	8045
10/31/09	7764	8042
11/30/09	8191	8484
12/31/09	8218	8513
1/31/10	7790	8067
2/28/10	7885	8166
3/31/10	8253	8550
4/30/10	8154	8442
5/31/10	7373	7628
6/30/10	7080	7198

SPDR DJ Global Titans ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	MICROSOFT CORP.	PROCTER & GAMBLE CO.	NESTLE SA

MARKET VALUE	$4,323,794	3,376,539	2,660,416	2,560,426	2,500,382

% OF NET ASSETS	5.4%	4.2	3.3	3.2	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	17.1%
Pharmaceuticals	15.4
Commercial Banks	6.7
Computers & Peripherals	6.1
Diversified Telecommunication Services	5.5
Diversified Financial Services	5.3
Software	4.9
Industrial Conglomerates	4.3
Beverages	3.8
Semiconductors & Semiconductor Equipment	3.3
Household Products	3.2
Food Products	3.1
IT Services	3.0
Communications Equipment	2.3
Internet Software & Services	2.0
Wireless Telecommunication Services	2.0
Automobiles	1.9
Food & Staples Retailing	1.9
Metals & Mining	1.9
Tobacco	1.6
Energy Equipment & Services	1.2
Capital Markets	1.1
Electric Utilities	1.0
Insurance	0.9
Short Term Investments	3.7
Other Assets & Liabilities	(3.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR Dow Jones REIT ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones REIT ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Select REIT Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 55.42%, and the total return for the Index was 55.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The US real estate securities market has enjoyed a strong positive momentum during the Reporting Period. Having touched its bottom in early March of 2009, the US REIT market returned an impressive +151% by the end of the first quarter of 2010. This valuation induced rally was aided by continuous improvements in public REIT capital markets, tightening of private market cap rates and improving visibility for operating fundamentals. The US REIT market reversed its course during the second quarter of 2010. Extended valuations, macroeconomic headwinds from Europe and Asia, concerns over the slowing pace of the US economic recovery, and uncertainty over the financial reform, all led to a shift in investor sentiment.

In 2009, the publicly traded real estate market has largely recovered from the effects of the global financial crisis and access to public capital has become a competitive advantage for REITs. Liquidity mattered most in 2009, with cash preservation, de-levering and balance sheet restructuring becoming key investment themes. The re-opening of the REIT capital markets began in early spring of 2009 with public REITs aggressively raising equity to re-capitalize their balance sheets. The negative effects of these dilutive equity raises were largely overlooked by investors, attracted by deep discounts and appealing valuations. By the end of last summer, as bankruptcy related risks abated, the corporate debt markets also rebounded for REITs. Portfolio lenders began to selectively return to the market during the first quarter of 2010. By the end of the Reporting Period, banks and life insurance companies became more accommodating to larger REITs with better quality balance sheets and started to once again relax the underwriting standards.

In contrast, debt for private real estate remained largely unavailable. Banks continued to withhold lending to private owners of commercial real estate and new construction loans were scarce at best. CMBS market remained shut and CMBS delinquencies climbed to 8% by the end of May of 2010.

Transaction activity in the private real estate market remained subdued, leveling off at about 12% of peak transaction volumes of 2006 / 2007. By the end of the Reporting Period, pricing for commercial real estate became bifurcated. Bids for institutional quality assets in high growth, coastal, CBD office markets indicated cap rates as low as 5%. Cap rates for lesser quality class B and C properties, and for properties in secondary markets, widened further trading as high as 11%. Publicly traded REITs remained priced at a premium to privately owned real estate. The implied cap rate on the publicly traded US REITs was 7.1% at the end of the Reporting Period versus an average of 7.5% for the direct property market.

Looking at REIT performance from the sub-sector level, Hotels and Apartments led the group respectively for the Reporting Period. The Hotel sub-sector is highly leveraged to the economy due to daily lease terms and investors began to increase exposure in 2009, anticipating an eventual macro-economic recovery. Historically, Hotel returns are highly correlated to national GDP which turned positive in the latter half of 2009. The short lease durations in the Apartment sector also positioned it well to benefit early in the recovery cycle. Even though national unemployment levels remained elevated, demand side operating fundamentals began to improve by the end of 2009. The Regional Mall sector performed equally well for the Reporting Period. The sub sector outperformed early in the Reporting Period as capital became available but kept its strong pace due to fewer than expected retailer bankruptcies, incremental improvements in consumer confidence and a stronger than forecasted holiday shopping season. The Office sub-sector posted a solid gain during the Reporting Period. In addition to the positive impact from a return of capital, mid-Reporting

SPDR Dow Jones REIT ETF —
Management’s Discussion of Fund Performance

Period improvements in leasing activity, spurred by significantly lower rents, contributed to the sub-sector’s return. The Industrial sub-sector returned a “modest” gain for the Reporting Period. This was helped by some restructuring at large, global logistics and distribution companies and strength in the data-center market. In contrast, the Shopping Center sub-sector underperformed the real estate market. Despite the improvements in the capital markets, most Shopping Center REITs were impacted by large box retailer bankruptcies and instability in local “mom and pop” tenants.

The stocks that outperformed during the Reporting Period were those that benefitted disproportionately from the return of capital. Highly leveraged Regional Mall and Hotel REITs sold off sooner at the onset of the global financial crisis, but appreciated more dramatically in the last 12 months. Pennsylvania Real Estate Investment Trust (Retail), CBL & Associates Properties, Inc. (Retail), Ashford Hospitality Trust (Lodging) each posted high three digit returns for the Reporting Period, recovering off of bankruptcy-like valuation levels in the spring of 2009. A small data storage REIT, DuPont Fabros Technology, Inc., was the best performing stock in the Index for the Reporting Period. In addition to the improvements in the capital markets, this REIT benefitted from the relative strength in the operating environment underpinned by the expansion of data transfer and data storage demand.

There were a small handful of stocks that significantly underperformed during the Period, posting low single digit or even negative returns due to company-specific issues. Examples of those include Cousins Properties, Inc. (Diversified), Franklin Street Properties Corp. (Office), Regency Centers Corp. (Retail), and Ramco-Gershenson Properties Trust (Retail).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones REIT ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/23/01, 4/27/01, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.25%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	DOW JONES U.S.	NET ASSET	MARKET	DOW JONES U.S.
	VALUE	VALUE	SELECT REIT INDEX	VALUE	VALUE	SELECT REIT INDEX

ONE YEAR	55.42%	55.53%	55.68%	55.42%	55.53%	55.68%

THREE YEARS	−27.64%	−27.57%	−27.90%	−10.22%	−10.19%	−10.33%

FIVE YEARS	−1.85%	−1.75%	−1.77%	−0.37%	−0.35%	−0.36%

SINCE INCEPTION (1)	120.81%	120.94%	124.47%	9.00%	9.01%	9.19%

(1)	For the period April 23, 2001 to June 30, 2010.

SPDR Dow Jones REIT ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	U.S. Select
	Jones REIT	REIT Index
	ETF (a)	(b)
4/23/01	10000	10000
4/30/01	10259	10252
5/31/01	10505	10502
6/30/01	11122	11124
7/31/01	10898	10900
8/31/01	11325	11334
9/30/01	10849	10857
10/31/01	10461	10470
11/30/01	11087	11103
12/31/01	11364	11389
1/31/02	11316	11345
2/28/02	11560	11593
3/31/02	12301	12342
4/30/02	12361	12411
5/31/02	12515	12578
6/30/02	12848	12910
7/31/02	12156	12211
8/31/02	12163	12222
9/30/02	11684	11737
10/31/02	11057	11108
11/30/02	11582	11639
12/31/02	11733	11797
1/31/03	11392	11454
2/28/03	11596	11662
3/31/03	11872	11946
4/30/03	12324	12406
5/31/03	13017	13108
6/30/03	13286	13391
7/31/03	13985	14103
8/31/03	14097	14220
9/30/03	14579	14721
10/31/03	14788	14939
11/30/03	15436	15598
12/31/03	15894	16066
1/31/04	16525	16708
2/29/04	16796	16986
3/31/04	17797	18006
4/30/04	15202	15370
5/31/04	16362	16543
6/30/04	16833	17029
7/31/04	16913	17116
8/31/04	18301	18528
9/30/04	18211	18439
10/31/04	19213	19463
11/30/04	20062	20335
12/31/04	21091	21390
1/31/05	19241	19512
2/28/05	19841	20125
3/31/05	19566	19849
4/30/05	20712	21020
5/31/05	21387	21712
6/30/05	22495	22847
7/31/05	24200	24590
8/31/05	23266	23646
9/30/05	23378	23748
10/31/05	22889	23244
11/30/05	23942	24323
12/31/05	23966	24347
1/31/06	25831	26256
2/28/06	26378	26818
3/31/06	27721	28191
4/30/06	26670	27125
5/31/06	25921	26374
6/30/06	27385	27875
7/31/06	28358	28864
8/31/06	29297	29834
9/30/06	29862	30416
10/31/06	31734	32332
11/30/06	33242	33874
12/31/06	32479	33109
1/31/07	35348	36059
2/28/07	34554	35251
3/31/07	33670	34349
4/30/07	33649	34335
5/31/07	33665	34359
6/30/07	30515	31133
7/31/07	28112	28689
8/31/07	29756	30384
9/30/07	30891	31572
10/31/07	31249	31935
11/30/07	28212	28831
12/31/07	26734	27297
1/31/08	26595	27166
2/29/08	25590	26142
3/31/08	27274	27881
4/30/08	28940	29598
5/31/08	29001	29663
6/30/08	25813	26377
7/31/08	26558	27139
8/31/08	27155	27755
9/30/08	27069	27638
10/31/08	18343	18689
11/30/08	13871	14101
12/31/08	16324	16597
1/31/09	13398	13596
2/28/09	10489	10625
3/31/09	10832	10967
4/30/09	14355	14566
5/31/09	14724	14940
6/30/09	14207	14419
7/31/09	15684	15921
8/31/09	17973	18252
9/30/09	19233	19530
10/31/09	18358	18643
11/30/09	19614	19926
12/31/09	20978	21321
1/31/10	19777	20101
2/28/10	20890	21243
3/31/10	23018	23414
4/30/10	24638	25069
5/31/10	23312	23718
6/30/10	22081	22447

SPDR Dow Jones REIT ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	SIMON PROPERTY	VORNADO			BOSTON
DESCRIPTION	GROUP, INC.	REALTY TRUST	PUBLIC STORAGE	EQUITY RESIDENTIAL	PROPERTIES, INC.

MARKET VALUE	$113,436,631	63,864,223	60,248,152	57,253,459	48,048,417

% OF NET ASSETS	10.0%	5.6	5.3	5.0	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Specialized REITs	26.6%
Retail REITs	23.5
Office REITs	17.8
Residential REITs	17.5
Diversified REITs	8.8
Industrial REITs	5.5
Short Term Investments	11.8
Other Assets & Liabilities	(11.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR KBW Bank ETF —
Management’s Discussion of Fund Performance

The SPDR KBW Bank ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the KBW Bank Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 27.55%, and the total return for the Index was 27.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The welcome tonic of low interest rates and abundant liquidity helped many financial stocks to rebuild battered profits and shake off concerns about future losses. Financials accordingly performed well through most of the third quarter of 2009, and the Fund rose nearly 30% over the same time frame. However, struggles returned to the sector in the fourth quarter of 2009, as several major institutions undertook huge secondary offerings to raise additional equity and repay obligations to the government. Financial shares maintained strong performance through the first quarter of 2010, led by regional banks and real estate firms. Unfortunately, the second quarter of 2010 had financials giving back a substantial amount of their first-quarter progress with second-quarter underperformance.

Despite this rollercoaster of quarterly returns, twenty one of the twenty-five stocks held in the Fund during the past year offered positive contribution to the Fund’s return. M&T Bank Corp., Fifth Third Bancorp, and Capital One Financial Corp. had the greatest contributions to the Fund’s overall return. The weight of these institutions within the Index, coupled with all achieving returns of greater than 70% over the period, made these star performers. While the majority of firms positively influenced performance, The Bank of New York Mellon Corp., Synovus Financial Corp. and State Street Corp. were a few of those who dragged returns down over the period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR KBW Bank ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR KBW Bank ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	KBW BANK INDEX	VALUE	VALUE	KBW BANK INDEX

ONE YEAR	27.55%	27.52%	27.75%	27.55%	27.52%	27.75%

THREE YEARS	−54.97%	−54.95%	−55.26%	−23.35%	−23.34%	−23.51%

SINCE INCEPTION (1)	−46.90%	−46.91%	−46.88%	−12.74%	−12.75%	−12.74%

(1)	For the period November 8, 2005 to June 30, 2010.

SPDR KBW Bank ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR KBW
	Bank ETF	KBW Bank
	(a)	Index (b)
11/8/05	10000	10000
11/30/05	10349	10351
12/31/05	10379	10388
1/31/06	10359	10372
2/28/06	10681	10697
3/31/06	10696	10719
4/30/06	11396	11425
5/31/06	11006	11035
6/30/06	10890	10921
7/31/06	11279	11316
8/31/06	11254	11295
9/30/06	11567	11615
10/31/06	11656	11707
11/30/06	11576	11631
12/31/06	12092	12156
1/31/07	12163	12232
2/28/07	11952	12022
3/31/07	11795	11874
4/30/07	12055	12134
5/31/07	12197	12283
6/30/07	11792	11870
7/31/07	11008	11085
8/31/07	11156	11220
9/30/07	11183	11251
10/31/07	10935	11001
11/30/07	10319	10382
12/31/07	9455	9504
1/31/08	10105	10160
2/29/08	8824	8870
3/31/08	8523	8569
4/30/08	8960	9011
5/31/08	8247	8294
6/30/08	6360	6383
7/31/08	7264	7295
8/31/08	7279	7308
9/30/08	7495	7522
10/31/08	6506	6525
11/30/08	5348	5358
12/31/08	4974	4984
1/31/09	3240	3241
2/28/09	2739	2738
3/31/09	3192	3196
4/30/09	3729	3731
5/31/09	4265	4264
6/30/09	4163	4157
7/31/09	4627	4616
8/31/09	5411	5399
9/30/09	5407	5396
10/31/09	4841	4832
11/30/09	5103	5095
12/31/09	4902	4895
1/31/10	5344	5338
2/28/10	5452	5448
3/31/10	5977	5974
4/30/10	6407	6405
5/31/10	5746	5746
6/30/10	5310	5312

SPDR KBW Bank ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

DESCRIPTION	BANK OF AMERICA CORP.	CITIGROUP, INC.	JPMORGAN CHASE & CO.	WELLS FARGO & CO.	U.S. BANCORP

MARKET VALUE	$65,616,667	65,346,969	61,558,617	49,728,998	43,662,893

% OF NET ASSETS	8.8%	8.8	8.2	6.7	5.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	44.7%
Other Diversified Financial Services	25.8
Diversified Banks	16.4
Asset Management & Custody Banks	7.1
Consumer Finance	3.6
Thrifts & Mortgage Finance	2.3
Short Term Investments	6.3
Other Assets & Liabilities	(6.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR KBW Capital Markets ETF —
Management’s Discussion of Fund Performance

The SPDR KBW Capital Markets ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the KBW Capital Markets Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was −6.28%, and the total return for the Index was −5.89%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The stock market rally that began in the March 2009 quarter (the end of last fiscal year for the trust,) continued for most of 2009 and into early 2010. Markets cooled towards the end of the year with many companies suffering through an extremely difficult period. Out of the twenty four companies in the portfolio, only nine ended the year in positive territory. Overall, despite the strong rally in the first quarter of the year, the index ended in the red as all earlier gains were wiped out in the second quarter of 2010. Strong concerns over economic recovery and financial regulatory reform continue to be key factors most negatively impacting the capital markets sector.

The top contributor to the negative return this year was The Goldman Sachs Group, Inc., which is also the largest name in the Index. Along with many other financial companies, The Goldman Sachs Group, Inc. was plagued by ongoing SEC investigations and a very large settlement payout to defrauded investors. Some of the companies in the Index that were able to help lessen the blow for the period were Raymond James Financial, Inc., Franklin Resources, Inc., Legg Mason, Inc., and SEI Investments Co. which were all able to finish with double digit outperformance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR KBW Capital Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR KBW Capital Markets ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	KBW CAPITAL	NET ASSET	MARKET	KBW CAPITAL
	VALUE	VALUE	MARKETS INDEX	VALUE	VALUE	MARKETS INDEX

ONE YEAR	−6.28%	−6.37%	−5.89%	−6.28%	−6.37%	−5.89%

THREE YEARS	−53.39%	−53.33%	−53.10%	−22.46%	−22.43%	−22.31%

SINCE INCEPTION (1)	−36.55%	−36.58%	−35.74%	−9.33%	−9.34%	−9.09%

(1)	For the period November 8, 2005 to June 30, 2010.

SPDR KBW Capital Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR KBW	KBW Capital
	Capital Markets	Markets Index
	ETF (a)	(b)
11/8/05	10000	10000
11/30/05	10275	10277
12/31/05	10293	10298
1/31/06	11191	11204
2/28/06	11492	11510
3/31/06	11761	11784
4/30/06	11862	11888
5/31/06	11148	11174
6/30/06	11056	11082
7/31/06	11213	11244
8/31/06	11343	11378
9/30/06	12244	12286
10/31/06	12773	12823
11/30/06	12983	13038
12/31/06	13224	13283
1/31/07	13846	13913
2/28/07	13118	13187
3/31/07	13076	13146
4/30/07	13592	13669
5/31/07	14171	14264
6/30/07	13614	13703
7/31/07	12812	12897
8/31/07	12397	12474
9/30/07	13085	13174
10/31/07	14135	14237
11/30/07	13210	13308
12/31/07	13348	13449
1/31/08	12334	12429
2/29/08	10880	10964
3/31/08	9986	10064
4/30/08	10860	10947
5/31/08	10359	10444
6/30/08	9025	9094
7/31/08	9225	9298
8/31/08	9158	9233
9/30/08	7967	8032
10/31/08	6113	6157
11/30/08	5188	5220
12/31/08	5303	5337
1/31/09	4588	4614
2/28/09	4369	4395
3/31/09	5246	5284
4/30/09	5887	5933
5/31/09	6632	6685
6/30/09	6771	6827
7/31/09	7236	7300
8/31/09	7421	7488
9/30/09	7867	7940
10/31/09	7341	7411
11/30/09	7336	7409
12/31/09	7474	7557
1/31/10	7024	7105
2/28/10	7184	7268
3/31/10	7574	7663
4/30/10	7812	7906
5/31/10	7012	7098
6/30/10	6345	6426

SPDR KBW Capital Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

		THE GOLDMAN			THE CHARLES
DESCRIPTION	MORGAN STANLEY	SACHS GROUP, INC.	CME GROUP, INC.	STATE STREET CORP.	SCHWAB CORP.

MARKET VALUE	$4,021,527	3,744,608	3,742,363	3,596,148	3,056,244

% OF NET ASSETS	7.8%	7.3	7.3	7.1	6.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY*	NET ASSETS

Investment Banking & Brokerage	52.2%
Asset Management & Custody Banks	26.8
Specialized Finance	20.8
Short Term Investments	15.7
Other Assets & Liabilities	(15.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR KBW Insurance ETF —
Management’s Discussion of Fund Performance

The SPDR KBW Insurance ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the KBW Insurance Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 34.65%, and the total return for the Index was 35.18%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to fund expenses, compounding and slight variations between the Fund’s holdings and the Index constituents.

At the start of the fiscal year, investors nervously digested the remarkable relief rally that boosted global equity markets during the spring of 2009. But earnings reports were broadly constructive, as aggressive cost cutting flattered profitability. Leading economic indicators continued to suggest emergence from recession, with business confidence picking up consistently. Central bankers acknowledged the budding improvement, but given weak employment conditions and the tentative flow of credit, they reiterated that removal of monetary stimulus remained a distant prospect. The markets overcame some uncertainty as Funds flowed steadily into long-term financial assets resulting in solid gains across most markets in July, August and September. The KBW Insurance Index posted double digit returns in July and August as insurance names were especially strong, boosted by the unrelenting rebound in corporate bond prices. This was followed by a decline of over 7% in October however, as the arduous negotiations surrounding healthcare reform resulted in legislation that seemed cumbersome enough to prevent any radical excision of profits from insurers and providers.

Financial shares maintained strong performance throughout the first quarter of 2010 on indications that the economic recovery was going nicely. Most markets rallied in March including the KBW Insurance Index. In March, the KBW Insurance Index recovered to pre-Lehman crash levels only to lose about a quarter of its value again in the last two months of the fiscal year due to worsening credit conditions globally.

All but one name in the KBW Insurance Index posted positive returns this year.

AON Corp. was the largest detractor from performance this year as lingering effects of the global economic recession including low interest rates and declining property and casualty pricing affected profits. Genworth Financial, Inc., which recovered from all time lows in March 2009, was the top contributor to performance this year as there were signs of shrinking losses across the Retirement and Protection and Mortgage Insurance business segments.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR KBW Insurance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR KBW Insurance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	KBW	NET ASSET	MARKET	KBW
	VALUE	VALUE	INSURANCE INDEX	VALUE	VALUE	INSURANCE INDEX

ONE YEAR	34.65%	34.62%	35.18%	34.65%	34.62%	35.18%

THREE YEARS	−37.20%	−37.15%	−36.65%	−14.37%	−14.34%	−14.12%

SINCE INCEPTION (1)	−26.92%	−26.93%	−25.83%	−6.53%	−6.53%	−6.24%

(1)	For the period November 8, 2005 to June 30, 2010.

SPDR KBW Insurance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR KBW
	Insurance ETF	KBW Insurance
	(a)	Index (b)
11/8/05	10000	10000
11/30/05	10254	10257
12/31/05	10093	10098
1/31/06	9913	9920
2/28/06	10031	10041
3/31/06	9848	9859
4/30/06	10303	10320
5/31/06	9980	9999
6/30/06	9906	9928
7/31/06	9893	9918
8/31/06	10095	10124
9/30/06	10429	10463
10/31/06	10554	10589
11/30/06	10778	10819
12/31/06	11121	11168
1/31/07	11054	11105
2/28/07	11044	11097
3/31/07	11057	11114
4/30/07	11646	11710
5/31/07	11943	12012
6/30/07	11636	11706
7/31/07	10643	10709
8/31/07	10778	10848
9/30/07	11291	11371
10/31/07	10908	10988
11/30/07	10716	10798
12/31/07	10474	10554
1/31/08	9914	9991
2/29/08	9274	9347
3/31/08	9188	9262
4/30/08	9652	9733
5/31/08	9529	9611
6/30/08	8184	8248
7/31/08	8320	8387
8/31/08	8596	8667
9/30/08	7809	7873
10/31/08	5320	5357
11/30/08	5009	5050
12/31/08	5573	5625
1/31/09	4375	4414
2/28/09	3517	3546
3/31/09	4093	4130
4/30/09	4979	5029
5/31/09	5596	5656
6/30/09	5427	5485
7/31/09	6200	6269
8/31/09	7187	7270
9/30/09	7417	7504
10/31/09	6851	6934
11/30/09	7044	7131
12/31/09	7159	7251
1/31/10	7266	7363
2/28/10	7624	7726
3/31/10	8530	8650
4/30/10	8543	8665
5/31/10	7868	7983
6/30/10	7308	7417

SPDR KBW Insurance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

		PRUDENTIAL		THE TRAVELERS	GENWORTH FINANCIAL,
DESCRIPTION	METLIFE, INC.	FINANCIAL, INC.	AFLAC, INC.	COS., INC.	INC. (CLASS A)

MARKET VALUE	$12,564,074	11,713,710	11,411,921	10,866,914	8,919,138

% OF NET ASSETS	7.7%	7.1	7.0	6.6	5.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Life & Health Insurance	34.6%
Property & Casualty Insurance	29.7
Multi-Line Insurance	13.1
Reinsurance	8.1
Insurance Brokers	7.0
Asset Management & Custody Banks	3.8
Thrifts & Mortgage Finance	3.5
Short Term Investments	2.7
Other Assets & Liabilities	(2.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR KBW Mortgage Finance ETF —
Management’s Discussion of Fund Performance

The SPDR KBW Mortgage Finance ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the mortgage banking, processing and marketing segment of the U.S. financial services industry. In seeking the objective, the Fund uses a passive management strategy designed to track the total return performance of the KBW Mortgage Finance Index (the “Index”).

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 10.67%, and the total return for the Index was 10.83%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

Low interest rates and abundant liquidity helped many financial stocks to rebuild battered profits and shake off concerns about future losses. Financials accordingly performed well through most of the third quarter of 2009. However, struggles returned to the sector in the fourth quarter of 2009, as several major institutions undertook huge secondary offerings to raise additional equity and repay obligations to the government. Financial shares maintained strong performance through the first quarter of 2010, led by regional banks and real estate firms. Unfortunately, the second quarter of 2010 had financials giving back a substantial amount of their first-quarter progress with second-quarter underperformance.

While the Fund weathered the ups and downs over the past year, it managed to return nearly 11% over the period, with just about half of the constituents (13 out of 27 stocks) contributing positively to the performance. Lennar Corp. (Class A), New York Community Bancorp, Inc. and Astoria Financial Corp. were the standout performers over the period. On the opposite side of the equation, those constituents with a homebuilding bent, including Pulte Group, Inc. and KB HOME were amongst those that put a negative spin on performance over the period. United Community Banks, Inc. was the worst performing stock over the period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR KBW Mortgage Finance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/29/09, 4/30/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR KBW Mortgage Finance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	KBW MORTGAGE	NET ASSET	MARKET	KBW MORTGAGE
	VALUE	VALUE	FINANCE INDEX	VALUE	VALUE	FINANCE INDEX

ONE YEAR	10.67%	10.53%	10.83%	10.67%	10.53%	10.83%

SINCE INCEPTION (1)	−2.31%	−2.30%	−2.15%	−1.98%	−1.97%	−1.84%

(1)	For the period April 29, 2009 to June 30, 2010.

SPDR KBW Mortgage Finance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR KBW	KBW Mortgage
	Mortgage Finance	Finance Index
	ETF (a)	(b)
4/29/09	10000	10000
4/30/09	9737	9736
5/31/09	9000	9000
6/30/09	8827	8829
7/31/09	9853	9859
8/31/09	10587	10600
9/30/09	10359	10370
10/31/09	9491	9503
11/30/09	9573	9587
12/31/09	10144	10165
1/31/10	10511	10537
2/28/10	10860	10890
3/31/10	11686	11724
4/30/10	12560	12606
5/31/10	11225	11265
6/30/10	9769	9785

SPDR KBW Mortgage Finance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	NEW YORK COMMUNITY	HUDSON CITY	LENDER PROCESSING
DESCRIPTION	BANCORP, INC.	BANCORP, INC.	SERVICES, INC.	D.R. HORTON, INC.	PULTE GROUP, INC.

MARKET VALUE	$325,984	260,626	260,593	248,257	225,241

% OF NET ASSETS	8.3%	6.7	6.7	6.3	5.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Thrifts & Mortgage Finance	38.2%
Household Durables	30.8
Commercial Banks	8.9
Insurance	7.7
IT Services	6.7
Diversified Financial Services	4.7
Real Estate Management & Development	2.9
Short Term Investments	26.5
Other Assets & Liabilities	(26.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR KBW Regional Banking ETF —
Management’s Discussion of Fund Performance

The SPDR KBW Regional Banking ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the regional banking segment of the U.S. banking industry. In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the KBW Regional Banking Index (the “Index”).

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 27.70%, and the total return for the Index was 27.84%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

While the regional banks sub-industry missed out on first half of last year’s rally, it has given an impressive positive performance consistently in the last four quarters. The Fund has taken a giant leap compared to its overall broader financial sector as the regional banks dealt with a smaller volume of the complex mortgage vehicles crisis and relatively avoided the deteriorating landscape of sub-prime lending. The small and mid-sized banks gained back some of their lost profits in the past few years as small business lending and credit losses started easing, credit trends in the commercial and residential real estate are marginally improving and the Fed has been giving a long lending hand by keeping the interest rates unusually low. Hopes on the thrift banks being less affected by the potential regulations designed to curb the risks in the financial systems have also helped with the substantial upward bounce.

The top three contributors to return this year in the Fund were Wintrust Financial Corp., Private Bancorp, Inc., and Citizens Republic Bancorp, Inc. Wintrust Financial Corp., has reported better than expected quarterly profits and has seen a subsequent decline in the provision for bad debt. UCBH Holdings, Inc., the most significant drag on return this year, was seized by the regulators and was finally acquired by East West Bancorp Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR KBW Regional Banking ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR KBW Regional Banking ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	KBW REGIONAL	NET ASSET	MARKET	KBW REGIONAL
	VALUE	VALUE	BANKING INDEX	VALUE	VALUE	BANKING INDEX

ONE YEAR	27.70%	27.83%	27.84%	27.70%	27.83%	27.84%

THREE YEARS	−44.33%	−44.72%	−44.64%	−17.74%	−17.93%	−17.89%

SINCE INCEPTION (1)	−45.18%	−45.19%	−44.82%	−13.85%	−13.85%	−13.71%

(1)	For the period June 19, 2006 to June 30, 2010.

SPDR KBW Regional Banking ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR KBW	KBW Regional
	Regional Banking	Banking Index
	ETF (a)	(b)
6/19/06	10000	10000
6/30/06	10066	10066
7/31/06	10127	10132
8/31/06	10189	10199
9/30/06	10256	10269
10/31/06	10246	10263
11/30/06	10441	10464
12/31/06	10593	10692
1/31/07	10456	10554
2/28/07	10317	10422
3/31/07	10183	10292
4/30/07	9916	10025
5/31/07	10110	10229
6/30/07	9848	9968
7/31/07	8928	9039
8/31/07	9601	9725
9/30/07	9532	9658
10/31/07	9111	9228
11/30/07	8677	8791
12/31/07	8261	8343
1/31/08	8629	8719
2/29/08	7557	7630
3/31/08	7827	7904
4/30/08	7664	7738
5/31/08	7365	7435
6/30/08	5956	6005
7/31/08	6789	6844
8/31/08	7227	7286
9/30/08	8036	8099
10/31/08	7374	7426
11/30/08	6721	6764
12/31/08	6745	6795
1/31/09	4777	4805
2/28/09	4192	4215
3/31/09	4503	4530
4/30/09	4852	4883
5/31/09	4666	4695
6/30/09	4292	4316
7/31/09	4878	4906
8/31/09	4970	5000
9/30/09	5022	5050
10/31/09	4805	4832
11/30/09	4946	4972
12/31/09	5261	5291
1/31/10	5693	5727
2/28/10	5783	5819
3/31/10	6191	6231
4/30/10	6614	6659
5/31/10	5978	6020
6/30/10	5482	5518

SPDR KBW Regional Banking ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	FULTON			FIRST MIDWEST
DESCRIPTION	FINANCIAL CORP.	CVB FINANCIAL CORP.	SIGNATURE BANK	BANCORP, INC.	F.N.B. CORP.

MARKET VALUE	$21,272,807	19,445,312	18,523,299	18,234,710	18,122,514

% OF NET ASSETS	3.0%	2.8	2.6	2.6	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	92.8%
Thrifts & Mortgage Finance	6.9
Short Term Investments	23.1
Other Assets & Liabilities	(22.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Morgan Stanley Technology ETF —
Management’s Discussion of Fund Performance

The SPDR Morgan Stanley Technology ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Technology Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 14.62%, and the total return for the Index was 15.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses, cash drag, compounding and slight variations between the Fund’s holdings and the Index constituents.

As the economy sent mixed signals on both the road to recovery and a double dip in the last one year, the information technology sector weathered the crisis far better than some of its other peers. The sector witnessed a cyclical revival from the previous year as improved economic conditions gave strong support to the high tech firms and they posted very solid gains for this year. The Fund reigned in the positive arenas for the first three consecutive quarters as the blue chip firms observed a strong demand for software service models, a shift towards web-centric computing and an explosion of mobile devices and associated web applications that bring the world to our fingertips.

On an individual constituent level, the top contributors to the return this year were Salesforce.com, Inc., NetApp, Inc, and Flextronics International, Ltd., followed by Apple, Inc. Salesforce.com, Inc. witnessed a big rise in its profits as cloud computing got recognized heavily and its internet-hosted business software sales grew drastically. Apple, Inc. and Motorola, Inc. both observed a meaningful increase in their sales cycles as well, as smart phones like i-Phone and Droid and tech gadgets like i-Pad had strong sales and helped in boosting their profits. The top negative performers for the year in the Fund were Nokia Oyj ADR, Seagate Technology and QUALCOMM, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Morgan Stanley Technology ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Morgan Stanley Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.50%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MORGAN STANLEY	NET ASSET	MARKET	MORGAN STANLEY
	VALUE	VALUE	TECHNOLOGY INDEX	VALUE	VALUE	TECHNOLOGY INDEX

ONE YEAR	14.62%	14.42%	15.21%	14.62%	14.42%	15.21%

THREE YEARS	−16.01%	−16.08%	−14.97%	−5.65%	−5.68%	−5.26%

FIVE YEARS	10.86%	10.84%	13.38%	2.08%	2.08%	2.54%

SINCE INCEPTION (1)	−46.63%	−46.65%	−44.43%	−6.23%	−6.23%	−5.84%

(1)	For the period September 25, 2000 to June 30, 2010.

SPDR Morgan Stanley Technology ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Morgan	Morgan Stanley
	Stanley Technology	Technology Index
	ETF (a)	(b)
9/25/00	10000	10000
9/30/00	9725	9725
10/31/00	9485	9489
11/30/00	7243	7247
12/31/00	6876	6834
1/31/00	8096	8052
2/28/00	6106	6075
3/31/00	5391	5365
4/30/01	6245	6218
5/31/01	5851	5828
6/30/01	5948	5933
7/31/01	5599	5582
8/31/01	4921	4908
9/30/01	3839	3830
10/31/01	4534	4525
11/30/01	5272	5264
12/31/01	5203	5199
1/31/02	5162	5160
2/28/02	4339	4340
3/31/02	4663	4666
4/30/02	4091	4096
5/31/02	3956	3962
6/30/02	3404	3410
7/31/02	3072	3079
8/31/02	3002	3010
9/30/02	2444	2451
10/31/02	2979	2990
11/30/02	3500	3513
12/31/02	2943	2958
1/31/03	2951	2967
2/28/03	2947	2964
3/31/03	2941	2959
4/30/03	3245	3266
5/31/03	3753	3778
6/30/03	3750	3778
7/31/03	3945	3976
8/31/03	4304	4340
9/30/03	4207	4243
10/31/03	4632	4674
11/30/03	4740	4785
12/31/03	4858	4908
1/31/04	5141	5197
2/29/04	5056	5111
3/31/04	4970	5027
4/30/04	4654	4709
5/31/04	4838	4897
6/30/04	5029	5093
7/31/04	4469	4527
8/31/04	4303	4360
9/30/04	4546	4608
10/31/04	4675	4741
11/30/04	4965	5037
12/31/04	5177	5254
1/31/05	4828	4902
2/28/05	4822	4898
3/31/05	4642	4717
4/30/05	4452	4526
5/31/05	4883	4968
6/30/05	4815	4901
7/31/05	5102	5196
8/31/05	5061	5155
9/30/05	5164	5263
10/31/05	5090	5190
11/30/05	5392	5500
12/31/05	5324	5433
1/31/06	5515	5629
2/28/06	5405	5519
3/31/06	5589	5710
4/30/06	5546	5669
5/31/06	5120	5236
6/30/06	5037	5153
7/31/06	4764	4876
8/31/06	5188	5313
9/30/06	5416	5549
10/31/06	5639	5779
11/30/06	5867	6016
12/31/06	5794	5943
1/31/07	5769	5920
2/28/07	5756	5909
3/31/07	5673	5826
4/30/07	6051	6218
5/31/07	6288	6463
6/30/07	6356	6536
7/31/07	6382	6566
8/31/07	6495	6682
9/30/07	6820	7019
10/31/07	6973	7180
11/30/07	6295	6485
12/31/07	6358	6552
1/31/08	5581	5753
2/29/08	5411	5580
3/31/08	5431	5602
4/30/08	5880	6069
5/31/08	6324	6531
6/30/08	5678	5863
7/31/08	5691	5879
8/31/08	5737	5929
9/30/08	4872	5019
10/31/08	3862	3978
11/30/08	3404	3506
12/31/08	3503	3608
1/31/09	3440	3544
2/28/09	3283	3383
3/31/09	3732	3848
4/30/09	4338	4476
5/31/09	4525	4671
6/30/09	4657	4808
7/31/09	5082	5250
8/31/09	5187	5361
9/30/09	5515	5703
10/31/09	5326	5509
11/30/09	5632	5828
12/31/09	5962	6173
1/31/10	5505	5701
2/28/10	5776	5985
3/31/10	6198	6425
4/30/10	6187	6416
5/31/10	5705	5919
6/30/10	5337	5557

SPDR Morgan Stanley Technology ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

			TELEFONAKTIEBOLAGET LM
DESCRIPTION	APPLE, INC.	SALESFORCE.COM, INC.	ERICSSON (CLASS B) ADR	INTUIT, INC.	NETAPP, INC.

MARKET VALUE	$7,315,247	7,193,776	6,929,442	6,492,845	6,390,270

% OF NET ASSETS	4.0%	4.0	3.8	3.6	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Software	20.8%
Computers & Peripherals	18.3
Semiconductors & Semiconductor Equipment	16.7
Communications Equipment	15.9
IT Services	12.3
Internet Software & Services	7.7
Household Durables	2.9
Internet & Catalog Retail	2.7
Electronic Equipment, Instruments & Components	2.5
Short Term Investments	5.9
Other Assets & Liabilities	(5.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Dividend ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the S&P High Yield Dividend Aristocrats Index (the “Index”). In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 23.25%, and the total return for the Index was 23.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The stock market rally that began in the March 2009 quarter (the end of last fiscal year for the trust,) continued for most of 2009 and into early 2010. Markets cooled, however all but one of the ten sectors represented in the Fund posted gains. The top performers reflect more cyclical sectors such as Consumer Discretionary and Industrials. Both of these sectors posted gains for the year, as improved economic conditions gave strong support to these groups. The sectors at the lower end of the return spectrum reflect a similar, cyclical story. Telecommunication Services and Energy, which are frequently viewed as defensive areas of the market, posted the lowest returns.

The top contributor to return this year was Gannett Co., Inc., of the nation’s biggest media companies. Cost cuts, combined with a decrease rate of decline in advertising sales and major investments in numerous internet sites were all a formula for success for this company during the period. Exxon Mobil Corp., was the most significant drag on return this year. Energy companies generally posted lower returns for the year, made even worse by the oil spill in the Gulf of Mexico.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HIGH YIELD			S&P HIGH YIELD
	NET ASSET	MARKET	DIVIDEND	NET ASSET	MARKET	DIVIDEND
	VALUE	VALUE	ARISTOCRATS INDEX	VALUE	VALUE	ARISTOCRATS INDEX

ONE YEAR	23.25%	23.28%	23.57%	23.25%	23.28%	23.57%

THREE YEARS	−16.92%	−17.17%	−16.93%	−5.99%	−6.09%	−6.00%

SINCE INCEPTION (1)	2.11%	2.11%	2.46%	0.45%	0.45%	0.53%

(1)	For the period November 8, 2005 to June 30, 2010.

SPDR S&P Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P High
	SPDR S&P	Yield Dividend
	Dividend ETF	Aristocrats Index
	(a)	(b)
11/8/05	10000	10000
11/30/05	10176	10178
12/31/05	10171	10171
1/31/06	10405	10408
2/28/06	10487	10492
3/31/06	10538	10546
4/30/06	10762	10758
5/31/06	10567	10565
6/30/06	10618	10617
7/31/06	10899	10902
8/31/06	11149	11156
9/30/06	11301	11312
10/31/06	11669	11684
11/30/06	11748	11767
12/31/06	11976	12001
1/31/07	12078	12106
2/28/07	12117	12148
3/31/07	12132	12166
4/30/07	12490	12531
5/31/07	12774	12816
6/30/07	12293	12333
7/31/07	11668	11708
8/31/07	11991	12036
9/30/07	11923	11972
10/31/07	11864	11916
11/30/07	11495	11549
12/31/07	11212	11246
1/31/08	11243	11302
2/29/08	10463	10518
3/31/08	10583	10642
4/30/08	10882	10944
5/31/08	10865	10928
6/30/08	9214	9255
7/31/08	9734	9780
8/31/08	10114	10165
9/30/08	10301	10354
10/31/08	9260	9304
11/30/08	8715	8754
12/31/08	8631	8659
1/31/09	7498	7519
2/28/09	6486	6501
3/31/09	7272	7284
4/30/09	8254	8272
5/31/09	8306	8326
6/30/09	8287	8293
7/31/09	9076	9086
8/31/09	9425	9438
9/30/09	9719	9733
10/31/09	9593	9607
11/30/09	10048	10066
12/31/09	10281	10300
1/31/10	10031	10052
2/28/10	10429	10455
3/31/10	11051	11085
4/30/10	11284	11323
5/31/10	10515	10551
6/30/10	10211	10246

SPDR S&P Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

					INTEGRYS
DESCRIPTION	PITNEY BOWES, INC.	CENTURYTEL, INC.	VECTREN CORP.	ELI LILLY & CO.	ENERGY GROUP, INC.

MARKET VALUE	$72,574,418	69,445,787	68,144,231	67,595,764	67,150,216

% OF NET ASSETS	3.7%	3.6	3.5	3.5	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Multi-Utilities	13.1%
Gas Utilities	8.8
Pharmaceuticals	7.7
Insurance	7.6
Chemicals	7.0
Household Products	6.1
Commercial Services & Supplies	5.2
Beverages	4.9
Containers & Packaging	3.9
Diversified Telecommunication Services	3.6
Household Durables	3.6
Machinery	2.6
Tobacco	2.6
Computers & Peripherals	2.1
IT Services	1.9
Media	1.9
Hotels, Restaurants & Leisure	1.8
Textiles, Apparel & Luxury Goods	1.7
Electrical Equipment	1.6
Industrial Conglomerates	1.6
Oil, Gas & Consumable Fuels	1.6
Commercial Banks	1.4
Health Care Equipment & Supplies	1.4
Food & Staples Retailing	1.3
Water Utilities	1.3
Capital Markets	1.2
Food Products	1.2
Specialty Retail	1.0
Short Term Investments	14.4
Other Assets & Liabilities	(14.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Biotech ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Biotech ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the biotechnology segment of a U.S. total market composite index. In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the S&P Biotechnology Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 2.20%, and the total return for the Index was 2.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

The Biotech Sector returns over the past twelve month period were less than impressive and well below S&P 500 returns. Slow down in R&D productivity, looming patent expiries, and political concerns about health care reform both in the U.S. and Europe were the main factors depressing the Biotech Sector’s returns. However, the Sector is well positioned to be a net beneficiary of healthcare reform and the regulatory environment improvements.

The top three positive contributors to the Fund’s performance were Medarex, Inc., Amylin Pharmaceuticals, Inc. and OSI Pharmaceuticals, Inc. Medarex, Inc., a US biotechnology company that has been involved in development of a promising treatment for melanoma, was acquired by drugmaker Bristol-Myers Squibb Co. for $2.4 billion in August 2009. OSI Pharmaceuticals, Inc., a leading biotechnology company focused on oncology products, was acquired in June 2010 by Astellas Pharma Inc., Japan’s second largest pharmaceutical maker, for $4 billion in an all-cash deal. Amylin Pharmaceuticals, Inc.’s stock rally was fueled by the FDA approval of BYETTA, a drug used for the treatment of type 2 diabetes, and the preliminary successful tests of its new experimental drug Bydureon, which, if approved, will become the world’s first once-a-week therapy for type 2 diabetes. The bottom three detractors from the Fund’s performance were Medivation, Inc., Myriad Genetics, Inc. and Isis Pharmaceuticals, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Biotech ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P BIOTECHNOLOGY	NET ASSET	MARKET	S&P BIOTECHNOLOGY
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

ONE YEAR	2.20%	2.13%	2.29%	2.20%	2.13%	2.29%

THREE YEARS	3.29%	3.20%	4.08%	1.08%	1.05%	1.34%

SINCE INCEPTION (1)	6.20%	6.17%	7.65%	1.37%	1.37%	1.69%

(1)	For the period January 31, 2006 to June 30, 2010.

SPDR S&P Biotech ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Biotechnology
	Biotech ETF	Select Industry
	(a)	Index (b)
1/31/06	10000	10000
2/28/06	10730	10733
3/31/06	10130	10145
4/30/06	9647	9663
5/31/06	9059	9076
6/30/06	9241	9262
7/31/06	9040	9063
8/31/06	9337	9364
9/30/06	9161	9190
10/31/06	10189	10225
11/30/06	10177	10215
12/31/06	9291	9326
1/31/07	9631	9670
2/28/07	9692	9735
3/31/07	9726	9772
4/30/07	10604	10663
5/31/07	10844	10907
6/30/07	10282	10342
7/31/07	10188	10251
8/31/07	11233	11306
9/30/07	11713	11793
10/31/07	12228	12316
11/30/07	12256	12348
12/31/07	11996	12089
1/31/08	11356	11447
2/29/08	10830	10918
3/31/08	10820	10907
4/30/08	11290	11384
5/31/08	12118	12217
6/30/08	11738	11838
7/31/08	14103	14229
8/31/08	13230	13351
9/30/08	12388	12503
10/31/08	10924	11025
11/30/08	10029	10121
12/31/08	10940	11072
1/31/09	10779	10909
2/28/09	9512	9627
3/31/09	9839	9960
4/30/09	9300	9413
5/31/09	9652	9771
6/30/09	10393	10524
7/31/09	11308	11454
8/31/09	11098	11244
9/30/09	11010	11150
10/31/09	9566	9687
11/30/09	10271	10401
12/31/09	10991	11127
1/31/10	11348	11491
2/28/10	11543	11692
3/31/10	12288	12449
4/30/10	12378	12543
5/31/10	11110	11262
6/30/10	10620	10765

SPDR S&P Biotech ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	AMYLIN	MARTEK			SAVIENT
	PHARMACEUTICALS,	BIOSCIENCES			PHARMACEUTICALS,
DESCRIPTION	INC.	CORP.	ALKERMES, INC.	IMMUNOGEN, INC.	INC.

MARKET VALUE	$16,759,655	16,353,214	16,187,714	16,093,239	15,878,873

% OF NET ASSETS	3.7%	3.6	3.6	3.6	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Biotechnology	100.0%
Short Term Investments	21.0
Other Assets & Liabilities	(21.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Homebuilders ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Homebuilders ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the homebuilding segment of a U.S. total market composite index. In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the S&P Homebuilders Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 22.61%, and the total return for the Index was 22.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses and slight variations between the Fund’s holdings and the Index constituents.

Even though employment conditions deteriorated during 2009, consumer spending proved unexpectedly resilient, and consumer discretionary stocks outperformed the S&P consistently in the first six months of the period, helping boost performance in the Fund and Index. Rising optimism and consumer spending also fueled many of the stocks in the Index. Although discretionary shares retain a substantial advantage over the S&P 500 since the start of 2010, lagging only the industrial sector between January and June of 2010, the extent of their recent reversal may signal budding weakness in consumer expenditure, thereby reflected in the negative performance we experienced in the second half of the period.

The top contributor to return this year was Owens Corning, Inc. Owens Corning, Inc. is a company with a diverse portfolio of services and products, which served them well in the period as the company experienced a positive trend in demand in several areas, specifically their Roofing segment. Armstrong World Industries, Inc. was one of only a handful of stocks with negative performance, as their flooring, cabinet and buildings products sales dropped and we saw continued instability in the housing starts and completions.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Homebuilders ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P HOMEBUILDERS	NET ASSET	MARKET	S&P HOMEBUILDERS
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

ONE YEAR	22.61%	22.64%	22.87%	22.61%	22.64%	22.87%

THREE YEARS	−50.64%	−51.00%	−51.12%	−20.97%	−21.16%	−21.23%

SINCE INCEPTION (1)	−67.71%	−67.70%	−67.91%	−22.59%	−22.59%	−22.70%

(1)	For the period January 31, 2006 to June 30, 2010.

SPDR S&P Homebuilders ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Homebuilders
	Homebuilders ETF	Select Industry
	(a)	Index (b)
1/31/06	10000	10000
2/28/06	9531	9533
3/31/06	9507	9510
4/30/06	9053	9057
5/31/06	7837	7842
6/30/06	7230	7232
7/31/06	6633	6636
8/31/06	6707	6712
9/30/06	7035	7038
10/31/06	7343	7349
11/30/06	7916	7926
12/31/06	8006	8021
1/31/07	8227	8245
2/28/07	7655	7672
3/31/07	7001	7022
4/30/07	7352	7376
5/31/07	7665	7694
6/30/07	6542	6565
7/31/07	5723	5743
8/31/07	5381	5401
9/30/07	4623	4607
10/31/07	4811	4804
11/30/07	4065	4060
12/31/07	4191	4191
1/31/08	4866	4866
2/29/08	4381	4379
3/31/08	4729	4720
4/30/08	4805	4793
5/31/08	4328	4314
6/30/08	3622	3604
7/31/08	3840	3820
8/31/08	4320	4296
9/30/08	4307	4307
10/31/08	3113	3111
11/30/08	2613	2609
12/31/08	2674	2655
1/31/09	2275	2258
2/28/09	2062	2046
3/31/09	2384	2361
4/30/09	3015	2988
5/31/09	2700	2676
6/30/09	2633	2612
7/31/09	3205	3180
8/31/09	3466	3440
9/30/09	3363	3338
10/31/09	3098	3075
11/30/09	3211	3188
12/31/09	3391	3368
1/31/10	3388	3366
2/28/10	3559	3536
3/31/10	3784	3761
4/30/10	4296	4272
5/31/10	3863	3841
6/30/10	3229	3209

SPDR S&P Homebuilders ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

			LENNOX		TEMPUR-PEDIC
DESCRIPTION	A.O. SMITH CORP.	NVR, INC.	INTERNATIONAL, INC.	RYLAND GROUP, INC.	INTERNATIONAL, INC.

MARKET VALUE	$30,884,585	30,611,517	29,999,323	29,555,525	29,518,370

% OF NET ASSETS	4.4%	4.4	4.3	4.2	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Homebuilding	32.4%
Building Products	31.9
Home Furnishing Retail	15.5
Home Furnishings	12.3
Home Improvement Retail	7.8
Short Term Investments	16.1
Other Assets & Liabilities	(16.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Metals&Mining ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the metals and mining segment of a U.S. total market composite index. In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the S&P Metals & Mining Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 24.08%, and the total return for the Index was 24.46%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses, fees and slight variations between the Fund’s holdings and the Index constituents.

Metals and Mining Sector returns soared well above S&P 500 over the last twelve month period. Despite volatility and uncertainty in the global markets coupled with the slowdown in the world’s major economies, demand for base metals remained strong mainly fueled by the infrastructure developments in Asia. Additionally, prices of gold and other precious metals continued increasing as investors sought a safe haven during times of economic uncertainty and Asian central banks continued increasing official gold holdings to hedge their currencies. Prices for iron ore and steel almost doubled in the last year following the announcement that Vale, the Brazilian mining giant, had successfully negotiated a massive 90% increase in prices from one of its key Asian customers. The outlook for the sector remains strong as limited supply and strong demand continue driving metal prices up.

Top three contributors to the Fund’s performance were Hecla Mining Co., Coeur d’Alene Mines Corp., and Cliffs Natural Resources, Inc. Both Hecla Mining Co., a company engaging in the production and marketing of silver, gold, lead, and zinc, and Coeur d’Alene Mines Corp., a company engaging in the exploration and mining of silver and gold, benefited significantly from the strong rally in gold and silver prices driven by strong demand for precious metals throughout the world. The shares of Cliffs Natural Resources, Inc., a mining and natural resources company producing iron ore pellets, lump and fines iron ore, and metallurgical coal, rose as the demand boost for steel from Asia coincided with improved pricing. Bottom three detractors from the Fund’s performance were Stillwater Mining Co., Worthington Industries, Inc. and Nucor Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Metals & Mining ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P METALS & MINING	NET ASSET	MARKET	S&P METALS & MINING
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

ONE YEAR	24.08%	24.00%	24.46%	24.08%	24.00%	24.46%

THREE YEARS	−24.85%	−24.99%	−24.48%	−9.09%	−9.14%	−8.94%

SINCE INCEPTION (1)	9.49%	9.38%	10.49%	2.27%	2.25%	2.50%

(1)	For the period June 19, 2006 to June 30, 2010.

SPDR S&P Metals & Mining ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Metals
	Metals &	& Mining
	Mining ETF	Select Industry
	(a)	Index (b)
6/19/06	10000	10000
6/30/06	11570	11571
7/31/06	10563	10568
8/31/06	10227	10235
9/30/06	9606	9615
10/31/06	11003	11018
11/30/06	12059	12081
12/31/06	11389	11411
1/31/07	12245	12274
2/28/07	12538	12572
3/31/07	13308	13353
4/30/07	14455	14509
5/31/07	15375	15438
6/30/07	14569	14631
7/31/07	13826	13887
8/31/07	13454	13512
9/30/07	14849	14915
10/31/07	15987	16063
11/30/07	15570	15643
12/31/07	16239	16318
1/31/08	15362	15440
2/29/08	17296	17391
3/31/08	16369	16460
4/30/08	17841	17946
5/31/08	20490	20622
6/30/08	22031	22188
7/31/08	18529	18662
8/31/08	16769	16889
9/30/08	11068	11132
10/31/08	7355	7389
11/30/08	6221	6245
12/31/08	6571	6608
1/31/09	6215	6249
2/28/09	5554	5583
3/31/09	5969	5999
4/30/09	7567	7610
5/31/09	8995	9050
6/30/09	8823	8878
7/31/09	9473	9534
8/31/09	9663	9727
9/30/09	10865	10941
10/31/09	10121	10194
11/30/09	11657	11746
12/31/09	12349	12449
1/31/10	11030	11120
2/28/10	12290	12396
3/31/10	13575	13697
4/30/10	13332	13456
5/31/10	12263	12379
6/30/10	10949	11049

SPDR S&P Metals & Mining ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	NEWMONT MINING	COEUR D’ALENE	PEABODY ENERGY		ALPHA NATURAL
DESCRIPTION	CORP.	MINES CORP.	CORP.	HECLA MINING CO.	RESOURCES, INC.

MARKET VALUE	$34,125,118	33,399,775	30,584,712	30,565,767	29,212,570

% OF NET ASSETS	4.9%	4.8	4.4	4.4	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Steel	34.3%
Coal & Consumable Fuels	23.4
Diversified Metals & Mining	15.8
Precious Metals & Minerals	13.2
Gold	9.0
Aluminum	4.0
Short Term Investments	11.0
Other Assets & Liabilities	(10.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Oil & Gas Equipment & Services ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 15.71%, and the total return for the Index was 16.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to fund expenses, cash, compounding and slight variations between the Fund’s holdings and the Index constituents.

With product prices tepid, first for natural gas and then in September for gasoline, energy stocks did not respond as well to the recovery theme in the first half of the Reporting Period. Between January and March 2010, weak product pricing hurt a number of companies focused in natural gas, but rising crude prices boosted prospects for many oil service firms. Although there was a boost in the 3rd quarter of the reporting period, energy stocks closed out the six months of 2010 with double-digit losses. The energy sector depends on resilient economic growth for continued prosperity, and as a result, continued to lag during June when recovery concerns mounted, made even worse by the oil spill in the Gulf of Mexico.

The top contributor to return this year was Exterran Holdings, Inc. Exterran Holdings, Inc. has a strong international presence, which has been a driver of growth as the global marketplace becomes more dependent on natural gas as a fuel source. Bristow Group, Inc. was the most significant drag on return this year.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EQUIPMENT &			EQUIPMENT &
	NET ASSET	MARKET	SERVICES SELECT	NET ASSET	MARKET	SERVICES SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	15.71%	15.78%	16.11%	15.71%	15.78%	16.11%

THREE YEARS	−30.83%	−30.95%	−30.40%	−11.56%	−11.61%	−11.38%

SINCE INCEPTION (1)	−8.58%	−8.65%	−7.61%	−2.20%	−2.22%	−1.94%

(1)	For the period June 19, 2006 to June 30, 2010.

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Oil
	SPDR S&P	& Gas
	Oil &	Equipment &
	Gas Equipment	Services Select
	& Services	Industry Index
	ETF (a)	(b)
6/19/06	10000	10000
6/30/06	11098	11099
7/31/06	10866	10870
8/31/06	10200	10207
9/30/06	9604	9614
10/31/06	10050	10062
11/30/06	11015	11032
12/31/06	10507	10526
1/31/07	10416	10444
2/28/07	10530	10561
3/31/07	11258	11296
4/30/07	11968	12013
5/31/07	12885	12938
6/30/07	13215	13273
7/31/07	13293	13359
8/31/07	13400	13458
9/30/07	14266	14334
10/31/07	14110	14182
11/30/07	13569	13635
12/31/07	14582	14660
1/31/08	12542	12612
2/29/08	13958	14034
3/31/08	14102	14181
4/30/08	15766	15857
5/31/08	17305	17411
6/30/08	18317	18435
7/31/08	15564	15669
8/31/08	14992	15098
9/30/08	11795	11877
10/31/08	7821	7873
11/30/08	6712	6754
12/31/08	6178	6218
1/31/09	6347	6389
2/28/09	5896	5934
3/31/09	6058	6099
4/30/09	7520	7573
5/31/09	8745	8812
6/30/09	7899	7959
7/31/09	8551	8618
8/31/09	8822	8895
9/30/09	10087	10175
10/31/09	9916	10004
11/30/09	10013	10104
12/31/09	10355	10454
1/31/10	10111	10210
2/28/10	10595	10703
3/31/10	10825	10938
4/30/10	11541	11665
5/31/10	9611	9714
6/30/10	9142	9239

SPDR S&P Oil & Gas Equipment & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	DIAMOND OFFSHORE		FMC	EXTERRAN	CARBO
DESCRIPTION	DRILLING, INC.	HALLIBURTON CO.	TECHNOLOGIES, INC.	HOLDINGS, INC.	CERAMICS, INC.

MARKET VALUE	$10,839,033	10,698,006	10,650,011	10,543,953	10,520,465

% OF NET ASSETS	4.4%	4.3	4.3	4.2	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Equipment & Services	68.8%
Oil & Gas Drilling	31.1
Short Term Investments	11.1
Other Assets & Liabilities	(11.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Oil & Gas Exploration & Production ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 23.92%, and the total return for the Index was 24.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses, cash, compounding and slight variations between the Fund’s holdings and the Index constituents.

With product prices tepid, first for natural gas and then in September for gasoline, energy stocks did not respond as well to the recovery theme in the first half of the reporting period. Between January and March 2010, weak product pricing kept the hurt on a number of companies focused in natural gas, but rising crude prices boosted prospects for many oil service firms. Although there was a boost in the 3rd quarter of the reporting period, many energy stocks closed out the six months of 2010 with double-digit losses. The energy sector depends on resilient economic growth for continued prosperity, and as a result, continued to lag during June when recovery concerns mounted, made even worse by the oil spill in the Gulf of Mexico.

The top contributor to return this year was Cimarex Energy Co., a company for which the oil spill has had not had a noticeable impact. Revenue surged during the period when natural gas and oil prices leapt up. SandRidge Energy, Inc. was the most significant drag on return this year.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EXPLORATION &			EXPLORATION &
	NET ASSET	MARKET	PRODUCTION SELECT	NET ASSET	MARKET	PRODUCTION SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	23.92%	23.94%	24.39%	23.92%	23.94%	24.39%

THREE YEARS	−13.62%	−13.55%	−12.97%	−4.76%	−4.74%	−4.52%

SINCE INCEPTION (1)	17.65%	17.60%	18.87%	4.11%	4.10%	4.37%

(1)	For the period June 19, 2006 to June 30, 2010.

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Oil
	SPDR S&P	& Gas
	Oil &	Exploration &
	Gas Exploration	Production Select
	& Production	Industry Index
	ETF (a)	(b)
6/19/06	10000	10000
6/30/06	11574	11575
7/31/06	11895	11900
8/31/06	11431	11436
9/30/06	10535	10538
10/31/06	11111	11119
11/30/06	12183	12198
12/31/06	11300	11313
1/31/07	11608	11622
2/28/07	11469	11486
3/31/07	12065	12089
4/30/07	12838	12869
5/31/07	13802	13841
6/30/07	13623	13659
7/31/07	13078	13117
8/31/07	12796	12839
9/30/07	13961	14012
10/31/07	15709	15771
11/30/07	14397	14457
12/31/07	15471	15540
1/31/08	14331	14398
2/29/08	16127	16206
3/31/08	15970	16054
4/30/08	17526	17621
5/31/08	19306	19416
6/30/08	20843	20968
7/31/08	16119	16210
8/31/08	16318	16414
9/30/08	13387	13461
10/31/08	10195	10250
11/30/08	9253	9300
12/31/08	8858	8905
1/31/09	8921	8969
2/28/09	7759	7801
3/31/09	8058	8100
4/30/09	9229	9283
5/31/09	10812	10875
6/30/09	9497	9551
7/31/09	10466	10531
8/31/09	10568	10637
9/30/09	11618	11699
10/31/09	11544	11627
11/30/09	11532	11617
12/31/09	12396	12493
1/31/10	11923	12020
2/28/10	12375	12479
3/31/10	12689	12798
4/30/10	13463	13584
5/31/10	12355	12469
6/30/10	11765	11887

SPDR S&P Oil & Gas Exploration & Production ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

DESCRIPTION	SUNOCO, INC.	VALERO ENERGY CORP.	WORLD FUEL SERVICES CORP.	HOLLY CORP.	TESORO CORP.

MARKET VALUE	$20,214,409	18,608,940	18,508,657	18,463,717	18,324,841

% OF NET ASSETS	3.8%	3.5	3.5	3.4	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Exploration & Production	66.9%
Oil & Gas Refining & Marketing	20.8
Integrated Oil & Gas	12.2
Short Term Investments	9.1
Other Assets & Liabilities	(9.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Pharmaceuticals ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index. In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the S&P Pharmaceuticals Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 30.00%, and the total return for the Index was 30.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses, cash drag, compounding and slight variations between the Fund’s holdings and the Index constituents.

The stock market rally that began in the March 2009 quarter (the end of last fiscal year for the trust,) continued for most of 2009 and into early 2010. Markets cooled towards the end of the year, but at the end of the year, all ten sectors in the market posted gains. The top performers reflect more cyclical sectors such as Consumer Discretionary and Industrials. Both of these sectors posted very strong gains for the year, as improved economic conditions gave strong support to these groups. The sectors at the lower end of the return spectrum reflect a similar, cyclical story. Utilities, Telecommunication Services and Energy which are frequently viewed as defensive areas of the market, posted the lowest returns, but all managed gains for the year.

The companies that contributed most to the performance of the portfolio were Perrigo Company, ViroPharma, and Salix Pharmaceuticals, Ltd. Perrigo Company sales growth was driven by the Consumer Healthcare, Rx Pharmaceuticals and API segments. ViroPharma’s performance was driven by expectations on the sales of Cinryze which is used to treat hereditary angioedema (HAE). Salix Pharmaceuticals, Ltd., stock was driven by the drug maker’s affirmation that its Rifaximin irritable bowl syndrome had met the main goals of late-stage studies. The companies that were the largest drag on performance were Xenoport, Auxilium Pharmaceuticals Inc., and King Pharmaceuticals, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Pharmaceuticals ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.36%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P PHARMACEUTICALS	NET ASSET	MARKET	S&P PHARMACEUTICALS
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

ONE YEAR	30.00%	29.98%	30.44%	30.00%	29.98%	30.44%

THREE YEARS	12.58%	12.78%	12.98%	4.03%	4.09%	4.15%

SINCE INCEPTION (1)	29.28%	29.36%	30.18%	6.57%	6.59%	6.75%

(1)	For the period June 19, 2006 to June 30, 2010.

SPDR S&P Pharmaceuticals ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Pharmaceuticals
	Pharmaceuticals ETF	Select Industry
	(a)	Index (b)
6/19/06	10000	10000
6/30/06	10146	10147
7/31/06	10341	10345
8/31/06	10658	10667
9/30/06	10951	10963
10/31/06	11058	11073
11/30/06	10932	10950
12/31/06	11063	11085
1/31/07	11522	11550
2/28/07	11231	11261
3/31/07	11115	11148
4/30/07	11788	11829
5/31/07	11911	11952
6/30/07	11482	11521
7/31/07	10691	10729
8/31/07	10723	10764
9/30/07	10941	10987
10/31/07	11124	11175
11/30/07	11054	11109
12/31/07	10908	10965
1/31/08	10413	10467
2/29/08	10214	10267
3/31/08	9910	9939
4/30/08	10296	10328
5/31/08	10537	10572
6/30/08	10135	10168
7/31/08	10496	10532
8/31/08	11043	11084
9/30/08	10320	10357
10/31/08	8989	9014
11/30/08	9137	9161
12/31/08	9907	9935
1/31/09	9659	9684
2/28/09	8394	8413
3/31/09	8913	8936
4/30/09	8679	8704
5/31/09	9279	9308
6/30/09	9943	9979
7/31/09	10320	10360
8/31/09	10865	10911
9/30/09	11707	11761
10/31/09	11175	11226
11/30/09	12211	12272
12/31/09	12687	12754
1/31/10	12749	12819
2/28/10	12960	13036
3/31/10	14078	14165
4/30/10	13971	14062
5/31/10	13463	13553
6/30/10	12928	13018

SPDR S&P Pharmaceuticals ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	VALEANT				ENDO
	PHARMACEUTICALS	SALIX	FOREST	JOHNSON &	PHARMACEUTICALS
DESCRIPTION	INTERNATIONAL	PHARMACEUTICALS, LTD.	LABORATORIES, INC.	JOHNSON	HOLDINGS, INC.

MARKET VALUE	$7,217,693	6,902,299	6,751,017	6,429,980	6,426,514

% OF NET ASSETS	5.0%	4.8	4.7	4.5	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	99.9%
Short Term Investments	21.2
Other Assets & Liabilities	(21.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Retail ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Retail ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the retail segment of a U.S. total market composite index. In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the S&P Retail Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 30.67%, and the total return for the Index was 31.07%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses, cash drag, compounding and slight variations between the Fund’s holdings and the Index constituents.

The stock market rally that began in the March 2009 quarter (the end of last fiscal year for the trust,) continued for most of 2009 and into early 2010. Markets cooled towards the end of the year, but at the end of the year, all ten sectors in the market posted gains. The top performers reflect more cyclical sectors such as Consumer Discretionary and Industrials. Both of these sectors posted very strong gains for the year, as improved economic conditions gave strong support to these groups. The sectors at the lower end of the return spectrum reflect a similar, cyclical story. Utilities, Telecommunication Services and Energy which are frequently viewed as defensive areas of the market, posted the lowest returns, but all managed gains for the year.

The companies that contributed most to the performance of the portfolio were Netflix Inc, OfficeMax Inc, and Whole Foods Market Inc. Netflix’s growth in subscriber base drove revenues for the year. Earnings growth drove the performance of OfficeMax. OfficeMax cited cost cutting measures as the reason for the surge in earnings. Whole Foods Market, Inc., strong earnings growth drove profits over the last year. The companies that were the largest drag on performance were Barnes & Noble Inc, J.C. Penney Co. Inc, and GameStop Corp. (Class A).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Retail ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RETAIL SELECT	NET ASSET	MARKET	S&P RETAIL SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	30.67%	30.65%	31.07%	30.67%	30.65%	31.07%

THREE YEARS	−14.48%	−14.43%	−13.73%	−5.08%	−5.06%	−4.80%

SINCE INCEPTION (1)	1.70%	1.69%	3.08%	0.42%	0.42%	0.75%

(1)	For the period June 19, 2006 to June 30, 2010.

SPDR S&P Retail ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Retail
	Retail ETF	Select Industry
	(a)	Index (b)
6/19/06	10000	10000
6/30/06	10242	10243
7/31/06	9698	9702
8/31/06	9912	9919
9/30/06	10699	10709
10/31/06	11254	11267
11/30/06	11124	11140
12/31/06	11103	11124
1/31/07	11460	11486
2/28/07	11460	11489
3/31/07	11753	11796
4/30/07	11807	11854
5/31/07	12259	12311
6/30/07	11891	11948
7/31/07	10835	10886
8/31/07	10848	10902
9/30/07	10691	10750
10/31/07	10550	10610
11/30/07	9730	9789
12/31/07	9311	9366
1/31/08	9388	9444
2/29/08	8761	8807
3/31/08	8760	8837
4/30/08	9067	9148
5/31/08	9117	9200
6/30/08	8073	8143
7/31/08	8288	8364
8/31/08	8885	8967
9/30/08	8418	8497
10/31/08	6400	6452
11/30/08	5094	5130
12/31/08	5698	5752
1/31/09	5498	5549
2/28/09	5530	5581
3/31/09	6429	6493
4/30/09	7741	7823
5/31/09	7709	7791
6/30/09	7782	7865
7/31/09	8581	8675
8/31/09	9007	9108
9/30/09	9625	9737
10/31/09	9490	9601
11/30/09	9747	9861
12/31/09	10126	10257
1/31/10	9835	9964
2/28/10	10586	10727
3/31/10	11737	11896
4/30/10	12152	12322
5/31/10	11535	11696
6/30/10	10170	10308

SPDR S&P Retail ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	MONRO MUFFLER		SALLY BEAUTY	ADVANCE
DESCRIPTION	BRAKE, INC.	AUTOZONE, INC.	HOLDINGS, INC.	AUTO PARTS, INC.	CARMAX, INC.

MARKET VALUE	$12,250,308	12,023,887	11,738,907	11,703,231	11,698,175

% OF NET ASSETS	1.8%	1.7	1.7	1.7	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Apparel Retail	31.7%
Specialty Stores	14.7
Automotive Retail	11.6
Food Retail	8.0
Department Stores	7.3
General Merchandise Stores	6.5
Internet Retail	6.3
Computer & Electronics Retail	5.9
Hypermarkets & Super Centers	3.2
Drug Retail	3.1
Catalog Retail	1.6
Short Term Investments	9.9
Other Assets & Liabilities	(9.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Semiconductor ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Semiconductor ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the semiconductor segment of a U.S. total market composite index. In seeking this objective, the Fund uses a passive management strategy designed to track the total return performance of the S&P Semiconductor Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 24.66%, and the total return for the Index was 25.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses, raising cash for the dividend distribution and slight variations between the Fund’s holdings and the Index constituents.

With market conditions improving over the past year, the Fund posted positive returns, with 87% of the stocks within the equal-weighted Fund being positive for that same period. The Fund began the year strong with first and second fiscal quarter gains of over 22% and 15% respectively. Despite a lag in the fourth fiscal quarter, growth within the semiconductor space earlier in the year led the Fund to significantly outperform the broader market over the past year.

For the Fund, the largest positive contributions came from positions in Advanced Micro Devices, Inc. and Cree, Inc. which posted gains over the past year. There were a few positions that did contribute negatively to the Fund’s overall performance, namely, NVIDIA Corp. and ON Semiconductor Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Semiconductor ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.35%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SEMICONDUCTOR	NET ASSET	MARKET	S&P SEMICONDUCTOR
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

ONE YEAR	24.66%	24.69%	25.10%	24.66%	24.69%	25.10%

THREE YEARS	−19.44%	−19.40%	−20.32%	−6.95%	−6.94%	−7.29%

SINCE INCEPTION (1)	−19.29%	−19.28%	−19.75%	−4.74%	−4.74%	−4.86%

(1)	For the period January 31, 2006 to June 30, 2010.

SPDR S&P Semiconductor ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Semiconductor
	Semiconductor ETF	Select Industry
	(a)	Index (b)
1/31/06	10000	10000
2/28/06	9981	9984
3/31/06	10136	10142
4/30/06	10406	10415
5/31/06	9305	9315
6/30/06	8875	8885
7/31/06	8248	8261
8/31/06	9032	9050
9/30/06	9081	9101
10/31/06	9196	9220
11/30/06	9503	9530
12/31/06	9244	9271
1/31/07	9231	9261
2/28/07	9569	9603
3/31/07	9155	9194
4/30/07	9753	9799
5/31/07	9830	9880
6/30/07	10018	10071
7/31/07	9892	9946
8/31/07	10084	10142
9/30/07	10400	10463
10/31/07	9857	9919
11/30/07	8765	8821
12/31/07	8778	8834
1/31/08	7561	7609
2/29/08	7263	7308
3/31/08	7398	7443
4/30/08	8248	8300
5/31/08	8959	9017
6/30/08	7884	7931
7/31/08	7538	7582
8/31/08	7953	8002
9/30/08	6648	6582
10/31/08	5593	5533
11/30/08	4372	4320
12/31/08	4581	4532
1/31/09	4485	4436
2/28/09	4554	4504
3/31/09	5224	5171
4/30/09	5961	5902
5/31/09	6358	6298
6/30/09	6474	6414
7/31/09	7306	7240
8/31/09	7663	7596
9/30/09	7911	7843
10/31/09	7141	7081
11/30/09	7845	7783
12/31/09	9126	9061
1/31/10	8058	8002
2/28/10	8796	8739
3/31/10	9222	9165
4/30/10	9418	9363
5/31/10	8772	8723
6/30/10	8071	8025

SPDR S&P Semiconductor ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

		SKYWORKS		LINEAR	MICROCHIP
DESCRIPTION	ALTERA CORP.	SOLUTIONS, INC.	XILINX, INC.	TECHNOLOGY CORP.	TECHNOLOGY, INC.

MARKET VALUE	$4,486,070	4,539,714	4,442,577	4,410,555	4,327,357

% OF NET ASSETS	4.3%	4.3	4.2	4.2	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors	99.9%
Short Term Investments	14.1
Other Assets & Liabilities	(14.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Wells Fargo Preferred Stock ETF —
Management’s Discussion of Fund Performance

The SPDR Wells Fargo Preferred Stock ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”). In seeking the objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 10.04%, and the total return for the Index was 10.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to fund expenses, cash drag and slight variations between the Fund’s holdings and the Index constituents.

Preferred Stocks act as a defensive play in down markets. They have defined income distributions and, therefore, are not subjected to discretionary dividend rates. This important characteristic benefited the Fund during this period.

The top three positive contributors to the Fund’s performance were American International Group, Inc., Aegon NV and Hospitality Properties Trust. The bottom three detractors from the Fund’s performance were National Bank of Greece SA, RBS Cap and American International Group, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Wells Fargo Preferred Stock ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.45%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			WELLS FARGO HYBRID			WELLS FARGO HYBRID
			AND PREFERRED			AND PREFERRED
	NET ASSET	MARKET	SECURITIES	NET ASSET	MARKET	SECURITIES
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

SINCE INCEPTION (1)	10.04%	9.95%	10.64%	N/A	N/A	N/A

(1)	For the period September 16, 2009 to June 30, 2010.

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Wells Fargo
	SPDR Wells	Hybrid and
	Fargo Preferred	Preferred Securities
	Stock ETF	Aggregate Index
	(a)	(b)
9/16/09	10000	10000
9/30/09	10171	10173
10/31/09	9957	9965
11/30/09	10041	10061
12/31/09	10588	10615
1/31/10	10670	10700
2/28/10	10961	10999
3/31/10	11250	11296
4/30/10	11161	11202
5/31/10	10819	10872
6/30/10	11004	11064

SPDR Wells Fargo Preferred Stock ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

					DEUTSCHE BANK
	BARCLAYS BANK PLC	HSBC HOLDINGS	CREDIT SUISSE	METLIFE, INC.	CONTINGENT
DESCRIPTION	SERIES 5, 8.13%	PLC, 8.13%	GUERNSEY, 7.90%	SERIES B, 6.50%	CAPITAL TRUST III, 7.60%

MARKET VALUE	$1,539,923	1,284,605	1,165,737	1,045,839	990,675

% OF NET ASSETS	2.4%	2.0	1.8	1.6	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	36.4%
Diversified Financial Services	25.4
Insurance	10.5
Capital Markets	7.9
Real Estate Investment Trusts	5.0
Media	4.4
Electric Utilities	4.0
Wireless Telecommunication Services	2.4
Consumer Finance	2.3
Multi-Utilities	1.4
Short Term Investments	14.9
Other Assets & Liabilities	(14.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones Total Market ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co.	9,430	$591,733	0.38%
United Technologies Corp.	12,094	785,022	0.50
Other Securities (a)		2,429,737	1.54

		3,806,492	2.42

AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. (Class B)	10,649	605,822	0.38
Other Securities (a)		658,045	0.42

		1,263,867	0.80

AIRLINES
Other Securities (a)		386,082	0.25

AUTO COMPONENTS
Other Securities (a)		456,631	0.29

AUTOMOBILES
Other Securities (a)		539,547	0.34

BEVERAGES
PepsiCo, Inc.	22,438	1,367,596	0.87
The Coca-Cola Co.	29,007	1,453,831	0.92
Other Securities		483,540	0.31

		3,304,967	2.10

BIOTECHNOLOGY
Amgen, Inc. (b)	14,843	780,742	0.50
Other Securities (a)		2,044,420	1.29

		2,825,162	1.79

BUILDING PRODUCTS
Other Securities (a)		116,137	0.07

CAPITAL MARKETS
State Street Corp. (c)	6,860	232,005	0.15
The Goldman Sachs Group, Inc.	6,101	800,878	0.51
Other Securities (a)		2,349,274	1.49

		3,382,157	2.15

CHEMICALS
Other Securities (a)		2,743,486	1.74

COMMERCIAL BANKS
U.S. Bancorp	23,797	531,863	0.34
Wells Fargo & Co.	68,458	1,752,525	1.11
Other Securities (a)		2,504,066	1.59

		4,788,454	3.04

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)		1,069,829	0.68

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b)	81,564	1,738,129	1.11
QUALCOMM, Inc.	23,074	757,750	0.48
Other Securities (a)		1,117,009	0.71

		3,612,888	2.30

COMPUTERS & PERIPHERALS
Apple, Inc. (b)	12,601	3,169,529	2.01
Hewlett-Packard Co.	34,577	1,496,493	0.95
Other Securities (a)		1,800,837	1.15

		6,466,859	4.11

CONSTRUCTION & ENGINEERING
Other Securities (a)		434,333	0.28

CONSTRUCTION MATERIALS
Other Securities (a)		180,340	0.11

CONSUMER FINANCE
American Express Co.	15,264	605,981	0.38
Other Securities		491,703	0.32

		1,097,684	0.70

CONTAINERS & PACKAGING
Other Securities		409,262	0.26

DISTRIBUTORS
Other Securities (a)		101,495	0.06

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)		550,785	0.35

DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	142,288	2,044,679	1.30
Citigroup, Inc. (b)	285,111	1,072,017	0.68
JPMorgan Chase & Co.	56,662	2,074,396	1.32
Other Securities (a)		885,779	0.56

		6,076,871	3.86

DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc.	82,316	1,991,224	1.27
Verizon Communications, Inc.	38,934	1,090,931	0.69
Other Securities (a)		522,056	0.33

		3,604,211	2.29

ELECTRIC UTILITIES
Other Securities (a)		2,731,158	1.74

ELECTRICAL EQUIPMENT
Other Securities (a)		1,031,397	0.66

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)		1,487,560	0.95

ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. (c)	17,281	956,331	0.61
Other Securities (a)		1,700,161	1.08

		2,656,492	1.69

FOOD & STAPLES RETAILING
CVS Caremark Corp.	21,183	621,086	0.39
Wal-Mart Stores, Inc.	29,692	1,427,294	0.91
Other Securities (a)		1,387,032	0.88

		3,435,412	2.18

FOOD PRODUCTS
Kraft Foods, Inc. (Class A)	19,963	558,964	0.35
Other Securities (a)		2,405,153	1.53

		2,964,117	1.88

GAS UTILITIES
Other Securities (a)		231,483	0.15

HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic, Inc.	16,378	594,030	0.38

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

Other Securities (a)		$2,736,266	1.74%

		3,330,296	2.12

HEALTH CARE PROVIDERS & SERVICES
Other Securities (a)		3,851,747	2.45

HEALTH CARE TECHNOLOGY
Other Securities		27,931	0.02

HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	15,442	1,017,165	0.65
Other Securities (a)		2,103,607	1.33

		3,120,772	1.98

HOUSEHOLD DURABLES
Other Securities (a)		1,075,655	0.68

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	6,985	550,139	0.35
Procter & Gamble Co.	40,859	2,450,723	1.56
Other Securities (a)		644,771	0.41

		3,645,633	2.32

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)		427,295	0.27

INDUSTRIAL CONGLOMERATES
3M Co.	8,998	710,752	0.45
General Electric Co.	149,298	2,152,877	1.37
Other Securities (a)		155,274	0.10

		3,018,903	1.92

INSURANCE
Berkshire Hathaway, Inc. (Class B) (b)	27,815	2,216,577	1.41
Other Securities (a)		4,576,180	2.91

		6,792,757	4.32

INTERNET & CATALOG RETAIL
Other Securities		849,253	0.54

INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A) (b)	3,198	1,422,950	0.90
Other Securities (a)		1,063,106	0.68

		2,486,056	1.58

IT SERVICES
International Business Machines Corp.	17,877	2,207,452	1.40
Other Securities (a)		2,243,297	1.43

		4,450,749	2.83

LEISURE EQUIPMENT & PRODUCTS
Other Securities (a)		408,696	0.26

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)		1,116,831	0.71

MACHINERY
Other Securities (a)		3,542,024	2.25

MEDIA
Comcast Corp. (Class A)	39,082	678,854	0.43
The Walt Disney Co.	25,774	811,881	0.52
Time Warner, Inc.	18,467	533,881	0.34
Other Securities (a)		2,891,169	1.83

		4,915,785	3.12

METALS & MINING
Other Securities (a)		1,704,297	1.08

MULTI-UTILITIES
Other Securities (a)		1,684,252	1.07

MULTILINE RETAIL
Other Securities (a)		1,390,989	0.88

OFFICE ELECTRONICS
Other Securities		250,190	0.16

OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	28,366	1,924,917	1.22
ConocoPhillips	18,736	919,750	0.59
Exxon Mobil Corp.	71,981	4,107,956	2.61
Occidental Petroleum Corp.	11,636	897,717	0.57
Other Securities (a)		5,217,814	3.31

		13,068,154	8.30

PAPER & FOREST PRODUCTS
Other Securities (a)		395,993	0.25

PERSONAL PRODUCTS
Other Securities (a)		387,249	0.25

PHARMACEUTICALS
Abbott Laboratories	21,724	1,016,249	0.65
Bristol-Myers Squibb Co.	26,553	662,232	0.42
Johnson & Johnson	38,402	2,268,022	1.44
Merck & Co., Inc.	43,046	1,505,319	0.96
Pfizer, Inc.	111,936	1,596,207	1.01
Other Securities (a)		1,290,388	0.82

		8,338,417	5.30

PROFESSIONAL SERVICES
Other Securities (a)		378,511	0.24

REAL ESTATE INVESTMENT TRUSTS
Other Securities (a)		3,844,114	2.44

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)		214,031	0.14

ROAD & RAIL
Other Securities (a)		1,410,049	0.90

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	77,996	1,517,022	0.96
Other Securities (a)		2,847,916	1.81

		4,364,938	2.77

SOFTWARE
Microsoft Corp.	110,297	2,537,934	1.61
Oracle Corp.	55,592	1,193,004	0.76
Other Securities (a)		2,260,696	1.44

		5,991,634	3.81

SPECIALTY RETAIL
The Home Depot, Inc.	24,616	690,971	0.44
Other Securities (a)		2,903,813	1.84

		3,594,784	2.28

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)		$824,925	0.52%

THRIFTS & MORTGAGE FINANCE
Other Securities (a)		496,771	0.32

TOBACCO
Altria Group, Inc.	28,972	580,599	0.37
Philip Morris International, Inc.	27,535	1,262,204	0.80
Other Securities		300,534	0.19

		2,143,337	1.36

TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)		267,204	0.17

WATER UTILITIES
Other Securities (a)		227,575	0.14

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)		864,146	0.55

TOTAL COMMON STOCKS —
(Cost $171,120,620)		156,657,101	99.54

RIGHTS
OIL, GAS & CONSUMABLE FUELS
Zion Oil & Gas, Inc., (expired 06/30/10) (a)
(Cost $0)	1,068	21	0.00 (d)

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,918,748	9,918,748	6.30
State Street Institutional Liquid Reserves Fund (e)	541,450	541,450	0.35

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,460,198)		10,460,198	6.65

TOTAL INVESTMENTS (g)
(Cost $181,580,818)		167,117,320	106.19
OTHER ASSETS AND LIABILITIES		(9,735,491)	(6.19)

NET ASSETS		$157,381,829	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at June 30, 2010.

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.005% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	Investments of cash collateral for securities loaned.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. (a)	2,236	$140,309	0.42%
United Technologies Corp. (a)	2,923	189,732	0.56
Other Securities (a)		517,073	1.53

		847,114	2.51

AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. (Class B)	2,372	134,943	0.40
Other Securities (a)		126,683	0.38

		261,626	0.78

AIRLINES
Other Securities (a)		73,871	0.22

AUTO COMPONENTS
Other Securities (a)		90,511	0.27

AUTOMOBILES
Other Securities (a)		132,761	0.39

BEVERAGES
PepsiCo, Inc.	5,436	331,324	0.98
The Coca-Cola Co.	7,204	361,064	1.07
Other Securities (a)		120,131	0.36

		812,519	2.41

BIOTECHNOLOGY
Amgen, Inc. (b)	3,159	166,163	0.49
Other Securities (a)		365,667	1.09

		531,830	1.58

BUILDING PRODUCTS
Other Securities (a)		25,351	0.08

CAPITAL MARKETS
State Street Corp. (c)	1,691	57,190	0.17
The Goldman Sachs Group, Inc.	1,439	188,898	0.56
Other Securities (a)		536,624	1.59

		782,712	2.32

CHEMICALS
Other Securities (a)		664,214	1.97

COMMERCIAL BANKS
U.S. Bancorp	6,330	141,476	0.42
Wells Fargo & Co.	16,475	421,760	1.25
Other Securities (a)		385,628	1.14

		948,864	2.81

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)		195,647	0.58

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b)	19,476	415,033	1.23
QUALCOMM, Inc.	5,596	183,773	0.54
Other Securities (a)		135,146	0.41

		733,952	2.18

COMPUTERS & PERIPHERALS
Apple, Inc. (b)	3,032	762,639	2.26
EMC Corp. (b)	6,929	126,801	0.38
Hewlett-Packard Co.	7,816	338,276	1.00
Other Securities (a)		213,801	0.63

		1,441,517	4.27

CONSTRUCTION & ENGINEERING
Other Securities (a)		97,062	0.29

CONSTRUCTION MATERIALS
Other Securities (a)		28,757	0.09

CONSUMER FINANCE
American Express Co. (a)	3,578	142,047	0.42
Other Securities (a)		105,140	0.31

		247,187	0.73

CONTAINERS & PACKAGING
Other Securities (a)		97,005	0.29

DISTRIBUTORS
Other Securities (a)		21,737	0.06

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)		76,548	0.23

DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	33,525	481,754	1.43
Citigroup, Inc. (b)	70,862	266,441	0.79
JPMorgan Chase & Co.	13,354	488,890	1.45
Other Securities (a)		180,797	0.53

		1,417,882	4.20

DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc.	20,056	485,155	1.44
Verizon Communications, Inc.	9,626	269,720	0.80
Other Securities (a)		88,717	0.26

		843,592	2.50

ELECTRIC UTILITIES
Other Securities (a)		638,165	1.89

ELECTRICAL EQUIPMENT
Other Securities (a)		198,062	0.59

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)		245,323	0.73

ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. (a)	3,966	219,478	0.65
Other Securities (a)		344,513	1.02

		563,991	1.67

FOOD & STAPLES RETAILING
CVS Caremark Corp.	4,569	133,963	0.40
Wal-Mart Stores, Inc.	7,115	342,018	1.01
Other Securities (a)		314,894	0.94

		790,875	2.35

FOOD PRODUCTS
Kraft Foods, Inc. (Class A)	5,371	150,388	0.45
Other Securities (a)		500,925	1.48

		651,313	1.93

GAS UTILITIES
Other Securities (a)		104,175	0.31

HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic, Inc.	3,773	136,847	0.41

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

Other Securities (a)		$539,991	1.60%

		676,838	2.01

HEALTH CARE PROVIDERS & SERVICES
Other Securities (a)		722,760	2.14

HEALTH CARE TECHNOLOGY
Other Securities (a)		16,316	0.05

HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	3,655	240,755	0.71
Other Securities (a)		376,528	1.12

		617,283	1.83

HOUSEHOLD DURABLES
Other Securities (a)		165,819	0.49

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co. (a)	1,657	130,505	0.39
Procter & Gamble Co.	9,704	582,046	1.73
Other Securities (a)		143,696	0.42

		856,247	2.54

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)		83,252	0.25

INDUSTRIAL CONGLOMERATES
3M Co. (a)	2,194	173,304	0.51
General Electric Co.	35,993	519,019	1.54
Other Securities (a)		30,617	0.09

		722,940	2.14

INSURANCE
Berkshire Hathaway, Inc. (Class B) (a)(b)	6,389	509,139	1.51
Other Securities (a)		971,527	2.88

		1,480,666	4.39

INTERNET & CATALOG RETAIL
Other Securities (a)		201,012	0.60

INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A) (b)	768	341,722	1.01
Other Securities (a)		196,229	0.59

		537,951	1.60

IT SERVICES
International Business Machines Corp.	4,342	536,150	1.59
Other Securities (a)		536,668	1.59

		1,072,818	3.18

LEISURE EQUIPMENT & PRODUCTS
Other Securities		43,694	0.13

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)		196,456	0.58

MACHINERY
Other Securities (a)		630,825	1.87

MEDIA
Comcast Corp. (Class A)	9,537	165,658	0.49
The Walt Disney Co.	6,074	191,331	0.57
Other Securities (a)		703,833	2.09

		1,060,822	3.15

METALS & MINING
Other Securities (a)		354,888	1.05

MULTI-UTILITIES
Other Securities (a)		482,656	1.43

MULTILINE RETAIL
Other Securities (a)		262,579	0.78

OFFICE ELECTRONICS
Other Securities		36,236	0.11

OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	6,699	454,594	1.35
ConocoPhillips	4,708	231,116	0.69
Exxon Mobil Corp.	17,194	981,262	2.91
Occidental Petroleum Corp.	2,691	207,611	0.62
Other Securities (a)		1,083,919	3.20

		2,958,502	8.77

PAPER & FOREST PRODUCTS
Other Securities (a)		67,531	0.20

PERSONAL PRODUCTS
Other Securities (a)		69,086	0.20

PHARMACEUTICALS
Abbott Laboratories	5,123	239,654	0.71
Bristol-Myers Squibb Co. (a)	5,815	145,026	0.43
Johnson & Johnson	9,349	552,152	1.64
Merck & Co., Inc.	10,405	363,863	1.08
Pfizer, Inc.	27,208	387,986	1.15
Other Securities (a)		273,150	0.81

		1,961,831	5.82

PROFESSIONAL SERVICES
Other Securities (a)		79,841	0.24

REAL ESTATE INVESTMENT TRUSTS
Other Securities (a)		576,124	1.71

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)		32,082	0.09

ROAD & RAIL
Other Securities (a)		288,408	0.86

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	18,768	365,038	1.08
Other Securities (a)		509,783	1.51

		874,821	2.59

SOFTWARE
Microsoft Corp.	26,308	605,347	1.80
Oracle Corp.	12,953	277,971	0.82
Other Securities (a)		397,438	1.18

		1,280,756	3.80

SPECIALTY RETAIL
The Home Depot, Inc.	5,731	160,869	0.48
Other Securities (a)		515,095	1.52

		675,964	2.00

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)		$136,815	0.41%

THRIFTS & MORTGAGE FINANCE
Other Securities (a)		64,169	0.19

TOBACCO
Altria Group, Inc. (a)	6,979	139,859	0.41
Philip Morris International, Inc.	6,245	286,271	0.85
Other Securities (a)		64,147	0.19

		490,277	1.45

TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)		54,316	0.16

WATER UTILITIES
Other Securities (a)		19,645	0.06

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)		185,364	0.55

TOTAL COMMON STOCKS —
(Cost $31,810,042)		33,601,753	99.65

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,945,846	5,945,846	17.63
State Street Institutional Liquid Reserves Fund (d)	74,544	74,544	0.22

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,020,390)		6,020,390	17.85

TOTAL INVESTMENTS(f)
(Cost $37,830,432)		39,622,143	117.50
OTHER ASSETS AND LIABILITIES		(5,902,553)	(17.50)

NET ASSETS		$33,719,590	100.00

Other Securities are those securities, which individually are not one of the top 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at June 30, 2010.

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities		$1,464,714	0.88%

AIR FREIGHT & LOGISTICS
FedEx Corp.	10,350	725,639	0.43
Other Securities		597,950	0.36

		1,323,589	0.79

AIRLINES
Other Securities		524,416	0.31

AUTO COMPONENTS
Other Securities		199,082	0.12

BEVERAGES
PepsiCo, Inc.	57,843	3,525,531	2.11
Other Securities		97,579	0.06

		3,623,110	2.17

BIOTECHNOLOGY
Amgen, Inc. (a)	34,394	1,809,125	1.08
Celgene Corp. (a)	16,576	842,392	0.50
Gilead Sciences, Inc. (a)	31,794	1,089,898	0.65
Other Securities (b)		1,894,251	1.14

		5,635,666	3.37

CAPITAL MARKETS
State Street Corp. (c)	17,609	595,536	0.36
Other Securities (b)		2,557,500	1.53

		3,153,036	1.89

CHEMICALS
Monsanto Co.	19,312	892,601	0.53
Praxair, Inc.	11,007	836,422	0.50
Other Securities (b)		1,851,892	1.11

		3,580,915	2.14

COMMERCIAL SERVICES & SUPPLIES
Other Securities (b)		1,029,260	0.62

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)	206,900	4,409,039	2.64
QUALCOMM, Inc.	58,953	1,936,016	1.16
Other Securities		1,491,821	0.89

		7,836,876	4.69

COMPUTERS & PERIPHERALS
Apple, Inc. (a)	32,517	8,179,001	4.89
Dell, Inc. (a)	61,413	740,641	0.44
EMC Corp. (a)	72,966	1,335,278	0.80
Hewlett-Packard Co.	84,136	3,641,406	2.18
Other Securities		1,541,267	0.92

		15,437,593	9.23

CONSTRUCTION & ENGINEERING
Other Securities		1,008,922	0.60

CONSTRUCTION MATERIALS
Other Securities (b)		312,740	0.19

CONSUMER FINANCE
Other Securities		499,307	0.30

CONTAINERS & PACKAGING
Other Securities		539,930	0.32

DIVERSIFIED CONSUMER SERVICES
Other Securities (b)		640,125	0.38

DIVERSIFIED FINANCIAL SERVICES
Other Securities (b)		1,695,916	1.01

ELECTRIC UTILITIES
Other Securities		99,312	0.06

ELECTRICAL EQUIPMENT
Emerson Electric Co.	27,110	1,184,436	0.71
Other Securities (b)		587,822	0.35

		1,772,258	1.06

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Corning, Inc.	56,310	909,407	0.54
Other Securities (b)		1,493,932	0.90

		2,403,339	1.44

ENERGY EQUIPMENT & SERVICES
Halliburton Co.	31,817	781,107	0.47
Schlumberger, Ltd. (c)	42,786	2,367,777	1.42
Other Securities (b)		2,786,673	1.66

		5,935,557	3.55

FOOD & STAPLES RETAILING
Costco Wholesale Corp.	15,686	860,063	0.51
CVS Caremark Corp.	48,654	1,426,535	0.85
Wal-Mart Stores, Inc.	76,365	3,670,866	2.20
Walgreen Co.	35,261	941,469	0.56
Other Securities (b)		596,573	0.36

		7,495,506	4.48

FOOD PRODUCTS
Other Securities (b)		730,094	0.44

GAS UTILITIES
Other Securities		619,866	0.37

HEALTH CARE EQUIPMENT & SUPPLIES
Baxter International, Inc.	21,787	885,424	0.53
Medtronic, Inc.	39,610	1,436,655	0.86
Other Securities (b)		4,692,180	2.80

		7,014,259	4.19

HEALTH CARE PROVIDERS & SERVICES
Express Scripts, Inc. (Class A) (a)	18,124	852,191	0.51
Medco Health Solutions, Inc. (a)	16,365	901,384	0.54
UnitedHealth Group, Inc.	40,875	1,160,850	0.69
WellPoint, Inc. (a)	15,311	749,167	0.45
Other Securities (b)		2,777,285	1.66

		6,440,877	3.85

HEALTH CARE TECHNOLOGY
Other Securities (b)		194,582	0.12

HOTELS, RESTAURANTS & LEISURE
Other Securities (b)		3,378,842	2.02

HOUSEHOLD DURABLES
Other Securities (b)		288,544	0.17

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	17,636	$1,389,011	0.83%
Other Securities (b)		290,635	0.17

		1,679,646	1.00

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities		611,757	0.37

INDUSTRIAL CONGLOMERATES
Other Securities (b)		340,140	0.20

INSURANCE
Berkshire Hathaway, Inc. (Class B) (a)	68,530	5,461,156	3.26
Other Securities		80,637	0.05

		5,541,793	3.31

INTERNET & CATALOG RETAIL
Amazon.com, Inc. (a)	12,490	1,364,657	0.81
Other Securities		612,431	0.37

		1,977,088	1.18

INTERNET SOFTWARE & SERVICES
eBay, Inc. (a)	40,160	787,538	0.47
Google, Inc. (Class A) (a)	8,236	3,664,608	2.19
Other Securities (b)		1,274,786	0.76

		5,726,932	3.42

IT SERVICES
Automatic Data Processing, Inc.	17,941	722,305	0.43
Visa, Inc. (Class A) (c)	17,807	1,259,845	0.75
Other Securities (b)		3,333,674	2.00

		5,315,824	3.18

LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific, Inc. (a)	14,664	719,269	0.43
Other Securities (b)		1,394,183	0.83

		2,113,452	1.26

MACHINERY
Caterpillar, Inc.	20,378	1,224,106	0.73
Deere & Co.	14,984	834,309	0.50
Other Securities (b)		3,581,615	2.14

		5,640,030	3.37

MEDIA
Comcast Corp. (Class A)	100,812	1,751,104	1.05
DIRECTV (Class A) (a)	33,605	1,139,882	0.68
Other Securities (b)		2,335,826	1.39

		5,226,812	3.12

METALS & MINING
Freeport-McMoRan Copper & Gold, Inc.	15,445	913,263	0.54
Newmont Mining Corp.	17,279	1,066,805	0.64
Other Securities (b)		1,715,256	1.03

		3,695,324	2.21

MULTILINE RETAIL
Target Corp.	23,925	1,176,392	0.70
Other Securities (b)		1,216,219	0.73

		2,392,611	1.43

OIL, GAS & CONSUMABLE FUELS
EOG Resources, Inc.	8,990	884,346	0.53
Occidental Petroleum Corp.	29,098	2,244,911	1.34
Other Securities (b)		6,157,242	3.68

		9,286,499	5.55

PERSONAL PRODUCTS
Other Securities		652,404	0.39

PHARMACEUTICALS
Other Securities (b)		1,421,549	0.85

PROFESSIONAL SERVICES
Other Securities (b)		842,002	0.50

REAL ESTATE INVESTMENT TRUSTS
Simon Property Group, Inc. (b)	10,422	841,576	0.50
Other Securities (b)		886,747	0.53

		1,728,323	1.03

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities		144,552	0.09

ROAD & RAIL
CSX Corp.	13,955	692,587	0.41
Union Pacific Corp.	18,085	1,257,088	0.75
Other Securities (b)		304,083	0.19

		2,253,758	1.35

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities (b)		3,450,902	2.06

SOFTWARE
Microsoft Corp.	279,809	6,438,405	3.85
Oracle Corp.	137,318	2,946,844	1.76
Other Securities (b)		4,209,038	2.52

		13,594,287	8.13

SPECIALTY RETAIL
Lowe’s Cos., Inc.	52,094	1,063,760	0.64
Other Securities (b)		3,927,559	2.34

		4,991,319	2.98

TEXTILES, APPAREL & LUXURY GOODS
Other Securities		1,228,111	0.73

THRIFTS & MORTGAGE FINANCE
Other Securities		210,161	0.13

TRADING COMPANIES & DISTRIBUTORS
Other Securities		540,549	0.32

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (b)		1,403,800	0.84

TOTAL COMMON STOCKS —
(Cost $191,192,817)		166,887,858	99.76

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,399,558	$7,399,558	4.43%
State Street Institutional Liquid Reserves Fund (d)	100	100	0.00 (f)

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,399,658)		7,399,658	4.43

TOTAL INVESTMENTS(g)
(Cost $198,592,475)		174,287,516	104.19
OTHER ASSETS AND LIABILITIES		(7,003,595)	(4.19)

NET ASSETS		$167,283,921	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at June 30, 2010.

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated issuer.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc.
(e)	Investments of cash collateral for securities loaned
(f)	Amount shown represents less than 0.005% of net assets.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co.	12,638	$793,035	0.79%
Honeywell International, Inc.	13,016	508,014	0.51
United Technologies Corp.	16,139	1,047,582	1.05
Other Securities		1,597,415	1.60

		3,946,046	3.95

AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. (Class B)	13,038	741,732	0.74

AIRLINES
Other Securities		149,718	0.15

AUTO COMPONENTS
Other Securities (a)		410,995	0.41

AUTOMOBILES
Ford Motor Co. (a)(b)	63,576	640,846	0.64
Other Securities (a)		101,791	0.10

		742,637	0.74

BEVERAGES
The Coca-Cola Co.	39,620	1,985,754	1.98
Other Securities		627,530	0.63

		2,613,284	2.61

BIOTECHNOLOGY
Other Securities (a)		82,086	0.08

BUILDING PRODUCTS
Other Securities		139,707	0.14

CAPITAL MARKETS
Morgan Stanley	23,776	551,841	0.55
The Bank of New York Mellon Corp.	22,316	550,982	0.55
The Goldman Sachs Group, Inc.	8,019	1,052,654	1.05
Other Securities (a)		507,299	0.51

		2,662,776	2.66

CHEMICALS
E. I. du Pont de Nemours & Co.	16,792	580,835	0.58
The Dow Chemical Co.	21,179	502,366	0.50
Other Securities		730,281	0.73

		1,813,482	1.81

COMMERCIAL BANKS
PNC Financial Services Group, Inc.	9,815	554,547	0.55
U.S. Bancorp	35,755	799,124	0.80
Wells Fargo & Co.	91,284	2,336,870	2.34
Other Securities (a)		1,617,744	1.62

		5,308,285	5.31

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)		543,672	0.54

CONSUMER FINANCE
American Express Co.	19,935	791,420	0.79
Other Securities		340,817	0.34

		1,132,237	1.13

CONTAINERS & PACKAGING
Other Securities		259,441	0.26

DISTRIBUTORS
Other Securities		121,506	0.12

DIVERSIFIED CONSUMER SERVICES
Other Securities		92,853	0.09

DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	185,021	2,658,752	2.66
Citigroup, Inc. (b)	394,952	1,485,020	1.49
JPMorgan Chase & Co.	73,938	2,706,870	2.71
Other Securities		134,337	0.13

		6,984,979	6.99

DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc.	110,637	2,676,309	2.68
Verizon Communications, Inc.	53,528	1,499,855	1.50
Other Securities (a)		491,471	0.49

		4,667,635	4.67

ELECTRIC UTILITIES
Exelon Corp.	12,243	464,867	0.46
The Southern Co.	15,488	515,441	0.52
Other Securities (a)		2,517,559	2.52

		3,497,867	3.50

ELECTRICAL EQUIPMENT
Other Securities		171,069	0.17

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)		107,023	0.11

ENERGY EQUIPMENT & SERVICES
Other Securities (a)		37,713	0.04

FOOD & STAPLES RETAILING
Other Securities (a)		497,293	0.50

FOOD PRODUCTS
Kraft Foods, Inc. (Class A)	29,862	836,136	0.84
Other Securities (a)		2,361,942	2.36

		3,198,078	3.20

GAS UTILITIES
Other Securities (a)		276,153	0.28

HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities		116,634	0.12

HEALTH CARE PROVIDERS & SERVICES
Other Securities		648,001	0.65

HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	20,215	1,331,562	1.33
Other Securities (a)		316,519	0.32

		1,648,081	1.65

HOUSEHOLD DURABLES
Other Securities (a)		776,085	0.78

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.	7,693	$466,427	0.47%
Procter & Gamble Co.	53,599	3,214,868	3.21
Other Securities		156,954	0.16

		3,838,249	3.84

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities		130,598	0.13

INDUSTRIAL CONGLOMERATES
3M Co.	12,251	967,706	0.97
General Electric Co.	198,707	2,865,355	2.86

		3,833,061	3.83

INSURANCE
Prudential Financial, Inc.	8,735	468,720	0.47
The Travelers Cos., Inc.	9,257	455,907	0.46
Other Securities (a)		4,468,510	4.46

		5,393,137	5.39

INTERNET & CATALOG RETAIL
Other Securities		115,321	0.12

INTERNET SOFTWARE & SERVICES
Other Securities		43,389	0.04

IT SERVICES
International Business Machines Corp.	23,872	2,947,714	2.95
Other Securities		201,903	0.20

		3,149,617	3.15

LEISURE EQUIPMENT & PRODUCTS
Other Securities		247,991	0.25

MACHINERY
Other Securities (a)		500,341	0.50

MEDIA
News Corp. (Class A)	43,179	516,421	0.52
The Walt Disney Co.	33,486	1,054,809	1.06
Time Warner, Inc.	21,352	617,286	0.62
Other Securities (a)		976,162	0.97

		3,164,678	3.17

METALS & MINING
Other Securities		56,408	0.06

MULTI-UTILITIES
Other Securities (a)		2,710,890	2.71

MULTILINE RETAIL
Other Securities (a)		221,240	0.22

OFFICE ELECTRONICS
Other Securities		208,566	0.21

OIL, GAS & CONSUMABLE FUELS
Apache Corp.	6,279	528,629	0.53
Chevron Corp.	37,353	2,534,775	2.53
ConocoPhillips	25,931	1,272,953	1.27
Devon Energy Corp.	7,736	471,277	0.47
Exxon Mobil Corp.	95,149	5,430,153	5.43
Other Securities (a)		1,334,022	1.34

		11,571,809	11.57

PAPER & FOREST PRODUCTS
Other Securities		370,870	0.37

PERSONAL PRODUCTS
Other Securities		44,807	0.04

PHARMACEUTICALS
Abbott Laboratories	28,807	1,347,591	1.35
Bristol-Myers Squibb Co.	32,093	800,399	0.80
Eli Lilly & Co.	18,309	613,352	0.61
Johnson & Johnson	51,483	3,040,586	3.04
Merck & Co., Inc.	58,008	2,028,540	2.03
Pfizer, Inc.	149,938	2,138,116	2.14
Other Securities (a)		152,017	0.15

		10,120,601	10.12

REAL ESTATE INVESTMENT TRUSTS
Other Securities (a)		2,366,210	2.37

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)		110,880	0.11

ROAD & RAIL
Other Securities		408,497	0.41

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	103,556	2,014,164	2.02
Texas Instruments, Inc.	22,819	531,226	0.53
Other Securities (a)		484,579	0.48

		3,029,969	3.03

SOFTWARE
Other Securities		58,499	0.06

SPECIALTY RETAIL
The Home Depot, Inc.	31,792	892,401	0.89
Other Securities (a)		278,073	0.28

		1,170,474	1.17

TEXTILES, APPAREL & LUXURY GOODS
Other Securities		118,444	0.12

THRIFTS & MORTGAGE FINANCE
Other Securities (a)		243,856	0.24

TOBACCO
Altria Group, Inc.	38,871	778,975	0.78
Philip Morris International, Inc.	34,734	1,592,207	1.59
Other Securities		364,945	0.37

		2,736,127	2.74

WATER UTILITIES
Other Securities (a)		111,353	0.11

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)		301,436	0.30

TOTAL COMMON STOCKS —
(Cost $116,928,848)		99,764,386	99.78

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,713,149	$2,713,149	2.72%
State Street Institutional Liquid Reserves Fund (c)	43,072	43,072	0.04

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,756,221)		2,756,221	2.76

TOTAL INVESTMENTS(e)
(Cost $119,685,069)		102,520,607	102.54
OTHER ASSETS AND LIABILITIES		(2,535,175)	(2.54)

NET ASSETS		$99,985,432	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at June 30, 2010.

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a)		$426,446	0.80%

AIR FREIGHT & LOGISTICS
Other Securities		55,264	0.10

AIRLINES
Other Securities (a)		449,271	0.84

AUTO COMPONENTS
BorgWarner, Inc. (b)	5,199	194,131	0.36
Other Securities (a)		452,161	0.85

		646,292	1.21

BEVERAGES
Other Securities (a)		259,222	0.48

BIOTECHNOLOGY
Alexion Pharmaceuticals, Inc. (a)(b)	3,939	201,637	0.38
Dendreon Corp. (a)(b)	5,943	192,137	0.36
Human Genome Sciences, Inc. (a)(b)	8,181	185,382	0.34
Other Securities (a)		475,917	0.89

		1,055,073	1.97

BUILDING PRODUCTS
Other Securities (a)		244,671	0.46

CAPITAL MARKETS
Legg Mason, Inc. (a)	7,090	198,733	0.37
Other Securities (a)		1,030,304	1.92

		1,229,037	2.29

CHEMICALS
Celanese Corp. (Series A)	6,936	172,776	0.32
Lubrizol Corp.	3,022	242,697	0.45
Other Securities (a)		1,157,350	2.16

		1,572,823	2.93

COMMERCIAL BANKS
Comerica, Inc.	7,782	286,611	0.53
Huntington Bancshares, Inc. (a)	31,673	175,468	0.33
Other Securities (a)		1,706,934	3.19

		2,169,013	4.05

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)		996,762	1.86

COMMUNICATIONS EQUIPMENT
F5 Networks, Inc. (a)(b)	3,477	238,418	0.45
Other Securities (a)		446,169	0.83

		684,587	1.28

COMPUTERS & PERIPHERALS
Teradata Corp. (b)	7,380	224,942	0.42
Other Securities (a)		363,245	0.68

		588,187	1.10

CONSTRUCTION & ENGINEERING
Quanta Services, Inc. (a)(b)	9,289	191,818	0.36
Other Securities (a)		586,688	1.09

		778,506	1.45

CONSTRUCTION MATERIALS
Other Securities (a)		169,366	0.32

CONSUMER FINANCE
Other Securities		54,624	0.10

CONTAINERS & PACKAGING
Other Securities (a)		1,004,090	1.87

DISTRIBUTORS
Other Securities (a)		119,440	0.22

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)		459,588	0.86

DIVERSIFIED FINANCIAL SERVICES
Other Securities (a)		272,037	0.51

DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)		286,128	0.53

ELECTRIC UTILITIES
Other Securities (a)		1,342,315	2.50

ELECTRICAL EQUIPMENT
AMETEK, Inc. (a)	4,693	188,424	0.35
Other Securities (a)		453,076	0.85

		641,500	1.20

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
FLIR Systems, Inc. (a)(b)	6,768	196,881	0.37
Other Securities (a)		1,213,291	2.26

		1,410,172	2.63

ENERGY EQUIPMENT & SERVICES
Other Securities (a)		887,200	1.66

FOOD & STAPLES RETAILING
Whole Foods Market, Inc. (a)(b)	5,968	214,967	0.40
Other Securities (a)		189,778	0.36

		404,745	0.76

FOOD PRODUCTS
Other Securities (a)		861,335	1.61

GAS UTILITIES
Other Securities (a)		937,791	1.75

HEALTH CARE EQUIPMENT & SUPPLIES
ResMed, Inc. (a)(b)	3,351	203,774	0.38
Other Securities (a)		904,762	1.69

		1,108,536	2.07

HEALTH CARE PROVIDERS & SERVICES
Other Securities (a)		1,502,560	2.80

HEALTH CARE TECHNOLOGY
Other Securities		42,923	0.08

HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill, Inc. (a)(b)	1,402	191,808	0.36
Other Securities (a)		886,387	1.65

		1,078,195	2.01

HOUSEHOLD DURABLES
Newell Rubbermaid, Inc. (a)	12,353	180,848	0.34
NVR, Inc. (a)(b)	268	175,548	0.33

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

Other Securities (a)		$919,183	1.71%

		1,275,579	2.38

HOUSEHOLD PRODUCTS
Other Securities (a)		154,460	0.29

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)		168,945	0.32

INDUSTRIAL CONGLOMERATES
Textron, Inc. (a)	11,963	203,012	0.38
Other Securities (a)		121,892	0.23

		324,904	0.61

INSURANCE
American International Group, Inc. (a)(b)	5,230	180,121	0.34
Assurant, Inc.	4,950	171,765	0.32
Torchmark Corp. (a)	3,663	181,355	0.34
Other Securities (a)		2,550,746	4.76

		3,083,987	5.76

INTERNET & CATALOG RETAIL
Netflix, Inc. (b)	1,998	217,083	0.40

INTERNET SOFTWARE & SERVICES
Akamai Technologies, Inc. (a)(b)	7,645	310,158	0.58
Other Securities (a)		436,487	0.81

		746,645	1.39

IT SERVICES
Other Securities (a)		1,211,230	2.26

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)		652,079	1.22

MACHINERY
Joy Global, Inc. (a)	4,521	226,457	0.42
Pall Corp.	5,175	177,865	0.33
Other Securities (a)		1,793,262	3.35

		2,197,584	4.10

MARINE
Other Securities (a)		91,073	0.17

MEDIA
Virgin Media, Inc. (a)	13,088	218,439	0.41
Other Securities (a)		1,223,050	2.28

		1,441,489	2.69

METALS & MINING
Allegheny Technologies, Inc. (a)	4,105	181,400	0.34
Other Securities (a)		766,796	1.43

		948,196	1.77

MULTI-UTILITIES
NiSource, Inc. (a)	12,253	177,669	0.33
Other Securities (a)		1,131,231	2.11

		1,308,900	2.44

MULTILINE RETAIL
Other Securities (a)		115,203	0.21

OFFICE ELECTRONICS
Other Securities (a)		64,846	0.12

OIL, GAS & CONSUMABLE FUELS
Cimarex Energy Co. (a)	3,700	264,846	0.49
Concho Resources, Inc. (a)(b)	3,393	187,735	0.35
Sunoco, Inc. (a)	5,337	185,567	0.35
Other Securities (a)		1,618,026	3.02

		2,256,174	4.21

PAPER & FOREST PRODUCTS
Other Securities (a)		167,854	0.31

PERSONAL PRODUCTS
Other Securities (a)		314,611	0.59

PHARMACEUTICALS
Perrigo Co. (a)	3,652	215,724	0.40
Other Securities (a)		366,489	0.69

		582,213	1.09

PROFESSIONAL SERVICES
Other Securities (a)		904,204	1.69

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp. (a)	7,445	176,521	0.33
Digital Realty Trust, Inc. (a)	3,756	216,646	0.40
Federal Realty Investment Trust (a)	2,697	189,518	0.35
Kimco Realty Corp. (a)	17,785	239,030	0.45
Nationwide Health Properties, Inc. (a)	5,262	188,222	0.35
SL Green Realty Corp. (a)	3,440	189,338	0.35
The Macerich Co. (a)	5,743	214,329	0.40
Other Securities (a)		2,377,019	4.44

		3,790,623	7.07

REAL ESTATE MANAGEMENT & DEVELOPMENT
CB Richard Ellis Group, Inc. (Class A) (a)(b)	13,017	177,161	0.33
Other Securities		213,433	0.40

		390,594	0.73

ROAD & RAIL
Other Securities (a)		665,693	1.24

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)(b)	24,841	181,836	0.34
Lam Research Corp. (a)(b)	5,595	212,946	0.40
Other Securities (a)		1,137,388	2.12

		1,532,170	2.86

SOFTWARE
Rovi Corp. (a)(b)	4,518	171,277	0.32
Sybase, Inc. (b)	3,845	248,618	0.46
Other Securities (a)		1,485,002	2.77

		1,904,897	3.55

SPECIALTY RETAIL
CarMax, Inc. (a)(b)	9,866	196,333	0.37
Tiffany & Co. (a)	5,547	210,287	0.39
Urban Outfitters, Inc. (a)(b)	5,895	202,729	0.38

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

Other Securities (a)		$1,569,323	2.93%

		2,178,672	4.07

THRIFTS & MORTGAGE FINANCE
Other Securities (a)		279,404	0.52

TRADING COMPANIES & DISTRIBUTORS
Other Securities		99,142	0.18

WATER UTILITIES
Other Securities (a)		265,365	0.50

WIRELESS TELECOMMUNICATION SERVICES
SBA Communications Corp. (Class A) (a)(b)	5,161	175,526	0.33
Other Securities (a)		280,142	0.52

		455,668	0.85

TOTAL COMMON STOCKS —
(Cost $54,989,611)		53,527,186	99.89

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (c)(d)	15,395,297	15,395,297	28.73
State Street Institutional Liquid Reserves Fund (c)	12,439	12,439	0.03

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,407,736)		15,407,736	28.76

TOTAL INVESTMENTS(e)
(Cost $70,397,347)		68,934,922	128.65
OTHER ASSETS AND LIABILITIES		(15,350,024)	(28.65)

NET ASSETS		$53,584,898	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at June 30, 2010.

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a)		$564,469	0.94%

AIR FREIGHT & LOGISTICS
Other Securities		110,219	0.18

AIRLINES
Other Securities (a)		921,158	1.54

AUTO COMPONENTS
Other Securities (a)		492,894	0.82

BEVERAGES
Other Securities		251,556	0.42

BIOTECHNOLOGY
Alexion Pharmaceuticals, Inc. (a)(b)	8,104	414,844	0.69
Human Genome Sciences, Inc. (a)(b)	16,935	383,747	0.64
Other Securities (a)		981,778	1.64

		1,780,369	2.97

CAPITAL MARKETS
Other Securities (a)		1,317,852	2.20

CHEMICALS
Albemarle Corp. (a)	8,272	328,481	0.55
Celanese Corp. (Series A)	14,188	353,423	0.59
Lubrizol Corp.	6,229	500,251	0.83
Other Securities (a)		316,090	0.53

		1,498,245	2.50

COMMERCIAL BANKS
Other Securities		104,628	0.17

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)		1,137,274	1.90

COMMUNICATIONS EQUIPMENT
F5 Networks, Inc. (a)(b)	7,065	484,447	0.81
Other Securities (a)		915,502	1.53

		1,399,949	2.34

COMPUTERS & PERIPHERALS
Teradata Corp. (b)	15,091	459,974	0.77
Other Securities (a)		350,341	0.58

		810,315	1.35

CONSTRUCTION & ENGINEERING
Quanta Services, Inc. (a)(b)	19,017	392,701	0.65
Other Securities (a)		1,190,130	1.99

		1,582,831	2.64

CONSTRUCTION MATERIALS
Martin Marietta Materials, Inc. (a)	4,138	350,944	0.59

CONSUMER FINANCE
Other Securities		110,413	0.18

CONTAINERS & PACKAGING
Pactiv Corp. (b)	11,910	331,693	0.55
Other Securities		216,482	0.36

		548,175	0.91

DISTRIBUTORS
Other Securities		247,035	0.41

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)		771,618	1.29

DIVERSIFIED FINANCIAL SERVICES
Other Securities		556,631	0.93

DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)		227,282	0.38

ELECTRIC UTILITIES
Other Securities (a)		239,047	0.40

ELECTRICAL EQUIPMENT
AMETEK, Inc.	9,606	385,681	0.64
Other Securities (a)		302,615	0.51

		688,296	1.15

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
FLIR Systems, Inc. (b)	13,892	404,118	0.67
Mettler-Toledo International, Inc. (b)	3,072	342,927	0.57
Other Securities (a)		1,533,319	2.57

		2,280,364	3.81

ENERGY EQUIPMENT & SERVICES
Helmerich & Payne, Inc. (a)	8,774	320,427	0.54
Other Securities (a)		1,311,246	2.18

		1,631,673	2.72

FOOD & STAPLES RETAILING
Whole Foods Market, Inc. (a)(b)	12,202	439,516	0.73

FOOD PRODUCTS
Other Securities (a)		908,853	1.52

HEALTH CARE EQUIPMENT & SUPPLIES
IDEXX Laboratories, Inc. (a)(b)	5,251	319,786	0.53
ResMed, Inc. (a)(b)	6,855	416,852	0.70
Other Securities (a)		1,190,556	1.99

		1,927,194	3.22

HEALTH CARE PROVIDERS & SERVICES
Other Securities (a)		1,779,766	2.97

HEALTH CARE TECHNOLOGY
Other Securities		84,477	0.14

HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill, Inc. (a)(b)	2,898	396,476	0.66
Wyndham Worldwide Corp. (a)	16,172	325,704	0.54
Other Securities (a)		1,210,288	2.03

		1,932,468	3.23

HOUSEHOLD DURABLES
Other Securities (a)		664,846	1.11

HOUSEHOLD PRODUCTS
Other Securities		314,351	0.52

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities		$47,867	0.08%

INDUSTRIAL CONGLOMERATES
Textron, Inc. (a)	24,441	414,764	0.69
Other Securities (a)		48,320	0.08

		463,084	0.77

INSURANCE
Other Securities (a)		201,850	0.34

INTERNET & CATALOG RETAIL
Netflix, Inc. (b)	4,060	441,119	0.74

INTERNET SOFTWARE & SERVICES
Akamai Technologies, Inc. (a)(b)	15,623	633,825	1.06
Equinix, Inc. (a)(b)	4,059	329,672	0.55
Other Securities (a)		362,945	0.60

		1,326,442	2.21

IT SERVICES
Other Securities (a)		1,988,967	3.32

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)		1,334,108	2.23

MACHINERY
Joy Global, Inc.	9,234	462,531	0.77
Pall Corp.	10,595	364,150	0.61
Other Securities (a)		2,072,120	3.46

		2,898,801	4.84

MARINE
Other Securities (a)		184,174	0.31

MEDIA
Liberty Media Corp.- Interactive (Class A) (b)	7,726	323,797	0.54
Sirius XM Radio, Inc. (a)(b)	349,275	331,637	0.55
Virgin Media, Inc. (a)	26,861	448,310	0.75
Other Securities (a)		1,139,486	1.90

		2,243,230	3.74

METALS & MINING
Allegheny Technologies, Inc. (a)	8,384	370,489	0.62
Other Securities (a)		1,019,603	1.70

		1,390,092	2.32

OFFICE ELECTRONICS
Other Securities (a)		133,497	0.22

OIL, GAS & CONSUMABLE FUELS
Cimarex Energy Co.	7,553	540,644	0.90
Concho Resources, Inc. (a)(b)	6,947	384,377	0.64
Whiting Petroleum Corp. (a)(b)	4,374	343,009	0.57
Other Securities (a)		2,353,681	3.93

		3,621,711	6.04

PERSONAL PRODUCTS
Other Securities (a)		179,403	0.30

PHARMACEUTICALS
Perrigo Co. (a)	7,471	441,312	0.74
Other Securities (a)		749,775	1.25

		1,191,087	1.99

PROFESSIONAL SERVICES
Equifax, Inc. (a)	11,444	321,119	0.54
Manpower, Inc. (a)	7,462	322,209	0.54
Robert Half International, Inc. (a)	13,708	322,823	0.54
Other Securities (a)		884,093	1.47

		1,850,244	3.09

REAL ESTATE INVESTMENT TRUSTS
Digital Realty Trust, Inc. (a)	7,728	445,751	0.74
Other Securities (a)		461,944	0.77

		907,695	1.51

REAL ESTATE MANAGEMENT & DEVELOPMENT
CB Richard Ellis Group, Inc. (Class A) (a)(b)	26,591	361,904	0.61
Other Securities (a)		241,555	0.40

		603,459	1.01

ROAD & RAIL
Kansas City Southern (b)	9,216	335,002	0.56
Other Securities (a)		724,834	1.21

		1,059,836	1.77

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (b)	50,788	371,768	0.62
Lam Research Corp. (a)(b)	11,444	435,559	0.73
Other Securities (a)		1,522,735	2.54

		2,330,062	3.89

SOFTWARE
Ansys, Inc. (b)	8,168	331,376	0.55
Nuance Communications, Inc. (a)(b)	21,859	326,792	0.55
Rovi Corp. (a)(b)	9,246	350,516	0.58
Sybase, Inc. (b)	7,895	510,491	0.85
Other Securities (a)		1,753,745	2.93

		3,272,920	5.46

SPECIALTY RETAIL
CarMax, Inc. (a)(b)	20,139	400,766	0.67
PetSmart, Inc.	10,706	323,000	0.54
Tiffany & Co. (a)	11,415	432,743	0.72
Urban Outfitters, Inc. (a)(b)	12,021	413,402	0.69
Other Securities (a)		1,933,340	3.23

		3,503,251	5.85

TRADING COMPANIES & DISTRIBUTORS
Other Securities		198,992	0.33

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

WIRELESS TELECOMMUNICATION SERVICES
SBA Communications Corp. (Class A) (a)(b)	10,576	$359,690	0.60%
Other Securities (a)		252,168	0.42

		611,858	1.02

TOTAL COMMON STOCKS —
(Cost $60,424,627)		59,658,457	99.56

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (c)(d)	17,208,494	17,208,494	28.72
State Street Institutional Liquid Reserves Fund (c)	253,449	253,449	0.42

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,461,943)		17,461,943	29.14

TOTAL INVESTMENTS(e)
(Cost $77,886,570)		77,120,400	128.70
OTHER ASSETS AND LIABILITIES		(17,197,699)	(28.70)

NET ASSETS		$59,922,701	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at June 30, 2010.

(a)	Security, or portion thereof, was on loan as of June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a)		$123,963	0.61%

AUTO COMPONENTS
BorgWarner, Inc. (a)	4,299	160,524	0.80
Other Securities (a)		173,296	0.86

		333,820	1.66

BEVERAGES
Other Securities (a)		112,308	0.56

BIOTECHNOLOGY
Dendreon Corp. (b)	4,905	158,579	0.79

BUILDING PRODUCTS
Owens Corning, Inc. (b)	4,081	122,063	0.60
Other Securities (a)		80,271	0.40

		202,334	1.00

CAPITAL MARKETS
Legg Mason, Inc. (a)	5,852	164,032	0.81
Other Securities (a)		323,589	1.61

		487,621	2.42

CHEMICALS
Ashland, Inc.	2,588	120,135	0.60
Eastman Chemical Co. (a)	2,493	133,027	0.66
International Flavors & Fragrances, Inc. (a)	2,865	121,534	0.60
Other Securities		320,519	1.59

		695,215	3.45

COMMERCIAL BANKS
Comerica, Inc. (a)	6,454	237,701	1.18
Huntington Bancshares, Inc. (a)	26,101	144,600	0.72
Marshall & Ilsley Corp. (a)	19,145	137,461	0.68
Zions Bancorporation (a)	5,846	126,098	0.63
Other Securities (a)		1,102,184	5.46

		1,748,044	8.67

COMMERCIAL SERVICES & SUPPLIES
Avery Dennison Corp. (a)	3,781	121,484	0.60
Cintas Corp.	4,834	115,871	0.57
R.R. Donnelley & Sons Co.	7,477	122,398	0.61

		359,753	1.78

COMPUTERS & PERIPHERALS
Other Securities (a)		160,355	0.79

CONTAINERS & PACKAGING
Other Securities		607,826	3.01

DIVERSIFIED CONSUMER SERVICES
Other Securities		68,620	0.34

DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)		146,768	0.73

ELECTRIC UTILITIES
Allegheny Energy, Inc.	6,179	127,782	0.63
Pepco Holdings, Inc. (a)	8,147	127,745	0.63
Pinnacle West Capital Corp. (a)	3,670	133,441	0.66
Other Securities		618,400	3.08

		1,007,368	5.00

ELECTRICAL EQUIPMENT
Other Securities (a)		248,568	1.23

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Avnet, Inc. (b)	5,520	133,087	0.66
Other Securities (a)		110,443	0.55

		243,530	1.21

ENERGY EQUIPMENT & SERVICES
Other Securities		73,800	0.37

FOOD & STAPLES RETAILING
Other Securities (a)		155,726	0.77

FOOD PRODUCTS
Other Securities (a)		342,225	1.70

GAS UTILITIES
Energen Corp.	2,638	116,943	0.58
National Fuel Gas Co. (a)	2,520	115,618	0.57
Other Securities		539,817	2.68

		772,378	3.83

HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities		140,390	0.70

HEALTH CARE PROVIDERS & SERVICES
Universal Health Services, Inc. (Class B) (a)	3,319	126,620	0.63
Other Securities (a)		398,571	1.97

		525,191	2.60

HOTELS, RESTAURANTS & LEISURE
Other Securities		110,128	0.55

HOUSEHOLD DURABLES
Newell Rubbermaid, Inc. (a)	10,190	149,182	0.74
NVR, Inc. (a)(b)	223	146,072	0.72
Other Securities (a)		489,636	2.43

		784,890	3.89

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)		118,841	0.59

INDUSTRIAL CONGLOMERATES
Other Securities		81,473	0.40

INSURANCE
American International Group, Inc. (a)(b)	4,313	148,540	0.74
Assurant, Inc.	4,081	141,611	0.70
Markel Corp. (a)(b)	358	121,720	0.60
Reinsurance Group of America, Inc. (a)	2,653	121,269	0.60
RenaissanceRe Holdings, Ltd.	2,110	118,730	0.59
Torchmark Corp. (a)	3,020	149,520	0.74
Other Securities (a)		1,654,314	8.21

		2,455,704	12.18

INTERNET SOFTWARE & SERVICES
Other Securities (a)		81,622	0.40

IT SERVICES
Other Securities (a)		198,238	0.98

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

MACHINERY
Pentair, Inc. (a)	3,582	$115,340	0.57%
Other Securities		531,010	2.63

		646,350	3.20

MEDIA
Gannett Co., Inc. (a)	8,618	115,998	0.57
Other Securities		165,254	0.82

		281,252	1.39

METALS & MINING
Walter Energy, Inc.	1,959	119,205	0.59
Other Securities		101,936	0.51

		221,141	1.10

MULTI-UTILITIES
Alliant Energy Corp. (a)	4,023	127,690	0.63
CMS Energy Corp. (a)	8,372	122,650	0.61
Integrys Energy Group, Inc. (a)	2,787	121,903	0.60
NiSource, Inc. (a)	10,104	146,508	0.73
NSTAR (a)	3,892	136,220	0.68
OGE Energy Corp. (a)	3,556	130,007	0.64
Other Securities		295,801	1.47

		1,080,779	5.36

MULTILINE RETAIL
Other Securities (b)		94,698	0.47

OIL, GAS & CONSUMABLE FUELS
Sunoco, Inc. (a)	4,400	152,988	0.76
Other Securities (a)		244,203	1.21

		397,191	1.97

PAPER & FOREST PRODUCTS
MeadWestvaco Corp. (a)	6,234	138,395	0.69

PERSONAL PRODUCTS
Other Securities		188,870	0.94

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp. (a)	6,140	145,579	0.72
Federal Realty Investment Trust (a)	2,224	156,280	0.78
Kimco Realty Corp. (a)	14,688	197,407	0.98
Liberty Property Trust	4,135	119,295	0.59
Nationwide Health Properties, Inc. (a)	4,350	155,600	0.77
Rayonier, Inc. (a)	2,898	127,570	0.63
SL Green Realty Corp.	2,847	156,699	0.78
The Macerich Co.	4,741	176,934	0.88
Other Securities (a)		1,527,078	7.57

		2,762,442	13.70

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)		78,582	0.39

ROAD & RAIL
Other Securities		120,067	0.59

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
National Semiconductor Corp. (a)	8,617	115,985	0.58
Other Securities (a)		208,258	1.03

		324,243	1.61

SOFTWARE
Other Securities (a)		253,226	1.26

SPECIALTY RETAIL
Other Securities (a)		380,748	1.89

THRIFTS & MORTGAGE FINANCE
Other Securities		230,412	1.14

WATER UTILITIES
American Water Works Co., Inc.	6,366	131,139	0.65
Other Securities		88,524	0.44

		219,663	1.09

WIRELESS TELECOMMUNICATION SERVICES
Other Securities		128,360	0.64

TOTAL COMMON STOCKS —
(Cost $21,309,198)		20,091,697	99.64

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,322,474	5,322,474	26.39
State Street Institutional Liquid Reserves Fund (c)	37,720	37,720	0.19

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,360,194)		5,360,194	26.58

TOTAL INVESTMENTS(e)
(Cost $26,669,392)		25,451,891	126.22
OTHER ASSETS AND LIABILITIES		(5,287,587)	(26.22)

NET ASSETS		$20,164,304	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at June 30, 2010.

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Dow Jones Small Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
BE Aerospace, Inc. (a)	3,935	$100,067	0.19%
Other Securities (b)		738,615	1.44

		838,682	1.63

AIR FREIGHT & LOGISTICS
Other Securities (b)		177,642	0.34

AIRLINES
Continental Airlines, Inc. (Class B) (a)(b)	5,895	129,690	0.25
Other Securities (b)		282,344	0.55

		412,034	0.80

AUTO COMPONENTS
Gentex Corp.	5,699	102,468	0.20
TRW Automotive Holdings Corp. (a)(b)	3,450	95,117	0.19
Other Securities (b)		277,312	0.53

		474,897	0.92

AUTOMOBILES
Other Securities (b)		48,052	0.09

BEVERAGES
Other Securities (b)		79,939	0.15

BIOTECHNOLOGY
Other Securities (b)		1,289,854	2.50

BUILDING PRODUCTS
Other Securities (b)		394,835	0.77

CAPITAL MARKETS
Teton Advisers, Inc. (Class B) (a)(c)	10	0	0.00
Other Securities (b)		698,416	1.35

CHEMICALS
RPM International, Inc.	5,417	96,639	0.19
Other Securities (b)		931,953	1.80

		1,028,592	1.99

COMMERCIAL BANKS
Bank of Hawaii Corp. (b)	1,977	95,588	0.19
Zions Bancorporation (b)	6,570	141,715	0.28
Other Securities (b)		2,933,686	5.68

		3,170,989	6.15

COMMERCIAL SERVICES & SUPPLIES
Other Securities (b)		948,041	1.84

COMMUNICATIONS EQUIPMENT
Polycom, Inc. (a)(b)	3,443	102,567	0.20
Other Securities (b)		1,266,713	2.45

		1,369,280	2.65

COMPUTERS & PERIPHERALS
Lexmark International, Inc. (Class A) (a)(b)	3,292	108,735	0.21
Other Securities (b)		436,276	0.85

		545,011	1.06

CONSTRUCTION & ENGINEERING
Other Securities (b)		297,767	0.58

CONSTRUCTION MATERIALS
Other Securities (b)		85,509	0.17

CONSUMER FINANCE
Other Securities (b)		212,200	0.41

CONTAINERS & PACKAGING
Other Securities (b)		445,970	0.86

DISTRIBUTORS
LKQ Corp. (a)	5,969	115,082	0.23
Other Securities (b)		16,897	0.03

		131,979	0.26

DIVERSIFIED CONSUMER SERVICES
Other Securities (b)		599,537	1.16

DIVERSIFIED FINANCIAL SERVICES
Other Securities (b)		182,261	0.35

DIVERSIFIED TELECOMMUNICATION SERVICES
tw telecom, inc. (a)(b)	6,353	105,968	0.20
Other Securities (b)		250,102	0.49

		356,070	0.69

ELECTRIC UTILITIES
Great Plains Energy, Inc.	5,785	98,461	0.19
Other Securities (b)		554,362	1.08

		652,823	1.27

ELECTRICAL EQUIPMENT
Other Securities (b)		868,127	1.68

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (b)		1,051,554	2.04

ENERGY EQUIPMENT & SERVICES
Dresser-Rand Group, Inc. (a)	3,480	109,794	0.21
Other Securities (b)		1,070,596	2.08

		1,180,390	2.29

FOOD & STAPLES RETAILING
Other Securities (b)		439,655	0.85

FOOD PRODUCTS
Del Monte Foods Co.	8,437	121,408	0.24
Other Securities (b)		627,869	1.21

		749,277	1.45

GAS UTILITIES
Other Securities (b)		482,858	0.94

HEALTH CARE EQUIPMENT & SUPPLIES
Thoratec Corp. (a)(b)	2,356	100,672	0.20
Other Securities (b)		1,496,621	2.90

		1,597,293	3.10

HEALTH CARE PROVIDERS & SERVICES
Health Net, Inc. (a)	4,092	99,722	0.19
MEDNAX, Inc. (a)(b)	1,893	105,270	0.20
Other Securities (b)		1,796,204	3.49

		2,001,196	3.88

HEALTH CARE TECHNOLOGY
Other Securities (b)		204,988	0.40

See accompanying notes to financial statements.

SPDR Dow Jones Small Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

HOTELS, RESTAURANTS & LEISURE
Other Securities (b)		$1,290,401	2.50%

HOUSEHOLD DURABLES
Jarden Corp.	3,745	100,628	0.20
Tupperware Brands Corp.	2,685	106,997	0.21
Other Securities (b)		420,021	0.81

		627,646	1.22

HOUSEHOLD PRODUCTS
Other Securities (b)		57,115	0.11

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (b)		96,556	0.19

INDUSTRIAL CONGLOMERATES
Other Securities (b)		188,369	0.37

INSURANCE
Arthur J. Gallagher & Co. (b)	4,288	104,542	0.20
Other Securities (b)		1,511,158	2.93

		1,615,700	3.13

INTERNET & CATALOG RETAIL
Other Securities (b)		178,529	0.35

INTERNET SOFTWARE & SERVICES
Other Securities (b)		841,437	1.63

IT SERVICES
Other Securities (b)		906,335	1.76

LEISURE EQUIPMENT & PRODUCTS
Other Securities (b)		274,728	0.53

LIFE SCIENCES TOOLS & SERVICES
Other Securities (b)		308,153	0.60

MACHINERY
Gardner Denver, Inc.	2,215	98,767	0.19
Snap-On, Inc.	2,379	97,325	0.19
Other Securities (b)		1,874,468	3.63

		2,070,560	4.01

MARINE
Other Securities (b)		186,998	0.36

MEDIA
Liberty Media Corp.- Interactive (Class A) (a)	3,535	148,152	0.29
Other Securities (b)		781,711	1.51

		929,863	1.80

METALS & MINING
Other Securities (b)		889,893	1.73

MULTI-UTILITIES
Other Securities (b)		152,791	0.30

MULTILINE RETAIL
Big Lots, Inc. (a)(b)	3,335	107,020	0.21
Other Securities (b)		142,798	0.27

		249,818	0.48

OFFICE ELECTRONICS
Other Securities (b)		60,381	0.12

OIL, GAS & CONSUMABLE FUELS
SM Energy Co. (b)	2,575	103,412	0.20
Other Securities (b)		1,642,056	3.18

		1,745,468	3.38

PAPER & FOREST PRODUCTS
Other Securities (b)		285,982	0.55

PERSONAL PRODUCTS
Herbalife, Ltd.	2,542	117,059	0.23
Other Securities (b)		207,049	0.40

		324,108	0.63

PHARMACEUTICALS
Other Securities (b)		578,435	1.12

PROFESSIONAL SERVICES
Other Securities (b)		427,301	0.83

REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities, Inc. (b)	1,793	113,622	0.22
Apartment Investment & Management Co. (Class A) (b)	5,008	97,005	0.19
BRE Properties, Inc. (b)	2,596	95,870	0.19
Camden Property Trust	2,710	110,703	0.22
Chimera Investment Corp. (b)	29,726	107,311	0.21
Duke Realty Corp.	10,174	115,475	0.22
Essex Property Trust, Inc. (b)	1,262	123,095	0.24
Hospitality Properties Trust	5,246	110,691	0.21
Mack-Cali Realty Corp.	3,311	98,436	0.19
Senior Housing Properties Trust (b)	5,432	109,238	0.21
UDR, Inc. (b)	6,517	124,670	0.24
Weingarten Realty Investors (b)	5,036	95,936	0.19
Other Securities (b)		3,098,951	6.00

		4,401,003	8.53

REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle, Inc. (b)	1,663	109,159	0.21
Other Securities (b)		118,171	0.23

		227,330	0.44

ROAD & RAIL
Other Securities (b)		557,405	1.08

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Novellus Systems, Inc. (a)(b)	4,044	102,556	0.20
Skyworks Solutions, Inc. (a)	7,252	121,761	0.24
Other Securities (b)		1,977,941	3.83

		2,202,258	4.27

SOFTWARE
MICROS Systems, Inc. (a)	3,216	102,494	0.20
Solera Holdings, Inc. (b)	2,871	103,930	0.20
Other Securities (b)		1,933,150	3.75

		2,139,574	4.15

SPECIALTY RETAIL
Aeropostale, Inc. (a)(b)	3,813	109,204	0.21
RadioShack Corp. (b)	5,179	101,042	0.20
Signet Jewelers, Ltd. (a)	3,646	100,265	0.19
Williams-Sonoma, Inc. (b)	4,098	101,712	0.20

See accompanying notes to financial statements.

SPDR Dow Jones Small Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

Other Securities (b)		$1,736,166	3.37%

		2,148,389	4.17

TEXTILES, APPAREL & LUXURY GOODS
Hanesbrands, Inc. (a)(b)	3,989	95,975	0.19
Phillips-Van Heusen Corp.	2,127	98,416	0.19
Other Securities (b)		850,534	1.65

		1,044,925	2.03

THRIFTS & MORTGAGE FINANCE
First Niagara Financial Group, Inc. (b)	8,708	109,111	0.21
Other Securities (b)		605,466	1.18

		714,577	1.39

TOBACCO
Other Securities (b)		83,353	0.16

TRADING COMPANIES & DISTRIBUTORS
Other Securities (b)		418,942	0.81

WATER UTILITIES
Other Securities (b)		82,934	0.16

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (b)		147,641	0.29

TOTAL COMMON STOCKS —
(Cost $54,415,063)		51,470,616	99.80

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (d)(e)	14,231,812	14,231,812	27.60
State Street Institutional Liquid Reserves Fund (d)	26,567	26,567	0.05

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,258,379)		14,258,379	27.65

TOTAL INVESTMENTS(f)
(Cost $68,673,442)		65,728,995	127.45
OTHER ASSETS AND LIABILITIES		(14,158,608)	(27.45)

NET ASSETS		$51,570,387	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at June 30, 2010.

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Amount represents 0.00% of net assets. Teton Advisers, Inc. value is determined based on level 3 inputs. (Note 2)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc.
(e)	Investments of cash collateral for securities loaned.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Dow Jones Small Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
BE Aerospace, Inc. (a)(b)	18,139	$461,275	0.37%
Other Securities (a)		2,452,997	1.98

		2,914,272	2.35

AIR FREIGHT & LOGISTICS
Other Securities (a)		600,275	0.48

AIRLINES
Continental Airlines, Inc. (Class B) (a)(b)	26,949	592,878	0.48
Other Securities (a)		811,466	0.65

		1,404,344	1.13

AUTO COMPONENTS
Other Securities (a)		498,090	0.40

BEVERAGES
Other Securities (a)		362,973	0.29

BIOTECHNOLOGY
BioMarin Pharmaceutical, Inc. (a)(b)	19,617	371,938	0.30
Other Securities (a)		4,822,538	3.89

		5,194,476	4.19

BUILDING PRODUCTS
Other Securities (a)		457,768	0.37

CAPITAL MARKETS
Other Securities (a)		1,853,901	1.50

CHEMICALS
Other Securities (a)		1,216,694	0.98

COMMERCIAL BANKS
East West Bancorp, Inc.	28,234	430,569	0.35
Other Securities (a)		1,813,313	1.46

		2,243,882	1.81

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)		2,012,020	1.62

COMMUNICATIONS EQUIPMENT
CommScope, Inc. (b)	18,347	436,108	0.35
JDS Uniphase Corp. (b)	41,615	409,492	0.33
Polycom, Inc. (a)(b)	15,926	474,435	0.38
Other Securities (a)		4,271,599	3.45

		5,591,634	4.51

COMPUTERS & PERIPHERALS
QLogic Corp. (b)	22,562	374,980	0.30
Other Securities (a)		1,042,806	0.84

		1,417,786	1.14

CONSTRUCTION & ENGINEERING
Other Securities (a)		861,547	0.70

CONSTRUCTION MATERIALS
Other Securities (a)		59,434	0.05

CONSUMER FINANCE
Other Securities (a)		345,934	0.28

CONTAINERS & PACKAGING
Other Securities (a)		131,018	0.11

DISTRIBUTORS
LKQ Corp. (b)	26,678	514,352	0.41

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)		1,806,489	1.46

DIVERSIFIED FINANCIAL SERVICES
Other Securities (a)		496,971	0.40

DIVERSIFIED TELECOMMUNICATION SERVICES
tw telecom, inc. (b)	28,408	473,845	0.38
Other Securities (a)		712,966	0.58

		1,186,811	0.96

ELECTRICAL EQUIPMENT
Regal-Beloit Corp.	7,259	404,907	0.33
Other Securities (a)		2,204,967	1.78

		2,609,874	2.11

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
National Instruments Corp.	12,016	381,868	0.31
Other Securities (a)		2,230,941	1.80

		2,612,809	2.11

ENERGY EQUIPMENT & SERVICES
Dresser-Rand Group, Inc. (b)	15,670	494,389	0.40
Oil States International, Inc. (b)	9,668	382,659	0.31
Other Securities (a)		4,242,456	3.42

		5,119,504	4.13

FOOD & STAPLES RETAILING
Other Securities (a)		399,196	0.32

FOOD PRODUCTS
Other Securities (a)		778,799	0.63

HEALTH CARE EQUIPMENT & SUPPLIES
Thoratec Corp. (a)(b)	11,058	472,508	0.38
Other Securities (a)		5,365,815	4.33

		5,838,323	4.71

HEALTH CARE PROVIDERS & SERVICES
MEDNAX, Inc. (b)	8,896	494,707	0.40
VCA Antech, Inc. (a)(b)	16,617	411,437	0.33
Other Securities (a)		5,316,826	4.29

		6,222,970	5.02

HEALTH CARE TECHNOLOGY
Other Securities (a)		903,730	0.73

HOTELS, RESTAURANTS & LEISURE
Panera Bread Co. (Class A) (a)(b)	5,974	449,782	0.36
WMS Industries, Inc. (b)	11,234	440,935	0.36
Other Securities (a)		2,781,579	2.24

		3,672,296	2.96

HOUSEHOLD DURABLES
Jarden Corp.	17,597	472,831	0.38
Tempur-Pedic International, Inc. (a)(b)	12,940	397,905	0.32
Other Securities (a)		456,462	0.37

		1,327,198	1.07

See accompanying notes to financial statements.

SPDR Dow Jones Small Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)		$93,074	0.08%

INDUSTRIAL CONGLOMERATES
Other Securities (a)		214,205	0.17

INSURANCE
Other Securities (a)		360,022	0.29

INTERNET & CATALOG RETAIL
Other Securities (a)		834,766	0.67

INTERNET SOFTWARE & SERVICES
WebMD Health Corp. (b)	9,174	425,949	0.34
Other Securities (a)		3,244,526	2.62

		3,670,475	2.96

IT SERVICES
Other Securities (a)		2,995,977	2.42

LEISURE EQUIPMENT & PRODUCTS
Other Securities (a)		260,530	0.21

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)		1,402,413	1.13

MACHINERY
Gardner Denver, Inc.	9,866	439,925	0.36
Terex Corp. (a)(b)	20,641	386,812	0.31
The Timken Co.	14,699	382,027	0.31
WABCO Holdings, Inc. (b)	12,257	385,850	0.31
Other Securities (a)		3,460,338	2.79

		5,054,952	4.08

MARINE
Kirby Corp. (a)(b)	10,288	393,516	0.32
Other Securities (a)		48,892	0.04

		442,408	0.36

MEDIA
Liberty Media Corp.- Interactive (Class A) (b)	16,290	682,714	0.55
Other Securities (a)		1,820,140	1.47

		2,502,854	2.02

METALS & MINING
Compass Minerals International, Inc.	6,178	434,190	0.35
Royal Gold, Inc.	9,093	436,464	0.35
Other Securities (a)		1,647,540	1.33

		2,518,194	2.03

MULTILINE RETAIL
Other Securities		128,420	0.10

OFFICE ELECTRONICS
Other Securities (a)		279,019	0.23

OIL, GAS & CONSUMABLE FUELS
Atlas Energy, Inc. (a)(b)	15,282	413,684	0.33
Mariner Energy, Inc. (a)(b)	19,418	417,099	0.34
SM Energy Co. (a)	11,845	475,695	0.38
Other Securities (a)		5,663,226	4.57

		6,969,704	5.62

PAPER & FOREST PRODUCTS
Other Securities (a)		214,707	0.17

PERSONAL PRODUCTS
NBTY, Inc. (b)	11,260	382,953	0.31
Other Securities (a)		186,230	0.15

		569,183	0.46

PHARMACEUTICALS
Salix Pharmaceuticals, Ltd. (b)	10,785	420,939	0.34
Other Securities (a)		1,815,233	1.46

		2,236,172	1.80

PROFESSIONAL SERVICES
Other Securities (a)		1,785,710	1.44

REAL ESTATE INVESTMENT TRUSTS
Corporate Office Properties Trust (a)	11,352	428,652	0.35
Essex Property Trust, Inc. (a)	5,722	558,124	0.45
Taubman Centers, Inc. (a)	10,338	389,019	0.31
Other Securities (a)		1,622,493	1.31

		2,998,288	2.42

REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle, Inc.	7,819	513,239	0.41
Other Securities (a)		70,233	0.06

		583,472	0.47

ROAD & RAIL
Other Securities (a)		1,649,302	1.33

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Rambus, Inc. (a)(b)	21,821	382,304	0.31
Skyworks Solutions, Inc. (a)(b)	33,541	563,153	0.45
Other Securities (a)		6,947,676	5.61

		7,893,133	6.37

SOFTWARE
Informatica Corp. (a)(b)	17,524	418,473	0.34
Jack Henry & Associates, Inc.	16,005	382,199	0.31
MICROS Systems, Inc. (a)(b)	15,185	483,946	0.39
Solera Holdings, Inc.	13,218	478,492	0.39
TIBCO Software, Inc. (b)	31,677	382,025	0.31
Other Securities (a)		6,327,788	5.10

		8,472,923	6.84

SPECIALTY RETAIL
Aeropostale, Inc. (a)(b)	17,991	515,262	0.42
Dick’s Sporting Goods, Inc. (b)	16,522	411,233	0.33
J. Crew Group, Inc. (a)(b)	10,232	376,640	0.30
Tractor Supply Co. (a)	6,871	418,925	0.34
Other Securities (a)		3,204,799	2.59

		4,926,859	3.98

TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)		1,904,627	1.54

See accompanying notes to financial statements.

SPDR Dow Jones Small Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

THRIFTS & MORTGAGE FINANCE
Other Securities (a)		$591,553	0.48%

TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)		893,471	0.72

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)		556,849	0.45

TOTAL COMMON STOCKS —
(Cost $142,499,147)		123,658,632	99.77

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (c)(d)	28,390,690	28,390,690	22.91
State Street Institutional Liquid Reserves Fund (d)	177,386	177,386	0.14

TOTAL SHORT TERM INVESTMENTS —
(Cost $28,568,076)		28,568,076	23.05

TOTAL INVESTMENTS(e)
(Cost $171,067,223)		152,226,708	122.82
OTHER ASSETS AND LIABILITIES		(28,280,548)	(22.82)

NET ASSETS		$123,946,160	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at June 30, 2010.

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Dow Jones Small Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a)		$1,215,705	0.85%

AIR FREIGHT & LOGISTICS
Other Securities (a)		253,269	0.18

AIRLINES
Other Securities (a)		582,633	0.41

AUTO COMPONENTS
Gentex Corp. (a)	32,695	587,856	0.41
TRW Automotive Holdings Corp. (a)(b)	19,701	543,157	0.38
Other Securities (a)		930,491	0.66

		2,061,504	1.45

AUTOMOBILES
Other Securities (a)		264,604	0.19

BEVERAGES
Other Securities (a)		47,632	0.03

BIOTECHNOLOGY
Other Securities (a)		914,091	0.64

BUILDING PRODUCTS
Lennox International, Inc.	12,591	523,408	0.37
Other Securities (a)		1,165,594	0.81

		1,689,002	1.18

CAPITAL MARKETS
Teton Advisers, Inc. (Class B) (a)(c)	10	0	0.00
Other Securities (a)		1,696,790	1.19

CHEMICALS
RPM International, Inc.	30,703	547,742	0.38
Other Securities (a)		3,850,826	2.71

		4,398,568	3.09

COMMERCIAL BANKS
Associated Ban-Corp. (a)	40,122	491,896	0.35
Bank of Hawaii Corp. (a)	11,476	554,865	0.39
TCF Financial Corp. (a)	31,915	530,108	0.37
Valley National Bancorp (a)	39,043	531,766	0.37
Zions Bancorporation	38,128	822,421	0.58
Other Securities (a)		12,525,549	8.78

		15,456,605	10.84

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)		3,002,952	2.11

COMMUNICATIONS EQUIPMENT
Other Securities (a)		913,417	0.64

COMPUTERS & PERIPHERALS
Lexmark International, Inc. (Class A) (b)	18,588	613,962	0.43
Other Securities (a)		775,347	0.54

		1,389,309	0.97

CONSTRUCTION & ENGINEERING
Other Securities (a)		631,768	0.44

CONSTRUCTION MATERIALS
Other Securities (a)		435,985	0.31

CONSUMER FINANCE
Other Securities (a)		802,920	0.56

CONTAINERS & PACKAGING
Packaging Corp. of America	24,659	542,991	0.38
Temple-Inland, Inc.	25,617	529,503	0.37
Other Securities (a)		1,368,314	0.96

		2,440,808	1.71

DISTRIBUTORS
Other Securities (a)		96,644	0.07

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)		1,158,225	0.81

DIVERSIFIED FINANCIAL SERVICES
Other Securities (a)		453,445	0.32

DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)		522,089	0.37

ELECTRIC UTILITIES
Great Plains Energy, Inc. (a)	32,587	554,631	0.39
Hawaiian Electric Industries, Inc. (a)	22,002	501,206	0.35
Other Securities (a)		2,650,149	1.86

		3,705,986	2.60

ELECTRICAL EQUIPMENT
Other Securities (a)		1,751,168	1.23

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)		2,780,117	1.95

ENERGY EQUIPMENT & SERVICES
Other Securities (a)		495,661	0.35

FOOD & STAPLES RETAILING
BJ’s Wholesale Club, Inc. (a)(b)	12,780	472,988	0.33
Other Securities (a)		1,536,782	1.08

		2,009,770	1.41

FOOD PRODUCTS
Corn Products International, Inc.	17,813	539,734	0.38
Del Monte Foods Co.	47,372	681,683	0.48
Other Securities (a)		2,152,429	1.51

		3,373,846	2.37

GAS UTILITIES
Other Securities (a)		2,732,915	1.92

HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities (a)		1,760,206	1.23

HEALTH CARE PROVIDERS & SERVICES
Health Net, Inc. (b)	23,858	581,420	0.41
Tenet Healthcare Corp. (b)	114,458	496,748	0.35
Other Securities (a)		2,762,104	1.93

		3,840,272	2.69

HEALTH CARE TECHNOLOGY
Other Securities (a)		18,003	0.01

HOTELS, RESTAURANTS & LEISURE
Other Securities (a)		2,797,593	1.96

See accompanying notes to financial statements.

SPDR Dow Jones Small Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

HOUSEHOLD DURABLES
Tupperware Brands Corp.	14,926	$594,801	0.42%
Other Securities (a)		1,380,073	0.97

		1,974,874	1.39

HOUSEHOLD PRODUCTS
Other Securities (a)		318,868	0.22

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)		405,769	0.28

INDUSTRIAL CONGLOMERATES
Carlisle Cos., Inc.	14,733	532,303	0.37
Other Securities (a)		316,851	0.23

		849,154	0.60

INSURANCE
Arthur J. Gallagher & Co. (a)	24,514	597,651	0.42
Other Securities (a)		8,205,496	5.75

		8,803,147	6.17

INTERNET SOFTWARE & SERVICES
Other Securities		319,461	0.22

IT SERVICES
Other Securities (a)		1,524,860	1.07

LEISURE EQUIPMENT & PRODUCTS
Other Securities (a)		1,280,544	0.90

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)		48,935	0.03

MACHINERY
IDEX Corp.	19,447	555,601	0.39
Kennametal, Inc. (a)	19,335	491,689	0.35
Snap-On, Inc.	13,854	566,767	0.40
Other Securities (a)		4,017,503	2.81

		5,631,560	3.95

MARINE
Other Securities (a)		533,237	0.37

MEDIA
Other Securities (a)		2,211,262	1.55

METALS & MINING
Other Securities (a)		1,951,878	1.37

MULTI-UTILITIES
Other Securities (a)		898,066	0.63

MULTILINE RETAIL
Big Lots, Inc. (a)(b)	19,301	619,369	0.43
Other Securities (a)		656,193	0.46

		1,275,562	0.89

OIL, GAS & CONSUMABLE FUELS
Other Securities (a)		1,440,761	1.01

PAPER & FOREST PRODUCTS
Domtar Corp. (a)(b)	10,066	494,744	0.35
Other Securities (a)		874,922	0.61

		1,369,666	0.96

PERSONAL PRODUCTS
Herbalife, Ltd.	14,359	661,232	0.47
Other Securities		467,361	0.32

		1,128,593	0.79

PHARMACEUTICALS
Other Securities		533,647	0.37

PROFESSIONAL SERVICES
Other Securities (a)		227,025	0.16

REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities, Inc. (a)	10,508	665,892	0.47
Apartment Investment & Management Co. (Class A) (a)	28,099	544,278	0.38
BRE Properties, Inc. (a)	14,948	552,030	0.39
Camden Property Trust (a)	15,500	633,175	0.44
Chimera Investment Corp. (a)	168,296	607,549	0.43
Duke Realty Corp.	58,877	668,254	0.47
Highwoods Properties, Inc. (a)	17,044	473,141	0.33
Hospitality Properties Trust	29,295	618,124	0.43
Mack-Cali Realty Corp.	18,779	558,300	0.39
MFA Financial, Inc.	67,317	498,146	0.35
Senior Housing Properties Trust	30,172	606,759	0.43
UDR, Inc. (a)	38,543	737,328	0.52
Weingarten Realty Investors (a)	28,871	549,993	0.39
Other Securities (a)		14,053,921	9.85

		21,766,890	15.27

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)		589,811	0.41

ROAD & RAIL
Other Securities (a)		1,148,433	0.81

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Novellus Systems, Inc. (b)	23,502	596,011	0.42
Other Securities (a)		2,262,821	1.59

		2,858,832	2.01

SOFTWARE
Novell, Inc. (b)	82,896	470,849	0.33
Other Securities (a)		1,318,401	0.93

		1,789,250	1.26

SPECIALTY RETAIL
Foot Locker, Inc.	37,313	470,890	0.33
RadioShack Corp.	29,709	579,623	0.41
Signet Jewelers, Ltd. (b)	20,571	565,702	0.40
Williams-Sonoma, Inc. (a)	22,900	568,378	0.40
Other Securities (a)		4,001,170	2.80

		6,185,763	4.34

TEXTILES, APPAREL & LUXURY GOODS
Hanesbrands, Inc. (b)	22,546	542,457	0.38
Phillips-Van Heusen Corp.	12,374	572,545	0.40
Other Securities (a)		2,463,843	1.73

		3,578,845	2.51

See accompanying notes to financial statements.

SPDR Dow Jones Small Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

			% of
			Net
Security Description	Shares	Value	Assets

THRIFTS & MORTGAGE FINANCE
First Niagara Financial Group, Inc.	50,152	$628,405	0.44%
Other Securities (a)		2,783,619	1.95

		3,412,024	2.39

TOBACCO
Other Securities (a)		479,551	0.34

TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)		1,319,713	0.93

WATER UTILITIES
Other Securities (a)		477,606	0.34

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)		185,939	0.13

TOTAL COMMON STOCKS —
(Cost $164,809,701)		142,213,028	99.75

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (d)(e)	29,593,856	29,593,856	20.76
State Street Institutional Liquid Reserves Fund (d)	96,833	96,833	0.07

TOTAL SHORT TERM INVESTMENTS —
(Cost $29,690,689)		29,690,689	20.83

TOTAL INVESTMENTS(f)
(Cost $194,500,390)		171,903,717	120.58
OTHER ASSETS AND LIABILITIES		(29,339,822)	(20.58)

NET ASSETS		$142,563,895	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at June 30, 2010.

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Amount represents 0.00% of net assets. Teton Advisers, Inc. value is determined based on level 3 inputs. (Note 2)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc.
(e)	Investments of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR DJ Global Titans ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.9%
BHP Billiton Ltd. ADR (a)	24,890	$1,542,931

BRAZIL — 0.9%
Petroleo Brasileiro SA ADR	23,108	688,618

FRANCE — 4.1%
BNP Paribas	14,738	808,214
Sanofi-Aventis SA ADR	32,780	985,367
Total SA ADR	32,917	1,469,415

		3,262,996

GERMANY — 3.3%
Allianz SE	6,736	675,338
E.ON AG	29,812	809,941
Siemens AG ADR (a)	12,794	1,145,447

		2,630,726

ITALY — 0.8%
Eni SpA ADR	18,161	663,784

JAPAN — 3.1%
Mitsubishi UFJ Financial Group, Inc. ADR	207,330	945,425
Toyota Motor Corp. ADR (a)	22,116	1,516,494

		2,461,919

NETHERLANDS ANTILLES — 1.2%
Schlumberger, Ltd. (a)	17,758	982,728

RUSSIA — 1.1%
Gazprom OAO ADR	44,900	844,569

SOUTH KOREA — 1.3%
Samsung Electronics Co., Ltd. GDR (b)	3,165	1,002,514

SPAIN — 3.0%
Banco Santander SA ADR (a)	120,743	1,267,802
Telefonica SA ADR (a)	19,746	1,096,495

		2,364,297

SWITZERLAND — 7.1%
Nestle SA	51,653	2,500,382
Novartis AG ADR	36,284	1,753,243
Roche Holding AG	10,496	1,451,248

		5,704,873

UNITED KINGDOM — 9.9%
BP PLC ADR	46,316	1,337,606
GlaxoSmithKline PLC ADR	38,816	1,320,132
HSBC Holdings PLC ADR	51,566	2,350,894
Royal Dutch Shell PLC ADR	26,261	1,318,828
Vodafone Group PLC ADR	78,266	1,617,758

		7,945,218

UNITED STATES — 61.8%
Abbott Laboratories	22,763	1,064,853
Apple, Inc. (c)	13,424	3,376,539
AT&T, Inc.	88,087	2,130,825
Bank of America Corp.	147,265	2,116,198
Chevron Corp.	29,700	2,015,442
Cisco Systems, Inc. (c)	85,437	1,820,662
ConocoPhillips	20,637	1,013,070
Exxon Mobil Corp.	75,763	4,323,794
General Electric Co.	158,187	2,281,057
Google, Inc. (Class A) (c)	3,624	1,612,499
Hewlett-Packard Co.	34,770	1,504,846
Intel Corp.	82,384	1,602,369
International Business Machines Corp.	19,026	2,349,330
Johnson & Johnson	40,960	2,419,098
JPMorgan Chase & Co.	58,882	2,155,670
Merck & Co., Inc.	46,152	1,613,935
Microsoft Corp.	115,620	2,660,416
Oracle Corp.	56,702	1,216,825
PepsiCo, Inc.	24,005	1,463,105
Pfizer, Inc.	119,337	1,701,745
Philip Morris International, Inc.	27,583	1,264,405
Procter & Gamble Co.	42,688	2,560,426
The Coca-Cola Co.	31,504	1,578,980
The Goldman Sachs Group, Inc.	6,400	840,128
Verizon Communications, Inc.	42,601	1,193,680
Wal-Mart Stores, Inc.	31,507	1,514,542

		49,394,439

TOTAL COMMON STOCKS —
(Cost $105,385,747)		79,489,612

SHORT TERM INVESTMENTS — 3.7%
MONEY MARKET FUNDS — 3.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,962,407	2,962,407
State Street Institutional Liquid Reserves Fund (d)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,962,507)		2,962,507

TOTAL INVESTMENTS — 103.2% (f)
(Cost $108,348,254)		82,452,119
OTHER ASSETS AND LIABILITIES — (3.2)%		(2,581,421)

NET ASSETS — 100.0%		$79,870,698

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of June 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.7%
DIVERSIFIED REITS — 8.8%
Colonial Properties Trust (a)	321,760	$4,675,173
Cousins Properties, Inc. (a)	435,709	2,936,679
Liberty Property Trust	550,307	15,876,357
PS Business Parks, Inc.	92,460	5,157,419
Vornado Realty Trust	875,452	63,864,223
Washington Real Estate Investment Trust (a)	295,200	8,144,568

		100,654,419

INDUSTRIAL REITS — 5.5%
AMB Property Corp. (a)	817,262	19,377,282
DCT Industrial Trust, Inc. (a)	1,024,489	4,630,690
DuPont Fabros Technology, Inc. (a)	277,654	6,819,182
EastGroup Properties, Inc. (a)	130,681	4,649,630
First Industrial Realty Trust, Inc. (b)	282,870	1,363,433
First Potomac Realty Trust (a)	180,142	2,588,641
ProLogis (a)	2,299,654	23,295,495

		62,724,353

OFFICE REITS — 17.8%
Alexandria Real Estate Equities, Inc. (a)	214,659	13,602,941
BioMed Realty Trust, Inc. (a)	551,724	8,877,239
Boston Properties, Inc.	673,513	48,048,417
Brandywine Realty Trust	638,478	6,863,639
Corporate Office Properties Trust (a)	286,378	10,813,633
Digital Realty Trust, Inc. (a)	412,347	23,784,175
Douglas Emmett, Inc. (a)	590,287	8,393,881
Duke Realty Corp.	1,199,487	13,614,178
Franklin Street Properties Corp.	350,004	4,133,547
Highwoods Properties, Inc. (a)	347,923	9,658,343
HRPT Properties Trust (a)	1,255,680	7,797,773
Kilroy Realty Corp. (a)	254,150	7,555,880
Mack-Cali Realty Corp.	384,828	11,440,936
Parkway Properties, Inc. (a)	104,558	1,523,410
Piedmont Office Realty Trust, Inc. (Class A)	270,628	5,068,862
SL Green Realty Corp. (a)	378,835	20,851,078

		202,027,932

RESIDENTIAL REITS — 17.5%
American Campus Communities, Inc. (a)	256,181	6,991,180
Apartment Investment & Management Co. (Class A)	567,887	10,999,971
AvalonBay Communities, Inc. (a)	403,297	37,655,841
BRE Properties, Inc. (a)	309,999	11,448,263
Camden Property Trust (a)	320,031	13,073,266
Education Realty Trust, Inc. (a)	275,552	1,661,579
Equity Lifestyle Properties, Inc. (a)	147,616	7,119,520
Equity Residential (a)	1,374,963	57,253,459
Essex Property Trust, Inc. (a)	146,254	14,265,615
Home Properties, Inc. (a)	176,606	7,959,632
Mid-America Apartment Communities, Inc.	146,351	7,532,686
Post Properties, Inc. (a)	235,055	5,342,800
Sun Communities, Inc. (a)	85,182	2,211,325
UDR, Inc. (a)	788,105	15,076,449

		198,591,586

RETAIL REITS — 23.5%
Acadia Realty Trust (a)	194,961	3,279,244
Alexander’s, Inc. (a)(b)	16,747	5,073,001
CBL & Associates Properties, Inc. (a)	669,950	8,334,178
Cedar Shopping Centers, Inc. (a)	245,843	1,479,975
Developers Diversified Realty Corp.	918,231	9,090,487
Equity One, Inc.	203,855	3,180,138
Federal Realty Investment Trust (a)	296,038	20,802,590
Inland Real Estate Corp. (a)	361,055	2,859,556
Kimco Realty Corp. (a)	1,952,421	26,240,538
Kite Realty Group Trust (a)	306,051	1,279,293
Pennsylvania Real Estate Investment Trust	260,552	3,183,946
Ramco-Gershenson Properties Trust (a)	178,824	1,806,122
Regency Centers Corp. (a)	397,525	13,674,860
Saul Centers, Inc.	36,920	1,500,060
Simon Property Group, Inc. (a)	1,404,788	113,436,631
Tanger Factory Outlet Centers, Inc. (a)	195,756	8,100,383
Taubman Centers, Inc. (a)	265,262	9,981,809
The Macerich Co. (a)	630,443	23,528,133
Weingarten Realty Investors (a)	581,225	11,072,336

		267,903,280

SPECIALIZED REITS — 26.6%
Ashford Hospitality Trust (a)(b)	255,697	1,874,259
DiamondRock Hospitality Co. (b)	735,322	6,044,347
Extra Space Storage, Inc.	419,376	5,829,326
FelCor Lodging Trust, Inc. (b)	450,897	2,249,976
HCP, Inc.	1,428,007	46,053,226
Health Care REIT, Inc.	597,765	25,177,862
Healthcare Realty Trust, Inc. (a)	302,703	6,650,385
Hersha Hospitality Trust	596,958	2,698,250
Hospitality Properties Trust	599,563	12,650,779
Host Hotels & Resorts, Inc.	3,198,658	43,117,910
LaSalle Hotel Properties (a)	339,216	6,977,673
Nationwide Health Properties, Inc.	582,209	20,825,616
Public Storage	685,339	60,248,152
Senior Housing Properties Trust	616,969	12,407,247
Sovran Self Storage, Inc.	133,391	4,592,652
Sunstone Hotel Investors, Inc. (b)	476,522	4,731,864
U-Store-It Trust (a)	397,777	2,967,416
Universal Health Realty Income Trust (a)	54,685	1,757,029

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Ventas, Inc.	760,633	$35,711,719

		302,565,688

TOTAL COMMON STOCKS —
(Cost $1,388,645,384)		1,134,467,258

SHORT TERM INVESTMENTS — 11.8%
MONEY MARKET FUNDS — 11.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	132,239,179	132,239,179
State Street Institutional Liquid Reserves Fund (c)	1,815,488	1,815,488

TOTAL SHORT TERM INVESTMENTS —
(Cost $134,054,667)		134,054,667

TOTAL INVESTMENTS — 111.5% (e)
(Cost $1,522,700,051)		1,268,521,925
OTHER ASSETS AND LIABILITIES — (11.5)%		(131,064,401)

NET ASSETS — 100.0%		$1,137,457,524

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR KBW Bank ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 7.1%
Northern Trust Corp.	272,587	$12,729,813
State Street Corp. (a)	443,580	15,001,875
The Bank of New York Mellon Corp.	1,029,942	25,429,268

		53,160,956

CONSUMER FINANCE — 3.6%
Capital One Financial Corp.	668,692	26,948,288

DIVERSIFIED BANKS — 16.4%
Comerica, Inc. (b)	785,662	28,935,932
U.S. Bancorp	1,953,597	43,662,893
Wells Fargo & Co.	1,942,539	49,728,998

		122,327,823

OTHER DIVERSIFIED FINANCIAL SERVICES — 25.8%
Bank of America Corp.	4,566,226	65,616,667
Citigroup, Inc. (c)	17,379,513	65,346,969
JPMorgan Chase & Co.	1,681,470	61,558,617

		192,522,253

REGIONAL BANKS — 44.7%
BB&T Corp.	1,094,779	28,803,636
Commerce Bancshares, Inc. (b)	377,482	13,585,577
Cullen/Frost Bankers, Inc. (b)	269,911	13,873,425
Fifth Third Bancorp	2,650,524	32,574,940
Huntington Bancshares, Inc. (b)	5,778,754	32,014,297
Keycorp	3,052,820	23,476,186
M&T Bank Corp. (b)	444,733	37,780,068
Marshall & Ilsley Corp.	4,365,482	31,344,161
PNC Financial Services Group, Inc.	536,252	30,298,238
Regions Financial Corp.	4,954,859	32,602,972
SunTrust Banks, Inc. (b)	1,324,962	30,871,615
Zions Bancorporation	1,236,487	26,671,025

		333,896,140

THRIFTS & MORTGAGE FINANCE — 2.3%
First Niagara Financial Group, Inc.	405,822	5,084,950
People’s United Financial, Inc.	881,978	11,906,703

		16,991,653

TOTAL COMMON STOCKS —
(Cost $963,130,784)		745,847,113

SHORT TERM INVESTMENTS — 6.3%
MONEY MARKET FUNDS — 6.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	46,080,711	46,080,711
State Street Institutional Liquid Reserves Fund (d)	684,735	684,735

TOTAL SHORT TERM INVESTMENTS —
(Cost $46,765,446)		46,765,446

TOTAL INVESTMENTS — 106.2% (f)
(Cost $1,009,896,230)		792,612,559
OTHER ASSETS AND LIABILITIES — (6.2)%		(45,928,339)

NET ASSETS — 100.0%		$746,684,220

(a)	Affiliated issuer. (Note 3)
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR KBW Capital Markets ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 26.8%
Franklin Resources, Inc.	23,193	$1,999,005
Janus Capital Group, Inc. (a)	221,116	1,963,510
Legg Mason, Inc. (a)	68,844	1,929,697
SEI Investments Co.	105,338	2,144,682
State Street Corp. (b)	106,332	3,596,148
T. Rowe Price Group, Inc.	48,471	2,151,628

		13,784,670

INVESTMENT BANKING & BROKERAGE — 52.2%
Greenhill & Co., Inc.	16,202	990,428
Investment Technology Group, Inc. (c)	80,093	1,286,294
Jefferies Group, Inc. (a)	107,153	2,258,785
Knight Capital Group, Inc. (Class A) (a)(c)	110,160	1,519,106
Lazard, Ltd. (Class A)	74,810	1,998,175
Morgan Stanley	173,267	4,021,527
optionsXpress Holdings, Inc. (a)(c)	133,395	2,099,637
Piper Jaffray Co., Inc. (a)(c)	22,375	720,923
Raymond James Financial, Inc. (a)	78,910	1,948,288
Stifel Financial Corp. (c)	28,505	1,236,832
TD Ameritrade Holding Corp. (a)(c)	123,524	1,889,917
The Charles Schwab Corp.	215,532	3,056,244
The Goldman Sachs Group, Inc.	28,526	3,744,608

		26,770,764

SPECIALIZED FINANCE — 20.8%
CME Group, Inc.	13,292	3,742,363
Interactive Brokers Group, Inc. (Class A) (a)(c)	71,054	1,179,496
Intercontinental Exchange, Inc. (c)	21,234	2,400,079
NYSE Euronext	77,028	2,128,284
The NASDAQ OMX Group, Inc. (c)	68,858	1,224,295

		10,674,517

TOTAL COMMON STOCKS —
(Cost $83,994,034)		51,229,951

SHORT TERM INVESTMENTS — 15.7%
MONEY MARKET FUNDS — 15.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,980,811	7,980,811
State Street Institutional Liquid Reserves Fund (d)	74,340	74,340

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,055,151)		8,055,151

TOTAL INVESTMENTS — 115.5% (f)
(Cost $92,049,185)		59,285,102
OTHER ASSETS AND LIABILITIES — (15.5)%		(7,977,658)

NET ASSETS — 100.0%		$51,307,444

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Affiliated issuer. (Note 3)
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR KBW Insurance ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.8%
Ameriprise Financial, Inc.	170,673	$6,166,415

INSURANCE BROKERS — 7.0%
AON Corp.	136,965	5,084,141
Marsh & McLennan Cos., Inc.	283,780	6,399,239

		11,483,380

LIFE & HEALTH INSURANCE — 34.6%
AFLAC, Inc.	267,446	11,411,921
Lincoln National Corp.	294,972	7,164,870
MetLife, Inc.	332,735	12,564,074
Principal Financial Group, Inc. (a)	283,508	6,645,427
Prudential Financial, Inc.	218,295	11,713,710
Unum Group	335,056	7,270,715

		56,770,717

MULTI-LINE INSURANCE — 13.1%
Assurant, Inc.	159,450	5,532,915
Genworth Financial, Inc. (Class A) (b)	682,413	8,919,138
Hartford Financial Services Group, Inc.	317,653	7,029,661

		21,481,714

PROPERTY & CASUALTY INSURANCE — 29.7%
Axis Capital Holdings, Ltd.	196,357	5,835,730
Chubb Corp.	135,712	6,786,957
Cincinnati Financial Corp. (a)	195,753	5,064,130
Fidelity National Financial, Inc. (Class A)	273,904	3,558,013
MBIA, Inc. (a)(b)	589,217	3,305,508
The Allstate Corp.	231,937	6,663,550
The Progressive Corp.	357,778	6,697,604
The Travelers Cos., Inc.	220,648	10,866,914

		48,778,406

REINSURANCE — 8.1%
Arch Capital Group, Ltd. (a)(b)	43,481	3,239,335
Everest Re Group, Ltd.	60,145	4,253,454
XL Group PLC	359,124	5,749,575

		13,242,364

THRIFTS & MORTGAGE FINANCE — 3.5%
MGIC Investment Corp. (b)	830,161	5,719,809

TOTAL COMMON STOCKS —
(Cost $199,793,330)		163,642,805

SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,237,598	4,237,598
State Street Institutional Liquid Reserves Fund (c)	136,368	136,368

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,373,966)		4,373,966

TOTAL INVESTMENTS — 102.5% (e)
(Cost $204,167,296)		168,016,771
OTHER ASSETS AND LIABILITIES — (2.5)%		(4,044,366)

NET ASSETS — 100.0%		$163,972,405

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR KBW Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMERCIAL BANKS — 8.9%
Popular, Inc. (a)	62,206	$166,712
United Community Banks, Inc. (a)(b)	45,548	179,915

		346,627

DIVERSIFIED FINANCIAL SERVICES — 4.7%
PHH Corp. (a)(b)	9,674	184,193

HOUSEHOLD DURABLES — 30.8%
D.R. Horton, Inc. (b)	25,255	248,257
KB HOME	11,288	124,168
Lennar Corp. (Class A) (b)	11,201	155,806
M.D.C. Holdings, Inc. (b)	4,765	128,417
Meritage Homes Corp. (a)(b)	7,377	120,097
Pulte Group, Inc. (a)(b)	27,203	225,241
Ryland Group, Inc. (b)	5,459	86,361
Toll Brothers, Inc. (a)(b)	7,150	116,974

		1,205,321

INSURANCE — 7.7%
Fidelity National Financial, Inc. (Class A)	11,067	143,760
First American Financial Corp. (b)	12,537	158,969

		302,729

IT SERVICES — 6.7%
Lender Processing Services, Inc.	8,323	260,593

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.9%
Avatar Holdings, Inc. (a)(b)	5,998	115,042

THRIFTS & MORTGAGE FINANCE — 38.2%
Astoria Financial Corp. (b)	10,305	141,797
Capitol Federal Financial (b)	3,487	115,629
Hudson City Bancorp, Inc. (b)	21,293	260,626
MGIC Investment Corp. (a)	17,364	119,638
New York Community Bancorp, Inc.	21,348	325,984
NewAlliance Bancshares, Inc. (b)	12,465	139,733
Ocwen Financial Corp. (a)(b)	16,062	163,672
TFS Financial Corp. (b)	7,679	95,296
Washington Federal, Inc. (b)	8,172	132,223

		1,494,598

TOTAL COMMON STOCKS —
(Cost $4,241,534)		3,909,103

SHORT TERM INVESTMENTS — 26.5%
MONEY MARKET FUNDS — 26.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,031,758	1,031,758
State Street Institutional Liquid Reserves Fund (c)	6,754	6,754

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,038,512)		1,038,512

TOTAL INVESTMENTS — 126.4% (e)
(Cost $5,280,046)		4,947,615
OTHER ASSETS AND LIABILITIES — (26.4)%		(1,032,119)

NET ASSETS — 100.0%		$3,915,496

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR KBW Regional Banking ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.7%
REGIONAL BANKS — 92.8%
Associated Ban-Corp. (a)	1,417,049	$17,373,021
BancorpSouth, Inc.	554,890	9,921,433
Bank of Hawaii Corp. (a)	352,425	17,039,749
BOK Financial Corp. (a)	262,403	12,456,270
Boston Private Financial Holdings, Inc. (a)	2,669,240	17,163,213
Cathay General Bancorp	1,597,092	16,497,960
City Holding Co. (a)	389,865	10,869,436
City National Corp. (a)	314,944	16,134,581
Columbia Banking System, Inc. (a)	802,303	14,650,053
Community Bank System, Inc. (a)	696,681	15,347,882
CVB Financial Corp. (a)	2,046,875	19,445,312
East West Bancorp, Inc.	1,109,664	16,922,376
F.N.B. Corp. (a)	2,256,851	18,122,514
First Commonwealth Financial Corp. (a)	1,664,522	8,738,741
First Financial Bancorp (a)	1,162,135	17,373,918
First Horizon National Corp. (a)(b)	897,306	10,274,150
First Midwest Bancorp, Inc. (a)	1,499,565	18,234,710
FirstMerit Corp.	967,197	16,568,085
Fulton Financial Corp. (a)	2,204,436	21,272,807
Glacier Bancorp, Inc. (a)	847,290	12,429,744
Hancock Holding Co. (a)	299,967	10,006,899
IBERIABANK Corp.	232,418	11,964,879
MB Financial, Inc. (a)	862,308	15,857,844
National Penn Bancshares, Inc. (a)	1,829,450	10,994,995
Old National Bancorp (a)	1,334,609	13,826,549
PacWest Bancorp (a)	809,745	14,826,431
Pinnacle Financial Partners, Inc. (a)(b)	1,057,228	13,585,380
PrivateBancorp, Inc. (a)	727,014	8,055,315
Prosperity Bancshares, Inc.	359,930	12,507,568
S&T Bancorp, Inc. (a)	562,308	11,111,206
Signature Bank (b)	487,327	18,523,299
Sterling Bancshares, Inc. (a)	2,144,377	10,100,016
Susquehanna Bancshares, Inc. (a)	1,672,068	13,928,326
SVB Financial Group (a)(b)	382,380	15,765,527
Synovus Financial Corp.	6,224,576	15,810,423
TCF Financial Corp. (a)	802,254	13,325,439
Texas Capital Bancshares, Inc. (a)(b)	944,719	15,493,392
Trustmark Corp. (a)	614,810	12,800,344
UMB Financial Corp. (a)	269,899	9,597,608
Umpqua Holdings Corp. (a)	1,408,479	16,169,339
United Bankshares, Inc. (a)	524,804	12,563,808
Valley National Bancorp (a)	1,162,133	15,828,251
Westamerica Bancorporation (a)	209,933	11,025,681
Whitney Holding Corp. (a)	1,529,526	14,148,116
Wilmington Trust Corp. (a)	1,064,699	11,807,512
Wintrust Financial Corp. (a)	472,325	15,747,316

		652,207,418

THRIFTS & MORTGAGE FINANCE — 6.9%
Brookline Bancorp, Inc.	1,241,890	11,027,983
Hudson City Bancorp, Inc.	825,395	10,102,835
Provident Financial Services, Inc. (a)	1,184,633	13,848,360
Webster Financial Corp. (a)	772,313	13,855,295

		48,834,473

TOTAL COMMON STOCKS —
(Cost $925,219,880)		701,041,891

SHORT TERM INVESTMENTS — 23.1%
MONEY MARKET FUNDS — 23.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	161,564,684	161,564,684
State Street Institutional Liquid Reserves Fund (c)	964,165	964,165

TOTAL SHORT TERM INVESTMENTS —
(Cost $162,528,849)		162,528,849

TOTAL INVESTMENTS — 122.8% (e)
(Cost $1,087,748,729)		863,570,740
OTHER ASSETS AND LIABILITIES — (22.8)%		(160,357,585)

NET ASSETS — 100.0%		$703,213,155

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 15.9%
Cisco Systems, Inc. (a)	243,977	$5,199,150
Juniper Networks, Inc. (a)	218,021	4,975,239
Nokia Oyj ADR (b)	457,063	3,725,064
QUALCOMM, Inc.	127,667	4,192,584
Research In Motion, Ltd. (a)	81,274	4,003,557
Telefonaktiebolaget LM Ericsson (Class B) ADR	628,806	6,929,442

		29,025,036

COMPUTERS & PERIPHERALS — 18.3%
Apple, Inc. (a)	29,083	7,315,247
Dell, Inc. (a)	414,208	4,995,348
EMC Corp. (a)	328,168	6,005,474
Hewlett-Packard Co.	110,545	4,784,388
NetApp, Inc. (a)	171,275	6,390,270
Seagate Technology (a)	293,716	3,830,057

		33,320,784

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Flextronics International, Ltd. (a)	807,180	4,520,208

HOUSEHOLD DURABLES — 2.9%
Sony Corp, ADR (b)	198,726	5,302,010

INTERNET & CATALOG RETAIL — 2.7%
Amazon.com, Inc. (a)	44,270	4,836,940

INTERNET SOFTWARE & SERVICES — 7.7%
eBay, Inc. (a)	251,067	4,923,424
Google, Inc. (Class A) (a)	9,558	4,252,832
Yahoo!, Inc. (a)	352,524	4,875,407

		14,051,663

IT SERVICES — 12.3%
Accenture PLC (Class A)	137,546	5,316,153
Automatic Data Processing, Inc.	134,332	5,408,206
Infosys Technologies, Ltd. ADR	103,982	6,229,562
International Business Machines Corp.	44,531	5,498,688

		22,452,609

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.7%
Analog Devices, Inc.	184,226	5,132,536
Applied Materials, Inc.	418,480	5,030,130
Broadcom Corp. (Class A)	180,532	5,952,140
Intel Corp.	290,371	5,647,716
NVIDIA Corp. (a)	338,293	3,453,972
Texas Instruments, Inc.	223,537	5,203,941

		30,420,435

SOFTWARE — 20.8%
Activision Blizzard, Inc.	514,602	5,398,175
Adobe Systems, Inc. (a)	152,481	4,030,073
Intuit, Inc. (a)	186,737	6,492,845
Microsoft Corp.	188,145	4,329,216
Oracle Corp.	233,754	5,016,361
Salesforce.com, Inc. (a)(b)	83,824	7,193,776
SAP AG ADR (b)	122,809	5,440,439

		37,900,885

TOTAL COMMON STOCKS —
(Cost $223,858,006)		181,830,570

SHORT TERM INVESTMENTS — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,341,311	10,341,311
State Street Institutional Liquid Reserves Fund (c)	372,470	372,470

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,713,781)		10,713,781

TOTAL INVESTMENTS — 105.7% (e)
(Cost $234,571,787)		192,544,351
OTHER ASSETS AND LIABILITIES — (5.7)%		(10,356,436)

NET ASSETS — 100.0%		$182,187,915

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investment of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BEVERAGES — 4.9%
Brown-Forman Corp. (Class B) (a)	428,457	$24,520,594
PepsiCo, Inc.	543,863	33,148,450
The Coca-Cola Co.	741,259	37,151,901

		94,820,945

CAPITAL MARKETS — 1.2%
Eaton Vance Corp. (a)	829,740	22,909,121

CHEMICALS — 7.0%
Air Products & Chemicals, Inc.	475,783	30,835,497
PPG Industries, Inc.	612,671	37,011,455
RPM International, Inc.	2,533,305	45,194,161
The Valspar Corp.	757,284	22,809,394

		135,850,507

COMMERCIAL BANKS — 1.4%
Commerce Bancshares, Inc. (a)	776,491	27,945,911

COMMERCIAL SERVICES & SUPPLIES — 5.2%
ABM Industries, Inc. (a)	1,362,640	28,547,308
Pitney Bowes, Inc. (a)	3,304,846	72,574,418

		101,121,726

COMPUTERS & PERIPHERALS — 2.1%
Diebold, Inc. (a)	1,508,479	41,106,053

CONTAINERS & PACKAGING — 3.9%
Bemis Co., Inc.	1,287,523	34,763,121
Sonoco Products Co.	1,362,330	41,523,818

		76,286,939

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
CenturyTel, Inc. (a)	2,084,833	69,445,787

ELECTRICAL EQUIPMENT — 1.6%
Emerson Electric Co.	726,114	31,723,921

FOOD & STAPLES RETAILING — 1.3%
SUPERVALU, Inc.	2,315,689	25,102,069

FOOD PRODUCTS — 1.2%
Hormel Foods Corp. (a)	574,942	23,273,652

GAS UTILITIES — 8.8%
National Fuel Gas Co.	657,452	30,163,898
Northwest Natural Gas Co. (a)	964,699	42,031,935
Piedmont Natural Gas Co., Inc. (a)	1,950,712	49,353,014
WGL Holdings, Inc. (a)	1,488,879	50,666,552

		172,215,399

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Teleflex, Inc.	487,917	26,484,135

HOTELS, RESTAURANTS & LEISURE — 1.8%
McDonald’s Corp.	542,065	35,705,822

HOUSEHOLD DURABLES — 3.6%
Leggett & Platt, Inc. (a)	2,270,376	45,543,742
Stanley Black & Decker, Inc.	488,305	24,669,169

		70,212,911

HOUSEHOLD PRODUCTS — 6.1%
Kimberly-Clark Corp.	785,645	47,633,657
Procter & Gamble Co.	572,251	34,323,615
The Clorox Co.	612,782	38,090,529

		120,047,801

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	389,660	30,779,243

INSURANCE — 7.6%
AFLAC, Inc.	686,865	29,308,529
Chubb Corp.	659,833	32,998,248
Cincinnati Financial Corp. (a)	2,435,464	63,005,454
RLI Corp. (a)	436,231	22,906,490

		148,218,721

IT SERVICES — 1.9%
Automatic Data Processing, Inc.	914,460	36,816,160

MACHINERY — 2.6%
Dover Corp.	606,967	25,365,151
Pentair, Inc.	769,262	24,770,236

		50,135,387

MEDIA — 1.9%
The McGraw-Hill Cos., Inc.	1,354,677	38,120,611

MULTI-UTILITIES — 13.1%
Black Hills Corp. (a)	1,992,078	56,714,461
Consolidated Edison, Inc. (a)	1,467,794	63,261,921
Integrys Energy Group, Inc. (a)	1,535,213	67,150,216
Vectren Corp. (a)	2,880,145	68,144,231

		255,270,829

OIL, GAS & CONSUMABLE FUELS — 1.6%
Exxon Mobil Corp.	539,838	30,808,555

PHARMACEUTICALS — 7.7%
Abbott Laboratories	880,369	41,183,662
Eli Lilly & Co.	2,017,784	67,595,764
Johnson & Johnson	702,480	41,488,469

		150,267,895

SPECIALTY RETAIL — 1.0%
The Sherwin-Williams Co. (a)	280,768	19,426,338

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
V.F. Corp.	465,806	33,156,071

TOBACCO — 2.6%
Universal Corp. (a)	1,299,466	51,562,811

WATER UTILITIES — 1.3%
American States Water Co. (a)	781,446	25,897,120

TOTAL COMMON STOCKS —
(Cost $1,920,104,620)		1,944,712,440

SHORT TERM INVESTMENTS — 14.4%
MONEY MARKET FUNDS — 14.4%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	275,284,148	275,284,148
State Street Institutional Liquid Reserves Fund (b)	5,087,806	5,087,806

TOTAL SHORT TERM INVESTMENTS —
(Cost $280,371,954)		280,371,954

TOTAL INVESTMENTS — 114.1% (d)
(Cost $2,200,476,574)		2,225,084,394
OTHER ASSETS AND LIABILITIES — (14.1)%		(275,373,028)

NET ASSETS — 100.0%		$1,949,711,366

See accompanying notes to financial statements.

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	Unless otherwise indicated, the value of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
Acorda Therapeutics, Inc. (a)(b)	452,079	$14,064,178
Alexion Pharmaceuticals, Inc. (b)	292,100	14,952,599
Alkermes, Inc. (a)(b)	1,300,218	16,187,714
AMAG Pharmaceuticals, Inc. (a)(b)	442,011	15,183,078
Amgen, Inc. (b)	280,487	14,753,616
Amylin Pharmaceuticals, Inc. (a)(b)	891,471	16,759,655
Biogen Idec, Inc. (b)	328,288	15,577,266
BioMarin Pharmaceutical, Inc. (a)(b)	782,117	14,828,938
Celgene Corp. (b)	283,952	14,430,441
Cephalon, Inc. (a)(b)	264,696	15,021,498
Cepheid, Inc. (a)(b)	829,799	13,293,380
Cubist Pharmaceuticals, Inc. (b)	737,656	15,195,714
Dendreon Corp. (b)	391,021	12,641,709
Enzon Pharmaceuticals, Inc. (a)(b)	1,379,434	14,690,972
Genzyme Corp. (a)(b)	309,392	15,707,832
Gilead Sciences, Inc. (b)	439,402	15,062,700
Human Genome Sciences, Inc. (a)(b)	572,343	12,969,292
Immunogen, Inc. (b)	1,736,056	16,093,239
Incyte Corp. (a)(b)	1,177,172	13,031,294
Isis Pharmaceuticals, Inc. (a)(b)	1,628,037	15,580,314
Martek Biosciences Corp. (a)(b)	689,718	16,353,214
Myriad Genetics, Inc. (b)	862,582	12,895,601
Onyx Pharmaceuticals, Inc. (a)(b)	664,644	14,349,664
Pharmasset, Inc. (a)(b)	487,872	13,338,420
Regeneron Pharmaceuticals, Inc. (a)(b)	574,354	12,819,581
Savient Pharmaceuticals, Inc. (a)(b)	1,260,228	15,878,873
Seattle Genetics, Inc. (a)(b)	1,168,073	14,005,195
Talecris Biotherapeutics Holdings Corp. (b)	695,718	14,679,650
Theravance, Inc. (a)(b)	988,816	12,429,417
United Therapeutics Corp. (a)(b)	280,393	13,685,982
Vertex Pharmaceuticals, Inc. (a)(b)	433,374	14,258,005

TOTAL COMMON STOCKS —
(Cost $509,086,878)		450,719,031

SHORT TERM INVESTMENTS — 21.0%
MONEY MARKET FUNDS — 21.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	94,435,725	94,435,725
State Street Institutional Liquid Reserves Fund (c)	269,146	269,146

TOTAL SHORT TERM INVESTMENTS —
(Cost $94,704,871)		94,704,871

TOTAL INVESTMENTS — 121.0% (e)
(Cost $603,791,749)		545,423,902
OTHER ASSETS AND LIABILITIES — (21.0)%		(94,563,539)

NET ASSETS — 100.0%		$450,860,363

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 31.9%
A.O. Smith Corp.	640,892	$30,884,585
Armstrong World Industries, Inc. (a)(b)	911,845	27,519,482
Lennox International, Inc.	721,658	29,999,323
Masco Corp.	2,552,885	27,469,043
Owens Corning, Inc. (a)(b)	971,204	29,048,712
Quanex Building Products Corp.	1,539,930	26,625,390
Simpson Manufacturing Co., Inc. (a)	1,129,436	27,727,654
USG Corp. (a)(b)	1,984,506	23,972,832

		223,247,021

HOME FURNISHINGS — 12.3%
Leggett & Platt, Inc.	1,387,719	27,837,643
Mohawk Industries, Inc. (a)(b)	629,177	28,791,140
Tempur-Pedic International, Inc. (a)(b)	959,947	29,518,370

		86,147,153

HOME FURNISHING RETAIL — 15.5%
Aaron’s, Inc. (a)	1,623,082	27,706,010
Bed Bath & Beyond, Inc. (b)	710,102	26,330,582
Pier 1 Imports, Inc. (a)(b)	4,076,715	26,131,743
Williams-Sonoma, Inc. (a)	1,155,065	28,668,713

		108,837,048

HOME IMPROVEMENT RETAIL — 7.8%
Lowe’s Cos., Inc.	1,343,872	27,441,866
The Home Depot, Inc.	979,217	27,486,621

		54,928,487

HOMEBUILDING — 32.4%
D.R. Horton, Inc.	2,802,335	27,546,953
KB HOME (a)	2,430,992	26,740,912
Lennar Corp. (Class A) (a)	2,029,221	28,226,464
M.D.C. Holdings, Inc. (a)	1,094,495	29,496,641
NVR, Inc. (b)	46,733	30,611,517
Pulte Group, Inc. (a)(b)	3,304,100	27,357,948
Ryland Group, Inc. (a)	1,868,238	29,555,525
Toll Brothers, Inc. (a)(b)	1,674,708	27,398,223

		226,934,183

TOTAL COMMON STOCKS —
(Cost $836,315,099)		700,093,892

SHORT TERM INVESTMENTS — 16.1%
MONEY MARKET FUNDS — 16.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	112,277,545	112,277,545
State Street Institutional Liquid Reserves Fund (c)	396,379	396,379

TOTAL SHORT TERM INVESTMENTS —
(Cost $112,673,924)		112,673,924

TOTAL INVESTMENTS — 116.0% (e)
(Cost $948,989,023)		812,767,816
OTHER ASSETS AND LIABILITIES — (16.0)%		(111,978,076)

NET ASSETS — 100.0%		$700,789,740

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ALUMINUM — 4.0%
Alcoa, Inc. (a)	2,737,050	$27,534,723

COAL & CONSUMABLE FUELS — 23.4%
Alpha Natural Resources, Inc. (b)	862,491	29,212,570
Arch Coal, Inc.	1,400,573	27,745,351
CONSOL Energy, Inc.	799,667	26,996,758
Massey Energy Co.	997,816	27,290,268
Patriot Coal Corp. (a)(b)	1,831,138	21,515,872
Peabody Energy Corp.	781,618	30,584,712

		163,345,531

DIVERSIFIED METALS & MINING — 15.8%
Compass Minerals International, Inc. (a)	399,615	28,084,942
Freeport-McMoRan Copper & Gold, Inc.	478,877	28,315,997
Titanium Metals Corp. (b)	1,589,625	27,961,504
Walter Energy, Inc.	431,699	26,268,884

		110,631,327

GOLD — 9.0%
Newmont Mining Corp.	552,723	34,125,118
Royal Gold, Inc. (a)	601,682	28,880,736

		63,005,854

PRECIOUS METALS & MINERALS — 13.2%
Coeur d’Alene Mines Corp. (a)(b)	2,116,589	33,399,775
Hecla Mining Co. (a)(b)	5,855,511	30,565,767
Stillwater Mining Co. (a)(b)	2,444,357	28,403,428

		92,368,970

STEEL — 34.3%
AK Steel Holding Corp. (a)	2,222,515	26,492,379
Allegheny Technologies, Inc. (a)	598,524	26,448,776
Carpenter Technology Corp. (a)	797,492	26,181,662
Cliffs Natural Resources, Inc.	555,508	26,197,757
Commercial Metals Co. (a)	1,954,350	25,836,507
Nucor Corp.	729,367	27,920,169
Reliance Steel & Aluminum Co.	699,655	25,292,528
Steel Dynamics, Inc. (a)	2,177,393	28,719,814
United States Steel Corp. (a)	693,761	26,744,486

		239,834,078

TOTAL COMMON STOCKS —
(Cost $895,807,423)		696,720,483

SHORT TERM INVESTMENTS — 11.0%
MONEY MARKET FUNDS — 11.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	75,252,050	75,252,050
State Street Institutional Liquid Reserves Fund (c)	1,597,914	1,597,914

TOTAL SHORT TERM INVESTMENTS —
(Cost $76,849,964)		76,849,964

TOTAL INVESTMENTS — 110.7% (e)
(Cost $972,657,387)		773,570,447
OTHER ASSETS AND LIABILITIES — (10.7)%		(74,758,268)

NET ASSETS — 100.0%		$698,812,179

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 31.1%
Atwood Oceanics, Inc. (a)	400,318	$10,216,115
Diamond Offshore Drilling, Inc. (b)	174,289	10,839,033
Helmerich & Payne, Inc.	253,228	9,247,887
Nabors Industries, Ltd. (a)	502,737	8,858,226
Patterson-UTI Energy, Inc.	724,480	9,324,058
Pride International, Inc. (a)	438,609	9,798,525
Rowan Cos., Inc. (a)	439,544	9,643,595
Unit Corp. (a)(b)	232,705	9,445,496

		77,372,935

OIL & GAS EQUIPMENT & SERVICES — 68.8%
Baker Hughes, Inc.	249,441	10,369,262
Cameron International Corp. (a)	291,736	9,487,255
CARBO Ceramics, Inc. (b)	145,733	10,520,465
Dresser-Rand Group, Inc. (a)	306,546	9,671,526
Dril-Quip, Inc. (a)	226,020	9,949,400
Exterran Holdings, Inc. (a)(b)	408,522	10,543,953
FMC Technologies, Inc. (a)	202,241	10,650,011
Halliburton Co.	435,764	10,698,006
Lufkin Industries, Inc.	251,967	9,824,193
National-Oilwell Varco, Inc.	283,172	9,364,498
Oceaneering International, Inc. (a)	231,558	10,396,954
Oil States International, Inc. (a)	251,251	9,944,515
Schlumberger, Ltd. (b)	178,688	9,888,594
SEACOR Holdings, Inc. (a)	147,478	10,420,796
Smith International, Inc.	264,207	9,947,394
Superior Energy Services, Inc. (a)	530,932	9,912,500
Tidewater, Inc. (b)	256,640	9,937,101

		171,526,423

TOTAL COMMON STOCKS —
(Cost $288,145,186)		248,899,358

SHORT TERM INVESTMENTS — 11.1%
MONEY MARKET FUNDS — 11.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	27,354,745	27,354,745
State Street Institutional Liquid Reserves Fund (c)	240,252	240,252

TOTAL SHORT TERM INVESTMENTS —
(Cost $27,594,997)		27,594,997

TOTAL INVESTMENTS — 111.0% (e)
(Cost $315,740,183)		276,494,355
OTHER ASSETS AND LIABILITIES — (11.0)%		(27,349,520)

NET ASSETS — 100.0%		$249,144,835

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 12.2%
Chevron Corp.	241,117	$16,362,200
ConocoPhillips	333,736	16,383,100
Exxon Mobil Corp.	288,639	16,472,628
Occidental Petroleum Corp.	209,986	16,200,420

		65,418,348

OIL & GAS EXPLORATION & PRODUCTION — 66.9%
Anadarko Petroleum Corp.	427,174	15,416,710
Apache Corp.	190,619	16,048,214
Atlas Energy, Inc. (a)(b)	551,079	14,917,709
Cabot Oil & Gas Corp. (a)	482,348	15,107,139
Chesapeake Energy Corp.	724,534	15,178,987
Cimarex Energy Co.	225,427	16,136,065
Concho Resources, Inc. (a)(b)	303,373	16,785,628
Denbury Resources, Inc. (b)	1,055,162	15,447,572
Devon Energy Corp.	261,940	15,957,385
EOG Resources, Inc.	162,538	15,988,863
EXCO Resources, Inc. (a)	974,574	14,238,526
Forest Oil Corp. (b)	570,181	15,600,152
Mariner Energy, Inc. (a)(b)	796,344	17,105,469
Newfield Exploration Co. (b)	328,203	16,035,999
Noble Energy, Inc.	279,064	16,835,931
Petrohawk Energy Corp. (b)	857,080	14,544,648
Pioneer Natural Resources Co. (a)	254,632	15,137,872
Plains Exploration & Production Co. (b)	740,184	15,255,192
Range Resources Corp. (a)	359,540	14,435,531
SM Energy Co.	383,208	15,389,633
Southwestern Energy Co. (b)	406,533	15,708,435
Ultra Petroleum Corp. (b)	361,577	15,999,782
Whiting Petroleum Corp. (a)(b)	201,282	15,784,534

		359,055,976

OIL & GAS REFINING & MARKETING — 20.8%
Frontier Oil Corp. (a)	1,301,226	17,501,490
Holly Corp. (a)	694,647	18,463,717
Sunoco, Inc. (a)	581,375	20,214,409
Tesoro Corp. (a)	1,570,252	18,324,841
Valero Energy Corp.	1,034,980	18,608,940
World Fuel Services Corp. (a)	713,518	18,508,657

		111,622,054

TOTAL COMMON STOCKS —
(Cost $640,868,843)		536,096,378

SHORT TERM INVESTMENTS — 9.1%
MONEY MARKET FUNDS — 9.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	48,293,877	48,293,877
State Street Institutional Liquid Reserves Fund (c)	348,701	348,701

TOTAL SHORT TERM INVESTMENTS —
(Cost $48,642,578)		48,642,578

TOTAL INVESTMENTS — 109.0% (e)
(Cost $689,511,421)		584,738,956
OTHER ASSETS AND LIABILITIES — (9.0)%		(48,234,601)

NET ASSETS — 100.0%		$536,504,355

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Abbott Laboratories	134,844	$6,308,002
Allergan, Inc.	106,345	6,195,660
Auxilium Pharmaceuticals, Inc. (a)(b)	242,555	5,700,043
Bristol-Myers Squibb Co.	253,775	6,329,149
Eli Lilly & Co.	189,032	6,332,572
Endo Pharmaceuticals Holdings, Inc. (a)(b)	294,524	6,426,514
Forest Laboratories, Inc. (a)(b)	246,118	6,751,017
Impax Laboratories, Inc. (a)(b)	305,847	5,829,444
Johnson & Johnson	108,872	6,429,980
King Pharmaceuticals, Inc. (b)	797,577	6,053,609
Medicis Pharmaceutical Corp. (Class A) (a)	275,764	6,033,716
Merck & Co., Inc.	182,576	6,384,683
Mylan, Inc. (a)(b)	347,416	5,919,969
Nektar Therapeutics (a)(b)	501,153	6,063,951
Par Pharmaceutical Cos., Inc. (b)	244,324	6,342,651
Perrigo Co. (a)	106,253	6,276,365
Pfizer, Inc.	411,686	5,870,642
Questcor Pharmaceuticals, Inc. (a)(b)	624,597	6,377,135
Salix Pharmaceuticals, Ltd. (a)(b)	176,846	6,902,299
Valeant Pharmaceuticals International (a)(b)	138,032	7,217,693
ViroPharma, Inc. (a)(b)	546,322	6,124,270
VIVUS, Inc. (a)(b)	520,415	4,995,984
Watson Pharmaceuticals, Inc. (b)	149,162	6,051,502

TOTAL COMMON STOCKS —
(Cost $137,875,247)		142,916,850

SHORT TERM INVESTMENTS — 21.2%
MONEY MARKET FUNDS — 21.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	30,386,719	30,386,719
State Street Institutional Liquid Reserves Fund (c)	16,857	16,857

TOTAL SHORT TERM INVESTMENTS —
(Cost $30,403,576)		30,403,576

TOTAL INVESTMENTS — 121.1% (e)
(Cost $168,278,823)		173,320,426
OTHER ASSETS AND LIABILITIES — (21.1)%		(30,256,729)

NET ASSETS — 100.0%		$143,063,697

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPAREL RETAIL — 31.7%
Abercrombie & Fitch Co. (Class A) (a)	327,288	$10,044,469
Aeropostale, Inc. (a)(b)	386,877	11,080,157
American Eagle Outfitters, Inc.	888,574	10,440,744
AnnTaylor Stores Corp. (a)(b)	557,704	9,073,844
Chico’s FAS, Inc.	1,027,229	10,149,022
Collective Brands, Inc. (a)(b)	611,826	9,666,851
Foot Locker, Inc.	823,230	10,389,163
Guess ?, Inc.	336,936	10,525,881
Gymboree Corp. (a)(b)	262,761	11,222,522
J. Crew Group, Inc. (a)(b)	275,144	10,128,051
Jos. A. Bank Clothiers, Inc. (a)(b)	195,561	10,558,338
Limited Brands, Inc.	469,744	10,367,250
Ross Stores, Inc. (a)	205,540	10,953,227
The Children’s Place Retail Stores, Inc. (a)(b)	241,723	10,640,646
The Dress Barn, Inc. (a)(b)	445,233	10,600,998
The Finish Line, Inc. (Class A)	768,492	10,705,094
The Gap, Inc.	535,699	10,424,702
The Men’s Wearhouse, Inc. (a)	534,508	9,813,567
The Talbots, Inc. (b)	961,719	9,915,323
TJX Cos., Inc.	255,835	10,732,278
Urban Outfitters, Inc. (a)(b)	317,338	10,913,254

		218,345,381

AUTOMOTIVE RETAIL — 11.6%
Advance Auto Parts, Inc.	233,225	11,703,231
AutoNation, Inc. (a)(b)	552,294	10,769,733
AutoZone, Inc. (b)	62,229	12,023,887
CarMax, Inc. (a)(b)	587,848	11,698,175
Group 1 Automotive, Inc. (a)(b)	431,344	10,149,524
Monro Muffler Brake, Inc. (a)	309,899	12,250,308
O’Reilly Automotive, Inc. (a)(b)	236,518	11,248,796

		79,843,654

CATALOG RETAIL — 1.6%
HSN, Inc. (a)(b)	449,118	10,778,832

COMPUTER & ELECTRONICS RETAIL — 5.9%
Best Buy Co., Inc.	285,963	9,682,707
GameStop Corp. (Class A) (a)(b)	543,927	10,220,388
RadioShack Corp. (a)	520,582	10,156,555
Rent-A-Center, Inc. (b)	513,287	10,399,195

		40,458,845

DEPARTMENT STORES — 7.3%
J.C. Penney Co., Inc. (a)	453,305	9,736,991
Kohl’s Corp. (b)	228,034	10,831,615
Macy’s, Inc.	554,625	9,927,787
Nordstrom, Inc.	311,198	10,017,464
Sears Holdings Corp. (a)(b)	149,967	9,695,367

		50,209,224

DRUG RETAIL — 3.1%
CVS Caremark Corp.	367,196	10,766,187
Walgreen Co.	399,618	10,669,800

		21,435,987

FOOD RETAIL — 8.0%
Casey’s General Stores, Inc.	332,722	11,611,998
Safeway, Inc.	565,450	11,116,747
SUPERVALU, Inc. (a)	962,499	10,433,489
The Kroger Co.	589,351	11,604,321
Whole Foods Market, Inc. (a)(b)	299,146	10,775,239

		55,541,794

GENERAL MERCHANDISE STORES — 6.5%
Big Lots, Inc. (b)	350,119	11,235,319
Dollar Tree Stores, Inc. (b)	280,173	11,663,581
Family Dollar Stores, Inc.	305,385	11,509,961
Target Corp.	219,521	10,793,847

		45,202,708

HYPERMARKETS & SUPER CENTERS — 3.2%
Costco Wholesale Corp.	204,821	11,230,336
Wal-Mart Stores, Inc.	231,574	11,131,762

		22,362,098

INTERNET RETAIL — 6.3%
Amazon.com, Inc. (b)	95,795	10,466,562
Expedia, Inc.	573,303	10,766,630
Netflix, Inc. (b)	97,684	10,613,367
Priceline.com, Inc. (b)	64,100	11,316,214

		43,162,773

SPECIALTY STORES — 14.7%
Barnes & Noble, Inc. (a)	655,241	8,452,609
Dick’s Sporting Goods, Inc. (b)	424,383	10,562,893
Jo-Ann Stores, Inc. (a)(b)	272,457	10,219,862
Office Depot, Inc. (b)	2,181,826	8,814,577
OfficeMax, Inc. (b)	712,677	9,307,562
PetSmart, Inc.	361,919	10,919,096
Sally Beauty Holdings, Inc. (b)	1,431,574	11,738,907
Staples, Inc.	542,179	10,328,510
Tiffany & Co. (a)	270,142	10,241,083
Tractor Supply Co.	177,090	10,797,177

		101,382,276

TOTAL COMMON STOCKS —
(Cost $770,159,997)		688,723,572

SHORT TERM INVESTMENTS — 9.9%
MONEY MARKET FUNDS — 9.9%
State Street Navigator Security Lending Prime Portfolio (c)(d)	67,696,465	67,696,465
State Street Institutional Liquid Reserves Fund (c)	913,959	913,959

TOTAL SHORT TERM INVESTMENTS —
(Cost $68,610,424)		68,610,424

TOTAL INVESTMENTS — 109.8% (e)
(Cost $838,770,421)		757,333,996
OTHER ASSETS AND LIABILITIES — (9.8)%		(67,577,444)

NET ASSETS — 100.0%		$689,756,552

See accompanying notes to financial statements.

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	543,044	$3,975,082
Altera Corp. (b)	180,817	4,486,070
Analog Devices, Inc.	151,802	4,229,204
Atheros Communications, Inc. (a)	140,245	3,862,347
Atmel Corp. (a)	885,390	4,249,872
Broadcom Corp. (Class A)	130,203	4,292,793
Cree, Inc. (a)(b)	68,616	4,119,018
Cypress Semiconductor Corp. (a)(b)	409,392	4,110,296
Intel Corp.	213,555	4,153,645
International Rectifier Corp. (a)	216,630	4,031,484
Intersil Corp. (Class A)	332,509	4,026,684
Linear Technology Corp. (b)	158,596	4,410,555
LSI Corp. (a)	866,259	3,984,791
Maxim Integrated Products, Inc. (b)	251,684	4,210,673
Microchip Technology, Inc. (b)	155,997	4,327,357
Micron Technology, Inc. (a)(b)	493,807	4,192,421
National Semiconductor Corp.	310,274	4,176,288
NVIDIA Corp. (a)	379,785	3,877,605
ON Semiconductor Corp. (a)	650,303	4,148,933
PMC-Sierra, Inc. (a)	567,498	4,267,585
Rambus, Inc. (a)	237,288	4,157,286
Silicon Laboratories, Inc. (a)(b)	100,487	4,075,753
Skyworks Solutions, Inc. (a)	270,382	4,539,714
Texas Instruments, Inc.	180,367	4,198,944
Xilinx, Inc. (b)	175,874	4,442,577

TOTAL COMMON STOCKS —
(Cost $120,139,339)		104,546,977

SHORT TERM INVESTMENTS — 14.1%
MONEY MARKET FUNDS — 14.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	14,605,362	14,605,362
State Street Institutional Liquid Reserves Fund (c)	119,723	119,723

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,725,085)		14,725,085

TOTAL INVESTMENTS — 114.0% (e)
(Cost $134,864,424)		119,272,062
OTHER ASSETS AND LIABILITIES — (14.0)%		(14,609,876)

NET ASSETS — 100.0%		$104,662,186

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 input. (Note 2)

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

PREFERRED STOCKS — 99.7%
CAPITAL MARKETS — 7.9%
Morgan Stanley Capital Trust III, 6.25%	22,974	$497,157
Morgan Stanley Capital Trust IV, 6.25% (a)	16,158	344,488
Morgan Stanley Capital Trust V, 5.75% (a)	13,102	262,433
Morgan Stanley Capital Trust VI, 6.60% (a)	22,472	507,642
Morgan Stanley Capital Trust VII, 6.60%	28,746	627,813
Morgan Stanley Capital Trust VIII, 6.45% (a)	21,487	459,822
Morgan Stanley Series A, 4.00% (a)(b)	28,746	498,743
The Bank of New York Capital V Series F, 5.95%	10,466	263,220
The Goldman Sachs Group, Inc. Series A, 3.75% (b)	22,483	403,570
The Goldman Sachs Group, Inc. Series B, 6.20%	24,014	560,727
The Goldman Sachs Group, Inc. Series D, 4.00% (a)(b)	40,497	730,161

		5,155,776

COMMERCIAL BANKS — 36.4%
BAC Capital Trust I, 7.00%	17,116	383,398
BAC Capital Trust II, 7.00% (a)	26,797	601,325
BAC Capital Trust III, 7.00%	14,888	333,193
BAC Capital Trust IV, 5.88% (a)	11,245	222,763
BAC Capital Trust V, 6.00%	15,403	306,828
BAC Capital Trust VIII, 6.00%	14,943	300,205
BAC Capital Trust X Series B, 6.25% (a)	26,797	549,874
BAC Capital Trust XII, 6.88%	25,676	566,926
Bank One Capital Trust VI, 7.20%	15,729	399,359
Barclays Bank PLC Series 2, 6.63%	17,762	361,279
Barclays Bank PLC Series 3, 7.10% (a)	32,624	718,707
Barclays Bank PLC Series 4, 7.75%	27,236	638,139
Barclays Bank PLC Series 5, 8.13% (a)	62,854	1,539,923
BB&T Capital Trust V, 8.95% (b)	13,500	361,530
BB&T Capital Trust VI, 9.60% (a)	17,218	468,674
BB&T Capital Trust VII, 8.10% (a)	10,466	272,430
Fifth Third Capital Trust V, 7.25% (b)	17,218	388,955
Fifth Third Capital Trust VI, 7.25% (a)(b)	25,882	585,451
Fifth Third Capital Trust VII, 8.88% (b)	12,008	306,804
Fleet Capital Trust VIII, 7.20% (a)	15,996	365,509
HSBC Holdings PLC, 8.13% (a)	50,575	1,284,605
HSBC Holdings PLC, Series A, 6.20% (a)	33,330	714,928
KeyCorp Capital IX, 6.75% (a)	9,875	216,065
KeyCorp Capital X, 8.00%	17,009	414,339
M&T Capital Trust IV, 8.50%	10,466	281,117
National City Capital Trust II, 6.63% (a)	22,533	523,667
National City Capital Trust III, 6.63%	14,989	340,850
National City Capital Trust IV, 8.00%	15,511	391,498
PNC Capital Trust D, 6.13%	9,030	211,302
PNC Capital Trust E, 7.75% (a)	13,451	347,305
Santander Finance Preferred SA Unipersonal, 10.50%	24,769	660,342
Suntrust Cap IX, 7.88% (a)	20,590	518,456
UBS Preferred Funding Trust IV Series D, 0.95% (b)	8,995	139,243
US Bancorp Capital VI, 5.75% (a)	8,219	183,448
US Bancorp Capital VII, 5.88%	8,995	204,007
US Bancorp Capital VIII Series 1, 6.35% (a)	11,235	265,146
US Bancorp Capital X, 6.50%	14,952	366,174
US Bancorp Capital XI, 6.60%	22,973	563,987
US Bancorp Capital XII, 6.30% (a)	16,026	379,496
US Bancorp Series B, 3.50% (a)(b)	29,971	602,417
US Bancorp Series D, 7.88% (a)	14,991	413,902
Wachovia Capital Trust IV, 6.38% (a)	26,247	603,943
Wachovia Capital Trust IX, 6.38% (a)	24,014	552,562
Wachovia Capital Trust X, 7.85%	25,131	642,348
Wells Fargo & Co. Series J, 8.00% (a)	36,549	946,254
Wells Fargo Capital IX, 5.63% (a)	8,475	185,602
Wells Fargo Capital Trust IV, 7.00% (a)	22,128	548,111
Wells Fargo Capital VII, 5.85% (a)	8,475	194,332
Wells Fargo Capital XI, 6.25% (a)	16,983	395,704
Wells Fargo Capital XII, 7.88%	26,758	686,343
Wells Fargo Capital XIV, 8.63%	11,694	318,778

		23,767,543

CONSUMER FINANCE — 2.3%
Capital One Capital II, 7.50% (a)	10,312	247,179
HSBC Finance Corp., 6.36%	13,207	279,724
HSBC USA, Inc. Series F, 3.50% (b)	11,912	238,478
HSBC USA, Inc. Series G, 4.00% (b)	8,568	168,790
HSBC USA, Inc. Series H, 6.50% (a)	8,568	206,660
MBNA Capital D Series D, 8.13% (a)	9,030	222,409
SLM Corp., 6.00% (a)	8,995	151,476

		1,514,716

DIVERSIFIED FINANCIAL SERVICES — 25.4%
Countrywide Capital IV, 6.75%	14,979	314,559
Countrywide Capital V, 7.00%	44,814	966,638
Credit Suisse Guernsey, 7.90% (a)	45,805	1,165,737
Deutsche Bank Capital Funding Trust IX, 6.63%	24,772	527,891
Deutsche Bank Capital Funding Trust VIII, 6.38%	12,904	269,177
Deutsche Bank Capital Funding Trust X, 7.35%	17,290	389,889
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	17,179	354,575
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	42,500	990,675
Deutsche Bank Contingent Capital Trust V, 8.05% (a)	29,823	739,610
General Electric Capital Corp., 6.50%	6,448	167,970
General Electric Capital Corp., 6.00%	25,606	639,382
General Electric Capital Corp., 6.05%	15,405	386,820
General Electric Capital Corp., 5.88%	19,194	474,668

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

General Electric Capital Corp., 6.10% (a)	25,606	$639,126
General Electric Capital Corp., 6.63% (a)	25,606	650,136
General Electric Capital Corp. Series A, 6.45% (a)	12,831	327,191
HSBC Finance Corp., 6.88% (a)	6,855	167,331
HSBC Finance Corp., 6.00%	6,868	150,959
JP Morgan Chase & Co., 8.63%	20,492	545,702
JP Morgan Chase Capital X, 7.00%	11,327	284,874
JP Morgan Chase Capital XI Series K, 5.88% (a)	12,191	280,149
JP Morgan Chase Capital XII, 6.25% (a)	4,539	110,752
JP Morgan Chase Capital XIV, 6.20% (a)	6,866	166,020
JP Morgan Chase Capital XIX Series S, 6.63% (a)	6,442	155,381
JP Morgan Chase Capital XVI, 6.35%	5,649	134,333
JP Morgan Chase Capital XXIV Series X, 6.88%	8,000	201,440
JP Morgan Chase Capital XXIX, 6.70% (a)	17,061	404,516
JP Morgan Chase Capital XXVI, 8.00% (a)	20,651	545,186
JP Morgan Chase Capital XXVIII, 7.20% (a)(b)	17,102	439,863
Merrill Lynch Capital Trust I Series K, 6.45% (a)(b)	31,464	625,504
Merrill Lynch Capital Trust II, 6.45% (b)	28,480	564,189
Merrill Lynch Capital Trust III, 7.38% (a)	22,533	516,006
Merrill Lynch Capital Trust III, 7.00%	22,483	478,663
Merrill Lynch Capital Trust IV, 7.12%	12,004	261,207
Merrill Lynch Capital Trust V Series F, 7.28%	25,506	568,784
Repsol International Capital Ltd. Series A, 7.45% (a)	21,041	525,604
Tennessee Valley Authority Series A, 4.50% (a)(b)	8,175	220,398
Tennessee Valley Authority Series D, 4.73% (b)	9,866	263,817

		16,614,722

ELECTRIC UTILITIES — 4.0%
Alabama Power Co. Series B, 5.88% (a)	7,536	197,820
American Electric Power, 8.75% (a)	9,474	271,146
BGE Capital Trust II, 6.20%	7,536	184,632
FPC Capital I Series A, 7.10%	9,030	228,369
FPL Group Capital Trust I, 5.88%	9,030	227,556
FPL Group Capital, Inc. Series A, 6.60%	10,466	266,150
FPL Group Capital, Inc. Series E, 7.45%	10,466	278,291
FPL Group Capital, Inc. Series F, 8.75% (a)	11,265	323,756
Georgia Power Co. Series D, 6.38% (a)	9,030	243,720
Georgia Power Series X, 5.70% (a)	7,536	189,530
PPL Energy Supply LLC, 7.00% (a)	7,545	191,417

		2,602,387

INSURANCE — 10.5%
Aegon NV, 6.88% (a)	16,471	308,173
Aegon NV, 7.25%	31,464	619,526
Aegon NV, 6.38% (a)	29,971	526,890
Aegon NV, 6.50% (a)	14,979	263,930
Aegon NV Series 1, 4.00% (b)	7,436	128,792
American International Group, Inc., 7.70% (b)	33,048	631,217
American International Group, Inc. Series A-4, 6.45% (b)	22,483	366,023
Axis Capital Holdings Series A, 7.25% (a)	7,536	170,841
Everest RE Capital Trust II Series B, 6.20%	9,543	193,723
Lincoln National Corp., 6.75% (a)	8,219	188,626
MetLife, Inc. Series A, 4.00% (a)(b)	18,027	400,200
MetLife, Inc. Series B, 6.50%	44,963	1,045,839
PartnerRe Ltd. Series C, 6.75%	8,731	197,757
Principal Financial Group, Inc. Series B, 6.52% (a)(b)	7,536	170,389
Prudential Financial, Inc., 9.00% (a)	27,589	749,869
Prudential PLC, 6.75% (a)	7,536	174,006
Prudential PLC, 6.50% (a)	9,030	210,399
RenaissanceRe Holdings Ltd. Series C, 6.08% (a)	7,436	145,671
RenaissanceRe Holdings Ltd. Series D, 6.60% (a)	8,995	193,842
W.R. Berkley Capital Trust II, 6.75% (a)	7,536	182,522

		6,868,235

MEDIA — 4.4%
CBS Corp., 7.25% (a)	10,004	244,198
CBS Corp., 6.75% (a)	21,041	501,617
Comcast Corp., 7.00% (a)	10,312	264,400
Comcast Corp., 6.63%	17,218	420,980
Comcast Corp. Series B, 7.00% (a)	33,797	857,768
Viacom, Inc., 6.85% (a)	22,533	561,297

		2,850,260

MULTI-UTILITIES — 1.4%
Dominion Resources Inc. Series A, 8.38% (a)	20,590	572,402
Xcel Energy, Inc., 7.60% (a)	12,008	320,614

		893,016

REAL ESTATE INVESTMENT TRUSTS — 5.0%
Duke Realty Corp. Series O, 8.38% (a)	8,794	226,357
Harris Preferred Capital Corp. Series A, 7.38%	7,536	187,496
Hospitality Properties Trust Series C, 7.00%	9,464	208,681
Kimco Realty Corp. Series G, 7.75% (a)	13,749	349,637
Public Storage Series I, 7.25%	15,511	391,808
Public Storage Series K, 7.25%	12,690	321,691
Public Storage Series M, 6.63% (a)	14,260	347,373
Vornado Realty LP, 7.88%	13,749	345,375

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Vornado Realty Trust Series I, 6.63%	8,060	$172,968
Wachovia Preferred Funding Corp. Series A, 7.25%	22,533	521,414
Weingarten Realty Investors Series F, 6.50%	10,466	228,159

		3,300,959

WIRELESS TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc., 6.38% (a)	36,022	954,583
Telephone & Data Systems, 7.60% (a)	14,991	374,325
US Cellular Corp., 7.50% (a)	9,850	245,167

		1,574,075

TOTAL PREFERRED STOCKS —
(Cost $65,608,783)		65,141,689

SHORT TERM INVESTMENTS — 14.9%
MONEY MARKET FUNDS — 14.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,537,013	9,537,013
State Street Institutional Liquid Reserves Fund (c)	210,792	210,792

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,747,805)		9,747,805

TOTAL INVESTMENTS — 114.6% (e)
(Cost $75,356,588)		74,889,494
OTHER ASSETS AND LIABILITIES — (14.6)%		(9,549,621)

NET ASSETS — 100.0%		$65,339,873

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Variable rate security. The rate shown reflects the rate as of June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

(This page intentionally left blank)

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010

	SPDR Dow Jones		SPDR Dow Jones	SPDR Dow Jones		SPDR Dow Jones	SPDR Dow Jones		SPDR Dow Jones
	Total Market	SPDR Dow Jones	Large Cap	Large Cap Value	SPDR Dow Jones	Mid Cap Growth	Mid Cap Value	SPDR Dow Jones	Small Cap
	ETF	Large Cap ETF	Growth ETF	ETF	Mid Cap ETF	ETF	ETF	Small Cap ETF	Growth ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$156,425,117	$33,544,563	$166,292,322	$99,764,386	$53,527,186	$59,658,457	$20,091,697	$51,470,616	$123,658,632
Investments in securities of affiliated issuers, at value (Note 3)	10,692,203	6,077,580	7,995,194	2,756,221	15,407,736	17,461,943	5,360,194	14,258,379	28,568,076

Total Investments	167,117,320	39,622,143	174,287,516	102,520,607	68,934,922	77,120,400	25,451,891	65,728,995	152,226,708
Cash	56	2,011	327,150	341	—	—	—	—	8,424
Receivable for investments sold	—	—	—	—	—	—	—	35,051	121,650
Receivable for fund shares sold in-kind	—	—	—	—	—	—	—	3,367	—
Dividends receivable - unaffiliated issuers	208,285	46,726	96,899	194,100	53,112	21,532	37,988	49,918	27,279
Dividends receivable - affiliated issuers	3,344	915	1,577	890	3,295	3,207	1,426	3,836	10,900

TOTAL ASSETS	167,329,005	39,671,795	174,713,142	102,715,938	68,991,329	77,145,139	25,491,305	65,821,167	152,394,961

LIABILITIES
Payable upon return of securities loaned	9,918,748	5,945,846	7,399,558	2,713,149	15,395,297	17,208,494	5,322,474	14,231,812	28,390,690
Payable for investments purchased	—	—	—	—	—	—	—	8,678	30,372
Accrued advisory fee (Note 3)	27,608	6,146	28,927	16,942	10,851	13,418	4,389	9,993	27,005
Accrued trustees’ fees and expenses (Note 3)	820	213	736	415	283	526	138	297	734

TOTAL LIABILITIES	9,947,176	5,952,205	7,429,221	2,730,506	15,406,431	17,222,438	5,327,001	14,250,780	28,448,801

NET ASSETS	$157,381,829	$33,719,590	$167,283,921	$99,985,432	$53,584,898	$59,922,701	$20,164,304	$51,570,387	$123,946,160

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$186,854,345	$33,060,415	$238,124,724	$141,809,717	$57,170,266	$67,275,719	$24,598,725	$54,598,223	$150,407,464
Undistributed (distribution in excess of) net investment income	—	9,299	—	—	—	—	—	—	—
Accumulated net realized gain (loss) on investments	(15,009,018)	(1,141,835)	(46,535,844)	(24,659,823)	(2,122,943)	(6,586,848)	(3,216,920)	(83,389)	(7,620,789)
Net unrealized appreciation (depreciation) on:
Investments	(14,463,498)	1,791,711	(24,304,959)	(17,164,462)	(1,462,425)	(766,170)	(1,217,501)	(2,944,447)	(18,840,515)

NET ASSETS	$157,381,829	$33,719,590	$167,283,921	$99,985,432	$53,584,898	$59,922,701	$20,164,304	$51,570,387	$123,946,160

NET ASSET VALUE PER SHARE
Net asset value per share	$76.77	$48.17	$45.21	$54.02	$46.60	$57.07	$44.81	$51.57	$82.62

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,050,138	700,000	3,700,130	1,850,870	1,150,000	1,050,000	450,000	1,000,023	1,500,107

COST OF INVESTMENTS:
Unaffiliated issuers	$170,775,477	$31,734,895	$190,243,049	$116,928,848	$54,989,611	$60,424,627	$21,309,198	$54,415,063	$142,499,147
Affiliated issuers	10,805,341	6,095,537	8,349,426	2,756,221	15,407,736	17,461,943	5,360,194	14,258,379	28,568,076

Total cost of investments	$181,580,818	$37,830,432	$198,592,475	$119,685,069	$70,397,347	$77,886,570	$26,669,392	$68,673,442	$171,067,223

* Includes investments in securities on loan, at value	$9,586,149	$5,786,835	$7,248,374	$2,684,672	$14,868,500	$16,714,454	$5,132,936	$13,650,221	$27,278,583

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2010

	SPDR Dow Jones				SPDR KBW		SPDR KBW	SPDR KBW	SPDR Morgan
	Small Cap Value	SPDR DJ Global	SPDR Dow Jones	SPDR KBW	Capital Markets	SPDR KBW	Mortgage	Regional	Stanley
	ETF	Titans ETF	REIT ETF	Bank ETF	ETF	Insurance ETF	Finance ETF	Banking ETF	Technology ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$142,213,028	$79,489,612	$1,134,467,258	$730,845,238	$47,633,803	$163,642,805	$3,909,103	$701,041,891	$181,830,570
Investments in securities of affiliated issuers, at value (Note 3)	29,690,689	2,962,507	134,054,667	61,767,321	11,651,299	4,373,966	1,038,512	162,528,849	10,713,781

Total Investments	171,903,717	82,452,119	1,268,521,925	792,612,559	59,285,102	168,016,771	4,947,615	863,570,740	192,544,351
Cash	—	—	342	—	—	—	—	—	—
Foreign currency, at value	—	199,667	—	—	—	—	—	—	—
Receivable for fund shares sold in-kind	—	—	—	—	282	—	—	—	125
Receivable for foreign taxes recoverable	—	68,513	—	—	—	—	—	—	8,580
Dividends receivable - unaffiliated issuers	276,645	227,116	3,102,732	376,216	19,694	249,503	752	1,381,916	55,286
Dividends receivable - affiliated issuers	8,758	1,415	15,467	15,753	1,860	480	122	51,767	3,313

TOTAL ASSETS	172,189,120	82,948,830	1,271,640,466	793,004,528	59,306,938	168,266,754	4,948,489	865,004,423	192,611,655

LIABILITIES
Payable upon return of securities loaned	29,593,856	2,962,407	132,239,179	46,080,711	7,980,811	4,237,598	1,031,758	161,564,684	10,341,311
Payable for investments purchased	—	—	1,689,912	—	—	—	—	—	—
Due to custodian	—	80,560	—	—	—	—	—	—	—
Payable for fund shares repurchased in-kind	—	—	—	274	—	1,339	—	2,048	—
Accrued advisory fee (Note 3)	30,612	34,764	249,222	236,125	18,460	54,412	1,219	220,135	81,395
Accrued trustees’ fees and expenses (Note 3)	757	401	4,629	3,198	223	1,000	16	4,401	1,034

TOTAL LIABILITIES	29,625,225	3,078,132	134,182,942	46,320,308	7,999,494	4,294,349	1,032,993	161,791,268	10,423,740

NET ASSETS	$142,563,895	$79,870,698	$1,137,457,524	$746,684,220	$51,307,444	$163,972,405	$3,915,496	$703,213,155	$182,187,915

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$174,950,984	$133,485,778	$1,653,149,789	$1,435,690,886	$148,446,019	$219,329,805	$4,231,539	$1,170,915,351	$295,349,311
Undistributed (distribution in excess of) net investment income	—	(13,954)	—	206,862	—	247,605	8,255	21,230	90,464
Accumulated net realized gain (loss) on investments and foreign currency transactions	(9,790,416)	(27,703,856)	(261,514,139)	(471,929,857)	(64,374,492)	(19,454,480)	8,133	(243,545,437)	(71,224,424)
Net unrealized appreciation (depreciation) on:
Investments	(22,596,673)	(25,896,135)	(254,178,126)	(217,283,671)	(32,764,083)	(36,150,525)	(332,431)	(224,177,989)	(42,027,436)
Foreign currency	—	(1,135)	—	—	—	—	—	—	—

NET ASSETS	$142,563,895	$79,870,698	$1,137,457,524	$746,684,220	$51,307,444	$163,972,405	$3,915,496	$703,213,155	$182,187,915

NET ASSET VALUE PER SHARE
Net asset value per share	$55.88	$48.39	$51.05	$22.90	$31.10	$35.26	$39.15	$23.05	$51.32

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,551,340	1,650,583	22,281,892	32,602,118	1,650,000	4,650,000	100,000	30,502,585	3,550,108

COST OF INVESTMENTS:
Unaffiliated issuers	$164,809,701	$105,385,747	$1,388,645,384	$937,882,751	$76,664,465	$199,793,330	$4,241,534	$925,219,880	$223,858,006
Affiliated issuers	29,690,689	2,962,507	134,054,667	72,013,479	15,384,720	4,373,966	1,038,512	162,528,849	10,713,781

Total cost of investments	$194,500,390	$108,348,254	$1,522,700,051	$1,009,896,230	$92,049,185	$204,167,296	$5,280,046	$1,087,748,729	$234,571,787

Foreign currency, at cost	$—	$201,337	$—	$—	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$28,325,809	$2,888,715	$134,739,321	$44,505,890	$7,684,904	$4,044,006	$1,095,460	$153,976,169	$10,122,560

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2010

						SPDR S&P Oil &
			SPDR S&P	SPDR S&P	SPDR S&P Oil &	Gas	SPDR S&P		SPDR S&P	SPDR Wells
	SPDR S&P	SPDR S&P	Homebuilders	Metals & Mining	Gas Equipment &	Exploration &	Pharmaceuticals	SPDR S&P	Semiconductor	Fargo Preferred
	Dividend ETF	Biotech ETF	ETF	ETF	Services ETF	Production ETF	ETF	Retail ETF	ETF	Stock ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$1,944,712,440	$450,719,031	$700,093,892	$696,720,483	$248,899,358	$536,096,378	$142,916,850	$688,723,572	$104,546,977	$65,141,689
Investments in securities of affiliated issuers, at value (Note 3)	280,371,954	94,704,871	112,673,924	76,849,964	27,594,997	48,642,578	30,403,576	68,610,424	14,725,085	9,747,805

Total Investments	2,225,084,394	545,423,902	812,767,816	773,570,447	276,494,355	584,738,956	173,320,426	757,333,996	119,272,062	74,889,494
Cash	—	3,591,461	—	—	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—	—	—	—	349,878
Receivable for fund shares sold in-kind	18,419	—	—	—	54	—	4,256	2,419	—	—
Dividends receivable - unaffiliated issuers	4,458,466	—	491,727	731,336	76,454	223,171	159,839	252,455	28,044	163,531
Dividends receivable - affiliated issuers	23,600	9,983	13,693	9,103	6,266	4,513	6,636	44,813	1,985	2,168
Due from Adviser	—	—	—	—	—	—	—	11,147	—	—

TOTAL ASSETS	2,229,584,879	549,025,346	813,273,236	774,310,886	276,577,129	584,966,640	173,491,157	757,644,830	119,302,091	75,405,071

LIABILITIES
Payable upon return of securities loaned	275,284,148	94,435,725	112,277,545	75,252,050	27,354,745	48,293,877	30,386,719	67,696,465	14,605,362	9,537,013
Payable for investments purchased	4,013,237	3,591,461	—	—	—	—	—	—	—	500,435
Due to custodian	—	—	—	—	—	—	—	—	—	4,513
Payable for fund shares repurchased in-kind	—	88	313	9,667	—	3,829	—	—	—	—
Accrued advisory fee (Note 3)	564,031	135,704	201,885	231,685	75,646	161,393	40,051	187,421	33,701	23,012
Accrued trustees’ fees and expenses (Note 3)	12,097	2,005	3,753	5,305	1,903	3,186	690	4,392	842	225

TOTAL LIABILITIES	279,873,513	98,164,983	112,483,496	75,498,707	27,432,294	48,462,285	30,427,460	67,888,278	14,639,905	10,065,198

NET ASSETS	$1,949,711,366	$450,860,363	$700,789,740	$698,812,179	$249,144,835	$536,504,355	$143,063,697	$689,756,552	$104,662,186	$65,339,873

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$2,026,971,178	$649,656,173	$993,634,252	$1,193,044,242	$365,144,648	$779,979,660	$140,594,669	$807,312,391	$140,754,684	$65,830,983
Undistributed (distribution in excess of) net investment income	—	—	361,136	968,148	19,843	420,739	—	448,885	39,742	226,135
Accumulated net realized gain (loss) on investments	(101,867,632)	(140,427,963)	(156,984,441)	(296,113,271)	(76,773,828)	(139,123,579)	(2,572,575)	(36,568,299)	(20,539,878)	(250,151)
Net unrealized appreciation (depreciation) on:
Investments	24,607,820	(58,367,847)	(136,221,207)	(199,086,940)	(39,245,828)	(104,772,465)	5,041,603	(81,436,425)	(15,592,362)	(467,094)

NET ASSETS	$1,949,711,366	$450,860,363	$700,789,740	$698,812,179	$249,144,835	$536,504,355	$143,063,697	$689,756,552	$104,662,186	$65,339,873

NET ASSET VALUE PER SHARE
Net asset value per share	$45.13	$51.82	$14.32	$45.67	$25.04	$39.02	$38.66	$35.65	$41.86	$42.15

Shares outstanding (unlimited amount authorized, $0.01 par value)	43,203,658	8,700,000	48,950,016	15,300,230	9,950,000	13,750,000	3,700,135	19,350,113	2,500,000	1,550,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,920,104,620	$509,086,878	$836,315,099	$895,807,423	$288,145,186	$640,868,843	$137,875,247	$770,159,997	$120,139,339	$65,608,783
Affiliated issuers	280,371,954	94,704,871	112,673,924	76,849,964	27,594,997	48,642,578	30,403,576	68,610,424	14,725,085	9,747,805

Total cost of investments	$2,200,476,574	$603,791,749	$948,989,023	$972,657,387	$315,740,183	$689,511,421	$168,278,823	$838,770,421	$134,864,424	$75,356,588

* Includes investments in securities on loan, at value	$266,627,230	$91,011,409	$108,154,932	$77,814,547	$26,875,772	$52,608,558	$29,743,756	$65,641,603	$14,072,052	$9,317,588

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2010

	SPDR Dow	SPDR Dow	SPDR Dow	SPDR Dow	SPDR Dow	SPDR Dow	SPDR Dow	SPDR Dow	SPDR Dow
	Jones Total	Jones Large Cap	Jones Large Cap	Jones Large Cap	Jones Mid Cap	Jones Mid Cap	Jones Mid Cap	Jones Small Cap	Jones Small Cap
	Market ETF	ETF	Growth ETF	Value ETF	ETF	Growth ETF	Value ETF	ETF	Growth ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$3,446,236	$871,950	$1,856,178	$3,026,077	$727,210	$491,572	$480,642	$535,051	$537,462
Dividend income on securities of affiliated issuers (Note 3)	1,263	195	1,122	402	119	245	58	84	509
Affiliated securities lending — net (Note 3 and Note 8)	58,110	25,592	27,398	23,038	39,406	47,859	18,275	48,750	184,100
Foreign taxes withheld	(296)	(79)	—	(350)	(550)	—	(456)	(20)	—

TOTAL INVESTMENT INCOME	3,505,313	897,658	1,884,698	3,049,167	766,185	539,676	498,519	583,865	722,071

EXPENSES
Advisory fee (Note 3)	357,395	87,781	363,641	212,623	111,147	174,646	44,226	95,317	319,391
Trustees’ fees and expenses (Note 3)	5,411	1,336	5,493	3,211	1,323	2,116	527	1,129	3,846
Miscellaneous expenses	1,165	821	2,364	1,236	1,409	2,424	948	1,551	1,886

TOTAL EXPENSES	363,971	89,938	371,498	217,070	113,879	179,186	45,701	97,997	325,123

NET INVESTMENT INCOME (LOSS)	3,141,342	807,720	1,513,200	2,832,097	652,306	360,490	452,818	485,868	396,948

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	9,331,152	3,394,865	(4,585,654)	2,062,165	7,079,071	11,349,157	2,173,270	2,732,059	15,592,086
Investments in securities of affiliated issuers	8,543	4,302	(18,588)	23,929	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	13,207,884	2,484,095	27,447,481	9,522,554	673,039	1,974,258	492,172	1,842,679	7,037,084

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	22,547,579	5,883,262	22,843,239	11,608,648	7,752,110	13,323,415	2,665,442	4,574,738	22,629,170

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,688,921	$6,690,982	$24,356,439	$14,440,745	$8,404,416	$13,683,905	$3,118,260	$5,060,606	$23,026,118

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2010

	SPDR Dow	SPDR DJ			SPDR KBW		SPDR KBW	SPDR KBW	SPDR Morgan
	Jones Small Cap	Global Titans	SPDR Dow	SPDR KBW	Capital Markets	SPDR KBW	Mortgage	Regional	Stanley
	Value ETF	ETF	Jones REIT ETF	Bank ETF	ETF	Insurance ETF	Finance ETF	Banking ETF	Technology ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$2,641,082	$2,798,823	$35,225,676	$8,130,458	$798,036	$3,435,561	$114,160	$11,697,698	$2,198,389
Dividend income on securities of affiliated issuers (Note 3)	215	185	1,880	22,759	5,700	237	18	977	472
Affiliated securities lending — net (Note 3 and Note 8)	117,189	29,345	492,134	1,657,403	16,463	24,453	500	870,878	48,567
Foreign taxes withheld	(39)	(163,153)	—	—	—	—	—	—	(109,014)

TOTAL INVESTMENT INCOME	2,758,447	2,665,200	35,719,690	9,810,620	820,199	3,460,251	114,678	12,569,553	2,138,414

EXPENSES
Advisory fee (Note 3)	271,075	450,653	2,793,578	2,994,116	301,361	657,522	18,316	2,122,073	1,155,980
Trustees’ fees and expenses (Note 3)	3,196	2,730	33,510	25,843	2,639	5,662	160	17,985	7,035
Miscellaneous expenses	2,673	—	69	378	—	—	—	2	1

TOTAL EXPENSES	276,944	453,383	2,827,157	3,020,337	304,000	663,184	18,476	2,140,060	1,163,016

NET INVESTMENT INCOME (LOSS)	2,481,503	2,211,817	32,892,533	6,790,283	516,199	2,797,067	96,202	10,429,493	975,398

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	5,826,593	(1,022,394)	16,930,091	(102,192,438)	(1,283,036)	52,555,508	128,231	(32,547,660)	32,535,189
Investments in securities of affiliated issuers	—	—	—	(4,062,448)	(616,887)	—	—	—	—
Foreign currency transactions	—	(21,482)	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	7,387,783	1,091,477	399,282,859	291,659,717	(3,207,807)	(16,314,785)	331,479	81,837,694	(65,026)
Foreign currency transactions	—	4,365	—	—	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	13,214,376	51,966	416,212,950	185,404,831	(5,107,730)	36,240,723	459,710	49,290,034	32,470,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,695,879	$2,263,783	$449,105,483	$192,195,114	$(4,591,531)	$39,037,790	$555,912	$59,719,527	$33,445,561

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2010

			SPDR		SPDR	SPDR	SPDR		SPDR
	SPDR	SPDR	S&P	SPDR	S&P Oil & Gas	S&P Oil & Gas	S&P		S&P	SPDR Wells
	S&P Dividend	S&P Biotech	Homebuilders	S&P Metals &	Equipment &	Exploration &	Pharmaceuticals	SPDR	Semiconductor	Fargo Preferred
	ETF	ETF	ETF	Mining ETF	Services ETF	Production ETF	ETF	S&P Retail ETF	ETF	Stock ETF(1)

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$52,509,493	$942	$9,234,597	$8,938,579	$2,559,317	$4,162,510	$973,450	$7,580,499	$1,639,360	$2,420,562
Dividend income on securities of affiliated issuers (Note 3)	4,324	173	1,353	1,744	541	665	82	1,127	210	171
Affiliated securities lending — net (Note 3 and Note 8)	683,963	586,727	371,941	265,873	97,046	84,955	43,774	912,781	57,378	7,807
Foreign taxes withheld	—	—	—	—	—	—	—	—	—	(358)

TOTAL INVESTMENT INCOME	53,197,780	587,842	9,607,891	9,206,196	2,656,904	4,248,130	1,017,306	8,494,407	1,696,948	2,428,182

EXPENSES
Advisory fee (Note 3)	4,594,794	1,614,558	2,822,893	2,842,412	1,016,183	1,556,988	263,133	2,214,881	487,467	141,832
Trustees’ fees and expenses (Note 3)	38,359	13,889	24,555	24,444	8,804	13,209	2,150	19,204	4,246	557
Miscellaneous expenses	298	3,206	3	3	125	3,491	2,186	59	1	—

TOTAL EXPENSES	4,633,451	1,631,653	2,847,451	2,866,859	1,025,112	1,573,688	267,469	2,234,144	491,714	142,389

NET INVESTMENT INCOME (LOSS)	48,564,329	(1,043,811)	6,760,440	6,339,337	1,631,792	2,674,442	749,837	6,260,263	1,205,234	2,285,793

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	70,218,700	8,834,766	216,882,786	287,144,069	16,974,294	37,122,672	6,454,294	175,003,072	43,461,778	71,938
Net change in unrealized appreciation (depreciation) on:
Investments	12,185,411	(9,261,596)	(111,645,587)	(172,547,613)	572,380	(25,811,473)	2,489,870	(71,115,463)	(25,265,376)	(467,094)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	82,404,111	(426,830)	105,237,199	114,596,456	17,546,674	11,311,199	8,944,164	103,887,609	18,196,402	(395,156)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$130,968,440	$(1,470,641)	$111,997,639	$120,935,793	$19,178,466	$13,985,641	$9,694,001	$110,147,872	$19,401,636	$1,890,637

(1)	For the period September 16, 2009 (commencement of operations) to June 30, 2010.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Total Market ETF		SPDR Dow Jones Large Cap ETF		SPDR Dow Jones Large Cap Growth ETF		SPDR Dow Jones Large Cap Value ETF		SPDR Dow Jones Mid Cap ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,141,342	$3,174,300	$807,720	$507,856	$1,513,200	$2,458,527	$2,832,097	$3,442,436	$652,306	$443,343
Net realized gain (loss) on investments	9,339,695	(1,154,421)	3,399,167	(701,194)	(4,604,242)	(29,719,515)	2,086,094	(22,398,253)	7,079,071	(5,130,083)
Net change in unrealized appreciation (depreciation) on investments	13,207,884	(34,356,107)	2,484,095	379,416	27,447,481	(52,514,346)	9,522,554	(10,478,734)	673,039	(1,113,940)

Net increase (decrease) in net assets resulting from operations	25,688,921	(32,336,228)	6,690,982	186,078	24,356,439	(79,775,334)	14,440,745	(29,434,551)	8,404,416	(5,800,680)

Net equalization credits and charges	(66,559)	167,286	(21,114)	98,422	(10,438)	(127,275)	(64,900)	124,412	34,700	37,015

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,847,842)	(3,248,305)	(686,927)	(588,582)	(1,419,716)	(2,246,413)	(2,530,451)	(3,648,149)	(583,347)	(471,074)
Return of capital	—	—	—	—	(106,645)	—	—	—	—	—

Total distributions to shareholders	(2,847,842)	(3,248,305)	(686,927)	(588,582)	(1,526,361)	(2,246,413)	(2,530,451)	(3,648,149)	(583,347)	(471,074)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares sold	4,008,327	89,281,386	—	33,927,680	9,200,532	18,321,830	5,574,789	53,353,954	26,740,042	16,712,294
Net proceeds from reinvestment of shares issued	1,069	487	—	—	382	327	6,519	13,625	—	—
Cost of shares redeemed	(27,706,657)	(21,571,970)	(10,703,450)	(4,039,406)	(19,564,006)	(70,498,609)	(16,726,716)	(14,492,257)	(12,236,499)	—
Net income equalization (Note 2)	66,559	(167,286)	21,114	(98,422)	10,438	127,275	64,900	(124,412)	(34,700)	(37,015)

Net increase (decrease) in net assets from beneficial interest transactions	(23,630,702)	67,542,617	(10,682,336)	29,789,852	(10,352,654)	(52,049,177)	(11,080,508)	38,750,910	14,468,843	16,675,279

Net increase (decrease) in net assets during the year	(856,182)	32,125,370	(4,699,395)	29,485,770	12,466,986	(134,198,199)	764,886	5,792,622	22,324,612	10,440,540
Net assets at beginning of year	158,238,011	126,112,641	38,418,985	8,933,215	154,816,935	289,015,134	99,220,546	93,427,924	31,260,286	20,819,746

NET ASSETS END OF YEAR (1)	$157,381,829	$158,238,011	$33,719,590	$38,418,985	$167,283,921	$154,816,935	$99,985,432	$99,220,546	$53,584,898	$31,260,286

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	1,300,000	—	850,000	200,000	450,000	100,000	1,000,000	550,000	450,000
Shares issued to shareholders from reinvestment of distributions	14	6	—	—	9	9	127	264	—	—
Shares redeemed	(350,000)	(300,000)	(200,000)	(100,000)	(400,000)	(1,900,000)	(300,000)	(300,000)	(250,000)	—

Net increase (decrease)	(299,986)	1,000,006	(200,000)	750,000	(199,991)	(1,449,991)	(199,873)	700,264	300,000	450,000

(1) Including undistributed (distribution in excess of) net investment income	$—	$(186,444)	$9,299	$(87,266)	$—	$40,187	$—	$(183,617)	$—	$(97,275)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Dow Jones Mid Cap Growth ETF		SPDR Dow Jones Mid Cap Value ETF		SPDR Dow Jones Small Cap ETF		SPDR Dow Jones Small Cap Growth ETF		SPDR Dow Jones Small Cap Value ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$360,490	$250,908	$452,818	$332,131	$485,868	$336,842	$396,948	$665,530	$2,481,503	$2,329,091
Net realized gain (loss) on investments	11,349,157	(8,964,604)	2,173,270	(3,282,204)	2,732,059	(1,529,721)	15,592,086	(10,609,089)	5,826,593	(11,897,564)
Net change in unrealized appreciation (depreciation) on investments	1,974,258	(419,371)	492,172	404,013	1,842,679	(2,381,697)	7,037,084	(10,871,283)	7,387,783	(12,389,930)

Net increase (decrease) in net assets resulting from operations	13,683,905	(9,133,067)	3,118,260	(2,546,060)	5,060,606	(3,574,576)	23,026,118	(20,814,842)	15,695,879	(21,958,403)

Net equalization credits and charges	6,295	10,023	31,075	(23,866)	9,571	24,819	(2,933)	47,524	112,152	(27,061)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(336,733)	(254,596)	(343,535)	(319,079)	(417,233)	(327,907)	(274,192)	(683,706)	(2,166,551)	(1,928,987)
Net realized gains	—	—	—	—	—	—	—	—	—	(266,335)
Return of capital	—	—	(90,297)	—	—	—	—	—	—	—

Total distributions to shareholders	(336,733)	(254,596)	(433,832)	(319,079)	(417,233)	(327,907)	(274,192)	(683,706)	(2,166,551)	(2,195,322)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares sold	28,312,177	11,384,549	11,148,493	5,146,279	27,020,195	12,736,870	45,544,872	45,604,693	70,829,870	39,138,899
Net proceeds from reinvestment of shares issued	—	—	—	(3,525,839)	636	300	—	88	519	3,933
Cost of shares redeemed	(24,675,907)	(3,034,805)	(2,492,106)	—	(2,745,243)	—	(38,427,904)	(16,157,524)	(11,681,156)	(34,960,025)
Net income equalization (Note 2)	(6,295)	(10,023)	(31,075)	23,866	(9,571)	(24,819)	2,933	(47,524)	(112,152)	27,061

Net increase (decrease) in net assets from beneficial interest transactions	3,629,975	8,339,721	8,625,312	1,644,306	24,266,017	12,712,351	7,119,901	29,399,733	59,037,081	4,209,868

Net increase (decrease) in net assets during the year	16,983,442	(1,037,919)	11,340,815	(1,244,699)	28,918,961	8,834,687	29,868,894	7,948,709	72,678,561	(19,970,918)
Net assets at beginning of year	42,939,259	43,977,178	8,823,489	10,068,188	22,651,426	13,816,739	94,077,266	86,128,557	69,885,334	89,856,252

NET ASSETS END OF YEAR (1)	$59,922,701	$42,939,259	$20,164,304	$8,823,489	$51,570,387	$22,651,426	$123,946,160	$94,077,266	$142,563,895	$69,885,334

SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000	300,000	250,000	150,000	500,000	300,000	550,000	700,000	1,150,000	700,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	14	9	—	1	11	73
Shares redeemed	(400,000)	(50,000)	(50,000)	(100,000)	(50,000)	—	(450,000)	(250,000)	(200,000)	(650,000)

Net increase (decrease)	100,000	250,000	200,000	50,000	450,014	300,009	100,000	450,001	950,011	50,073

(1) Including undistributed (distribution in excess of) net investment income	$—	$(22,153)	$—	$(495,561)	$—	$(66,365)	$—	$(115,978)	$—	$(400,089)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR DJ Global Titans ETF		SPDR Dow Jones REIT ETF		SPDR KBW Bank ETF		SPDR KBW Capital Markets ETF		SPDR KBW Insurance ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,211,817	$3,147,125	$32,892,533	$46,799,378	$6,790,283	$36,190,164	$516,199	$1,339,451	$2,797,067	$1,945,607
Net realized gain (loss) on investments and foreign currency transactions	(1,043,876)	(20,488,317)	16,930,091	(274,749,551)	(106,254,886)	(341,300,990)	(1,899,923)	(60,588,793)	52,555,508	(48,781,149)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,095,842	(24,256,525)	399,282,859	(433,828,051)	291,659,717	(193,187,760)	(3,207,807)	17,974,335	(16,314,785)	9,231,599

Net increase (decrease) in net assets resulting from operations	2,263,783	(41,597,717)	449,105,483	(661,778,224)	192,195,114	(498,298,586)	(4,591,531)	(41,275,007)	39,037,790	(37,603,943)

Net equalization credits and charges	17,869	(176,604)	164,495	2,600,928	(176,622)	1,161,281	(17,073)	(69,089)	(101,298)	419,502

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,385,772)	(2,892,421)	(39,979,713)	(55,657,332)	(5,999,307)	(31,427,389)	(531,108)	(1,034,884)	(2,248,293)	(2,043,777)
Return of capital	—	—	—	—	—	—	(38,636)	—	—	—

Total distributions to shareholders	(2,385,772)	(2,892,421)	(39,979,713)	(55,657,332)	(5,999,307)	(31,427,389)	(569,744)	(1,034,884)	(2,248,293)	(2,043,777)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares sold	25,094,840	23,127,126	246,436,111	528,069,032	4,933,818,379	6,031,102,867	128,053,871	576,362,751	1,044,508,103	494,256,921
Net proceeds from reinvestment of shares issued	6,996	7,504	96,560	323,119	2,258	39,103	—	—	—	—
Cost of shares redeemed	(16,031,681)	(71,375,891)	(427,091,247)	(191,862,425)	(5,195,025,826)	(5,563,002,677)	(151,773,519)	(571,164,830)	(1,056,530,039)	(378,778,174)
Net income equalization (Note 2)	(17,869)	176,604	(164,495)	(2,600,928)	176,622	(1,161,281)	17,073	69,089	101,298	(419,502)

Net increase (decrease) in net assets from beneficial interest transactions	9,052,286	(48,064,657)	(180,723,071)	333,928,798	(261,028,567)	466,978,012	(23,702,575)	5,267,010	(11,920,638)	115,059,245

Net increase (decrease) in net assets during the year	8,948,166	(92,731,399)	228,567,194	(380,905,830)	(75,009,382)	(61,586,682)	(28,880,923)	(37,111,970)	24,767,561	75,831,027
Net assets at beginning of year	70,922,532	163,653,931	908,890,330	1,289,796,160	821,693,602	883,280,284	80,188,367	117,300,337	139,204,844	63,373,817

NET ASSETS END OF YEAR (1)	$79,870,698	$70,922,532	$1,137,457,524	$908,890,330	$746,684,220	$821,693,602	$51,307,444	$80,188,367	$163,972,405	$139,204,844

SHARES OF BENEFICIAL INTEREST:
Shares sold	450,000	450,000	5,150,000	11,500,000	210,200,000	273,200,000	3,550,000	17,200,000	28,700,000	17,650,000
Shares issued to shareholders from reinvestment of distributions	141	157	2,402	6,899	111	1,392	—	—	—	—
Shares redeemed	(300,000)	(1,400,000)	(9,600,000)	(4,500,000)	(223,050,000)	(258,650,000)	(4,300,000)	(17,400,000)	(29,300,000)	(13,950,000)

Net increase (decrease)	150,141	(949,843)	(4,447,598)	7,006,899	(12,849,889)	14,551,392	(750,000)	(200,000)	(600,000)	3,700,000

(1) Including undistributed (distribution in excess of) net investment income	$(13,954)	$181,483	$—	$(14,481,812)	$206,862	$(584,114)	$—	$89,192	$247,605	$(301,169)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR KBW Mortgage Finance ETF		SPDR KBW Regional Banking ETF		SPDR Morgan Stanley Technology ETF		SPDR S&P Dividend ETF		SPDR S&P Biotech ETF
		For the Period
	Year Ended	4/29/09*-	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$96,202	$21,918	$10,429,493	$22,153,652	$975,398	$979,357	$48,564,329	$20,602,688	$(1,043,811)	$3,877,063
Net realized gain (loss) on investments	128,231	(43,361)	(32,547,660)	(240,638,024)	32,535,189	(34,789,154)	70,218,700	(134,987,178)	8,834,766	(94,674,335)
Net change in unrealized appreciation (depreciation) on investments	331,479	(663,910)	81,837,694	(151,814,096)	(65,026)	(18,399,193)	12,185,411	77,037,794	(9,261,596)	(24,720,840)

Net increase (decrease) in net assets resulting from operations	555,912	(685,353)	59,719,527	(370,298,468)	33,445,561	(52,208,990)	130,968,440	(37,346,696)	(1,470,641)	(115,518,112)

Net equalization credits and charges	(7,981)	6,083	309,976	1,694,638	(129,676)	(10,362)	4,253,808	1,680,369	28,927	5,249

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(83,151)	(26,714)	(9,108,701)	(30,200,435)	(863,654)	(984,816)	(46,913,443)	(22,069,140)	(12,144)	(1,461,033)
Net realized gains	(20,025)	—	—	—	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—	(3,991,089)	—	—	—

Total distributions to shareholders	(103,176)	(26,714)	(9,108,701)	(30,200,435)	(863,654)	(984,816)	(50,904,532)	(22,069,140)	(12,144)	(1,461,033)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares sold	—	6,139,244	3,995,293,408	5,364,521,846	116,322,534	106,881,919	1,363,995,079	551,760,708	572,577,812	821,819,762
Net proceeds from reinvestment of shares issued	—	—	18,590	40,388	—	182	91,126	51,009	—	—
Cost of shares redeemed	(1,964,417)	—	(3,777,647,073)	(5,238,409,636)	(164,534,759)	(84,740,532)	(153,093,912)	(64,119,182)	(548,742,608)	(542,400,771)
Net income equalization (Note 2)	7,981	(6,083)	(309,976)	(1,694,638)	129,676	10,362	(4,253,808)	(1,680,369)	(28,927)	(5,249)

Net increase (decrease) in net assets from beneficial interest transactions	(1,956,436)	6,133,161	217,354,949	124,457,960	(48,082,549)	22,151,931	1,206,738,485	486,012,166	23,806,277	279,413,742

Voluntary contribution from Adviser	—	—	—	—	—	—	—	—	—	1,726,351

Net increase (decrease) in net assets during the year	(1,511,681)	5,427,177	268,275,751	(274,346,305)	(15,630,318)	(31,052,237)	1,291,056,201	428,276,699	22,352,419	164,166,197
Net assets at beginning of year	5,427,177	—	434,937,404	709,283,709	197,818,233	228,870,470	658,655,165	230,378,466	428,507,944	264,341,747

NET ASSETS END OF YEAR (1)	$3,915,496	$5,427,177	$703,213,155	$434,937,404	$182,187,915	$197,818,233	$1,949,711,366	$658,655,165	$450,860,363	$428,507,944

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	150,000	172,500,000	189,700,000	1,950,000	2,550,000	29,050,000	13,950,000	10,200,000	14,200,000
Shares issued in connection with stock splits	—	—	—	—	—	—	—	1,325	—	—
Shares issued to shareholders from reinvestment of distributions	—	—	930	1,519	—	4	2,202	(1,800,000)	—	—
Shares redeemed	(50,000)	—	(165,750,000)	(192,650,000)	(2,800,000)	(2,300,000)	(3,200,000)	—	(9,950,000)	(10,350,000)

Net increase (decrease)	(50,000)	150,000	6,750,930	(2,948,481)	(850,000)	250,004	25,852,202	12,151,325	250,000	3,850,000

(1) Including undistributed (distribution in excess of) net investment income	$8,255	$(4,796)	$21,230	$(1,299,562)	$90,464	$(21,280)	$—	$(1,650,886)	$—	$12,140

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Homebuilders ETF		SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,760,440	$10,266,268	$6,339,337	$4,979,970	$1,631,792	$1,132,208	$2,674,442	$2,132,239	$749,837	$533,912
Net realized gain (loss) on investments	216,882,786	(459,491,919)	287,144,069	(261,610,132)	16,974,294	(55,640,576)	37,122,672	(132,834,713)	6,454,294	(3,493,487)
Net change in unrealized appreciation (depreciation) on investments	(111,645,587)	143,673,510	(172,547,613)	(66,817,314)	572,380	(88,887,400)	(25,811,473)	(83,900,106)	2,489,870	2,830,730

Net increase (decrease) in net assets resulting from operations	111,997,639	(305,552,141)	120,935,793	(323,447,476)	19,178,466	(143,395,768)	13,985,641	(214,602,580)	9,694,001	(128,845)

Net equalization credits and charges	(345,244)	618,208	(348,528)	(393,942)	(50,769)	5,007	(438,986)	169,086	82,478	38,194

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,921,047)	(12,064,713)	(5,513,546)	(5,169,117)	(1,588,747)	(1,111,182)	(2,159,213)	(2,190,011)	(713,293)	(562,918)
Net realized gains	—	—	—	—	—	—	—	—	—	(65,554)

Total distributions to shareholders	(5,921,047)	(12,064,713)	(5,513,546)	(5,169,117)	(1,588,747)	(1,111,182)	(2,159,213)	(2,190,011)	(713,293)	(628,472)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares sold	3,067,445,168	2,989,402,107	3,862,984,101	2,140,363,923	190,113,399	163,432,877	4,564,766,885	2,641,583,363	111,416,544	49,204,184
Net proceeds from reinvestment of shares issued	221	—	5,409	2,648	—	—	—	—	35	31
Cost of shares redeemed	(3,028,842,790)	(2,651,227,691)	(3,882,022,370)	(2,028,519,747)	(157,659,209)	(99,773,052)	(4,320,371,018)	(2,456,461,127)	(17,832,231)	(17,276,711)
Net income equalization (Note 2)	345,244	(618,208)	348,528	(393,942)	50,769	(5,007)	438,986	(169,086)	(82,478)	(38,194)

Net increase (decrease) in net assets from beneficial interest transactions	38,947,843	337,556,208	(18,684,332)	111,452,882	32,504,959	63,654,818	244,834,853	184,953,150	93,501,870	31,889,310

Net increase (decrease) in net assets during the year	144,679,191	20,557,562	96,389,387	(216,769,769)	50,043,909	(80,847,125)	256,222,295	(31,670,355)	102,565,056	31,170,187
Net assets at beginning of year	556,110,549	535,552,987	602,422,792	819,192,561	199,100,926	279,948,051	280,282,060	311,952,415	40,498,641	9,328,454

NET ASSETS END OF YEAR (1)	$700,789,740	$556,110,549	$698,812,179	$602,422,792	$249,144,835	$199,100,926	$536,504,355	$280,282,060	$143,063,697	$40,498,641

SHARES OF BENEFICIAL INTEREST:
Shares sold	193,850,000	221,600,000	77,250,000	51,650,000	6,450,000	7,300,000	111,500,000	75,050,000	2,800,000	1,700,000
Shares issued to shareholders from reinvestment of distributions	16	(206,750,000)	133	92	—	—	—	—	1	1
Shares redeemed	(192,150,000)	—	(78,200,000)	(44,100,000)	(5,650,000)	(3,650,000)	(106,600,000)	(70,650,000)	(450,000)	(650,000)

Net increase (decrease)	1,700,016	14,850,000	(949,867)	7,550,092	800,000	3,650,000	4,900,000	4,400,000	2,350,001	1,050,001

(1) Including undistributed (distribution in excess of) net investment income	$361,136	$(478,257)	$968,148	$142,357	$19,843	$(23,202)	$420,739	$(94,490)	$—	$(36,724)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF		SPDR Wells Fargo Preferred Stock ETF
					For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	9/16/09*-
	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,260,263	$5,278,654	$1,205,234	$429,964	$2,285,793
Net realized gain (loss) on investments	175,003,072	(216,930,922)	43,461,778	(16,661,344)	71,938
Net change in unrealized appreciation (depreciation) on investments	(71,115,463)	21,099,340	(25,265,376)	23,342,847	(467,094)

Net increase (decrease) in net assets resulting from operations	110,147,872	(190,552,928)	19,401,636	7,111,467	1,890,637

Net equalization credits and charges	(2,674,867)	(95,155)	(53,708)	29,997	598,090

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,578,313)	(5,623,569)	(1,127,385)	(433,928)	(2,103,581)

Total distributions to shareholders	(3,578,313)	(5,623,569)	(1,127,385)	(433,928)	(2,103,581)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares sold	18,322,495,681	11,839,508,553	200,625,597	124,086,754	82,648,878
Net proceeds from reinvestment of shares issued	1,737	1,282	—	—	—
Cost of shares redeemed	(18,757,328,795)	(10,888,760,286)	(217,520,040)	(67,019,898)	(17,096,061)
Net income equalization (Note 2)	2,674,867	95,155	53,708	(29,997)	(598,090)

Net increase (decrease) in net assets from beneficial interest transactions	(432,156,510)	950,844,704	(16,840,735)	(57,036,859)	64,954,727

Voluntary contribution from Adviser	11,147	53,830	—	—	—

Net increase (decrease) in net assets during the year	(328,250,671)	754,626,882	1,379,808	63,744,395	65,339,873
Net assets at beginning of year	1,018,007,223	263,380,341	103,282,378	39,537,983	—

NET ASSETS END OF YEAR (1)	$689,756,552	$1,018,007,223	$104,662,186	$103,282,378	$65,339,873

SHARES OF BENEFICIAL INTEREST:
Shares sold	504,550,000	470,050,000	4,450,000	4,150,000	1,950,000
Shares issued to shareholders from reinvestment of distributions	58	53	—	—	—
Shares redeemed	(521,950,000)	(442,300,000)	(5,000,000)	(2,050,000)	(400,000)

Net increase (decrease)	(17,399,942)	27,750,053	(550,000)	2,100,000	1,550,000

(1) Including undistributed (distribution in excess of) net investment income	$448,885	$127,439	$39,742	$(38,107)	$226,135

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Total Market ETF					SPDR Dow Jones Large Cap ETF							SPDR Dow Jones Large Cap Growth ETF
											For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	11/8/05*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06	6/30/10	6/30/09	6/30/08		6/30/07	6/30/06		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06

Net asset value, beginning of period	$67.33	$93.41	$108.50	$91.82	$85.26	$42.69	$59.55	$68.91		$58.17	$56.03		$39.70	$54.02	$57.36	$49.05	$46.27

Income (loss) from investment operations:
Net investment income (loss)	1.41 (1)	1.66 (1)	1.74	1.61	1.50	0.93 (1)	1.09 (1)	1.18		1.11	0.94		0.39 (1)	0.52 (1)	0.44	0.47	0.34
Net realized and unrealized gain (loss) (2)	9.36	(26.18)	(15.07)	16.69	6.54	5.38	(17.02)	(9.26)		10.74	2.11		5.52	(14.31)	(3.33)	8.32	2.78

Total from investment operations	10.77	(24.52)	(13.33)	18.30	8.04	6.31	(15.93)	(8.08)		11.85	3.05		5.91	(13.79)	(2.89)	8.79	3.12

Net equalization credits and charges (1)	(0.03)	0.09	0.03	—	—	(0.02)	0.21	(0.00	)(3)	—	—		—	(0.03)	0.01	(0.01)	—

Distributions to shareholders from:
Net investment income	(1.30)	(1.65)	(1.79)	(1.62)	(1.48)	(0.81)	(1.14)	(1.18)		(1.11)	(0.91)		(0.37)	(0.50)	(0.46)	(0.47)	(0.34)
Net realized gains	—	—	—	—	—	—	—	(0.10)		—	—		—	—	—	—	—
Return of capital	—	—	—	—	—	—	—	—		—	—		(0.03)	—	—	—	—

Total distributions	(1.30)	(1.65)	(1.79)	(1.62)	(1.48)	(0.81)	(1.14)	(1.28)		(1.11)	(0.91)		(0.40)	(0.50)	(0.46)	(0.47)	(0.34)

Net asset value, end of period	$76.77	$67.33	$93.41	$108.50	$91.82	$48.17	$42.69	$59.55		$68.91	$58.17		$45.21	$39.70	$54.02	$57.36	$49.05

Total return(4)	15.87%	(26.18)%	(12.36)%	20.06%	9.47%	14.67%	(26.44)%	(11.84)%		20.50%	5.47%		14.83%	(25.58)%	(5.04)%	17.96%	6.75%
Net assets, end of period (in 000’s)	$157,382	$158,238	$126,113	$130,218	$96,416	$33,720	$38,419	$8,933		$10,337	$5,817		$167,284	$154,817	$289,015	$223,708	$137,353
Ratio of expenses to average net assets	0.20%	0.21%	0.20%	0.20%	0.21%	0.20%	0.23%	0.20%		0.20%	0.21	%(5)	0.20%	0.20%	0.20%	0.20%	0.21%
Ratio of net investment income (loss) to average net assets	1.76%	2.42%	1.74%	1.62%	1.62%	1.84%	2.63%	1.80%		1.69%	1.68	%(5)	0.83%	1.27%	0.81%	0.92%	0.74%
Portfolio turnover rate (6)	2%	10%	1%	2%	2%	5%	10%	7%		4%	4%		15%	32%	14%	15%	43%

*	Commencement of operations
(1)	Per share numbers have been calculated using the average shares method.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Large Cap Value ETF					SPDR Dow Jones Mid Cap ETF						SPDR Dow Jones Mid Cap Growth ETF
										For the Period							For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-		Year Ended	Year Ended	Year Ended		Year Ended	11/8/05*-
	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06(1)	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		6/30/10	6/30/09	6/30/08		6/30/07	6/30/06

Net asset value, beginning of period	$48.38	$69.18	$87.77	$73.15	$67.72	$36.78	$52.05	$62.63	$53.16	$49.18		$45.20	$62.82	$68.88		$58.22	$53.95

Income (loss) from investment operations:
Net investment income (loss)	1.51 (2)	1.93 (2)	2.37	1.99	1.80	0.69 (2)	0.74 (2)	0.65	0.78	0.41		0.30 (2)	0.33 (2)	0.28		0.51	0.11
Net realized and unrealized gain (loss) (3)	5.54	(20.78)	(18.59)	14.61	5.44	9.67	(15.32)	(7.80)	10.28	3.96		11.84	(17.64)	(5.01)		12.17	4.26

Total from investment operations	7.05	(18.85)	(16.22)	16.60	7.24	10.36	(14.58)	(7.15)	11.06	4.37		12.14	(17.31)	(4.73)		12.68	4.37

Net equalization credits and charges (2)	(0.03)	0.07	(0.09)	0.02	—	0.04	0.06	(0.01)	—	—		0.01	0.01	(0.00	)(4)	—	—

Distributions to shareholders from:
Net investment income	(1.38)	(2.02)	(2.28)	(2.00)	(1.81)	(0.58)	(0.75)	(0.72)	(0.80)	(0.39)		(0.28)	(0.32)	(0.29)		(0.52)	(0.10)
Net realized gains	—	—	—	—	—	—	—	(2.70)	(0.79)	—		—	—	(1.04)		(1.50)	—

Total distributions	(1.38)	(2.02)	(2.28)	(2.00)	(1.81)	(0.58)	(0.75)	(3.42)	(1.59)	(0.39)		(0.28)	(0.32)	(1.33)		(2.02)	(0.10)

Net asset value, end of period	$54.02	$48.38	$69.18	$87.77	$73.15	$46.60	$36.78	$52.05	$62.63	$53.16		$57.07	$45.20	$62.82		$68.88	$58.22

Total return(5)	14.39%	(27.33)%	(18.85)%	22.90%	10.80%	28.26%	(27.89)%	(11.53)%	21.11%	8.92%		26.86%	(27.51)%	(6.85)%		22.22%	8.10%
Net assets, end of period (in 000’s)	$99,985	$99,221	$93,428	$149,247	$102,432	$53,585	$31,260	$20,820	$25,054	$15,949		$59,923	$42,939	$43,977		$24,106	$20,375
Ratio of expenses to average net assets	0.20%	0.21%	0.20%	0.20%	0.21%	0.26%	0.30%	0.25%	0.25%	0.26	%(6)	0.26%	0.28%	0.25%		0.25%	0.26	%(6)
Ratio of net investment income (loss) to average net assets	2.66%	3.73%	2.80%	2.44%	2.52%	1.47%	2.02%	1.17%	1.41%	1.24	%(6)	0.52%	0.75%	0.45%		0.83%	0.30	%(6)
Portfolio turnover rate (7)	15%	36%	13%	13%	42%	31%	58%	45%	40%	25%		45%	74%	59%		55%	34%

*	Commencement of operations
(1)	All share amounts representing data prior to September 21, 2005 have been adjusted for the effect of a 2 for 1 stock split which occurred on September 21, 2005.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Mid Cap Value ETF						SPDR Dow Jones Small Cap ETF						SPDR Dow Jones Small Cap Growth ETF
					For the Period						For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-		Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		6/30/10	6/30/09	6/30/08		6/30/07	6/30/06

Net asset value, beginning of period	$35.29	$50.34	$63.10	$54.63	$50.42		$41.18	$55.27	$66.57	$58.03	$52.42		$67.19	$90.65	$104.00		$87.11	$75.96

Income (loss) from investment operations:
Net investment income (loss)	1.17 (1)	1.30 (1)	1.28	1.28	0.73		0.67 (1)	0.86 (1)	0.69	0.89	0.46		0.26 (1)	0.56 (1)	0.42		0.20	0.23
Net realized and unrealized gain (loss) (2)	9.32	(14.89)	(12.58)	9.32	4.18		10.28	(14.20)	(11.19)	9.78	5.56		15.35	(23.51)	(11.83)		16.88	11.17

Total from investment operations	10.49	(13.59)	(11.30)	10.60	4.91		10.95	(13.34)	(10.50)	10.67	6.02		15.61	(22.95)	(11.41)		17.08	11.40

Net equalization credits and charges (1)	0.08	(0.09)	(0.10)	(0.01)	—		0.01	0.06	0.04	—	—		—	0.04	(0.00	)(3)	—	—

Distributions to shareholders from:
Net investment income	(0.85)	(1.37)	(1.36)	(1.29)	(0.70)		(0.57)	(0.81)	(0.84)	(0.99)	(0.41)		(0.18)	(0.55)	(0.45)		(0.19)	(0.25)
Net realized gains	—	—	—	(0.83)	—		—	—	—	(1.14)	—		—	—	(1.49)		—	—
Return of capital	(0.20)	—	—	—	—		—	—	—	—	—		—	—	—		—	—

Total distributions	(1.05)	(1.37)	(1.36)	(2.12)	(0.70)		(0.57)	(0.81)	(0.84)	(2.13)	(0.41)		(0.18)	(0.55)	(1.94)		(0.19)	(0.25)

Net asset value, end of period	$44.81	$35.29	$50.34	$63.10	$54.63		$51.57	$41.18	$55.27	$66.57	$58.03		$82.62	$67.19	$90.65		$104.00	$87.11

Total return(4)	29.92%	(27.27)%	(18.18)%	19.68%	9.76%		26.57%	(23.98)%	(15.76)%	18.70%	11.49%		23.22%	(25.21)%	(11.01)%		19.63%	15.02%
Net assets, end of period (in 000’s)	$20,164	$8,823	$10,068	$18,929	$8,194		$51,570	$22,651	$13,817	$9,985	$26,113		$123,946	$94,077	$86,129		$88,408	$78,405
Ratio of expenses to average net assets	0.26%	0.34%	0.25%	0.25%	0.26	%(5)	0.26%	0.32%	0.25%	0.25%	0.26	%(5)	0.25%	0.26%	0.25%		0.25%	0.26%
Ratio of net investment income (loss) to average net assets	2.56%	3.52%	2.18%	2.10%	2.20	%(5)	1.27%	2.16%	1.34%	1.18%	1.35	%(5)	0.31%	0.88%	0.46%		0.22%	0.26%
Portfolio turnover rate (6)	50%	73%	51%	45%	29%		20%	28%	24%	16%	10%		34%	42%	38%		25%	84%

*	Commencement of operations
(1)	Per share numbers have been calculated using the average shares method.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Small Cap Value ETF					SPDR DJ Global Titans ETF					SPDR Dow Jones REIT ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06(1)	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06(1)

Net asset value, beginning of period	$43.64	$57.92	$75.01	$65.35	$59.03	$47.27	$66.79	$79.11	$66.98	$62.88	$34.00	$65.40	$80.93	$75.98	$65.56

Income (loss) from investment operations:
Net investment income (loss)	1.30 (2)	1.52 (2)	1.25	1.62	1.40 (2)	1.33 (2)	1.64 (2)	1.89	1.67	1.46	1.39 (2)	1.91 (2)	2.43	2.57	2.99
Net realized and unrealized gain (loss) (3)	11.96	(14.33)	(16.50)	9.76	8.21	1.21	(19.47)	(12.28)	12.11	4.08	17.37	(31.15)	(14.86)	6.27	10.88

Total from investment operations	13.26	(12.81)	(15.25)	11.38	9.61	2.54	(17.83)	(10.39)	13.78	5.54	18.76	(29.24)	(12.43)	8.84	13.87

Net equalization credits and charges (2)	0.06	(0.02)	0.01	0.02	—	0.01	(0.09)	0.03	—	—	0.01	0.11	0.16	(0.02)	—

Distributions to shareholders from:
Net investment income	(1.08)	(1.28)	(1.56)	(1.73)	(1.30)	(1.43)	(1.60)	(1.96)	(1.65)	(1.44)	(1.72)	(2.27)	(3.26)	(3.33)	(3.00)
Net realized gains	—	(0.17)	(0.29)	(0.01)	(1.99)	—	—	—	—	—	—	—	—	(0.54)	(0.45)

Total distributions	(1.08)	(1.45)	(1.85)	(1.74)	(3.29)	(1.43)	(1.60)	(1.96)	(1.65)	(1.44)	(1.72)	(2.27)	(3.26)	(3.87)	(3.45)

Net asset value, end of period	$55.88	$43.64	$57.92	$75.01	$65.35	$48.39	$47.27	$66.79	$79.11	$66.98	$51.05	$34.00	$65.40	$80.93	$75.98

Total return(4)	30.49%	(22.20)%	(20.46)%	17.64%	16.66%	5.10%	(26.89)%	(13.28)%	20.72%	8.88%	55.42%	(44.96)%	(15.41)%	11.43%	21.73%
Net assets, end of period (in 000’s)	$142,564	$69,885	$89,856	$120,090	$101,344	$79,871	$70,923	$163,654	$170,108	$77,044	$1,137,458	$908,890	$1,289,796	$1,247,893	$1,049,212
Ratio of expenses to average net assets	0.26%	0.27%	0.25%	0.25%	0.26%	0.50%	0.51%	0.50%	0.51%	0.51%	0.25%	0.25%	(0.25)%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets	2.29%	3.32%	2.12%	2.27%	2.21%	2.45%	3.20%	2.55%	2.33%	2.11%	2.94%	4.58%	2.79%	2.95%	3.57%
Portfolio turnover rate (5)	35%	38%	28%	23%	97%	6%	10%	15%	9%	9%	10%	15%	14%	16%	11%

(1)	All share amounts representing data prior to September 21, 2005 have been adjusted for the effect of a 3 for 1 stock split which occurred on September 21, 2005.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR KBW Bank ETF						SPDR KBW Capital Markets ETF						SPDR KBW Insurance ETF
					For the Period						For the Period						For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-		Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-		Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-
	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06

Net asset value, beginning of period	$18.08	$28.58	$55.44	$53.73	$50.17		$33.41	$45.12	$68.80	$56.18	$53.07		$26.52	$40.89	$59.41	$51.22	$52.12

Income (loss) from investment operations:
Net investment income (loss)	0.18 (1)	0.94 (1)	1.60	2.54	0.93		0.22 (1)	0.52 (1)	0.53 (1)	0.41	2.63		0.54 (1)	0.67 (1)	1.02 (1)	0.76	0.44
Net realized and unrealized gain (loss) (2)	4.80	(10.67)	(27.35)	1.64	3.52		(2.28)	(11.79)	(23.68)	12.60	3.09		8.67	(14.55)	(18.56)	8.17	(0.93)

Total from investment operations	4.98	(9.73)	(25.75)	4.18	4.45		(2.06)	(11.27)	(23.15)	13.01	5.72		9.21	(13.88)	(17.54)	8.93	(0.49)

Net equalization credits and charges (1)	—	0.03	0.66	0.30	—		(0.01)	(0.03)	0.10	(0.04)	—		(0.02)	0.14	0.12	(0.02)	—

Distributions to shareholders from:
Net investment income	(0.16)	(0.80)	(1.77)	(2.77)	(0.89)		(0.24)	(0.41)	(0.63)	(0.35)	(2.61)		(0.45)	(0.63)	(1.10)	(0.72)	(0.41)
Return of capital	—	—	—	—	—		(0.02)	—	—	—	—		—	—	—	—	—

Total distributions	(0.16)	(0.80)	(1.77)	(2.77)	(0.89)		(0.26)	(0.41)	(0.63)	(0.35)	(2.61)		(0.45)	(0.63)	(1.10)	(0.72)	(0.41)

Net asset value, end of period	$22.90	$18.08	$28.58	$55.44	$53.73		$31.10	$33.41	$45.12	$68.80	$56.18		$35.26	$26.52	$40.89	$59.41	$51.22

Total return(3)	27.55%	(34.54)%	(46.07)%	8.28%	8.90%		(6.28)%	(24.98)%	(33.71)%	23.14%	10.55%		34.65%	(33.69)%	(29.67)%	17.46%	(0.93)%
Net assets, end of period (in 000’s)	$746,684	$821,694	$883,280	$72,068	$147,756		$51,307	$80,188	$117,300	$86,003	$50,559		$163,972	$139,205	$63,374	$59,413	$35,855
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.36	%(4)	0.35%	0.36%	0.35%	0.35%	0.36	%(4)	0.35%	0.35%	0.35%	0.35%	0.36	%(4)
Ratio of net investment income (loss) to average net assets	0.79%	4.29%	4.46%	2.93%	3.06	%(4)	0.60%	1.65%	0.89%	0.52%	2.42	%(4)	1.49%	2.56%	1.99%	1.32%	1.27	%(4)
Portfolio turnover rate (5)	18%	51%	23%	8%	22%		9%	52%	52%	96%	11%		14%	53%	18%	6%	16%

*	Commencement of operations
(1)	Per share numbers have been calculated using the average shares method.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR KBW Mortgage Finance ETF			SPDR KBW Regional Banking ETF						SPDR Morgan Stanley Technology ETF
		For the Period						For the Period
	Year Ended	4/29/09*-		Year Ended	Year Ended	Year Ended	Year Ended	6/19/06*-		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	6/30/10	6/30/09		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		6/30/10	6/30/09		6/30/08	6/30/07		6/30/06

Net asset value, beginning of period	$36.18	$41.19		$18.31	$26.56	$45.90	$48.33	$48.02		$44.96	$55.15		$61.90	$49.11		$46.99

Income (loss) from investment operations:
Net investment income (loss)	0.78 (1)	0.15	(1)	0.40 (1)	0.94 (1)	1.43	1.84	0.02		0.23 (1)	0.23	(1)	0.15	0.05		0.03
Net realized and unrealized gain (loss) (2)	3.18	(5.02)		4.66	(8.04)	(18.58)	(2.40)	0.29		6.39	(10.18)		(6.74)	12.80		2.13

Total from investment operations	3.96	(4.87)		5.06	(7.10)	(17.15)	(0.56)	0.31		6.62	(9.95)		(6.59)	12.85		2.16

Net equalization credits and charges (1)	(0.06)	0.04		0.01	0.07	(0.60)	(0.43)	—		(0.03)	(0.00	)(3)	(0.01)	(0.00	)(3)	—

Distributions to shareholders from:
Net investment income	(0.73)	(0.18)		(0.33)	(1.22)	(1.59)	(1.44)	—		(0.23)	(0.24)		(0.15)	(0.05)		(0.03)
Net realized gains	(0.20)	—		—	—	—	—	—		—	—		—	—		—
Return of capital	—	—		—	—	—	—	—		—	—		—	(0.01)		(0.01)

Total distributions	(0.93)	(0.18)		(0.33)	(1.22)	(1.59)	(1.44)	—		(0.23)	(0.24)		(0.15)	(0.06)		(0.04)

Net asset value, end of period	$39.15	$36.18		$23.05	$18.31	$26.56	$45.90	$48.33		$51.32	$44.96		$55.15	$61.90		$49.11

Total return(4)	10.67%	(11.73)%		27.70%	(27.94)%	(39.51)%	(2.16)%	0.66%		14.62%	(17.97)%		(10.67)%	26.19%		4.60%
Net assets, end of period (in 000’s)	$3,915	$5,427		$703,213	$434,937	$709,284	$128,523	$99,076		$182,188	$197,818		$228,870	$188,811		$144,873
Ratio of expenses to average net assets	0.35%	0.35	%(5)	0.35%	0.35%	0.35%	0.36%	0.36	%(5)	0.50%	0.50%		0.50%	0.50%		0.51%
Ratio of net investment income (loss) to average net assets	1.84%	2.38	%(5)	1.72%	3.68%	4.04%	2.16%	4.01	%(5)	0.42%	0.56%		0.26%	0.09%		0.07%
Portfolio turnover rate (6)	27%	5%		23%	51%	35%	39%	0%		17%	19%		24%	22%		23%

*	Commencement of operations
(1)	Per share numbers have been calculated using the average shares method.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF						SPDR S&P Biotech ETF								SPDR S&P Homebuilders ETF
					For the Period								For the Period						For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-		Year Ended		Year Ended		Year Ended	Year Ended	1/31/06*-		Year Ended	Year Ended	Year Ended	Year Ended	1/31/06*-
	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		6/30/10		6/30/09		6/30/08	6/30/07	6/30/06		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06

Net asset value, beginning of period	$37.96	$44.30	$62.57	$55.70	$53.49		$50.71		$57.47		$50.93	$45.90	$49.67		$11.77	$16.53	$30.37	$33.86	$46.92

Income (loss) from investment operations:
Net investment income (loss)	1.71 (1)	1.97 (1)	2.19 (1)	1.75	1.12		(0.12	)(1)	0.44	(1)	0.66	0.18	(0.07)		0.13 (1)	0.24 (1)	0.36	0.28	0.07
Net realized and unrealized gain (loss) (2)	6.97	(6.47)	(17.49)	6.87	2.15		1.23		(7.23)		6.59	5.04	(3.70)		2.55	(4.72)	(13.82)	(3.49)	(13.06)

Total from investment operations	8.68	(4.50)	(15.30)	8.62	3.27		1.11		(6.79)		7.25	5.22	(3.77)		2.68	(4.48)	(13.46)	(3.21)	(12.99)

Net equalization credits and charges (1)	0.15	0.16	0.02	0.12	(0.00	)(3)	0.00	(3)	0.00	(3)	(0.02)	(0.05)	—		(0.01)	0.01	(0.06)	0.01	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(1.57)	(2.00)	(2.19)	(1.87)	(1.06)		—		(0.16)		(0.69)	(0.14)	—		(0.12)	(0.29)	(0.32)	(0.29)	(0.07)
Net realized gains	—	—	(0.80)	—	—		—		—		—	—	—		—	—	—	—	—
Return of capital	(0.09)	—	—	—	—		—		—		—	—	—		—	—	—	—	—

Total distributions	(1.66)	(2.00)	(2.99)	(1.87)	(1.06)		—		(0.16)		(0.69)	(0.14)	—		(0.12)	(0.29)	(0.32)	(0.29)	(0.07)

Voluntary contribution from Adviser	—	—	—	—	—		—		0.19		—	—	—		—	—	—	—	—

Net asset value, end of period	$45.13	$37.96	$44.30	$62.57	$55.70		$51.82		$50.71		$57.47	$50.93	$45.90		$14.32	$11.77	$16.53	$30.37	$33.86

Total return(4)	23.25%	(10.06)%	(25.05)%	15.78%	6.16%		2.20%		(11.46	)%(5)	14.15%	11.26%	(7.59)%		22.61%	(27.30)%	(44.63)%	(9.51)%	(27.70)%
Net assets, end of period (in 000’s)	$1,949,711	$658,655	$230,378	$275,319	$100,263		$450,860		$428,508		$264,342	$106,957	$29,835		$700,790	$556,111	$535,553	$331,067	$165,908
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.34%	0.30	%(6)	0.35%		0.35%		0.35%	0.35%	0.36	%(6)	0.35%	0.35%	0.35%	0.35%	0.36	%(6)
Ratio of expenses to average net assets before waivers	—%	—%	—%	0.35%	0.36	%(6)	—%		—%		—%	—%	—%		—%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	3.70%	5.10%	3.92%	3.11%	3.45	%(6)	(0.23)%		0.83%		1.48%	0.51%	(0.33	)%(6)	0.84%	1.84%	1.80%	0.64%	0.34	%(6)
Portfolio turnover rate (7)	44%	105%	48%	41%	25%		80%		78%		79%	74%	38%		48%	82%	76%	16%	19%

*	Commencement of operations
(1)	Per share numbers have been calculated using the average shares method.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (11.79)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF						SPDR S&P Oil & Gas Equipment & Services ETF										SPDR S&P Oil & Gas Exploration & Production ETF
					For the Period										For the Period							For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	6/19/06*-		Year Ended		Year Ended		Year Ended		Year Ended		6/19/06*-		Year Ended	Year Ended	Year Ended	Year Ended		6/19/06*-
	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		6/30/10		6/30/09		6/30/08		6/30/07		6/30/06		6/30/10	6/30/09	6/30/08	6/30/07		6/30/06

Net asset value, beginning of period	$37.07	$94.16	$62.63	$50.08	$43.29		$21.76		$50.90		$36.90		$31.07		$27.99		$31.67	$70.10	$45.93	$39.12		$33.80

Income (loss) from investment operations:
Net investment income (loss)	0.38 (1)	0.55 (1)	0.39	0.39	0.02		0.16	(1)	0.18	(1)	0.11		0.08		0.00	(2)	0.24 (1)	0.29 (1)	0.13	0.10		0.00	(2)
Net realized and unrealized gain (loss) (3)	8.59	(57.11)	31.54	12.55	6.77		3.27		(29.14)		14.11		5.83		3.08		7.38	(38.46)	24.16	6.81		5.32

Total from investment operations	8.97	(56.56)	31.93	12.94	6.79		3.43		(28.96)		14.22		5.91		3.08		7.62	(38.17)	24.29	6.91		5.32

Net equalization credits and charges (1)	(0.02)	0.04	—	(0.03)	—		(0.00	)(2)	(0.00	)(2)	(0.00	)(2)	(0.00	)(2)	—		(0.04)	0.02	0.02	(0.00	)(2)	—

Distributions to shareholders from:
Net investment income	(0.35)	(0.57)	(0.40)	(0.36)	—		(0.15)		(0.18)		(0.12)		(0.08)		—		(0.23)	(0.28)	(0.14)	(0.10)		—
Net realized gains	—	—	—	—	—		—		—		(0.10)		—		—		—	—	—	—		—

Total distributions	(0.35)	(0.57)	(0.40)	(0.36)	—		(0.15)		(0.18)		(0.22)		(0.08)		—		(0.23)	(0.28)	(0.14)	(0.10)		—

Net asset value, end of period	$45.67	$37.07	$94.16	$62.63	$50.08		$25.04		$21.76		$50.90		$36.90		$31.07		$39.02	$31.67	$70.10	$45.93		$39.12

Total return(4)	24.08%	(59.95)%	51.22%	25.93%	15.70%		15.71%		(56.87)%		38.61%		19.08%		10.98%		23.92%	(54.44)%	52.99%	17.68%		15.74%
Net assets, end of period (in 000’s)	$698,812	$602,423	$819,193	$203,540	$30,050		$249,145		$199,101		$279,948		$143,927		$15,535		$536,504	$280,282	$311,952	$39,041		$19,560
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.36	%(5)	0.35%		0.35%		0.36%		0.35%		0.36	%(5)	0.35%	0.35%	0.35%	0.35%		0.36	%(5)
Ratio of net investment income (loss) to average net assets	0.78%	1.43%	0.59%	0.70%	1.65	%(5)	0.56%		0.75%		0.28%		0.36%		0.17	%(5)	0.60%	0.82%	0.28%	0.23%		0.10	%(5)
Portfolio turnover rate (6)	43%	68%	59%	31%	0%		39%		42%		51%		43%		0%		33%	45%	44%	48%		0%

*	Commencement of operations
(1)	Per share numbers have been calculated using the average shares method.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

																							SPDR
																							WellsFargo
																							Preferred
	SPDR S&P Pharmaceuticals ETF						SPDR S&P Retail ETF									SPDR S&P Semiconductor ETF							Stock ETF
					For the Period									For the Period							For the Period		For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	6/19/06*-		Year Ended		Year Ended		Year Ended		Year Ended	6/19/06*-		Year Ended	Year Ended	Year Ended	Year Ended		1/31/06*-		9/16/09*-
	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		6/30/10		6/30/09		6/30/08		6/30/07	6/30/06		6/30/10	6/30/09	6/30/08	6/30/07		6/30/06		6/30/10*

Net asset value, beginning of period	$30.00	$31.08	$35.57	$31.88	$31.42		$27.70		$29.26		$43.54		$37.61	$36.72		$33.86	$41.62	$53.22	$47.29		$53.32		$40.00

Income (loss) from investment operations:
Net investment income (loss)	0.38 (1)	0.45 (1)	0.32 (1)	0.38	0.00	(2)	0.36	(1)	0.40	(1)	0.37		0.11	0.01		0.38 (1)	0.35 (1)	0.24	0.16		0.02		2.41	(1)
Net realized and unrealized gain (loss) (3)	8.56	(1.07)	(4.51)	3.80	0.46		8.30		(1.70)		(14.39)		5.93	0.88		8.01	(7.84)	(11.58)	5.93		(6.03)		0.95

Total from investment operations	8.94	(0.62)	(4.19)	4.18	0.46		8.66		(1.30)		(14.02)		6.04	0.89		8.39	(7.49)	(11.34)	6.09		(6.01)		3.36

Net equalization credits and charges (1)	0.04	0.03	0.03	—	—		(0.16)		(0.01)		(0.09)		0.02	—		(0.02)	0.02	0.01	(0.00	)(2)	—		0.63

Distributions to shareholders from:
Net investment income	(0.32)	(0.44)	(0.33)	(0.38)	—		(0.55)		(0.43)		(0.31)		(0.13)	—		(0.37)	(0.29)	(0.27)	(0.16)		(0.02)		(1.84)
Net realized gains	—	(0.05)	—	(0.11)	—		—		—		—		—	—		—	—	—	—		—		—

Total distributions	(0.32)	(0.49)	(0.33)	(0.49)	—		(0.55)		(0.43)		(0.31)		(0.13)	—		(0.37)	(0.29)	(0.27)	(0.16)		(0.02)		(1.84)

Voluntary contribution from Adviser	—	—	—	—	—		0.00	(2)	0.18		0.14		—	—		—	—	—	—		—		—

Net asset value, end of period	$38.66	$30.00	$31.08	$35.57	$31.88		$35.65		$27.70		$29.26		$43.54	$37.61		$41.86	$33.86	$41.62	$53.22		$47.29		$42.15

Total return(4)	30.00%	(1.89)%	(11.73)%	13.17%	1.46%		30.67	%(5)	(3.61	)%(5)	(32.11	)%(5)	16.12%	2.42%		24.66%	(17.88)%	(21.30)%	12.89%		(11.26)%		10.04%
Net assets, end of period (in 000’s)	$143,064	$40,499	$9,328	$8,897	$15,939		$689,757		$1,018,007		$263,380		$134,978	$20,687		$104,662	$103,282	$39,538	$106,439		$47,290		$65,340
Ratio of expenses to average net assets	0.36%	0.36%	0.35%	0.35%	0.36	%(6)	0.35%		0.35%		0.35%		0.35%	0.36	%(6)	0.35%	0.35%	0.35%	0.35%		0.36	%(6)	0.45	%(6)
Ratio of net investment income (loss) to average net assets	1.00%	1.59%	0.97%	0.95%	0.29	%(6)	0.99%		1.61%		1.40%		0.35%	0.82	%(6)	0.87%	1.12%	0.52%	0.35%		0.10	%(6)	7.25	%(6)
Portfolio turnover rate (7)	47%	80%	50%	23%	0%		26%		69%		50%		71%	0%		19%	41%	65%	52%		40%		22%

*	Commencement of operations
(1)	Per share numbers have been calculated using the average shares method.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/10, the total return would have decreased by less than 0.005%. If the Adviser had not make a voluntary contribution during the Year Ended 6/30/09, the total return would have been (3.62)%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/08, the total return would have been (32.44)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2010

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of June 30, 2010, the Trust offered forty-nine (49) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following twenty-eight (28) Funds: SPDR Dow Jones Total Market ETF, SPDR Dow Jones Large Cap ETF, SPDR Dow Jones Large Cap Growth ETF, SPDR Dow Jones Large Cap Value ETF, SPDR Dow Jones Mid Cap ETF, SPDR Dow Jones Mid Cap Growth ETF, SPDR Dow Jones Mid Cap Value ETF, SPDR Dow Jones Small Cap ETF, SPDR Dow Jones Small Cap Growth ETF, SPDR Dow Jones Small Cap Value ETF, SPDR DJ Global Titans ETF, SPDR Dow Jones REIT ETF, SPDR KBW Bank ETF, SPDR KBW Capital Markets ETF, SPDR KBW Insurance ETF, SPDR KBW Mortgage Finance ETF, SPDR KBW Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF and SPDR Wells Fargo Preferred Stock ETF. Each Fund operates as a non-diversified investment company. The other twenty-one (21) Funds are included in a separate Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, Funds will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Funds’ respective benchmark index.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective July 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. For SPDR DJ Global Titans ETF, the type of inputs used to value each security is identified in the Portfolio Summary in the Industry Breakdown table.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

The following table summarizes the inputs used in valuing the Funds’ investments, as of June 30, 2010:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs		Total

SPDR Dow Jones Total Market ETF	$167,117,320	$—	$—		$167,117,320
SPDR Dow Jones Large Cap ETF	39,622,143	—	—		39,622,143
SPDR Dow Jones Large Cap Growth ETF	174,287,516	—	—		174,287,516
SPDR Dow Jones Large Cap Value ETF	102,520,607	—	—		102,520,607
SPDR Dow Jones Mid Cap ETF	68,934,922	—	—		68,934,922
SPDR Dow Jones Mid Cap Growth ETF	77,120,400	—	—		77,120,400
SPDR Dow Jones Mid Cap Value ETF	25,451,891	—	—		25,451,891
SPDR Dow Jones Small Cap ETF	65,728,995	—	—	*	65,728,995
SPDR Dow Jones Small Cap Growth ETF	152,226,708	—	—		152,226,708
SPDR Dow Jones Small Cap Value ETF	171,903,717	—	—	*	171,903,717
SPDR DJ Global Titans ETF	82,452,119	—	—		82,452,119
SPDR Dow Jones REIT ETF	1,268,521,925	—	—		1,268,521,925
SPDR KBW Bank ETF	792,612,559	—	—		792,612,559
SPDR KBW Capital Markets ETF	59,285,102	—	—		59,285,102
SPDR KBW Insurance ETF	168,016,771	—	—		168,016,771
SPDR KBW Mortgage Finance ETF	4,947,615	—	—		4,947,615
SPDR KBW Regional Banking ETF	863,570,740	—	—		863,570,740
SPDR Morgan Stanley Technology ETF	192,544,351	—	—		192,544,351
SPDR S&P Dividend ETF	2,225,084,394	—	—		2,225,084,394
SPDR S&P Biotech ETF	545,423,902	—	—		545,423,902
SPDR S&P Homebuilders ETF	812,767,816	—	—		812,767,816
SPDR S&P Metals & Mining ETF	773,570,447	—	—		773,570,447
SPDR S&P Oil & Gas Equipment & Services ETF	276,494,355	—	—		276,494,355
SPDR S&P Oil & Gas Exploration & Production ETF	584,738,956	—	—		584,738,956
SPDR S&P Pharmaceuticals ETF	173,320,426	—	—		173,320,426
SPDR S&P Retail ETF	757,333,996	—	—		757,333,996
SPDR S&P Semiconductor ETF	119,272,062	—	—		119,272,062
SPDR Wells Fargo Preferred Stock ETF	74,889,494	—	—		74,889,494

*	Fund held level 3 securities that were valued at $0 at June 30, 2010.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2010:

Net Change in
Unrealized
			Realized					Appreciation/
			Gain (Loss)					(Depreciation)
		Accrued	and Change in					from
		Discounts	Unrealized	Net				Investments
	Balance at	(Amortized	Appreciation/	Purchases/	Net Transfers	Balance at		Still Held at
	6/30/09	Premiums)	(Depreciation)	(Sales)	in or out	6/30/10		6/30/10

SPDR Dow Jones Small Cap ETF	$2*	$—	$(2)	$ —*	$—	$—	*	$(2)
SPDR Dow Jones Small Cap Growth ETF	—*	—	—	—*	—	—		—
SPDR Dow Jones Small Cap Value ETF	23	—	(23)	—	—	—	*	(23)

*	Included in this amount are level 3 securities that were valued at $0.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Certain Funds, based on their investments, may incur a tax liability in the states where the investments have business operations. The taxes incurred will increase the total expenses of the Funds and are included in miscellaneous expenses on the Statements of Operations. Trustees fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2010 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations.

For the year ended June 30, 2010, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified
to Paid in Capital

SPDR Dow Jones Total Market ETF	$9,515,689
SPDR Dow Jones Large Cap ETF	3,451,618
SPDR Dow Jones Large Cap Growth ETF	3,368,609
SPDR Dow Jones Large Cap Value ETF	3,323,234
SPDR Dow Jones Mid Cap ETF	4,006,138
SPDR Dow Jones Mid Cap Growth ETF	7,211,497
SPDR Dow Jones Mid Cap Value ETF	722,978
SPDR Dow Jones Small Cap ETF	1,089,198
SPDR Dow Jones Small Cap Growth ETF	11,278,413
SPDR Dow Jones Small Cap Value ETF	3,007,497
SPDR DJ Global Titans ETF	1,016,607
SPDR Dow Jones REIT ETF	(4,234,916)
SPDR KBW Bank ETF	36,189,820
SPDR KBW Capital Markets ETF	2,172,590

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

Net Gain (Loss)
Reclassified
to Paid in Capital

SPDR KBW Insurance ETF	$54,726,752
SPDR KBW Mortgage Finance ETF	8,360
SPDR KBW Regional Banking ETF	50,920,766
SPDR Morgan Stanley Technology ETF	34,846,287
SPDR S&P Dividend ETF	28,924,718
SPDR S&P Biotech ETF	35,465,937
SPDR S&P Homebuilders ETF	182,435,393
SPDR S&P Metals & Mining ETF	307,822,760
SPDR S&P Oil & Gas Equipment & Services ETF	34,721,302
SPDR S&P Oil & Gas Exploration & Production ETF	58,968,282
SPDR S&P Pharmaceuticals ETF	4,898,636
SPDR S&P Retail ETF	176,612,174
SPDR S&P Semiconductor ETF	40,776,493
SPDR Wells Fargo Preferred Stock ETF	278,166

At June 30, 2010, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

	2011	2012	2013	2014	2015	2016	2017	2018

SPDR Dow Jones Total Market ETF	$(2,005,163)	$(1,348,494)	$(153,659)	$(4,842,998)	$—	$—	$(1,378,715)	$(4,870,717)
SPDR Dow Jones Large Cap ETF	—	—	—	—	—	—	(131,432)	(525,506)
SPDR Dow Jones Large Cap Growth ETF	(4,738,409)	(2,821,107)	(309,686)	(3,652,975)	—	—	(6,452,641)	(26,035,843)
SPDR Dow Jones Large Cap Value ETF	—	—	(974,429)	—	—	—	(5,372,858)	(16,424,729)
SPDR Dow Jones Mid Cap ETF	—	—	—	—	—	—	(558,343)	(1,382,689)
SPDR Dow Jones Mid Cap Growth ETF	—	—	—	—	—	—	(2,960,864)	(3,258,647)
SPDR Dow Jones Mid Cap Value ETF	—	—	—	—	—	(493,781)	(1,200,592)	(1,312,574)
SPDR Dow Jones Small Cap ETF	—	—	—	—	—	—	—	—
SPDR Dow Jones Small Cap Growth ETF	—	—	—	—	—	—	(2,152,440)	(4,620,622)
SPDR Dow Jones Small Cap Value ETF	—	—	—	—	—	—	(1,882,152)	(5,475,176)
SPDR DJ Global Titans ETF	(1,493,437)	(984,760)	—	—	(282,717)	—	(12,535,918)	(9,895,403)
SPDR Dow Jones REIT ETF	—	—	—	—	—	—	(1,122,565)	(192,486,170)
SPDR KBW Bank ETF	—	—	—	—	—	(435,385)	(118,852,502)	(300,189,040)
SPDR KBW Capital Markets ETF	—	—	—	—	—	(9,042,847)	(23,772,407)	(28,551,883)
SPDR KBW Insurance ETF	—	—	—	—	—	(514,950)	(1,401,569)	(15,750,318)
SPDR KBW Mortgage Finance ETF	—	—	—	—	—	—	—	—
SPDR KBW Regional Banking ETF	—	—	—	—	—	—	(24,075,194)	(150,464,974)
SPDR Morgan Stanley Technology ETF	(10,238,030)	(19,143,628)	(8,746,932)	(3,784,746)	(2,360,832)	(745,443)	(2,659,957)	(20,984,667)
SPDR S&P Dividend ETF	—	—	—	—	—	—	(15,532,281)	(76,092,855)
SPDR S&P Biotech ETF	—	—	—	—	(2,145,212)	(733,614)	(24,363,945)	(73,086,286)
SPDR S&P Homebuilders ETF	—	—	—	—	(4,745,039)	(8,203,751)	(24,813,335)	(116,404,014)
SPDR S&P Metals & Mining ETF	—	—	—	—	(104,652)	—	(49,841,508)	(215,129,022)
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	—	—	—	—	(1,830,538)	(54,465,863)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

	2011	2012	2013	2014	2015	2016	2017	2018

SPDR S&P Oil & Gas Exploration & Production ETF	$—	$—	$—	$—	$—	$—	(11,779,459)	(112,377,725)
SPDR S&P Pharmaceuticals ETF	—	—	—	—	—	—	—	(687,927)
SPDR S&P Retail ETF	—	—	—	—	—	(1,022,978)	(250,690)	(32,271,270)
SPDR S&P Semiconductor ETF	—	—	—	—	(1,832,423)	—	(12,113,199)	(5,691,659)
SPDR Wells Fargo Preferred Stock ETF	—	—	—	—	—	—	—	(18,976)

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal Year. The Funds incurred the following losses during the period November 1, 2009 through June 30, 2010 that are deferred for tax purposes until fiscal 2011:

Deferred Losses

SPDR Dow Jones Total Market ETF	$—
SPDR Dow Jones Large Cap ETF	(62,170)
SPDR Dow Jones Large Cap Growth ETF	(1,760,629)
SPDR Dow Jones Large Cap Value ETF	(690,400)
SPDR Dow Jones Mid Cap ETF	(32,190)
SPDR Dow Jones Mid Cap Growth ETF	—
SPDR Dow Jones Mid Cap Value ETF	(158,031)
SPDR Dow Jones Small Cap ETF	—
SPDR Dow Jones Small Cap Growth ETF	(273,155)
SPDR Dow Jones Small Cap Value ETF	(1,856,807)
SPDR DJ Global Titans ETF	(1,837,709)
SPDR Dow Jones REIT ETF	(35,292,713)
SPDR KBW Bank ETF	(51,516,245)
SPDR KBW Capital Markets ETF	(3,001,185)
SPDR KBW Insurance ETF	(1,757,037)
SPDR KBW Mortgage Finance ETF	—
SPDR KBW Regional Banking ETF	(68,173,342)
SPDR Morgan Stanley Technology ETF	(2,115,831)
SPDR S&P Dividend ETF	(1,675,218)
SPDR S&P Biotech ETF	(37,486,470)
SPDR S&P Homebuilders ETF	(2,681,743)
SPDR S&P Metals & Mining ETF	(30,996,088)
SPDR S&P Oil & Gas Equipment & Services ETF	(20,261,628)
SPDR S&P Oil & Gas Exploration & Production ETF	(13,902,574)
SPDR S&P Pharmaceuticals ETF	(1,391,411)
SPDR S&P Retail ETF	(3,021,291)
SPDR S&P Semiconductor ETF	(887,491)
SPDR Wells Fargo Preferred Stock ETF	(164,385)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

For the year ended June 30, 2010, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended June 30, 2010, was as follows:

		Long-Term	Tax Return
	Ordinary Income	Capital Gains	of Capital

SPDR Dow Jones Total Market ETF	$2,847,842	$—	$—
SPDR Dow Jones Large Cap ETF	686,927	—	—
SPDR Dow Jones Large Cap Growth ETF	1,419,716	—	106,645
SPDR Dow Jones Large Cap Value ETF	2,530,451	—	—
SPDR Dow Jones Mid Cap ETF	583,347	—	—
SPDR Dow Jones Mid Cap Growth ETF	336,733	—	—
SPDR Dow Jones Mid Cap Value ETF	343,535	—	90,297
SPDR Dow Jones Small Cap ETF	417,233	—	—
SPDR Dow Jones Small Cap Growth ETF	274,192	—	—
SPDR Dow Jones Small Cap Value ETF	2,166,551	—	—
SPDR DJ Global Titans ETF	2,385,772	—	—
SPDR Dow Jones REIT ETF	39,979,713	—	—
SPDR KBW Bank ETF	5,999,307	—	—
SPDR KBW Capital Markets ETF	531,108	—	38,636
SPDR KBW Insurance ETF	2,248,293	—	—
SPDR KBW Mortgage Finance ETF	103,176	—	—
SPDR KBW Regional Banking ETF	9,108,701	—	—
SPDR Morgan Stanley Technology ETF	863,654	—	—
SPDR S&P Dividend ETF	46,913,443	—	3,991,089
SPDR S&P Biotech ETF	12,144	—	—
SPDR S&P Homebuilders ETF	5,921,047	—	—
SPDR S&P Metals & Mining ETF	5,513,546	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	1,588,747	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	2,159,213	—	—
SPDR S&P Pharmaceuticals ETF	713,293	—	—
SPDR S&P Retail ETF	3,578,313	—	—
SPDR S&P Semiconductor ETF	1,127,385	—	—
SPDR Wells Fargo Preferred Stock ETF	2,103,581	—	—

The tax character of distributions paid during the year ended June 30, 2009, was as follows:

		Long-Term	Tax Return
	Ordinary Income	Capital Gains	of Capital

SPDR Dow Jones Total Market ETF	$3,248,305	$—	$—
SPDR Dow Jones Large Cap ETF	588,582	—	—
SPDR Dow Jones Large Cap Growth ETF	2,246,413	—	—
SPDR Dow Jones Large Cap Value ETF	3,648,149	—	—
SPDR Dow Jones Mid Cap ETF	471,074	—	—
SPDR Dow Jones Mid Cap Growth ETF	254,596	—	—
SPDR Dow Jones Mid Cap Value ETF	319,079	—	—
SPDR Dow Jones Small Cap ETF	327,907	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

		Long-Term	Tax Return
	Ordinary Income	Capital Gains	of Capital

SPDR Dow Jones Small Cap Growth ETF	$683,706	$—	$—
SPDR Dow Jones Small Cap Value ETF	1,928,987	266,335	—
SPDR DJ Global Titans ETF	2,892,421	—	—
SPDR Dow Jones REIT ETF	55,657,332	—	—
SPDR KBW Bank ETF	31,427,389	—	—
SPDR KBW Capital Markets ETF	1,034,884	—	—
SPDR KBW Insurance ETF	2,043,777	—	—
SPDR KBW Mortgage Finance ETF	26,714	—	—
SPDR KBW Regional Banking ETF	30,200,435	—	—
SPDR Morgan Stanley Technology ETF	984,816	—	—
SPDR S&P Dividend ETF	22,069,140	—	—
SPDR S&P Biotech ETF	1,461,033	—	—
SPDR S&P Homebuilders ETF	12,064,713	—	—
SPDR S&P Metals & Mining ETF	5,169,117	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	1,111,182	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	2,190,011	—	—
SPDR S&P Pharmaceuticals ETF	628,472	—	—
SPDR S&P Retail ETF	5,623,569	—	—
SPDR S&P Semiconductor ETF	433,928	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—	—

For the year ended June 30, 2010, there were no significant differences between the book basis and the tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales, the cumulative return of capital payments from REITs and the deferral of post-October losses and dividends payable.

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR Dow Jones Total Market ETF	$—	$—	$(14,872,770)
SPDR Dow Jones Large Cap ETF	9,299	—	1,368,984
SPDR Dow Jones Large Cap Growth ETF	—	—	(25,069,513)
SPDR Dow Jones Large Cap Value ETF	—	—	(18,361,869)
SPDR Dow Jones Mid Cap ETF	—	—	(1,612,146)
SPDR Dow Jones Mid Cap Growth ETF	—	—	(1,133,507)
SPDR Dow Jones Mid Cap Value ETF	—	—	(1,269,443)
SPDR Dow Jones Small Cap ETF	39,207	—	(3,067,043)
SPDR Dow Jones Small Cap Growth ETF	—	—	(19,415,087)
SPDR Dow Jones Small Cap Value ETF	—	—	(23,172,954)
SPDR DJ Global Titans ETF	—	—	(26,585,136)
SPDR Dow Jones REIT ETF	—	—	(286,790,817)
SPDR KBW Bank ETF	206,862	—	(218,220,356)
SPDR KBW Capital Markets ETF	—	—	(32,770,253)
SPDR KBW Insurance ETF	247,605	—	(36,181,131)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR KBW Mortgage Finance ETF	$8,255	$12,065	$(336,363)
SPDR KBW Regional Banking ETF	21,230	—	(225,009,916)
SPDR Morgan Stanley Technology ETF	90,464	—	(42,471,794)
SPDR S&P Dividend ETF	—	—	16,040,542
SPDR S&P Biotech ETF	—	—	(60,980,283)
SPDR S&P Homebuilders ETF	361,136	—	(136,357,766)
SPDR S&P Metals & Mining ETF	968,148	—	(199,128,941)
SPDR S&P Oil & Gas Equipment & Services ETF	19,843	—	(39,461,627)
SPDR S&P Oil & Gas Exploration & Production ETF	420,739	—	(105,836,286)
SPDR S&P Pharmaceuticals ETF	—	—	4,548,366
SPDR S&P Retail ETF	448,885	—	(81,438,495)
SPDR S&P Semiconductor ETF	39,742	—	(15,607,468)
SPDR Wells Fargo Preferred Stock ETF	500,706	—	(808,455)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Effective October 30, 2009, the Trust’s Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional shares of the Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Subsequent Events

Management has determined there are no subsequent events or transactions that would have materially impacted the Funds’ financial statements as presented.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR Dow Jones Total Market ETF	0.20%
SPDR Dow Jones Large Cap ETF	0.20
SPDR Dow Jones Large Cap Growth ETF	0.20
SPDR Dow Jones Large Cap Value ETF	0.20
SPDR Dow Jones Mid Cap ETF	0.25
SPDR Dow Jones Mid Cap Growth ETF	0.25
SPDR Dow Jones Mid Cap Value ETF	0.25
SPDR Dow Jones Small Cap ETF	0.25

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

Annual Rate

SPDR Dow Jones Small Cap Growth ETF	0.25%
SPDR Dow Jones Small Cap Value ETF	0.25
SPDR DJ Global Titans ETF	0.50
SPDR Dow Jones REIT ETF	0.25
SPDR KBW Bank ETF	0.35
SPDR KBW Capital Markets ETF	0.35
SPDR KBW Insurance ETF	0.35
SPDR KBW Mortgage Finance ETF	0.35
SPDR KBW Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.50
SPDR S&P Dividend ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR Wells Fargo Preferred Stock ETF	0.45

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

On December 18, 2009 the Adviser agreed to make a voluntary contribution of $11,147 to the SPDR S&P Retail ETF to correct for the market impact of cash held that should have been invested in securities.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Navigator”) for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the year ended June 30, 2010, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Dow Jones Total Market ETF	$10,182
SPDR Dow Jones Large Cap ETF	4,389
SPDR Dow Jones Large Cap Growth ETF	4,831
SPDR Dow Jones Large Cap Value ETF	4,063
SPDR Dow Jones Mid Cap ETF	6,859
SPDR Dow Jones Mid Cap Growth ETF	8,432
SPDR Dow Jones Mid Cap Value ETF	3,185

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

Securities Lending
Agent Fees

SPDR Dow Jones Small Cap ETF	$7,810
SPDR Dow Jones Small Cap Growth ETF	32,300
SPDR Dow Jones Small Cap Value ETF	20,424
SPDR DJ Global Titans ETF	5,179
SPDR Dow Jones REIT ETF	86,832
SPDR KBW Bank ETF	292,470
SPDR KBW Capital Markets ETF	2,906
SPDR KBW Insurance ETF	4,315
SPDR KBW Mortgage Finance ETF	86
SPDR KBW Regional Banking ETF	153,692
SPDR Morgan Stanley Technology ETF	8,570
SPDR S&P Dividend ETF	120,695
SPDR S&P Biotech ETF	103,534
SPDR S&P Homebuilders ETF	65,624
SPDR S&P Metals & Mining ETF	46,908
SPDR S&P Oil & Gas Equipment & Services ETF	17,124
SPDR S&P Oil & Gas Exploration & Production ETF	14,990
SPDR S&P Pharmaceuticals ETF	7,728
SPDR S&P Retail ETF	161,075
SPDR S&P Semiconductor ETF	10,124
SPDR Wells Fargo Preferred Stock ETF	1,371

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund, with the exception of SPDR Dow Jones Total Market ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2010 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust and SPDR Index Share Funds (“SIS Trust”) pay, in the aggregate, each Independent Trustee an annual fee of $90,000 plus $5,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $10,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SIS Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at June 30, 2010 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/09	6/30/09	Cost	Shares	Proceeds	Shares	at 6/30/10	6/30/10	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	7,122	$336,158	$38,164	868	$47,408	1,130	6,860	$232,005	$279	$8,543
SPDR Dow Jones Large Cap ETF	2,069	97,657	5,438	100	20,023	478	1,691	57,190	81	4,302
SPDR Dow Jones Large Cap Growth ETF	—	—	1,040,523	19,278	72,167	1,669	17,609	595,536	721	(18,588)
SPDR Dow Jones Large Cap Value ETF	10,424	492,013	—	—	564,452	10,424	—	—	—	23,929
SPDR KBW Bank ETF	726,963	34,312,654	102,295,718	2,301,135	114,841,138	2,584,518	443,580	15,001,875	21,799	(4,062,448)
SPDR KBW Capital Markets ETF	149,545	7,058,524	10,325,546	214,703	11,646,336	257,916	106,332	3,596,148	5,565	(616,887)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Navigator, for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund and/or Navigator at June 30, 2010 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$—	$6,753,097	6,753,097	$6,211,647	6,211,647	$541,450	$984	$—
SPDR Dow Jones Large Cap ETF	—	1,356,845	1,356,845	1,282,301	1,282,301	74,544	114	—
SPDR Dow Jones Large Cap Growth ETF	—	4,020,776	4,020,776	4,020,676	4,020,676	100	401	—
SPDR Dow Jones Large Cap Value ETF	—	4,680,617	4,680,617	4,637,545	4,637,545	43,072	402	—
SPDR Dow Jones Mid Cap ETF	—	1,731,672	1,731,672	1,719,233	1,719,233	12,439	119	—
SPDR Dow Jones Mid Cap Growth ETF	—	2,835,827	2,835,827	2,582,378	2,582,378	253,449	245	—
SPDR Dow Jones Mid Cap Value ETF	—	797,897	797,897	760,177	760,177	37,720	58	—
SPDR Dow Jones Small Cap ETF	—	1,377,786	1,377,786	1,351,219	1,351,219	26,567	84	—
SPDR Dow Jones Small Cap Growth ETF	—	5,302,315	5,302,315	5,124,929	5,124,929	177,386	509	—
SPDR Dow Jones Small Cap Value ETF	—	4,455,389	4,455,389	4,358,556	4,358,556	96,833	215	—
SPDR DJ Global Titans ETF	—	3,348,087	3,348,087	3,347,987	3,347,987	100	185	—
SPDR Dow Jones REIT ETF	—	64,693,826	64,693,826	62,878,338	62,878,338	1,815,488	1,880	—
SPDR KBW Bank ETF	—	11,103,394	11,103,394	10,418,659	10,418,659	684,735	960	—
SPDR KBW Capital Markets ETF	—	1,165,205	1,165,205	1,090,865	1,090,865	74,340	135	—
SPDR KBW Insurance ETF	—	3,580,898	3,580,898	3,444,530	3,444,530	136,368	237	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income	Gain/(Loss)

SPDR KBW Mortgage Finance ETF	$31,581	$224,650	224,650	$249,477	249,477	$6,754	$18	$—
SPDR KBW Regional Banking ETF	—	19,991,005	19,991,005	19,026,840	19,026,840	964,165	977	—
SPDR Morgan Stanley Technology ETF	—	10,084,430	10,084,430	9,711,960	9,711,960	372,470	472	—
SPDR S&P Dividend ETF	—	87,616,031	87,616,031	82,528,225	82,528,225	5,087,806	4,324	—
SPDR S&P Biotech ETF	—	5,324,541	5,324,541	5,055,395	5,055,395	269,146	173	—
SPDR S&P Homebuilders ETF	—	15,362,562	15,362,562	14,966,183	14,966,183	396,379	1,353	—
SPDR S&P Metals & Mining ETF	—	11,195,802	11,195,802	9,597,888	9,597,888	1,597,914	1,744	—
SPDR S&P Oil & Gas Equipment & Services ETF	—	3,594,639	3,594,639	3,354,387	3,354,387	240,252	541	—
SPDR S&P Oil & Gas Exploration & Production ETF	—	4,925,794	4,925,794	4,577,093	4,577,093	348,701	665	—
SPDR S&P Pharmaceuticals ETF	—	1,179,024	1,179,024	1,162,167	1,162,167	16,857	82	—
SPDR S&P Retail ETF	—	12,237,025	12,237,025	11,323,066	11,323,066	913,959	1,127	—
SPDR S&P Semiconductor ETF	—	1,713,757	1,713,757	1,594,034	1,594,034	119,723	210	—
SPDR Wells Fargo Preferred Stock ETF	—	4,057,921	4,057,921	3,847,129	3,847,129	210,792	171	—

	Value at	Purchased		Sold		Value at		Realized
Navigator	6/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$7,113,997	$74,961,308	74,961,308	$72,156,557	72,156,557	$9,918,748	$58,060	$—
SPDR Dow Jones Large Cap ETF	10,783,247	100,456,695	100,456,695	105,294,096	105,294,096	5,945,846	25,568	—
SPDR Dow Jones Large Cap Growth ETF	8,792,553	31,870,701	31,870,701	33,263,696	33,263,696	7,399,558	27,208	—
SPDR Dow Jones Large Cap Value ETF	3,567,500	20,861,384	20,861,384	21,715,735	21,715,735	2,713,149	22,941	—
SPDR Dow Jones Mid Cap ETF	9,024,333	31,818,969	31,818,969	25,448,005	25,448,005	15,395,297	39,390	—
SPDR Dow Jones Mid Cap Growth ETF	12,397,043	53,390,884	53,390,884	48,579,433	48,579,433	17,208,494	47,839	—
SPDR Dow Jones Mid Cap Value ETF	2,551,586	18,680,193	18,680,193	15,909,305	15,909,305	5,322,474	18,152	—
SPDR Dow Jones Small Cap ETF	6,570,359	29,026,105	29,026,105	21,364,652	21,364,652	14,231,812	48,738	—
SPDR Dow Jones Small Cap Growth ETF	27,383,717	85,794,326	85,794,326	84,787,353	84,787,353	28,390,690	183,820	—
SPDR Dow Jones Small Cap Value ETF	18,673,686	85,218,030	85,218,030	74,297,860	74,297,860	29,593,867	117,182	—
SPDR DJ Global Titans ETF	5,673,841	60,426,860	60,426,860	63,138,294	63,138,294	2,962,407	29,345	—
SPDR Dow Jones REIT ETF	195,862,882	1,000,642,176	1,000,642,176	1,064,265,879	1,064,265,879	132,239,179	489,381	—
SPDR KBW Bank ETF	207,065,428	973,784,898	973,784,898	1,134,769,615	1,134,769,615	46,080,711	1,638,291	—
SPDR KBW Capital Markets ETF	9,170,277	85,484,362	85,484,362	86,673,828	86,673,828	7,980,811	16,463	—
SPDR KBW Insurance ETF	5,982,505	96,250,884	96,250,884	97,995,791	97,995,791	4,237,598	24,453	—
SPDR KBW Mortgage Finance ETF	—	4,927,322	4,927,322	3,895,564	3,895,564	1,031,758	497	—
SPDR KBW Regional Bank ETF	133,202,649	645,987,678	645,987,678	617,625,643	617,625,643	161,564,684	870,878	—
SPDR Morgan Stanley Technology ETF	13,653,424	91,364,484	91,364,484	94,676,597	94,676,597	10,341,311	48,567	—
SPDR S&P Dividend ETF	157,934,201	1,015,815,086	1,015,815,086	898,465,139	898,465,139	275,284,148	683,011	—
SPDR S&P Biotech ETF	109,293,810	614,410,062	614,410,062	629,268,147	629,268,147	94,435,725	586,727	—
SPDR S&P Homebuilders ETF	125,762,270	937,838,794	937,838,794	951,323,519	951,323,519	112,277,545	371,941	—
SPDR S&P Metals & Mining ETF	146,985,910	713,027,903	713,027,903	784,761,763	784,761,763	75,252,050	261,694	—
SPDR S&P Oil & Gas Equipment & Services ETF	40,191,165	322,806,803	322,806,803	335,643,223	335,643,223	27,354,745	97,043	—
SPDR S&P Oil & Gas Exploration & Production ETF	56,506,368	474,504,231	474,504,231	482,716,722	482,716,722	48,293,877	83,771	—
SPDR S&P Pharmaceuticals ETF	11,638,204	149,170,735	149,170,735	130,422,220	130,422,220	30,386,719	43,774	—
SPDR S&P Retail ETF	65,789,143	1,071,015,314	1,071,015,314	1,069,107,992	1,069,107,992	67,696,465	912,745	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

	Value at	Purchased		Sold		Value at		Realized
Navigator	6/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income	Gain/(Loss)

SPDR S&P Semiconductor ETF	$25,378,726	$188,415,228	188,415,228	$199,188,592	199,188,592	$14,605,362	$57,378	$—
SPDR Wells Fargo Preferred Stock ETF	—	33,347,323	33,347,323	23,810,310	23,810,310	9,537,013	7,807	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $250 to $4,500 are charged to Authorized Participants for transactions on a given day regardless of the number of Creation Units that are created or redeemed on the same day are charged to Authorized Participants. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2010 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Dow Jones Total Market ETF	$181,990,090	$15,496,112	$30,368,882	$(14,872,770)
SPDR Dow Jones Large Cap ETF	38,253,159	3,526,259	2,157,275	1,368,984
SPDR Dow Jones Large Cap Growth ETF	199,357,029	13,310,395	38,379,908	(25,069,513)
SPDR Dow Jones Large Cap Value ETF	120,882,476	5,958,110	24,319,979	(18,361,869)
SPDR Dow Jones Mid Cap ETF	70,547,068	3,193,922	4,806,068	(1,612,146)
SPDR Dow Jones Mid Cap Growth ETF	78,253,907	5,773,109	6,906,616	(1,133,507)
SPDR Dow Jones Mid Cap Value ETF	26,721,334	723,528	1,992,971	(1,269,443)
SPDR Dow Jones Small Cap ETF	68,796,038	2,999,044	6,066,087	(3,067,043)
SPDR Dow Jones Small Cap Growth ETF	171,641,795	8,520,983	27,936,070	(19,415,087)
SPDR Dow Jones Small Cap Value ETF	195,076,671	4,834,156	28,007,110	(23,172,954)
SPDR DJ Global Titans ETF	109,036,120	2,216,732	28,800,733	(26,584,001)
SPDR Dow Jones REIT ETF	1,555,312,742	19,134,995	305,925,812	(286,790,817)
SPDR KBW Bank ETF	1,010,832,915	—	218,220,356	(218,220,356)
SPDR KBW Capital Markets ETF	92,055,355	—	32,770,253	(32,770,253)
SPDR KBW Insurance ETF	204,197,902	—	36,181,131	(36,181,131)
SPDR KBW Mortgage Finance ETF	5,283,978	237,670	574,033	(336,363)
SPDR KBW Regional Banking ETF	1,088,580,656	—	225,009,916	(225,009,916)
SPDR Morgan Stanley Technology ETF	235,016,145	6,203,465	48,675,259	(42,471,794)
SPDR S&P Dividend ETF	2,209,043,852	59,942,393	43,901,851	16,040,542
SPDR S&P Biotech ETF	606,404,185	7,605,263	68,585,546	(60,980,283)
SPDR S&P Homebuilders ETF	949,125,582	158,294	136,516,060	(136,357,766)
SPDR S&P Metals & Mining ETF	972,699,388	4,225,296	203,354,237	(199,128,941)
SPDR S&P Oil & Gas Equipment & Services ETF	315,955,982	7,853,815	47,315,442	(39,461,627)
SPDR S&P Oil & Gas Exploration & Production ETF	690,575,242	—	105,836,286	(105,836,286)
SPDR S&P Pharmaceuticals ETF	168,772,060	11,553,397	7,005,031	4,548,366
SPDR S&P Retail ETF	838,772,491	693,985	82,132,480	(81,438,495)
SPDR S&P Semiconductor ETF	134,879,530	871,662	16,479,130	(15,607,468)
SPDR Wells Fargo Preferred Stock ETF	75,697,949	579,400	1,387,855	(808,455)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

6.	Investment Transactions

For the year ended June 30, 2010, the Trust had in-kind contributions and in-kind redemptions as follows:

	Contributions	Redemptions

SPDR Dow Jones Total Market ETF	$4,007,040	$27,614,901
SPDR Dow Jones Large Cap ETF	—	10,693,787
SPDR Dow Jones Large Cap Growth ETF	9,285,617	19,697,065
SPDR Dow Jones Large Cap Value ETF	5,572,051	16,707,439
SPDR Dow Jones Mid Cap ETF	26,744,072	12,232,105
SPDR Dow Jones Mid Cap Growth ETF	28,318,116	24,647,683
SPDR Dow Jones Mid Cap Value ETF	11,139,100	2,491,661
SPDR Dow Jones Small Cap ETF	26,991,361	2,743,906
SPDR Dow Jones Small Cap Growth ETF	45,486,638	38,383,351
SPDR Dow Jones Small Cap Value ETF	68,105,000	8,970,113
SPDR DJ Global Titans ETF	25,093,172	15,958,112
SPDR Dow Jones REIT ETF	244,672,927	425,148,660
SPDR KBW Bank ETF	3,631,332,068	3,892,433,525
SPDR KBW Capital Markets ETF	121,248,052	144,965,285
SPDR KBW Insurance ETF	829,579,063	841,627,494
SPDR KBW Mortgage Finance ETF	—	1,963,546
SPDR KBW Regional Banking ETF	2,855,390,363	2,637,670,091
SPDR Morgan Stanley Technology ETF	116,328,648	164,531,686
SPDR S&P Dividend ETF	1,335,457,014	128,788,763
SPDR S&P Biotech ETF	506,599,587	482,517,841
SPDR S&P Homebuilders ETF	2,233,057,240	2,194,024,049
SPDR S&P Metals & Mining ETF	2,780,877,179	2,798,791,775
SPDR S&P Oil & Gas Equipment & Services ETF	181,616,036	149,156,155
SPDR S&P Oil & Gas Exploration & Production ETF	3,195,673,093	2,948,870,533
SPDR S&P Pharmaceuticals ETF	111,404,516	17,832,941
SPDR S&P Retail ETF	10,765,014,888	11,199,494,651
SPDR S&P Semiconductor ETF	195,799,601	212,680,844
SPDR Wells Fargo Preferred Stock ETF	80,417,376	6,240,921

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transaction.

For the year ended June 30, 2010, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR Dow Jones Total Market ETF	$4,342,860	$2,658,269
SPDR Dow Jones Large Cap ETF	2,665,187	2,087,311
SPDR Dow Jones Large Cap Growth ETF	27,827,113	27,439,232
SPDR Dow Jones Large Cap Value ETF	17,109,091	15,342,314
SPDR Dow Jones Mid Cap ETF	13,705,119	13,490,451
SPDR Dow Jones Mid Cap Growth ETF	30,272,125	30,508,438
SPDR Dow Jones Mid Cap Value ETF	8,624,965	8,580,134
SPDR Dow Jones Small Cap ETF	7,621,389	7,446,910

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

	Purchases	Sales

SPDR Dow Jones Small Cap Growth ETF	$42,582,685	$41,907,754
SPDR Dow Jones Small Cap Value ETF	37,399,504	36,988,333
SPDR DJ Global Titans ETF	5,311,662	5,815,950
SPDR Dow Jones REIT ETF	116,454,575	115,013,506
SPDR KBW Bank ETF	160,019,469	158,121,850
SPDR KBW Capital Markets ETF	7,520,262	7,566,131
SPDR KBW Insurance ETF	25,526,707	24,880,347
SPDR KBW Mortgage Finance ETF	1,398,734	1,407,769
SPDR KBW Regional Banking ETF	141,725,969	141,421,344
SPDR Morgan Stanley Technology ETF	45,522,255	38,205,927
SPDR S&P Dividend ETF	571,603,860	571,906,411
SPDR S&P Biotech ETF	365,889,675	366,805,103
SPDR S&P Homebuilders ETF	378,502,356	377,696,616
SPDR S&P Metals & Mining ETF	337,154,348	338,621,223
SPDR S&P Oil & Gas Equipment & Services ETF	110,563,581	108,900,640
SPDR S&P Oil & Gas Exploration & Production ETF	141,736,986	143,500,614
SPDR S&P Pharmaceuticals ETF	35,869,930	35,884,118
SPDR S&P Retail ETF	174,839,059	173,058,466
SPDR S&P Semiconductor ETF	26,129,297	26,076,492
SPDR Wells Fargo Preferred Stock ETF	9,246,651	17,886,261

For the year ended June 30, 2010, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

A Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of June 30, 2010 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represent the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
SPDR® Series Trust

We have audited the accompanying statements of assets and liabilities of SPDR® Dow Jones Total Market ETF, SPDR® Dow Jones Large Cap ETF, SPDR® Dow Jones Large Cap Growth ETF, SPDR® Dow Jones Large Cap Value ETF, SPDR® Dow Jones Mid Cap ETF, SPDR® Dow Jones Mid Cap Growth ETF, SPDR® Dow Jones Mid Cap Value ETF, SPDR® Dow Jones Small Cap ETF, SPDR® Dow Jones Small Cap Growth ETF, SPDR® Dow Jones Small Cap Value ETF, SPDR® DJ Global Titans ETF, SPDR® Dow Jones REIT ETF, SPDR® KBW Bank ETF, SPDR® KBW Capital Markets ETF, SPDR® KBW Insurance ETF, SPDR® KBW Mortgage Finance ETF, SPDR® KBW Regional Banking ETF, SPDR® Morgan Stanley Technology ETF, SPDR® S&P® Dividend ETF, SPDR® S&P® Biotech ETF, SPDR® S&P® Homebuilders ETF, SPDR® S&P® Metals & Mining ETF, SPDR® S&P® Oil & Gas Equipment & Services ETF, SPDR® S&P® Oil & Gas Exploration & Production ETF, SPDR® S&P® Pharmaceuticals ETF, SPDR® S&P® Retail ETF, SPDR® S&P® Semiconductor ETF, and SPDR® Wells Fargo® Preferred Stock ETF, twenty-eight of the portfolios (collectively, the “Funds”) comprising SPDR® Series Trust, including the schedules of investments, or summary schedules of investments, as of June 30, 2010, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of SPDR® Series Trust at June 30, 2010, the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2010

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2010 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV AS OF JUNE 30, 2010

The following charts are provided to show the frequency at which the daily market price on the NYSE Arca, Inc. (“Exchange”), the secondary market for shares of each Fund, was at a discount or premium to such Fund’s daily net asset value (“NAV”). The market price of each Fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the Fund’s NAV is calculated (referred to as the “Bid/Offer Midpoint”). Each Fund’s Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

SPDR DOW JONES TOTAL MARKET ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

5 Years Ended: 6/30/10	21	16	11	12	5	6

SPDR DOW JONES LARGE CAP ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (11/15/05) through 6/30/2010	36	17	10	25	7	2

SPDR DOW JONES LARGE CAP GROWTH ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

5 Years Ended: 6/30/10	15	3	1	7	1	0

SPDR DOW JONES LARGE CAP VALUE ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

5 Years Ended: 6/30/10	18	7	6	16	0	0

*	Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

SPDR DOW JONES MID CAP ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (11/15/05) through 6/30/2010	13	1	0	11	0	1

SPDR DOW JONES MID CAP GROWTH ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (11/15/05) through 6/30/2010	20	8	1	14	7	1

SPDR DOW JONES MID CAP VALUE ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (11/15/05) through 6/30/2010	10	3	0	18	2	1

SPDR DOW JONES SMALL CAP ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (11/15/05) through 6/30/2010	16	7	7	25	5	4

SPDR DOW JONES SMALL CAP GROWTH ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

5 Years Ended: 6/30/10	19	13	8	16	6	4

*	Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

SPDR DOW JONES SMALL CAP VALUE ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

5 Years Ended: 6/30/10	24	14	12	22	3	1

SPDR DJ GLOBAL TITANS ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

5 Years Ended: 6/30/10	42	21	18	38	18	4

SPDR DOW JONES REIT ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

5 Years Ended: 6/30/10	28	8	1	11	3	1

SPDR KBW BANK ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (11/15/05) through 6/30/2010	25	9	3	16	4	3

SPDR KBW CAPITAL MARKETS ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (11/15/05) through 6/30/2010	14	11	2	15	3	4

*	Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

SPDR KBW INSURANCE ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (11/15/05) through 6/30/2010	22	7	2	16	5	3

SPDR KBW REGIONAL BANKING ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (6/22/06) through 6/30/10	23	8	3	14	3	1

SPDR KBW MORTGAGE FINANCE ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (4/30/09) through 6/30/10	0	0	0	0	0	0

SPDR MORGAN STANLEY TECHNOLOGY ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

5 Years Ended: 6/30/10	13	4	10	13	5	1

SPDR S&P DIVIDEND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (11/15/05) through 6/30/2010	29	15	9	13	2	3

*	Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

SPDR S&P BIOTECH ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (2/6/06) through 6/30/10	12	3	0	14	6	2

SPDR S&P HOMEBUILDERS ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (2/6/06) through 6/30/10	33	11	3	28	8	2

SPDR S&P METALS & MINING ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (6/22/06) through 6/30/10	21	13	3	17	5	2

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (6/22/06) through 6/30/10	21	8	1	15	8	1

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (6/22/06) through 6/30/10	15	5	2	18	5	0

*	Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

SPDR S&P PHARMACEUTICALS ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (6/22/06) through 6/30/10	7	21	5	10	4	0

SPDR S&P RETAIL ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (6/22/06) through 6/30/10	19	5	1	11	1	0

SPDR S&P SEMICONDUCTOR ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (2/6/06) through 6/30/10	17	4	3	19	4	1

SPDR WELLS FARGO PREFERRED STOCK ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of trading (9/23/09) through 6/30/10	0	0	0	2	0	0

*	Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR SERIES  TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period“ to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/10 to
Actual	Expense Ratio	1/1/10	6/30/10	6/30/10

SPDR Dow Jones Total Market ETF	0.20%	$1,000	$943.10	$0.96
SPDR Dow Jones Large Cap ETF	0.19	1,000	937.20	0.91
SPDR Dow Jones Large Cap Growth ETF	0.21	1,000	920.90	1.00
SPDR Dow Jones Large Cap Value ETF	0.20	1,000	950.60	0.97
SPDR Dow Jones Mid Cap ETF	0.24	1,000	978.60	1.18
SPDR Dow Jones Mid Cap Growth ETF	0.25	1,000	965.90	1.22
SPDR Dow Jones Mid Cap Value ETF	0.22	1,000	994.90	1.09
SPDR Dow Jones Small Cap ETF	0.24	1,000	989.20	1.18
SPDR Dow Jones Small Cap Growth ETF	0.25	1,000	984.30	1.23
SPDR Dow Jones Small Cap Value ETF	0.25	1,000	995.10	1.24
SPDR DJ Global Titans ETF	0.50	1,000	861.40	2.31
SPDR Dow Jones REIT ETF	0.25	1,000	1,052.50	1.27
SPDR KBW Bank ETF	0.35	1,000	1,083.10	1.81
SPDR KBW Capital Markets ETF	0.35	1,000	849.10	1.60
SPDR KBW Insurance ETF	0.35	1,000	1,020.70	1.75
SPDR KBW Mortgage Finance ETF	0.35	1,000	963.00	1.70

SPDR SERIES  TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/10 to
Actual	Expense Ratio	1/1/10	6/30/10	6/30/10

SPDR KBW Regional Banking ETF	0.35%	$1,000	$1,041.70	$1.77
SPDR Morgan Stanley Technology ETF	0.50	1,000	895.40	2.35
SPDR S&P Dividend ETF	0.35	1,000	993.50	1.73
SPDR S&P Biotech ETF	0.35	1,000	966.30	1.71
SPDR S&P Homebuilders ETF	0.35	1,000	952.00	1.69
SPDR S&P Metals & Mining ETF	0.35	1,000	886.60	1.64
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	882.70	1.63
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	949.40	1.69
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,018.90	1.75
SPDR S&P Retail ETF	0.35	1,000	1,004.30	1.74
SPDR S&P Semiconductor ETF	0.35	1,000	884.40	1.64
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,039.30	2.28

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/10 to
Hypothetical	Expense Ratio	1/1/10	6/30/10	6/30/10

SPDR Dow Jones Total Market ETF	0.20%	$1,000	$1,023.80	$1.00
SPDR Dow Jones Large Cap ETF	0.19	1,000	1,023.85	0.95
SPDR Dow Jones Large Cap Growth ETF	0.21	1,000	1,023.75	1.05
SPDR Dow Jones Large Cap Value ETF	0.20	1,000	1,023.80	1.00
SPDR Dow Jones Mid Cap ETF	0.24	1,000	1,023.60	1.20
SPDR Dow Jones Mid Cap Growth ETF	0.25	1,000	1,023.56	1.25
SPDR Dow Jones Mid Cap Value ETF	0.22	1,000	1,023.70	1.10
SPDR Dow Jones Small Cap ETF	0.24	1,000	1,023.60	1.20
SPDR Dow Jones Small Cap Growth ETF	0.25	1,000	1,023.56	1.25
SPDR Dow Jones Small Cap Value ETF	0.25	1,000	1,023.56	1.25
SPDR DJ Global Titans ETF	0.50	1,000	1,022.32	2.51
SPDR Dow Jones REIT ETF	0.25	1,000	1,023.56	1.25
SPDR KBW Bank ETF	0.35	1,000	1,023.06	1.76
SPDR KBW Capital Markets ETF	0.35	1,000	1,023.06	1.76
SPDR KBW Insurance ETF	0.35	1,000	1,023.06	1.76
SPDR KBW Mortgage Finance ETF	0.35	1,000	1,023.06	1.76
SPDR KBW Regional Banking ETF	0.35	1,000	1,023.06	1.76
SPDR Morgan Stanley Technology ETF	0.50	1,000	1,022.32	2.51
SPDR S&P Dividend ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Biotech ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Homebuilders ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Metals & Mining ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,023.06	1.76

SPDR SERIES  TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/10 to
Hypothetical	Expense Ratio	1/1/10	6/30/10	6/30/10

SPDR S&P Oil & Gas Exploration & Production ETF	0.35%	$1,000	$1,023.06	$1.76
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Retail ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Semiconductor ETF	0.35	1,000	1,023.06	1.76
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,022.56	2.26

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year end June 30, 2010:

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

SPDR Dow Jones Total Market ETF	97.40%
SPDR Dow Jones Large Cap ETF	73.62%
SPDR Dow Jones Large Cap Growth ETF	97.24%
SPDR Dow Jones Large Cap Value ETF	96.75%
SPDR Dow Jones Mid Cap ETF	63.85%
SPDR Dow Jones Mid Cap Growth ETF	88.88%
SPDR Dow Jones Mid Cap Value ETF	59.26%
SPDR Dow Jones Small Cap ETF	34.46%
SPDR Dow Jones Small Cap Growth ETF	100.00%
SPDR Dow Jones Small Cap Value ETF	58.87%
SPDR DJ Global Titans ETF	53.34%
SPDR Dow Jones REIT ETF	0.00%
SPDR KBW Bank ETF	73.44%
SPDR KBW Capital Markets ETF	95.00%
SPDR KBW Insurance ETF	89.88%
SPDR KBW Mortgage Finance ETF	84.31%
SPDR KBW Regional Banking ETF	69.83%
SPDR Morgan Stanley Technology ETF	98.17%
SPDR S&P Dividend ETF	83.31%
SPDR S&P Biotech ETF	0.00%
SPDR S&P Homebuilders ETF	90.89%
SPDR S&P Metals & Mining ETF	97.24%
SPDR S&P Oil & Gas Equipment & Services ETF	97.54%
SPDR S&P Oil & Gas Exploration & Production ETF	97.57%
SPDR S&P Pharmaceuticals ETF	97.43%
SPDR S&P Retail ETF	28.02%
SPDR S&P Semiconductor ETF	100.00%
SPDR Wells Fargo Preferred Stock ETF	8.31%

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Qualified Dividend Income: A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2010, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. These amounts are noted below:

Qualified Dividend Income

Amount

SPDR Dow Jones Total Market ETF	$3,026,527
SPDR Dow Jones Large Cap ETF	579,181
SPDR Dow Jones Large Cap Growth ETF	1,700,898
SPDR Dow Jones Large Cap Value ETF	2,824,271
SPDR Dow Jones Mid Cap ETF	378,500
SPDR Dow Jones Mid Cap Growth ETF	316,719
SPDR Dow Jones Mid Cap Value ETF	241,882
SPDR Dow Jones Small Cap ETF	224,896
SPDR Dow Jones Small Cap Growth ETF	276,558
SPDR Dow Jones Small Cap Value ETF	1,112,153
SPDR DJ Global Titans ETF	2,361,794
SPDR Dow Jones REIT ETF	—
SPDR KBW Bank ETF	4,720,172
SPDR KBW Capital Markets ETF	624,333
SPDR KBW Insurance ETF	2,406,076
SPDR KBW Mortgage Finance ETF	106,193
SPDR KBW Regional Banking ETF	6,432,716
SPDR Morgan Stanley Technology ETF	1,980,478
SPDR S&P Dividend ETF	40,109,257
SPDR S&P Biotech ETF	—
SPDR S&P Homebuilders ETF	6,172,271
SPDR S&P Metals & Mining ETF	6,599,809
SPDR S&P Oil & Gas Equipment & Services ETF	2,398,226
SPDR S&P Oil & Gas Exploration & Production ETF	2,537,022
SPDR S&P Pharmaceuticals ETF	817,566
SPDR S&P Retail ETF	1,380,148
SPDR S&P Semiconductor ETF	1,213,112
SPDR Wells Fargo Preferred Stock ETF	426,291

Qualified Interest Income: The Funds designated a portion of dividends distributed during the fiscal year ended June 30, 2010, as qualified interest income. These amounts are noted below:

Amount

SPDR Wells Fargo Preferred Stock ETF	$1,229,119

For the fiscal year ended June 30, 2010, certain dividends paid by SPDR Dow Jones Total Market ETF, SPDR Dow Jones Large Cap ETF, SPDR Dow Jones Large Cap Growth ETF, SPDR Dow Jones Large Cap Value ETF, SPDR Dow Jones Mid Cap ETF, SPDR Dow Jones Mid Cap Growth ETF, SPDR Dow Jones Mid Cap Value ETF, SPDR Dow Jones Small Cap ETF, SPDR Dow Jones Small Cap Growth ETF, SPDR Dow Jones Small Cap Value ETF, SPDR DJ Global Titans ETF, SPDR Dow Jones REIT ETF, SPDR KBW Bank ETF, SPDR KBW Capital Markets ETF, SPDR KBW Insurance ETF, SPDR KBW Regional Banking ETF, SPDR KBW Mortgage Finance ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF and SPDR Wells Fargo Preferred Stock ETF may be subject to a maximum tax rate of 15% as provided for by the Internal Revenue Code. The funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2010 Form 1099-DIV.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Proxy Voting Policies and Procedures and Record

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser (or applicable sub-adviser) to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov. Information regarding how the investment adviser (or applicable sub-adviser) voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.spdrs.com.

Shareholder Meeting Results

A special meeting of shareholders of SPDR Series Trust was held on March 19, 2010, with adjournment and continuation on April 26, 2010, May 20, 2010 and June 18, 2010, for certain proposals and SPDR Funds. Unless otherwise noted, the percentages shown below represent the percent of voting shares present at the meeting that voted for the proposal. The proposals acted upon by shareholders and the results of the shareholder vote were as follows:

Proposal 1

To elect a Board of Trustees of the Trust. Shareholders of SPDR Series Trust approved Proposal 1.

Independent Trustee	Votes For	Votes Withheld	Percentage For

Frank Nesvet	345,723,185.737	11,044,434.871	96.904
David M. Kelly	345,673,886.326	11,093,734.282	96.890
Bonny Eugenia Boatman	346,864,261.369	9,903,359.239	97.224
Dwight D. Churchill	347,094,865.145	9,672,755.463	97.289
Carl G. Verboncoeur	347,059,352.627	9,708,267.981	97.279

Interested Trustee	Votes For	Votes Withheld	Percentage For

James E. Ross	339,391,741.900	17,375,878.708	95.130

Proposal 2

To approve an investment sub-advisory agreement between SSgA Funds Management, Inc. and Nuveen Asset Management. The shareholders of certain fixed income series of the Trust approved the sub-advisory agreement, and the voting results are set forth in the Annual Report for such fixed income series of the Trust.

Proposal 3

To approve a “manager of managers” structure for all SPDR Funds. Shareholders of all SPDR Funds did not approve this proposal.

Proposal 4

To update and standardize the SPDR Funds’ fundamental policies regarding:

a. Purchasing and selling real estate;

b. Issuing senior securities and borrowing money;

c. Making loans;

d. Purchasing and selling commodities;

e. Concentrating investments in a particular industry or group of industries;

f. Underwriting activities; and

g. Eliminating outdated fundamental investment policies not required by law.

It is anticipated that the foregoing policy changes will be implemented before the end of 2010.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR Dow Jones Total Market ETF*
4a	1,132,428.389	44,472.107	35,677.222	594,381.671	50.329
4b	1,127,706.652	45,421.844	39,449.222	594,381.671	50.119
4c	1,127,030.006	43,972.990	41,574.472	594,381.921	50.089
4d	1,131,731.639	44,893.400	35,952.429	594,381.921	50.298
4e	1,136,616.623	43,703.585	32,257.237	594,381.671	50.515
4f	1,132,954.900	44,156.596	35,466.222	594,381.671	50.353
4g	1,126,520.527	43,677.563	42,379.628	594,381.671	50.067
SPDR Dow Jones Large Cap ETF*
4a	459,540.577	21,910.000	7,875.000	278,907.553	51.060
4b	460,292.577	21,491.000	7,542.000	278,907.553	51.143
4c	460,463.826	20,885.999	7,975.752	278,907.553	51.163
4d	458,422.826	21,909.999	8,992.752	278,907.553	50.936
4e	459.540.577	21,910.000	7,875.000	278,907.553	51.060
4f	459,540.577	21,910.000	7,875.000	278,907.553	51.060
4g	458,001.577	21,491.000	9,833.000	278,907.553	50.889
SPDR Dow Jones Large Cap Growth ETF
4a	1,713,657.108	41,418.034	23,660.332	710,019.394	68.857
4b	1,707,349.501	52,358.284	19,027.439	710,019.644	68.603
4c	1,707,948.251	51,291.034	19,496.189	710,019.394	68.627
4d	1,701,467.636	53,351.554	23,916.284	710,019.394	68.367
4e	1,707,592.501	52,921.284	18,221.439	710,019.644	68.613
4f	1,710,012.701	52,611.284	16,111.239	710,019.644	68.710
4g	1,696,012.607	53,407.044	29,315.573	710,019.644	68.148
SPDR Dow Jones Large Cap Value ETF
4a	925,700.113	19,276.386	23,642.264	397,183.726	67.778
4b	922,236.627	21,915.386	24,466.750	397,183.726	67.524
4c	923,235.887	21,166.386	24,216.490	397,183.726	67.597
4d	920,754.103	19,835.636	28,028.774	397,183.976	67.415
4e	928,405.137	18,837.376	21,376.000	397,183.976	67.976
4f	925,199.137	18,826.636	24,592.740	397,183.976	67.741
4g	923,065.877	18,887.636	26,665.000	397,183.976	67.585
SPDR Dow Jones Mid Cap ETF
4a	461,064.213	25,658.000	5,137.212	178,362.577	68.793
4b	458,189.255	26,163.000	7,507.170	178,362.577	68.364
4c	454,849.213	26,663.000	10,347.212	178,362.577	67.866
4d	457,062.213	25,810.000	8,987.212	178,362.577	68.196
4e	459,719.213	25,865.000	6,275.212	178,362.577	68.593
4f	458,514.213	25,758.000	7,587.212	178,362.577	68.413
4g	458,092.255	26,520.000	7,247.170	178,362.577	68.350

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR Dow Jones Mid Cap Growth ETF*
4a	686,029.378	23,478.183	13,173.109	337,834.838	50.817
4b	684,994.628	23,216.733	14,469.359	337,835.088	50.740
4c	685,269.378	23,321.483	14,090.109	337,834.838	50.760
4d	686,425.378	22,791.483	13,464.109	337,834.838	50.846
4e	687,788.628	22,282.733	12,609.359	337,835.088	50.947
4f	686,847.628	22,441.733	13,391.359	337,835.088	50.877
4g	684,804.628	21,320.733	16,555.359	337,835.088	50.726
SPDR Down Jones Mid Cap Value ETF*
4a	204,080.608	3,319.000	7,500.530	103,494.734	51.020
4b	203,721.608	3,369.000	7,809.530	103,494.734	50.930
4c	203,721.608	3,207.000	7,971.530	103,494.734	50.930
4d	203,385.048	3,207.000	8,308.090	103,494.734	50.846
4e	204,192.608	3,207.000	7,500.530	103,494.734	51.048
4f	203,385.048	3,207.000	8,308.090	103,494.734	50.846
4g	203,831.608	3,033.000	8,035.530	103,494.734	50.958
SPDR Dow Jones Small Cap ETF
4a	374,131.210	11,642.794	11,681.886	145,331.514	68.928
4b	372,990.210	11,677.794	12,787.886	145,331.514	68.718
4c	371,810.210	10,877.794	14,767.886	145,331.514	68.501
4d	373,479.210	10,066.794	13,909.886	145,331.514	68.808
4e	374,366.210	10,957.794	12,131.886	145,331.514	68.972
4f	374,891.210	10,157.794	12,406.886	145,331.514	69.068
4g	376,195.096	10,468.794	10,792.000	145,331.514	69.309
SPDR Dow Jones Small Cap Growth ETF
4a	705,671.038	19,302.306	22,481.695	293,946.276	67.762
4b	701,409.572	20,841.772	25,203.695	293,946.276	67.353
4c	701,380.029	20,628.772	25,446.238	293,946.276	67.350
4d	701,180.572	20,626.772	25,647.695	293,946.276	67.331
4e	703,510.980	20,450.772	23,493.287	293,946.276	67.555
4f	701,960.039	20,739.772	24,755.228	293,946.276	67.406
4g	698,239.039	21,769.772	27,446.228	293,946.276	67.049
SPDR Dow Jones Small Cap Value ETF
4a	864,158.347	19,828.933	35,854.266	342,724.181	68.445
4b	864,306.209	19,456.071	36,079.266	342,724.181	68.457
4c	862,025.209	19,911.071	37,905.266	342,724.181	68.276
4d	864,767.209	20,204.071	34,870.266	342,724.181	68.493
4e	866,332.845	18,067.071	35,441.630	342,724.181	68.617
4f	865,194.163	19,024.071	35,623.312	342,724.181	68.527
4g	864,173.163	19,532.071	36,136.312	342,724.181	68.446

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR DJ Global Titans ETF
4a	851,303.083	47,264.942	27,867.736	255,569.610	72.022
4b	849,662.831	47,247.942	29,524.988	255,569.610	71.884
4c	811,589.717	44,434.942	70,411.102	255,569.610	68.663
4d	850,933.086	48,096.965	27,405.710	255,569.610	71.991
4e	849,587.830	48,373.942	28,473.989	255,569.610	71.877
4f	851,272.083	49,736.942	25,426.736	255,569.610	72.020
4g	852,697.146	47,901.230	25,837.385	255,569.610	72.140
SPDR Dow Jones REIT ETF
4a	12,104,617.834	152,445.657	155,678.967	2,662,971.546	80.293
4b	12,091,702.607	153,121.261	167,918.590	2,662,971.546	80.207
4c	12,084,656.989	152,629.061	175,456.158	2,662,971.796	80.160
4d	12,098,310.090	153,769.872	160,662.496	2,662,971.546	80.251
4e	12,106,621.738	154,528.825	151,591.645	2,662,971.796	80.306
4f	12,094,672.685	155,387.140	162,682.633	2,662,971.546	80.227
4g	12,095,851.674	152,433.460	164,457.324	2,662,971.546	80.235
SPDR KBW Bank ETF
4a	20,425,050.790	230,931.578	287,195.171	6,053,560.283	75.658
4b	20,379,881.290	232,450.419	330,846.080	6,053,560.033	75.491
4c	20,396,275.541	239,604.232	307,297.766	6,053,560.283	75.551
4d	20,386,176.250	237,323.622	319,677.917	6,053,560.033	75.514
4e	20,401,978.435	237,549.957	303,649.397	6,053,560.033	75.572
4f	20,399,113.468	235,764.041	308,300.280	6,053,560.033	75.562
4g	20,399,496.779	231,670.614	312,010.146	6,053,560.283	75.563
SPDR KBW Capital Markets ETF
4a	1,323,891.669	11,793.446	13,505.467	470,867.350	72.739
4b	1,323,347.847	11,617.990	14,224.745	470,867.350	72.710
4c	1,320,429.303	12,945.446	15,815.833	470,867.350	72.549
4d	1,321,248.289	11,851.446	16,090.847	470,867.350	72.594
4e	1,324,866.417	11,191.196	13,133.219	470,867.100	72.793
4f	1,322,244.302	12,755.240	14,190.790	470,867.600	72.649
4g	1,324,215.174	11,287.990	13,687.418	470,867.350	72.757
SPDR KBW Insurance ETF
4a	3,192,319.261	28,323.630	28,194.667	736,613.325	80.100
4b	2,764,972.428	30,368.880	453,496.000	736,613.575	69.377
4c	2,763,775.511	30,594.880	454,466.917	736,613.575	69.347
4d	2,766,242.678	27,383.130	455,211.250	736,613.825	69.409
4e	3,192,576.870	27,785.880	28,474.558	736,613.575	80.106
4f	3,190,675.678	30,377.130	27,784.250	736,613.825	80.059
4g	3,192,919.178	27,184.630	28,733.750	736,613.325	80.115

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR KBW Mortgage Finance ETF
4a	52,805.000	0.000	0.000	1,176.000	97.822
4b	52,805.000	0.000	0.000	1,176.000	97.822
4c	52,805.000	0.000	0.000	1,176.000	97.822
4d	52,805.000	0.000	0.000	1,176.000	97.822
4e	52,805.000	0.000	0.000	1,176.000	97.822
4f	52,805.000	0.000	0.000	1,176.000	97.822
4g	52,805.000	0.000	0.000	1,176.000	97.822
SPDR KBW Regional Banking ETF
4a	10,995,289.199	272,364.695	33,838.399	4,106,875.989	71.359
4b	10,669,895.427	275,420.702	356,176.664	4,106,875.489	69.247
4c	10,661,539.521	274,569.356	365,383.666	4,106,875.739	69.193
4d	10,688,444.809	277,386.147	335,661.837	4,106,875.489	69.368
4e	11,009,609.856	277,068.766	14,813.921	4,106,875.739	71.452
4f	10,978,598.977	278,947.384	43,945.932	4,106,875.989	71.251
4g	10,985,538.415	272,847.766	43,106.362	4,106,875.739	71.296
SPDR Morgan Stanley Technology ETF
4a	2,860,134.601	34,150.046	30,032.044	816,057.015	76.467
4b	2,855,641.772	35,183.399	33,491.520	816,057.015	76.347
4c	2,855,548.069	35,755.075	33,013.547	816,057.015	76.344
4d	2,860,235.820	33,447.853	30,633.018	816,057.015	76.470
4e	2,861,220.493	33,426.931	29,669.267	816,057.015	76.496
4f	2,858,801.792	34,782.406	30,732.493	816,057.015	76.431
4g	2,856,102.594	35,300.836	32,913.261	816,057.015	76.359
SPDR S&P Dividend ETF
4a	12,280,727.739	487,220.471	350,619.168	5,070,026.064	67.519
4b	12,233,362.017	486,629.791	398,575.570	5,070,026.064	67.259
4c	12,229,292.388	494,101.401	395,173.339	5,070,026.314	67.237
4d	12,250,037.252	485,781.041	382,748.835	5,070,026.314	67.351
4e	12,273,947.154	482,986.373	361,633.351	5,070,026.564	67.482
4f	12,260,442.837	488,843.498	369,280.543	5,070,026.564	67.408
4g	12,270,500.284	477,263.168	370,803.676	5,070,026.314	67.463
SPDR S&P Biotech ETF
4a	4,537,306.486	82,321.651	24,269.604	1,326,660.195	75.995
4b	4,526,056.721	83,461.686	34,379.334	1,326,660.195	75.806
4c	4,528,683.289	80,204.837	35,009.615	1,326,660.195	75.851
4d	4,537,878.046	80,001.831	26,017.864	1,326,660.195	76.004
4e	4,539,044.881	79,518.580	25,334.530	1,326,659.945	76.024
4f	4,530,003.519	81,152.421	32,741.551	1,326,660.445	75.873
4g	4,497,847.465	80,447.501	65,602.775	1,326,660.195	75.334

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR S&P Homebuilders ETF
4a	16,610,420.031	256,623.130	307,623.764	7,151,536.210	68.283
4b	16,316,601.730	262,289.263	595,775.682	7,151,536.460	67.075
4c	16,316,298.240	252,363,381	606,005.554	7,151,535.960	67.073
4d	16,324,154.412	257,856.996	592,655.517	7,151,536.210	67.106
4e	16,592,467.259	258,012.014	324,187.402	7,151,536.460	68.209
4f	16,588,017.398	263,806.607	322,842.920	7,151,536.210	68.190
4g	16,594,436.129	254,738.991	325,491.805	7,151,536.210	68.217
SPDR S&P Metals & Mining ETF
4a	6,538,958.703	100,390.547	132,043.129	2,738,075.505	68.763
4b	6,526,013.530	102,056.311	143,322.038	2,738,076.005	68.627
4c	6,519,449.950	98,519.701	153,422.228	2,738,076.005	68.558
4d	6,548,064.265	95,212.916	128,114.948	2,738,075.755	68.859
4e	6,553,017.160	96,923.383	121,446.836	2,738,080.505	68.911
4f	6,538,026.051	103,498.373	129,867.955	2,738,075.505	68.753
4g	6,543,227.339	97,956.608	130,207.932	2,738,076.005	68.808
SPDR S&P Oil & Gas Equipment & Services ETF
4a	5,137,778.993	361,614.247	23,782.155	1,927,324.907	68.959
4b	5,126,395.271	362,850.972	33,929.842	1,927,325.157	68.806
4c	5,128,870.710	364,066.584	30,238.791	1,927,325.157	68.839
4d	5,135,217.658	362,364.319	25,594.108	1,927,325.157	68.925
4e	5,140,686.581	365,612.215	16,877.539	1,927,324.907	68.998
4f	5,132,098.802	364,328.319	26,748.964	1,927,325.157	68.883
4g	5,140,254.178	360,146.561	22,775.346	1,927,325.157	68.992
SPDR S&P Oil & Gas Exploration & Production ETF
4a	6,326,976.523	50,083.571	86,536.736	1,375,054.184	80.715
4b	6,327,983.049	49,050.443	86,563.338	1,375,054.184	80.728
4c	6,307,624.048	70,226.693	85,745.839	1,375,054.434	80.468
4d	6,350,574.572	52,759.757	60,262.751	1,375,053.934	81.016
4e	6,334,594.565	65,849.821	63,152.194	1,375,054.434	80.812
4f	6,324,694.453	48,642.443	90,259.934	1,375,054.184	80.686
4g	6,316,667.805	70,692.336	76,236.689	1,375,054.184	80.584
SPDR S&P Pharmaceuticals ETF
4a	678,297.688	13,090.441	15,836.140	233,611.750	72.096
4b	676,827.800	13,268.970	17,127.499	233,611.750	71.939
4c	677,247.599	12,658.970	17,317.700	233,611.750	71.984
4d	683,824.353	13,809.104	9,590.812	233,611.750	72.683
4e	687,021.283	11,536.575	8,666.411	233,611.750	73.023
4f	678,947.159	12,303.970	15,973.140	233,611.750	72.165
4g	678,375.159	11,838.970	17,010.140	233,611.750	72.104

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR S&P Retail ETF*
4a	7,556,044.953	88,739.528	96,728.528	5,105,270.411	50.040
4b	7,554,281.659	92,681.243	94,550.079	5,105,270.661	50.028
4c	7,553,587.397	91,086.750	96,839.084	5,105,270.411	50.023
4d	7,556,039.661	92,932.185	92,541.385	5,105,270.411	50.040
4e	7,554,988.322	95,927.000	90,597.659	5,105,270.661	50.033
4f	7,553,743.647	94,597.000	93,172.334	5,105,270.661	50.025
4g	7,556,238.853	92,966.993	92,307.385	5,105,270.411	50.041
SPDR S&P Semiconductor ETF
4a	1,171,257.239	45,746.396	27,516.815	384,242.473	71.911
4b	1,167,977.640	46,138.818	30,404.242	384,242.223	71.710
4c	1,167,288.562	46,386.396	30,845.492	384,242.473	71.668
4d	1,167,803.989	46,914.146	29,802.565	384,242.223	71.699
4e	1,171,130.312	46,059.146	27,331.242	384,242.223	71.904
4f	1,167,021.696	46,838.327	30,660.677	384,242.223	71.651
4g	1,169,907.696	46,953.327	27,659.677	384,242.223	71.828
SPDR Wells Fargo Preferred Stock ETF
4a	317,913.259	3,030.000	6,026.000	111,033.347	72.583
4b	316,123.259	3,130.000	7,716.000	111,033.347	72.174
4c	316,367.259	3,286.000	7,316.000	111,033.347	72.230
4d	318,180.259	3,236.000	5,553.000	111,033.347	72.644
4e	317,498.259	3,330.000	6,141.000	111,033.347	72.488
4f	317,913.259	3,030.000	6,026.000	111,033.347	72.583
4g	317,948.259	2,880.000	6,141.000	111,033.347	72.591

*	Percentages shown represent the percent of outstanding voting shares that voted for the proposal.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC of the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free), and on the Funds’ website at www.spdrs.com.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Full Portfolio Schedule

The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request, by calling 1-800-787-2257 (toll free) and on the SEC’s website at www.sec.gov.

SPDR Dow Jones Total Market ETF
SPDR Dow Jones Large Cap ETF
SPDR Dow Jones Large Cap Growth ETF
SPDR Dow Jones Large Cap Value ETF
SPDR Dow Jones Mid Cap ETF
SPDR Dow Jones Mid Cap Growth ETF
SPDR Dow Jones Mid Cap Value ETF
SPDR Dow Jones Small Cap ETF
SPDR Dow Jones Small Cap Growth ETF
SPDR Dow Jones Small Cap Value ETF

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

TRUSTEES AND OFFICERS

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
And Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Independent Trustees
FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	104	SPDR Index Shares Funds (Trustee).
DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Chair of the Audit Committee	Term: Unlimited Served: since September 2000	Retired.	104	Penson Worldwide Inc. (Director); SPDR Index Shares Funds (Trustee).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired (2005-present); Managing Director, Columbia Management Group, Bank of America (1984-2005).	104	SPDR Index Shares Funds (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	104	SPDR Index Shares Funds (Trustee); Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Retired (July 2009-present); Chief Executive Officer, Rydex Investments (2003-2009).	104	SPDR Index Shares Funds (Trustee).

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
And Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Interested Trustee
JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee and President	Term: Unlimited Served as President: since May 2005, Served as Trustee: since April 2010	President, SSgA Funds Management Inc. (2005-present); Principal, SSgA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (2006-present); Principal, State Street Global Advisors (2000-2006).	135	SPDR Index Shares Funds (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Positions(s)	Length of	During Past
And Year of Birth	with Funds	Time Served	5 Years

Officers
ANTHONY ROCHTE SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1968	Vice President	Term: Unlimited Served: since May 2010	Senior Managing Director, State Street Global Advisors (2006-present); National Sales Manager, Barclays Global Investors (2000-2006).
ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	Vice President	Term: Unlimited Served: since March 2008	Vice President and Chief Operating Officer, SSgA Funds Management, Inc. (1992-present)*; Managing Director, State Street Global Advisors (1992-present).*
MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors (2005-present)*; Assistant Vice President, State Street Bank and Trust Company (2000-2004).
GARY L. FRENCH State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 1951	Treasurer	Term: Unlimited Served: since May 2005	Senior Vice President, State Street Bank and Trust Company (2002-present); Managing Director, Deutsche Bank (2001-2002).
RYAN M. LOUVAR State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1972	Secretary	Term: Unlimited Served: since August 2008	Vice President and Senior Counsel, State Street Bank and Trust Company (2005-present); Counsel, BISYS Group, Inc. (2000-2005) (a financial services company).
MARK E. TUTTLE State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1970	Assistant Secretary	Term: Unlimited Served: since August 2007	Vice President and Counsel, State Street Bank & Trust Company (2007-present); Assistant Counsel, BISYS Group, Inc. (2005-2007*) (a financial services company).
LAURA F. HEALY State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 1964	Assistant Treasurer	Term: Unlimited Served: since November 2007	Vice President, State Street Bank and Trust Company (2002-present).*

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Positions(s)	Length of	During Past
And Year of Birth	with Funds	Time Served	5 Years

CHAD C. HALLETT State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 1969	Assistant Treasurer	Term: Unlimited Served: since May 2006	Vice President, State Street Bank and Trust Company (2001-present).*
MATTHEW FLAHERTY State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 1971	Assistant Treasurer	Term: Unlimited Served: since May 2005	Assistant Vice President, State Street Bank and Trust (1994-present).*
JULIE B. PIATELLI SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	Chief Compliance Officer	Term: Unlimited Served: since August 2007	Principal and Senior Compliance Officer, SSgA Funds Management, Inc. (2004-present); Vice President, State Street Global Advisors (2004-present); Senior Manager, PricewaterhouseCoopers, LLP (1999-2004)

*	Served in various capacities during noted time period.

Additional information regarding the Trustees is available in the Trust’s statement of additional information which is available upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds’ website at www.spdrs.com.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR Dow Jones Large Cap Growth ETF (ELG)
SPDR Dow Jones Large Cap Value ETF (ELV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR Dow Jones Mid Cap Growth ETF (EMG)
SPDR Dow Jones Mid Cap Value ETF (EMV)
SPDR Dow Jones Small Cap ETF (DSC)
SPDR Dow Jones Small Cap Growth ETF (DSG)
SPDR Dow Jones Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR KBW Mortgage Finance ETF (KME)
SPDR KBW Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)
SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital High Yield Bond ETF (JNK)

SPDR Index Shares Funds
SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

State Street Global Markets, LLC, member FINRA and SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
James E. Ross, President
Anthony Rochte, Vice President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Julie B. Piatelli, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC is a member of FINRA and SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com
Please read the prospectus carefully before you invest.

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns

For SPDR Dow Jones Small Cap ETF, SPDR Dow Jones Small Cap Growth ETF, SPDR Dow Jones Small Cap Value ETF, SPDR Morgan Stanley Technology ETF, SPDR Dow Jones REIT ETF, SPDR KBW Bank ETF, SPDR KBW Capital Markets ETF, SPDR KBW Insurance ETF, SPDR KBW Regional Banking ETF, SPDR KBW Mortgage Finance ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR Homebuilders ETF, SPDR Semiconductor ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF and SPDR S&P Retail ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For SPDR DJ Global Titans ETF: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

For SPDR Wells Fargo Preferred Stock ETF: Preferred Securities are subordinated to bonds and other debt instruments, and will be subject to greater credit risk. The fund may contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; inflation risk; and issuer call risk. The Fund may invest in US dollar-denominated securities of foreign issuers traded in the United States.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Morgan Stanley, Keefe, Bruyette & Woods, Inc., Standard & Poor's and Wells Fargo & Company. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, transfer agent and administrator shareholder servicing agent.

SPDR® is a registered trademark of Standard & Poor Financial Services LLC ("S&P") and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Standard & Poor S&P SPDR S&P 500 and Select Sector SPDRs are registered trademark of Standard & Poor Financial Services LLC and have been licensed for use by State Street Corporation.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Please read the prospectus carefully before you invest or send money.
© 2010 State Street Corporation SPDREQAR

IBG-2391

For more complete information, please call 866.787.2257 or visit www.spdrs.com today

SPDR® Series Trust – Fixed Income Funds

Annual Report June 30, 2010

SPDRs

State Street Global Advisors

Precise in a world that isn't.[SM]

SPDR® Series Trust — Fixed Income Funds Annual Report June 30, 2010 Precise in a world that isn’t. SM

President’s Letter to Shareholders	1
Management Discussion of Fund Performance & Portfolio Summary
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)	2
SPDR Barclays Capital TIPS ETF (IPE)	6
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)	10
SPDR Barclays Capital Long Term Treasury ETF (TLO)	14
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)	18
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)	22
SPDR Barclays Capital Convertible Securities ETF (CWB)	26
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)	30
SPDR Barclays Capital Aggregate Bond ETF (LAG)	34
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)	38
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)	42
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)	46
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)	50
SPDR Nuveen S&P® VRDO Municipal Bond ETF (VRD)	54
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)	58
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	59
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)	63
SPDR Barclays Capital International Treasury Bond ETF (BWX)	67
SPDR Barclays Capital International Corporate Bond ETF (IBND)	71
SPDR Barclays Capital High Yield Bond ETF (JNK)	72
SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)	76
Schedules of Investments
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)	80
SPDR Barclays Capital TIPS ETF (IPE)	81
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)	82
SPDR Barclays Capital Long Term Treasury ETF (TLO)	84
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)	85
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)	90
SPDR Barclays Capital Convertible Securities ETF (CWB)	94
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)	98
SPDR Barclays Capital Aggregate Bond ETF (LAG)	99
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)	105
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)	112
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)	114
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)	116
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	124
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)	126
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	128
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)	130
SPDR Barclays Capital International Treasury Bond ETF (BWX)	132

SPDR Barclays Capital International Corporate Bond ETF (IBND)	135
SPDR Barclays Capital High Yield Bond ETF (JNK)	138
SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)	142
Financial Statements	148
Financial Highlights	168
Notes to Financial Statements	178
Report of Independent Registered Public Accounting Firm	197
Other Information	198

President’s Letter to Shareholders

Dear Shareholders,

The past year has been volatile, marked by an initial phase of strong growth and a recovering economy, followed by a period of unease and risk aversion in the markets. The fiscal year began with signs that the U.S. economy was slowly getting back on track. Treasury rates began to rise and the global economy continued to build a foundation for growth as the market crisis moved further into the past. Even in the midst of these strong results, in early 2010, investors began to worry about the robustness of sovereign credits in the face of continued concerns over the health of the Greek economy, a lack of confidence in vacillating government policy statements and continued questioning the outlook of a global recovery. As the European situation unfolded, U.S. investors began to question the U.S. government’s ability to provide additional stimulus given record deficits and official interest rates already near zero. In the final fiscal quarter, markets which had demonstrated strength through the post-crisis relief rally in 2009 cooled off. In particular, emerging market stocks and commodities stalled as some areas of the emerging world took steps to slow their pace of growth.

Additional information on the SPDR Series Trust exchange-traded funds (“ETFs”), including Management’s Discussion of Fund Performance, can be found in the enclosed June 30, 2010 Annual Report.

In conjunction with our efforts to expand the family of SPDR ETFs, State Street launched 6 SPDR ETFs since July 2009.

New International SPDRs

The SPDR S&P Russia ETF (Ticker Symbol: RBL) is designed to provide investors with access to companies domiciled in Russia, the world’s largest producer of natural gas and oil.

New Fixed Income SPDRs

The SPDR Barclays Capital International Corporate Bond ETF (Ticker Symbol: IBND) provides investors with cost efficient exposure to investment-grade corporate bonds outside of the US. The SPDR Barclays Capital Short Term Corporate Bond ETF (Ticker Symbol: SCPB) offers improved access to investment grade short term corporate bonds.

Effective April 1, 2010, SSgA Funds Management, Inc., adviser to the SPDR Series Trust, entered into a sub-advisory agreement with Nuveen Asset Management, a recognized leader in the municipal bond market, for municipal bond SPDR ETFs, including the newly launched SPDR Nuveen S&P VRDO Municipal Bond ETF (Ticker Symbol: VRD). The first new ETF developed with Nuveen provides investors with exposure to Build America Bonds through the SPDR Nuveen Barclays Capital Build America Bond ETF (Ticker Symbol: BABS).

New Preferred Stock SPDR

The SPDR Wells Fargo Preferred Stock ETF (Ticker Symbol: PSK) provides investors with access to preferred stock.

Each of these new ETFs was created to meet the demands of our investors, and in the months ahead, we look forward to launching new ETFs that will provide additional opportunities for those looking to diversify their portfolios. Given our heritage as the industry’s pioneer, my colleagues and I take great pride in these new additions to our SPDR family and we look forward to continuing to help you reach your investment goals in the days ahead. On behalf of the SPDR Series Trust, I thank you for your continued support.

Sincerely,

James Ross

1

SPDR Barclays Capital 1-3 Month T-Bill ETF —
Management’s Discussion of Fund Performance

The SPDR® Barclays Capital 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. In seeking the objective, the Fund uses a passive management strategy designed to track the total return performance of the Barclays Capital 1-3 Month U.S. Treasury Bill Index (the “Index”).

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 0.00%, and the total return for the Index was 0.12%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses and slight variations between the Fund’s holdings and the Index constituents.

Demand for short-dated Treasuries remained high during the Reporting Period, as volatility and uncertainty in other asset classes often provoked a flight to Treasury securities. Early in the first quarter of 2010, the U.S. Government voted to raise the debt ceiling, allowing the Treasury to resume issuance of Supplementary Financing Program bills. This additional supply helped offset the large demand and 1-3 month T-bills have typically traded in the low to middle part of the Fed Funds Target Range of 0.00%-0.25%. Demand for 1-3 month Treasury Bills was particularly high at each fiscal quarter-end as window dressing persisted and yields approached 0.00% at times.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

2

SPDR Barclays Capital 1-3 Month T-Bill ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.1345%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	1-3 MONTH U.S.	NET ASSET	MARKET	1-3 MONTH U.S.
	VALUE	VALUE	TREASURY BILL INDEX	VALUE	VALUE	TREASURY BILL INDEX

ONE YEAR	0.00%*	0.00%*	0.12%	0.00%*	0.00%*	0.12%

THREE YEARS	4.00%	4.00%	4.23%	1.32%	1.32%	1.39%

SINCE INCEPTION (1)	4.51%	4.55%	4.74%	1.43%	1.44%	1.51%

(1)	For the period May 25, 2007 to June 30, 2010.
*	Amount represents less than 0.005%.

3

SPDR Barclays Capital 1-3 Month T-Bill ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Barclays Capital
	SPDR Barclays	1-3 Month
	Capital 1-3	U.S. Treasury
	Month T-Bill	Bill Index
	ETF (a)	(b)
5/25/07	10000	10000
5/30/07	10009	10009
6/30/07	10048	10049
7/31/07	10084	10087
8/31/07	10134	10137
9/30/07	10170	10172
10/31/07	10199	10203
11/30/07	10236	10242
12/31/07	10260	10271
1/31/08	10298	10310
2/28/09	10312	10324
3/31/08	10332	10346
4/30/08	10343	10358
5/31/08	10348	10364
6/30/08	10366	10381
7/31/08	10380	10399
8/31/08	10395	10414
9/30/08	10416	10433
10/31/08	10428	10446
11/30/08	10437	10452
12/31/08	10440	10452
1/31/09	10440	10452
2/28/09	10442	10454
3/31/09	10443	10456
4/30/09	10445	10460
5/31/09	10446	10461
6/30/09	10447	10462
7/31/09	10447	10464
8/31/09	10448	10466
9/30/09	10449	10468
10/31/09	10449	10469
11/30/09	10449	10469
12/31/09	10448	10469
1/31/10	10448	10470
2/28/10	10448	10470
3/31/10	10448	10471
4/30/10	10448	10472
5/31/10	10448	10473
6/30/10	10451	10474

4

SPDR Barclays Capital 1-3 Month T-Bill ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	UNITED STATES	UNITED STATES	UNITED STATES	UNITED STATES	UNITED STATES
	TREASURY BILL	TREASURY BILL	TREASURY BILL	TREASURY BILL	TREASURY BILL
DESCRIPTION	0.15%, 8/26/2010	0.15%, 9/23/2010	0.17%, 9/30/2010	0.15%, 9/16/2010	0.14%, 9/2/2010

MARKET VALUE	$197,916,109	153,506,880	105,413,013	103,574,539	101,732,507

% OF NET ASSETS	18.8%	14.6	10.0	9.8	9.6

ASSET ALLOCATION AS OF JUNE 30, 2010*

	PERCENT OF
	NET ASSETS

U.S. Treasury Obligations	100.0%
Short Term Investments	0.0	**
Other Assets & Liabilities	0.0	**

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

5

SPDR Barclays Capital TIPS ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. The Fund is benchmarked to the Barclays U.S. Government Inflation-Linked Bond Index (the “Index”), which measures the performance of the inflation protected public obligations of the U.S. Treasury.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 9.33%, and the total return for the Index was 9.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses and slight variations between the Fund’s holdings and the Index constituents. In addition, the decline in liquidity and increased transaction costs experienced during the first half of 2010 also contributed to performance deviation.

The performance of the Index in any period is primarily driven by real yield changes, inflation accruals and real coupon accrual. The second half of 2009 was characterized by continued optimism of government supported global recovery, without growing fears of inflation. Real yields continued to fall during this period. For example, 10 year real yields fell to 1.07% by December, after posting a high of 1.88% in July. Growth and inflation expectations began to wane as the calendar turned, with many reported economic indicators surprising on the lower side of expectations.

Bond market participants focused on the contagion risks of peripheral economies in Europe during the first half of 2010. Dollar denominated securities, especially US Treasuries, benefited from this flight to quality and flight to the dollar. Inflation accruals remained positive, and real yields continued to fall to the lows of the year by June.

The best performing securities within the Index were longer dated Treasury Inflation Protected Securities (“TIPS”) with maturities greater than 10 years. This subcomponent of the Index enjoyed an 11.66% return over the time period. This compares to a 5.76% return for TIPS with a maturity less than 5 years.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

6

SPDR Barclays Capital TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.1845%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			U.S. GOVERNMENT			U.S. GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	9.33%	9.46%	9.53%	9.33%	9.46%	9.53%

THREE YEARS	24.30%	24.49%	24.61%	7.52%	7.57%	7.61%

SINCE INCEPTION (1)	23.96%	24.10%	24.35%	7.17%	7.21%	7.28%

(1)	For the period May 25, 2007 to June 30, 2010.

7

SPDR Barclays Capital TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Barclays U.S.
	SPDR Barclays	Government Inflation-linked
	Capital TIPS	Bond Index
	ETF (a)	(b)
5/25/07	10000	10000
5/30/07	9990	9995
6/30/07	9973	9979
7/31/07	10170	10207
8/31/07	10294	10300
9/30/07	10429	10430
10/31/07	10548	10551
11/30/07	10962	10974
12/31/07	10941	10967
1/31/08	11366	11372
2/28/09	11512	11526
3/31/08	11501	11527
4/30/08	11258	11283
5/31/08	11292	11303
6/30/08	11465	11491
7/31/08	11407	11414
8/31/08	11499	11528
9/30/08	11056	11074
10/31/08	10098	10157
11/30/08	10175	10283
12/31/08	10686	10779
1/31/09	10861	10869
2/28/09	10645	10659
3/31/09	11267	11286
4/30/09	11046	11068
5/31/09	11283	11298
6/30/09	11338	11355
7/31/09	11352	11369
8/31/09	11441	11461
9/30/09	11683	11704
10/31/09	11823	11847
11/30/09	12152	12178
12/31/09	11880	11910
1/31/10	12070	12099
2/28/10	11928	11955
3/31/10	11939	11972
4/30/10	12225	12264
5/31/10	12222	12259
6/30/10	12396	12435

8

SPDR Barclays Capital TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	BOND,	BOND,	NOTE,	BOND,	NOTE,
DESCRIPTION	2.38%, 1/15/2025	3.88%, 4/15/2029	3.00%, 7/15/2012	3.63%, 4/15/2028	2.00%, 1/15/2014

MARKET VALUE	$23,345,800	22,615,649	19,509,987	19,188,245	16,865,376

% OF NET ASSETS	6.2%	6.0	5.1	5.1	4.4

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.2%
Short Term Investments	9.9
Other Assets & Liabilities	(9.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

9

SPDR Barclays Capital Intermediate Term Treasury ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year sector of the United States Treasury market. The Fund is benchmarked to the Barclays Capital Intermediate U.S. Treasury Index (the “Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 year and less than 10 years.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 5.73%, and the total return for the Index was 5.84%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses and slight variations between the Fund’s holdings and the Index constituents.

Over the past two years, auction sizes have increased across the curve, although more so in the front to intermediate sector, especially with the introduction of 3 and 7 year Treasuries. The frequency and sizes of long-end auctions have also increased, but at a more gradual pace. Uncertainty over regulatory issues, the wind down of the Fed stimulus programs, and fears of contagion from sovereign risk has lead to the flight to quality trade into Treasuries, which has remained the dominant theme throughout the past year.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

10

SPDR Barclays Capital Intermediate Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.1345%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	INTERMEDIATE	NET ASSET	MARKET	INTERMEDIATE
	VALUE	VALUE	U.S. TREASURY INDEX	VALUE	VALUE	U.S. TREASURY INDEX

ONE YEAR	5.73%	5.64%	5.84%	5.73%	5.64%	5.84%

THREE YEARS	23.21%	23.19%	23.28%	7.20%	7.20%	7.23%

SINCE INCEPTION (1)	23.19%	23.19%	23.37%	6.94%	6.94%	7.00%

(1)	For the period May 23, 2007 to June 30, 2010.

11

SPDR Barclays Capital Intermediate Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Barclays	Barclays Capital
	Capital Intermediate	Intermediate U.S.
	Term Treasury	Treasury Index
	ETF (a)	(b)
5/23/07	10000	10000
5/30/07	9983	9991
6/30/07	9998	10007
7/31/07	10129	10147
8/31/07	10288	10298
9/30/07	10350	10360
10/31/07	10414	10425
11/30/07	10691	10705
12/31/07	10711	10727
1/31/08	10979	10996
2/28/09	11125	11143
3/31/08	11199	11215
4/30/08	11015	11028
5/31/08	10911	10923
6/30/08	10971	10983
7/31/08	11030	11044
8/31/08	11135	11147
9/30/08	11208	11222
10/31/08	11286	11297
11/30/08	11707	11715
12/31/08	11940	11946
1/31/09	11767	11770
2/28/09	11721	11721
3/31/09	11909	11911
4/30/09	11777	11780
5/31/09	11699	11702
6/30/09	11651	11658
7/31/09	11696	11702
8/31/09	11777	11784
9/30/09	11843	11850
10/31/09	11864	11872
11/30/09	12022	12030
12/31/09	11768	11778
1/31/10	11933	11945
2/28/10	11983	11995
3/31/10	11901	11913
4/30/10	11992	12006
5/31/10	12148	12164
6/30/10	12319	12337

12

SPDR Barclays Capital Intermediate Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	UNITED STATES	UNITED STATES	UNITED STATES	UNITED STATES	UNITED STATES
	TREASURY NOTE	TREASURY NOTE	TREASURY NOTE	TREASURY NOTE	TREASURY NOTE
DESCRIPTION	3.38%, 11/15/2019	1.75%, 4/15/2013	2.50%, 4/30/2015	3.63%, 8/15/2019	3.13%, 5/15/2019

MARKET VALUE	$5,178,450	5,113,750	4,556,156	4,490,395	3,888,265

% OF NET ASSETS	2.1%	2.1	1.9	1.9	1.6

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.1%
Short Term Investments	11.1
Other Assets & Liabilities	(10.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

13

SPDR Barclays Capital Long Term Treasury ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market. The Fund is benchmarked to the Barclays Capital Long U.S. Treasury Index (the “Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 or more years.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 11.93%, and the total return for the Index was 12.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses and slight variations between the Fund’s holdings and the Index constituents.

Over the past two years, auction sizes have increased across the curve, although more so in the front to intermediate sector, especially with the introduction of 3 and 7 year Treasuries. The frequency and sizes of long-end auctions have also increased, but at a more gradual pace. Uncertainty over regulatory issues, the wind down of the Fed stimulus programs, and fears of contagion from sovereign risk has lead to the flight to quality trade into Treasuries, which has remained the dominant theme throughout the past year.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

14

SPDR Barclays Capital Long Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Long Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.1345%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	LONG U.S. TREASURY	NET ASSET	MARKET	LONG U.S. TREASURY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	11.93%	11.96%	12.02%	11.93%	11.96%	12.02%

THREE YEARS	35.53%	35.59%	35.48%	10.67%	10.68%	10.65%

SINCE INCEPTION (1)	34.31%	34.27%	34.37%	9.96%	9.95%	9.97%

(1)	For the period May 23, 2007 to June 30, 2010.

15

SPDR Barclays Capital Long Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Barclays	Barclays Capital
	Capital Long	Long U.S.
	Term Treasury	Treasury Index
	ETF (a)	(b)
5/23/07	10000	10000
5/30/07	9996	10003
6/30/07	9910	9919
7/31/07	10131	10185
8/31/07	10364	10374
9/30/07	10391	10403
10/31/07	10537	10550
11/30/07	11017	11035
12/31/07	10971	10991
1/31/08	11261	11281
2/28/09	11310	11330
3/31/08	11409	11428
4/30/08	11191	11209
5/31/08	10969	10986
6/30/08	11161	11174
7/31/08	11153	11166
8/31/08	11429	11443
9/30/08	11473	11489
10/31/08	11103	11114
11/30/08	12468	12481
12/31/08	13620	13633
1/31/09	12448	12454
2/28/09	12323	12328
3/31/09	12918	12920
4/30/09	12252	12252
5/31/09	11920	11916
6/30/09	12000	11996
7/31/09	12070	12068
8/31/09	12300	12295
9/30/09	12540	12538
10/31/09	12364	12363
11/30/09	12582	12578
12/31/09	11872	11870
1/31/10	12181	12178
2/28/10	12213	12211
3/31/10	11982	11979
4/30/10	12314	12313
5/31/10	12839	12842
6/30/10	13431	13437

16

SPDR Barclays Capital Long Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	UNITED STATES	UNITED STATES	UNITED STATES	UNITED STATES	UNITED STATES
	TREASURY BOND	TREASURY BOND	TREASURY BOND	TREASURY BOND	TREASURY BOND
DESCRIPTION	4.38%, 11/15/2039	4.50%, 8/15/2039	4.63%, 2/15/2040	4.25%, 5/15/2039	8.00%, 11/15/2021

MARKET VALUE	$1,812,816	1,592,755	1,444,764	1,427,693	1,276,893

% OF NET ASSETS	7.7%	6.7	6.1	6.0	5.4

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	98.8%
Short Term Investments	9.3
Other Assets & Liabilities	(8.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

17

SPDR Barclays Capital Intermediate Term Credit Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital Intermediate Term Credit Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States investment bond market. The Fund is benchmarked to the Barclays Capital U.S. Intermediate Credit Index (the “Index”), which tracks the intermediate term (1-10 years) sector of the United States investment bond market.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 11.85%, and the total return for the Index was 13.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period can be attributed to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology. In the declining volatility of the rally, sampling resulted in increased performance deviation.

Market conditions in fiscal year 2010 generated significant total returns for the Reporting period. The fixed income market provided investors with a low-cost entry level into the economic sensitive credit market. As the risk premium declined investors committed large amounts of assets into the credit market. Additionally the Treasury interest rate declined with consideration that the economic recovery would be slow and delayed. These two events created one of the strongest rallies in total return experience in the bond market.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

18

SPDR Barclays Capital Intermediate Term Credit Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Intermediate Term Credit Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.1500%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	U.S. INTERMEDIATE	NET ASSET	MARKET	U.S. INTERMEDIATE
	VALUE	VALUE	CREDIT INDEX	VALUE	VALUE	CREDIT INDEX

ONE YEAR	11.85%	10.76%	13.00%	11.85%	10.76%	13.00%

SINCE INCEPTION (1)	15.05%	15.69%	19.57%	10.64%	11.08%	13.80%

(1)	For the period February 10, 2009 to June 30, 2010.

19

SPDR Barclays Capital Intermediate Term Credit Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Barclays
	Capital Intermediate	Barclays Capital
	Term Credit	U.S. Intermediate
	Bond ETF	Credit Index
	(a)	(b)
2/10/09	10000	10000
2/28/09	9640	9819
3/31/09	9695	9835
4/30/09	9886	10096
5/31/09	10158	10395
6/30/09	10286	10580
7/31/09	10618	10900
8/31/09	10744	11074
9/30/09	10869	11226
10/31/09	10946	11319
11/30/09	11097	11496
12/31/09	11000	11407
1/31/10	11157	11585
2/28/10	11208	11637
3/31/10	11236	11677
4/30/10	11375	11813
5/31/10	11334	11787
6/30/10	11505	11957

20

SPDR Barclays Capital Intermediate Term Credit Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	BANK OF	KREDITANSTALT	EUROPEAN	EUROPEAN
	AMERICA CORP.	FUER WIEDERAUFBAU	INVESTMENT BANK	INVESTMENT BANK	CITIGROUP, INC.
DESCRIPTION	4.90%, 5/1/2013	3.25%, 3/15/2013	3.13%, 7/15/2011	4.25%, 7/15/2013	5.50%, 4/11/2013

MARKET VALUE	$2,263,034	2,159,611	2,106,724	1,918,730	1,876,345

% OF NET ASSETS	2.0%	1.9	1.9	1.7	1.7

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	90.1%
Foreign Government Obligations	6.9
Short Term Investments	16.3
Other Assets & Liabilities	(13.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

21

SPDR Barclays Capital Long Term Credit Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital Long Term Credit Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States investment bond market. The Fund is benchmarked to the Barclays Capital U.S. Long Credit Index (the “Index”), which measures the performance of the long term (10+ years) sector of the United States investment bond market.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 16.76%, and the total return for the Index was 20.12%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period can be attributed to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology. In the declining volatility of the rally, sampling resulted in increased performance deviation.

Market conditions in fiscal year 2010 generated significant total returns for the period. The fixed income market provided investors with a low-cost entry level into the economic sensitive credit market. As the risk premium declined investors committed large amounts of assets into the credit market. Additionally the Treasury interest rate declined with consideration that the economic recovery would be slow and delayed. These two events created one of the strongest rallies in total return experience in the bond market.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

22

SPDR Barclays Capital Long Term Credit Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Long Term Credit Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.1500%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	U.S. LONG CREDIT	NET ASSET	MARKET	U.S. LONG CREDIT
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	16.76%	17.60%	20.12%	16.76%	17.60%	20.12%

SINCE INCEPTION (1)	31.59%	32.77%	37.31%	23.32%	24.17%	27.47%

(1)	For the period March 10, 2009 to June 30, 2010.

23

SPDR Barclays Capital Long Term Credit Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Barclays
	Capital Long	Barclays Capital
	Term Credit	U.S. Long
	Bond ETF	Credit Index
	(a)	(b)
3/10/09	10000	10000
3/31/09	10017	10123
4/30/09	10388	10436
5/31/09	10823	10933
6/30/09	11270	11431
7/31/09	12015	12162
8/31/09	12197	12440
9/30/09	12470	12800
10/31/09	12439	12774
11/30/09	12519	12927
12/31/09	12303	12707
1/31/10	12458	12902
2/28/10	12476	12938
3/31/10	12502	12964
4/30/10	12880	13383
5/31/10	12726	13266
6/30/10	13159	13731

24

SPDR Barclays Capital Long Term Credit Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

		JP MORGAN
	AT&T CORP.,	CHASE CAPITAL XXV,	PFIZER, INC.,	WACHOVIA BANK NA,	MERCK & CO, INC.,
DESCRIPTION	8.00%, 11/15/2031	6.80%, 10/1/2037	7.20%, 3/15/2039	6.60%, 1/15/2038	6.50%, 12/1/2033

MARKET VALUE	$704,118	562,115	532,095	491,811	487,769

% OF NET ASSETS	2.1%	1.7	1.6	1.5	1.5

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	80.3%
Foreign Government Obligations	8.6
Municipal Bonds & Notes	7.0
Short Term Investments	12.9
Other Assets & Liabilities	(8.8)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

25

SPDR Barclays Capital Convertible Securities ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets with outstanding issue sizes greater than $500 million. The Fund is benchmarked to the Barclays Capital U.S. Convertible Bond >$500MM Index (the “Index”), which measures the performance United States convertible securities markets with outstanding issue sizes greater than $500 million.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 19.92%, and the total return for the Index was 20.27%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The Index is strongly correlated with equity returns and is subject to many of the same return and volatility factors. Additionally, securities held and, consequently, the Fund overall are affected by changes in the interest rates, default probabilities, and macro-economic factors. In particular, the Reporting Period was a period of positive performance in equity markets making the convert option of the convertible securities held gain in value. This was the largest driver of Fund performance for the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

26

SPDR Barclays Capital Convertible Securities ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Convertible Securities ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.4000%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			U.S. CONVERTIBLE			U.S. CONVERTIBLE
	NET ASSET	MARKET	BOND	NET ASSET	MARKET	BOND
	VALUE	VALUE	>$500MM INDEX	VALUE	VALUE	>$500MM INDEX

ONE YEAR	19.92%	18.58%	20.27%	19.92%	18.58%	20.27%

SINCE INCEPTION (1)	27.40%	27.30%	32.79%	22.08%	22.00%	26.38%

(1)	For the period April 14, 2009 to June 30, 2010.

27

SPDR Barclays Capital Convertible Securities ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Barclays
	SPDR Barclays	Capital U.S.
	Capital Convertible	Convertible Bond
	Securities ETF	> $500MM
	(a)	Index (b)
4/14/09	10000	10000
4/30/09	10023	10308
5/31/09	10471	10877
6/30/09	10624	11040
7/31/09	11370	11742
8/31/09	11679	12154
9/30/09	12184	12690
10/31/09	12069	12598
11/30/09	12564	13098
12/31/09	13000	13556
1/31/10	12701	13287
2/28/10	13071	13687
3/31/10	13620	14263
4/30/10	13771	14380
5/31/10	13112	13641
6/30/10	12740	13279

28

SPDR Barclays Capital Convertible Securities ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	WELLS FARGO & CO.,			BANK OF AMERICA CORP.,	FORD MOTOR CO.
	SERIES L,	CITIGROUP, INC.,	FORD MOTOR CO.,	SERIES L,	CAPITAL TRUST II,
DESCRIPTION	7.50%, 12/31/2049	7.50%, 12/15/2012	4.25%, 11/15/2016	7.25%, 12/31/2049	6.50%, 1/15/2032

MARKET VALUE	$7,913,500	7,842,200	7,477,365	6,537,600	5,485,637

% OF NET ASSETS	3.0%	3.0	2.9	2.5	2.1

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Convertible Corporate Bonds & Notes	78.3%
Convertible Preferred Stocks	20.6
Common Stocks	0.6
Short Term Investments	14.1
Other Assets & Liabilities	(13.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

29

SPDR Barclays Capital Mortgage Backed Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market. The Fund is benchmarked to the Barclays Capital U.S. MBS Index (the “Index”), which measures the performance of the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 8.31%, and the total return for the Index was 7.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The continued support of the Fed has been a positive for the market through the second half of 2009. The decision to extend the length of the program out to March 2010 prevented continued spread widening while allowing traditional mortgage investors to re-enter the market.

Since the Fed has been involved in the agency mortgage backed securities (“MBS”) market, implied financing rates in the dollar market have generally been very attractive through the end of 2009, especially compared with the high cost of funding observed at the end of 2008. As the spike in refinancing activity has yet to materialize, premium dollar rolls have continued to trade through fail.

Despite the end of the Fed program, buyout reinvestment and limited net supply helped keep spreads in check. Government-sponsored enterprise buyouts of delinquent pools lead to a significant increase in prepayments over the second quarter 2010, causing a loss in the carry advantage of these premium coupons during low levels of volatility. However, prepayment speeds have normalized across coupons once the purchases were completed.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

30

SPDR Barclays Capital Mortgage Backed Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS CAPITAL	NET ASSET	MARKET	BARCLAYS CAPITAL
	VALUE	VALUE	U.S. MBS INDEX	VALUE	VALUE	U.S. MBS INDEX

ONE YEAR	8.31%	8.72%	7.47%	8.31%	8.72%	7.47%

SINCE INCEPTION (1)	9.94%	10.02%	9.60%	6.72%	6.77%	6.49%

(1)	For the period January 15, 2009 to June 30, 2010.

31

SPDR Barclays Capital Mortgage Backed Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Barclays
	Capital Mortgage	Barclays Capital
	Backed Bond	U.S. MBS
	ETF(a)	Index(b)
1/15/09	10000	10000
1/31/09	9919	9928
2/28/09	9973	9986
3/31/09	10108	10127
4/30/09	10131	10156
5/31/09	10145	10185
6/30/09	10151	10197
7/31/09	10252	10281
8/31/09	10313	10350
9/30/09	10394	10433
10/31/09	10477	10507
11/30/09	10619	10641
12/31/09	10467	10491
1/31/10	10622	10631
2/28/10	10638	10650
3/31/10	10648	10653
4/30/10	10700	10717
5/31/10	10855	10837
6/30/10	10994	10960

32

SPDR Barclays Capital Mortgage Backed Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	FANNIE MAE,	FREDDIE MAC,	FANNIE MAE,	GINNIE MAE,	FANNIE MAE,
DESCRIPTION	5.50%, 30YR TBA	5.00%, 30YR TBA	4.50%, 30YR TBA	5.00%, 30YR TBA	6.00%, 30YR TBA

MARKET VALUE	$4,132,133	2,643,555	2,331,914	1,917,000	1,843,969

% OF NET ASSETS	15.1%	9.7	8.5	7.0	6.7

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

U.S. Government Agency MBS TBA	99.7%
Short Term Investments	96.7
Other Assets & Liabilities	(96.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

33

SPDR Barclays Capital Aggregate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. The Fund is benchmarked to the Barclays Capital U.S. Aggregate Index (the “Index”), which represents the securities of the U.S. dollar denominated investment grade bond market.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 9.36%, and the total return for the Index was 9.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The positive total return for the Index was driven by lower rates and tighter credit spreads. The U.S. Treasury component of the Index earned a 6.67% return for the 12-month period as rates grinded lower in the first half of 2010. Uncertainty over the winding down of Fed stimulus measures, indecision surrounding regulatory changes, concern of slower growth in China, distress over the sovereign debt and budget problems coming out of the Euro zone, and a fear of a double-dip recession all contributed to the flight-to-quality rally. Despite the concern that these issues would lead to more global systemic problems for the capital markets, positive earnings momentum and demand from investors searching for yield, led to tighter spreads across all spread sectors of the Index. The Aggregate Index earned a 3.52% excess return over similar duration matched treasuries for the period. While Commercial Mortgage Backed Security spreads narrowed the most generating 24.48% excess return for the sector and contributing about 0.78% excess return to the Aggregate Index, the size and tightening in the U.S. Credit sector contributed the most excess return of the major spread sectors.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

34

SPDR Barclays Capital Aggregate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Aggregate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.1845%.*

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	U.S. AGGREGATE	NET ASSET	MARKET	U.S. AGGREGATE
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	9.36%	8.87%	9.50%	9.36%	8.87%	9.50%

THREE YEARS	28.28%	25.13%	24.39%	7.81%	7.76%	7.55%

SINCE INCEPTION (1)	24.64%	24.58%	23.94%	7.35%	7.33%	7.15%

(1)	For the period May 23, 2007 to June 30, 2010.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% until October 31, 2010.

35

SPDR Barclays Capital Aggregate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Barclays	Barclays Capital
	Capital Aggregate	U.S. Aggregate
	Bond ETF(a)	Index(b)
5/23/07	10000	10000
5/30/07	9983	9993
6/30/07	9948	9963
7/31/07	10017	10046
8/31/07	10158	10169
9/30/07	10240	10247
10/31/07	10331	10339
11/30/07	10522	10525
12/31/07	10499	10554
1/31/08	10739	10732
2/28/09	10779	10747
3/31/08	10790	10783
4/30/08	10753	10761
5/31/08	10660	10682
6/30/08	10657	10673
7/31/08	10660	10665
8/31/08	10764	10766
9/30/08	10627	10622
10/31/08	10434	10371
11/30/08	10875	10708
12/31/08	11254	11108
1/31/09	11155	11010
2/28/09	11104	10968
3/31/09	11224	11121
4/30/09	11236	11174
5/31/09	11331	11256
6/30/09	11397	11320
7/31/09	11582	11502
8/31/09	11686	11622
9/30/09	11807	11744
10/31/09	11863	11801
11/30/09	12025	11953
12/31/09	11829	11767
1/31/10	12009	11947
2/28/10	12049	11991
3/31/10	12045	11977
4/30/10	12158	12101
5/31/10	12263	12203
6/30/10	12464	12394

36

SPDR Barclays Capital Aggregate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

				UNITED STATES
	FANNIE MAE	FREDDIE MAC	FREDDIE MAC	TREASURY NOTES	FREDDIE MAC
DESCRIPTION	5.50%, 30 YR TBA	5.00%, 30 YR TBA	6.00%, 30 YR TBA	3.13%, 5/15/2019	4.50%, 30 YR TBA

MARKET VALUE	$14,489,297	12,160,352	9,009,391	7,145,670	5,903,062

% OF NET ASSETS	6.6%	5.5	4.1	3.2	2.7

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

U.S. Government Agency MBS TBA	33.8%
U.S. Treasury Obligations	30.0
Corporate Bonds & Notes	25.5
U.S. Government Agency Obligations	6.4
Commercial Mortgage Backed Securities	3.3
Foreign Government Obligations	1.8
Asset Backed	0.5
Municipal Bonds & Notes	0.4
Short Term Investments	36.9
Other Assets & Liabilities	(38.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

37

SPDR Nuveen Barclays Capital Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Capital Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. The Fund is benchmarked to the Barclays Capital Municipal Managed Money Index (the “Index”), which tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 8.50%, and the total return for the Index was 8.78%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

As the second quarter drew to a close, signs of weakness in the economy began to overshadow signs of improvement. Spending by businesses and households appeared to have been constrained by the various uncertainties in the economy. In this environment, it is not surprising that companies are cautious about increasing their investment in capital goods and in personnel, and that investors have bid up the prices of safe assets like U.S. Treasuries while fleeing equities. Weakness in the housing and labor markets in the United States and austerity measures being contemplated by European governments led to a general decline in tax-exempt interest rates. Furthermore, compared to one year ago, the municipal yield curve is flatter. New issue supply of traditional tax exempt bonds was down nearly 24% when compared to the second quarter of 2009. Taxable municipal debt in the form of Build America Bonds has taken much of the traditional municipal supply out of the market. Credit conditions in the municipal market are beginning to show their first sign of improvement. Municipalities are beginning to experience the effect of increased taxes and expenditure cuts.

The municipal market has normalized a great deal since the turmoil experienced late in 2008. Generally, the technical picture of the market has been quite strong as demand has remained firm on the perception that individual tax rates will rise at some point in the future. Add to this the drop in conventional tax exempt supply as many issuers have tapped the taxable bond market through the Build America Bond program enacted by the Federal government. The fundamental picture, however, has not been as bright as State and Local Government revenues experienced large declines during this prolonged recession. Credit conditions in the municipal market, however, are beginning to show their first signs of improvement as increased taxes and expenditure cuts begin to take hold.

Over the past 12 months, bonds from some of the more depressed states experienced a rebound. Among these states were California, Florida and New York. Longer maturities outperformed shorter maturities as the municipal yield curve flattened. While the Fund and its Index generally hold securities rated AA or better, the higher credit quality bonds underperformed the lower investment grade portions of the market.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

38

SPDR Nuveen Barclays Capital Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.3000%.*

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	MUNICIPAL MANAGED	NET ASSET	MARKET	MUNICIPAL MANAGED
	VALUE	VALUE	MONEY INDEX	VALUE	VALUE	MONEY INDEX

ONE YEAR	8.50%	8.39%	8.78%	8.50%	8.39%	8.78%

SINCE INCEPTION (1)	14.83%	14.98%	16.07%	5.05%	5.11%	5.46%

(1)	For the period September 11, 2007 to June 30, 2010.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.20% until October 31, 2010.

39

SPDR Nuveen Barclays Capital Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Nuveen
	Barclays Capital	Barclays Capital
	Municipal Bond	Municipal Managed
	ETF(a)	Money Index(b)
9/11/2007	10000	10000
9/30/07	9928	9952
10/31/07	9967	9995
11/30/07	10068	10082
12/31/07	10120	10119
1/31/08	10252	10231
2/28/09	9697	9660
3/31/08	9994	10011
4/30/08	10143	10162
5/31/08	10208	10230
6/30/08	10073	10097
7/31/08	10128	10151
8/31/08	10264	10290
9/30/08	9735	9744
10/31/08	9726	9737
11/30/08	9811	9813
12/31/08	10088	10105
1/31/09	10397	10472
2/28/09	10428	10499
3/31/09	10434	10510
4/30/09	10646	10721
5/31/09	10704	10784
6/30/09	10583	10670
7/31/09	10753	10841
8/31/09	10914	11011
9/30/09	11298	11412
10/31/09	10996	11117
11/30/09	11133	11245
12/31/09	11150	11264
1/31/10	11199	11313
2/28/10	11325	11434
3/31/10	11257	11374
4/30/10	11372	11500
5/31/10	11482	11605
6/30/10	11483	11607

40

SPDR Nuveen Barclays Capital Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

NEW YORK, NY,
	TRIBOROUGH	MILWAUKEE, WI,	CALIFORNIA, STATE
	BRIDGE & TUNNEL	GENERAL OBLIGATION,	DEPARTMENT OF WATER
	AUTHORITY REVENUE,	PROMISORY NOTES,	RESOURCES REVENUE,	COUNTY OF	NEW JERSEY, STATE
	SERIES A-2	SERIES N1	SERIES L	HARRIS TX,	GENERAL OBLIGATION,
DESCRIPTION	5.00%, 11/15/2029	5.00%, 2/1/2019	5.00%, 5/1/2020	5.00%, 10/1/2024	5.00%, 6/1/2019

MARKET VALUE	$13,480,810	12,837,308	11,325,800	11,244,000	11,090,139

% OF NET ASSETS	1.4%	1.4	1.2	1.2	1.2

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.5%
Short Term Investments	0.2
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

41

SPDR Nuveen Barclays Capital California Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Capital California Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the California municipal bond market and provides income that is exempt from federal and California state income taxes. The Fund is benchmarked to the Barclays Capital Managed Money Municipal California Index (the “Index”), which tracks publicly traded California municipal bonds that cover the U.S. dollar denominated California tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 10.67%, and the total return for the Index was 10.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

As the second quarter drew to a close, signs of weakness in the economy began to overshadow signs of improvement. Spending by businesses and households appeared to have been constrained by the various uncertainties in the economy. In this environment, it is not surprising that companies are cautious about increasing their investment in capital goods and in personnel, and that investors have bid up the prices of safe assets like U.S. Treasuries while fleeing equities. Weakness in the housing and labor markets in the United States and austerity measures being contemplated by European governments led to a general decline in tax-exempt interest rates. Furthermore, compared to one year ago, the municipal yield curve is flatter. New issue supply of traditional tax exempt bonds was down nearly 24% when compared to the second quarter of 2009. Taxable municipal debt in the form of Build America Bonds has taken much of the traditional municipal supply out of the market. Credit conditions in the municipal market are beginning to show their first sign of improvement. Municipalities are also beginning to experience the effect of increased taxes and expenditure cuts.

The municipal market has normalized a great deal since the turmoil experienced late in 2008. Generally, the technical picture of the market has been quite strong as demand has remained firm on the perception that individual tax rates will rise at some point in the future. Add to this the drop in conventional tax exempt supply as many issuers have tapped the taxable bond market through the Build America Bond program enacted by the Federal government. The fundamental picture, however, has not been as bright as State and Local Government revenues experienced large declines during this prolonged recession. Credit conditions in the municipal market, however, are beginning to show their first signs of improvement as increased taxes and expenditure cuts begin to take hold.

Over the past 12 months, bonds from some of the more depressed states experienced a rebound. Among these states were California, Florida and New York. Returns generated from California bond funds were quite strong. Longer maturities outperformed shorter maturities as the municipal yield curve flattened. While the Fund and its Index generally hold securities rated AA or better, the higher credit quality bonds underperformed the lower investment grade portions of the market.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

42

SPDR Nuveen Barclays Capital California Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital California Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			MANAGED MONEY			MANAGED MONEY
	NET ASSET	MARKET	MUNICIPAL	NET ASSET	MARKET	MUNICIPAL
	VALUE	VALUE	CALIFORNIA INDEX	VALUE	VALUE	CALIFORNIA INDEX

ONE YEAR	10.67%	10.82%	10.66%	10.67%	10.82%	10.66%

SINCE INCEPTION (1)	13.51%	13.56%	14.19%	4.76%	4.78%	4.99%

(1)	For the period October 10, 2007 to June 30, 2010.

43

SPDR Nuveen Barclays Capital California Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Nuveen	Barclays Capital
	Barclays Capital	Managed Money
	California Municipal	Municipal California
	Bond ETF(a)	Index(b)
10/10/07	10000	10000
10/31/07	10014	10100
11/30/07	10093	10149
12/31/07	10130	10173
1/31/08	10184	10213
2/28/09	9600	9618
3/31/08	9939	9960
4/30/08	10110	10156
5/31/08	10195	10236
6/30/08	10054	10080
7/31/08	10075	10094
8/31/08	10202	10251
9/30/08	9597	9644
10/31/08	9554	9580
11/30/08	9538	9549
12/31/08	9774	9818
1/31/09	10111	10173
2/28/09	10215	10258
3/31/09	10147	10195
4/30/09	10395	10444
5/31/09	10470	10524
6/30/09	10257	10317
7/31/09	10401	10486
8/31/09	10741	10792
9/30/09	11290	11354
10/31/09	10909	10953
11/30/09	10924	10985
12/31/09	10979	11038
1/31/10	11008	11107
2/28/10	11150	11233
3/31/10	11120	11222
4/30/10	11300	11408
5/31/10	11380	11469
6/30/10	11351	11419

44

SPDR Nuveen Barclays Capital California Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

LOS ANGELES
	COUNTY, CA,			UNIVERSITY OF
	METROPOLITAN		GROSSMONT, CA,	SOUTHERN CALIFORNIA,
	TRANSPORTATION	LOS ANGELES, CA,	UNION HIGH SCHOOL	EDUCATIONAL	LOS ANGELES, CA,
	AUTHORITY, SALES	UNIFIED SCHOOL	DISTRICT, ELECTION	FACILITIES AUTHORITY,	HARBOR DEPARTMENT
	TAX REVENUE,	DISTRICT, SERIES A-1,	OF 2004,	REVENUE, SERIES A,	REVENUE, SERIES A,
DESCRIPTION	5.00%, 7/1/2026	4.50%, 1/1/2028	5.00%, 8/1/2033	4.75%, 10/1/2037	5.00%, 8/1/2029

MARKET VALUE	$2,708,750	1,893,280	1,803,532	1,743,045	1,586,947

% OF NET ASSETS	4.1%	2.9	2.8	2.7	2.4

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.5%
Short Term Investments	0.1
Other Assets & Liabilities	1.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

45

SPDR Nuveen Barclays Capital New York Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Capital New York Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the New York municipal bond market and provides income that is exempt from federal and New York state income taxes. The Fund is benchmarked to the Barclays Capital Managed Money Municipal New York Index (the “Index”), which tracks publicly traded New York municipal bonds that cover the U.S. dollar denominated New York tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 9.66%, and the total return for the Index was 9.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

As the second quarter drew to a close, signs of weakness in the economy began to overshadow signs of improvement. Spending by businesses and households appeared to have been constrained by the various uncertainties in the economy. In this environment, it is not surprising that companies are cautious about increasing their investment in capital goods and in personnel, and that investors have bid up the prices of safe assets like U.S. Treasuries while fleeing equities. Weakness in the housing and labor markets in the United States and austerity measures being contemplated by European governments led to a general decline in tax-exempt interest rates. Furthermore, compared to one year ago, the municipal yield curve is flatter. New issue supply of traditional tax exempt bonds was down nearly 24% when compared to the second quarter of 2009. Taxable municipal debt in the form of Build America Bonds has taken much of the traditional municipal supply out of the market. Credit conditions in the municipal market are beginning to show their first sign of improvement. Municipalities are also beginning to experience the effect of increased taxes and expenditure cuts.

The municipal market has normalized a great deal since the turmoil experienced late in 2008. Generally, the technical picture of the market has been quite strong as demand has remained firm on the perception that individual tax rates will rise at some point in the future. Add to this the drop in conventional tax exempt supply as many issuers have tapped the taxable bond market through the Build America Bond program enacted by the Federal government. The fundamental picture, however, has not been as bright as State and Local Government revenues experienced large declines during this prolonged recession. Credit conditions in the municipal market, however, are beginning to show their first signs of improvement as increased taxes and expenditure cuts begin to take hold.

Over the past 12 months, bonds from some of the more depressed states experienced a rebound. Among these states were California, Florida and New York. Returns generated from New York bond funds were quite strong. Longer maturities outperformed shorter maturities as the municipal yield curve flattened. While the Fund and its Index generally hold securities rated AA or better, the higher credit quality bonds underperformed the lower investment grade portions of the market.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

46

SPDR Nuveen Barclays Capital New York Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital New York Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			MANAGED MONEY			MANAGED MONEY
	NET ASSET	MARKET	MUNICIPAL NEW YORK	NET ASSET	MARKET	MUNICIPAL NEW YORK
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	9.66%	7.65%	9.51%	9.66%	7.65%	9.51%

SINCE INCEPTION (1)	14.71%	14.81%	14.79%	5.17%	5.21%	5.20%

(1)	For the period October 11, 2007 to June 30, 2010.

47

SPDR Nuveen Barclays Capital New York Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Nuveen
	Barclays Capital	Barclays Capital
	New York	Managed Money
	Municipal Bond	Municipal New
	ETF(a)	York Index(b)
10/11/07	10000	10000
10/31/07	10032	10100
11/30/07	10103	10147
12/31/07	10115	10171
1/31/08	10239	10237
2/28/09	9697	9644
3/31/08	10017	9996
4/30/08	10166	10171
5/31/08	10228	10239
6/30/08	10108	10111
7/31/08	10147	10161
8/31/08	10266	10278
9/30/08	9668	9666
10/31/08	9642	9620
11/30/08	9624	9582
12/31/08	9868	9811
1/31/09	10199	10228
2/28/09	10279	10274
3/31/09	10271	10258
4/30/09	10493	10492
5/31/09	10547	10555
6/30/09	10461	10482
7/31/09	10641	10658
8/31/09	10814	10848
9/30/09	11246	11312
10/31/09	10938	10960
11/30/09	11043	11070
12/31/09	11108	11097
1/31/10	11153	11164
2/28/10	11279	11273
3/31/10	11252	11229
4/30/10	11365	11386
5/31/10	11470	11494
6/30/10	11471	11479

48

SPDR Nuveen Barclays Capital New York Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

NEW YORK, STATE
		HOUSING FINANCE	NEW YORK,		HAVERSTRAW-STONY
		AGENCY, PERSONAL	TRIBOROUGH	NEW YORK, STATE	POINT CENTRAL, NY,
	NEW YORK, STATE	INCOME TAX	BRIDGE & TUNNEL	POWER AUTHORITY,	SCHOOL DISTRICT,
	GENERAL OBLIGATION	REVENUE, SERIES A	AUTHORITY, REVENUE,	SERIES A,	GENERAL OBLIGATION
DESCRIPTION	5.00%, 4/15/2015	5.00%, 3/15/2039	5.00%, 11/15/2037	4.50%, 11/15/2047	3.00%, 10/15/2026

MARKET VALUE	$1,149,720	844,960	784,657	700,833	681,688

% OF NET ASSETS	4.6%	3.4	3.1	2.8	2.7

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.2%
Short Term Investments	0.7
Other Assets & Liabilities	1.1

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

49

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR® Nuveen Barclays Capital Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes. The Fund is benchmarked to the Barclays Capital Managed Money Municipal Short Term Index (the “Index”), which tracks publicly traded municipal bonds that cover the US dollar denominated short-term tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 3.60%, and the total return for the Index was 4.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The Fund has lagged its underlying Index by 0.62% over the last 12 months. Of the 0.62% difference between the Fund and the Index, 0.20% represents management fee. Tracking error is wider on this Fund due to the high amount of demand for short maturity high quality paper in the municipal market in recent years. Index eligible bonds are hard to source for this strategy and we accept cash creations. Growth of the Fund has been strong and deploying this cash has caused some degree of deviation versus the Index. We employ a large degree of sampling in this strategy. At the end of the Reporting Period, the Index had 3,247 constituents while the Fund held slightly less than 350 of these names. We seek to match the duration, convexity, coupon, State and sector distributions as best as possible, however, the Fund will never obtain an exact match at any given time.

As the second quarter drew to a close, signs of weakness in the economy began to overshadow signs of improvement. Spending by businesses and households appeared to have been constrained by the various uncertainties pervading the economy. In this environment, it is not surprising that companies are cautious about increasing their investment in capital goods and in personnel, and investors have bid up the prices of safe assets like US Treasuries while fleeing equities. Weakness in the housing and labor markets in the United States and austerity measures being contemplated by European governments led to a general decline in tax-exempt interest rates. Furthermore, compared to one year ago, the municipal yield curve is flatter. New issue supply of traditional tax exempt bonds was down nearly 24% when compared to the second quarter of 2009. Taxable municipal debt in the form of Build America Bonds has taken much of the traditional municipal supply out of the market. Credit conditions in the municipal market are beginning to show their first sign of improvement. Municipalities are also beginning to experience the effect of increased taxes and expenditure cuts.

The municipal market has normalized a great deal since the turmoil experienced late in 2008. Generally, the technical picture of the market has been quite strong as demand has remained firm on the perception that individual tax rates will rise at some point in the future. Add to this the drop in conventional tax exempt supply as many issuers have tapped the taxable bond market through the Build America Bond program enacted by the Federal government. The fundamental picture, however, has not been as bright as State and Local Government revenues experienced large declines during this prolonged recession. Credit conditions in the municipal market, however, are beginning to show their first signs of improvement as increased taxes and expenditure cuts begin to take hold.

Over the past 12 months, bonds from some of the more depressed states experienced a rebound. Among these states were California, Florida and New York. Longer maturities outperformed shorter maturities as the municipal yield curve flattened. While the Fund and its Index generally hold securities rated AA or better, the higher credit quality bonds underperformed the lower investment grade portions of the market.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

50

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			MANAGED MONEY			MANAGED MONEY
	NET ASSET	MARKET	MUNICIPAL	NET ASSET	MARKET	MUNICIPAL
	VALUE	VALUE	SHORT TERM INDEX	VALUE	VALUE	SHORT TERM INDEX

ONE YEAR	3.60%	3.43%	4.22%	3.60%	3.43%	4.22%

SINCE INCEPTION (1)	13.60%	13.65%	15.52%	4.79%	4.81%	5.43%

(1)	For the period October 10, 2007 to June 30, 2010.

51

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Nuveen	Barclays Capital
	Barclays Capital	Managed Money
	Short Term	Municipal Short
	Municipal Bond	Term Index
	ETF (a)	(b)
10/10/07	10000	10000
10/31/07	10027	10100
11/30/07	10114	10181
12/31/07	10161	10232
1/31/08	10376	10453
2/28/09	10213	10300
3/31/08	10370	10444
4/30/08	10355	10441
5/31/08	10385	10478
6/30/08	10316	10411
7/31/08	10420	10530
8/31/08	10523	10633
9/30/08	10386	10492
10/31/08	10395	10498
11/30/08	10551	10656
12/31/08	10681	10784
1/31/09	10919	11022
2/28/09	10875	10971
3/31/09	10921	11022
4/30/09	10968	11075
5/31/09	10956	11076
6/30/09	10965	11084
7/31/09	11096	11222
8/31/09	11076	11217
9/30/09	11163	11322
10/31/09	11102	11267
11/30/09	11232	11397
12/31/09	11234	11408
1/31/10	11266	11447
2/28/10	11318	11506
3/31/10	11237	11431
4/30/10	11281	11478
5/31/10	11339	11533
6/30/10	11360	11552

52

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	NEW YORK, TRIBOROUGH		SOUTH CAROLINA,		CONNECTICUT,
	BRIDGE & TUNNEL		STATE GENERAL		STATE GENERAL
	AUTHORITY, REVENUE	STATE OF	OBLIGATION	STATE OF	OBLIGATION
	SERIES A-1	CONNECTICUT	SERIES A	ARKANSAS	SERIES A
DESCRIPTION	4.00%, 11/15/2038	5.00%, 12/1/2014	4.00%, 6/1/2015	4.00%, 8/1/2014	5.00%, 1/1/2015

MARKET VALUE	$21,443,400	17,242,350	16,683,300	16,493,550	16,013,480

% OF NET ASSETS	1.7%	1.4	1.3	1.3	1.3

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.6%
Short Term Investments	0.8
Other Assets & Liabilities	0.6

TOTAL	100.0%

53

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen S&P VRDO Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of variable rate demand obligations (“VRDOs”) issued by municipalities. The Fund is benchmarked to the S&P National AMT-Free Municipal VRDO Index (the “Index”), which measures the performance of VRDOs issued by municipalities.

For the period ended June 30, 2010* (the “Reporting Period”), the total return for the Fund was 0.23%, and the total return for the Index was 0.24%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

As the second quarter drew to a close, sign of weakness in the economy began to overshadow signs of improvement. Spending by businesses and households appeared to have been constrained by the various uncertainties in the economy. In this environment, it is not surprising that companies are cautious about increasing their investment in capital goods and in personnel, and that investors have bid up the prices of safe assets like U.S. Treasuries while fleeing equities. Weakness in the housing and labor markets in the United States and austerity measures being contemplated by European governments led to a general decline in tax-exempt interest rates. Furthermore, compared to one year ago, the municipal yield curve is flatter. New issue supply of traditional tax exempt bonds was down nearly 24% when compared to the second quarter of 2009. Taxable municipal debt in the form of Build America Bonds has taken much of the traditional municipal supply out of the market. Credit conditions in the municipal market are beginning to show their first sign of improvement. Municipalities are beginning to experience the effect of increased taxes and expenditure cuts.

The municipal market has normalized a great deal since the turmoil experienced late in 2008. Generally, the technical picture of the market has been quite strong as demand has remained firm on the perception that individual tax rates will rise at some point in the future. Add to this the drop in conventional tax exempt supply as many issuers have tapped the taxable bond market through the Build America Bond program enacted by the Federal government. The fundamental picture, however, has not been as bright as State and Local Government revenues experienced large declines during this prolonged recession. Credit conditions in the municipal market, however, are beginning to show their first signs of improvement as increased taxes and expenditure cuts begin to take hold.

Yields for variable rate demand notes compressed over the last year as the municipal market recovered. Issuers whose paper was backed by weaker liquidity providers were able to replace them with stronger providers. Additionally, many issuers converted their variable rate debt to fixed rates in response to the smaller universe of acceptable bond insurers and liquidity providers.

* For the period September 23, 2009 (commencement of operations) to June 30, 2010.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

54

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (09/23/09, 09/24/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P VRDO Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.2000%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P NATIONAL			S&P NATIONAL
	NET ASSET	MARKET	AMT-FREE MUNICIPAL	NET ASSET	MARKET	AMT-FREE MUNICIPAL
	VALUE	VALUE	VRDO INDEX	VALUE	VALUE	VRDO INDEX

SINCE INCEPTION (1)	0.23%	−0.03%	0.24%	N/A	N/A	N/A

(1)	For the period September 23, 2009 to June 30, 2010.

55

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Nuveen
	S&P VRDO	S&P National
	Municipal Bond	AMT-Free Municipal
	ETF(a)	VRDO Index(b)
9/23/2009	10000	10000
9/30/2009	10000	10000
10/31/2009	10003	10003
11/30/2009	10002	10006
12/31/2009	10005	10009
1/1/2010	10005	10011
2/1/2010	10006	10013
3/1/2010	10006	10015
4/1/2010	10007	10018
5/1/2010	10012	10020
6/1/2010	10023	10024

56

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

			CALIFORNIA STATEWIDE	CALIFORNIA STATEWIDE
	CHICAGO, IL, BOARD OF	ARIZONA, SPORTS &	COMMUNITIES	COMMUNITIES	CHARLOTTE, NC,
	EDUCATION, GENERAL	TOURISM AUTHORITY,	DEVELOPMENT	DEVELOPMENT	HEALTH CARE SYSTEMS
	OBLIGATION, SERIES B,	SENIOR REVENUE,	AUTHORITY REVENUE,	AUTHORITY REVENUE,	REVENUE, SERIES F,
DESCRIPTION	0.37%, 3/1/2032	2.50%, 7/1/2036	0.40%, 4/1/2033	3.20%, 10/1/2036	0.37%, 1/15/2042

MARKET VALUE	$730,000	700,000	700,000	700,000	700,000

% OF NET ASSETS	4.9%	4.7	4.7	4.7	4.7

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.8%
Short Term Investments	0.8
Other Assets & Liabilities	(0.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

57

SPDR Nuveen Barclays Capital Build America Bond ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

					NEW YORK, NY,
		ILLINOIS, STATE		MASSACHUSETTS,	METROPOLITAN
	CALIFORNIA, STATE	TOLL HIGHWAY	CLARK COUNTY, NV,	STATE GENERAL	TRANSPORTATION
	GENERAL OBLIGATION,	AUTHORITY REVENUE,	AIRPORT REVENUE,	OBLIGATION,	AUTHORITY REVENUE,
DESCRIPTION	7.55%, 4/1/2039	5.85%, 12/1/2034	6.88%, 7/1/2042	4.91%, 5/1/2029	6.67%, 11/15/2039

MARKET VALUE	$670,656	508,690	418,988	412,343	357,458

% OF NET ASSETS	6.6%	5.0	4.1	4.1	3.5

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds And Notes	98.8%
Short Term Investments	3.3
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

58

SPDR DB International Government Inflation-Protected Bond ETF —
Management’s Discussion of Fund Performance

The SPDR DB International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States. The Fund is benchmarked to the DB Global Government ex-US Inflation-Linked Bond Capped Index (the “Index”), which measures the performance of the inflation-linked government bond markets of developed and emerging market countries outside of the United States.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 2.03%, and the total return for the Index was 2.05%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The performance of the Index in any period is primarily driven by real yield changes, inflation accruals, currency movements, and real coupon accrual. The second half of 2009 was characterized by continued optimism of government supported global recovery, without significant fears of inflation. Interest rates remained relatively stable in this environment, allowing bond investors to accrue coupon interest but had little change in capital appreciation or depreciation. Ten year real yields in UK Linkers, for example, traded in the 1.3% to 0.80% range until falling precipitously in October. Inflation expectations began to wane, with reported inflation prints surprising on the lower side of expectations. A new range was established, with real yields centering on 0.60%.

The relatively surprising strength and stability of the U.S. economy late in 2009 created a bid for the U.S. Dollar versus other currencies. The U.S. Dollar strengthened against British Pound Sterling, reaching a high of 1.43 by May 2010, while it continued strengthening against the Euro peaking at 1.19 in June. These currency moves serve to detract from Index performance when measured in U.S. dollars due to the un-hedged index construction.

Sovereign risk, specifically in the peripheral countries in Europe, dominated bond market focus in the first half of 2010. The effect on Index performance was mostly negative. Inflation expectations were already very low going into the New Year, leaving little room for further drops in real yields. Coupon accruals were not large enough to compensate for the deterioration in currency exchange rates.

The Fund seeks to match major risk factors of the Index including but not limited to country exposure, currency exposure, overall duration, and country duration. With the decline in liquidity and increased transactions costs experienced during the first half of 2010, the number of rebalancing trades was reduced. This lead to lower transactions costs for the Fund than what would have been incurred but may have led to increased tracking error during the period. The majority of the securities within the Index posted positive total returns during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

59

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR DB International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.5000%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DB GLOBAL			DB GLOBAL
			GOVERNMENT EX-U.S.			GOVERNMENT EX-U.S.
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND CAPPED INDEX	VALUE	VALUE	BOND CAPPED INDEX

ONE YEAR	2.03%	0.74%	2.05%	2.03%	0.74%	2.05%

SINCE INCEPTION (1)	−10.21%	−10.64%	−7.55%	−4.57%	−4.77%	−3.36%

(1)	For the period March 13, 2008 to June 30, 2010.

60

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR DB	DB Global
	International Government	Government ex-US
	Inflation-Protected Bond	Inflation-Linked Bond
	ETF(a)	Capped Index(b)
3/13/2008	10000	10000
3/31/2008	9867	9939
4/30/2008	9780	9914
5/31/2008	9848	9999
6/30/2008	9927	10111
7/31/2008	9964	10177
8/31/2008	9567	9776
9/30/2008	8915	9100
10/31/2008	7529	7718
11/30/2008	7365	7562
12/31/2008	8023	8223
1/31/2009	7636	7828
2/28/2009	7370	7563
3/31/2009	7836	8040
4/30/2009	8112	8326
5/31/2009	8681	8934
6/30/2009	8801	9059
7/31/2009	9077	9358
8/31/2009	9250	9520
9/30/2009	9452	9744
10/31/2009	9600	9897
11/30/2009	9834	10134
12/31/2009	9508	9763
1/31/2010	9412	9675
2/28/2010	9315	9580
3/31/2010	9510	9774
4/30/2010	9505	9778
5/31/2010	8987	9262
6/30/2010	8979	9245

61

SPDR DB International Government Inflation-Protected Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	UNITED KINGDOM	REPUBLIC	GOVERNMENT OF	REPUBLIC	UNITED KINGDOM
	TREASURY BOND,	OF FRANCE,	JAPAN 10 YEAR BOND,	OF FRANCE,	TREASURY BOND,
DESCRIPTION	1.25%, 11/22/2027	2.25%, 7/25/2020	1.10%, 12/10/2016	1.00%, 7/25/2017	1.88%, 11/22/2022

MARKET VALUE	$71,989,824	51,943,713	40,943,183	40,162,507	34,942,251

% OF NET ASSETS	8.5%	6.1	4.8	4.7	4.1

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Foreign Government Obligations	98.9%
Short Term Investments	1.1
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

62

SPDR Barclays Capital Short Term International Treasury Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries. The Fund is benchmarked to the Barclays Capital 1-3 Year Global Treasury ex-US Capped Index (the “Index”), which tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was −2.32%, and the total return for the Index was −1.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses and slight variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The returns for international bonds were mixed as Australia, Japan, South Korea, South Africa, Canada and Mexico exhibited large positive returns, but uncertainty in the economic recovery in Europe and a depreciation of the Euro contributed to negative returns for France, Germany, Greece, Italy and Spain. Greece was downgraded below investment grade in early June 2010 and exited the Index at the end of the month.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

63

SPDR Barclays Capital Short Term International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.3500%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			1-3 YEAR GLOBAL			1-3 YEAR GLOBAL
	NET ASSET	MARKET	TREASURY EX-US	NET ASSET	MARKET	TREASURY EX-US
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

ONE YEAR	−2.32%	−2.87%	−1.88%	−2.32%	−2.87%	−1.88%

SINCE INCEPTION (1)	3.75%	3.16%	4.59%	2.56%	2.16%	3.12%

(1)	For the period January 15, 2009 to June 30, 2010.

64

SPDR Barclays Capital Short Term International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Barclays	Barclays Capital
	Capital Short	1-3 Year
	Term International	Global Treasury
	Treasury Bond	ex-US Capped
	ETF(a)	Index(b)
1/15/2009	10000	10000
1/31/2009	9849	9886
2/28/2009	9534	9573
3/31/2009	9891	9940
4/30/2009	10085	10120
5/31/2009	10676	10720
6/30/2009	10622	10658
7/31/2009	10839	10880
8/31/2009	10980	11019
9/30/2009	11263	11304
10/31/2009	11304	11358
11/30/2009	11616	11676
12/31/2009	11125	11186
1/31/2010	11005	11077
2/28/2010	11002	11073
3/31/2010	10913	10990
4/30/2010	10787	10877
5/31/2010	10366	10420
6/30/2010	10375	10459

65

SPDR Barclays Capital Short Term International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	GOVERNMENT OF JAPAN	GOVERNMENT OF JAPAN	REPUBLIC OF	REPUBLIC OF	FEDERAL REPUBLIC
	5 YEAR BOND,	5 YEAR BOND,	ITALY,	ITALY,	OF GERMANY,
DESCRIPTION	1.20%, 9/20/2011	1.50%, 6/20/2012	4.25%, 10/15/2012	5.25%, 8/1/2011	4.00%, 4/13/2012

MARKET VALUE	$13,373,239	7,203,202	5,097,222	4,981,573	4,615,921

% OF NET ASSETS	9.9%	5.3	3.8	3.7	3.4

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Foreign Government Obligations	93.3%
Short Term Investments	1.7
Other Assets & Liabilities	5.0

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

66

SPDR Barclays Capital International Treasury Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment-grade countries outside the United States. The Fund is benchmarked to the Barclays Capital Global Treasury Ex-US Capped Index (the “Index”), which tracks fixed-rate local currency sovereign debt of investment-grade countries outside the United States.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was −0.01%, and the total return for the Index was 0.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses and slight variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The returns for international bonds were mixed as Australia, Japan, South Africa, Canada and Mexico exhibited large positive returns, but there was uncertainty in the economic recovery in Europe and a depreciation of the Euro contributed to negative returns for France, Germany, Greece, Italy and Spain. Greece was downgraded below investment grade in early June 2010 and exited the Index at the end of the month.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

67

SPDR Barclays Capital International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/02/07, 10/05/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.5000%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	GLOBAL TREASURY	NET ASSET	MARKET	GLOBAL TREASURY
	VALUE	VALUE	EX-US CAPPED INDEX	VALUE	VALUE	EX-US CAPPED INDEX

ONE YEAR	−0.01%	−0.83%	0.41%	−0.01%	−0.83%	0.41%

SINCE INCEPTION (1)	9.48%	9.29%	12.24%	3.35%	3.29%	4.31%

(1)	For the period October 2, 2007 to June 30, 2010.

68

SPDR Barclays Capital International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Barclays Capital
	SPDR Barclays	Global Treasury
	Capital International	ex -
	Treasury Bond	US Capped
	ETF(a)	Index (b)
10/2/2007	10000	10000
10/31/2007	10254	10273
11/30/2007	10440	10477
12/31/2007	10367	10411
1/31/2008	10705	10769
2/28/2009	10997	11075
3/31/2008	11346	11438
4/30/2008	11044	11143
5/31/2008	10899	10998
6/30/2008	10895	11010
7/31/2008	10996	11109
8/31/2008	10625	10749
9/30/2008	10345	10474
10/31/2008	9764	9881
11/30/2008	10012	10177
12/31/2008	10828	11025
1/31/2009	10160	10359
2/28/2009	9878	10080
3/31/2009	10288	10500
4/30/2009	10435	10647
5/31/2009	10936	11164
6/30/2009	10949	11182
7/31/2009	11229	11474
8/31/2009	11440	11699
9/30/2009	11726	11996
10/31/2009	11759	12032
11/30/2009	12131	12428
12/31/2009	11533	11813
1/31/2010	11431	11722
2/28/2010	11455	11748
3/31/2010	11377	11670
4/30/2010	11245	11541
5/31/2010	10901	11146
6/30/2010	10948	11224

69

SPDR Barclays Capital International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	GOVERNMENT OF	GOVERNMENT OF	FEDERAL REPUBLIC	FEDERAL REPUBLIC	REPUBLIC
	JAPAN 10 YEAR BOND,	JAPAN 10 YEAR BOND,	OF GERMANY,	OF GERMANY,	OF ITALY,
DESCRIPTION	1.50%, 9/20/2014	1.30%, 6/20/2012	4.50%, 1/4/2013	4.25%, 7/4/2017	4.75%, 2/1/2013

MARKET VALUE	$57,445,863	53,487,183	41,691,663	38,543,534	32,557,880

% OF NET ASSETS	5.5%	5.2	4.0	3.7	3.1

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Foreign Government Obligations	94.6%
Short Term Investment	0.3
Other Assets & Liabilities	5.1

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

70

SPDR Barclays Capital International Corporate Bond ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	RABOBANK	GE CAPITAL	THE GOLDMAN	UBS	E.ON INTERNATIONAL
	NEDERLAND NV,	EUROPEAN FUNDING,	SACHS GROUP, INC.,	AG/LONDON,	FINANCE BV,
DESCRIPTION	4.00%, 9/10/2015	4.75%, 7/30/2014	4.00%, 2/2/2015	4.88%, 1/21/2013	5.88%, 10/30/2037

MARKET VALUE	$232,776	129,635	96,573	89,927	81,393

% OF NET ASSETS	3.9%	2.2	1.6	1.5	1.4

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	96.9%
Short Term Investments	0.1
Other Assets & Liabilities	3.0

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

71

SPDR Barclays Capital High Yield Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. The Fund is benchmarked to the Barclays Capital High Yield Very Liquid Index (the “Index”), which measures the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity.

For the 12-month period ended June 30, 2010 (the “Reporting Period”), the total return for the Fund was 24.22%, and the total return for the Index was 27.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology. In addition, performance deviation was also caused by elevated market and price volatility over the period.

The strong performance in the Index for the Reporting Period occurred primarily in the last half of 2009. It was driven by the increasing risk appetite of investors and their continued demand for higher yields and return. Along with equities, high yield products were a highly favored investment in 2009. High yield debt issuance was strong and the option adjusted spread of the Index ground tighter by 358 basis points between July and December of 2009. Performance of the Fund was also affected by the Fund’s assets growing and spreads ground tighter before cash could be put to work in the market.

The tides turned as we entered 2010. With the brief exception of March 2010, demand was not strong enough to keep spreads from retreating in the first six months of the year, generating a negative 2% excess return for the Index. Following in-stride with the equity markets, most of the sell-off occurred in May. The damaging news and concern over budgetary and debt problems coming out of Euro-zone economies, along with uncertainty surrounding financial regulatory changes in the U.S., the BP oil spill, and fear of a double-dip recession all played a part in slowing the economic rally.

The financial sector led the industrial and utilities sectors in the past 12-months. Higher risk was rewarded as issues rated Ca and lower added a significant amount of excess return, issues rated CCC added slightly less, and BB and B rated names followed adding respectable returns over duration matched Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

72

SPDR Barclays Capital High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/04/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.4000%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	HIGH YIELD VERY	NET ASSET	MARKET	HIGH YIELD VERY
	VALUE	VALUE	LIQUID INDEX	VALUE	VALUE	LIQUID INDEX

ONE YEAR	24.22%	20.73%	27.67%	24.22%	20.73%	27.67%

SINCE INCEPTION (1)	8.18%	7.81%	22.36%	3.08%	2.95%	8.11%

(1)	For the period November 28, 2007 to June 30, 2010.

73

SPDR Barclays Capital High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Barclays	Barclays Capital
	Capital High	High Yield
	Yield Bond	Very Liquid
	ETF(a)	Index(b)
11/28/2007	10000	10000
11/30/2007	10000	10053
12/31/2007	10034	10095
1/31/2008	9746	9912
2/28/2009	9534	9718
3/31/2008	9559	9752
4/30/2008	10001	10248
5/31/2008	10009	10306
6/30/2008	9690	9986
7/31/2008	9558	9846
8/31/2008	9542	9848
9/30/2008	8602	8863
10/31/2008	7130	7281
11/30/2008	6444	6567
12/31/2008	7003	7233
1/31/2009	7288	7742
2/28/2009	6832	7318
3/31/2009	7113	7619
4/30/2009	8041	8692
5/31/2009	8569	9364
6/30/2009	8709	9586
7/31/2009	9292	10296
8/31/2009	9359	10432
9/30/2009	9952	11116
10/31/2009	10083	11298
11/30/2009	10123	11343
12/31/2009	10539	11824
1/31/2010	10592	11903
2/28/2010	10576	11905
3/31/2010	10933	12322
4/30/2010	11191	12631
5/31/2010	10647	12013
6/30/2010	10818	12236

74

SPDR Barclays Capital High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

			AMERICAN INTERNATIONAL		COMMUNITY HEALTH
	CIT GROUP, INC.,	LYONDELL CHEMICAL CO.,	GROUP, INC.,	GMAC, INC.,	SYSTEMS, INC.,
DESCRIPTION	7.00%, 5/1/2017	11.00%, 5/1/2018	8.18%, 5/15/2068	6.88%, 9/15/2011	8.88%, 7/15/2015

MARKET VALUE	$186,750,000	99,958,072	89,645,250	88,639,259	82,800,094

% OF NET ASSETS	4.3%	2.3	2.1	2.1	1.9

ASSET ALLOCATION AS OF JUNE 30, 2010*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.5%
Short Term Investments	0.3
Other Assets & Liabilities	2.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

75

SPDR Barclays Capital Short Term Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Capital Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term US corporate bond market. The Fund is benchmarked to the Barclays Capital U.S. 1-3 Year Corporate Bond Index (the “Index”), which measures the performance of the short-term U.S. corporate bond market.

For the period ended June 30, 2010* (the “Reporting Period”), the total return for the Fund was 0.79%, and the total return for the Index was 2.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Crisis in U.S. financial institutions combined with the European banking and sovereign debt concerns created periods of illiquidity and widening spread markets. Treasury interest rates stayed low during the year given support by Federal Reserve monetary policy and a flight to quality by investors. Transaction costs of investing during the uncertainty that prevailed added to performance deviation.

Market conditions in fiscal 2010 generated significant total returns for longer maturity markets and uncertainty for short maturity securities. The Index for the Fund experienced relatively low total rate of returns versus longer duration markets. Short Treasuries rates can add a price change component to the Index returns but with rates held at low levels the majority of Index total returns were derived from the benefit of yield advantage in short risky assets. Financial institution debt offered an attractive yield pick up with a higher level of risk and uncertainty. As the year progressed and the U.S. market reflected a better tone the financial sector was a good source of total return. European events however tempered the later half of the fiscal year with banks and sovereign risk rising.

* For the period December 16, 2009 (commencement of operations) to June 30, 2010.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

76

SPDR Barclays Capital Short Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2009 is 0.1245%.

PERFORMANCE AS OF JUNE 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL U.S.			BARCLAYS CAPITAL U.S.
	NET ASSET	MARKET	1-3 YEAR CORPORATE	NET ASSET	MARKET	1-3 YEAR CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SINCE INCEPTION (1)	0.79%	0.96%	2.13%	N/A	N/A	N/A

(1)	For the period December 16, 2009 to June 30, 2010.

77

SPDR Barclays Capital Short Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Barclays	Barclays Capital
	Capital Short	U.S 1-3
	Term Corporate	Year Corporate
	Bond ETF(a)	Bond Index(b)
12/16/2009	10000	10000
12/31/2009	9924	9976
1/31/2010	9988	10100
2/28/2010	10003	10029
3/31/2010	10026	10038
4/30/2010	10072	10055
5/31/2010	10026	9959
6/30/2010	10079	10213

78

SPDR Barclays Capital Short Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2010

	GENERAL ELECTRIC	MERRILL LYNCH &	GENERAL ELECTRIC	CREDIT SUISSE	COUNTRYWIDE
	CAPITAL CORP.,	CO, INC.,	CAPITAL CORP.,	OF NEW YORK, NY,	FINANCIAL CORP.,
DESCRIPTION	6.00%, 6/15/2012	5.45%, 2/5/2013	5.88%, 2/15/2012	5.00%, 5/15/2013	5.80%, 6/7/2012

MARKET VALUE	$3,302,146	2,586,002	2,150,489	2,138,376	2,116,960

% OF NET ASSETS	2.0%	1.6	1.3	1.3	1.3

PORTFOLIO COMPOSITION AT JUNE 30, 2010*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	99.0%
Short Term Investments	3.8
Other Assets & Liabilities	(2.8)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

79

SPDR Barclays Capital 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 100.0%
Treasury Bills*
0.14%, 9/2/2010	$101,761,000	$101,732,507
0.14%, 9/9/2010	101,761,000	101,729,339
0.15%, 8/5/2010	92,509,000	92,494,157
0.15%, 9/16/2010	103,610,000	103,574,539
0.15%, 9/23/2010	153,566,000	153,506,880
0.15%, 8/12/2010	98,060,000	98,040,549
0.15%, 8/19/2010	99,910,000	99,886,881
0.15%, 8/26/2010	197,970,000	197,916,109
0.17%, 9/30/2010	105,461,000	105,413,013

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,054,330,089)		1,054,293,974

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund (b)(c) (Cost $118,394)	118,394	118,394

TOTAL INVESTMENTS — 100.0% (d)
(Cost $1,054,448,483)		1,054,412,368
OTHER ASSETS AND LIABILITIES — 0.0% (a)		119,442

NET ASSETS — 100.0%		$1,054,531,810

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

80

SPDR Barclays Capital TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Inflation Protected Indexed Notes
0.50%, 4/15/2015	$7,441,870	$7,545,387
0.63%, 4/15/2013	9,934,156	10,146,846
1.25%, 4/15/2014 (a)	9,995,799	10,445,610
1.38%, 7/15/2018	9,897,005	10,268,142
1.38%, 1/15/2020 (a)	12,629,352	12,951,021
1.63%, 1/15/2015 (a)	13,851,882	14,639,777
1.63%, 1/15/2018	11,126,815	11,738,790
1.88%, 7/15/2013 (a)	15,725,636	16,647,001
1.88%, 7/15/2015	12,577,057	13,492,792
1.88%, 7/15/2019 (a)	10,178,050	10,923,897
2.00%, 4/15/2012	12,187,820	12,639,135
2.00%, 1/15/2014	15,810,500	16,865,376
2.00%, 7/15/2014 (a)	14,569,587	15,639,578
2.00%, 1/15/2016	12,232,213	13,205,040
2.13%, 1/15/2019 (a)	9,419,402	10,289,190
2.38%, 1/15/2017	11,966,559	13,211,800
2.50%, 7/15/2016	14,296,236	15,915,713
2.63%, 7/15/2017 (a)	9,185,544	10,361,018
3.00%, 7/15/2012 (a)	18,313,906	19,509,987
3.38%, 1/15/2012	4,737,694	4,996,799
3.50%, 1/15/2011	125,253	127,366
Treasury Inflation Protected Indexed Bonds
1.75%, 1/15/2028	10,613,814	10,773,021
2.00%, 1/15/2026	14,161,996	14,985,091
2.13%, 2/15/2040	5,263,831	5,756,473
2.38%, 1/15/2025	21,052,926	23,345,800
2.38%, 1/15/2027	11,623,885	12,893,446
2.50%, 1/15/2029	9,065,045	10,252,022
3.38%, 4/15/2032	4,132,725	5,371,261
3.63%, 4/15/2028	14,858,368	19,188,245
3.88%, 4/15/2029	16,863,632	22,615,649

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $358,459,460)		376,741,273

	Shares
SHORT TERM INVESTMENTS — 9.9%
MONEY MARKET FUNDS — 9.9%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	37,370,682	37,370,682
State Street Institutional Liquid Reserves Fund (b)	81,251	81,251

TOTAL SHORT TERM INVESTMENTS — (d)
(Cost $37,451,933)		37,451,933

TOTAL INVESTMENTS — 109.1% (e)
(Cost $395,911,393)		414,193,206
OTHER ASSETS AND LIABILITIES — (9.1)%		(34,444,366)

NET ASSETS — 100.0%		$379,748,840

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

81

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Bonds
7.25%, 5/15/2016	$1,015,000	$1,303,940
7.50%, 11/15/2016	964,000	1,263,418
8.13%, 8/15/2019	525,000	748,052
8.50%, 2/15/2020 (a)	500,000	733,470
8.75%, 5/15/2017 (a)	870,000	1,224,342
8.88%, 8/15/2017	572,000	814,717
8.88%, 2/15/2019 (a)	358,000	527,552
9.00%, 11/15/2018	121,000	179,112
9.13%, 5/15/2018 (a)	359,000	529,755
9.25%, 2/15/2016	264,000	366,012
9.88%, 11/15/2015	308,000	433,131
10.63%, 8/15/2015 (a)	191,000	273,302
11.25%, 2/15/2015 (a)	579,000	826,696
Treasury Notes
0.63%, 6/30/2012	1,300,000	1,300,052
0.75%, 11/30/2011	2,000,000	2,007,520
0.75%, 5/31/2012 (a)	1,000,000	1,002,880
0.88%, 1/31/2012	2,600,000	2,613,858
0.88%, 2/29/2012	2,000,000	2,010,740
1.00%, 7/31/2011	2,874,000	2,892,106
1.00%, 8/31/2011	2,686,000	2,703,405
1.00%, 9/30/2011	2,700,000	2,718,360
1.00%, 10/31/2011	3,050,000	3,071,319
1.00%, 12/31/2011	3,000,000	3,021,840
1.00%, 3/31/2012 (a)	2,500,000	2,519,000
1.00%, 4/30/2012	3,000,000	3,022,470
1.13%, 12/15/2011	1,579,000	1,594,174
1.13%, 1/15/2012 (a)	1,518,000	1,532,482
1.13%, 12/15/2012	2,000,000	2,016,540
1.13%, 6/15/2013	2,000,000	2,007,960
1.38%, 2/15/2012	1,993,000	2,020,424
1.38%, 3/15/2012 (a)	1,307,000	1,325,925
1.38%, 4/15/2012	1,462,000	1,483,901
1.38%, 5/15/2012 (a)	1,993,000	2,022,257
1.38%, 9/15/2012	2,500,000	2,538,150
1.38%, 10/15/2012	1,600,000	1,623,840
1.38%, 11/15/2012	3,500,000	3,550,155
1.38%, 1/15/2013	3,000,000	3,040,530
1.38%, 2/15/2013	2,000,000	2,026,200
1.38%, 3/15/2013	2,500,000	2,532,475
1.50%, 7/15/2012	840,000	855,288
1.50%, 12/31/2013	1,933,000	1,949,605
1.75%, 11/15/2011 (a)	1,518,000	1,544,914
1.75%, 8/15/2012 (a)	2,176,000	2,226,657
1.75%, 4/15/2013 (a)	5,000,000	5,113,750
1.75%, 1/31/2014 (a)	1,302,000	1,322,923
1.75%, 3/31/2014	1,751,000	1,775,286
1.88%, 6/15/2012	2,018,000	2,067,925
1.88%, 2/28/2014	1,463,000	1,491,002
1.88%, 4/30/2014 (a)	1,793,000	1,825,256
1.88%, 6/30/2015	1,000,000	1,003,790
2.00%, 11/30/2013	1,533,000	1,573,885
2.13%, 11/30/2014	3,450,000	3,523,450
2.25%, 5/31/2014	2,442,000	2,519,631
2.25%, 1/31/2015	2,600,000	2,664,662
2.38%, 8/31/2014	1,580,000	1,633,467
2.38%, 9/30/2014	1,600,000	1,652,656
2.38%, 10/31/2014	2,050,000	2,115,108
2.38%, 2/28/2015	2,300,000	2,370,472
2.38%, 3/31/2016	1,750,000	1,775,848
2.50%, 3/31/2013 (a)	945,000	988,045
2.50%, 3/31/2015 (a)	1,700,000	1,761,557
2.50%, 4/30/2015 (a)	4,400,000	4,556,156
2.50%, 6/30/2017	1,000,000	1,004,300
2.63%, 6/30/2014	3,013,000	3,150,031
2.63%, 7/31/2014	2,962,000	3,095,290
2.63%, 12/31/2014	2,000,000	2,083,180
2.63%, 2/29/2016 (a)	1,116,000	1,148,431
2.63%, 4/30/2016	1,391,000	1,429,503
2.75%, 2/28/2013	1,090,000	1,144,969
2.75%, 10/31/2013	1,620,000	1,704,645
2.75%, 11/30/2016	2,000,000	2,050,540
2.75%, 5/31/2017	1,800,000	1,837,890
2.75%, 2/15/2019	3,704,000	3,690,073
2.88%, 1/31/2013 (a)	944,000	994,655
3.00%, 8/31/2016	1,457,000	1,520,525
3.00%, 9/30/2016	2,200,000	2,294,006
3.00%, 2/28/2017 (a)	500,000	519,020
3.13%, 4/30/2013	1,014,000	1,078,146
3.13%, 8/31/2013	1,484,000	1,579,540
3.13%, 9/30/2013	113,000	120,311
3.13%, 10/31/2016	3,000,000	3,147,300
3.13%, 1/31/2017	2,300,000	2,405,570
3.13%, 4/30/2017 (a)	2,000,000	2,090,640
3.13%, 5/15/2019	3,809,000	3,888,265
3.25%, 5/31/2016 (a)	1,573,000	1,670,904
3.25%, 6/30/2016	1,093,000	1,159,181
3.25%, 7/31/2016	1,516,000	1,607,278
3.25%, 12/31/2016	1,100,000	1,159,554
3.25%, 3/31/2017	1,500,000	1,580,355
3.38%, 11/30/2012 (a)	811,000	862,734
3.38%, 6/30/2013	872,000	934,584
3.38%, 7/31/2013	1,382,000	1,481,960
3.38%, 11/15/2019	5,000,000	5,178,450
3.50%, 5/31/2013	1,272,000	1,366,955
3.50%, 2/15/2018	2,111,000	2,256,448
3.50%, 5/15/2020 (a)	2,500,000	2,616,200
3.63%, 12/31/2012 (a)	473,000	507,241
3.63%, 5/15/2013	1,210,000	1,303,460
3.63%, 8/15/2019 (a)	4,247,000	4,490,395
3.63%, 2/15/2020 (a)	3,300,000	3,486,450
3.75%, 11/15/2018 (a)	2,590,000	2,790,803
3.88%, 10/31/2012 (a)	875,000	939,969
3.88%, 2/15/2013	957,000	1,033,895
3.88%, 5/15/2018	1,534,000	1,676,539
4.00%, 11/15/2012	612,000	658,983
4.00%, 2/15/2014 (a)	1,700,000	1,863,948
4.00%, 2/15/2015	1,813,000	2,001,262
4.00%, 8/15/2018	1,626,000	1,788,486
4.13%, 8/31/2012	879,000	945,277
4.13%, 5/15/2015	2,071,000	2,301,254
4.25%, 9/30/2012 (a)	581,000	628,230
4.25%, 8/15/2013	2,207,000	2,425,625
4.25%, 11/15/2013 (a)	1,426,000	1,572,921
4.25%, 8/15/2014	1,544,000	1,716,666
4.25%, 11/15/2014	859,000	956,806

See accompanying notes to financial statements.

82

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

4.25%, 8/15/2015	$1,482,000	$1,657,706
4.25%, 11/15/2017 (a)	1,226,000	1,377,239
4.38%, 8/15/2012	521,000	562,826
4.50%, 9/30/2011 (a)	1,039,000	1,092,457
4.50%, 11/30/2011 (a)	950,000	1,004,730
4.50%, 3/31/2012	412,000	440,852
4.50%, 4/30/2012	910,000	976,066
4.50%, 11/15/2015	627,000	712,002
4.50%, 2/15/2016	1,375,000	1,556,706
4.50%, 5/15/2017	753,000	856,733
4.63%, 8/31/2011	726,000	761,371
4.63%, 10/31/2011	796,000	840,592
4.63%, 12/31/2011	444,000	471,719
4.63%, 2/29/2012	856,000	914,259
4.63%, 7/31/2012 (a)	204,000	221,083
4.63%, 11/15/2016	1,410,000	1,609,247
4.63%, 2/15/2017 (a)	1,343,000	1,534,257
4.75%, 1/31/2012 (a)	842,000	898,852
4.75%, 5/31/2012 (a)	904,000	976,121
4.75%, 5/15/2014 (a)	1,652,000	1,863,902
4.75%, 8/15/2017	1,116,000	1,290,464
4.88%, 7/31/2011	484,000	507,290
4.88%, 2/15/2012	1,390,000	1,489,580
4.88%, 6/30/2012 (a)	860,000	933,908
4.88%, 8/15/2016	606,000	701,445
5.00%, 8/15/2011	1,126,000	1,184,743
5.13%, 5/15/2016	1,243,000	1,450,755

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $233,385,729)		240,559,943

	Shares
SHORT TERM INVESTMENTS — 11.1%
MONEY MARKET FUNDS — 11.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	26,431,174	26,431,174
State Street Institutional Liquid Reserves Fund (b)	525,070	525,070

TOTAL SHORT TERM INVESTMENTS — (d)
(Cost $26,956,244)		26,956,244

TOTAL INVESTMENTS — 110.2% (e)
(Cost $260,341,973)		267,516,187
OTHER ASSETS AND LIABILITIES — (10.2)%		(24,813,625)

NET ASSETS — 100.0%		$242,702,562

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

83

SPDR Barclays Capital Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 98.8%
Treasury Bonds
3.50%, 2/15/2039 (a)	$891,000	$827,605
4.25%, 5/15/2039 (a)	1,350,000	1,427,693
4.38%, 2/15/2038	550,000	594,720
4.38%, 11/15/2039	1,679,000	1,812,816
4.38%, 5/15/2040	960,000	1,038,298
4.50%, 2/15/2036 (a)	611,000	675,179
4.50%, 5/15/2038	694,000	765,579
4.50%, 8/15/2039	1,446,000	1,592,755
4.63%, 2/15/2040 (a)	1,285,000	1,444,764
4.75%, 2/15/2037	745,000	855,461
5.00%, 5/15/2037	522,000	622,219
5.25%, 11/15/2028	179,000	215,452
5.25%, 2/15/2029	419,000	504,304
5.38%, 2/15/2031	572,000	703,869
5.50%, 8/15/2028	384,000	474,824
6.00%, 2/15/2026	313,000	403,313
6.13%, 11/15/2027	626,000	824,066
6.13%, 8/15/2029 (a)	250,000	332,083
6.25%, 8/15/2023	654,000	847,937
6.25%, 5/15/2030	479,000	647,986
6.38%, 8/15/2027	237,000	319,334
6.50%, 11/15/2026	238,000	323,299
6.63%, 2/15/2027	242,000	333,084
6.75%, 8/15/2026 (a)	246,000	341,505
6.88%, 8/15/2025	398,000	552,257
7.13%, 2/15/2023	525,000	726,889
7.25%, 8/15/2022	119,000	165,815
7.50%, 11/15/2024	241,000	349,691
7.63%, 11/15/2022	119,000	170,847
7.63%, 2/15/2025	336,000	493,698
7.88%, 2/15/2021 (a)	308,000	440,930
8.00%, 11/15/2021	878,000	1,276,893
8.13%, 5/15/2021	299,000	435,930
8.13%, 8/15/2021	199,000	291,089
8.75%, 8/15/2020	356,000	533,697

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $21,847,206)		23,365,881

	Shares
SHORT TERM INVESTMENTS — 9.3%
MONEY MARKET FUNDS — 9.3%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	2,203,900	2,203,900
State Street Institutional Liquid Reserves Fund (b)	1,622	1,622

TOTAL SHORT TERM INVESTMENTS — (d)
(Cost $2,205,522)		2,205,522

TOTAL INVESTMENTS — 108.1% (e)
(Cost $24,052,728)		25,571,403
OTHER ASSETS AND LIABILITIES — (8.1)%		(1,910,839)

NET ASSETS — 100.0%		$23,660,564

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

84

SPDR Barclays Capital Intermediate Term Credit Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 90.1%
AEROSPACE & DEFENSE — 1.7%
Boeing Capital Corp. 6.50%, 2/15/2012	$495,000	$539,763
Honeywell International, Inc. 5.00%, 2/15/2019	430,000	480,909
Lockheed Martin Corp. 4.25%, 11/15/2019 (a)	140,000	146,572
Raytheon Co. 5.50%, 11/15/2012	140,000	153,783
United Technologies Corp. 5.38%, 12/15/2017 (a)	495,000	571,099

		1,892,126

AUTOMOBILES — 0.4%
Daimler Finance North America LLC 6.50%, 11/15/2013	430,000	480,281

BEVERAGES — 2.1%
Anheuser-Busch InBev Worldwide, Inc.:
4.13%, 1/15/2015 (a)	190,000	198,220
5.38%, 1/15/2020	210,000	225,743
Diageo Finance BV 3.25%, 1/15/2015	620,000	636,729
Dr Pepper Snapple Group, Inc. 6.82%, 5/1/2018	260,000	310,349
PepsiCo, Inc.:
3.10%, 1/15/2015 (a)	155,000	160,685
5.00%, 6/1/2018	765,000	846,317

		2,378,043

BUILDING PRODUCTS — 0.3%
Owens Corning 9.00%, 6/15/2019	260,000	301,600

CAPITAL MARKETS — 5.8%
BlackRock, Inc. 5.00%, 12/10/2019 (a)	140,000	148,613
Morgan Stanley:
4.75%, 4/1/2014	1,355,000	1,369,026
5.63%, 9/23/2019	860,000	831,202
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	140,000	147,818
The Bank of New York Mellon Corp. 3.10%, 1/15/2015 (a)	620,000	633,311
The Bear Stearns Cos. LLC 7.25%, 2/1/2018	1,015,000	1,185,259
The Goldman Sachs Group, Inc.:
5.70%, 9/1/2012 (a)	855,000	904,460
5.95%, 1/18/2018	1,120,000	1,160,999
6.00%, 5/1/2014 (a)	155,000	166,789

		6,547,477

CHEMICALS — 1.6%
E.I. du Pont de Nemours & Co. 5.88%, 1/15/2014	495,000	560,298
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015 (a)	350,000	363,934
Praxair, Inc. 2.13%, 6/14/2013 (a)	310,000	313,437
The Dow Chemical Co.:
7.60%, 5/15/2014	200,000	230,653
8.55%, 5/15/2019 (a)	300,000	365,810

		1,834,132

COMMERCIAL BANKS — 17.5%
Asian Development Bank 2.75%, 5/21/2014	575,000	597,395
Bank of Nova Scotia 2.25%, 1/22/2013	200,000	203,053
Barclays Bank PLC 5.20%, 7/10/2014 (a)	590,000	622,913
BB&T Corp.:
3.85%, 7/27/2012 (a)	310,000	321,434
3.95%, 4/29/2016 (a)	120,000	122,849
Credit Suisse AG 5.40%, 1/14/2020	155,000	154,956
Credit Suisse of New York, NY:
5.30%, 8/13/2019 (a)	360,000	381,228
5.50%, 5/1/2014	780,000	844,336
Deutsche Bank AG:
3.88%, 8/18/2014 (a)	310,000	316,877
6.00%, 9/1/2017 (a)	310,000	341,114
European Investment Bank:
2.75%, 3/23/2015 (a)	680,000	693,389
3.13%, 7/15/2011	2,060,000	2,106,724
4.25%, 7/15/2013 (a)	1,780,000	1,918,730
Export-Import Bank of Korea 4.13%, 9/9/2015 (a)	290,000	294,272
Inter-American Development Bank:
3.25%, 11/15/2011	670,000	691,975
3.88%, 2/14/2020	290,000	305,082
International Bank for Reconstruction & Development 2.38%, 5/26/2015	750,000	763,660
International Finance Corp. 2.75%, 4/20/2015	500,000	517,939
Korea Development Bank 4.38%, 8/10/2015 (a)	170,000	174,427
Kreditanstalt fuer Wiederaufbau:
2.75%, 10/21/2014 (a)	450,000	461,701
3.25%, 3/15/2013 (a)	2,060,000	2,159,611
4.00%, 1/27/2020 (a)	460,000	478,760
Landwirtschaftliche Rentenbank 3.13%, 7/15/2015	465,000	479,818
Oesterreichische Kontrollbank AG 1.75%, 3/11/2013	620,000	623,494
PNC Funding Corp. 5.13%, 2/8/2020 (a)	350,000	362,647
Svensk Exportkredit AB 3.25%, 9/16/2014 (a)	290,000	301,800
Union Bank NA 5.95%, 5/11/2016	250,000	271,109
US Bancorp 3.15%, 3/4/2015 (a)	620,000	633,659
Wachovia Corp. 5.50%, 5/1/2013 (a)	1,719,000	1,857,287
Wells Fargo & Co. 3.63%, 4/15/2015	515,000	522,438

See accompanying notes to financial statements.

85

SPDR Barclays Capital Intermediate Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

Westpac Banking Corp. 2.25%, 11/19/2012 (a)	$390,000	$391,593

		19,916,270

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Pitney Bowes, Inc. 6.25%, 3/15/2019	130,000	150,245
Republic Services, Inc. 5.50%, 9/15/2019 (b)	150,000	162,327

		312,572

COMMUNICATIONS EQUIPMENT — 0.3%
Cisco Systems, Inc. 4.95%, 2/15/2019 (a)	310,000	338,288

COMPUTERS & PERIPHERALS — 1.6%
Dell, Inc. 4.70%, 4/15/2013	180,000	194,705
Hewlett-Packard Co. 4.75%, 6/2/2014 (a)	430,000	474,437
International Business Machines Corp. 5.70%, 9/14/2017	1,015,000	1,173,253

		1,842,395

CONSUMER FINANCE — 0.3%
SLM Corp.:
5.00%, 10/1/2013	260,000	241,800
8.45%, 6/15/2018	150,000	137,250

		379,050

DIVERSIFIED FINANCIAL SERVICES — 14.3%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013 (a)	460,000	503,329
American Express Co.:
7.25%, 5/20/2014	965,000	1,101,194
8.13%, 5/20/2019	150,000	185,682
Bank of America Corp.:
4.50%, 4/1/2015	250,000	252,691
4.90%, 5/1/2013	2,175,000	2,263,034
BP Capital Markets PLC 1.55%, 8/11/2011 (a)	600,000	570,000
Capital One Bank USA NA 8.80%, 7/15/2019	385,000	474,419
Capital One Financial Corp. 7.38%, 5/23/2014	180,000	204,860
Citigroup, Inc.:
5.50%, 4/11/2013	1,810,000	1,876,345
8.50%, 5/22/2019	500,000	596,418
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	5,000	5,341
6.13%, 11/15/2011	15,000	15,891
General Electric Capital Corp.:
4.80%, 5/1/2013 (a)	1,560,000	1,660,236
5.00%, 11/15/2011 (a)	575,000	602,038
5.63%, 5/1/2018	750,000	799,857
HSBC Finance Corp. 5.00%, 6/30/2015	790,000	823,814
JPMorgan Chase & Co. 4.65%, 6/1/2014 (a)	1,720,000	1,830,952
Lazard Group LLC 6.85%, 6/15/2017 (a)	140,000	143,066
Merrill Lynch & Co., Inc. 6.88%, 4/25/2018	892,000	951,282
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/1/2018	180,000	248,935
Nomura Holdings, Inc.:
5.00%, 3/4/2015 (a)	165,000	173,794
6.70%, 3/4/2020	150,000	157,567
Royal Bank of Scotland Group PLC 5.00%, 10/1/2014	125,000	121,062
The Western Union Co. 5.25%, 4/1/2020 (b)	130,000	135,525
UBS AG of Stamford, CT 5.75%, 4/25/2018 (a)	540,000	550,032

		16,247,364

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Qwest Corp. 8.38%, 5/1/2016	200,000	218,500

ELECTRIC UTILITIES — 4.1%
Carolina Power & Light Co. 5.25%, 12/15/2015	310,000	350,765
CenterPoint Energy Houston Electric LLC, Series M 5.75%, 1/15/2014	205,000	227,463
Commonwealth Edison Co. 5.80%, 3/15/2018	215,000	242,658
Consolidated Edison Co. of New York 6.65%, 4/1/2019 (a)	150,000	180,277
Duke Energy Corp. 3.95%, 9/15/2014	895,000	935,705
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	150,000	156,975
FPL Group Capital, Inc. 6.00%, 3/1/2019 (a)	310,000	351,286
Georgia Power Co. 4.25%, 12/1/2019	350,000	360,864
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	160,000	189,759
Nevada Power Co. 6.50%, 8/1/2018	150,000	169,014
Nisource Finance Corp. 6.40%, 3/15/2018	260,000	282,957
PG&E Corp. 5.75%, 4/1/2014 (a)	100,000	111,199
PSEG Power LLC 5.13%, 4/15/2020 (b)	270,000	279,895
Public Service of Colorado 7.88%, 10/1/2012	260,000	296,073
Union Electric Co. 6.70%, 2/1/2019	110,000	126,194
Virginia Electric and Power Co.:
5.10%, 11/30/2012	220,000	237,489
5.40%, 4/30/2018 (a)	150,000	166,078

		4,664,651

ENERGY EQUIPMENT & SERVICES — 0.2%
Nabors Industries, Inc. 9.25%, 1/15/2019 (a)	140,000	173,191

See accompanying notes to financial statements.

86

SPDR Barclays Capital Intermediate Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

FOOD & STAPLES RETAILING — 2.1%
CVS Caremark Corp. 5.75%, 6/1/2017	$450,000	$504,269
Safeway, Inc. 5.00%, 8/15/2019 (a)	430,000	457,385
Target Corp. 6.00%, 1/15/2018 (a)	300,000	353,591
Wal-Mart Stores, Inc. 3.00%, 2/3/2014 (a)	1,015,000	1,058,746

		2,373,991

FOOD PRODUCTS — 1.4%
Campbell Soup Co. 07/17 Fixed 3.05 3.05%, 7/15/2017	100,000	99,711
Kraft Foods, Inc.:
4.13%, 2/9/2016	105,000	109,696
5.38%, 2/10/2020	155,000	165,434
5.63%, 11/1/2011	1,015,000	1,068,339
Unilever Capital Corp. 3.65%, 2/15/2014 (a)	150,000	159,224

		1,602,404

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Baxter International, Inc. 4.00%, 3/1/2014 (a)	495,000	528,097
Medtronic, Inc. 4.45%, 3/15/2020	180,000	192,074

		720,171

HEALTH CARE PROVIDERS & SERVICES — 1.1%
Express Scripts, Inc. 6.25%, 6/15/2014	385,000	432,171
Humana, Inc. 7.20%, 6/15/2018	495,000	553,569
McKesson Corp. 7.50%, 2/15/2019	130,000	161,785
WellPoint, Inc. 7.00%, 2/15/2019	45,000	53,482

		1,201,007

HOTELS, RESTAURANTS & LEISURE — 0.6%
McDonald’s Corp. 5.35%, 3/1/2018 (a)	620,000	707,543

HOUSEHOLD PRODUCTS — 0.6%
Clorox Co. 5.45%, 10/15/2012	140,000	151,987
Fortune Brands, Inc. 6.38%, 6/15/2014 (a)	260,000	288,445
Kimberly-Clark Corp. 7.50%, 11/1/2018	190,000	242,872

		683,304

INDUSTRIAL CONGLOMERATES — 1.1%
General Electric Co. 5.25%, 12/6/2017 (a)	495,000	539,284
Tyco Electronics Group SA 6.55%, 10/1/2017	205,000	234,090
Tyco International Finance SA:
3.38%, 10/15/2015	110,000	112,297
4.13%, 10/15/2014	310,000	327,827

		1,213,498

INSURANCE — 3.3%
ACE INA Holdings, Inc. 5.90%, 6/15/2019	150,000	164,715
Aflac, Inc. 8.50%, 5/15/2019	385,000	463,585
American International Group, Inc. 5.85%, 1/16/2018 (a)	780,000	696,150
Berkshire Hathaway Finance Corp.:
4.75%, 5/15/2012	310,000	329,875
5.40%, 5/15/2018 (a)	140,000	154,575
Chubb Corp. 6.38%, 3/29/2067 (c)	190,000	178,600
Genworth Financial, Inc. 5.75%, 6/15/2014	45,000	44,325
Hartford Financial Services Group, Inc. 6.30%, 3/15/2018	125,000	129,979
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	180,000	192,085
MetLife, Inc. 6.75%, 6/1/2016	500,000	565,244
Prudential Financial, Inc.:
3.88%, 1/14/2015	120,000	120,891
4.75%, 9/17/2015 (a)	310,000	320,890
The Travelers Cos., Inc. 6.25%, 6/20/2016	310,000	359,264

		3,720,178

IT SERVICES — 0.2%
Computer Sciences Corp. Series W 5.50%, 3/15/2013	205,000	219,937

MACHINERY — 1.7%
Caterpillar Financial Services Corp. 6.20%, 9/30/2013	765,000	867,103
Ingersoll-Rand Global Holding Co. Ltd. 9.50%, 4/15/2014	420,000	514,593
John Deere Capital Corp. 7.00%, 3/15/2012	495,000	543,109

		1,924,805

MEDIA — 4.0%
CBS Corp. 8.88%, 5/15/2019	140,000	177,286
Comcast Corp. 5.70%, 5/15/2018 (a)	815,000	890,274
Cox Communications, Inc. 4.63%, 6/1/2013	200,000	212,239
DIRECTV Holdings LLC:
3.55%, 3/15/2015 (a)	140,000	140,022
7.63%, 5/15/2016	106,000	114,480
News America, Inc. 6.90%, 3/1/2019 (a)	495,000	583,197
The Walt Disney Co. 4.50%, 12/15/2013	855,000	936,876
Thomson Reuters Corp. 6.50%, 7/15/2018 (a)	250,000	292,534
Time Warner Cable, Inc.:
5.88%, 11/15/2016	280,000	313,512

See accompanying notes to financial statements.

87

SPDR Barclays Capital Intermediate Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

6.20%, 7/1/2013	$765,000	$853,650
Viacom, Inc. 6.25%, 4/30/2016	70,000	78,713

		4,592,783

METALS & MINING — 2.4%
Alcoa, Inc. 6.75%, 7/15/2018 (a)	200,000	200,500
ArcelorMittal 6.13%, 6/1/2018	290,000	302,369
BHP Billiton Finance USA, Ltd. 5.50%, 4/1/2014 (a)	695,000	776,155
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/2017	200,000	219,500
Rio Tinto Finance USA Ltd. 6.50%, 7/15/2018 (a)	290,000	330,992
Rio Tinto Finance USA, Ltd. 5.88%, 7/15/2013	190,000	207,903
Teck Resources Ltd. 10.75%, 5/15/2019	260,000	315,900
Vale Overseas Ltd. 5.63%, 9/15/2019 (a)	350,000	369,737

		2,723,056

MULTI-UTILITIES — 0.8%
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	475,000	528,104
Sempra Energy 6.50%, 6/1/2016	385,000	440,622

		968,726

OFFICE ELECTRONICS — 0.3%
Xerox Corp. 4.25%, 2/15/2015 (a)	385,000	396,445

OIL, GAS & CONSUMABLE FUELS — 6.7%
Anadarko Petroleum Corp. 6.95%, 6/15/2019 (a)	150,000	131,250
Canadian Natural Resources Ltd. 5.70%, 5/15/2017	200,000	222,229
Chevron Corp. 4.95%, 3/3/2019	250,000	274,869
Conoco Funding Co. 6.35%, 10/15/2011 (a)	535,000	570,673
ConocoPhillips 5.75%, 2/1/2019	300,000	342,412
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	140,000	145,573
EnCana Corp. 6.50%, 5/15/2019 (a)	300,000	343,627
Energy Transfer Partners LP 8.50%, 4/15/2014 (a)	310,000	353,353
Enterprise Products Operating LLC 6.30%, 9/15/2017	350,000	391,722
Kinder Morgan Energy Partners LP 6.00%, 2/1/2017	830,000	902,513
Marathon Oil Corp. 7.50%, 2/15/2019 (a)	190,000	227,292
Nexen, Inc. 6.20%, 7/30/2019 (a)	150,000	164,565
Petrobras International Finance Co. 8.38%, 12/10/2018 (a)	765,000	896,198
Petroleos Mexicanos 6.00%, 3/5/2020 (b)	175,000	183,094
Petroleos Mexicanos, Series 1 4.88%, 3/15/2015 (a)(b)	220,000	227,810
Shell International Finance BV 4.00%, 3/21/2014	420,000	444,313
Smith International, Inc. 9.75%, 3/15/2019	140,000	189,977
Statoil ASA 2.90%, 10/15/2014 (a)	140,000	143,090
Sunoco, Inc. 5.75%, 1/15/2017 (a)	140,000	145,138
Valero Energy Corp. 6.13%, 2/1/2020	140,000	143,783
Weatherford International Ltd. 4.95%, 10/15/2013	190,000	197,054
Williams Partners LP 3.80%, 2/15/2015 (b)	260,000	259,495
XTO Energy, Inc. 5.75%, 12/15/2013	675,000	764,223

		7,664,253

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co. 9.38%, 5/15/2019 (a)	175,000	223,457

PERSONAL PRODUCTS — 0.1%
The Procter & Gamble Co. 1.38%, 8/1/2012	130,000	131,075

PHARMACEUTICALS — 3.0%
Abbott Laboratories 5.60%, 11/30/2017 (a)	760,000	882,046
AstraZeneca PLC 5.40%, 9/15/2012	820,000	894,293
GlaxoSmithKline Capital, Inc. 4.85%, 5/15/2013 (a)	385,000	420,345
Medco Health Solutions, Inc. 7.13%, 3/15/2018	200,000	238,104
Merck & Co, Inc. 5.00%, 6/30/2019 (a)	300,000	333,168
Novartis Capital Corp. 4.13%, 2/10/2014 (a)	310,000	333,992
Pfizer, Inc. 6.20%, 3/15/2019	300,000	356,510

		3,458,458

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Boston Properties LP 5.63%, 11/15/2020	340,000	354,095
ERP Operating LP 5.75%, 6/15/2017 (a)	495,000	529,978
ProLogis 6.25%, 3/15/2017	145,000	136,780
Simon Property Group LP 6.75%, 5/15/2014 (a)	590,000	665,789

		1,686,642

See accompanying notes to financial statements.

88

SPDR Barclays Capital Intermediate Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

ROAD & RAIL — 0.9%
CSX Corp. 7.38%, 2/1/2019 (a)	$200,000	$246,111
Union Pacific Corp. 5.13%, 2/15/2014 (a)	695,000	759,163

		1,005,274

SOFTWARE — 0.6%
Microsoft Corp. 4.20%, 6/1/2019	130,000	139,454
Oracle Corp. 3.75%, 7/8/2014	490,000	522,072

		661,526

SPECIALTY RETAIL — 0.1%
Lowe’s Cos, Inc. 4.63%, 4/15/2020 (a)	120,000	129,311

TOBACCO — 1.0%
Altria Group, Inc. 9.70%, 11/10/2018	770,000	974,003
Reynolds American, Inc. 7.63%, 6/1/2016	150,000	171,218

		1,145,221

WIRELESS TELECOMMUNICATION SERVICES — 5.1%
AT&T, Inc.:
4.95%, 1/15/2013 (a)	250,000	271,484
5.50%, 2/1/2018	778,000	861,516
Cellco Partnership / Verizon Wireless Capital LLC:
5.55%, 2/1/2014 (a)	260,000	289,418
8.50%, 11/15/2018	155,000	198,422
Deutsche Telekom International Finance BV 4.88%, 7/8/2014	260,000	278,376
Embarq Corp. 7.08%, 6/1/2016	260,000	276,538
France Telecom SA 4.38%, 7/8/2014 (a)	200,000	214,688
Rogers Communications, Inc. 6.80%, 8/15/2018	270,000	318,820
Telecom Italia Capital SA 6.18%, 6/18/2014 (a)	780,000	812,701
Telefonica Emisiones SAU 5.13%, 4/27/2020	250,000	251,525
Verizon Communications, Inc. 5.25%, 4/15/2013	1,270,000	1,387,242
Vodafone Group PLC 4.15%, 6/10/2014	590,000	617,378

		5,778,108

TOTAL CORPORATE BONDS & NOTES —
(Cost $99,198,692)		102,457,113

FOREIGN GOVERNMENT OBLIGATIONS — 6.9%
Export Development Canada 2.25%, 5/28/2015	105,000	106,448
Federal Republic of Brazil:
5.88%, 1/15/2019	450,000	492,750
8.00%, 1/15/2018	711,111	824,178
Japan Bank for International Cooperation/Japan 2.88%, 2/2/2015	500,000	516,647
Japan Finance Corp. 1.50%, 7/6/2012	500,000	504,006
Province of British Columbia 2.85%, 6/15/2015	60,000	62,185
Province of Ontario
2.63%, 1/20/2012 (a)	290,000	297,375
4.00%, 10/7/2019	290,000	300,046
4.10%, 6/16/2014	590,000	636,469
Province of Quebec 4.63%, 5/14/2018	430,000	473,414
Republic of Italy:
3.13%, 1/26/2015	850,000	825,553
3.50%, 7/15/2011	280,000	283,217
Republic of Peru 7.13%, 3/30/2019	150,000	177,375
Republic of Poland:
6.25%, 7/3/2012	270,000	290,250
6.38%, 7/15/2019	200,000	218,500
United Mexican States 5.88%, 1/15/2014	1,625,000	1,828,125

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $7,599,629)		7,836,538

	Shares
SHORT TERM INVESTMENTS — 16.3%
MONEY MARKET FUNDS — 16.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	16,362,468	16,362,468
State Street Institutional Liquid Reserves Fund (d)	2,198,747	2,198,747

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $18,561,215)		18,561,215

TOTAL INVESTMENTS — 113.3% (g)
(Cost $125,359,536)		128,854,866
OTHER ASSETS AND LIABILITIES — (13.3)%		(15,108,326)

NET ASSETS — 100.0%		$113,746,540

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security. Rate shown is rate in effect at June 30, 2010. Maturity date shown is the ultimate maturity.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

89

SPDR Barclays Capital Long Term Credit Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 80.3%
AEROSPACE & DEFENSE — 2.8%
Lockheed Martin Corp. 6.15%, 9/1/2036	$160,000	$185,073
The Boeing Co. 6.63%, 2/15/2038	165,000	200,302
United Technologies Corp.:
4.50%, 4/15/2020 (a)	70,000	75,550
5.70%, 4/15/2040 (a)	70,000	77,046
6.13%, 7/15/2038	330,000	382,216

		920,187

BEVERAGES — 2.0%
Anheuser-Busch InBev Worldwide, Inc. 6.38%, 1/15/2040 (a)	115,000	129,380
Coca-Cola Enterprises, Inc. 8.50%, 2/1/2022	150,000	209,460
PepsiCo, Inc. 5.50%, 1/15/2040 (a)	300,000	323,883

		662,723

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	41,000	41,000

CAPITAL MARKETS — 2.1%
Morgan Stanley 6.25%, 8/9/2026 (a)	165,000	165,615
The Goldman Sachs Group, Inc.:
6.13%, 2/15/2033	200,000	196,686
6.75%, 10/1/2037 (a)	322,000	315,582

		677,883

CHEMICALS — 1.0%
Monsanto Co. 5.88%, 4/15/2038	200,000	220,897
The Dow Chemical Co. 9.40%, 5/15/2039	80,000	109,221

		330,118

COMMERCIAL BANKS — 2.9%
HSBC Holdings PLC 6.50%, 9/15/2037 (a)	370,000	386,346
JPMorgan Chase & Co. 6.40%, 5/15/2038	35,000	40,502
Wachovia Bank NA 6.60%, 1/15/2038	450,000	491,811
Wachovia Corp. Series G 5.75%, 2/1/2018	40,000	43,708

		962,367

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Waste Management, Inc. 7.38%, 3/11/2019 (a)	80,000	97,140

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc. 5.90%, 2/15/2039	170,000	185,932

COMPUTERS & PERIPHERALS — 0.8%
Dell, Inc. 7.10%, 4/15/2028	50,000	59,238
International Business Machines Corp. 5.60%, 11/30/2039	187,000	206,891

		266,129

DIVERSIFIED FINANCIAL SERVICES — 7.9%
Capital One Financial Corp. 8.88%, 5/15/2040	200,000	204,000
Citigroup, Inc.:
6.63%, 6/15/2032	200,000	191,378
6.88%, 3/5/2038	230,000	240,609
General Electric Capital Corp.:
6.88%, 1/10/2039	330,000	365,218
6.75%, 3/15/2032	80,000	86,583
5.88%, 1/14/2038	410,000	402,460
JP Morgan Chase Capital XXV 6.80%, 10/1/2037	570,000	562,115
Merrill Lynch & Co., Inc.:
7.75%, 5/14/2038	370,000	391,398
6.11%, 1/29/2037	165,000	150,847

		2,594,608

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
British Telecommunications PLC 9.88%, 12/15/2030 (b)	245,000	299,075

ELECTRIC UTILITIES — 10.2%
Alabama Power Co. 6.13%, 5/15/2038	270,000	308,171
Consolidated Edison Co. of New York 5.70%, 12/1/2036	80,000	85,559
Duke Energy Indiana, Inc. 6.45%, 4/1/2039 (a)	130,000	156,036
Exelon Generation Co. LLC 6.25%, 10/1/2039	270,000	285,317
FirstEnergy Corp. 7.38%, 11/15/2031	330,000	344,993
Florida Power & Light Co. 5.69%, 3/1/2040	115,000	126,958
Florida Power Corp. 6.40%, 6/15/2038	80,000	95,235
Hydro Quebec 8.50%, 12/1/2029	270,000	402,825
Ohio Power Co. 6.60%, 2/15/2033	102,000	116,960
Oncor Electric Delivery Co. LLC 7.00%, 5/1/2032	150,000	172,883
Pacific Gas & Electric Co.:
6.05%, 3/1/2034	215,000	236,206
6.25%, 3/1/2039	165,000	186,309
PacifiCorp 6.00%, 1/15/2039	80,000	90,601
Puget Sound Energy, Inc. 5.80%, 3/15/2040	55,000	57,254
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	111,675
Southern California Edison Co. 6.00%, 1/15/2034	200,000	226,518

See accompanying notes to financial statements.

90

SPDR Barclays Capital Long Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

Southwestern Electric Power Co. 6.20%, 3/15/2040 (a)	$30,000	$31,198
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	103,879
Virginia Electric and Power Co. 6.00%, 5/15/2037	200,000	221,081

		3,359,658

FOOD & STAPLES RETAILING — 3.4%
CVS Caremark Corp. 6.13%, 9/15/2039 (a)	270,000	287,718
Target Corp. 7.00%, 1/15/2038	165,000	209,302
The Kroger Co. 7.50%, 4/1/2031 (a)	165,000	207,612
Wal-Mart Stores, Inc.:
5.25%, 9/1/2035 (a)	330,000	345,977
5.88%, 4/5/2027	50,000	56,681

		1,107,290

FOOD PRODUCTS — 2.0%
Kellogg Co. Series B 7.45%, 4/1/2031	45,000	58,698
Kraft Foods, Inc.:
6.50%, 2/9/2040	115,000	128,213
6.88%, 1/26/2039 (a)	245,000	282,963
Unilever Capital Corp. 5.90%, 11/15/2032	160,000	183,434

		653,308

HEALTH CARE PRODUCTS — 0.3%
Covidien International Finance SA 6.55%, 10/15/2037	50,000	60,091
Medtronic, Inc. 5.55%, 3/15/2040	50,000	54,952

		115,043

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Aetna, Inc. 6.63%, 6/15/2036	115,000	127,442
UnitedHealth Group, Inc. 6.88%, 2/15/2038	165,000	184,052
WellPoint, Inc. 6.38%, 6/15/2037	130,000	138,970

		450,464

HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald’s Corp. 6.30%, 3/1/2038	125,000	151,081

HOUSEHOLD PRODUCTS — 0.7%
The Procter & Gamble Co. 5.55%, 3/5/2037	200,000	225,278

INSURANCE — 3.6%
AON Corp. 8.21%, 1/1/2027 (a)	55,000	57,244
AXA SA 8.60%, 12/15/2030	115,000	130,585
Chubb Corp. 6.50%, 5/15/2038	70,000	79,238
MetLife, Inc. 6.40%, 12/15/2036 (a)	290,000	252,300
PartnerRe Finance B LLC 5.50%, 6/1/2020	55,000	53,349
Prudential Financial, Inc. 6.63%, 12/1/2037	95,000	98,212
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026 (a)	85,000	89,876
The Allstate Corp. 5.95%, 4/1/2036	130,000	134,128
The Progressive Corp. 6.25%, 12/1/2032	200,000	210,881
The Travelers Cos., Inc. 6.25%, 6/15/2037	80,000	87,635

		1,193,448

MACHINERY — 0.8%
Caterpillar, Inc. 7.30%, 5/1/2031	200,000	254,160

MEDIA — 5.9%
CBS Corp. 7.88%, 7/30/2030	75,000	85,894
Comcast Corp. 6.95%, 8/15/2037	410,000	467,109
NBC Universal, Inc. 6.40%, 4/30/2040 (c)	50,000	53,763
News America, Inc.:
5.65%, 8/15/2020	285,000	311,313
6.20%, 12/15/2034 (a)	34,000	35,481
6.65%, 11/15/2037 (a)	40,000	44,266
Time Warner Cable, Inc. 7.30%, 7/1/2038	330,000	387,224
Time Warner, Inc. 7.63%, 4/15/2031	165,000	196,320
Viacom, Inc. 6.88%, 4/30/2036	330,000	371,770

		1,953,140

METALS & MINING — 2.0%
Newmont Mining Corp. 6.25%, 10/1/2039 (a)	165,000	179,515
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033 (a)	165,000	176,178
Vale Overseas, Ltd. 6.88%, 11/21/2036	295,000	305,372

		661,065

MULTI-UTILITIES — 1.3%
MidAmerican Energy Holdings Co.:
6.13%, 4/1/2036	330,000	352,866
6.50%, 9/15/2037 (a)	80,000	89,838

		442,704

OIL, GAS & CONSUMABLE FUELS — 10.2%
Anadarko Finance Co. 7.50%, 5/1/2031	150,000	126,000
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	80,000	86,883
Conoco Funding Co. 7.25%, 10/15/2031	165,000	198,310
Conoco, Inc. 6.95%, 4/15/2029	165,000	204,763

See accompanying notes to financial statements.

91

SPDR Barclays Capital Long Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

Devon Financing Corp. ULC 7.88%, 9/30/2031	$165,000	$207,381
EnCana Corp. 6.50%, 2/1/2038	250,000	277,543
Enterprise Products Operating LLC:
5.20%, 9/1/2020 (a)	100,000	101,953
7.55%, 4/15/2038	115,000	133,524
Hess Corp. 7.30%, 8/15/2031	115,000	137,226
Kinder Morgan Energy Partners LP:
5.30%, 9/15/2020 (a)	25,000	25,688
6.85%, 2/15/2020	130,000	146,557
Marathon Oil Corp. 6.60%, 10/1/2037	200,000	218,486
Nexen, Inc. 7.50%, 7/30/2039	165,000	192,420
Pemex Project Funding Master Trust 6.63%, 6/15/2035 (a)	245,000	248,675
Petro-Canada 6.80%, 5/15/2038	270,000	306,976
Shell International Finance BV 6.38%, 12/15/2038	190,000	223,845
Southern Natural Gas Co. 8.00%, 3/1/2032	165,000	182,996
TransCanada Pipelines, Ltd.:
6.20%, 10/15/2037	70,000	75,192
7.63%, 1/15/2039 (a)	165,000	206,423
Transocean, Inc. 7.50%, 4/15/2031	70,000	63,700

		3,364,541

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co. 7.50%, 8/15/2021 (a)	130,000	151,365

PHARMACEUTICALS — 4.5%
Bristol-Myers Squibb Co. 5.88%, 11/15/2036	165,000	184,392
Eli Lilly & Co. 5.50%, 3/15/2027	165,000	180,907
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	80,000	95,050
Merck & Co, Inc. 6.50%, 12/1/2033	400,000	487,769
Pfizer, Inc. 7.20%, 3/15/2039	410,000	532,095

		1,480,213

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Boston Properties LP 5.63%, 11/15/2020	50,000	52,073
Simon Property Group LP 6.75%, 2/1/2040 (a)	65,000	70,635

		122,708

ROAD & RAIL — 1.9%
Canadian National Railway Co. 6.90%, 7/15/2028	95,000	116,514
CSX Corp. 6.22%, 4/30/2040 (a)(c)	245,000	268,282
Norfolk Southern Corp. 7.25%, 2/15/2031	130,000	160,387
Union Pacific Corp. 6.13%, 2/15/2020 (a)	70,000	80,851

		626,034

SOFTWARE — 0.5%
Oracle Corp. 6.13%, 7/8/2039	130,000	150,893

SPECIALTY RETAIL — 0.3%
The Home Depot, Inc. 5.88%, 12/16/2036	115,000	117,535

TOBACCO — 0.6%
Altria Group, Inc. 9.95%, 11/10/2038 (a)	165,000	215,990

WIRELESS TELECOMMUNICATION SERVICES — 7.9%
America Movil SAB de CV 6.13%, 3/30/2040 (a)(c)	200,000	206,406
AT&T Corp. 8.00%, 11/15/2031 (a)	550,000	704,118
AT&T, Inc.:
6.30%, 1/15/2038	165,000	179,586
6.55%, 2/15/2039 (a)	125,000	139,665
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (b)	330,000	425,024
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031 (a)	115,000	159,683
Telefonica Europe BV 8.25%, 9/15/2030 (a)	245,000	301,981
Verizon Communications, Inc. 7.75%, 12/1/2030	245,000	302,998
Vodafone Group PLC 6.15%, 2/27/2037	165,000	170,215

		2,589,676

TOTAL CORPORATE BONDS & NOTES —
(Cost $24,621,528)		26,422,756

FOREIGN GOVERNMENT OBLIGATIONS — 8.6%
Federal Republic of Brazil
7.13%, 1/20/2037	165,000	196,909
8.75%, 2/4/2025	270,000	363,960
10.13%, 5/15/2027	295,000	441,763
Province of Quebec 7.50%, 9/15/2029	270,000	375,294
Republic of Italy 5.38%, 6/15/2033	180,000	173,797
Republic of Panama 8.88%, 9/30/2027	300,000	397,500
Republic of Peru
7.35%, 7/21/2025	165,000	197,175
8.75%, 11/21/2033	200,000	270,790
United Mexican States:
6.75%, 9/27/2034	165,000	189,936

See accompanying notes to financial statements.

92

SPDR Barclays Capital Long Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

8.30%, 8/15/2031	$165,000	$219,450

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $2,675,862)		2,826,574

MUNICIPAL BONDS AND NOTES — 7.0%
CALIFORNIA — 2.6%
California, State General Obligation:
7.50%, 4/1/2034	250,000	266,800
7.55%, 4/1/2039	250,000	268,263
Los Angeles, CA, General Obligation 5.75%, 7/1/2034	200,000	195,842
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	100,000	108,347

		839,252

CONNECTICUT — 0.3%
Connecticut, State General Obligation Series A 5.85%, 3/15/2032	100,000	108,918

GEORGIA — 0.3%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	100,000	98,182

ILLINOIS — 1.4%
Chicago, IL Transit Authority 6.90%, 12/1/2040	100,000	111,105
Illinois, State General Obligation 5.10%, 6/1/2033	450,000	350,811

		461,916

NEW YORK — 1.0%
New York, NY, Metropolitan Transportation Authority Revenue:
6.55%, 11/15/2031	100,000	106,609
6.65%, 11/15/2039	100,000	106,659
New York, NY, Municipal Water Finance Authority Revenue 5.95%, 6/15/2042	100,000	105,235

		318,503

PENNSYLVANIA — 0.6%
Pennsylvania, State General Obligation 4.65%, 2/15/2026	210,000	209,777

TEXAS — 0.5%
Texas, State General Obligation 5.52%, 4/1/2039	150,000	159,501

WASHINGTON — 0.3%
State of Washington 5.09%, 8/1/2033	100,000	99,399

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $2,280,402)		2,295,448

	Shares
SHORT TERM INVESTMENTS — 12.9%
MONEY MARKET FUNDS — 12.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,383,865	3,383,865
State Street Institutional Liquid Reserves Fund (d)	880,585	880,585

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $4,264,450)		4,264,450

TOTAL INVESTMENTS — 108.8% (g)
(Cost $33,842,242)		35,809,228
OTHER ASSETS AND LIABILITIES — (8.8)%		(2,900,165)

NET ASSETS — 100.0%		$32,909,063

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2010. Maturity date disclosed is the ultimate maturity.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

93

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 78.3%
AEROSPACE & DEFENSE — 0.6%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035	$1,600,000	$1,606,832

AIRLINES — 0.6%
UAL Corp. 4.50%, 6/30/2021 (a)	1,550,000	1,509,855

AUTOMOBILES — 4.0%
Ford Motor Co.:
4.25%, 11/15/2016	5,950,000	7,477,365
4.25%, 12/15/2036	1,350,000	1,707,750
Navistar International Corp. 3.00%, 10/15/2014	1,100,000	1,313,895

		10,499,010

BEVERAGES — 0.5%
Molson Coors Brewing Co. 2.50%, 7/30/2013 (a)	1,300,000	1,398,033

BIOTECHNOLOGY — 7.5%
Amgen, Inc.:
0.13%, 2/1/2011	5,300,000	5,222,063
0.38%, 2/1/2013	5,300,000	5,188,764
Amylin Pharmaceuticals, Inc. 3.00%, 6/15/2014	1,300,000	1,099,612
Cephalon, Inc.:
2.00%, 6/1/2015	1,750,000	2,255,312
2.50%, 5/1/2014	1,100,000	1,150,567
Gilead Sciences, Inc.:
0.50%, 5/1/2011 (a)	1,450,000	1,509,450
0.63%, 5/1/2013 (a)	1,400,000	1,567,020
Millipore Corp. 3.75%, 6/1/2026 (a)	1,150,000	1,437,753

		19,430,541

BUILDING PRODUCTS — 0.6%
Cemex SAB de CV 4.88%, 3/15/2015 (b)	1,500,000	1,482,150

COMMERCIAL BANKS — 1.2%
National City Corp. 4.00%, 2/1/2011	3,100,000	3,115,872

COMMUNICATIONS EQUIPMENT — 1.5%
Alcatel-Lucent USA, Inc. Series B, 2.88%, 6/15/2025	3,800,000	3,198,137
Ciena Corp. 0.88%, 6/15/2017	1,050,000	641,381

		3,839,518

COMPUTERS & PERIPHERALS — 5.6%
EMC Corp.:
1.75%, 12/1/2011	3,650,000	4,424,712
1.75%, 12/1/2013	3,600,000	4,554,396
NetApp, Inc. 1.75%, 6/1/2013	2,600,000	3,374,514
SanDisk Corp. 1.00%, 5/15/2013 (a)	2,570,000	2,293,597

		14,647,219

CONTAINERS & PACKAGING — 0.4%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	1,250,000	1,147,344

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Qwest Communications International, Inc. 3.50%, 11/15/2025	2,650,000	2,932,119

ELECTRICAL EQUIPMENT — 0.4%
Suntech Power Holdings Co., Ltd. 3.00%, 3/15/2013	1,300,000	976,690

ENERGY EQUIPMENT & SERVICES — 2.0%
Cameron International Corp. 2.50%, 6/15/2026 (a)	1,050,000	1,179,003
Nabors Industries, Inc. 0.94%, 5/15/2011 (a)	4,000,000	3,929,092

		5,108,095

FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014	2,400,000	2,271,840

HEALTH CARE EQUIPMENT & SUPPLIES — 5.9%
Beckman Coulter, Inc. 2.50%, 12/15/2036 (a)	1,150,000	1,264,425
Hologic, Inc. 2.00%, 12/15/2037 (c)	3,700,000	3,132,198
Kinetic Concepts, Inc. 3.25%, 4/15/2015 (b)	1,550,000	1,498,362
Medtronic, Inc.:
1.50%, 4/15/2011 (a)	4,700,000	4,673,186
1.63%, 4/15/2013 (a)	4,700,000	4,714,382

		15,282,553

HEALTH CARE PROVIDERS & SERVICES — 1.2%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014 (a)	1,350,000	1,251,380
Omnicare, Inc. 3.25%, 12/15/2035	2,138,000	1,780,099

		3,031,479

HOTELS, RESTAURANTS & LEISURE — 2.1%
Carnival Corp. 2.00%, 4/15/2021	1,250,000	1,293,375
International Game Technology 3.25%, 5/1/2014 (a)	1,900,000	2,097,391
MGM Resorts International 4.25%, 4/15/2015 (a)(b)	2,550,000	2,048,963

		5,439,729

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc. 2.00%, 5/15/2014	1,050,000	1,064,280

INDUSTRIAL CONGLOMERATES — 0.8%
Textron, Inc. 4.50%, 5/1/2013	1,350,000	1,968,975

INTERNET & CATALOG RETAIL — 0.4%
priceline.com, Inc. 1.25%, 3/15/2015 (b)	1,100,000	1,001,338

See accompanying notes to financial statements.

94

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

INTERNET SOFTWARE & SERVICES — 1.0%
VeriSign, Inc. 3.25%, 8/15/2037	$2,800,000	$2,516,324

IT SERVICES — 0.7%
Alliance Data Systems Corp. 1.75%, 8/1/2013	1,750,000	1,699,743

MACHINERY — 0.8%
Danaher Corp. Zero Coupon, 1/22/2021 (a)	1,800,000	1,931,580

MARINE — 0.4%
DryShips, Inc. 5.00%, 12/1/2014	1,500,000	1,128,333

MEDIA — 3.5%
Liberty Global, Inc. 4.50%, 11/15/2016 (a)(b)	1,900,000	2,222,734
Liberty Media LLC:
3.13%, 3/30/2023	2,350,000	2,435,822
3.25%, 3/15/2031	1,200,000	684,000
Virgin Media, Inc. 6.50%, 11/15/2016	2,250,000	2,612,700
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	1,250,000	1,212,447

		9,167,703

METALS & MINING — 6.5%
Alcoa, Inc. 5.25%, 3/15/2014	1,200,000	2,054,640
AngloGold Ashanti Holdings Finance PLC 3.50%, 5/22/2014 (a)(b)	1,600,000	1,791,120
ArcelorMittal 5.00%, 5/15/2014 (a)	1,750,000	2,042,250
Goldcorp, Inc. 2.00%, 8/1/2014	1,800,000	2,072,538
Newmont Mining Corp.:
1.25%, 7/15/2014	1,250,000	1,790,725
1.63%, 7/15/2017	1,250,000	1,810,987
3.00%, 2/15/2012 (a)	1,150,000	1,639,532
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	1,250,000	1,174,813
United States Steel Corp. 4.00%, 5/15/2014	1,800,000	2,530,260

		16,906,865

OIL, GAS & CONSUMABLE FUELS — 6.9%
Chesapeake Energy Corp.:
2.25%, 12/15/2038	1,850,000	1,333,526
2.50%, 5/15/2037	2,200,000	1,702,250
Massey Energy Co. 3.25%, 8/1/2015 (a)	1,525,000	1,279,454
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	1,600,000	1,572,640
Transocean, Inc.:
Series B 1.50%, 12/15/2037	4,650,000	4,134,199
Series C 1.50%, 12/15/2037	4,650,000	3,882,183
Series A 1.63%, 12/15/2037	3,000,000	2,886,654
USEC, Inc. 3.00%, 10/1/2014	1,400,000	1,052,153

		17,843,059

PHARMACEUTICALS — 3.1%
Allergan, Inc. 1.50%, 4/1/2026 (a)	1,350,000	1,472,040
Mylan, Inc.:
1.25%, 3/15/2012 (a)	1,300,000	1,299,735
3.75%, 9/15/2015	1,250,000	1,792,900
Teva Pharmaceutical Finance Co. BV Series B 1.75%, 2/1/2026 (a)	1,850,000	2,134,289
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026 (a)	1,250,000	1,461,450

		8,160,414

REAL ESTATE INVESTMENT TRUSTS — 4.6%
Annaly Capital Management, Inc. 4.00%, 2/15/2015	1,300,000	1,329,016
Boston Properties LP:
2.88%, 2/15/2037 (a)	1,450,000	1,426,873
3.63%, 2/15/2014 (b)	1,700,000	1,684,865
Host Hotels & Resorts LP 2.63%, 4/15/2027 (b)	1,200,000	1,139,651
ProLogis:
1.88%, 11/15/2037	1,900,000	1,695,119
2.25%, 4/1/2037 (a)	2,350,000	2,199,995
The Macerich Co. 3.25%, 3/15/2012 (b)	1,500,000	1,442,764
Vornado Realty LP 3.88%, 4/15/2025 (a)	1,050,000	1,127,028

		12,045,311

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.9%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015 (a)	3,600,000	3,426,890
Intel Corp.:
2.95%, 12/15/2035 (a)	3,350,000	3,191,310
3.25%, 8/1/2039 (a)(b)	4,250,000	4,817,375
Linear Technology Corp. Series A 3.00%, 5/1/2027	2,150,000	2,111,158
Microchip Technology, Inc. 2.13%, 12/15/2037	2,500,000	2,451,428
Micron Technology, Inc. 1.88%, 6/1/2014	2,750,000	2,438,810
Xilinx, Inc.:
2.63%, 6/15/2017 (b)	750,000	758,250
3.13%, 3/15/2037	1,550,000	1,412,205

		20,607,426

SOFTWARE — 3.3%
Microsoft Corp. Zero Coupon, 6/15/2013 (b)	2,750,000	2,718,925
Salesforce.com, Inc. 0.75%, 1/15/2015 (b)	1,200,000	1,376,220
Symantec Corp.:
0.75%, 6/15/2011	2,300,000	2,280,703
1.00%, 6/15/2013 (a)	2,100,000	2,147,292

		8,523,140

See accompanying notes to financial statements.

95

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
NII Holdings, Inc. 3.13%, 6/15/2012	$2,550,000	$2,404,403
SBA Communications Corp.:
1.88%, 5/1/2013	1,150,000	1,155,635
4.00%, 10/1/2014	1,100,000	1,412,180

		4,972,218

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $199,324,252)		203,255,588

	Shares
CONVERTIBLE PREFERRED STOCKS — 20.6%
AUTOMOBILES — 2.1%
Ford Motor Co. Capital Trust II 6.50%, 1/15/2032 (a)	124,250	5,485,637

COMMERCIAL BANKS — 3.1%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	8,500	7,913,500

CONSUMER FINANCE — 0.5%
SLM Corp. Series C 7.25%, 12/15/2010	2,300	1,316,750

DIVERSIFIED FINANCIAL SERVICES — 5.5%
Bank of America Corp. Series L 7.25%, 12/31/2049	7,200	6,537,600
Citigroup, Inc. 7.50%, 12/15/2012 (a)	69,400	7,842,200

		14,379,800

ELECTRIC UTILITIES — 1.3%
AES Trust III 6.75%, 10/15/2029	23,000	997,050
PPL Corp. 9.50%, 7/1/2013	45,000	2,332,800

		3,329,850

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co. 6.25%, 6/1/2011 (a)	72,300	2,617,983
Bunge, Ltd.:
4.88%, 12/31/2049 (a)	12,500	1,036,875
5.13%, 12/1/2010	1,850	938,875

		4,593,733

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Inverness Medical Innovations, Inc. Series B 3.00%, 12/31/2049 (a)	4,186	825,312

INSURANCE — 2.3%
American International Group, Inc. 8.50%, 8/1/2011 (a)	175,000	1,680,000
Hartford Financial Services Group, Inc. 7.25%, 4/1/2013	52,500	1,214,850
Vale Capital II 5.50%, 6/15/2012	28,000	1,969,240
XL Capital, Ltd. 5.50%, 6/15/2010	45,900	1,153,467

		6,017,557

OIL, GAS & CONSUMABLE FUELS — 0.3%
CenterPoint Energy, Inc. 0.34%, 9/15/2029 (e)(f)(g)	30,500	893,650

PHARMACEUTICALS — 1.8%
Mylan, Inc. 6.50%, 11/15/2010	4,400	4,677,156

PIPELINES — 0.5%
El Paso Corp. 4.99%, 12/31/2049 (d)	1,200	1,173,120

THRIFTS & MORTGAGE FINANCE — 0.5%
Federal National Mortgage Association 5.38%, 12/31/2049 (d)	25	59,125
Sovereign Capital Trust IV 4.38%, 3/1/2034	37,000	1,137,750

		1,196,875

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017	2,200	1,593,900

TOTAL CONVERTIBLE PREFERRED STOCKS — (h)
(Cost $51,336,722)		53,396,840

COMMON STOCKS — 0.6%
CAPITAL MARKETS — 0.6%
E*TRADE Financial Corp. (a)(d)	128,000	1,512,960

THRIFTS & MORTGAGE FINANCE — 0.0% (i)
Federal National Mortgage Association (d)	100,000	34,250

TOTAL COMMON STOCKS — (h)
(Cost $2,286,283)		1,547,210

SHORT TERM INVESTMENTS — 14.1%
MONEY MARKET FUNDS — 14.1%
State Street Navigator Securities Lending Prime Portfolio (j)(k)	33,590,990	33,590,990
State Street Institutional Liquid Reserves Fund (j)	3,037,026	3,037,026

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $36,628,016)		36,628,016

TOTAL INVESTMENTS — 113.6% (g)
(Cost $289,575,273)		294,827,654
OTHER ASSETS AND LIABILITIES — (13.6)%		(35,198,821)

NET ASSETS — 100.0%		$259,628,833

See accompanying notes to financial statements.

96

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.1% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2010. Maturity date disclosed is the ultimate maturity.
(d)	Non-income producing security.
(e)	Variable-rate security. Rate shown is rate in effect at June 30, 2010. Maturity date disclosed is the ultimate maturity.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Amount represents 0.3% of net assets.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
(h)	Value determined based on Level 1 inputs. (Note 2)
(i)	Amount shown represents less than 0.05% of net assets.
(j)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(k)	Investments of cash collateral for securities loaned.

See accompanying notes to financial statements.

97

SPDR Barclays Capital Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.7%
Fannie Mae
4.00%, 30yr TBA	$1,200,000	$1,215,188
4.50%, 15yr TBA	500,000	527,422
4.50%, 30yr TBA	2,250,000	2,331,914
5.00%, 15yr TBA	900,000	960,188
5.00%, 30yr TBA	1,525,000	1,613,164
5.50%, 30yr TBA	3,850,000	4,132,133
6.00%, 30yr TBA	1,700,000	1,843,969
6.50%, 30yr TBA	500,000	547,578
Freddie Mac
4.00%, 15yr TBA	900,000	934,242
4.50%, 30yr TBA	1,500,000	1,553,438
4.50%, 15yr TBA	550,000	579,777
5.00%, 30yr TBA	2,500,000	2,643,555
5.50%, 15yr TBA	150,000	161,953
5.50%, 30yr TBA	1,200,000	1,287,562
6.00%, 30yr TBA	1,250,000	1,356,836
Ginnie Mae
4.00%, 2/15/2040	100,000	101,839
4.50%, 30yr TBA	1,350,000	1,406,320
5.00%, 30yr TBA	1,800,000	1,917,000
5.50%, 30yr TBA	1,100,000	1,188,344
6.00%, 30yr TBA	800,000	871,875
6.50%, 30yr TBA	100,000	109,734

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $26,938,901)		27,284,031

	Shares
SHORT TERM INVESTMENT — 96.7%
MONEY MARKET FUND — 96.7%
State Street Institutional Liquid Reserves Fund (a)(b)(c) (Cost $26,464,512)	26,464,512	26,464,512

TOTAL INVESTMENTS — 196.4% (d)
(Cost $53,403,413)		53,748,543
OTHER ASSETS AND LIABILITIES — (96.4)%		(26,386,140)

NET ASSETS — 100.0%		$27,362,403

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
TBA = To Be Announced

See accompanying notes to financial statements.

98

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 25.5%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 5.25%, 2/1/2014	$220,000	$245,853
Honeywell International, Inc. 6.13%, 11/1/2011	380,000	407,450
The Boeing Co. 6.13%, 2/15/2033	165,000	187,242
United Technologies Corp.:
4.50%, 4/15/2020 (a)	60,000	64,757
5.70%, 4/15/2040	60,000	66,039

		971,341

AIR FREIGHT & LOGISTICS — 0.1%
United Parcel Service, Inc. 6.20%, 1/15/2038	250,000	296,184

BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/2020	385,000	413,861
Diageo Capital PLC 5.75%, 10/23/2017	250,000	283,006
PepsiCo, Inc. 4.50%, 1/15/2020 (a)	100,000	106,765

		803,632

BIOTECHNOLOGY — 0.1%
Amgen, Inc.:
4.50%, 3/15/2020 (a)	50,000	53,430
5.75%, 3/15/2040	55,000	60,594
Life Technologies Corp. 6.00%, 3/1/2020	100,000	107,952

		221,976

CAPITAL MARKETS — 1.1%
BlackRock, Inc. 3.50%, 12/10/2014	200,000	209,254
Svensk Exportkredit AB 5.13%, 3/1/2017	405,000	452,781
The Bank of New York Mellon Corp. 4.95%, 11/1/2012	230,000	248,272
The Goldman Sachs Group, Inc.:
3.25%, 6/15/2012	205,000	214,841
5.35%, 1/15/2016	755,000	778,845
5.95%, 1/15/2027	595,000	555,708

		2,459,701

CHEMICALS — 0.2%
Praxair, Inc. 2.13%, 6/14/2013	100,000	101,109
The Dow Chemical Co. 8.55%, 5/15/2019	330,000	402,390

		503,499

COMMERCIAL BANKS — 4.7%
Asian Development Bank 2.75%, 5/21/2014	205,000	212,984
Bank of Nova Scotia 2.38%, 12/17/2013 (a)	100,000	101,388
BB&T Corp. 3.95%, 4/29/2016	100,000	102,375
Citibank NA 1.38%, 8/10/2011 (a)	1,060,000	1,069,949
Deutsche Bank AG 6.00%, 9/1/2017	250,000	275,092
E.I. du Pont de Nemours & Co. 5.25%, 12/15/2016	405,000	460,778
European Investment Bank:
2.00%, 2/10/2012	1,090,000	1,107,665
2.38%, 3/14/2014 (a)	545,000	554,178
Export-Import Bank of Korea:
4.13%, 9/9/2015 (a)	200,000	202,946
5.88%, 1/14/2015	205,000	222,937
HSBC Bank USA NA 4.63%, 4/1/2014	370,000	390,549
Inter-American Development Bank 5.13%, 9/13/2016	405,000	464,598
International Bank for Reconstruction & Development:
2.38%, 5/26/2015	200,000	203,643
4.75%, 2/15/2035	80,000	86,505
JPMorgan Chase & Co.:
2.20%, 6/15/2012	310,000	318,601
6.40%, 5/15/2038	205,000	237,225
JPMorgan Chase Bank NA 6.00%, 10/1/2017	555,000	605,845
Key Bank NA 5.80%, 7/1/2014	455,000	485,078
Kreditanstalt fuer Wiederaufbau:
3.25%, 10/14/2011 (a)	545,000	561,285
4.00%, 10/15/2013	720,000	773,005
4.50%, 7/16/2018 (a)	215,000	233,899
Oesterreichische Kontrollbank AG 4.75%, 10/16/2012	405,000	435,070
PNC Funding Corp. 5.13%, 2/8/2020	150,000	155,420
SunTrust Bank/Atlanta GA:
5.00%, 9/1/2015	100,000	102,066
7.25%, 3/15/2018	60,000	66,304
US Bank NA 6.38%, 8/1/2011	250,000	264,403
Wachovia Bank NA 5.85%, 2/1/2037	275,000	272,704
Wells Fargo & Co. 5.63%, 12/11/2017	150,000	163,806
Wells Fargo Bank NA 4.75%, 2/9/2015	245,000	256,900

		10,387,198

COMMERCIAL SERVICES — 0.0% (b)
RR Donnelley & Sons Co. 5.50%, 5/15/2015	100,000	99,500

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Republic Services, Inc. 5.00%, 3/1/2020 (c)	100,000	103,851
Waste Management, Inc. 7.38%, 3/11/2019 (a)	100,000	121,425

		225,276

See accompanying notes to financial statements.

99

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc. 5.50%, 2/22/2016	$240,000	$275,002

COMPUTERS & PERIPHERALS — 0.3%
Hewlett-Packard Co. 6.13%, 3/1/2014	200,000	229,057
International Business Machines Corp.:
5.70%, 9/14/2017	210,000	242,742
5.88%, 11/29/2032 (a)	165,000	186,431

		658,230

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	110,000	119,204

DIVERSIFIED FINANCIAL SERVICES — 6.2%
American Express Credit Corp. 5.88%, 5/2/2013	265,000	289,802
Bank of America Corp.:
Series L 2.10%, 4/30/2012	205,000	210,188
Series L 3.13%, 6/15/2012	410,000	428,660
Bank of America NA 5.30%, 3/15/2017	785,000	780,414
BP Capital Markets PLC 3.13%, 3/10/2012 (a)	100,000	92,500
Capital One Financial Corp. 8.88%, 5/15/2040	155,000	158,100
Caterpillar Financial Services Corp. 7.15%, 2/15/2019 (a)	220,000	270,042
Citigroup Funding, Inc. 0.27%, 5/5/2011 (d)	5,300,000	5,301,924
Citigroup, Inc. 5.63%, 8/27/2012	1,175,000	1,215,883
Credit Suisse USA, Inc. 6.50%, 1/15/2012	585,000	624,480
General Electric Capital Corp.:
2.63%, 12/28/2012	530,000	551,034
5.25%, 10/19/2012	405,000	432,797
5.63%, 5/1/2018	485,000	517,241
6.75%, 3/15/2032	240,000	259,751
HSBC Finance Corp. 6.38%, 10/15/2011	200,000	209,439
Merrill Lynch & Co., Inc. 6.88%, 4/25/2018	580,000	618,547
Morgan Stanley:
2.00%, 9/22/2011 (a)	205,000	208,621
6.00%, 5/13/2014	560,000	589,566
6.63%, 4/1/2018	390,000	408,487
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	360,000	458,930
Nomura Holdings, Inc.:
5.00%, 3/4/2015	70,000	73,731
6.70%, 3/4/2020	21,000	22,059

		13,722,196

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
British Telecommunications PLC 9.88%, 12/15/2030	100,000	122,071
Deutsche Telekom International Finance BV 6.75%, 8/20/2018 (a)	210,000	241,055
Qwest Corp. 8.38%, 5/1/2016	15,000	16,388
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	219,565
Verizon Communications, Inc. 6.40%, 2/15/2038	300,000	328,473

		927,552

ELECTRIC UTILITIES — 1.3%
Duke Energy Carolinas LLC 7.00%, 11/15/2018 (a)	620,000	765,941
Florida Power & Light Co. 5.69%, 3/1/2040 (a)	65,000	71,759
Pacific Gas & Electric Co. 4.80%, 3/1/2014	880,000	963,556
Progress Energy, Inc. 7.75%, 3/1/2031	405,000	512,987
PSEG Power LLC 5.13%, 4/15/2020 (c)	80,000	82,932
San Diego Gas & Electric Co. 6.13%, 9/15/2037	115,000	133,502
Virginia Electric and Power Co. 5.10%, 11/30/2012	360,000	388,618

		2,919,295

FOOD & STAPLES RETAILING — 0.4%
CVS Caremark Corp. 6.25%, 6/1/2027	150,000	161,206
Safeway, Inc. 5.63%, 8/15/2014 (a)	215,000	241,197
Target Corp. 7.00%, 1/15/2038	220,000	279,069
Wal-Mart Stores, Inc. 5.88%, 4/5/2027	200,000	226,726

		908,198

FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	254,141
General Mills, Inc. 5.70%, 2/15/2017	305,000	350,099
Kraft Foods, Inc.:
5.63%, 11/1/2011	405,000	426,283
6.50%, 2/9/2040	100,000	111,489

		1,142,012

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc. 6.25%, 12/1/2037 (a)	155,000	183,417
Covidien International Finance SA 2.80%, 6/15/2015	100,000	100,993

		284,410

See accompanying notes to financial statements.

100

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc. 6.25%, 6/15/2014	$205,000	$230,117
UnitedHealth Group, Inc. 6.00%, 2/15/2018	200,000	223,215

		453,332

HOTELS, RESTAURANTS & LEISURE — 0.2%
McDonald’s Corp. 5.35%, 3/1/2018	360,000	410,831

HOUSEHOLD PRODUCTS — 0.3%
Fortune Brands, Inc. 6.38%, 6/15/2014	100,000	110,940
Kimberly-Clark Corp. 5.00%, 8/15/2013	215,000	233,484
The Procter & Gamble Co. 5.55%, 3/5/2037 (a)	240,000	270,334

		614,758

INDUSTRIAL CONGLOMERATES — 0.1%
Tyco International Finance SA 3.38%, 10/15/2015	100,000	102,089

INSURANCE — 1.2%
American International Group, Inc. 5.45%, 5/18/2017	790,000	701,125
Berkshire Hathaway Finance Corp. 5.00%, 8/15/2013	215,000	235,532
CNA Financial Corp. 7.35%, 11/15/2019	100,000	105,860
Genworth Financial, Inc. 7.70%, 6/15/2020	100,000	99,750
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	98,316
6.63%, 3/30/2040	100,000	93,407
Lincoln National Corp. 6.30%, 10/9/2037	100,000	97,048
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	100,000	106,714
MetLife, Inc. 5.70%, 6/15/2035 (a)	405,000	396,429
Prudential Financial, Inc. 3.88%, 1/14/2015	135,000	136,003
The Allstate Corp. 5.95%, 4/1/2036 (a)	165,000	170,240
The Travelers Cos., Inc. 6.25%, 3/15/2037	405,000	376,650

		2,617,074

MACHINERY — 0.1%
Caterpillar, Inc. 6.05%, 8/15/2036	165,000	188,461

MEDIA — 1.0%
CBS Corp. 8.20%, 5/15/2014 (a)	210,000	245,700
Comcast Corp.:
6.40%, 5/15/2038	210,000	226,917
6.50%, 1/15/2017	330,000	375,962
DIRECTV Holdings LLC 5.20%, 3/15/2020 (c)	65,000	67,487
NBC Universal, Inc. 3.65%, 4/30/2015 (c)	75,000	76,513
NBC Universal, Inc., Series 1 5.15%, 4/30/2020 (c)	35,000	36,496
News America, Inc. 6.15%, 3/1/2037	240,000	249,233
The Walt Disney Co. 5.70%, 7/15/2011 (a)	215,000	225,849
Time Warner Cable, Inc. 5.85%, 5/1/2017	330,000	364,021
Time Warner, Inc. 7.70%, 5/1/2032	240,000	285,567
Viacom, Inc. 6.25%, 4/30/2016	100,000	112,447

		2,266,192

METALS & MINING — 0.5%
Alcoa, Inc. 5.38%, 1/15/2013 (a)(e)	215,000	221,450
ArcelorMittal 5.38%, 6/1/2013	100,000	105,471
Rio Tinto Finance USA, Ltd. 5.88%, 7/15/2013	430,000	470,518
Vale Overseas, Ltd. 6.88%, 11/21/2036	330,000	341,603

		1,139,042

MULTI-UTILITIES — 0.2%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	405,000	433,062

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 5.65%, 5/15/2013	430,000	466,828

OIL, GAS & CONSUMABLE FUELS — 1.9%
Anadarko Petroleum Corp. 5.95%, 9/15/2016	130,000	111,800
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	405,000	439,845
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	880,000	998,214
Enterprise Products Operating LLC 5.20%, 9/1/2020	200,000	203,905
Kinder Morgan Energy Partners LP 5.80%, 3/15/2035	175,000	165,930
Pemex Project Funding Master Trust 6.63%, 6/15/2035 (a)	115,000	116,725
Petro-Canada 5.95%, 5/15/2035	100,000	102,591
Petrobras International Finance Co.:
5.75%, 1/20/2020	105,000	105,103
6.88%, 1/20/2040	105,000	105,787
Shell International Finance BV 6.38%, 12/15/2038	220,000	259,188
Southern Natural Gas Co. 5.90%, 4/1/2017 (c)	880,000	916,972
Transocean, Inc. 6.00%, 3/15/2018	55,000	50,325
Valero Energy Corp. 6.13%, 2/1/2020 (a)	65,000	66,757

See accompanying notes to financial statements.

101

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

Weatherford International, Inc. 6.80%, 6/15/2037 (a)	$239,000	$218,155
Williams Partners LP 5.25%, 3/15/2020 (c)	110,000	111,628
XTO Energy, Inc. 5.90%, 8/1/2012	165,000	180,109

		4,153,034

PHARMACEUTICALS — 0.7%
AstraZeneca PLC 6.45%, 9/15/2037	75,000	90,150
Eli Lilly & Co. 5.20%, 3/15/2017	225,000	253,349
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	155,000	184,159
Novartis Capital Corp. 1.90%, 4/24/2013	160,000	162,250
Pfizer, Inc. 6.20%, 3/15/2019	235,000	279,266
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	357,336
Wyeth 5.95%, 4/1/2037	240,000	271,016

		1,597,526

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Duke Realty LP 6.75%, 3/15/2020	25,000	26,735
ProLogis 7.38%, 10/30/2019 (a)	200,000	194,363
Simon Property Group LP 4.20%, 2/1/2015	300,000	308,873
Vornado Realty LP 4.25%, 4/1/2015	100,000	98,954

		628,925

ROAD & RAIL — 0.3%
CSX Corp. 6.15%, 5/1/2037	165,000	178,420
Norfolk Southern Corp. 7.70%, 5/15/2017	330,000	405,977
Union Pacific Corp. 6.13%, 2/15/2020	100,000	115,502

		699,899

SOFTWARE — 0.2%
Oracle Corp.:
5.75%, 4/15/2018	200,000	230,384
6.13%, 7/8/2039	100,000	116,072

		346,456

SPECIALTY RETAIL — 0.3%
Staples, Inc. 9.75%, 1/15/2014 (a)	100,000	122,707
The Home Depot, Inc. 5.40%, 3/1/2016	405,000	447,611

		570,318

TOBACCO — 0.3%
Philip Morris International, Inc. 4.88%, 5/16/2013	430,000	465,392
Reynolds American, Inc. 7.63%, 6/1/2016	100,000	114,145

		579,537

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
AT&T Corp. 8.00%, 11/15/2031	455,000	582,497
Embarq Corp. 7.08%, 6/1/2016	165,000	175,495
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012	405,000	453,147
Telecom Italia Capital 5.25%, 10/1/2015	200,000	200,936
Verizon Global Funding Corp. 6.88%, 6/15/2012	405,000	445,363
Vodafone Group PLC 5.63%, 2/27/2017	240,000	262,527

		2,119,965

TOTAL CORPORATE BONDS & NOTES —
(Cost $52,999,852)		56,311,735

FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Export Development Canada 2.25%, 5/28/2015	200,000	202,759
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	476,100
Japan Finance Corp. 1.50%, 7/6/2012	150,000	151,202
Panama Government International Bond
5.20%, 1/30/2020	50,000	52,060
6.70%, 1/26/2036	50,000	55,250
Province of Ontario 4.95%, 6/1/2012	455,000	487,728
Province of Quebec 7.50%, 9/15/2029	455,000	632,439
Republic of Italy 5.63%, 6/15/2012	790,000	832,829
Republic of South Africa 5.50%, 3/9/2020	100,000	103,380
United Mexican States 5.63%, 1/15/2017	880,000	961,752

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $3,777,247)		3,955,499

U.S. GOVERNMENT AGENCY MBS TBA — 33.8%
Fannie Mae
4.00%, 30yr TBA	2,700,000	2,734,172
4.50%, 30yr TBA	2,400,000	2,487,375
5.00%, 15yr TBA	2,900,000	3,093,937
5.50%, 30yr TBA	13,500,000	14,489,297
6.00%, 30yr TBA	1,500,000	1,627,031
6.50%, 30yr TBA	3,000,000	3,285,469
Freddie Mac
4.00%, 15yr TBA	2,000,000	2,076,094
4.50%, 15yr TBA	3,250,000	3,425,957

See accompanying notes to financial statements.

102

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

4.50%, 30yr TBA	$5,700,000	$5,903,062
5.00%, 30yr TBA	11,500,000	12,160,352
5.50%, 15yr TBA	1,000,000	1,079,687
6.00%, 30yr TBA	8,300,000	9,009,391
Ginnie Mae
4.50%, 30yr TBA	2,450,000	2,552,211
5.00%, 30yr TBA	3,600,000	3,834,000
5.50%, 30yr TBA	3,200,000	3,457,000
6.00%, 30yr TBA	2,200,000	2,397,656
6.50%, 30yr TBA	1,000,000	1,097,344

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $73,470,465)		74,710,035

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Fannie Mae
2.00%, 9/28/2012	545,000	547,140
2.50%, 5/15/2014 (a)	1,685,000	1,742,432
4.00%, 1/20/2017	250,000	253,833
5.00%, 5/11/2017 (a)	1,210,000	1,381,461
6.00%, 6/1/2017	700,000	758,781
7.13%, 1/15/2030 (a)	525,000	716,827
Federal Farm Credit Bank 1.88%, 12/7/2012	1,025,000	1,046,745
Federal Home Loan Bank
5.00%, 11/17/2017 (a)	300,000	343,238
5.13%, 8/14/2013 (a)	1,760,000	1,970,133
5.38%, 8/19/2011 (a)	2,090,000	2,205,163
Federal National Mortgage Association 1.50%, 6/1/2012	500,000	501,017
Freddie Mac
2.13%, 3/23/2012	1,090,000	1,117,400
3.15%, 1/22/2015	150,000	150,224
5.00%, 4/18/2017	723,000	824,770
Ginnie Mae 4.00%, 6/15/2040	250,000	254,597
Tennessee Valley Authority
4.75%, 8/1/2013	100,000	110,026
5.25%, 9/15/2039	200,000	221,509

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $13,511,810)		14,145,296

U.S. TREASURY OBLIGATIONS — 30.0%
Treasury Bonds
4.38%, 5/15/2040	250,000	270,390
4.50%, 8/15/2039	3,500,000	3,855,215
5.38%, 2/15/2031	875,000	1,076,723
6.88%, 8/15/2025	1,000,000	1,387,580
7.50%, 11/15/2016	515,000	674,959
8.75%, 8/15/2020	1,130,000	1,694,039
8.88%, 8/15/2017	713,000	1,015,547
Treasury Notes
0.75%, 11/30/2011	3,000,000	3,011,280
0.75%, 5/31/2012 (a)	600,000	601,728
1.00%, 8/31/2011	2,000,000	2,012,960
1.13%, 12/15/2011	2,565,000	2,589,650
1.38%, 5/15/2012	5,475,000	5,555,373
1.38%, 1/15/2013	5,000,000	5,067,550
1.38%, 5/15/2013	300,000	303,642
1.88%, 4/30/2014 (a)	2,055,000	2,091,969
2.38%, 10/31/2014 (a)	2,555,000	2,636,147
2.75%, 10/31/2013	2,565,000	2,699,021
2.75%, 11/30/2016	3,080,000	3,157,832
2.75%, 5/31/2017	300,000	306,315
3.13%, 8/31/2013 (a)	3,445,000	3,666,789
3.13%, 10/31/2016	2,155,000	2,260,811
3.13%, 5/15/2019 (a)(f)	7,000,000	7,145,670
3.38%, 11/15/2019	1,000,000	1,035,690
3.50%, 5/15/2020 (a)	600,000	627,888
4.00%, 2/15/2014	2,000,000	2,192,880
4.13%, 5/15/2015	3,440,000	3,822,459
4.50%, 9/30/2011 (a)	2,250,000	2,365,763
4.75%, 8/15/2017 (a)	2,425,000	2,804,100
5.13%, 5/15/2016	310,000	361,813

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $64,286,045)		66,291,783

COMMERCIAL MORTGAGE BACKED SECURITIES — 3.3%
Bank of America Commercial Mortgage, Inc. 5.66%, 6/10/2049 (d)	250,000	244,854
Bear Stearns Commercial Mortgage Securities 4.75%, 2/13/2046 (d)	550,000	571,534
Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	375,479
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049 (d)	400,000	378,767
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (d)	500,000	512,201
GS Mortgage Securities Corp. II
5.40%, 8/10/2038 (d)	475,000	505,323
5.55%, 4/10/2038 (d)	500,000	506,327
JPMorgan Chase Commercial Mortgage Securities Corp.
4.87%, 3/15/2046 (d)	250,000	254,558
4.88%, 1/12/2038 (d)	500,000	528,914
5.44%, 6/12/2047 (d)	510,000	509,312
5.81%, 6/12/2043 (d)	500,000	519,784
LB-UBS Commercial Mortgage Trust
4.37%, 3/15/2036 (d)	450,000	455,748
4.51%, 12/15/2029 (d)	500,000	504,352
5.11%, 6/15/2029 (d)	250,000	258,606
Morgan Stanley Capital I
5.51%, 11/12/2049 (d)	475,000	492,768
5.61%, 4/15/2049	205,000	211,051

See accompanying notes to financial statements.

103

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

Wachovia Bank Commercial Mortgage Trust 4.96%, 11/15/2035 (d)	$500,000	$531,089

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $6,078,396)		7,360,667

ASSET BACKED — 0.5%
AUTOMOBILES — 0.0% (b)
USAA Auto Owner Trust 2.53%, 7/15/2015	40,000	41,169

CREDIT CARD RECEIVABLES — 0.5%
Capital One Multi-Asset Execution Trust 5.05%, 2/15/2016	245,000	267,719
Citibank Credit Card Issuance Trust:
4.90%, 6/23/2016	200,000	221,036
5.35%, 2/7/2020	295,000	336,676
5.65%, 9/20/2019	200,000	230,368

		1,055,799

TOTAL ASSET BACKED —
(Cost $987,966)		1,096,968

MUNICIPAL BONDS AND NOTES — 0.4%
CALIFORNIA — 0.1%
California, State General Obligation:
5.95%, 4/1/2016	35,000	37,176
7.30%, 10/1/2039	200,000	208,218

		245,394

GEORGIA — 0.1%
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	206,438

ILLINOIS — 0.1%
Illinois, State General Obligation:
4.07%, 1/1/2014	100,000	98,534
5.10%, 6/1/2033	200,000	155,916

		254,450

MASSACHUSETTS — 0.1%
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	97,022

NEW YORK — 0.0% (b)
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	65,000	66,813

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $880,308)		870,117

	Shares
SHORT TERM INVESTMENTS — 36.9%
MONEY MARKET FUNDS — 36.9%
State Street Institutional Liquid Reserves Fund (f)(g)	70,848,215	70,848,215
State Street Navigator Securities Lending Prime Portfolio (g)(h)	10,761,980	10,761,980

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $81,610,195)		81,610,195

TOTAL INVESTMENTS — 138.6% (j)
(Cost $297,602,284)		306,352,295
OTHER ASSETS AND LIABILITIES — (38.6)%		(85,324,895)

NET ASSETS — 100.0%		$221,027,400

(a)	Security, or portion thereof, was on loan as of June 30, 2010.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security. Rate shown is rate in effect at June 30, 2010. Maturity date disclosed is the ultimate maturity.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Amount represents 0.1% of net assets.
(f)	Security or a portion thereof, has been designated as collateral for TBA securities.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	Investments of cash collateral for securities loaned.
(i)	Value determined based on Level 1 inputs. (Note 2)
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
TBA = To Be Announced

See accompanying notes to financial statements.

104

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 99.5%
ALABAMA — 0.5%
Alabama, Auburn University, General Fee Revenue 5.00%, 6/1/2038 (a)	$2,200,000	$2,287,054
Alabama, Public School & College Authority 5.00%, 12/1/2023	1,500,000	1,623,195
Birmingham, AL, Capital Investment Series A 4.50%, 12/1/2027 (a)	1,000,000	984,540

		4,894,789

ALASKA — 0.3%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	2,889,110

ARIZONA — 3.1%
Arizona, Salt River Project, Agricultural Improvement & Power District:
Series A 5.00%, 1/1/2016	500,000	576,445
Series A 5.00%, 1/1/2027	2,500,000	2,695,550
Series A 5.00%, 1/1/2033	5,000,000	5,257,500
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2021	1,500,000	1,655,970
Arizona, State Transportation Board, Highway Revenue Series A 5.00%, 7/1/2028	7,145,000	7,674,802
Chandler, AZ, General Obligation 4.25%, 7/1/2026	5,000,000	5,064,200
Maricopa County, AZ, Community College District, General Obligation Series C 3.00%, 7/1/2022	2,000,000	1,904,680
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Senior Lien 5.50%, 7/1/2019	1,000,000	1,174,810
Phoenix, AZ, General Obligation Series A 5.00%, 7/1/2017	1,000,000	1,167,010
Pima County, AZ, Industrial Development Authority, Lease Revenue 5.00%, 9/1/2039	2,000,000	1,996,820

		29,167,787

CALIFORNIA — 11.1%
Anaheim, CA, Public Financing Authority, Revenue 4.50%, 10/1/2037 (a)	4,000,000	3,777,800
Azusa, CA, Public Financing Authority, Revenue 5.00%, 7/1/2039 (a)	1,200,000	1,213,896
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	11,325,800
Series AG 5.00%, 12/1/2025	5,760,000	6,325,920
California, State Public Works Board, Lease Revenue Series D 5.00%, 5/1/2025	1,000,000	1,037,610
California, State University Revenue:
Series A 4.50%, 11/1/2044 (a)	6,090,000	5,573,812
Series A 5.00%, 11/1/2037 (a)	1,000,000	1,007,400
Foothill-De Anza, CA, Community College District, General Obligation Series B 5.00%, 8/1/2027 (a)	4,475,000	4,714,278
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue Series A 5.00%, 7/1/2027 (a)	3,780,000	3,980,756
Los Angeles, CA, Community College District, General Obligation Series A 5.00%, 8/1/2027	1,000,000	1,041,020
Los Angeles, CA, Unified School District:
Series B 4.75%, 7/1/2019 (a)	3,485,000	3,712,605
Series A-1 5.00%, 7/1/2016 (a)	3,000,000	3,280,470
Series A 5.00%, 7/1/2018 (a)	900,000	986,076
Series H 5.00%, 7/1/2021 (a)	2,695,000	2,895,212
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2029	1,000,000	1,073,470
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	4,900,000	5,282,543
Rancho Santiago, CA, Community College District, General Obligation 5.00%, 9/1/2026 (a)	3,535,000	3,699,625
San Diego, CA, Community College District 5.00%, 5/1/2020 (a)	2,720,000	2,955,933
San Diego, CA, Unified School District Series C-2 5.50%, 7/1/2019 (a)	1,600,000	1,895,024
San Diego, CA, Unified School District Election of 1998 Series G-1 4.50%, 7/1/2029 (a)	5,000,000	4,930,900
San Francisco, CA, Bay Area Rapid Transit District:
Series B 5.00%, 8/1/2022	1,500,000	1,666,575
Series B 5.00%, 8/1/2032	1,600,000	1,687,552
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F 5.00%, 4/1/2031	7,275,000	7,493,686
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2031 (a)	1,000,000	986,450
Series A 4.75%, 11/1/2036 (a)	3,000,000	2,995,320
San Francisco, CA, Community College District Series B 5.00%, 6/15/2028 (a)	5,225,000	5,415,608
San Jose, CA, Evergreen Community College District Series A Zero Coupon, 9/1/2020 (a)	2,500,000	1,526,250
University of California, Revenue:
Series J 4.50%, 5/15/2031 (a)	3,000,000	2,959,890
Series J 4.50%, 5/15/2035 (a)	2,000,000	1,927,400
Series B 4.75%, 5/15/2038	1,300,000	1,255,137
Series E 5.00%, 5/15/2014 (a)	3,180,000	3,590,570

See accompanying notes to financial statements.

105

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

University of Southern California, Educational Facilities Authority, Revenue Series A 4.50%, 10/1/2033	$1,000,000	$971,840
West Valley-Mission Community College District, CA, Election 2004-A 5.00%, 8/1/2030 (a)	2,000,000	2,065,400

		105,251,828

COLORADO — 1.1%
Cherry Creek, CO, Arapahoe County School District, General Obligation Series B 5.50%, 12/15/2013 (a)	2,030,000	2,331,577
Douglas County, CO, School District Series B 5.00%, 12/15/2019	2,000,000	2,256,400
Platte River, CO, Power Authority Revenue:
Series HH 5.00%, 6/1/2024	1,255,000	1,390,803
Series HH 5.00%, 6/1/2029	1,000,000	1,075,800
University of Colorado, Enterprise System Revenue 5.00%, 6/1/2023 (a)	3,000,000	3,206,610

		10,261,190

CONNECTICUT — 2.7%
Connecticut, State General Obligation:
Series A 4.50%, 5/1/2026	1,000,000	1,044,100
Series C 5.00%, 4/1/2011 (a)	2,000,000	2,068,900
Series B 5.00%, 4/15/2012	5,000,000	5,385,050
State of Connecticut:
5.00%, 12/1/2020	7,500,000	8,694,150
5.00%, 12/1/2021	7,500,000	8,621,400

		25,813,600

DELAWARE — 0.4%
Delaware, State General Obligation 5.00%, 3/1/2013	1,000,000	1,111,130
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,682,550

		3,793,680

DISTRICT OF COLUMBIA — 1.1%
District of Columbia, Water & Sewer Authority, Public Utility Revenue Series A 5.50%, 10/1/2039	5,000,000	5,412,100
Metropolitan Washington, DC, Airports Authority System Series C 5.00%, 10/1/2028	5,000,000	5,279,350

		10,691,450

FLORIDA — 4.1%
County of Miami-Dade FL 5.00%, 10/1/2023 (a)	500,000	538,760
Florida State Board of Education 5.00%, 6/1/2037	1,000,000	1,038,290
Florida, State Board of Education, Capital Outlay:
Series B 5.00%, 6/1/2015	2,600,000	2,976,870
Series A 5.00%, 6/1/2016	1,215,000	1,396,521
Series A 5.00%, 6/1/2017	5,000,000	5,757,100
Series D 5.00%, 6/1/2024	7,550,000	8,276,612
Florida, State Board of Education, General Obligation Series B 5.25%, 6/1/2013	2,000,000	2,237,680
Gainesville, FL, Utility System Revenue, (Pre-refunded) Series A 5.00%, 10/1/2035 (a)	900,000	1,053,585
JEA, FL, Bulk Power Supply System Revenue, Scherer 4 Project Series A 5.63%, 10/1/2033	5,000,000	5,270,150
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,674,983
5.00%, 7/1/2031	1,980,000	2,046,033
Orlando Utilities Commission 5.00%, 10/1/2029	1,400,000	1,482,152
Palm Beach County, FL, Public Improvement Revenue 5.00%, 5/1/2038	5,000,000	5,166,300

		38,915,036

GEORGIA — 3.2%
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue Series B 5.00%, 7/1/2037 (a)	6,875,000	7,183,825
Augusta, GA, Water & Sewer Revenue 5.00%, 10/1/2014 (a)	1,085,000	1,235,001
De Kalb County, GA, General Obligation 5.00%, 12/1/2014	1,495,000	1,727,473
De Kalb County, GA, Water & Sewer Revenue Series B 5.25%, 10/1/2024	3,000,000	3,584,520
Georgia, State General Obligation:
Series B 5.00%, 4/1/2012	2,000,000	2,156,460
Series B 5.00%, 7/1/2022	4,500,000	5,124,645
Series B 5.00%, 7/1/2024	1,145,000	1,282,377
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,325,427
Milledgeville — Baldwin County, GA, Development Authority, (Pre-refunded) 5.50%, 9/1/2024	1,500,000	1,777,470

		30,397,198

HAWAII — 1.1%
Hawaii, State General Obligation:
Series DF 5.00%, 7/1/2020 (a)	1,360,000	1,491,689
Series DJ 5.00%, 4/1/2023 (a)	900,000	985,428
Series DI 5.00%, 3/1/2025 (a)	5,000,000	5,376,100
Hawaii, State Highway Revenue Series B 5.00%, 7/1/2015 (a)	1,285,000	1,479,587
Honolulu, HI, City & County General Obligation Series A 5.00%, 7/1/2029 (a)	1,500,000	1,589,700

		10,922,504

See accompanying notes to financial statements.

106

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

ILLINOIS — 5.0%
Chicago, IL, General Obligation:
Series A 5.00%, 1/1/2015 (a)	$900,000	$1,009,134
Series B 5.00%, 1/1/2022 (a)	1,000,000	1,067,610
Series A 5.25%, 1/1/2037	5,000,000	5,207,050
Chicago, IL, Metropolitan Water Reclamation District:
Series A 5.00%, 12/1/2020	1,000,000	1,163,950
Series C 5.25%, 12/1/2032	5,000,000	5,789,050
Chicago, IL, O’Hare International Airport Revenue Series A 5.00%, 1/1/2038 (a)	1,500,000	1,499,985
Chicago, IL, Water Revenue 5.25%, 11/1/2038	2,500,000	2,602,350
County of Cook IL 5.25%, 11/15/2033	8,520,000	8,885,423
Illinois State Toll Highway Authority 5.00%, 1/1/2028	10,000,000	10,273,700
Illinois, Finance Authority Revenue, University of Chicago Series B 6.25%, 7/1/2038	5,000,000	5,667,550
Kendall, Kane, & Will Counties, IL, School District No. 308, General Obligation Zero Coupon, 2/1/2022 (a)	5,000,000	2,944,300
Southwestern, IL, Development Authority Revenue Zero Coupon, 12/1/2021 (a)	1,125,000	674,280
State of Illinois 5.00%, 1/1/2015	955,000	1,049,755

		47,834,137

INDIANA — 1.6%
Indiana, State Finance Authority, Highway Revenue:
Series A 4.50%, 12/1/2020 (a)	1,000,000	1,053,950
Series A 4.50%, 6/1/2027 (a)	9,000,000	9,099,450
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2015	3,000,000	3,350,700
Indiana, State Finance Authority, State Revolving Fund Program Revenue Series B 5.00%, 2/1/2018	1,535,000	1,764,129

		15,268,229

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue Series A 5.00%, 9/1/2011	2,000,000	2,104,980

KENTUCKY — 0.3%
Kentucky, State Property & Buildings Commission 5.00%, 8/1/2013 (a)	1,000,000	1,110,010
Kentucky, State Turnpike Authority, Economic Recovery Series B 4.50%, 7/1/2023	1,285,000	1,339,741

		2,449,751

LOUISIANA — 0.6%
Louisiana, State Gas & Fuels Tax Revenue Series A 5.00%, 5/1/2031 (a)	5,365,000	5,550,629

MARYLAND — 2.2%
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,577,226
Maryland, State Department of Transportation, Highway Revenue:
5.00%, 2/15/2015	1,500,000	1,720,635
5.00%, 2/15/2017	1,925,000	2,235,502
Maryland, State General Obligation:
5.00%, 8/1/2012	1,250,000	1,365,663
Series C 5.00%, 3/1/2017	2,900,000	3,403,817
Series A 5.25%, 2/15/2013	1,000,000	1,116,840
Montgomery County, MD, General Obligation:
Series A 5.00%, 9/1/2015	3,430,000	3,890,752
Series A 5.00%, 7/1/2016	1,500,000	1,753,605

		21,064,040

MASSACHUSETTS — 3.5%
Commonwealth of Massachusetts 5.00%, 3/1/2025	965,000	1,063,131
Massachusetts, Bay Transportation Authority, Revenue Series A 5.00%, 7/1/2029	3,000,000	3,447,480
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 7/1/2021	1,000,000	1,171,690
Series A 5.25%, 7/1/2029	5,000,000	5,833,150
Series B 5.50%, 7/1/2027 (a)	1,200,000	1,453,596
Massachusetts, School Building Authority:
Series A 5.00%, 8/15/2024 (a)	1,000,000	1,082,220
Series A 5.00%, 8/15/2026 (a)	3,000,000	3,207,270
Series A 5.00%, 8/15/2030 (a)	2,700,000	2,817,180
Massachusetts, State Construction Loan Series B 5.00%, 8/1/2015	1,310,000	1,508,098
Massachusetts, State General Obligation:
Series A 5.25%, 8/1/2019	900,000	1,065,222
Series B 5.25%, 9/1/2024 (a)	5,000,000	5,914,450
Massachusetts, State Health & Educational Facilities Authority, Revenue Series A 5.50%, 11/15/2036	2,000,000	2,241,420
Massachusetts, State Water Pollution Abatement Trust 5.25%, 8/1/2033	2,000,000	2,357,540

		33,162,447

MICHIGAN — 0.7%
Michigan, Municipal Bond Authority Revenue:
4.63%, 10/1/2025	2,000,000	2,132,100
5.00%, 10/1/2022	1,700,000	1,871,666
5.00%, 10/1/2029	2,905,000	3,129,150

		7,132,916

See accompanying notes to financial statements.

107

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

MINNESOTA — 0.7%
Minnesota, State General Obligation:
5.00%, 6/1/2015	$1,820,000	$2,111,582
5.00%, 11/1/2016	1,820,000	2,131,948
5.00%, 6/1/2018	1,940,000	2,228,692

		6,472,222

MISSISSIPPI — 0.1%
Mississippi, State General Obligation Series B 5.00%, 12/1/2013	1,000,000	1,130,250

MISSOURI — 1.8%
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series B 5.00%, 5/1/2024	10,000,000	11,021,000
Missouri, State Highways & Transit Commission, State Road Revenue, Second Lien:
5.25%, 5/1/2019	4,000,000	4,631,280
5.25%, 5/1/2020	1,000,000	1,151,090

		16,803,370

MONTANA — 0.3%
Montana, State Department of Transportation, Revenue 5.00%, 6/1/2015 (a)	2,130,000	2,441,981

NEBRASKA — 0.5%
Omaha, NE, Public Power District Series A 5.00%, 2/1/2039	5,000,000	5,136,150

NEVADA — 1.9%
Clark County, NV, General Obligation:
4.50%, 6/1/2018 (a)	1,475,000	1,588,044
4.75%, 6/1/2025 (a)	1,735,000	1,788,941
5.00%, 11/1/2020 (a)	1,000,000	1,090,250
Clark County, NV, School District, General Obligation Series B 4.50%, 6/15/2016 (a)	1,010,000	1,114,424
Las Vegas Valley, NV, Water District, General Obligation Series B 5.00%, 6/1/2015	1,500,000	1,682,295
Nevada, State General Obligation Series F 5.00%, 12/1/2021 (a)	8,725,000	9,289,420
Nevada, State Highway Improvement Revenue 5.00%, 12/1/2017 (a)	1,000,000	1,113,840

		17,667,214

NEW JERSEY — 4.0%
New Jersey Environmental Infrastructure Trust 4.00%, 9/1/2027	2,520,000	2,523,377
New Jersey, Recreational Facility Improvements Revenue Series A 5.80%, 11/1/2018 (a)	1,000,000	1,168,260
New Jersey, State Economic Development Authority School Facilities Construction:
Series DD-1 5.00%, 12/15/2016	2,000,000	2,210,480
Series DD-1 5.00%, 12/15/2017	5,500,000	6,074,200
New Jersey, State Educational Facilities Authority Revenue, Higher Education Capital Improvement Series A 5.00%, 9/1/2018 (a)	735,000	798,085
New Jersey, State Environmental Infrastructure Trust Series A 4.00%, 9/1/2022	3,200,000	3,344,896
New Jersey, State General Obligation 5.00%, 6/1/2019	9,565,000	11,090,139
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,525,803
New Jersey, State Transportation Trust Fund Authority:
Series C Zero Coupon, 12/15/2029 (a)	2,585,000	893,428
Series A Zero Coupon, 12/15/2034	20,000,000	5,063,400
New Jersey, State Transportation Trust Fund Authority (Escrow to Maturity) Series A 5.25%, 6/15/2012 (a)	1,305,000	1,425,426
New Jersey, State Turnpike Authority Series A 5.25%, 1/1/2027 (a)	1,000,000	1,138,120
State of New Jersey 5.00%, 6/15/2017	820,000	902,098

		38,157,712

NEW MEXICO — 1.0%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	6,650,000	6,953,706
New Mexico, Severance Tax Series A-1 4.00%, 7/1/2014	2,000,000	2,155,820

		9,109,526

NEW YORK — 15.8%
City of New York, NY 2.00%, 8/1/2012	915,000	935,020
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,160,290
Erie County, NY, Industrial Development Agency Revenue:
Series A 5.75%, 5/1/2019 (a)	1,500,000	1,764,960
Series A 5.75%, 5/1/2021 (a)	3,000,000	3,400,350
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	1,275,000	1,420,860
New York & New Jersey, Port Authority Revenue:
156th Series 4.75%, 11/1/2036	7,000,000	7,130,900
144th Series 5.00%, 10/1/2028	3,000,000	3,196,320
New York City Municipal Water Finance Authority 5.00%, 6/15/2027	545,000	596,824
New York City Transitional Finance Authority:
5.00%, 11/1/2020	600,000	691,632
5.00%, 5/1/2023	865,000	964,769

See accompanying notes to financial statements.

108

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

New York State Dormitory Authority:
5.00%, 7/1/2021	$700,000	$804,797
5.00%, 2/15/2029	750,000	805,268
New York, NY, City Municipal Water Finance Authority:
Series DD 4.50%, 6/15/2038	2,310,000	2,306,281
Series DD 4.63%, 6/15/2031	1,030,000	1,050,909
Series C 4.75%, 6/15/2033 (a)	5,000,000	5,082,650
Series C 4.75%, 6/15/2033	1,000,000	1,013,920
Series C 5.00%, 6/15/2035	2,320,000	2,392,662
Series A 5.00%, 6/15/2038	1,000,000	1,044,040
Series D 5.00%, 6/15/2038	1,000,000	1,037,150
New York, NY, City Transitional Finance Authority:
Series D-1 5.00%, 11/1/2013	1,500,000	1,691,715
Series B 5.00%, 11/1/2014	1,050,000	1,201,231
Series A-2 5.00%, 11/1/2017	4,500,000	5,086,260
Series C-1 5.00%, 11/1/2020	900,000	1,014,309
Series B 5.00%, 8/1/2021	2,725,000	2,930,901
Series B 5.00%, 11/1/2026	10,000,000	10,795,500
New York, NY, General Obligation:
Series C-1 5.00%, 10/1/2012	1,400,000	1,524,488
Series C 5.00%, 8/1/2015	5,000,000	5,709,300
Series C 5.00%, 11/15/2016	5,000,000	5,819,900
Series B-1 5.25%, 9/1/2023	7,180,000	7,983,442
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A-2 5.00%, 11/15/2029	12,620,000	13,480,810
Series B 5.25%, 8/1/2015	2,000,000	2,255,300
New York, State Dormitory Authority Revenue, State Supported Debt Series A 5.00%, 7/1/2038	3,350,000	3,493,279
New York, State Dormitory Authority, State Income Tax Revenue:
Series D 5.00%, 3/15/2016	1,800,000	2,060,928
Series B 5.00%, 3/15/2028	5,000,000	5,378,950
New York, State Environmental Facilities Corp.:
Series A 4.50%, 6/15/2036	1,500,000	1,532,250
Series A 5.13%, 6/15/2038	1,000,000	1,059,920
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,000,000	2,112,400
New York, State Local Government Assistance Corp. Series A 5.00%, 4/1/2020	3,000,000	3,411,360
New York, State Thruway Authority Series G 4.75%, 1/1/2030 (a)	920,000	932,218
New York, State Thruway Authority, Highway & Bridge Revenue:
Series B 5.00%, 4/1/2014 (a)	2,000,000	2,254,140
Series B 5.00%, 4/1/2021 (a)	3,000,000	3,276,450
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A 5.00%, 3/15/2028	2,000,000	2,144,200
Series A 5.00%, 3/15/2029	2,000,000	2,140,960
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series B 5.00%, 4/1/2019	5,400,000	6,169,986
Series A 5.00%, 4/1/2020 (a)	3,000,000	3,264,390
Series A 5.00%, 4/1/2021	500,000	554,710
New York, State Urban Development Corp., Revenue:
Series B 3.63%, 3/15/2012	710,000	745,472
Series A-1 5.00%, 12/15/2016	2,000,000	2,325,460
Series B 5.00%, 3/15/2020	3,000,000	3,338,100
Series A-1 5.00%, 12/15/2022 (a)	1,000,000	1,090,270
Series B-1 5.00%, 3/15/2036	1,000,000	1,058,440
State of New York:
3.00%, 3/1/2017	4,105,000	4,270,924
4.00%, 3/1/2018	1,030,000	1,130,961

		150,038,526

NORTH CAROLINA — 2.1%
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2038	3,000,000	3,180,180
Mecklenburg County, NC, General Obligation:
Series A 4.00%, 8/1/2015	3,135,000	3,501,544
Series A 5.00%, 8/1/2015	1,000,000	1,165,440
North Carolina, Infrastructure Finance Corp., Certificates of Participation Series A 5.00%, 2/1/2020 (a)	1,275,000	1,422,773
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2026	4,500,000	4,699,620
North Carolina, State General Obligation Series B 5.00%, 4/1/2016	2,000,000	2,333,020
University of North Carolina, Chapel Hill 5.00%, 12/1/2031	3,640,000	3,868,701

		20,171,278

OHIO — 1.7%
Columbus, OH, General Obligation Series A 5.00%, 9/1/2018	1,500,000	1,731,420
Ohio, State Common Schools, General Obligation Series C 5.00%, 9/15/2015	5,000,000	5,765,400
Ohio, University of Akron, General Receipts:
Series A 5.00%, 1/1/2033 (a)	1,000,000	1,017,480
Series B 5.25%, 1/1/2023 (a)	1,970,000	2,139,893
State of Ohio 5.00%, 8/1/2021	4,885,000	5,664,499

		16,318,692

OREGON — 1.1%
Oregon, State Department of Transportation Revenue:
Series C 5.00%, 11/15/2015	1,500,000	1,744,935
Series A 5.00%, 11/15/2033	1,500,000	1,597,065

See accompanying notes to financial statements.

109

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

Portland, OR, Sewer System Revenue Series A 5.00%, 6/1/2015 (a)	$1,730,000	$1,993,912
Salem-Keizer, OR, School District No. 24J, General Obligation:
Series B Zero Coupon, 6/15/2021	2,010,000	1,307,364
Series B Zero Coupon, 6/15/2028	9,745,000	4,264,217

		10,907,493

PENNSYLVANIA — 2.7%
Central Bucks, PA, School District 5.00%, 5/15/2023	2,500,000	2,795,650
Pennsylvania, Commonwealth Financing Authority, Revenue Series A 5.00%, 6/1/2025 (a)	1,925,000	2,031,472
Pennsylvania, State General Obligation:
Series A 4.50%, 11/1/2021	1,390,000	1,514,599
Series A 5.00%, 11/1/2013	1,000,000	1,128,160
5.00%, 3/15/2015	4,750,000	5,458,510
5.00%, 5/15/2015	1,000,000	1,152,230
5.00%, 7/1/2015	5,000,000	5,767,500
5.00%, 4/15/2021	5,000,000	5,716,500

		25,564,621

PUERTO RICO — 0.4%
Commonwealth of Puerto Rico 5.00%, 7/1/2016 (a)	3,250,000	3,562,683

RHODE ISLAND — 0.4%
Rhode Island, State & Providence Plantations, Consolidated Capital Development:
Series E 4.70%, 11/1/2025	3,000,000	3,125,850
Series C 5.00%, 11/15/2025 (a)	1,000,000	1,068,340

		4,194,190

SOUTH CAROLINA — 0.9%
Charleston County, SC, Sales Tax Revenue 5.00%, 11/1/2018	2,000,000	2,323,760
South Carolina, State Economic Development Authority Series A 2.00%, 4/1/2024	3,000,000	2,337,840
South Carolina, State Public Service Authority:
Series C 5.00%, 1/1/2016 (a)	1,275,000	1,464,937
Series E 5.00%, 1/1/2017	2,500,000	2,883,400

		9,009,937

TENNESSEE — 1.3%
Chattanooga, TN, Electric Revenue Series A 5.00%, 9/1/2027	5,950,000	6,440,518
Memphis, TN, Electric System Revenue 5.00%, 12/1/2018	1,500,000	1,746,750
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:
Series A 5.00%, 10/1/2013	2,000,000	2,254,780
Series B 5.00%, 10/1/2039	1,000,000	1,068,560
Shelby County, TN, General Obligation 5.00%, 4/1/2019	1,080,000	1,266,613

		12,777,221

TEXAS — 11.2%
Austin, TX, Electrical Utilities System Revenue 5.00%, 11/15/2035 (a)	5,100,000	5,230,866
County of Harris TX 5.00%, 10/1/2024	10,000,000	11,244,000
Cypress-Fairbanks, TX, Independent School District 5.00%, 2/15/2023 (a)	5,000,000	5,437,100
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.50%, 12/1/2027 (a)	6,500,000	6,626,555
Series A 5.00%, 12/1/2015	6,785,000	7,837,421
Dallas, TX, General Obligation:
4.75%, 2/15/2026	1,500,000	1,560,315
5.00%, 2/15/2027	1,750,000	1,886,360
Denton, TX, Independent School District, General Obligation 5.00%, 8/15/2028 (a)	1,000,000	1,072,170
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	3,000,000	3,132,660
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	1,983,200
Houston, TX, Public Improvement Series D 5.00%, 3/1/2017 (a)	5,000,000	5,705,950
Houston, TX, Utility System Revenue:
Series A 5.25%, 11/15/2017 (a)	900,000	1,041,147
Series A 5.25%, 11/15/2031 (a)	4,600,000	4,971,634
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	2,853,450
La Joya, TX, Independent School District 5.00%, 2/15/2034 (a)	3,300,000	3,474,669
Prosper, TX, Independent School District 5.00%, 2/15/2038 (a)	1,000,000	1,041,020
Texas, State General Obligation:
Series B 4.25%, 8/1/2026	5,000,000	5,102,650
4.75%, 4/1/2036	1,000,000	1,009,930
Series A 5.00%, 10/1/2014	3,795,000	4,358,292
5.00%, 4/1/2029	3,000,000	3,222,510
Texas, State Transportation Commission:
Series A 4.50%, 4/1/2030 (a)	3,000,000	3,046,860
5.00%, 4/1/2019	5,000,000	5,683,950
Series A 5.00%, 4/1/2020	1,000,000	1,116,350
5.00%, 4/1/2024	4,125,000	4,511,347
5.00%, 4/1/2026	2,555,000	2,737,376
Texas, State Water Development Board, Revenue, Sub Lien, A-1 5.00%, 7/15/2015	5,620,000	6,468,620
University of Texas:
Series F 4.75%, 8/15/2026	1,890,000	2,011,036
5.00%, 8/15/2018	255,000	291,932
University of Texas (Pre-refunded) 5.00%, 8/15/2018	1,420,000	1,641,520

		106,300,890

See accompanying notes to financial statements.

110

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

UTAH — 0.9%
Utah, Transport Authority Sales Tax Revenue:
Series A 5.00%, 6/15/2028	$4,410,000	$4,750,937
Series A 5.00%, 6/15/2036 (a)	3,850,000	4,048,121

		8,799,058

VIRGINIA — 2.8%
Fairfax County, VA, General Obligation:
Series A 4.00%, 4/1/2011	1,675,000	1,720,409
Series A 4.00%, 4/1/2020	1,000,000	1,044,060
Virginia College Building Authority 5.00%, 9/1/2022	5,945,000	6,782,948
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,000,000	3,510,720
Series B 5.25%, 8/1/2027	2,000,000	2,224,840
Virginia, State Public School Authority, Revenue Series B 5.25%, 8/1/2014	4,300,000	4,956,266
Virginia, State Resources Authority, Revenue Series B 5.00%, 11/1/2028	3,540,000	3,893,398
Virginia, Upper Occoquan Sewage Authority, Regional Sewage Revenue 5.00%, 7/1/2022 (a)	2,500,000	2,729,950

		26,862,591

WASHINGTON — 3.5%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue:
Series A 5.00%, 11/1/2032 (a)	3,000,000	3,153,570
Series A 5.00%, 11/1/2036	2,000,000	2,088,280
Energy Northwest, WA, Electric Revenue:
Series A 5.00%, 7/1/2014	1,000,000	1,137,840
Series A 5.50%, 7/1/2012 (a)	1,200,000	1,314,660
King County, WA, School District, General Obligation Series A 4.00%, 6/1/2011	1,250,000	1,289,813
Pierce County, WA, School District No. 3 5.00%, 12/1/2017 (a)	800,000	906,960
Seattle, WA, Municipal Light & Power Revenue 5.50%, 4/1/2022	1,435,000	1,662,218
Snohomish County, WA, School District No. 201 5.25%, 12/1/2024	3,225,000	3,615,225
Washington, State General Obligation:
Series C 4.25%, 1/1/2013	1,000,000	1,082,690
Series C 5.00%, 1/1/2021 (a)	2,100,000	2,328,900
Series A 5.00%, 7/1/2023	900,000	987,696
Series D 5.00%, 1/1/2027	8,945,000	9,620,526
Series A 5.00%, 7/1/2027 (a)	1,000,000	1,072,560
Series A 5.00%, 7/1/2032	2,000,000	2,110,860
Washington, State Variable Purposes Series C 5.00%, 2/1/2016	1,215,000	1,398,574

		33,770,372

WISCONSIN — 1.6%
Milwaukee, WI, General Obligation, Promisory Notes Series N1 5.00%, 2/1/2019	11,020,000	12,837,308
Wisconsin, State General Obligation Series C 5.00%, 5/1/2014	2,000,000	2,263,640

		15,100,948

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $914,485,467)		947,862,226

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Tax Free Money Market Fund (b)(c) (Cost $1,323,334)	1,323,334	1,323,334

TOTAL INVESTMENTS — 99.7% (d)
(Cost $915,808,801)		949,185,560
OTHER ASSETS AND LIABILITIES — 0.3%		3,074,463

NET ASSETS — 100.0%		$952,260,023

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	15.37%
	National Public Finance Guarantee Corp.	4.37%
	Ambac Financial Group	3.41%
	Assured Guaranty Corp.	1.18%
	Public School Fund Guaranteed	1.16%
	XL Capital Assurance, Inc.	0.53%
	Financial Guaranty Insurance Co.	0.15%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
Escrow to Matury = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

See accompanying notes to financial statements.

111

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 98.5%
CALIFORNIA — 98.5%
Alameda County, CA, Joint Powers Authority, Lease Revenue 5.00%, 12/1/2034 (a)	$1,000,000	$1,001,180
Anaheim, CA, Public Financing Authority, Revenue 4.50%, 10/1/2037 (a)	1,000,000	944,450
Azusa, CA, Public Financing Authority, Revenue 5.00%, 7/1/2039 (a)	800,000	809,264
Bakersfield, CA, Certificates of Participation Zero Coupon, 4/15/2021	1,000,000	668,690
Bakersfield, CA, Wastewater Revenue Series A 5.00%, 9/15/2032 (a)	300,000	305,418
California, Infrastructure & Economic Development Bank Revenue, Lien A (Pre-refunded) 5.00%, 7/1/2036 (a)	175,000	205,618
California, Pollution Control Financing Authority, Environmental Improvement Revenue 2.60%, 12/1/2046	200,000	175,986
California, State Department of Water Resources:
Series AE 5.00%, 12/1/2022	1,000,000	1,111,500
5.00%, 12/1/2026	760,000	819,576
California, State Public Works Board, Lease Revenue:
Series D 5.00%, 5/1/2025	500,000	518,805
Series C 5.00%, 4/1/2030	850,000	860,650
Chabot-Las Positas Community College District, CA, Election of 2004 Series B Zero Coupon, 8/1/2024 (a)	1,400,000	637,518
Chaffey Community College District, CA, Election of 2002 Series C 5.00%, 6/1/2032 (a)	1,000,000	1,008,660
Coast Community College District, CA, Election of 2002 Series B 5.00%, 8/1/2023 (a)	800,000	862,816
Desert Community College District, CA Series C 5.00%, 8/1/2037 (a)	300,000	304,989
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2035	1,000,000	1,029,840
El Dorado, CA, Irrigation District, Certificates of Participation Series A 6.25%, 8/1/2029 (a)	1,200,000	1,299,960
Foothill-De Anza, CA, Community College District, General Obligation Series B 5.00%, 8/1/2027 (a)	1,000,000	1,053,470
Grossmont, CA, Union High School District, Election of 2004 5.00%, 8/1/2033	1,780,000	1,803,532
Los Altos, CA, School District 5.00%, 8/1/2018 (a)	780,000	887,757
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.00%, 7/1/2026	2,500,000	2,708,750
Los Angeles County, CA, Public Works Financing Authority Revenue:
5.00%, 10/1/2012 (a)	290,000	316,869
5.00%, 10/1/2015 (a)	1,000,000	1,152,710
Los Angeles, CA, Community College District:
5.00%, 8/1/2026	100,000	105,145
Series A 5.00%, 8/1/2032 (a)	1,000,000	1,020,850
Los Angeles, CA, Department of Airports Revenue Series A 5.00%, 5/15/2021	1,000,000	1,110,950
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	1,515,000	1,586,947
Series C 5.25%, 8/1/2023	700,000	777,231
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue Series A 4.50%, 1/1/2037 (a)	205,000	180,453
Los Angeles, CA, Unified School District:
Series A-1 4.50%, 1/1/2028 (a)	2,000,000	1,893,280
Series F 5.00%, 1/1/2034	1,000,000	1,001,430
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2029	485,000	520,633
Los Angeles, CA, Water & Power Revenue Series A-1 5.00%, 7/1/2023 (a)	400,000	433,032
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,065,850
Marin, CA, Community College District Election of 2004 Series B 4.75%, 8/1/2034	1,000,000	988,650
Metropolitan Water District of Southern California:
Series C 5.00%, 7/1/2029	370,000	391,338
Series A 5.00%, 1/1/2031	1,000,000	1,067,650
North Orange County, CA, Community College District 5.00%, 8/1/2015 (a)	1,000,000	1,158,570
Redding, CA, Electric System Revenue, Certificates of Participation Series A 5.00%, 6/1/2030 (a)	555,000	569,175
Riverside, CA, Electric Revenue Series D 5.00%, 10/1/2027 (a)	835,000	873,944
Sacramento County, CA, Sanitation District Financing Authority Revenue Series A 5.25%, 12/1/2022 (a)	535,000	618,021
Sacramento, CA, Municipal Utility District, Electric Revenue:
5.00%, 8/15/2022 (a)	550,000	602,497
Series U 5.00%, 8/15/2023 (a)	1,000,000	1,086,660
San Bernardino, CA, Community College District:
Series B Zero Coupon, 8/1/2028	1,050,000	362,702
Series D Zero Coupon, 8/1/2032	2,290,000	578,798

See accompanying notes to financial statements.

112

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

Series C 5.00%, 8/1/2031 (a)	$900,000	$921,240
San Diego County, CA, Water Authority Revenue Series 2008-A 5.00%, 5/1/2015 (a)	200,000	228,816
San Diego Public Facilities Financing Authority 5.00%, 8/1/2024	1,000,000	1,077,890
San Diego, CA, Community College District 5.00%, 8/1/2032 (a)	1,000,000	1,023,870
San Diego, CA, Unified School District Election of 1998:
Series G-1 4.50%, 7/1/2029 (a)	1,000,000	986,180
Series F-1 4.50%, 7/1/2029 (a)	700,000	690,326
Series D-2 4.75%, 7/1/2026 (a)	685,000	701,762
San Francisco Bay Area Rapid Transit District 4.25%, 7/1/2033 (a)	1,000,000	950,660
San Francisco, CA, Bay Area Rapid Transit District Series B 5.00%, 8/1/2022	500,000	555,525
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
Series F 5.00%, 4/1/2025	800,000	846,904
Series F 5.00%, 4/1/2031	500,000	515,030
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2031 (a)	1,000,000	986,450
Series A 4.75%, 11/1/2036 (a)	1,500,000	1,497,660
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	904,712
San Jose, CA, Unified School District Santa Clara County Election of 2002:
Series C 5.00%, 8/1/2024 (a)	300,000	321,021
Series C 5.25%, 8/1/2019 (a)	1,000,000	1,125,160
San Juan, CA, Public Power Agency Project Revenue Series L 5.00%, 7/1/2022 (a)	100,000	109,062
San Marcos Schools Financing Authority:
Zero Coupon, 8/15/2031 (a)	1,000,000	247,790
Zero Coupon, 8/15/2034 (a)	1,110,000	218,337
San Mateo County, CA, Community College District Series B 5.00%, 9/1/2031	315,000	323,363
San Mateo, CA, Union High School District Series C Zero Coupon, 9/1/2027 (a)	2,535,000	1,024,875
San Ramon Valley, CA, Unified School District Election of 2002 5.00%, 8/1/2025 (a)	750,000	798,352
Santa Clara County, CA, Financing Authority, Lease Revenue:
Series L 5.00%, 5/15/2028	750,000	777,562
Series L 5.25%, 5/15/2036	1,000,000	1,031,750
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A 5.00%, 4/1/2036 (a)	500,000	514,060
Santa Clara Valley, CA, Water District, Certificates of Participation Series A 5.00%, 6/1/2037 (a)	500,000	511,100
Santa Clarita, CA, Union High School District, General Obligation, Election of 2001 Series B Zero Coupon, 9/1/2028 (a)	1,500,000	512,400
Sequoia, CA, Union High School District Election of 2008 Series A 5.00%, 7/1/2032	1,000,000	1,036,620
Stanford University, Educational Facilities Authority Revenue Series T-4 5.00%, 3/15/2014	450,000	513,491
University of California, Revenue:
Series J 4.50%, 5/15/2035 (a)	1,000,000	963,700
Series K 5.00%, 5/15/2020 (a)	250,000	274,008
Series Q 5.25%, 5/15/2023	1,000,000	1,107,270
University of Southern California, Educational Facilities Authority, Revenue:
Series A 4.50%, 10/1/2033	840,000	816,346
Series A 4.75%, 10/1/2037	1,740,000	1,743,045

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $62,465,061)		64,338,151

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund (b)(c) (Cost $69,456)	69,456	69,456

TOTAL INVESTMENTS — 98.6% (d)
(Cost $62,534,517)		64,407,607
OTHER ASSETS AND LIABILITIES — 1.4%		925,653

NET ASSETS — 100.0%		$65,333,260

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	27.43%
	National Public Finance Guarantee Corp.	16.65%
	Ambac Financial Group	5.71%
	Assured Guaranty Corp.	1.99%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

See accompanying notes to financial statements.

113

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 98.2%
NEW YORK — 96.0%
Battery Park City Authority, NY, Revenue Series A 5.25%, 11/1/2021	$100,000	$110,012
Erie County, NY, Industrial Development Agency Series A 5.75%, 5/1/2024 (a)	500,000	555,520
Haverstraw-Stony Point Central, NY, School District, General Obligation 3.00%, 10/15/2026 (a)	810,000	681,688
Nassau County, NY, General Obligation:
Series C 5.00%, 7/1/2015 (a)	500,000	571,610
5.00%, 7/1/2022	100,000	110,006
Series C 5.13%, 10/1/2035 (a)	100,000	105,214
Nassau County, NY, Interim Finance Authority:
5.00%, 11/15/2014	100,000	115,443
5.00%, 11/15/2014	100,000	115,443
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	445,760
New York & New Jersey, Port Authority Revenue:
4.50%, 9/15/2039	350,000	352,076
5.00%, 7/15/2022	100,000	112,274
144th Series 5.00%, 12/1/2029	400,000	423,124
New York City, NY, Cultural Resource Revenue, Museum of Modern Art Series A-1 5.00%, 4/1/2031	300,000	319,341
New York Metropolitan Transportation Authority:
4.00%, 11/15/2014	100,000	106,756
5.00%, 11/15/2011	135,000	142,493
New York, NY, City Transitional Finance Authority:
Series B 5.00%, 11/1/2015	200,000	231,332
5.00%, 11/1/2018	200,000	234,388
Series A-1 5.00%, 11/1/2024	600,000	644,250
New York, NY, General Obligation:
Series K 5.00%, 8/1/2013	200,000	222,514
Series G 5.00%, 8/1/2025	385,000	409,374
Series J-1 5.00%, 5/15/2036	425,000	443,836
New York, NY, Municipal Water Finance Authority:
4.50%, 6/15/2032	200,000	201,590
4.50%, 6/15/2039	600,000	598,056
Series GG-2 5.00%, 6/15/2035	100,000	105,681
Series DD 5.25%, 6/15/2024	200,000	222,176
Series A 5.63%, 6/15/2024	130,000	152,448
New York, Sales Tax Asset Receivables Corp. Series A 5.00%, 10/15/2020 (a)	600,000	659,160
New York, State Dormitory Authority Revenue, Columbia University 5.00%, 7/1/2038	250,000	267,650
New York, State Dormitory Authority Revenue, Cornell University:
Series A 5.00%, 7/1/2034	125,000	132,805
Series A 5.00%, 7/1/2039	300,000	316,200
New York, State Dormitory Authority Revenue, Fordham University:
4.25%, 7/1/2039	500,000	482,220
5.00%, 3/15/2017	100,000	115,047
5.00%, 10/1/2019	125,000	140,019
Series B 5.00%, 7/1/2033 (a)	500,000	518,990
New York, State Dormitory Authority Revenue, New York University Series A 5.00%, 7/1/2029	240,000	255,761
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A 5.00%, 8/1/2014	210,000	237,930
New York, State Dormitory Authority Revenue, School Districts Series C 5.00%, 10/1/2031 (a)	600,000	640,182
New York, State Dormitory Authority Revenue, State Supported Debt Series A 5.00%, 7/1/2038	650,000	677,800
New York, State Dormitory Authority, State Income Tax Revenue Series B 5.00%, 3/15/2028	260,000	279,705
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series B 5.00%, 2/15/2018	125,000	144,371
Series C 5.00%, 12/15/2020	500,000	556,620
New York, State Environmental Facilities Corp.:
Series A 4.50%, 6/15/2036	635,000	648,653
5.00%, 5/15/2015	150,000	173,441
5.00%, 12/15/2015	200,000	232,018
Series A 5.25%, 12/15/2026	200,000	222,756
New York, State General Obligation 5.00%, 4/15/2015	1,000,000	1,149,720
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	800,000	844,960
New York, State Local Government Assistance Corp.:
Series C 5.00%, 4/1/2018	500,000	584,345
5.00%, 4/1/2019	580,000	671,234
Series A 5.00%, 4/1/2020	435,000	494,647
New York, State Municipal Bond Bank Agency Series C-1 5.00%, 2/15/2016 (a)	200,000	225,896
New York, State Power Authority:
Series A 4.50%, 11/15/2047 (a)	700,000	700,833
Series C 5.00%, 11/15/2020 (a)	250,000	281,905
New York, State Thruway Authority, General Revenue Series B 5.00%, 4/1/2027	300,000	318,864
New York, State Thruway Authority, Second General Highway & Bridge Trust:
5.00%, 4/1/2019	110,000	123,110
Series B 5.00%, 4/1/2028	250,000	265,398
Series B 5.00%, 4/1/2029	300,000	317,832

See accompanying notes to financial statements.

114

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

New York, State Urban Development Corp., Revenue:
5.00%, 1/1/2016	$225,000	$256,079
5.00%, 12/15/2017	200,000	233,166
Series A-1 5.00%, 12/15/2022 (a)	520,000	566,940
Series A-1 5.00%, 12/15/2027	250,000	267,775
New York, Triborough Bridge & Tunnel Authority, Revenue:
Series A-1 4.00%, 11/15/2038	200,000	214,434
5.00%, 11/15/2027	145,000	155,207
5.00%, 11/15/2037	750,000	784,657
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2028	500,000	499,330
Westchester County, NY, General Obligation Series A 3.75%, 11/15/2012	500,000	538,660

		23,928,725

PUERTO RICO — 2.2%
Puerto Rico, Electric Power Authority Revenue Series UU 5.00%, 7/1/2016 (a)	500,000	552,400

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $23,640,477)		24,481,125

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Tax Free Money Market Fund (b)(c) (Cost $177,072)	177,072	177,072

TOTAL INVESTMENTS — 98.9% (d)
(Cost $23,817,549)		24,658,197
OTHER ASSETS AND LIABILITIES — 1.1%		268,044

NET ASSETS — 100.0%		$24,926,241

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	9.47%
	National Public Finance Guarantee Corp.	6.59%
	Assured Guaranty Corp.	5.98%
	Ambac Financial Group	2.27%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

115

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 98.6%
ALABAMA — 0.1%
Alabama, Public School & College Authority Revenue Series A 5.00%, 5/1/2014	$1,500,000	$1,694,745

ARIZONA — 3.5%
Arizona, Salt River Project, Electrical Systems Revenue:
Series A 3.00%, 1/1/2014	1,070,000	1,131,429
Series B 3.00%, 1/1/2014	5,000,000	5,287,050
Arizona, State Certificates of Participation Series A 5.00%, 10/1/2013 (a)	6,500,000	7,200,635
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2013	2,750,000	3,062,482
Gilbert, AZ, General Obligation 5.00%, 7/1/2013	8,740,000	9,695,020
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue Series B 5.00%, 7/1/2012 (a)	1,000,000	1,078,460
Pima County, AZ, General Obligation Series A 3.00%, 7/1/2012	5,000,000	5,196,150
State of Arizona 5.00%, 10/1/2014 (a)	10,375,000	11,641,787

		44,293,013

ARKANSAS — 1.3%
State of Arkansas 4.00%, 8/1/2014	15,000,000	16,493,550

CALIFORNIA — 7.5%
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	4,000,000	4,333,160
Series AF 5.00%, 12/1/2012	5,000,000	5,516,400
Series L 5.00%, 5/1/2015	1,000,000	1,128,810
Contra Costa Water District 3.00%, 10/1/2015	11,750,000	12,349,132
Irvine, CA, Unified School District Special Tax 5.00%, 9/1/2012 (a)	3,000,000	3,207,690
Long Beach, CA, Unified School District, General Obligation:
Series A 4.00%, 8/1/2011	2,200,000	2,281,532
Series A 4.00%, 8/1/2012	7,950,000	8,460,867
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Revenue 3.00%, 7/1/2013	3,000,000	3,173,340
Los Angeles County, CA, Public Works Financing Authority Revenue:
5.00%, 10/1/2011 (a)	770,000	810,964
5.00%, 10/1/2012 (a)	1,000,000	1,092,650
Series A 5.00%, 10/1/2014	4,800,000	5,478,432
Los Angeles, CA, General Obligation Series A 2.50%, 9/1/2014	8,825,000	9,128,404
Los Angeles, CA, Unified School District, General Obligation:
Series KRY 3.00%, 7/1/2011	5,000,000	5,122,300
Series H 5.00%, 7/1/2014 (a)	3,975,000	4,567,911
Series I 5.00%, 7/1/2014	2,000,000	2,237,740
Northern California Power Agency Revenue, Hydroelectric No-1 Series C 5.00%, 7/1/2014 (a)	1,500,000	1,678,305
San Bernardino County, CA, Transportation Authority, Sales Tax Revenue Series A 4.00%, 5/1/2012	4,000,000	4,200,920
San Francisco, CA, City & County, General Obligation:
Series 2008-R1 5.00%, 6/15/2013	3,000,000	3,339,570
Series A 5.00%, 6/15/2014	10,075,000	11,423,740
University of California, Revenue:
Series O 5.00%, 5/15/2013	3,000,000	3,325,590
Series J 5.00%, 5/15/2013 (a)	1,000,000	1,108,530

		93,965,987

COLORADO — 0.7%
Cherry Creek, CO, Arapahoe County School District, General Obligation Series B 6.00%, 12/15/2012	1,000,000	1,127,040
Denver, CO, City & County, General Obligation:
5.00%, 8/1/2012	950,000	1,035,633
Series A 5.00%, 9/1/2013 (a)	2,850,000	3,135,627
University of Colorado Enterprise System Revenue 5.00%, 6/1/2012 (a)	3,700,000	3,981,866

		9,280,166

CONNECTICUT — 6.6%
Connecticut, State General Obligation:
Series B 4.00%, 6/1/2011	2,000,000	2,065,740
Series F 5.00%, 12/1/2011	1,500,000	1,591,170
Series A 5.00%, 1/1/2012	5,000,000	5,321,150
5.00%, 3/15/2013	4,670,000	5,168,756
Series D 5.00%, 11/15/2013 (a)	5,000,000	5,649,950
Series C 5.00%, 6/1/2014	1,455,000	1,655,033
Series A 5.00%, 1/1/2015	14,000,000	16,013,480
5.00%, 3/15/2015	5,000,000	5,740,900
Connecticut, State Health & Educational Facility Authority Revenue Series A-4 5.00%, 7/1/2049 (b)	5,000,000	5,731,800
Connecticut, State Special Tax Obligation Revenue:
Series A 5.00%, 7/1/2012 (a)	1,700,000	1,840,403
Series 1 5.00%, 2/1/2013	2,000,000	2,200,280
Series A 5.00%, 12/1/2013	5,575,000	6,291,165
Series A 5.00%, 12/1/2014	5,000,000	5,726,750
State of Connecticut 5.00%, 12/1/2014	15,000,000	17,242,350
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	438,431

		82,677,358

See accompanying notes to financial statements.

116

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

DELAWARE — 0.7%
Delaware, State General Obligation:
4.00%, 8/1/2011	$750,000	$779,280
Series 2009A 4.00%, 1/1/2012	2,000,000	2,105,960
Series 2009A 5.00%, 1/1/2014	1,200,000	1,359,192
Series A 5.00%, 7/1/2015	4,000,000	4,653,440

		8,897,872

DISTRICT OF COLUMBIA — 0.2%
District of Columbia, Income Tax Revenue Series B 4.00%, 12/1/2013	2,000,000	2,184,760

FLORIDA — 2.8%
Florida, State Board of Education, General Obligation:
5.00%, 6/1/2013	1,000,000	1,111,720
Series C 5.00%, 6/1/2014	9,585,000	10,844,182
Florida, State Department of Environmental Protection Series A 5.00%, 7/1/2014	1,500,000	1,691,850
Florida, State Department of Management Services, Certificates of Participation 5.00%, 8/1/2012	1,000,000	1,072,530
Florida, State General Obligation Series B 5.00%, 7/1/2014	8,070,000	9,145,489
Florida, State Turnpike Authority, Turnpike Revenue Series A 5.00%, 7/1/2012 (a)	1,115,000	1,210,321
Florida, Water Pollution Control Revenue:
Series A 3.00%, 1/15/2012	2,000,000	2,075,860
Series A 3.00%, 1/15/2013	3,535,000	3,690,080
JEA, FL, Park System Revenue:
Series 20 4.00%, 10/1/2014	1,000,000	1,014,440
Series 21 5.00%, 10/1/2011 (a)	1,000,000	1,055,500
Orlando, FL, Utilities Commission System Revenue 5.00%, 10/1/2013	1,975,000	2,203,804
Pasco County, FL, School District Sales Tax Revenue 5.00%, 10/1/2011 (a)	300,000	312,615

		35,428,391

GEORGIA — 4.5%
Georgia, Emory University, Authority Revenue Series B 5.00%, 9/1/2011	3,925,000	4,130,081
Georgia, Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue Series A 5.00%, 7/1/2013 (a)	2,500,000	2,775,500
Georgia, State General Obligation:
Series B 5.00%, 7/1/2010	1,000,000	1,000,000
Series G 5.00%, 10/1/2010	1,000,000	1,011,100
Series A 5.00%, 9/1/2011	1,000,000	1,053,440
Series A 5.00%, 9/1/2013	2,050,000	2,311,354
Series C 5.00%, 7/1/2014	5,000,000	5,735,250
Series G 5.00%, 11/1/2014	3,535,000	4,085,824
Series C 5.50%, 7/1/2010	2,590,000	2,590,000
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 6/1/2012	3,000,000	3,246,960
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2011	1,000,000	1,026,660
5.00%, 2/1/2012	4,990,000	5,338,951
5.00%, 2/1/2013	5,135,000	5,687,937
Gwinnett County, GA, Water & Sewer Authority Revenue 4.00%, 8/1/2014	2,500,000	2,775,075
Henry County, GA, School District, General Obligation Series A 5.00%, 4/1/2012	5,525,000	5,933,187
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2012	7,000,000	7,673,190

		56,374,509

HAWAII — 1.6%
Hawaii, State General Obligation:
Series DT 4.00%, 11/1/2014	2,000,000	2,210,100
Series DG 5.00%, 7/1/2012 (a)	2,500,000	2,713,725
Series DG 5.00%, 7/1/2013 (a)	4,000,000	4,463,280
Series DG 5.00%, 7/1/2014 (a)	3,000,000	3,416,040
Series DY 5.00%, 2/1/2015	1,000,000	1,144,960
Honolulu, HI, City & County, General Obligation:
Series A 2.75%, 4/1/2014	1,750,000	1,835,032
Series C 4.00%, 4/1/2013	2,035,000	2,199,347
Series B 5.25%, 7/1/2014 (a)	2,125,000	2,435,760

		20,418,244

ILLINOIS — 1.9%
Chicago, IL, Board of Education, General Obligation Series D 4.00%, 12/1/2012 (a)	1,610,000	1,710,126
Chicago, IL, General Obligation:
Series C 5.00%, 1/1/2012 (a)	700,000	739,704
Series A 5.00%, 1/1/2013 (a)	4,700,000	5,107,161
Chicago, IL, Water Revenue:
5.00%, 11/1/2011 (a)	2,000,000	2,113,560
5.00%, 11/1/2014 (a)	1,000,000	1,127,060
Cook County, IL, General Obligation Series B 5.00%, 11/15/2014 (a)	1,200,000	1,351,656
Illinois, State General Obligation:
Series B 5.00%, 1/1/2011	950,000	968,145
Series B 5.00%, 3/1/2013	1,000,000	1,074,690
Illinois, State Revenue Series B 3.00%, 6/15/2014	1,675,000	1,729,153
Illinois, State Toll Highway Authority Revenue Series A 5.00%, 1/1/2014 (a)	4,000,000	4,440,640
State of Illinois 5.00%, 6/15/2015	2,575,000	2,863,606

		23,225,501

See accompanying notes to financial statements.

117

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

INDIANA — 1.4%
Indiana, State Finance Authority Revenue:
Series A 5.00%, 2/1/2013	$2,715,000	$2,991,984
Series A 5.00%, 2/1/2015	4,500,000	5,145,885
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2014	8,915,000	9,922,395

		18,060,264

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue Series A 5.00%, 9/1/2011	1,710,000	1,799,758

KENTUCKY — 0.4%
Kentucky Asset/Liability Commission Agency Fund Revenue 5.00%, 9/1/2012 (a)	4,000,000	4,338,080
Kentucky, State Turnpike Authority, Economic Development Road Revenue 5.00%, 7/1/2011 (a)	750,000	784,072

		5,122,152

LOUISIANA — 0.5%
Louisiana, State General Obligation Series A 5.00%, 5/1/2014	5,000,000	5,653,100

MARYLAND — 3.7%
Baltimore County, MD, General Obligation:
5.00%, 2/1/2012	1,000,000	1,071,240
5.00%, 2/1/2014	3,230,000	3,663,628
Maryland State Transportation Authority 5.25%, 3/1/2015	1,025,000	1,188,590
Maryland, State Department of Transportation, Highway Revenue 5.00%, 2/15/2015	1,100,000	1,261,799
Maryland, State Department of Transportation, Revenue 4.00%, 2/15/2014	2,500,000	2,736,225
Maryland, State General Obligation:
Series A 3.00%, 3/1/2014	2,725,000	2,907,820
Series A 5.00%, 8/1/2012	1,575,000	1,720,735
5.00%, 7/15/2013	1,000,000	1,124,960
5.00%, 8/1/2013	11,225,000	12,640,585
Series A 5.25%, 2/15/2013	6,210,000	6,935,576
Maryland, State Transportation Authority, Grant & Revenue Anticipation:
5.00%, 3/1/2012	1,000,000	1,072,080
5.00%, 3/1/2013	3,550,000	3,929,672
Montgomery County, MD, General Obligation:
Series A 4.00%, 11/1/2011	1,000,000	1,045,970
Series A 5.00%, 5/1/2012	1,450,000	1,567,189
Series A 5.00%, 5/1/2013	1,500,000	1,673,940
University System of Maryland Auxiliary Facility & Tuition Revenue Series A 5.00%, 4/1/2014	1,400,000	1,584,450

		46,124,459

MASSACHUSETTS — 3.1%
Boston, MA, General Obligation Series A 5.00%, 1/1/2014	1,935,000	2,184,596
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	5,249,066
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series B 5.00%, 7/1/2013	1,000,000	1,116,130
Massachusetts St Wtr Pollutn A Maswtr 08/13 Fixed 5 5.00%, 8/1/2013	1,165,000	1,305,254
Massachusetts, State General Obligation:
Series B 2.50%, 7/1/2011	1,050,000	1,069,687
Series C 5.00%, 9/1/2013	1,000,000	1,120,510
Series C 5.00%, 5/1/2014	12,405,000	14,059,951
Series A 5.00%, 9/1/2014	1,500,000	1,713,180
Series A 5.25%, 1/1/2017	1,000,000	1,023,830
Massachusetts, State Port Authority Revenue Series C 5.00%, 7/1/2012 (a)	1,000,000	1,083,420
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A 3.50%, 8/15/2012 (a)	850,000	899,717
Series A 4.00%, 5/15/2013	1,975,000	2,136,298
Series A 5.00%, 8/15/2013 (a)	3,220,000	3,612,132
Series A 5.00%, 8/15/2014 (a)	1,000,000	1,140,220
Springfield MA, General Obligation 5.75%, 8/1/2014 (a)	1,025,000	1,182,737

		38,896,728

MICHIGAN — 0.8%
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2011	1,630,000	1,721,101
5.00%, 10/1/2012	500,000	546,910
5.00%, 10/1/2013	1,025,000	1,152,428
University of Michigan, Revenue Series C 3.00%, 4/1/2014	5,920,000	6,270,227

		9,690,666

MINNESOTA — 1.4%
Minneapolis, MN, Special School District No 1, Certificates of Participation Series A 4.50%, 2/1/2014 (a)	5,700,000	6,300,495
Minnesota, State General Obligation:
Series A 5.00%, 6/1/2011	4,825,000	5,030,159
Series A 5.00%, 6/1/2012	4,000,000	4,341,240
5.00%, 10/1/2012	1,045,000	1,147,953
Northern Municipal Power Agency, Electric System Revenue Series A 5.00%, 1/1/2014 (a)	1,000,000	1,111,960

		17,931,807

See accompanying notes to financial statements.

118

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

MISSISSIPPI — 0.6%
Mississippi, State General Obligation Series B 5.00%, 12/1/2014	$6,000,000	$6,888,660
State of Mississippi 5.00%, 11/1/2014	1,000,000	1,146,290

		8,034,950

MISSOURI — 1.5%
Missouri, State Highways & Transportation Commission, State Road Revenue:
2.00%, 5/1/2012	8,580,000	8,793,899
Series A 5.00%, 5/1/2013	1,335,000	1,483,866
Series A 5.00%, 5/1/2014	7,350,000	8,365,917

		18,643,682

NEBRASKA — 0.2%
Nebraska, Public Power District Revenue Series B 5.00%, 1/1/2012 (a)	1,250,000	1,326,637
Omaha, NE, General Obligation 3.75%, 6/1/2013	1,000,000	1,080,870

		2,407,507

NEVADA — 1.0%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2012 (a)	4,300,000	4,615,319
Clark County, NV, School District General Obligation Series B 4.00%, 6/15/2011	5,000,000	5,156,500
Las Vegas Valley, NV, Water District Series B 5.00%, 6/1/2011	1,500,000	1,553,505
Nevada, State General Obligation Series A 5.00%, 2/1/2012	1,460,000	1,554,258

		12,879,582

NEW JERSEY — 2.3%
New Jersey, Economic Development Authority Revenue:
5.00%, 9/1/2011 (a)	3,000,000	3,162,480
Series Y 5.00%, 9/1/2015	2,670,000	2,963,460
New Jersey, State General Obligation:
4.00%, 8/1/2012	3,305,000	3,527,261
5.00%, 8/1/2014	13,000,000	14,773,070
5.00%, 8/1/2015	2,045,000	2,347,844
Union County, NJ, General Obligation 4.00%, 3/1/2013	2,000,000	2,162,140

		28,936,255

NEW MEXICO — 1.2%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue 5.00%, 7/1/2014 (a)	3,250,000	3,710,200
Albuquerque County, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2011	925,000	961,010
New Mexico, State General Obligation 5.00%, 3/1/2012	500,000	536,985
New Mexico, State Severance Tax Revenue Series B 5.00%, 7/1/2014	8,230,000	9,378,168

		14,586,363

NEW YORK — 18.7%
City of New York NY 5.00%, 6/1/2015	6,110,000	6,961,856
New York City Transitional Finance Authority 5.00%, 11/1/2014	5,000,000	5,720,150
New York State Dormitory Authority 5.00%, 10/1/2013	2,500,000	2,781,200
New York State Thruway Authority 5.00%, 4/1/2014	2,310,000	2,594,569
New York State Urban Development Corp. 4.00%, 12/15/2012	2,395,000	2,586,001
New York, NY, City Cultural Resource Revenue, Juilliard School Series B 2.75%, 1/1/2036 (b)	1,080,000	1,113,620
New York, NY, City Cultural Resource Revenue, Museum of Modern Art Series 1A 5.00%, 10/1/2010	1,000,000	1,011,180
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series BB 5.00%, 6/15/2013	1,040,000	1,155,804
Series BB 5.00%, 6/15/2013	5,375,000	5,973,506
New York, NY, City Transitional Finance Authority Revenue:
Series A-1 5.00%, 8/1/2012	6,000,000	6,527,820
Series A-1 5.00%, 11/1/2013	5,525,000	6,250,543
Series B 5.00%, 11/1/2013	1,000,000	1,127,810
Series S-2 5.00%, 1/15/2014 (a)	2,005,000	2,231,164
Series B 5.00%, 11/1/2014	10,200,000	11,692,158
New York, NY, General Obligation:
Series I-1 4.00%, 2/1/2013	1,040,000	1,115,369
Series C 4.00%, 8/1/2014	4,000,000	4,366,800
Series G 5.00%, 8/1/2011	7,025,000	7,347,026
Subseries C-1 5.00%, 8/1/2011	1,450,000	1,516,468
Series C-1 5.00%, 10/1/2011	1,800,000	1,894,392
Series J-1 5.00%, 8/1/2012	5,000,000	5,416,100
Series K 5.00%, 8/1/2013	5,000,000	5,562,850
Series O 5.00%, 6/1/2014	4,250,000	4,791,110
Series B 5.25%, 8/1/2011	1,000,000	1,048,500
New York, State Dormitory Authority Revenue Series A 4.13%, 7/1/2011	1,475,000	1,529,162
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series D 3.00%, 6/15/2011	5,000,000	5,125,400
Series D 4.00%, 6/15/2011	5,000,000	5,172,400
Series C 5.00%, 3/15/2012	1,500,000	1,609,590
Series A 5.00%, 3/15/2014	3,980,000	4,487,530
New York, State Environmental Facilities Revenue:
Series A 3.50%, 12/15/2013	2,500,000	2,709,150
Series A 5.00%, 12/15/2013	2,000,000	2,268,520

See accompanying notes to financial statements.

119

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

New York, State General Obligation:
Series C 3.00%, 2/1/2014	$15,000,000	$15,838,050
Series A 3.00%, 3/1/2015	13,245,000	13,999,833
Series C 4.00%, 4/15/2012	1,000,000	1,060,670
New York, State Local Government Assistance Corp. Revenue:
Series A 5.00%, 4/1/2011	1,180,000	1,220,651
Series C 5.00%, 4/1/2013	2,220,000	2,460,315
Series A 5.00%, 4/1/2013	8,520,000	9,442,290
Series A 5.00%, 4/1/2015	3,200,000	3,683,232
New York, State Power Authority Revenue Series C 5.00%, 11/15/2014	1,625,000	1,872,227
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 3.50%, 3/15/2014	2,330,000	2,497,574
Series A 4.00%, 3/15/2013	5,000,000	5,400,100
New York, State Thruway Authority, General Revenue:
Series H 4.00%, 1/1/2012 (a)	1,000,000	1,045,810
Series F 5.25%, 1/1/2012 (a)	1,000,000	1,064,220
New York, State Thruway Authority, General Revenue, Bond Anticipation Notes:
3.00%, 7/15/2011	1,000,000	1,025,210
4.00%, 7/15/2011	1,500,000	1,553,130
New York, State Thruway Authority, Highway & Bridge Revenue:
Series B 5.00%, 4/1/2012 (a)	2,080,000	2,231,798
Series B 5.00%, 4/1/2014 (a)	1,380,000	1,555,357
New York, State Urban Development Corp. Revenue:
Series A-1 3.00%, 12/15/2011	4,625,000	4,790,205
Series A-1 3.50%, 12/15/2012	1,000,000	1,067,670
4.00%, 3/15/2011	550,000	563,464
Series A-1 5.00%, 12/15/2012	6,580,000	7,263,728
5.00%, 1/1/2014 (a)	2,500,000	2,797,025
Series A-1 5.00%, 1/1/2015	7,390,000	8,296,162
Series A-2 5.00%, 1/1/2015	2,610,000	2,930,038
New York, Triborough Bridge & Tunnel Authority Revenue:
Series C 4.00%, 11/15/2011	2,500,000	2,615,500
Series C 5.00%, 11/15/2012	1,500,000	1,646,505
New York, Triborough Bridge & Tunnel Authority, Revenue Series A-1 4.00%, 11/15/2038 (b)	20,000,000	21,443,400
Westchester County, NY, General Obligation Series A 2.00%, 10/15/2013	1,245,000	1,294,426

		234,346,338

NORTH CAROLINA — 2.5%
Charlotte, NC 5.00%, 8/1/2015	550,000	637,791
Charlotte, NC, Certificates of Participation 5.00%, 6/1/2014	5,455,000	6,134,093
Guilford County, NC, General Obligation Series A 4.00%, 2/1/2014	6,005,000	6,595,171
Mecklenburg County, NC, General Obligation:
Series A 3.00%, 8/1/2014	1,970,000	2,110,422
Series C 5.00%, 2/1/2012	1,000,000	1,071,730
North Carolina, Infrastructure Finance Corp., Certificates of Participation Series A 5.00%, 2/1/2014	1,885,000	2,115,536
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2014	1,745,000	1,941,347
North Carolina, State General Obligation:
Series A 5.00%, 3/1/2011	1,000,000	1,030,690
Series B 5.00%, 4/1/2014	1,000,000	1,139,590
Series A 5.50%, 3/1/2012	5,000,000	5,417,000
Wake County, NC, General Obligation:
5.00%, 3/1/2012	1,000,000	1,075,180
5.00%, 3/1/2013	1,500,000	1,666,695

		30,935,245

OHIO — 2.7%
Cincinnati, OH, City School District Certificates Participation 5.00%, 12/15/2011 (a)	1,000,000	1,059,780
Columbus, OH, General Obligation Series D 5.00%, 12/15/2012	5,000,000	5,519,550
Ohio St Ohs 06/13 Fixed 5 5.00%, 6/15/2013	1,000,000	1,114,740
Ohio State University, General Receipts Revenue Series A 5.00%, 6/1/2013	4,400,000	4,886,200
Ohio, State Building Authority Series B 5.00%, 10/1/2013 (a)	1,440,000	1,607,314
Ohio, State General Obligation:
Series K 5.00%, 5/1/2011	2,000,000	2,075,680
Series K 5.00%, 5/1/2012	1,150,000	1,242,725
Ohio, State Highway Capital Improvements 5.00%, 5/1/2014	1,975,000	2,235,344
Ohio, State Major New Infrastructure Project Revenue Series 2008-1 5.00%, 6/15/2013	3,000,000	3,326,670
Ohio, State Major New Street Infrastructure Project Revenue Series 2007-1 5.00%, 6/15/2013 (a)	4,960,000	5,507,683
Ohio, State Water Development Authority Revenue:
5.00%, 6/1/2012	950,000	1,027,824
5.00%, 6/1/2013	2,670,000	2,977,237
Ohio, State Water Development Authority, Water Quality — Loan Fund 5.00%, 12/1/2011	1,000,000	1,061,220

		33,641,967

See accompanying notes to financial statements.

120

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

OKLAHOMA — 0.5%
Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue 4.00%, 9/1/2013	$5,410,000	$5,823,162

OREGON — 0.5%
Oregon, State Department of Administrative Services Revenue Series A 3.00%, 4/1/2011	1,000,000	1,017,220
Portland, OR, Sewer System Revenue Series A 5.00%, 6/15/2012 (a)	3,000,000	3,252,600
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,376,350

		5,646,170

PENNSYLVANIA — 4.4%
Pennsylvania Economic Development Financing Authority 5.00%, 6/15/2014	9,175,000	10,183,700
Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue:
5.00%, 6/15/2014	2,000,000	2,256,280
5.00%, 6/15/2015	5,000,000	5,699,850
Pennsylvania St Higher Edl Pasedu 5.00%, 6/15/2015	7,110,000	8,143,723
Pennsylvania, State General Obligation:
4.75%, 9/1/2014	1,600,000	1,814,096
5.00%, 3/1/2011	1,300,000	1,338,766
5.00%, 10/1/2012	5,000,000	5,476,150
5.00%, 5/15/2013	3,000,000	3,339,990
5.00%, 7/1/2013	2,000,000	2,235,400
5.00%, 3/15/2014	8,920,000	10,095,388
Series A 5.00%, 2/15/2015	1,000,000	1,147,570
5.50%, 1/1/2013	2,500,000	2,783,400
University of Pittsburgh, Revenue Series A 5.00%, 9/15/2011	1,000,000	1,054,260

		55,568,573

RHODE ISLAND — 0.7%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Series A 5.00%, 10/1/2014	6,745,000	7,656,789
Rhode Island, State Economic Development Corp., Revenue Series A 5.00%, 6/15/2013 (a)	915,000	1,009,044

		8,665,833

SOUTH CAROLINA — 2.3%
South Carolina State Public Service Authority 5.00%, 1/1/2015 (a)	1,000,000	1,137,780
South Carolina, State General Obligation:
Series A 4.00%, 10/1/2014	4,880,000	5,425,535
Series A 4.00%, 6/1/2015	15,000,000	16,683,300
Series A 5.00%, 11/1/2013	1,120,000	1,268,255
South Carolina, State Public Service Authority, Revenue:
Series B 5.00%, 1/1/2014 (a)	2,500,000	2,818,825
Series E 5.00%, 1/1/2014	1,000,000	1,120,620

		28,454,315

TENNESSEE — 1.8%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2014	3,500,000	4,015,165
Nashville & Davidson County, TN, General Obligation:
Series B 5.00%, 1/1/2012	3,210,000	3,426,097
Series C 5.00%, 2/1/2013	1,000,000	1,107,680
Series C 5.00%, 2/1/2014	3,700,000	4,181,481
Sevierville, TN, Public Building Authority Revenue 5.00%, 6/1/2014	1,000,000	1,123,280
Tennessee, State General Obligation Series C 2.50%, 5/1/2011	1,365,000	1,389,447
Tennessee, State School Bond Authority:
3.00%, 5/1/2012	4,875,000	5,085,454
5.00%, 5/1/2013 (a)	1,900,000	2,108,487

		22,437,091

TEXAS — 6.1%
Arlington, TX, Independent School District, General Obligation:
5.00%, 2/15/2012 (a)	880,000	943,791
5.00%, 2/15/2014 (a)	1,640,000	1,856,923
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2014	1,340,000	1,514,200
Dallas, TX, General Obligation 5.00%, 2/15/2011	710,000	730,398
El Paso, TX, Independent School District, General Obligation Zero Coupon, 8/15/2013 (a)	1,980,000	1,891,890
Fort Bend, TX, Independent School District, General Obligation 4.00%, 2/15/2013	1,000,000	1,075,430
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2012	5,000,000	5,346,550
5.00%, 2/15/2013	2,000,000	2,207,620
Garland, TX, Independent School District, General Obligation 5.00%, 2/15/2013 (a)	3,190,000	3,527,279
Harris County, TX, General Obligation Series A 5.00%, 10/1/2012	1,250,000	1,369,625
Houston, TX, General Obligation Series A 5.00%, 3/1/2013 (a)	2,500,000	2,759,725
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2013 (a)	4,535,000	5,024,417
Lewisville, TX, Independent School District, General Obligation 5.00%, 8/15/2013 (a)	1,000,000	1,121,460

See accompanying notes to financial statements.

121

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

Pharr, TX, San Juan Alamo Independent School District, General Obligation 5.00%, 2/1/2013 (a)	$1,880,000	$2,074,825
San Antonio, TX, General Obligation 4.00%, 2/1/2012	3,000,000	3,165,390
San Antonio, TX, Independent School District 5.25%, 8/15/2012 (a)	1,890,000	2,072,158
San Jacinto, TX Community College District, General Obligation 4.00%, 2/15/2012	3,000,000	3,139,770
State of Texas:
5.00%, 10/1/2015	3,495,000	4,049,482
5.00%, 10/1/2015	8,000,000	9,269,200
Texas, A&M University Revenue 5.00%, 5/15/2012	3,000,000	3,242,400
Texas, State General Obligation:
Series A 5.00%, 10/1/2011	1,000,000	1,056,910
5.00%, 10/1/2012	1,500,000	1,642,845
Series A 5.00%, 10/1/2014	1,180,000	1,355,147
Texas, State Public Finance Authority Building Revenue 5.00%, 2/1/2014 (a)	1,605,000	1,803,089
Texas, State University System Financing Revenue 5.00%, 3/15/2012	1,000,000	1,070,600
University of Texas, Revenue:
Series A 3.25%, 8/15/2013	2,650,000	2,836,242
Series A 5.00%, 8/15/2012	3,400,000	3,711,440
Series B 5.00%, 8/15/2012	1,000,000	1,091,600
Series A 5.00%, 8/15/2015	3,100,000	3,598,449
Series D 5.00%, 8/15/2015	1,150,000	1,334,909

		75,883,764

UTAH — 0.3%
Utah, State General Obligation:
Series A 5.00%, 7/1/2011	1,975,000	2,065,731
Series A 5.00%, 7/1/2013	1,150,000	1,290,783

		3,356,514

VIRGINIA — 2.9%
Fairfax County, VA, General Obligation Series A 4.00%, 4/1/2011	750,000	770,333
Loudoun County, VA, General Obligation Series B 5.00%, 6/1/2012	1,000,000	1,084,910
Virginia, State College Building Authority Revenue 5.00%, 9/1/2011	3,500,000	3,683,715
Virginia, State General Obligation Series A 5.00%, 6/1/2012	1,000,000	1,085,510
Virginia, State Public Building Authority, Building Revenue Bonds:
Series A 5.00%, 8/1/2012	7,365,000	8,020,853
Series B 5.00%, 8/1/2013	5,000,000	5,607,900
Series B 5.00%, 8/1/2014	1,000,000	1,144,900
Virginia, State Public School Authority:
Series B 5.00%, 8/1/2012	1,000,000	1,087,970
Series C 5.00%, 8/1/2013	8,570,000	9,611,941
Series B 5.00%, 8/1/2014	2,025,000	2,314,109
Series B 5.25%, 8/1/2011	1,000,000	1,049,820
Virginia, State Resources Authority Clean Water Revenue 4.50%, 10/1/2011	1,200,000	1,261,368

		36,723,329

WASHINGTON — 4.0%
Energy Northwest Washington, Electricity Revenue:
Series A 4.00%, 7/1/2014	1,375,000	1,511,441
Series D 5.00%, 7/1/2012	3,350,000	3,637,095
Series D 5.00%, 7/1/2012	1,000,000	1,085,700
Series A 5.00%, 7/1/2012	1,090,000	1,183,413
Series D 5.00%, 7/1/2014	850,000	967,164
Seattle, WA, General Obligation 5.00%, 5/1/2013	6,540,000	7,276,993
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 4/1/2013	3,000,000	3,317,880
Series B 5.00%, 2/1/2015	7,540,000	8,575,996
Snohomish County Public Utility District No 1 4.00%, 12/1/2013	3,625,000	3,953,534
Washington, State General Obligation:
Series D 4.50%, 1/1/2012 (a)	2,450,000	2,593,790
Series C 5.00%, 7/1/2011	3,000,000	3,134,460
Series R-2006A 5.00%, 7/1/2011	200,000	208,964
Series R-2006A 5.00%, 7/1/2014 (a)	1,000,000	1,139,510
Series R 5.00%, 1/1/2015	10,500,000	11,995,410

		50,581,350

WISCONSIN — 1.5%
Milwaukee, WI, General Obligation 5.00%, 2/1/2015	11,825,000	13,522,242
Wisconsin, State General Obligation Series C 4.00%, 5/1/2013	5,000,000	5,405,750

		18,927,992

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $1,216,331,602)		1,234,693,012

	Shares
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Tax Free Money Market Fund (c)(d) (Cost $10,409,726)	10,409,726	10,409,726

TOTAL INVESTMENTS — 99.4% (e)
(Cost $1,226,741,328)		1,245,102,738
OTHER ASSETS AND LIABILITIES — 0.6%		7,275,390

NET ASSETS — 100.0%		$1,252,378,128

See accompanying notes to financial statements.

122

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	7.27%
	National Public Finance Guarantee Corp.	2.60%
	Ambac Financial Group	2.35%
	Public School Fund Guaranteed	1.48%

(b)	Variable-rate security. Rate shown is rate in effect at June 30, 2010. Maturity date disclosed is the ultimate maturity.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
Escrow to Matury = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

See accompanying notes to financial statements.

123

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 99.8%
ARIZONA — 4.7%
Arizona, Sports & Tourism Authority, Revenue 2.50%, 7/1/2036 (a)	$700,000	$700,000

CALIFORNIA — 18.0%
California, Eastern Municipal Water District, Certificates of Participation 0.20%, 7/1/2038 (a)	700,000	700,000
California, Economic Recovery, General Obligation Series C-15 0.35%, 7/1/2023 (a)(b)	195,000	195,000
California, Infrastructure & Economic Development Bank Revenue Series B 0.43%, 8/1/2037 (a)	250,000	250,000
California, Statewide Communities Development Authority Revenue:
0.40%, 4/1/2033 (a)	700,000	700,000
3.20%, 10/1/2036 (a)	700,000	700,000
University of San Francisco, Educational Facilities Authority Revenue 0.40%, 5/1/2033 (a)	160,000	160,000

		2,705,000

COLORADO — 3.6%
Colorado, Fitzsimons Redevelopment Authority Revenue 3.25%, 1/1/2025 (a)	535,000	535,000

CONNECTICUT — 4.7%
Connecticut, State Health & Educational Facility Authority Revenue Series B 3.50%, 7/1/2030 (a)	700,000	700,000

FLORIDA — 4.3%
University of South Florida, Certificates of Participation Series A 0.40%, 10/1/2022 (a)	650,000	650,000

ILLINOIS — 9.5%
Chicago, IL, Board of Education, General Obligation Series B 0.37%, 3/1/2032 (a)(b)	730,000	730,000
Illinois, State Toll Highway Authority Revenue Series A 0.32%, 7/1/2030 (a)	700,000	700,000

		1,430,000

INDIANA — 4.5%
Indiana, Health & Educational Facilities Financing Authority Revenue Series A 0.30%, 2/15/2021 (a)(b)	575,000	575,000
Indiana, Health Finance Authority Hospital Revenue Series B 0.38%, 3/1/2033 (a)	100,000	100,000

		675,000

NEBRASKA — 0.7%
Nebraska, Central Plains Energy Project 0.33%, 8/1/2039 (a)	100,000	100,000

NEW YORK — 4.7%
New York City, NY,Transitional Finance Authority Revenue Series 3 0.30%, 11/1/2022 (a)	700,000	700,000

NORTH CAROLINA — 11.3%
Charlotte, NC, Health Care Systems Revenue Series F 0.37%, 1/15/2042 (a)(b)	700,000	700,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue 0.20%, 12/1/2028 (a)	700,000	700,000
North Carolina, State General Obligation Series D 0.27%, 5/1/2021 (a)	300,000	300,000

		1,700,000

OHIO — 13.8%
Hancock County, OH, Hospital Revenue 0.43%, 12/1/2034 (a)(b)	700,000	700,000
Montgomery County, OH, Hospital Revenue:
Series A 0.30%, 8/1/2047 (a)(b)	500,000	500,000
Series B 0.30%, 8/1/2047 (a)(b)	200,000	200,000
Ohio, State University, General Receipts 0.56%, 12/1/2026 (a)(b)	680,000	680,000

		2,080,000

PENNSYLVANIA — 2.0%
La Salle University, PA, Higher Educational Facilities Authority Revenue Series B 0.40%, 5/1/2037 (a)	300,000	300,000

TENNESSEE — 10.7%
Clarksville, TN, Public Building Authority 0.30%, 10/1/2025 (a)	525,000	525,000
Metropolitan Government Nashville & Davidson County, TN, Industrial Development Board Revenue 0.42%, 12/1/2031 (a)	187,000	187,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue 0.37%, 11/1/2027 (a)	200,000	200,000
Signal Mountain, TN, Health, Educational & Housing Facility Board Revenue 0.34%, 1/1/2028 (a)(b)	700,000	700,000

		1,612,000

TEXAS — 7.3%
State of Texas 0.35%, 4/1/2030 (a)	400,000	400,000
Texas, Kendall County Health Facility Development Corp., Health Care Revenue 1.20%, 1/1/2041 (a)	700,000	700,000

		1,100,000

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $14,987,000)		14,987,000

See accompanying notes to financial statements.

124

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Tax Free Money Market Fund (c)(d) (Cost $116,417)	116,417	$116,417

TOTAL INVESTMENTS — 100.6% (e)
(Cost $15,103,417)		15,103,417
OTHER ASSETS AND LIABILITIES — (0.6)%		(89,948)

NET ASSETS — 100.0%		$15,013,469

(a)	Variable Rate Security. Rate shown is the rate in effect at June 30, 2010. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by the following company:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	33.17%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

125

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 98.8%
CALIFORNIA — 34.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
6.26%, 4/1/2049	$210,000	$220,786
6.92%, 4/1/2040	350,000	349,527
California, State General Obligation:
7.35%, 11/1/2039	200,000	209,728
7.50%, 4/1/2034	300,000	320,160
7.55%, 4/1/2039	625,000	670,656
7.63%, 3/1/2040	275,000	297,129
7.95%, 3/1/2036	325,000	341,377
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	100,000	107,922
Los Angeles, CA, Department of Water & Power Revenue 5.72%, 7/1/2039	100,000	99,428
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	250,000	257,490
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	250,000	274,050
San Francisco, CA, City & County Public Utilities Commission Water Revenue 6.00%, 11/1/2040	100,000	101,690
University of California, Revenue 5.77%, 5/15/2043	250,000	255,593

		3,505,536

COLORADO — 1.0%
Denver, CO, City & County, General Obligation 5.65%, 8/1/2030	100,000	101,198

GEORGIA — 5.8%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	250,000	242,110
7.06%, 4/1/2057	350,000	343,637

		585,747

ILLINOIS — 8.0%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	275,000	298,389
Illinois, State Toll Highway Authority Revenue 5.85%, 12/1/2034	500,000	508,690

		807,079

LOUISIANA — 1.0%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	100,000	101,102

MASSACHUSETTS — 5.1%
Massachusetts, State General Obligation 4.91%, 5/1/2029	425,000	412,343
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	100,000	100,857

		513,200

NEVADA — 4.1%
Clark County, NV, Airport Revenue 6.88%, 7/1/2042	400,000	418,988

NEW JERSEY — 2.3%
New Jersey, State Transportation Trust Fund Authority 6.56%, 12/15/2040	215,000	234,436

NEW YORK — 14.8%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	100,000	102,790
New York, NY, General Obligation 5.99%, 12/1/2036	275,000	294,772
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	325,000	357,458
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	180,000	219,792
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.43%, 3/15/2039	255,000	251,058
5.60%, 3/15/2040	50,000	50,286
New York, State Urban Development Corp., Revenue 5.77%, 3/15/2039	225,000	228,886

		1,505,042

OHIO — 1.0%
Ohio, American Municipal Power, Inc. 6.42%, 2/15/2032	100,000	105,114

PENNSYLVANIA — 2.1%
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	115,000	114,878
5.35%, 5/1/2030	100,000	99,431

		214,309

TENNESSEE — 1.6%
Metropolitan Government of Nashville & Davidson County, TN, Convention Center Authority 6.73%, 7/1/2043	150,000	158,398

TEXAS — 12.3%
Dallas, TX, Area Rapid Transit, Sales Tax Revenue 6.00%, 12/1/2044	250,000	276,827
North, TX, Tollway Authority Revenue:
6.72%, 1/1/2049	250,000	270,305
8.91%, 2/1/2030	150,000	149,558

See accompanying notes to financial statements.

126

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	$100,000	$106,904
5.99%, 2/1/2039	100,000	109,381
Texas, State General Obligation 5.52%, 4/1/2039	120,000	127,601
University of Texas, Permanent University Fund 5.26%, 7/1/2039	200,000	205,732

		1,246,308

VIRGINIA — 3.7%
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	250,000	256,917
Virginia, University Revenue 6.20%, 9/1/2039	100,000	116,831

		373,748

WASHINGTON — 1.5%
Washington, State General Obligation 5.14%, 8/1/2040	150,000	148,319

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $9,928,713)		10,018,524

	Shares
SHORT TERM INVESTMENT — 3.3%
MONEY MARKET FUND — 3.3%
State Street Institutional Liquid Reserves Fund (a)(b) (Cost $337,703)	337,703	337,703

TOTAL INVESTMENTS — 102.1% (c)
(Cost $10,266,416)		10,356,227
OTHER ASSETS AND LIABILITIES — (2.1)%		(209,474)

NET ASSETS — 100.0%		$10,146,753

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	Value is determined based on Level 1 inputs. (Note 2)
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

127

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 3.3%
Commonwealth of Australia
3.00%, 9/20/2025	AUD	6,457,500	$5,695,925
4.00%, 8/20/2015	AUD	5,223,826	4,774,720
4.00%, 8/20/2020 (a)	AUD	18,329,579	17,398,590

			27,869,235

BRAZIL — 4.9%
Federal Republic of Brazil
6.00%, 5/15/2017	BRL	44,959,623	24,345,854
6.00%, 8/15/2024	BRL	24,040,414	12,955,403
6.00%, 5/15/2035	BRL	7,360,570	3,927,654

			41,228,911

CANADA — 4.8%
Government of Canada
2.00%, 12/1/2041	CAD	1,626,877	1,770,149
3.00%, 12/1/2036	CAD	5,750,275	7,309,920
4.00%, 12/1/2031	CAD	16,125,694	22,504,498
4.25%, 12/1/2021	CAD	1,284,440	1,593,843
4.25%, 12/1/2026	CAD	5,701,246	7,628,620

			40,807,030

CHILE — 3.5%
Republic of Chile
3.00%, 5/1/2017	CLP	1,611,364,160	2,965,492
3.00%, 1/1/2018	CLP	11,385,559,920	20,939,862
3.00%, 3/1/2028	CLP	2,480,652,720	4,330,368
5.00%, 1/1/2016	CLP	508,851,840	1,045,961

			29,281,683

FRANCE — 18.2%
Republic of France
1.00%, 7/25/2017	EUR	32,091,994	40,162,507
1.60%, 7/25/2011	EUR	3,476,669	4,348,854
1.60%, 7/25/2015	EUR	25,632,238	32,910,268
1.80%, 7/25/2040	EUR	4,173,780	5,495,388
2.25%, 7/25/2020	EUR	38,980,130	51,943,713
2.50%, 7/25/2013	EUR	2,975,796	3,949,051
3.00%, 7/25/2012	EUR	4,135,868	5,448,511
3.15%, 7/25/2032	EUR	5,070,743	8,144,687
3.40%, 7/25/2029	EUR	1,626,725	2,679,218

			155,082,197

GERMANY — 4.8%
Federal Republic of Germany
1.50%, 4/15/2016	EUR	21,264,663	27,531,776
1.75%, 4/15/2020	EUR	3,895,255	5,097,655
2.25%, 4/15/2013	EUR	6,005,588	7,841,023

			40,470,454

GREECE — 2.1%
Republic of Greece
2.30%, 7/25/2030	EUR	18,316,473	8,566,008
2.90%, 7/25/2025	EUR	18,739,453	9,004,839

			17,570,847

ISRAEL — 4.8%
State of Israel
4.00%, 7/30/2021	ILS	44,805,017	13,699,757
4.00%, 5/30/2036	ILS	13,995,247	4,332,542
5.00%, 4/30/2015	ILS	74,178,893	23,007,906

			41,040,205

ITALY — 4.7%
Republic of Italy
2.15%, 9/15/2014	EUR	11,404,300	14,344,900
2.35%, 9/15/2035	EUR	3,144,608	3,804,454
2.60%, 9/15/2023	EUR	18,173,790	21,624,413

			39,773,767

JAPAN — 5.0%
Government of Japan 10 Year Bond
1.00%, 6/10/2016	JPY	129,778,800	1,424,061
1.10%, 12/10/2016	JPY	3,708,354,400	40,943,183

			42,367,244

MEXICO — 5.2%
United Mexican States
3.50%, 12/19/2013	MXN	13,650,043	1,122,231
4.50%, 11/22/2035	MXN	179,259,973	16,403,881
5.00%, 6/16/2016	MXN	301,135,043	26,817,398

			44,343,510

POLAND — 2.3%
Republic of Poland 3.00%, 8/24/2016	PLN	69,636,942	19,898,331

SOUTH AFRICA — 3.9%
Republic of South Africa
3.45%, 12/7/2033	ZAR	105,731,281	14,831,474
6.25%, 3/31/2013	ZAR	127,149,594	18,544,678

			33,376,152

SOUTH KOREA — 2.3%
Republic of South Korea 2.75%, 3/10/2017	KRW	23,443,225,418	19,883,770

SWEDEN — 4.6%
Kingdom of Sweden
3.50%, 12/1/2015	SEK	49,448,997	7,270,191
3.50%, 12/1/2028	SEK	17,348,455	3,009,041
4.00%, 12/1/2020	SEK	176,789,079	29,142,911

			39,422,143

TURKEY — 4.7%
Republic of Turkey
9.00%, 5/21/2014	TRY	38,734,868	29,040,448
10.00%, 2/15/2012	TRY	15,804,033	11,060,078

			40,100,526

UNITED KINGDOM — 19.8%
United Kingdom Treasury Bond
0.63%, 11/22/2042	GBP	681,408	990,907
0.75%, 11/22/2047	GBP	943,378	1,436,019
1.13%, 11/22/2037	GBP	2,863,380	4,679,406
1.25%, 11/22/2017	GBP	9,057,494	14,670,212
1.25%, 11/22/2027	GBP	45,299,719	71,989,824
1.25%, 11/22/2055	GBP	4,739,656	8,846,015
1.88%, 11/22/2022	GBP	20,550,115	34,942,251
2.00%, 1/26/2035	GBP	1,971,360	3,758,973
2.50%, 8/23/2011	GBP	263,179	415,984
2.50%, 8/16/2013	GBP	5,203,073	8,820,758

See accompanying notes to financial statements.

128

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount		Value

2.50%, 7/26/2016	GBP	3,635,550	$6,343,682
2.50%, 4/16/2020	GBP	1,836,227	3,263,690
4.13%, 7/22/2030	GBP	3,373,253	8,185,205

			168,342,926

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $886,207,655)			840,858,931

	Shares
SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)		9,505,986	9,505,986
State Street Institutional Liquid Reserves Fund (b)		16,569	16,569

TOTAL SHORT TERM INVESTMENTS — (d)
(Cost $9,522,555)			9,522,555

TOTAL INVESTMENTS — 100.0% (e)
(Cost $895,730,210)			850,381,486
OTHER ASSETS AND LIABILITIES — 0.0%(f)			119,506

NET ASSETS — 100.0%			$850,500,992

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
(f)	Amount shown represents less than 0.05% of net assets.
AUD = Australian Dollar
BRL = Brazilian Real
CAD = Canadian Dollar
CLP = Chilean Peso
EUR = Euro
GBP = British Pound
ILS = Israeli Shekel
JPY = Japanese Yen
KRW = South Korean Won
MXN = Mexican Peso
PLN = Polish Zloty
SEK = Swedish Krona
TRY = Turkish Lira
ZAR = South African Rand

See accompanying notes to financial statements.

129

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 93.3%
AUSTRALIA — 2.7%
Commonwealth of Australia
4.75%, 11/15/2012	AUD	1,680,000	$1,428,591
5.75%, 4/15/2012	AUD	2,000,000	1,726,904
6.50%, 5/15/2013	AUD	500,000	445,536

			3,601,031

AUSTRIA — 1.8%
Republic of Austria 5.00%, 7/15/2012 (a)	EUR	1,880,000	2,490,952

BELGIUM — 3.6%
Kingdom of Belgium
2.00%, 3/28/2012	EUR	2,355,000	2,929,063
4.00%, 3/28/2013	EUR	250,000	327,238
5.00%, 9/28/2011	EUR	815,000	1,049,171
8.00%, 12/24/2012	EUR	368,000	523,449

			4,828,921

CANADA — 4.3%
Government of Canada
1.50%, 6/1/2012	CAD	1,000,000	942,973
1.75%, 3/1/2013	CAD	1,550,000	1,458,297
3.75%, 9/1/2011	CAD	1,920,000	1,862,453
5.25%, 6/1/2012	CAD	1,590,000	1,604,888

			5,868,611

DENMARK — 2.0%
Kingdom of Denmark
4.00%, 11/15/2012	DKK	8,515,000	1,497,967
6.00%, 11/15/2011	DKK	6,904,000	1,216,121

			2,714,088

FRANCE — 4.5%
Republic of France
3.75%, 1/12/2013	EUR	2,265,000	2,964,445
5.00%, 10/25/2011	EUR	500,000	647,452
5.00%, 4/25/2012	EUR	1,910,000	2,517,647

			6,129,544

GERMANY — 10.7%
Federal Republic of Germany
1.00%, 3/16/2012	EUR	500,000	617,350
1.25%, 12/16/2011	EUR	3,250,000	4,025,035
4.00%, 4/13/2012	EUR	3,545,000	4,615,921
4.50%, 1/4/2013	EUR	1,250,000	1,673,826
5.00%, 7/4/2012	EUR	2,630,000	3,503,754

			14,435,886

HUNGARY — 1.7%
Republic of Hungary
6.00%, 10/24/2012	HUF	68,500,000	289,248
6.75%, 2/12/2013	HUF	386,500,000	1,649,237
7.25%, 6/12/2012	HUF	75,000,000	325,792

			2,264,277

ITALY — 10.6%
Republic of Italy
3.00%, 3/1/2012	EUR	2,455,000	3,059,569
4.25%, 10/15/2012	EUR	3,985,000	5,097,222
4.25%, 4/15/2013	EUR	600,000	771,209
4.75%, 2/1/2013	EUR	310,000	401,390
5.25%, 8/1/2011	EUR	3,920,000	4,981,573

			14,310,963

JAPAN — 23.3%
Government of Japan 5 Year Bond
0.80%, 3/20/2013	JPY	250,000,000	2,873,559
0.90%, 12/20/2012	JPY	400,000,000	4,602,039
1.10%, 9/20/2012	JPY	266,000,000	3,069,572
1.20%, 9/20/2011	JPY	1,168,750,000	13,373,239
1.50%, 6/20/2012	JPY	621,100,000	7,203,202
Government of Japan 10 Year Bond 1.30%, 6/20/2012	JPY	32,800,000	378,948

			31,500,559

MEXICO — 2.4%
United Mexican States
7.50%, 6/21/2012	MXN	9,340,000	757,166
9.00%, 12/22/2011	MXN	30,515,000	2,516,154

			3,273,320

NETHERLANDS — 3.4%
Kingdom of the Netherlands
1.75%, 1/15/2013	EUR	3,210,000	4,015,758
5.00%, 7/15/2012	EUR	380,000	505,129

			4,520,887

POLAND — 2.6%
Republic of Poland
4.75%, 4/25/2012	PLN	10,805,000	3,207,784
5.25%, 4/25/2013	PLN	1,100,000	327,984

			3,535,768

SINGAPORE — 1.7%
Government of Singapore 2.63%, 4/1/2012	SGD	3,000,000	2,230,117

SOUTH AFRICA — 1.6%
Republic of South Africa 13.00%, 8/31/2011	ZAR	15,205,000	2,114,667

SOUTH KOREA — 4.5%
Korea Treasury Bond
4.00%, 6/10/2012	KRW	750,000,000	616,418
4.25%, 12/10/2012	KRW	1,000,000,000	825,879
4.75%, 12/10/2011	KRW	5,500,000,000	4,582,901

			6,025,198

SPAIN — 4.4%
Kingdom of Spain
2.75%, 4/30/2012	EUR	1,005,000	1,227,553
5.00%, 7/30/2012	EUR	1,575,000	2,003,879
5.35%, 10/31/2011	EUR	1,600,000	2,026,181
6.15%, 1/31/2013	EUR	540,000	708,640

			5,966,253

SWEDEN — 1.7%
Kingdom of Sweden 5.50%, 10/8/2012	SEK	16,740,000	2,345,170

TAIWAN — 1.1%
Taiwan Government Bond 2.38%, 1/16/2013	TWD	45,000,000	1,464,206

UNITED KINGDOM — 4.7%
United Kingdom Treasury Bond
4.50%, 3/7/2013	GBP	1,170,000	1,902,951
5.00%, 3/7/2012	GBP	2,005,000	3,212,746

See accompanying notes to financial statements.

130

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount		Value

5.25%, 6/7/2012	GBP	720,000	$1,167,007

			6,282,704

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $133,852,948)			125,903,122

	Shares
SHORT TERM INVESTMENT — 1.7%
MONEY MARKET FUND — 1.7%
State Street Institutional Liquid Reserves Fund (b)(c) (Cost $2,290,566)		2,290,566	2,290,566

TOTAL INVESTMENTS — 95.0% (d)
(Cost $136,143,514)			128,193,688
OTHER ASSETS AND LIABILITIES — 5.0%			6,734,429

NET ASSETS — 100.0%			$134,928,117

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

At June 30, 2010, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		6/30/10	for U.S. $	(Depreciation)	Counterparty

9/3/10	94,057	EUR	$115,247	$115,000	$247	Morgan Stanley
9/3/10	15,000,000	JPY	169,685	162,884	6,801	Royal Bank of Scotland
9/3/10	15,000,000	KRW	12,296	12,461	(165)	Royal Bank of Scotland
9/3/10	443,645	SGD	317,868	315,000	2,868	Morgan Stanley
9/3/10	98,300,000	TWD	3,071,041	3,077,646	(6,605)	Royal Bank of Scotland

					$3,146

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		6/30/10	for U.S. $	(Depreciation)	Counterparty

9/3/10	94,057	EUR	$115,246	$115,118	$(128)	Royal Bank of Scotland
9/3/10	15,000,000	JPY	169,685	166,444	(3,241)	Royal Bank of Scotland
9/3/10	175,000,000	KRW	143,450	144,221	771	Royal Bank of Scotland
9/3/10	15,000,000	KRW	12,296	12,175	(121)	Royal Bank of Scotland
9/3/10	45,300,000	TWD	1,413,417	1,415,241	(1,824)	Royal Bank of Scotland
9/3/10	2,500,000	TWD	78,338	78,104	234	Royal Bank of Scotland

					$(4,309)

					$(1,163)

AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
EUR = Euro
GBP = British Pound
HUF = Hungarian Forint
JPY = Japanese Yen
KRW = South Korean Won
MXN = Mexican Peso
PLN = Polish Zloty
SEK = Swedish Krone
SGD = Singapore Dollar
TWD = Taiwan Dollar

See accompanying notes to financial statements.

131

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 94.6%
AUSTRALIA — 2.9%
Commonwealth of Australia
5.25%, 3/15/2019	AUD	11,335,000	$9,710,350
5.50%, 12/15/2013	AUD	5,000,000	4,331,734
5.75%, 4/15/2012	AUD	2,500,000	2,158,630
6.00%, 2/15/2017	AUD	8,130,000	7,285,619
6.50%, 5/15/2013	AUD	7,130,000	6,353,345

			29,839,678

AUSTRIA — 3.7%
Republic of Austria
3.40%, 10/20/2014	EUR	2,000,000	2,607,935
3.50%, 9/15/2021 (a)	EUR	1,750,000	2,179,759
3.80%, 10/20/2013 (a)	EUR	8,435,000	11,122,124
4.65%, 1/15/2018	EUR	10,645,000	14,670,772
6.25%, 7/15/2027	EUR	4,615,000	7,510,293

			38,090,883

BELGIUM — 4.4%
Kingdom of Belgium
4.00%, 3/28/2019	EUR	2,170,000	2,799,069
5.00%, 9/28/2012	EUR	14,485,000	19,243,711
5.00%, 3/28/2035	EUR	4,875,000	6,869,187
5.50%, 9/28/2017	EUR	11,760,000	16,753,534

			45,665,501

CANADA — 4.6%
Government of Canada
3.50%, 6/1/2013	CAD	2,500,000	2,462,429
3.75%, 6/1/2019	CAD	4,625,000	4,604,457
4.00%, 6/1/2016	CAD	16,580,000	16,828,080
5.00%, 6/1/2037	CAD	5,350,000	6,196,565
5.25%, 6/1/2012	CAD	13,320,000	13,444,720
5.75%, 6/1/2029	CAD	3,240,000	3,936,174

			47,472,425

DENMARK — 2.9%
Kingdom of Denmark
4.00%, 11/15/2017	DKK	27,005,000	4,939,077
4.00%, 11/15/2019	DKK	17,600,000	3,217,758
4.50%, 11/15/2039	DKK	31,185,000	6,313,053
5.00%, 11/15/2013	DKK	83,575,000	15,447,210

			29,917,098

FRANCE — 4.5%
Republic of France
2.50%, 1/15/2015	EUR	7,750,000	9,772,355
3.75%, 10/25/2019	EUR	11,480,000	14,931,468
4.00%, 4/25/2013	EUR	3,390,000	4,485,809
5.00%, 4/25/2012	EUR	4,760,000	6,274,345
5.75%, 10/25/2032	EUR	6,985,000	11,298,104

			46,762,081

GERMANY — 10.7%
Federal Republic of Germany
1.00%, 3/16/2012	EUR	6,000,000	7,408,197
4.00%, 1/4/2037	EUR	6,025,000	8,289,169
4.25%, 7/4/2017	EUR	27,590,000	38,543,534
4.50%, 1/4/2013	EUR	31,135,000	41,691,663
4.75%, 7/4/2040	EUR	1,000,000	1,560,486
5.63%, 1/4/2028	EUR	8,365,000	13,531,354

			111,024,403

ITALY — 10.5%
Republic of Italy
4.00%, 2/1/2037	EUR	10,315,000	10,992,316
4.25%, 9/1/2019	EUR	10,000,000	12,497,045
4.75%, 2/1/2013	EUR	25,145,000	32,557,880
5.00%, 2/1/2012	EUR	5,480,000	7,023,844
5.25%, 8/1/2017	EUR	21,525,000	28,998,621
6.50%, 11/1/2027	EUR	11,635,000	16,820,159

			108,889,865

JAPAN — 23.6%
Government of Japan 2 Year Bond 0.30%, 8/15/2011	JPY	1,000,000,000	11,319,720
Government of Japan 10 Year Bond
1.30%, 6/20/2012	JPY	4,629,600,000	53,487,183
1.50%, 9/20/2014	JPY	4,837,200,000	57,445,863
1.70%, 12/20/2016	JPY	2,190,600,000	26,619,342
Government of Japan 20 Year Bond
1.90%, 3/20/2029	JPY	854,300,000	9,836,518
2.30%, 6/20/2027	JPY	1,916,200,000	23,617,701
2.60%, 3/20/2019	JPY	1,794,800,000	23,250,885
2.90%, 9/20/2019	JPY	1,966,200,000	25,990,613
Government of Japan 30 Year Bond 2.40%, 3/20/2037	JPY	1,044,950,000	12,982,438

			244,550,263

MEXICO — 2.9%
United Mexican States
7.25%, 12/15/2016	MXN	112,850,000	9,071,338
9.00%, 12/20/2012	MXN	146,690,000	12,333,463
10.00%, 12/5/2024	MXN	95,720,000	9,276,023

			30,680,824

NETHERLANDS — 4.0%
Kingdom of the Netherlands
1.75%, 1/15/2013	EUR	4,000,000	5,004,060
3.50%, 7/15/2020	EUR	5,000,000	6,486,949
3.75%, 7/15/2014	EUR	6,625,000	8,875,012
4.00%, 7/15/2018	EUR	1,185,000	1,610,418
4.00%, 1/15/2037	EUR	2,720,000	3,712,779
4.50%, 7/15/2017	EUR	8,580,000	12,016,832
5.50%, 1/15/2028	EUR	2,430,000	3,866,960

			41,573,010

POLAND — 2.9%
Republic of Poland
Zero Coupon, 1/25/2012	PLN	21,880,000	6,040,303
Zero Coupon, 7/25/2012	PLN	21,500,000	5,779,372
4.75%, 4/25/2012	PLN	7,315,000	2,171,674
5.25%, 10/25/2017	PLN	11,100,000	3,204,540
5.50%, 10/25/2019	PLN	7,500,000	2,161,008
5.75%, 9/23/2022	PLN	6,500,000	1,883,265
5.75%, 4/25/2029	PLN	2,000,000	567,046

See accompanying notes to financial statements.

132

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount		Value

6.25%, 10/24/2015	PLN	25,790,000	$7,881,638

			29,688,846

SOUTH AFRICA — 2.5%
Republic of South Africa
7.25%, 1/15/2020	ZAR	39,285,000	4,596,608
10.50%, 12/21/2026	ZAR	50,850,000	7,439,113
13.50%, 9/15/2015	ZAR	88,225,000	14,130,524

			26,166,245

SPAIN — 4.4%
Kingdom of Spain
3.15%, 1/31/2016	EUR	8,760,000	10,249,202
4.20%, 1/31/2037	EUR	4,335,000	4,409,111
4.60%, 7/30/2019	EUR	8,120,000	9,961,805
5.00%, 7/30/2012	EUR	1,000,000	1,272,304
5.35%, 10/31/2011	EUR	4,700,000	5,951,907
6.00%, 1/31/2029	EUR	2,000,000	2,654,359
6.15%, 1/31/2013	EUR	8,640,000	11,338,245

			45,836,933

SWEDEN — 2.7%
Kingdom of Sweden
3.75%, 8/12/2017	SEK	82,135,000	11,447,394
4.25%, 3/12/2019	SEK	76,885,000	11,153,364
5.50%, 10/8/2012	SEK	37,275,000	5,221,997

			27,822,755

TAIWAN — 2.9%
Government of Taiwan
1.38%, 9/9/2019	TWD	320,000,000	9,948,607
2.00%, 7/20/2014	TWD	365,000,000	11,867,944
2.13%, 8/13/2029	TWD	170,000,000	5,518,563
2.38%, 9/21/2017	TWD	50,000,000	1,677,920
3.63%, 3/8/2012	TWD	50,000,000	1,635,084

			30,648,118

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond
4.50%, 3/7/2019	GBP	1,850,000	3,037,780
4.75%, 9/7/2015	GBP	5,740,000	9,655,735
4.75%, 12/7/2038	GBP	8,314,000	13,642,620
5.00%, 3/7/2012	GBP	5,335,000	8,548,627
5.00%, 3/7/2025	GBP	7,225,000	12,137,347

			47,022,109

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $968,689,114)			981,651,037

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund (b)(c) (Cost $3,279,496)		3,279,496	3,279,496

TOTAL INVESTMENTS — 94.9% (d)
(Cost $971,968,610)			984,930,533
OTHER ASSETS AND LIABILITIES — 5.1%			52,992,797

NET ASSETS — 100.0%			$1,037,923,330

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of June 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

At June 30, 2010, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		June 30, 10	for U.S. $	(Depreciation)	Counterparty

9/3/10	1,354,586	GBP	$2,026,500	$1,950,000	$76,500	Royal Bank of Scotland
9/3/10	135,181,050	JPY	1,529,211	1,500,000	29,211	Royal Bank of Scotland
9/3/10	164,800,000	TWD	5,148,602	5,114,835	33,767	BNP Paribas
9/3/10	26,000,000	TWD	812,280	810,727	1,553	BNP Paribas
9/3/10	800,000	ZAR	103,253	102,778	475	Citibank

					$141,506

See accompanying notes to financial statements.

133

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		June 30, 10	for U.S. $	(Depreciation)	Counterparty

9/3/10	135,181,050	JPY	$1,529,211	$1,467,923	$(61,288)	Royal Bank of Scotland
9/3/10	105,600,000	TWD	3,299,104	3,289,719	(9,385)	BNP Paribas
9/3/10	21,600,000	TWD	674,817	679,673	4,856	BNP Paribas
9/3/10	21,600,000	TWD	674,817	679,459	4,642	BNP Paribas
9/3/10	800,000	ZAR	103,253	102,587	(666)	Royal Bank of Scotland

					$(61,841)

					$79,665

AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Peso
PLN = Polish Zloty
TWD = Taiwan Dollar
ZAR = South African Rand

See accompanying notes to financial statements.

134

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 96.9%
AUSTRALIA — 4.3%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	50,000	$62,270
BHP Billion Finance, Ltd. 4.75%, 4/4/2012	EUR	50,000	64,283
National Australia Bank, Ltd. 3.50%, 1/23/2015	EUR	50,000	62,879
Telstra Corp., Ltd. 4.75%, 3/21/2017	EUR	50,000	66,290

			255,722

CANADA — 1.1%
The Toronto-Dominion Bank 5.38%, 5/14/2015	CAD	50,000	69,238

DENMARK — 1.1%
Danske Bank A/S 4.75%, 6/4/2014	DKK	50,000	65,843

FRANCE — 10.9%
BNP Paribas 3.25%, 3/27/2012	EUR	50,000	62,731
Bouygues SA 6.13%, 7/3/2015	EUR	50,000	70,087
Carrefour SA 5.13%, 10/10/2014	EUR	50,000	67,536
France Telecom SA:
3.88%, 4/9/2020	EUR	50,000	62,236
5.00%, 1/22/2014	EUR	50,000	66,579
GDF Suez 4.38%, 1/16/2012	EUR	50,000	63,864
Sanofi-Aventis SA 3.50%, 5/17/2013	EUR	50,000	63,995
Societe Generale 5.25%, 3/28/2013	EUR	50,000	65,516
Total Capital SA 4.75%, 12/10/2013	EUR	50,000	66,802
Veolia Environnement 5.25%, 4/24/2014	EUR	50,000	67,013

			656,359

GERMANY — 5.4%
BASF SE 3.75%, 10/8/2012	EUR	50,000	64,003
Bayer AG 6.00%, 4/10/2012	EUR	50,000	65,752
Commerzbank AG 5.00%, 2/6/2014	EUR	50,000	65,705
Daimler AG 3.00%, 7/19/2013	EUR	50,000	62,700
Deutsche Bank AG 4.88%, 9/24/2012	EUR	50,000	65,013

			323,173

HONG KONG — 1.1%
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	50,000	64,332

IRELAND — 3.2%
GE Capital European Funding:
4.25%, 3/1/2017	EUR	50,000	62,706
4.75%, 7/30/2014	EUR	100,000	129,635

			192,341

ITALY — 7.4%
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	50,000	63,167
Banca Monte dei Paschi di Siena SpA 5.00%, 10/25/2012	EUR	50,000	64,378
Banco Popolare SC 3.75%, 8/7/2012	EUR	50,000	62,120
ENI SpA 4.63%, 4/30/2013	EUR	50,000	65,364
Intesa Sanpaolo SpA 3.38%, 1/19/2015	EUR	50,000	61,660
Telecom Italia SpA 5.25%, 2/10/2022	EUR	50,000	61,157
UniCredit SpA, Series E 4.88%, 2/12/2013	EUR	50,000	64,278

			442,124

LUXEMBOURG — 1.1%
Enel Finance International SA 5.00%, 9/14/2022	EUR	50,000	63,986

NETHERLANDS — 20.8%
Allianz Finance II BV 4.75%, 7/22/2019	EUR	50,000	65,069
BMW Finance NV 3.88%, 1/18/2017	EUR	50,000	62,912
Deutsche Telekom International Finance BV 6.00%, 1/20/2017	EUR	50,000	69,893
Diageo Capital BV 5.50%, 7/1/2013	EUR	50,000	67,271
E.ON International Finance BV:
5.13%, 10/2/2012	EUR	50,000	65,828
5.88%, 10/30/2037	EUR	50,000	81,393
EDP Finance BV 5.50%, 2/18/2014	EUR	50,000	65,109
ING Groep NV 4.75%, 5/31/2017	EUR	50,000	63,312
Koninklijke KPN NV 5.00%, 11/13/2012	EUR	50,000	65,257
Rabobank Nederland NV 4.00%, 9/10/2015	EUR	150,000	232,776
Repsol International Finance BV 6.50%, 3/27/2014	EUR	50,000	67,381
RWE Finance BV 6.50%, 8/10/2021	EUR	50,000	75,564
Shell International Finance BV 4.50%, 2/9/2016	EUR	50,000	66,979
Siemens Financieringsmaatschappij NV 5.13%, 2/20/2017	EUR	50,000	68,881
ThyssenKrupp Finance Nederland BV 6.75%, 2/25/2013	EUR	50,000	65,625
Volkswagen International Finance NV 5.63%, 2/9/2012	EUR	50,000	64,594

			1,247,844

See accompanying notes to financial statements.

135

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount		Value

NORWAY — 2.3%
DnB NOR Bank ASA 4.50%, 5/29/2014	EUR	50,000	$65,555
Statoil ASA 5.63%, 3/11/2021	EUR	50,000	72,819

			138,374

SPAIN — 5.3%
Abertis Infraestructuras SA 4.63%, 10/14/2016	EUR	50,000	62,247
Gas Natural Capital Markets SA 5.25%, 7/9/2014	EUR	50,000	63,740
Iberdrola Finanzas SAU 6.38%, 11/25/2011	EUR	50,000	64,898
Santander International Debt SA 5.63%, 2/14/2012	EUR	50,000	63,532
Telefonica Emisiones SAU 3.41%, 3/24/2015	EUR	50,000	60,593

			315,010

SWEDEN — 3.2%
Nordea Bank AB 3.00%, 8/6/2012	EUR	50,000	62,747
Skandinaviska Enskilda Banken AB 4.38%, 5/29/2012	EUR	50,000	63,663
Svenska Handelsbanken AB 3.00%, 8/20/2012	EUR	50,000	62,712

			189,122

UNITED KINGDOM — 13.4%
Barclays Bank PLC 4.88%, 8/13/2019	EUR	50,000	63,873
BAT International Finance PLC 5.38%, 6/29/2017	EUR	50,000	68,774
British Telecommunications PLC 5.25%, 1/22/2013	EUR	50,000	64,433
Credit Suisse/London 3.88%, 1/25/2017	EUR	50,000	61,610
GlaxoSmithKline Capital PLC 5.25%, 12/19/2033	GBP	50,000	76,682
HSBC Holdings PLC 4.50%, 4/30/2014	EUR	50,000	65,623
Morgan Stanley 4.50%, 10/29/2014	EUR	50,000	60,998
Royal Bank of Scotland Group PLC:
5.25%, 5/15/2013	EUR	50,000	63,521
5.38%, 9/30/2019	EUR	50,000	59,711
Tesco PLC 5.63%, 9/12/2012	EUR	50,000	66,152
UBS AG/London 4.88%, 1/21/2013	EUR	70,000	89,927
Vodafone Group PLC 4.65%, 1/20/2022	EUR	50,000	62,653

			803,957

UNITED STATES — 16.3%
AT&T, Inc. 6.13%, 4/2/2015		$50,000	70,527
Bank of America Corp.:
4.75%, 4/3/2017		50,000	61,534
5.13%, 9/26/2014		50,000	64,349
Citigroup, Inc.:
6.40%, 3/27/2013		50,000	65,584
7.38%, 9/4/2019		50,000	68,395
JPMorgan Chase & Co. 5.25%, 5/8/2013		50,000	65,598
Pfizer, Inc. 3.63%, 6/3/2013		50,000	64,290
Roche Holdings, Inc.:
5.63%, 3/4/2016		50,000	70,808
6.50%, 3/4/2021		50,000	76,993
The Goldman Sachs Group, Inc. 4.00%, 2/2/2015		80,000	96,573
The Procter & Gamble Co. 4.50%, 5/12/2014		50,000	66,777
Toyota Motor Credit Corp. 5.25%, 2/3/2012		50,000	64,232
Wachovia Bank NA 6.00%, 5/23/2013		50,000	67,044
Wal-Mart Stores, Inc. 5.25%, 9/28/2035		50,000	77,001

			979,705

TOTAL CORPORATE BONDS & NOTES —
(Cost $5,846,739)			5,807,130

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund (a)(b) (Cost $7,320)		7,320	7,320

TOTAL INVESTMENTS — 97.0% (c)
(Cost $5,854,059)			5,814,450
OTHER ASSETS AND LIABILITIES — 3.0%			178,728

NET ASSETS — 100.0%			$5,993,178

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	Value is determined based on Level 1 inputs. (Note 2)
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

136

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

At June 30, 2010, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

7/7/2010	15,600,000	JPY	144,936	EUR	$1,231	JP Morgan
7/7/2010	140,434	EUR	15,600,000	JPY	4,283	State Street
8/6/2010	144,982	EUR	15,600,000	JPY	(1,232)	JP Morgan
8/6/2010	4,615	EUR	500,000	JPY	—	JP Morgan

					$4,282

CAD = Canadian Dollar
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen

See accompanying notes to financial statements.

137

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.5%
AEROSPACE & DEFENSE — 1.0%
BE Aerospace, Inc. 8.50%, 7/1/2018	$16,444,000	$17,266,200
Bombardier, Inc. 7.75%, 3/15/2020 (a)	24,605,000	25,527,688

		42,793,888

AIRLINES — 1.0%
Delta Air Lines, Inc. 9.50%, 9/15/2014 (a)	20,465,000	21,488,250
United Air Lines, Inc. 9.75%, 1/15/2017	19,000,000	20,282,500

		41,770,750

AUTO COMPONENTS — 0.7%
The Goodyear Tire & Rubber Co. 10.50%, 5/15/2016	27,499,000	29,905,163

AUTOMOBILES — 0.7%
Navistar International Corp. 8.25%, 11/1/2021	28,775,000	29,206,625

BIOTECHNOLOGY — 0.4%
Talecris Biotherapeutics Holdings Corp. 7.75%, 11/15/2016 (a)	16,375,000	17,439,375

BUILDING PRODUCTS — 0.5%
Nortek, Inc. 11.00%, 12/1/2013	57	59
Ply Gem Industries, Inc. 11.75%, 6/15/2013	19,769,000	20,658,605

		20,658,664

CHEMICALS — 4.3%
Ashland, Inc. 9.13%, 6/1/2017 (a)	18,525,000	20,284,875
CF Industries, Inc. 7.13%, 5/1/2020	22,350,000	22,908,750
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018 (a)	28,115,000	25,373,788
Huntsman International LLC 5.50%, 6/30/2016 (a)	16,540,000	14,472,500
Lyondell Chemical Co. 11.00%, 5/1/2018	93,201,000	99,958,072

		182,997,985

COMMERCIAL BANKS — 0.3%
Royal Bank of Scotland Group PLC 1.00%, 3/29/2049 (b)	24,475,000	14,011,938

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Ceridian Corp. 11.25%, 11/15/2015	23,100,000	20,847,750
National Money Mart Co. 10.38%, 12/15/2016 (a)	16,540,000	16,788,100
The ServiceMaster Co. PIK 10.75%, 7/15/2015 (a)	29,500,000	30,532,500

		68,168,350

COMPUTERS & PERIPHERALS — 0.3%
Seagate HDD Cayman 6.88%, 5/1/2020 (a)	16,000,000	15,200,000

CONTAINERS & PACKAGING — 0.4%
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	17,390,000	18,129,075

DISTRIBUTORS — 0.7%
McJunkin Red Man Corp. 9.50%, 12/15/2016 (a)	29,790,000	28,896,300

DIVERSIFIED CONSUMER SERVICES — 0.7%
Reynolds Group Issuer, Inc. 7.75%, 10/15/2016 (a)	32,650,000	31,915,375

DIVERSIFIED FINANCIAL SERVICES — 13.3%
CEVA Group PLC 11.50%, 4/1/2018 (a)	10,500,000	10,657,500
CIT Group, Inc. 7.00%, 5/1/2017	207,500,000	186,750,000
Citigroup Capital XXI 8.30%, 12/21/2057 (b)	66,260,000	64,533,132
Ford Motor Credit Co. LLC 7.50%, 8/1/2012	50,300,000	51,435,472
GMAC, Inc.:
6.63%, 5/15/2012	197,000	197,000
6.88%, 9/15/2011	87,437,000	88,639,259
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.00%, 1/15/2018 (a)	32,955,000	31,966,350
Mizuho Capital Investment USD 2, Ltd. 14.95%, 12/31/2049 (a)(b)	24,000,000	29,622,240
New Communications Holdings, Inc.:
8.25%, 4/15/2017 (a)	29,000,000	29,108,750
8.50%, 4/15/2020 (a)	1,500,000	1,503,750
Nuveen Investments, Inc. 10.50%, 11/15/2015	22,405,000	19,492,350
SMFG Preferred Capital USD 3 Ltd. 9.50%, 7/29/2049 (a)(b)	38,575,000	41,228,574
Trans Union LLC/TransUnion Financing Corp. 11.38%, 6/15/2018 (a)	17,950,000	18,578,250

		573,712,627

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.2%
Cricket Communications, Inc. 7.75%, 5/15/2016	31,605,000	32,237,100
Global Crossing, Ltd. 12.00%, 9/15/2015 (a)	20,965,000	22,222,900
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	17,625,000	18,021,562
Intelsat Luxembourg SA 11.25%, 2/4/2017 (c)	79,500,000	80,493,750
Level 3 Financing, Inc. 10.00%, 2/1/2018 (a)	17,750,000	15,708,750
Virgin Media Finance PLC 9.50%, 8/15/2016	38,335,000	40,491,344

See accompanying notes to financial statements.

138

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

Wind Acquisition Finance SA 11.75%, 7/15/2017 (a)	$55,850,000	$57,246,250

		266,421,656

ELECTRIC UTILITIES — 5.3%
Calpine Corp. 7.25%, 10/15/2017 (a)	33,555,000	32,212,800
Dubai Electricity & Water Authority 8.50%, 4/22/2015 (a)	28,500,000	29,035,629
Energy Future Holdings Corp. 11.25%, 11/1/2017	2,000,000	1,300,000
Intergen NV 9.00%, 6/30/2017 (a)	34,809,000	34,634,955
NRG Energy, Inc. 8.50%, 6/15/2019	18,825,000	19,130,906
RRI Energy, Inc. 7.88%, 6/15/2017	18,740,000	17,709,300
Texas Competitive Electric Holdings Co. LLC 10.25%, 11/1/2015	76,385,000	50,414,100
The AES Corp. 8.00%, 10/15/2017	43,209,000	43,641,090

		228,078,780

FOOD PRODUCTS — 1.7%
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014 (a)	19,050,000	21,359,813
Smithfield Foods, Inc. 10.00%, 7/15/2014 (a)	23,205,000	25,699,537
Tyson Foods, Inc. 10.50%, 3/1/2014	22,230,000	25,897,950

		72,957,300

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Bausch & Lomb, Inc. 9.88%, 11/1/2015	18,302,000	18,805,305
Biomet, Inc. 11.63%, 10/15/2017	28,992,000	31,383,840
Boston Scientific Corp. 6.00%, 1/15/2020	22,890,000	22,725,810
VWR Funding, Inc. PIK Series B 10.25%, 7/15/2015	18,933,593	19,122,929

		92,037,884

HEALTH CARE PROVIDERS & SERVICES — 5.4%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014 (a)	21,345,000	22,732,425
Community Health Systems, Inc. 8.88%, 7/15/2015	80,291,000	82,800,094
HCA, Inc.:
8.50%, 4/15/2019	4,000,000	4,240,000
9.25%, 11/15/2016	40,713,000	43,155,780
Tenet Healthcare Corp. 8.88%, 7/1/2019 (a)	26,885,000	28,498,100
US Oncology, Inc. 9.13%, 8/15/2017	21,340,000	21,926,850
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Series 1 8.00%, 2/1/2018 (a)	28,205,000	27,076,800

		230,430,049

HOTELS, RESTAURANTS & LEISURE — 3.2%
Ameristar Casinos, Inc. 9.25%, 6/1/2014	18,460,000	19,336,850
Harrah’s Operating Co., Inc. 10.00%, 12/15/2018	95,372,000	78,205,040
MCE Finance, Ltd. 10.25%, 5/15/2018 (a)	14,400,000	14,958,000
MGM Resorts International 11.13%, 11/15/2017	23,445,000	25,848,112

		138,348,002

HOUSEHOLD DURABLES — 1.0%
K Hovnanian Enterprises, Inc. 10.63%, 10/15/2016	21,500,000	21,500,000
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018 (a)	20,200,000	20,831,250

		42,331,250

INDUSTRIAL CONGLOMERATES — 0.7%
RBS Global, Inc. / Rexnord LLC 8.50%, 5/1/2018 (a)	31,720,000	30,768,400

INSURANCE — 3.3%
American International Group, Inc. 8.18%, 5/15/2068 (b)	113,475,000	89,645,250
Liberty Mutual Group, Inc. 10.75%, 6/15/2088 (a)(b)	35,500,000	38,340,000
MBIA Insurance Corp. 14.00%, 1/15/2033 (a)(b)	27,850,000	12,532,500

		140,517,750

INTERNET SOFTWARE & SERVICES — 0.5%
Equinix, Inc. 8.13%, 3/1/2018	20,530,000	20,991,925

IT SERVICES — 2.2%
First Data Corp. 11.25%, 3/31/2016	52,420,000	32,238,300
First Data Corp. PIK 10.55%, 9/24/2015	54,819,875	40,155,558
GXS Worldwide, Inc. 9.75%, 6/15/2015 (a)	21,840,000	20,857,200

		93,251,058

MACHINERY — 1.4%
Case New Holland, Inc.:
7.75%, 9/1/2013 (a)	22,325,000	22,827,312
7.88%, 12/1/2017 (a)	18,900,000	19,041,750
Terex Corp. 8.00%, 11/15/2017	21,769,000	20,136,325

		62,005,387

MEDIA — 9.5%
AMC Entertainment, Inc. 8.75%, 6/1/2019	16,241,000	16,322,205
Cablevision Systems Corp. 8.63%, 9/15/2017 (a)	25,375,000	25,882,500

See accompanying notes to financial statements.

139

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

CCH II LLC / CCH II Capital Corp. 13.50%, 11/30/2016	$50,075,000	$58,337,375
Cengage Learn Acquisitions, Inc. 10.50%, 1/15/2015 (a)	35,070,000	32,615,100
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.63%, 11/15/2017 (a)	34,575,000	34,445,344
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/2017 (a)	57,350,000	57,636,750
DISH DBS Corp. 7.88%, 9/1/2019	39,670,000	41,256,800
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	22,725,000	22,384,125
The Interpublic Group of Cos., Inc. 10.00%, 7/15/2017	15,670,000	17,276,175
The McClatchy Co. 11.50%, 2/15/2017 (a)	24,505,000	24,872,575
Umbrella Acquisition, Inc. PIK 9.75%, 3/15/2015 (a)	625	520
Unitymedia Hessen Gmbh & Co. 8.13%, 12/1/2017 (a)	22,480,000	22,030,400
Videotron Ltee 9.13%, 4/15/2018	19,545,000	21,206,325
WMG Acquisition Corp. 9.50%, 6/15/2016	31,715,000	33,776,475

		408,042,669

METALS & MINING — 0.8%
Steel Dynamics, Inc. 7.38%, 11/1/2012	19,087,000	19,755,045
United States Steel Corp. 7.38%, 4/1/2020	16,445,000	16,259,994

		36,015,039

MULTILINE RETAIL — 1.8%
Dollar General Corp. 10.63%, 7/15/2015	27,627,000	30,217,031
Macy’s Retail Holdings, Inc. 8.38%, 7/15/2015	18,420,000	20,308,050
SUPERVALU, Inc. 8.00%, 5/1/2016	28,988,000	28,698,120

		79,223,201

OIL, GAS & CONSUMABLE FUELS — 10.6%
Arch Coal, Inc. 8.75%, 8/1/2016 (a)	17,035,000	17,758,988
ATP Oil & Gas Corp. 11.88%, 5/1/2015 (a)	42,540,000	30,841,500
Chesapeake Energy Corp. 9.50%, 2/15/2015	39,988,000	44,186,740
CITIC Resources Finance, Ltd. 6.75%, 5/15/2014 (a)	14,900,000	14,602,000
Consol Energy, Inc. 8.00%, 4/1/2017 (a)	42,500,000	43,881,250
Crosstex Energy LP / Crosstex Energy Finance Corp. 8.88%, 2/15/2018	20,890,000	20,863,887
Denbury Resources, Inc. 8.25%, 2/15/2020	31,015,000	32,410,675
El Paso Corp.:
7.00%, 6/15/2017	19,042,000	18,934,774
7.25%, 6/1/2018	2,000,000	2,005,390
Enbridge Energy Partners LP 8.05%, 10/1/2077	100,000	98,464
Energy XXI Gulf Coast, Inc.:
10.00%, 6/15/2013	839	829
16.00%, 6/15/2014	130	146
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	39,665,000	37,880,075
Forest Oil Corp.:
7.25%, 6/15/2019	21,948,000	21,179,820
8.50%, 2/15/2014	1,000,000	1,042,500
Linn Energy LLC/ Linn Energy Finance Corp. 8.63%, 4/15/2020 (a)	36,430,000	37,295,212
Newfield Exploration Co.:
6.88%, 2/1/2020	18,000,000	17,460,000
7.13%, 5/15/2018	925,000	915,750
OPTI Canada, Inc.:
7.88%, 12/15/2014	6,500,000	5,655,000
8.25%, 12/15/2014	16,932,000	14,730,840
PetroHawk Energy Corp. 7.88%, 6/1/2015	22,775,000	22,831,937
Plains Exploration & Production Co. 7.75%, 6/15/2015	16,421,000	16,256,790
Quicksilver Resources, Inc. 11.75%, 1/1/2016	16,885,000	18,615,713
SandRidge Energy, Inc. 8.00%, 6/1/2018 (a)	20,545,000	19,466,387
Southern Union Co. 7.20%, 11/1/2066 (b)	25,000	22,156
Southwestern Energy Co. 7.50%, 2/1/2018	15,971,000	16,969,188

		455,906,011

PAPER & FOREST PRODUCTS — 1.5%
Georgia-Pacific LLC 8.25%, 5/1/2016 (a)	20,850,000	22,231,313
NewPage Corp. 11.38%, 12/31/2014	48,465,000	43,981,987

		66,213,300

PHARMACEUTICALS — 0.9%
Elan Finance PLC/ Elan Finance Corp. 8.75%, 10/15/2016 (a)	17,335,000	16,836,619
Mylan, Inc. 7.88%, 7/15/2020 (a)	20,030,000	20,430,600

		37,267,219

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Evergrande Real Estate Group Ltd. 13.00%, 1/27/2015 (a)	37,000,000	35,335,000
Felcor Lodging LP 10.00%, 10/1/2014	17,835,000	18,637,575

See accompanying notes to financial statements.

140

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

Residential Capital LLC 9.63%, 5/15/2015	$57,565,000	$56,701,525

		110,674,100

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	17,000,000	15,810,000
Atlantic Finance Ltd. Series 1 9.75%, 5/27/2014 (a)	34,700,000	37,099,158
Realogy Corp. 10.50%, 4/15/2014	47,822,000	40,529,145

		93,438,303

SEMICONDUCTORS — 0.8%
Freescale Semiconductor, Inc.:
8.88%, 12/15/2014	37,013,000	33,774,363
Series 1 9.25%, 4/15/2018 (a)	2,000,000	1,975,000

		35,749,363

SPECIALTY RETAIL — 2.4%
Blockbuster, Inc. 11.75%, 10/1/2014 (a)	17,181,000	11,167,650
Limited Brands, Inc. 6.90%, 7/15/2017	19,021,000	19,068,553
Phillips-Van Heusen Corp. 7.38%, 5/15/2020	16,065,000	16,205,569
QVC, Inc. 7.50%, 10/1/2019 (a)	27,565,000	27,082,612
Toys R Us Property Co. I LLC 10.75%, 7/15/2017 (a)	26,962,000	29,455,985

		102,980,369

WIRELESS TELECOMMUNICATION SERVICES — 5.5%
Avaya, Inc. 9.75%, 11/1/2015	17,000,000	15,937,500
Avaya, Inc. PIK 10.13%, 11/1/2015	7,271,875	6,799,203
Cincinnati Bell, Inc. 8.75%, 3/15/2018	17,500,000	15,881,250
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/1/2015 (a)	14,750,000	14,694,688
12.00%, 12/1/2015 (a)	31,930,000	31,650,612
Crown Castle International Corp. 9.00%, 1/15/2015	24,350,000	25,750,125
NII Capital Corp. 10.00%, 8/15/2016 (a)	22,300,000	23,470,750
Qwest Communications International, Inc. 7.13%, 4/1/2018 (a)	22,175,000	22,119,563
Sprint Nextel Corp. 8.38%, 8/15/2017	36,000,000	36,000,000
Telesat Canada / Telesat LLC 11.00%, 11/1/2015	17,925,000	19,359,000
Windstream Corp. 7.88%, 11/1/2017	24,250,000	23,674,062

		235,336,753

TOTAL CORPORATE BONDS & NOTES —
(Cost $4,066,267,139)		4,193,791,883

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund (d)(e) (Cost $14,812,046)	14,812,046	14,812,046

TOTAL INVESTMENTS — 97.8% (f)
(Cost $4,081,079,185)		4,208,603,929
OTHER ASSETS AND LIABILITIES — 2.2%		92,647,744

NET ASSETS — 100.0%		$4,301,251,673

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 38.5% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security. Rate shown is rate in effect at June 30, 2010. Maturity date disclosed is the ultimate maturity.
(c)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2010. Maturity date disclosed is the ultimate maturity.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
PIK = Payment in Kind

See accompanying notes to financial statements.

141

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 99.0%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.:
1.80%, 7/15/2011	$105,000	$106,136
4.25%, 5/15/2013	500,000	538,681
Honeywell International, Inc.:
5.63%, 8/1/2012	105,000	114,706
6.13%, 11/1/2011	310,000	332,393
Lockheed Martin Corp. 4.12%, 3/14/2013	200,000	213,073
Raytheon Co. 5.50%, 11/15/2012	105,000	115,337
The Boeing Co. 1.88%, 11/20/2012	890,000	905,710
United Technologies Corp. 6.10%, 5/15/2012	355,000	385,906

		2,711,942

AIR FREIGHT & LOGISTICS — 0.2%
United Parcel Service, Inc. 4.50%, 1/15/2013	380,000	409,894

AUTOMOBILES — 0.7%
Daimler Finance North America LLC:
5.75%, 9/8/2011	310,000	324,211
7.30%, 1/15/2012	480,000	518,030
PACCAR, Inc. 6.38%, 2/15/2012	205,000	221,564

		1,063,805

BEVERAGES — 1.8%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 3/26/2013 (a)	310,000	312,962
3.00%, 10/15/2012	535,000	550,869
Bottling Group LLC 4.63%, 11/15/2012	155,000	166,346
Coca-Cola Enterprises, Inc. 3.75%, 3/1/2012	255,000	265,811
Diageo Capital PLC 5.13%, 1/30/2012	570,000	602,857
Dr. Pepper Snapple Group, Inc. 1.70%, 12/21/2011	155,000	156,189
PepsiCo Inc.:
4.65%, 2/15/2013	515,000	559,496
5.15%, 5/15/2012	255,000	274,216

		2,888,746

BUILDING MATERIALS — 0.6%
CRH America, Inc. 6.95%, 3/15/2012	565,000	607,455
Lafarge SA 6.15%, 7/15/2011	300,000	311,127

		918,582

CAPITAL MARKETS — 6.7%
Morgan Stanley:
5.25%, 11/2/2012	926,000	964,688
5.30%, 3/1/2013	515,000	536,539
5.63%, 1/9/2012	1,025,000	1,058,962
6.60%, 4/1/2012	550,000	582,288
The Bank of New York Mellon Corp. 4.95%, 11/1/2012	760,000	820,378
The Bear Stearns Cos. LLC:
5.35%, 2/1/2012	585,000	618,937
5.50%, 8/15/2011	465,000	486,892
6.95%, 8/10/2012	770,000	847,896
The Goldman Sachs Group, Inc.:
3.63%, 8/1/2012	1,400,000	1,422,538
5.25%, 4/1/2013	550,000	580,348
5.45%, 11/1/2012	1,190,000	1,255,921
5.70%, 9/1/2012	385,000	407,272
6.60%, 1/15/2012	920,000	974,819
UBS AG 2.75%, 1/8/2013	255,000	256,000

		10,813,478

CHEMICALS — 1.3%
E.I. du Pont de Nemours & Co.:
4.75%, 11/15/2012	1,000,000	1,079,759
5.00%, 1/15/2013	410,000	444,673
Praxair, Inc. 1.75%, 11/15/2012	310,000	313,080
The Dow Chemical Co. 4.85%, 8/15/2012	275,000	288,718

		2,126,230

COMMERCIAL BANKS — 15.4%
American Express Bank FSB:
5.50%, 4/16/2013	500,000	541,056
5.55%, 10/17/2012	385,000	415,733
Banco Santander Brasil SA 4.50%, 4/6/2015	100,000	98,500
Bank of Montreal 2.13%, 6/28/2013	500,000	504,741
Bank of Nova Scotia 2.25%, 1/22/2013	775,000	786,832
Barclays Bank PLC:
2.50%, 1/23/2013	765,000	760,513
5.45%, 9/12/2012	800,000	849,713
BB&T Corp. 6.50%, 8/1/2011	840,000	881,118
BNP Paribas / BNP Paribas US 2.13%, 12/21/2012	275,000	273,371
Credit Suisse of New York, NY 5.00%, 5/15/2013	2,000,000	2,138,376
Deutsche Bank AG:
2.38%, 1/11/2013	815,000	812,754
4.88%, 5/20/2013	1,500,000	1,596,923
5.38%, 10/12/2012	600,000	641,807
Golden West Financial Corp. 4.75%, 10/1/2012	2,000,000	2,103,493
HSBC Holdings PLC 5.25%, 12/12/2012	770,000	817,633
ICICI Bank, Ltd. 6.63%, 10/3/2012 (a)	310,000	325,500
JPMorgan Chase & Co.:
5.38%, 10/1/2012	1,290,000	1,384,600
5.75%, 1/2/2013	1,050,000	1,140,607
KeyBank NA:
5.50%, 9/17/2012	310,000	327,312

See accompanying notes to financial statements.

142

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

5.70%, 8/15/2012	$255,000	$269,025
M&I Marshall & Ilsley Bank 5.25%, 9/4/2012	60,000	58,500
Mercantile Bankshares Corp. 4.63%, 4/15/2013	250,000	255,808
National City Bank 6.20%, 12/15/2011	310,000	327,050
Regions Financial Corp. 4.88%, 4/26/2013	125,000	125,439
Royal Bank of Canada 2.25%, 3/15/2013	205,000	207,792
SunTrust Banks, Inc. 5.25%, 11/5/2012	255,000	267,159
The Bank of New York Mellon Corp. 6.38%, 4/1/2012	645,000	700,581
US Bank NA 6.38%, 8/1/2011	1,050,000	1,110,490
Wachovia Corp. 5.30%, 10/15/2011	650,000	679,920
Wells Fargo & Co.:
4.38%, 1/31/2013	515,000	539,135
5.25%, 10/23/2012	1,545,000	1,651,541
5.30%, 8/26/2011	1,115,000	1,167,037
Wells Fargo Capital XIII 7.70%, 12/29/2049 (b)	515,000	509,850
Westpac Banking Corp. 2.25%, 11/19/2012	710,000	712,900

		24,982,809

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Block Financial LLC 7.88%, 1/15/2013	155,000	171,780
Waste Management, Inc. 6.38%, 11/15/2012	110,000	121,300

		293,080

COMMUNICATIONS EQUIPMENT — 0.8%
Motorola, Inc.:
5.38%, 11/15/2012	1,000,000	1,050,000
8.00%, 11/1/2011	255,000	274,125

		1,324,125

COMPUTERS & PERIPHERALS — 1.7%
Dell, Inc. 4.70%, 4/15/2013	500,000	540,847
Hewlett-Packard Co.:
4.25%, 2/24/2012	525,000	552,597
4.50%, 3/1/2013	565,000	610,864
International Business Machines Corp.:
2.10%, 5/6/2013	750,000	760,641
4.75%, 11/29/2012	330,000	356,747

		2,821,696

CONSTRUCTION MATERIALS — 0.0% (c)
Vulcan Materials Co. 5.60%, 11/30/2012	40,000	42,622

DIVERSIFIED FINANCIAL SERVICES — 20.4%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	750,000	820,645
American Express Co. 5.25%, 9/12/2011	155,000	162,013
American Express Credit Corp. 5.88%, 5/2/2013	500,000	546,797
Bank of America Corp.:
4.88%, 9/15/2012	515,000	535,740
5.38%, 8/15/2011	890,000	924,577
BlackRock, Inc. 2.25%, 12/10/2012	300,000	305,569
Boeing Capital Corp. 5.80%, 1/15/2013	255,000	283,646
BP Capital Markets PLC 3.13%, 3/10/2012	550,000	508,750
Capital One Financial Corp. 5.70%, 9/15/2011	550,000	572,939
Caterpillar Financial Services Corp.:
1.90%, 12/17/2012	500,000	504,535
2.00%, 4/5/2013	155,000	156,298
4.85%, 12/7/2012	360,000	388,052
Citigroup, Inc.:
5.10%, 9/29/2011	600,000	618,055
5.25%, 2/27/2012	515,000	532,519
5.30%, 10/17/2012	715,000	744,335
5.50%, 8/27/2012	1,000,000	1,040,642
5.50%, 4/11/2013	1,300,000	1,347,651
5.63%, 8/27/2012	550,000	569,137
6.00%, 2/21/2012	515,000	538,469
Countrywide Financial Corp. 5.80%, 6/7/2012	2,020,000	2,116,960
Credit Suisse 3.45%, 7/2/2012	550,000	564,237
Credit Suisse USA, Inc.:
6.13%, 11/15/2011	1,040,000	1,101,796
6.50%, 1/15/2012	515,000	549,756
Diageo Investment Corp. 9.00%, 8/15/2011	205,000	222,601
General Electric Capital Corp.:
2.80%, 1/8/2013	995,000	1,008,621
4.80%, 5/1/2013	500,000	532,127
5.00%, 11/15/2011	515,000	539,216
5.25%, 10/19/2012	735,000	785,446
5.45%, 1/15/2013	790,000	851,265
5.88%, 2/15/2012	2,025,000	2,150,489
6.00%, 6/15/2012	3,075,000	3,302,146
Goldman Sachs Capital II 5.79%, 6/1/2043 (b)	275,000	203,500
HSBC Finance Corp.:
5.90%, 6/19/2012	105,000	110,622
6.38%, 10/15/2011	775,000	811,577
7.00%, 5/15/2012	1,690,000	1,809,768
IBM International Group Capital LLC 5.05%, 10/22/2012	360,000	390,397
Merrill Lynch & Co, Inc.:
5.45%, 2/5/2013	2,470,000	2,586,002
6.15%, 4/25/2013	500,000	536,077

See accompanying notes to financial statements.

143

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

National Rural Utilities Cooperative Finance Corp. 7.25%, 3/1/2012	$550,000	$602,106
NYSE Euronext 4.80%, 6/28/2013	500,000	540,639
SLM Corp. 5.13%, 8/27/2012	610,000	591,700

		33,007,417

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
British Telecommunications PLC 5.15%, 1/15/2013	330,000	344,845
Qwest Corp.:
7.88%, 9/1/2011	300,000	312,750
8.88%, 3/15/2012	485,000	520,162
Telefonica Emisiones SAU 5.86%, 2/4/2013	505,000	542,140
Telstra Corp., Ltd. 6.38%, 4/1/2012	155,000	166,257
Verizon Communications, Inc. 4.35%, 2/15/2013	250,000	266,664
Verizon New England, Inc. 6.50%, 9/15/2011	820,000	863,978

		3,016,796

ELECTRIC UTILITIES — 5.5%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/2012 (a)	205,000	224,639
Appalachian Power Co. Series O 5.65%, 8/15/2012	410,000	441,617
Carolina Power & Light Co. 6.50%, 7/15/2012	250,000	273,824
Commonwealth Edison Co. Series 9 6.15%, 3/15/2012	705,000	759,694
Consolidated Edison Co. of New York, Inc. Series 2 4.88%, 2/1/2013	255,000	275,455
Duke Energy Carolinas LLC:
5.63%, 11/30/2012	485,000	530,153
6.25%, 1/15/2012	250,000	269,700
FPL Group Capital, Inc. 5.63%, 9/1/2011	665,000	697,998
KCP&L Greater Missouri Operations Co. 11.88%, 7/1/2012	110,000	126,500
Nisource Finance Corp. 6.15%, 3/1/2013	255,000	275,848
Oncor Electric Delivery Co. LLC 6.38%, 5/1/2012	275,000	296,682
PacifiCorp 6.90%, 11/15/2011	275,000	295,978
Pepco Holdings, Inc. 6.45%, 8/15/2012	64,000	69,090
PPL Energy Supply LLC 6.40%, 11/1/2011	255,000	269,427
Progress Energy, Inc. 6.85%, 4/15/2012	330,000	359,667
PSEG Power LLC 2.50%, 4/15/2013 (a)	105,000	106,449
Public Service Electric & Gas Co. 5.13%, 9/1/2012	295,000	318,873
Public Service of Colorado 7.88%, 10/1/2012	507,000	577,342
SCANA Corp. 6.25%, 2/1/2012	205,000	218,598
Southern Power Co. 6.25%, 7/15/2012	730,000	794,387
Tampa Electric Co. 6.88%, 6/15/2012	105,000	114,295
Virginia Electric and Power Co. 5.10%, 11/30/2012	1,470,000	1,586,858

		8,883,074

FOOD & STAPLES RETAILING — 3.1%
Costco Wholesale Corp. 5.30%, 3/15/2012	205,000	219,422
CVS Caremark Corp.:
5.75%, 8/15/2011	310,000	324,567
6.30%, 6/1/2062 (b)	220,000	195,800
Safeway, Inc. 5.80%, 8/15/2012	255,000	277,686
Target Corp. 5.88%, 3/1/2012	1,620,000	1,750,945
The Kroger Co.:
6.20%, 6/15/2012	325,000	352,203
6.75%, 4/15/2012	330,000	358,782
Wal-Mart Stores, Inc.:
4.25%, 4/15/2013	400,000	431,775
4.55%, 5/1/2013	1,000,000	1,084,626

		4,995,806

FOOD PRODUCTS — 2.8%
ConAgra Foods, Inc. 6.75%, 9/15/2011	155,000	165,217
General Mills, Inc. 6.00%, 2/15/2012	500,000	536,142
HJ Heinz Finance Co. 6.00%, 3/15/2012	440,000	474,971
Kellogg Co.:
4.25%, 3/6/2013	205,000	219,541
5.13%, 12/3/2012	480,000	520,957
Kraft Foods, Inc.:
5.63%, 11/1/2011	660,000	694,684
6.00%, 2/11/2013	500,000	551,457
6.25%, 6/1/2012	580,000	628,710
Sara Lee Corp.:
3.88%, 6/15/2013	500,000	525,477
6.25%, 9/15/2011	220,000	232,779

		4,549,935

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Baxter International, Inc. 1.80%, 3/15/2013	205,000	207,507
Covidien International Finance SA 5.45%, 10/15/2012	155,000	168,637
Hospira, Inc. 5.55%, 3/30/2012	255,000	270,808

		646,952

See accompanying notes to financial statements.

144

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Express Scripts, Inc. 5.25%, 6/15/2012	$415,000	$442,610
UnitedHealth Group, Inc. 4.88%, 2/15/2013	360,000	386,419
WellPoint, Inc. 6.80%, 8/1/2012	655,000	717,797

		1,546,826

HOTELS, RESTAURANTS & LEISURE — 0.2%
McDonald’s Corp. 5.75%, 3/1/2012	264,000	282,970
Yum! Brands, Inc. 7.70%, 7/1/2012	102,000	113,188

		396,158

HOUSEHOLD DURABLES — 0.2%
Whirlpool Corp. 8.00%, 5/1/2012	315,000	345,107

HOUSEHOLD PRODUCTS — 0.9%
Clorox Co.:
5.00%, 3/1/2013	250,000	270,474
5.45%, 10/15/2012	155,000	168,271
Colgate-Palmolive Co. 4.20%, 5/15/2013	500,000	536,519
Fortune Brands, Inc. 3.00%, 6/1/2012	110,000	111,698
Newell Rubbermaid, Inc. 5.50%, 4/15/2013	350,000	375,283

		1,462,245

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.:
4.50%, 11/1/2011	1,205,000	1,266,431
4.65%, 12/15/2012	125,000	135,489
General Electric Co. 5.00%, 2/1/2013	1,550,000	1,662,911
Tyco Electronics Group SA 6.00%, 10/1/2012	355,000	382,628

		3,447,459

INSURANCE — 3.6%
American International Group, Inc.:
4.25%, 5/15/2013	300,000	290,250
4.95%, 3/20/2012	155,000	155,000
5.38%, 10/18/2011	110,000	110,000
Berkshire Hathaway Finance Corp.:
4.00%, 4/15/2012	885,000	928,343
4.75%, 5/15/2012	515,000	548,018
Berkshire Hathaway, Inc. 2.13%, 2/11/2013	310,000	314,239
CNA Financial Corp. 6.00%, 8/15/2011	105,000	108,262
Hartford Financial Services Group, Inc. 5.25%, 10/15/2011	277,000	286,152
Lincoln National Corp. 6.20%, 12/15/2011	115,000	121,259
MetLife, Inc. 6.13%, 12/1/2011	410,000	433,955
Nationwide Financial Services 5.90%, 7/1/2012	255,000	270,410
Principal Life Income Funding Trusts 5.30%, 12/14/2012	520,000	558,629
Prudential Financial, Inc.:
2.75%, 1/14/2013	55,000	55,352
3.63%, 9/17/2012	940,000	968,259
5.15%, 1/15/2013	155,000	164,304
The Allstate Corp. 6.13%, 2/15/2012	50,000	53,588
Travelers Property Casualty Corp. 5.00%, 3/15/2013	255,000	274,427
XL Capital Finance Europe PLC 6.50%, 1/15/2012	242,000	251,404

		5,891,851

IT SERVICES — 0.4%
Computer Sciences Corp. Series W 5.50%, 3/15/2013	310,000	332,587
Fiserv, Inc. 6.13%, 11/20/2012	275,000	299,125

		631,712

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc. 5.63%, 3/15/2013	250,000	269,705

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Life Technologies Corp. 3.38%, 3/1/2013	400,000	406,497

MACHINERY — 1.2%
John Deere Capital Corp.:
1.88%, 6/17/2013	500,000	505,583
4.95%, 12/17/2012	925,000	1,000,114
7.00%, 3/15/2012	435,000	477,277

		1,982,974

MEDIA — 3.3%
CBS Corp. 5.63%, 8/15/2012	110,000	116,050
Comcast Cable Communications Holdings, Inc.:
7.13%, 6/15/2013	500,000	565,664
8.38%, 3/15/2013	236,000	273,129
Cox Communications, Inc. 7.13%, 10/1/2012	402,000	445,933
Historic TW, Inc. 9.13%, 1/15/2013	273,000	318,042
Reed Elsevier Capital, Inc. 6.75%, 8/1/2011	500,000	527,465
The McGraw-Hill Companies, Inc. 5.38%, 11/15/2012	110,000	118,102
The Walt Disney Co.:
4.70%, 12/1/2012	310,000	335,587
6.38%, 3/1/2012	320,000	347,389
Time Warner Cable, Inc. 5.40%, 7/2/2012	835,000	892,625
Time Warner, Inc.:
5.50%, 11/15/2011	420,000	441,706
6.20%, 3/15/2040	150,000	158,165

See accompanying notes to financial statements.

145

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

6.88%, 5/1/2012	$685,000	$746,444

		5,286,301

METALS & MINING — 1.5%
Alcoa, Inc. 5.38%, 1/15/2013	400,000	412,000
ArcelorMittal 5.38%, 6/1/2013	500,000	527,355
BHP Billiton Finance USA, Ltd. 5.13%, 3/29/2012	655,000	696,970
Nucor Corp. 5.00%, 12/1/2012	105,000	113,707
Rio Tinto Alcan, Inc.:
4.50%, 5/15/2013	200,000	210,855
4.88%, 9/15/2012	105,000	111,191
Vale Inco, Ltd. 7.75%, 5/15/2012	105,000	114,768
Xstrata Canada Corp. 7.25%, 7/15/2012	205,000	222,728

		2,409,574

MULTI-UTILITIES — 0.2%
MidAmerican Energy Holdings Co. 5.88%, 10/1/2012	255,000	278,271

OFFICE ELECTRONICS — 0.7%
Xerox Corp.:
5.50%, 5/15/2012	275,000	292,473
5.65%, 5/15/2013	500,000	542,823
6.88%, 8/15/2011	255,000	269,272

		1,104,568

OIL, GAS & CONSUMABLE FUELS — 6.9%
Apache Corp. 6.25%, 4/15/2012	255,000	276,895
Atmos Energy Corp. 5.13%, 1/15/2013	255,000	269,828
Canadian Natural Resources, Ltd. 5.15%, 2/1/2013	435,000	468,434
Chevron Corp. 3.45%, 3/3/2012	515,000	534,792
Conoco Funding Co. 6.35%, 10/15/2011	800,000	853,342
ConocoPhillips 4.75%, 10/15/2012	560,000	601,143
Consolidated Natural Gas Co. Series C 6.25%, 11/1/2011	360,000	382,367
Devon Financing Corp. ULC 6.88%, 9/30/2011	735,000	785,292
EnCana Corp. 6.30%, 11/1/2011	255,000	269,998
Enterprise Products Operating LLC:
5.65%, 4/1/2013	300,000	322,976
7.63%, 2/15/2012	440,000	479,127
Husky Energy, Inc. 6.25%, 6/15/2012	205,000	221,571
Kinder Morgan Energy Partners LP 5.85%, 9/15/2012	275,000	295,725
Marathon Global Funding Corp. 6.00%, 7/1/2012	275,000	295,489
Marathon Oil Canada Corp. 8.38%, 5/1/2012	1,000,000	1,110,829
Plains All American Pipeline LP / PAA Finance Corp. 4.25%, 9/1/2012	275,000	284,945
Shell International Finance BV:
1.30%, 9/22/2011	1,200,000	1,206,959
1.88%, 3/25/2013	515,000	517,419
Spectra Energy Capital LLC 6.25%, 2/15/2013	244,000	263,600
Transcontinental Gas Pipe Line Co. LLC 8.88%, 7/15/2012	250,000	280,298
Transocean, Inc. 5.25%, 3/15/2013	250,000	235,000
Valero Energy Corp. 6.88%, 4/15/2012	310,000	333,437
Weatherford International, Inc. 5.95%, 6/15/2012	425,000	446,375
XTO Energy, Inc.:
5.90%, 8/1/2012	165,000	180,109
6.25%, 4/15/2013	205,000	230,666

		11,146,616

PERSONAL PRODUCTS — 0.6%
Johnson & Johnson 5.15%, 8/15/2012	105,000	114,422
Procter & Gamble International Funding SCA 1.35%, 8/26/2011	275,000	276,823
The Procter & Gamble Co. 1.38%, 8/1/2012	595,000	599,920

		991,165

PHARMACEUTICALS — 3.2%
Abbott Laboratories 5.15%, 11/30/2012	275,000	300,952
AstraZeneca PLC 5.40%, 9/15/2012	830,000	905,199
Eli Lilly & Co. 3.55%, 3/6/2012	430,000	448,790
GlaxoSmithKline Capital, Inc. 4.85%, 5/15/2013	550,000	600,493
McKesson Corp. 7.75%, 2/1/2012	155,000	169,015
Merck & Co, Inc. 5.13%, 11/15/2011	360,000	382,364
Novartis Capital Corp. 1.90%, 4/24/2013	725,000	735,197
Pfizer, Inc.:
4.45%, 3/15/2012	600,000	635,721
5.35%, 3/15/2015	500,000	566,544
Teva Pharmaceutical Finance III LLC 1.50%, 6/15/2012	100,000	100,379
Wyeth 5.50%, 3/15/2013	255,000	281,309

		5,125,963

See accompanying notes to financial statements.

146

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

	Principal
Security Description	Amount	Value

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Boston Properties LP 6.25%, 1/15/2013	$330,000	$358,234
ERP Operating LP 5.20%, 4/1/2013	250,000	265,504
HCP, Inc. 6.45%, 6/25/2012	130,000	136,082
Nationwide Health Properties, Inc. 6.50%, 7/15/2011	255,000	265,634
Simon Property Group LP 5.30%, 5/30/2013	250,000	270,002

		1,295,456

ROAD & RAIL — 0.5%
Burlington Northern Santa Fe 6.75%, 7/15/2011	420,000	444,377
Union Pacific Corp. 5.45%, 1/31/2013	410,000	447,150

		891,527

SOFTWARE — 0.3%
Oracle Corp. 4.95%, 4/15/2013	500,000	546,386

SPECIALTY RETAIL — 0.1%
Lowe’s Cos., Inc. 5.60%, 9/15/2012	105,000	114,728

TOBACCO — 0.9%
Philip Morris International, Inc.:
4.88%, 5/16/2013	400,000	432,922
5.65%, 5/16/2018	500,000	548,740
Reynolds American, Inc. 7.25%, 6/1/2012	255,000	275,413
UST LLC 6.63%, 7/15/2012	155,000	166,275

		1,423,350

WIRELESS TELECOMMUNICATION SERVICES — 4.8%
AT&T Corp. 7.30%, 11/15/2011	275,000	297,272
AT&T, Inc.:
4.95%, 1/15/2013	1,675,000	1,818,943
5.88%, 2/1/2012	385,000	413,311
BellSouth Corp. 4.75%, 11/15/2012	515,000	551,073
Cellco Partnership / Verizon Wireless Capital LLC 5.25%, 2/1/2012	360,000	382,661
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012	1,470,000	1,644,757
Rogers Communications, Inc. 7.88%, 5/1/2012	310,000	344,559
Telecom Italia Capital SA 6.20%, 7/18/2011	255,000	263,323
Verizon Communications, Inc.:
5.25%, 4/15/2013	179,000	195,525
6.25%, 4/1/2037	250,000	268,291
Verizon Global Funding Corp.:
4.38%, 6/1/2013	500,000	534,384
7.38%, 9/1/2012	330,000	369,865
Verizon New York, Inc. Series A 6.88%, 4/1/2012	595,000	641,156

		7,725,120

TOTAL CORPORATE BONDS & NOTES —
(Cost $160,305,056)		160,216,548

	Shares
SHORT TERM INVESTMENT — 3.8%
MONEY MARKET FUND — 3.8%
State Street Institutional Liquid Reserves Fund (d)(e) (Cost $6,232,291)	6,232,291	6,232,291

TOTAL INVESTMENTS — 102.8% (f)
(Cost $166,537,347)		166,448,839
OTHER ASSETS AND LIABILITIES — (2.8)%		(4,550,724)

NET ASSETS — 100.0%		$161,898,115

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security. Rate shown is rate in effect at June 30, 2010. Maturity date disclosed is the ultimate maturity.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

147

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010

			SPDR Barclays		SPDR Barclays
	SPDR Barclays		Capital	SPDR Barclays	Capital	SPDR Barclays	SPDR Barclays
	Capital 1-3	SPDR Barclays	Intermediate	Capital Long	Intermediate	Capital Long	Capital
	Month	Capital	Term	Term	Term Credit	Term Credit	Convertible
	T-Bill ETF	TIPS ETF	Treasury ETF	Treasury ETF	Bond ETF	Bond ETF	Securities ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$1,054,293,974	$376,741,273	$240,559,943	$23,365,881	$110,293,651	$31,544,778	$258,199,638
Investments in securities of affiliated issuers, at value (Note 3)	118,394	37,451,933	26,956,244	2,205,522	18,561,215	4,264,450	36,628,016

Total Investments	1,054,412,368	414,193,206	267,516,187	25,571,403	128,854,866	35,809,228	294,827,654
Cash	—	—	1,839	—	—	—	34,875
Receivable for investments sold	566,206,281	—	6,193,885	401,691	—	—	4,771,888
Dividends receivable	—	—	—	—	—	—	192,808
Interest receivable unaffiliated issuers	—	2,984,519	1,503,982	286,142	1,366,320	487,326	917,201
Interest receivable affiliated issuers	11,708	1,695	1,765	194	1,785	349	4,807

TOTAL ASSETS	1,620,630,357	417,179,420	275,217,658	26,259,430	130,222,971	36,296,903	300,749,233

LIABILITIES
Payable upon return of securities loaned	—	37,370,682	26,431,174	2,203,900	16,362,468	3,383,865	33,590,990
Payable for investments purchased	565,980,171	—	6,056,125	392,319	99,711	—	3,838,585
Payable for fund shares repurchased in-kind	—	—	—	—	—	—	3,597,713
Accrued advisory fee (Note 3)	116,029	57,917	26,547	2,529	13,661	3,757	90,794
Accrued trustees’ fees and expenses (Note 3)	2,347	1,981	1,250	118	591	218	2,318

TOTAL LIABILITIES	566,098,547	37,430,580	32,515,096	2,598,866	16,476,431	3,387,840	41,120,400

NET ASSETS	$1,054,531,810	$379,748,840	$242,702,562	$23,660,564	$113,746,540	$32,909,063	$259,628,833

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,054,571,116	$361,696,750	$235,347,788	$22,265,247	$109,644,539	$30,656,058	$253,153,031
Undistributed (distribution in excess of) net investment income	—	987,879	156,255	50,892	143,726	120,876	(277,610)
Accumulated net realized gain (loss) on investments	(3,191)	(1,217,602)	24,305	(174,250)	462,945	165,143	1,501,031
Net unrealized appreciation (depreciation) on:
Investments	(36,115)	18,281,813	7,174,214	1,518,675	3,495,330	1,966,986	5,252,381

NET ASSETS	$1,054,531,810	$379,748,840	$242,702,562	$23,660,564	$113,746,540	$32,909,063	$259,628,833

NET ASSET VALUE PER SHARE
Net asset value per share	$45.85	$52.74	$59.19	$59.15	$32.50	$36.57	$36.06

Shares outstanding (unlimited amount authorized, $0.01 par value)	23,000,461	7,200,225	4,100,168	400,000	3,500,072	900,000	7,200,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,054,330,089	$358,459,460	$233,385,729	$21,847,206	$106,798,321	$29,577,792	$252,947,257
Affiliated issuers	118,394	37,451,933	26,956,244	2,205,522	18,561,215	4,264,450	36,628,016

Total cost of investments	$1,054,448,483	$395,911,393	$260,341,973	$24,052,728	$125,359,536	$33,842,242	$289,575,273

* Includes investments in securities on loan, at value	$—	$36,628,542	$25,978,926	$2,182,823	$16,040,757	$3,329,303	$33,041,870

See accompanying notes to financial statements.

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149

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2010

				SPDR Nuveen	SPDR Nuveen	SPDR Nuveen
	SPDR Barclays		SPDR Nuveen	Barclays	Barclays	Barclays
	Capital	SPDR Barclays	Barclays	Capital	Capital New	Capital Short	SPDR Nuveen
	Mortgage	Capital	Capital	California	York	Term	S&P VRDO
	Backed	Aggregate	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$27,284,031	$224,742,100	$947,862,226	$64,338,151	$24,481,125	$1,234,693,012	$14,987,000
Investments in securities of affiliated issuers, at value (Note 3)	26,464,512	81,610,195	1,323,334	69,456	177,072	10,409,726	116,417

Total Investments	53,748,543	306,352,295	949,185,560	64,407,607	24,658,197	1,245,102,738	15,103,417
Receivable for investments sold	—	1,673,156	13,417,958	25,599	—	4,413,611	—
Receivable for fund shares sold	—	—	4,577,875	—	—	14,436,358	—
Interest receivable unaffiliated issuers	54,612	1,531,643	11,175,080	911,052	272,236	14,004,082	12,639
Interest receivable affiliated issuers	4,023	11,989	635	58	14	1,661	19
Receivable for when issued/ delayed securities	274,493	1,097,972	—	—	—	—	—
Due from Broker	654,430	30,735	—	—	—	—	—
Due from Adviser	—	10,437	81,155	—	—	—	—

TOTAL ASSETS	54,736,101	310,708,227	978,438,263	65,344,316	24,930,447	1,277,958,450	15,116,075

LIABILITIES
Payable upon return of securities loaned	—	10,761,980	—	—	—	—	—
Payable for when issued/delayed securities	27,337,832	75,518,218	—	—	—	—	—
Payable for investments purchased	—	3,256,562	25,945,911	—	—	25,373,408	100,001
Deferred income for dollar rolls	31,394	109,975	—	—	—	—	—
Accrued advisory fee (Note 3)	4,370	33,169	227,557	10,706	4,085	199,668	2,467
Accrued trustees’ fees and expenses (Note 3)	102	923	4,772	350	121	7,246	138

TOTAL LIABILITIES	27,373,698	89,680,827	26,178,240	11,056	4,206	25,580,322	102,606

NET ASSETS	$27,362,403	$221,027,400	$952,260,023	$65,333,260	$24,926,241	$1,252,378,128	$15,013,469

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$26,759,531	$210,398,477	$915,815,367	$63,417,254	$24,210,353	$1,232,624,522	$15,004,302
Undistributed (distribution in excess of) net investment income	18,646	177,990	1,546,563	166,114	60,649	730,806	9,167
Accumulated net realized gain (loss) on investments	239,096	1,700,922	1,521,334	(123,198)	(185,409)	661,390	—
Net unrealized appreciation (depreciation) on:
Investments	345,130	8,750,011	33,376,759	1,873,090	840,648	18,361,410	—

NET ASSETS	$27,362,403	$221,027,400	$952,260,023	$65,333,260	$24,926,241	$1,252,378,128	$15,013,469

NET ASSET VALUE PER SHARE
Net asset value per share	$27.36	$56.67	$22.94	$22.53	$22.66	$24.08	$30.03

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	3,900,132	41,502,072	2,900,128	1,100,010	52,002,164	500,000

COST OF INVESTMENTS:
Unaffiliated issuers	$26,938,901	$215,992,089	$914,485,467	$62,465,061	$23,640,477	$1,216,331,602	$14,987,000
Affiliated issuers	26,464,512	81,610,195	1,323,334	69,456	177,072	10,409,726	116,417

Total cost of investments	$53,403,413	$297,602,284	$915,808,801	$62,534,517	$23,817,549	$1,226,741,328	$15,103,417

* Includes investments in securities on loan, at value	$—	$10,564,735	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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151

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2010

		SPDR DB	SPDR Barclays
	SPDR Nuveen	International	Capital Short	SPDR Barclays	SPDR Barclays		SPDR Barclays
	Barclays	Government	Term	Capital	Capital	SPDR Barclays	Capital Short
	Capital Build	Inflation-	International	International	International	Capital High	Term
	America	Protected	Treasury	Treasury	Corporate	Yield	Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$10,018,524	$840,858,931	$125,903,122	$981,651,037	$5,807,130	$4,193,791,883	$160,216,548
Investments in securities of affiliated issuers, at value (Note 3)	337,703	9,522,555	2,290,566	3,279,496	7,320	14,812,046	6,232,291

Total Investments	10,356,227	850,381,486	128,193,688	984,930,533	5,814,450	4,208,603,929	166,448,839
Cash	—	—	—	—	—	5,780,860	—
Foreign currency, at value	—	1,060,168	4,304,191	32,237,940	53,648	—	—
Receivable for investments sold	109,700	435,470	3,095,425	5,569,681	74,919	37,607,567	1,629,789
Receivable for fund shares sold in-kind	—	—	—	—	—	11,446,882	—
Unrealized appreciation on forward currency contracts	—	—	10,921	151,004	5,514	—	—
Interest receivable unaffiliated issuers	133,741	8,492,350	1,619,917	15,526,783	127,644	91,775,787	2,102,426
Interest receivable affiliated issuers	9	984	477	468	1	5,202	347

TOTAL ASSETS	10,599,677	860,370,458	137,224,619	1,038,416,409	6,076,176	4,355,220,227	170,181,401

LIABILITIES
Payable upon return of securities loaned	—	9,505,986	—	—	—	—	—
Payable for investments purchased	450,000	—	2,243,601	—	79,060	44,977,820	8,265,207
Unrealized depreciation on forward currency contracts	—	—	12,084	71,339	1,232	—	—
Payable for fund shares repurchased in-kind	—	—	—	—	—	7,600,000	—
Accrued advisory fee (Note 3)	2,898	356,391	39,480	416,894	2,689	1,363,275	17,174
Accrued trustees’ fees and expenses (Note 3)	26	7,089	1,337	4,846	17	27,459	905

TOTAL LIABILITIES	452,924	9,869,466	2,296,502	493,079	82,998	53,968,554	8,283,286

NET ASSETS	$10,146,753	$850,500,992	$134,928,117	$1,037,923,330	$5,993,178	$4,301,251,673	$161,898,115

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$10,000,000	$922,040,586	$147,593,873	$1,076,662,188	$6,008,400	$4,094,034,311	$161,807,920
Undistributed (distribution in excess of) net investment income	47,146	(12,386,027)	(4,333,426)	(36,815,158)	18,364	12,320,988	146,003
Accumulated net realized gain (loss) on investments, foreign currency transactions and swaps	9,796	(13,137,697)	(270,275)	(13,615,720)	(159)	67,371,630	32,700
Net unrealized appreciation (depreciation) on:
Investments	89,811	(45,348,724)	(7,949,826)	12,961,923	(39,609)	127,524,744	(88,508)
Foreign currency	—	(667,146)	(112,229)	(1,269,903)	6,182	—	—

NET ASSETS	$10,146,753	$850,500,992	$134,928,117	$1,037,923,330	$5,993,178	$4,301,251,673	$161,898,115

NET ASSET VALUE PER SHARE
Net asset value per share	$50.73	$52.18	$33.73	$53.78	$29.97	$37.99	$29.98

Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	16,300,483	4,000,000	19,300,019	200,000	113,223,812	5,400,000

COST OF INVESTMENTS:
Unaffiliated issuers	$9,928,713	$886,207,655	$133,852,948	$968,689,114	$5,846,739	$4,066,267,139	$160,305,056
Affiliated issuers	337,703	9,522,555	2,290,566	3,279,496	7,320	14,812,046	6,232,291

Total cost of investments	$10,266,416	$895,730,210	$136,143,514	$971,968,610	$5,854,059	$4,081,079,185	$166,537,347

Foreign currency, at cost	$—	$1,080,433	$4,305,853	$32,291,135	$51,541	$—	$—

* Includes investments in securities on loan, at value	$—	$8,746,855	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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153

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2010

			SPDR Barclays		SPDR Barclays
	SPDR Barclays		Capital	SPDR Barclays	Capital	SPDR Barclays	SPDR Barclays
	Capital 1-3	SPDR Barclays	Intermediate	Capital Long	Intermediate	Capital Long	Capital
	Month	Capital	Term	Term	Term Credit	Term Credit	Convertible
	T-Bill ETF	TIPS ETF	Treasury ETF	Treasury ETF	Bond ETF	Bond ETF	Securities ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers (Note 2)	$962,572	$12,470,147	$4,322,224	$764,579	$2,696,822	$1,181,889	$4,863,237
Interest income on securities of affiliated issuers (Note 3)	565	1,309	908	109	2,222	417	3,537
Dividend income (Note 2)	—	—	—	—	—	—	3,685,448
Affiliated securities lending — net (Note 3 and Note 8)	215,007	79,885	56,941	4,289	4,431	761	16,154

TOTAL INVESTMENT INCOME	1,178,144	12,551,341	4,380,073	768,977	2,703,475	1,183,067	8,568,376

EXPENSES
Advisory fee (Note 3)	1,149,470	631,328	268,560	24,947	94,734	29,566	806,304
Trustees’ fees and expenses (Note 3)	25,371	10,253	5,946	552	1,815	573	5,947
Miscellaneous expenses	4	1	119	—	—	—	528

TOTAL EXPENSES	1,174,845	641,582	274,625	25,499	96,549	30,139	812,779

NET INVESTMENT INCOME (LOSS)	3,299	11,909,759	4,105,448	743,478	2,606,926	1,152,928	7,755,597

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	103,743	2,023,380	125,427	(16,204)	770,418	208,701	3,053,018
Net change in unrealized appreciation (depreciation) on:
Investments	(12,064)	16,343,442	7,262,005	1,547,031	2,960,354	1,354,396	3,935,725

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	91,679	18,366,822	7,387,432	1,530,827	3,730,772	1,563,097	6,988,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,978	$30,276,581	$11,492,880	$2,274,305	$6,337,698	$2,716,025	$14,744,340

See accompanying notes to financial statements.

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155

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2010

	SPDR Barclays			SPDR Nuveen	SPDR Nuveen	SPDR Nuveen
	Capital	SPDR Barclays	SPDR Nuveen	Barclays Capital	Barclays Capital	Barclays Capital	SPDR Nuveen
	Mortgage	Capital	Barclays Capital	California	New York	Short Term	S&P VRDO
	Backed	Aggregate	Municipal	Municipal	Municipal	Municipal	Municipal Bond
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	ETF(1)

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers (Note 2)	$294,364	$6,997,149	$31,565,328	$2,582,766	$831,532	$17,548,494	$51,104
Interest income on securities of affiliated issuers (Note 3)	21,155	144,750	5,231	382	260	8,956	103
Affiliated securities lending — net (Note 3 and Note 8)	—	45,755	—	—	—	—	—

TOTAL INVESTMENT INCOME	315,519	7,187,654	31,570,559	2,583,148	831,792	17,557,450	51,207

EXPENSES
Advisory fee (Note 3)	22,805	382,520	2,394,937	114,101	40,151	1,777,783	21,854
Trustees’ fees and expenses (Note 3)	315	6,231	23,834	1,706	599	26,191	304
Miscellaneous expenses	1,258	6,356	774	—	—	306	652

TOTAL EXPENSES	24,378	395,107	2,419,545	115,807	40,750	1,804,280	22,810

Expenses waived by Adviser (Note 3)	—	(116,251)	(822,920)	—	—	—	—

NET INVESTMENT INCOME (LOSS)	291,141	6,908,798	29,973,934	2,467,341	791,042	15,753,170	28,397

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	332,826	3,221,816	2,482,903	140,122	26,824	734,268	—
Net change in unrealized appreciation (depreciation) on:
Investments	345,423	8,376,354	28,631,186	2,470,971	942,771	11,360,004	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	678,249	11,598,170	31,114,089	2,611,093	969,595	12,094,272	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$969,390	$18,506,968	$61,088,023	$5,078,434	$1,760,637	$27,847,442	$28,397

(1)	For the period September 23, 2009 (commencement of operations) to June 30, 2010.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2010

		SPDR DB	SPDR Barclays
		International	Capital Short	SPDR Barclays	SPDR Barclays
	SPDR Nuveen	Government	Term	Capital	Capital		SPDR Barclays
	Barclays Capital	Inflation-	International	International	International	SPDR Barclays	Capital Short
	Build America	Protected	Treasury	Treasury	Corporate Bond	Capital High	Term Corporate
	Bond ETF(1)	Bond ETF	Bond ETF	Bond ETF	ETF(2)	Yield Bond ETF	Bond ETF(3)

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers (Note 2)	$72,402	$42,237,215	$1,683,145	$39,721,274	$18,613	$376,504,909	$970,094
Interest income on securities of affiliated issuers (Note 3)	41	1,887	5,428	45,644	2	76,722	1,653
Affiliated securities lending — net (Note 3 and Note 8)	—	2,040	—	6,370	—	—	—
Foreign taxes withheld	—	(3,256)	—	(41,708)	—	—	—

TOTAL INVESTMENT INCOME	72,443	42,237,886	1,688,573	39,731,580	18,615	376,581,631	971,747

EXPENSES
Advisory fee (Note 3)	4,738	4,135,929	357,315	6,364,577	3,770	13,252,956	58,630
Trustees’ fees and expenses (Note 3)	26	24,889	3,014	38,834	17	98,304	1,128
Miscellaneous expenses	—	637	—	5,203	—	758	69

TOTAL EXPENSES	4,764	4,161,455	360,329	6,408,614	3,787	13,352,018	59,827

NET INVESTMENT INCOME (LOSS)	67,679	38,076,431	1,328,244	33,322,966	14,828	363,229,613	911,920

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	9,796	(25,009,435)	(4,900,751)	(35,135,981)	1,903	160,409,633	94,920
Foreign currency transactions	—	(871,000)	(522,416)	(906,058)	1,957	—	—
Forward foreign currency contracts	—	—	2,239	9,653	(483)	—	—
Swap contracts	—	—	—	—	—	2,379,860	—
Net change in unrealized appreciation (depreciation) on:
Investments	89,811	(38,624,493)	(8,387,683)	(3,835,797)	(39,609)	41,995,551	(88,508)
Foreign currency transactions	—	(781,248)	(121,349)	(2,052,434)	1,900	—	—
Forward foreign currency contracts	—	—	16,051	453,050	4,282	—	—
Swap contracts	—	—	—	—	—	1,414,694	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND SWAPS	99,607	(65,286,176)	(13,913,909)	(41,467,567)	(30,050)	206,199,738	6,412

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$167,286	$(27,209,745)	$(12,585,665)	$(8,144,601)	$(15,222)	$569,429,351	$918,332

(1)	For the period May 12, 2010 (commencement of operations) to June 30, 2010.
(2)	For the period May 19, 2010 (commencement of operations) to June 30, 2010.
(3)	For the period December 16, 2009 (commencement of operations) to June 30, 2010.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Barclays Capital 1-3 Month		SPDR Barclays		SPDR Barclays Capital Intermediate		SPDR Barclays Capital Long Term		SPDR Barclays Capital Intermediate
	T-Bill ETF		Capital TIPS ETF		Term Treasury ETF		Treasury ETF		Term Credit Bond ETF
										For the
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	2/10/09*-
	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,299	$3,704,521	$11,909,759	$1,791,846	$4,105,448	$2,259,169	$743,478	$682,711	$2,606,926	$403,870
Net realized gain (loss) on investments	103,743	450,914	2,023,380	(683,807)	125,427	921,361	(16,204)	1,692,300	770,418	8,042
Net change in unrealized appreciation (depreciation) on investments	(12,064)	(32,092)	16,343,442	838,272	7,262,005	379,999	1,547,031	(128,581)	2,960,354	534,976

Net increase (decrease) in net assets resulting from operations	94,978	4,123,343	30,276,581	1,946,311	11,492,880	3,560,529	2,274,305	2,246,430	6,337,698	946,888

Net equalization credits and charges	(63,624)	313,729	45,199	231,125	87,556	90,656	25,494	2,382	174,657	33,950

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,299)	(4,339,871)	(10,410,346)	(3,864,782)	(4,039,490)	(2,206,659)	(748,307)	(675,285)	(2,546,039)	(321,031)
Net realized gains	(95,292)	(179,112)	—	—	(278,156)	—	—	—	(76,151)	—
Return of capital	(124,216)	—	—	—	—	—	—	—	—	—

Total distributions to shareholders	(222,807)	(4,518,983)	(10,410,346)	(3,864,782)	(4,317,646)	(2,206,659)	(748,307)	(675,285)	(2,622,190)	(321,031)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares sold	568,557,583	1,298,056,926	102,602,847	226,042,428	109,682,074	109,202,917	27,451,043	33,644,679	85,873,903	26,723,365
Net proceeds from reinvestment of shares issued	138	11,645	8,906	2,219	—	734	—	—	2,274	—
Cost of shares redeemed	(499,840,672)	(596,165,450)	(31,230,545)	(29,228,632)	(17,224,860)	(11,748,735)	(21,815,183)	(29,395,291)	(3,199,131)	—
Net income equalization (Note 2)	63,624	(313,729)	(45,199)	(231,125)	(87,556)	(90,656)	(25,494)	(2,382)	(174,657)	(33,950)
Other capital (Note 4)	—	—	—	1,500	—	—	—	—	4,764	—

Net increase (decrease) in net assets from beneficial interest transactions	68,780,673	701,589,392	71,336,009	196,586,390	92,369,658	97,364,260	5,610,366	4,247,006	82,507,153	26,689,415

Net increase (decrease) in net assets during the year	68,589,220	701,507,481	91,247,443	194,899,044	99,632,448	98,808,786	7,161,858	5,820,533	86,397,318	27,349,222
Net assets at beginning of year	985,942,590	284,435,109	288,501,397	93,602,353	143,070,114	44,261,328	16,498,706	10,678,173	27,349,222	—

NET ASSETS END OF YEAR (1)	$1,054,531,810	$985,942,590	$379,748,840	$288,501,397	$242,702,562	$143,070,114	$23,660,564	$16,498,706	$113,746,540	$27,349,222

SHARES OF BENEFICIAL INTEREST:
Shares sold	12,400,000	28,300,000	2,000,000	4,600,000	1,900,000	1,900,000	500,000	600,000	2,700,000	900,000
Shares issued to shareholders from reinvestment of distributions	3	254	177	45	—	13	—	—	72	—
Shares redeemed	(10,900,000)	(13,000,000)	(600,000)	(600,000)	(300,000)	(200,000)	(400,000)	(500,000)	(100,000)	—

Net increase (decrease)	1,500,003	15,300,254	1,400,177	4,000,045	1,600,000	1,700,013	100,000	100,000	2,600,072	900,000

(1) Including undistributed (distribution in excess of) net investment income	$—	$—	$987,879	$(512,430)	$156,255	$90,297	$50,892	$55,721	$143,726	$82,839

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Capital Long Term		SPDR Barclays Capital Convertible		SPDR Barclays Capital Mortgage		SPDR Barclays Capital Aggregate		SPDR Nuveen Barclays Capital
	Credit Bond ETF		Securities ETF		Backed Bond ETF		Bond ETF		Municipal Bond ETF
		For the Period		For the Period		For the Period
	Year Ended	3/10/09*-	Year Ended	4/14/09*-	Year Ended	1/15/09*-	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,152,928	$130,404	$7,755,597	$342,721	$291,141	$50,976	$6,908,798	$6,337,345	$29,973,934	$15,373,058
Net realized gain (loss) on investments	208,701	12,214	3,053,018	147,326	332,826	28,799	3,221,816	2,754,144	2,482,903	(1,100,131)
Net change in unrealized appreciation (depreciation) on investments	1,354,396	612,590	3,935,725	1,316,656	345,423	(293)	8,376,354	1,786,741	28,631,186	8,026,582

Net increase (decrease) in net assets resulting from operations	2,716,025	755,208	14,744,340	1,806,703	969,390	79,482	18,506,968	10,878,230	61,088,023	22,299,509

Net equalization credits and charges	32,230	—	251,785	53,993	29,906	—	53,101	98,508	538,830	562,214

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,068,588)	(93,868)	(8,957,176)	(238,677)	(287,151)	(36,320)	(6,943,248)	(6,254,005)	(29,426,559)	(14,785,405)
Net realized gains	(55,772)	—	(681,002)	—	(122,529)	—	(3,548,974)	(197,445)	—	—

Total distributions to shareholders	(1,124,360)	(93,868)	(9,638,178)	(238,677)	(409,680)	(36,320)	(10,492,222)	(6,451,450)	(29,426,559)	(14,785,405)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares sold	24,656,058	6,000,000	253,944,147	42,690,265	21,507,416	5,209,100	27,877,493	80,138,674	336,556,819	328,557,065
Net proceeds from reinvestment of shares issued	—	—	—	—	—	—	4,890	2,294	30,160	6,771
Cost of shares redeemed	—	—	(43,844,160)	—	—	—	(10,959,439)	(5,372,862)	—	(8,670,066)
Net income equalization (Note 2)	(32,230)	—	(251,785)	(53,993)	(29,906)	—	(53,101)	(98,508)	(538,830)	(562,214)
Other capital (Note 4)	—	—	115,367	49,026	43,015	—	—	14,935	152,313	46,930

Net increase (decrease) in net assets from beneficial interest transactions	24,623,828	6,000,000	209,963,569	42,685,298	21,520,525	5,209,100	16,869,843	74,684,533	336,200,462	319,378,486

Net increase (decrease) in net assets during the year	26,247,723	6,661,340	215,321,516	44,307,317	22,110,141	5,252,262	24,937,690	79,209,821	368,400,756	327,454,804
Net assets at beginning of year	6,661,340	—	44,307,317	—	5,252,262	—	196,089,710	116,879,889	583,859,267	256,404,463

NET ASSETS END OF YEAR (1)	$32,909,063	$6,661,340	$259,628,833	$44,307,317	$27,362,403	$5,252,262	$221,027,400	$196,089,710	$952,260,023	$583,859,267

SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	200,000	7,000,000	1,400,000	800,000	200,000	500,000	1,500,000	14,900,000	15,200,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—	88	43	1,341	308
Shares redeemed	—	—	(1,200,000)	—	—	—	(200,000)	(100,000)	—	(400,000)

Net increase (decrease)	700,000	200,000	5,800,000	1,400,000	800,000	200,000	300,088	1,400,043	14,901,341	14,800,308

(1) Including undistributed (distribution in excess of) net investment income	$120,876	$36,536	$(277,610)	$181,198	$18,646	$14,656	$177,990	$212,440	$1,546,563	$1,075,266

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

								SPDR Nuveen
							SPDR Nuveen	Barclays
							S&P VRDO	Capital Build
	SPDR Nuveen Barclays Capital		SPDR Nuveen Barclays Capital New		SPDR Nuveen Barclays Capital Short		Municipal	America Bond	SPDR DB International Government
	California Municipal Bond ETF		York Municipal Bond ETF		Term Municipal Bond ETF		Bond ETF	ETF	Inflation-Protected Bond ETF
							For the Period	For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	9/23/09*-	5/12/10*-	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/10	6/30/10	6/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,467,341	$1,205,952	$791,042	$524,623	$15,753,170	$6,437,771	$28,397	$67,679	$38,076,431	$10,018,005
Net realized gain (loss) on investments and foreign currency transactions	140,122	(268,851)	26,824	(202,776)	734,268	(117,102)	—	9,796	(25,880,435)	(34,252,055)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,470,971	(375,343)	942,771	123,117	11,360,004	7,956,750	—	89,811	(39,405,741)	(7,396,973)

Net increase (decrease) in net assets resulting from operations	5,078,434	561,758	1,760,637	444,964	27,847,442	14,277,419	28,397	167,286	(27,209,745)	(31,631,023)

Net equalization credits and charges	28,712	21,992	13,065	5,016	544,536	348,221	552	—	5,353,531	122,652

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,400,827)	(1,135,504)	(773,962)	(524,366)	(15,418,078)	(6,169,703)	(19,230)	(20,533)	(14,678,113)	(183,415)
Return of capital	—	—	—	—	—	—	—	—	—	(8,197,947)

Total distributions to shareholders	(2,400,827)	(1,135,504)	(773,962)	(524,366)	(15,418,078)	(6,169,703)	(19,230)	(20,533)	(14,678,113)	(8,381,362)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares sold	22,265,540	23,551,126	8,889,680	2,137,971	737,754,747	379,490,167	15,001,302	10,000,000	676,154,211	312,491,936
Net proceeds from reinvestment of shares issued	2,612	237	—	152	42,234	9,212	—	—	—	22,236
Cost of shares redeemed	—	—	—	—	—	(9,107,605)	—	—	(180,818,380)	(84,788,483)
Net income equalization (Note 2)	(28,712)	(21,992)	(13,065)	(5,016)	(544,536)	(348,221)	(552)	—	(5,353,531)	(122,652)
Other capital (Note 4)	11,393	6,317	4,342	1,069	364,089	63,666	3,000	—	2,570,918	354,791

Net increase (decrease) in net assets from beneficial interest transactions	22,250,833	23,535,688	8,880,957	2,134,176	737,616,534	370,107,219	15,003,750	10,000,000	492,553,218	227,957,828

Net increase (decrease) in net assets during the year	24,957,152	22,983,934	9,880,697	2,059,790	750,590,434	378,563,156	15,013,469	10,146,753	456,018,891	188,068,095
Net assets at beginning of year	40,376,108	17,392,174	15,045,544	12,985,754	501,787,694	123,224,538	—	—	394,482,101	206,414,006

NET ASSETS END OF YEAR (1)	$65,333,260	$40,376,108	$24,926,241	$15,045,544	$1,252,378,128	$501,787,694	$15,013,469	$10,146,753	$850,500,992	$394,482,101

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	1,100,000	400,000	100,000	30,800,000	16,200,000	500,000	200,000	12,100,000	6,000,000
Shares issued to shareholders from reinvestment of distributions	117	11	—	7	1,771	393	—	—	—	481
Shares redeemed	—	—	—	—	—	(400,000)	—	—	(3,400,000)	(1,800,000)

Net increase (decrease)	1,000,117	1,100,011	400,000	100,007	30,801,771	15,800,393	500,000	200,000	8,700,000	4,200,481

(1) Including undistributed (distribution in excess of) net investment income	$166,114	$112,673	$60,649	$43,871	$730,806	$395,714	$9,167	$47,146	$(12,386,027)	$(13,981,500)

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

					SPDR Barclays
					Capital			SPDR Barclays
					International			Capital Short
	SPDR Barclays Capital Short Term		SPDR Barclays Capital International		Corporate Bond			Term Corporate
	International Treasury Bond ETF		Treasury Bond ETF		ETF	SPDR Barclays Capital High Yield Bond ETF		Bond ETF
		For the Period			For the Period			For the Period
	Year Ended	1/15/09*-	Year Ended	Year Ended	5/19/10*-	Year Ended	Year Ended	12/16/09*-
	6/30/10	6/30/09	6/30/10	6/30/09	6/30/10	6/30/10	6/30/09	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,328,244	$50,291	$33,322,966	$25,350,415	$14,828	$363,229,613	$120,433,956	$911,920
Net realized gain (loss) on investments, foreign currency transactions and swaps	(5,420,928)	103,697	(36,032,386)	(39,101,838)	3,377	162,789,493	(98,184,325)	94,920
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and swaps	(8,492,981)	430,926	(5,435,181)	14,512,853	(33,427)	43,410,245	96,648,814	(88,508)

Net increase (decrease) in net assets resulting from operations	(12,585,665)	584,914	(8,144,601)	761,430	(15,222)	569,429,351	118,898,445	918,332

Net equalization credits and charges	196,533	(15,074)	(1,840,713)	(238,876)	—	12,051,924	9,921,224	128,626

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(895,839)	(9,738)	(11,120,253)	(18,485,525)	—	(361,521,034)	(111,409,271)	(765,917)
Net realized gains	(14,178)	—	—	—	—	—	—	—

Total distributions to shareholders	(910,017)	(9,738)	(11,120,253)	(18,485,525)	—	(361,521,034)	(111,409,271)	(765,917)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares sold	158,537,496	9,922,581	443,361,818	496,661,958	6,000,000	2,852,761,943	1,556,404,405	173,558,455
Net proceeds from reinvestment of shares issued	—	—	—	878	—	624,635	207,168	—
Cost of shares redeemed	(20,911,640)	—	(477,707,073)	(151,065,448)	—	(660,797,330)	(65,463,641)	(11,978,843)
Net income equalization (Note 2)	(196,533)	15,074	1,840,713	238,876	—	(12,051,924)	(9,921,224)	(128,626)
Other capital (Note 4)	283,623	16,563	2,302,672	367,860	8,400	44,960	82,500	166,088

Net increase (decrease) in net assets from beneficial interest transactions	137,712,946	9,954,218	(30,201,870)	346,204,124	6,008,400	2,180,582,284	1,481,309,208	161,617,074

Voluntary contribution from Adviser	—	—	—	—	—	—	7,643,517	—
Net increase (decrease) in net assets during the year	124,413,797	10,514,320	(51,307,437)	328,241,153	5,993,178	2,400,542,525	1,498,719,606	161,898,115
Net assets at beginning of year	10,514,320	—	1,089,230,767	760,989,614	—	1,900,709,148	394,346,025	—

NET ASSETS END OF YEAR (1)	$134,928,117	$10,514,320	$1,037,923,330	$1,089,230,767	$5,993,178	$4,301,251,673	$1,900,709,148	$161,898,115

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,300,000	300,000	7,800,000	9,300,000	200,000	75,200,000	48,500,000	5,800,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	17	—	17,314	6,498	—
Shares redeemed	(600,000)	—	(8,600,000)	(3,000,000)	—	(17,400,000)	(2,100,000)	(400,000)

Net increase (decrease)	3,700,000	300,000	(800,000)	6,300,017	200,000	57,817,314	46,406,498	5,400,000

(1) Including undistributed (distribution in excess of) net investment income	$(4,333,426)	$139,719	$(36,815,158)	$(30,914,725)	$18,364	$12,320,988	$11,173,994	$146,003

*	Commencement of operations

See accompanying notes to financial statements.

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167

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Barclays Capital 1-3 Month T-Bill ETF						SPDR Barclays Capital TIPS ETF					SPDR Barclays Capital Intermediate Term Treasury ETF
					For the Period					For the Period					For the Period
	Year Ended		Year Ended	Year Ended	5/25/07*-		Year Ended	Year Ended	Year Ended	5/25/07*-		Year Ended	Year Ended	Year Ended	5/23/07*-
	6/30/10		6/30/09	6/30/08	6/30/07		6/30/10	6/30/09	6/30/08	6/30/07		6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$45.86		$45.88	$45.96	$45.74		$49.74	$52.00	$47.88	$48.01		$57.22	$55.32	$52.56	$52.57

Income (loss) from investment operations:
Net investment income (loss)	0.00	(1) (2)	0.23 (2)	1.32	0.20		1.78 (2)	0.54 (2)	2.86	0.41		1.19 (2)	1.43 (2)	2.06	0.22
Net realized and unrealized gain (loss) (3)	0.00	(1)	0.11	0.03	0.02		2.78	(1.19)	4.24	(0.57)		2.02	1.92	2.81	(0.23)

Total from investment operations	0.00	(1)	0.34	1.35	0.22		4.56	(0.65)	7.10	(0.16)		3.21	3.35	4.87	(0.01)

Net equalization credits and charges (2)	0.00	(1)	0.02	0.09	—		0.01	0.07	(0.12)	0.03		0.03	0.06	0.17	—

Other Capital (2)	—		—	—	—		—	0.00 (1)	—	—		—	—	—	—

Distributions to shareholders from:
Net investment income	0.00	(1)	(0.37)	(1.52)	—		(1.57)	(1.68)	(2.86)	—		(1.19)	(1.51)	(2.24)	—
Net realized gains	0.00	(1)	(0.01)	—	—		—	—	—	—		(0.08)	—	(0.04)	—
Return of capital	(0.01)		—	—	—		—	—	—	—		—	—	—	—

Total distributions	(0.01)		(0.38)	(1.52)	—		(1.57)	(1.68)	(2.86)	—		(1.27)	(1.51)	(2.28)	—

Net asset value, end of period	$45.85		$45.86	$45.88	$45.96		$52.74	$49.74	$52.00	$47.88		$59.19	$57.22	$55.32	$52.56

Total return(4)	0.00	%(5)	0.79%	3.18%	0.48%		9.33%	(1.11)%	14.96%	(0.27)%		5.73%	6.20%	9.73%	(0.02)%
Net assets, end of period (in 000’s)	$1,054,532		$985,943	$284,435	$36,766		$379,749	$288,501	$93,602	$57,457		$242,703	$143,070	$44,261	$10,513
Ratio of expenses to average net assets	0.14%		0.14%	0.14%	0.14	%(6)	0.19%	0.19%	0.19%	0.19	%(6)	0.14%	0.14%	0.14%	0.14	%(6)
Ratio of net investment income (loss) to average net assets	0.00	%(5)	0.49%	2.72%	4.49	%(6)	3.48%	1.11%	6.49%	10.23	%(6)	2.06%	2.50%	3.51%	4.13	%(6)
Portfolio turnover rate (7)	623%		692%	583%	2%		18%	21%	16%	—	%(5)	39%	49%	36%	7%

*	Commencement of operations
(1)	Amount is less than $0.005 per share.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Amount is less than 0.005%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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169

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

						SPDR Barclays Capital
	SPDR Barclays Capital Long					Intermediate Term Credit			SPDR Barclays Capital Long			SPDR Barclays Capital			SPDR Barclays Capital
	Term Treasury ETF					Bond ETF			Term Credit Bond ETF			Convertible Securities ETF			Mortgage Backed Bond ETF
				For the			For the			For the			For the			For the
	Year	Year	Year	Period		Year	Period		Year	Period		Year	Period		Year	Period
	Ended	Ended	Ended	5/23/07*-		Ended	2/10/09*-		Ended	3/10/09*-		Ended	4/14/09*-		Ended	1/15/09*-
	6/30/10	6/30/09	6/30/08	6/30/07		6/30/10	6/30/09		6/30/10	6/30/09		6/30/10	6/30/09		6/30/10	6/30/09

Net asset value, beginning of period	$55.00	$53.39	$49.67	$50.12		$30.39	$30.00		$33.31	$30.00		$31.65	$30.00		$26.26	$26.05

Income (loss) from investment operations:
Net investment income (loss)	2.20 (1)	2.36 (1)	2.47	0.22		1.31 (1)	0.59	(1)	2.07 (1)	0.65	(1)	1.43 (1)	0.35	(1)	0.68 (1)	0.25	(1)
Net realized and unrealized gain (loss) (2)	4.06	1.64	3.72	(0.67)		2.13	0.20		3.30	3.13		4.78	1.42		1.29	0.14

Total from investment operations	6.26	4.00	6.19	(0.45)		3.44	0.79		5.37	3.78		6.21	1.77		1.97	0.39

Net equalization credits and charges (1)	0.08	0.01	(0.01)	—		0.09	0.05		0.06	—		0.05	0.05		0.07	—

Other Capital (1)	—	—	—	—		0.00 (6)	—		—	—		0.02	0.05		0.10	—

Distributions to shareholders from:
Net investment income	(2.19)	(2.40)	(2.45)	—		(1.38)	(0.45)		(2.09)	(0.47)		(1.76)	(0.22)		(0.73)	(0.18)
Net realized gains	—	—	(0.01)	—		(0.04)	—		(0.08)	—		(0.11)	—		(0.31)	—

Total distributions	(2.19)	(2.40)	(2.46)	—		(1.42)	(0.45)		(2.17)	(0.47)		(1.87)	(0.22)		(1.04)	(0.18)

Net asset value, end of period	$59.15	$55.00	$53.39	$49.67		$32.50	$30.39		$36.57	$33.31		$36.06	$31.65		$27.36	$26.26

Total return(3)	11.93%	7.51%	12.62%	(0.90)%		11.85%	2.86%		16.76%	12.70%		19.92%	6.24%		8.31%	1.51%
Net assets, end of period (in 000’s)	$23,661	$16,499	$10,678	$9,934		$113,747	$27,349		$32,909	$6,661		$259,629	$44,307		$27,362	$5,252
Ratio of expenses to average net assets	0.14%	0.14%	0.14%	0.14	%(4)	0.15%	0.15	%(4)	0.15%	0.15	%(4)	0.40%	0.40	%(4)	0.21%	0.20	%(4)
Ratio of net investment income (loss) to average net assets	4.01%	4.14%	4.58%	4.29	%(4)	4.13%	5.22	%(4)	5.85%	6.82	%(4)	3.85%	5.33	%(4)	2.55%	2.14	%(4)
Portfolio turnover rate (5)	54%	17%	11%	4%		42%	4%		42%	27%		26%	9%		897%	619%

*	Commencement of operations
(1)	Per share numbers have been calculated using the average shares method.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)	Amount is less than $0.005.

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171

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Barclays					SPDR Nuveen Barclays Capital Municipal				SPDR Nuveen Barclays Capital California				SPDR Nuveen Barclays Capital New York
	Capital Aggregate Bond ETF					Bond ETF				Municipal Bond ETF				Municipal Bond ETF
				For the				For the				For the				For the
	Year	Year	Year	Period		Year	Year	Period		Year	Year	Period		Year	Year	Period
	Ended	Ended	Ended	5/23/07*-		Ended	Ended	9/11/07*-		Ended	Ended	10/10/07*-		Ended	Ended	10/11/07*-
	6/30/10	6/30/09	6/30/08	6/30/07		6/30/10	6/30/09	6/30/08		6/30/10	6/30/09	6/30/08		6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$54.47	$53.13	$52.09	$52.36		$21.95	$21.73	$22.16		$21.25	$21.74	$22.18		$21.49	$21.64	$21.96

Income (loss) from investment operations:
Net investment income (loss)	1.85 (1)	2.13 (1)	2.44	0.24		0.85 (1)	0.86 (1)	0.64		0.96 (1)	0.92 (1)	0.62		0.88 (1)	0.87 (1)	0.63
Net realized and unrealized gain (loss) (2)	3.13	1.41	0.91	(0.51)		0.97	0.18	(0.53)		1.27	(0.52)	(0.52)		1.16	(0.16)	(0.39)

Total from investment operations	4.98	3.54	3.35	(0.27)		1.82	1.04	0.11		2.23	0.40	0.10		2.04	0.71	0.24

Net equalization credits and charges (1)	0.01	0.03	0.31	—		0.02	0.03	0.05		0.01	0.02	0.02		0.01	0.01	—

Other Capital (1)	—	0.01	—	—		—	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	—

Distributions to shareholders from:
Net investment income	(1.86)	(2.18)	(2.62)	—		(0.85)	(0.85)	(0.59)		(0.96)	(0.91)	(0.56)		(0.88)	(0.87)	(0.56)
Net realized gains	(0.93)	(0.06)	—	—		—	—	—		—	—	—		—	—	—

Total distributions	(2.79)	(2.24)	(2.62)	—		(0.85)	(0.85)	(0.59)		(0.96)	(0.91)	(0.56)		(0.88)	(0.87)	(0.56)

Net asset value, end of period	$56.67	$54.47	$53.13	$52.09		$22.94	$21.95	$21.73		$22.53	$21.25	$21.74		$22.66	$21.49	$21.64

Total return(4)	9.36%	6.90%	7.13%	(0.52)%		8.50%	5.07%	0.73%		10.67%	2.02%	0.54%		9.66%	3.49%	1.08%
Net assets, end of period (in 000’s)	$221,027	$196,090	$116,880	$10,419		$952,260	$583,859	$256,404		$65,333	$40,376	$17,392		$24,926	$15,046	$12,986
Ratio of expenses to average net assets	0.13%	0.13%	0.13%	0.13	%(5)	0.20%	0.20%	0.20	%(5)	0.20%	0.20%	0.20	%(5)	0.20%	0.20%	0.20	%(5)
Ratio of expenses to average net assets before waivers	0.19%	0.19%	0.19%	0.19	%(5)	0.30%	0.30%	0.30	%(5)	—%	—%	—%		—%	—%	—%
Ratio of net investment income (loss) to average net assets	3.33%	3.98%	4.13%	4.42	%(5)	3.75%	3.96%	3.79	%(5)	4.32%	4.33%	4.04	%(5)	3.92%	4.11%	4.02	%(5)
Portfolio turnover rate (6)	376%	475%	151%	17%		9%	3%	0%		12%	24%	17%		9%	33%	32%

*	Commencement of operations
(1)	Per share numbers have been calculated using the average shares method.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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173

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

							SPDR Nuveen
					SPDR Nuveen		Barclays
					S&P		Capital Build
	SPDR Nuveen Barclays Capital Short Term				VRDO Municipal		America		SPDR DB International Government				SPDR Barclays Capital Short Term
	Municipal Bond ETF				Bond ETF		Bond ETF		Inflation-Protected Bond ETF				International Treasury Bond ETF
			For the		For the		For the				For the			For the
	Year	Year	Period		Period		Period		Year	Year	Period		Year	Period
	Ended	Ended	10/10/07*-		9/23/09*-		5/12/10*-		Ended	Ended	3/13/08*-		Ended	1/15/09*-
	6/30/10	6/30/09	6/30/08		6/30/10		6/30/10		6/30/10	6/30/09	6/30/08		6/30/10	6/30/09

Net asset value, beginning of period	$23.67	$22.82	$22.53		$30.00		$50.00		$51.90	$60.71	$61.85		$35.05	$33.05

Income (loss) from investment operations:
Net investment income (loss)	0.42 (1)	0.55 (1)	0.45		0.06	(1)	0.34	(1)	2.52 (1)	2.08 (1)	0.73		0.46 (1)	0.21	(1)
Net realized and unrealized gain (loss) (2)	0.41	0.83	0.19		—		0.49		(1.96)	(9.07)	(1.35)		(1.41)	1.83

Total from investment operations	0.83	1.38	0.64		0.06		0.83		0.56	(6.99)	(0.62)		(0.95)	2.04

Net equalization credits and charges (1)	0.01	0.03	0.06		—	(3)	—		0.35	0.03	0.10		0.07	(0.06)

Other Capital (1)	0.01	0.01	0.01		0.01		—		0.17	0.07	0.05		0.10	0.07

Distributions to shareholders from:
Net investment income	(0.44)	(0.57)	(0.42)		(0.04)		(0.10)		(0.80)	(0.04)	(0.67)		(0.54)	(0.05)
Return of capital	—	—	—		—		—		—	(1.88)	—		0.00 (3)	—

Total distributions	(0.44)	(0.57)	(0.42)		(0.04)		(0.10)		(0.80)	(1.92)	(0.67)		(0.54)	(0.05)

Net asset value, end of period	$24.08	$23.67	$22.82		$30.03		$50.73		$52.18	$51.90	$60.71		$33.73	$35.05

Total return(4)	3.60%	6.29%	3.16%		0.23%		1.67%		2.03%	(11.34)%	(0.73)%		(2.32)%	6.22%
Net assets, end of period (in 000’s)	$1,252,378	$501,788	$123,225		$15,013		$10,147		$850,501	$394,482	$206,414		$134,928	$10,514
Ratio of expenses to average net assets	0.20%	0.20%	0.20	%(5)	0.21	%(5)	0.36	%(5)	0.50%	0.50%	0.50	%(5)	0.35%	0.36	%(5)
Ratio of net investment income (loss) to average net assets	1.77%	2.35%	2.66	%(5)	0.26	%(5)	5.10	%(5)	4.60%	4.20%	6.89	%(5)	1.30%	1.39	%(5)
Portfolio turnover rate (6)	14%	4%	2%		173%		16%		40%	50%	2%		95%	39%

*	Commencement of operations
(1)	Per share numbers have been calculated using the average shares method.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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175

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

					SPDR Barclays							SPDR Barclays
					Capital							Capital
					International							Short Term
	SPDR Barclays Capital International Treasury				Corporate							Corporate
	Bond ETF				Bond ETF		SPDR Barclays Capital High Yield Bond ETF					Bond ETF
			For the Period		For the Period					For the Period		For the Period
	Year Ended	Year Ended	10/2/07*-		5/19/10*-		Year Ended	Year Ended		11/28/07*-		12/16/09*-
	6/30/10	6/30/09	6/30/08		6/30/10		6/30/10	6/30/09		6/30/08		6/30/10

Net asset value, beginning of period	$54.19	$55.14	$51.55		$30.00		$34.30	$43.82		$47.29		$30.00

Income (loss) from investment operations:
Net investment income (loss)	1.48 (1)	1.51 (1)	0.97		0.07	(1)	4.16 (1)	4.75	(1)	2.19		0.31	(1)
Net realized and unrealized gain (loss) (2)	(1.48)	(1.32)	3.49		(0.14)		3.70	(10.11)		(4.04)		(0.17)

Total from investment operations	—	0.19	4.46		(0.07)		7.86	(5.36)		(1.85)		0.14

Net equalization credits and charges (1)	(0.08)	(0.01)	0.11		—		0.14	0.39		0.39		0.04

Other Capital (1)	0.10	0.02	0.03		0.04		—	—	(3)	0.01		0.06

Distributions to shareholders from:
Net investment income	(0.43)	(1.15)	(1.01)		—		(4.31)	(4.55)		(2.02)		(0.26)

Total distributions	(0.43)	(1.15)	(1.01)		—		(4.31)	(4.55)		(2.02)		(0.26)

Net asset value, end of period	$53.78	$54.19	$55.14		$29.97		$37.99	$34.30		$43.82		$29.98

Total return(4)	(0.01)%	0.50%	8.95%		(0.10)%		24.22%	(10.13	)%(5)	(3.10)%		0.79%
Net assets, end of period (in 000’s)	$1,037,923	$1,089,231	$760,990		$5,993		$4,301,252	$1,900,709		$394,346		$161,898
Ratio of expenses to average net assets	0.50%	0.50%	0.50	%(6)	0.55	%(6)	0.40%	0.40%		0.40	%(6)	0.13	%(6)
Ratio of net investment income (loss) to average net assets	2.62%	2.91%	3.03	%(6)	2.16	%(6)	10.96%	14.81%		9.43	%(6)	1.94	%(6)
Portfolio turnover rate (7)	80%	43%	54%		2%		53%	30%		19%		23%

*	Commencement of operations
(1)	Per share numbers have been calculated using the average shares method.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09 to the SPDR Barclays Capital High Yield Bond ETF, the total return would have been (10.44)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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June 30, 2010

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of June 30, 2010, the Trust offered forty-nine (49) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following twenty-one (21) Funds: SPDR Barclays Capital 1-3 Month T-Bill ETF, SPDR Barclays Capital TIPS ETF, SPDR Barclays Capital Intermediate Term Treasury ETF, SPDR Barclays Capital Long Term Treasury ETF, SPDR Barclays Capital Intermediate Term Credit Bond ETF, SPDR Barclays Capital Long Term Credit Bond ETF, SPDR Barclays Capital Convertible Securities ETF, SPDR Barclays Capital Mortgage Backed Bond ETF, SPDR Barclays Capital Aggregate Bond ETF, SPDR Nuveen Barclays Capital Municipal Bond ETF, SPDR Nuveen Barclays Capital California Municipal Bond ETF, SPDR Nuveen Barclays Capital New York Municipal Bond ETF, SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF, SPDR Nuveen S&P VRDO Municipal Bond ETF, SPDR Nuveen Barclays Capital Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Capital Short Term International Treasury Bond ETF, SPDR Barclays Capital International Treasury Bond ETF, SPDR Barclays Capital International Corporate Bond ETF, SPDR Barclays Capital High Yield Bond ETF and SPDR Barclays Capital Short Term Corporate Bond ETF. Each Fund operates as a non-diversified investment company. The other twenty-eight (28) Funds are included in a separate Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of fixed income securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of fixed income securities could decline generally or could underperform other investments. Generally, Funds will not sell a fixed income security because the security’s issuer is in financial trouble, unless that security is removed from the Funds’ respective benchmark index.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments are based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced

178

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective July 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, commercial mortgage obligations, debt issued by state of the U.S. and political subdivisions of states.

179

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

The following table summarizes the inputs used in valuing the Funds’ investments, as of June 30, 2010:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays Capital 1-3 Month T-Bill ETF	$118,394	$1,054,293,974	$—	$1,054,412,368
SPDR Barclays Capital TIPS ETF	37,451,933	376,741,273	—	414,193,206
SPDR Barclays Capital Intermediate Term Treasury ETF	26,956,244	240,559,943	—	267,516,187
SPDR Barclays Capital Long Term Treasury ETF	2,205,522	23,365,881	—	25,571,403
SPDR Barclays Capital Intermediate Term Credit Bond ETF	18,561,215	110,293,651	—	128,854,866
SPDR Barclays Capital Long Term Credit Bond ETF	4,264,450	31,544,778	—	35,809,228
SPDR Barclays Capital Convertible Securities ETF	90,678,416	204,149,238	—	294,827,654
SPDR Barclays Capital Mortgage Backed Bond ETF	26,464,512	27,284,031	—	53,748,543
SPDR Barclays Capital Aggregate Bond ETF	81,610,195	224,742,100	—	306,352,295
SPDR Nuveen Barclays Capital Municipal Bond ETF	1,323,334	947,862,226	—	949,185,560
SPDR Nuveen Barclays Capital California Municipal Bond ETF	69,456	64,338,151	—	64,407,607
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	177,072	24,481,125	—	24,658,197
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	10,409,726	1,234,693,012	—	1,245,102,738
SPDR Nuveen S&P VRDO Municipal Bond ETF	116,417	14,987,000	—	15,103,417
SPDR Nuveen Barclays Capital Build America Bond ETF	337,703	10,018,524	—	10,356,227
SPDR DB International Government Inflation-Protected Bond ETF	9,522,555	840,858,931	—	850,381,486
SPDR Barclays Capital Short Term International Treasury Bond ETF	2,290,566	125,903,122	—	128,193,688
SPDR Barclays Capital International Treasury Bond ETF	3,279,496	981,651,037	—	984,930,533
SPDR Barclays Capital International Corporate Bond ETF	7,320	5,807,130	—	5,814,450
SPDR Barclays Capital High Yield Bond ETF	14,812,046	4,193,791,883	—	4,208,603,929
SPDR Barclays Capital Short Term Corporate Bond ETF	6,232,291	160,216,548	—	166,448,839

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF	$—	$(1,163)	$—	$(1,163)
SPDR Barclays Capital International Treasury Bond ETF	—	141,506	—	141,506
SPDR Barclays Capital International Corporate Bond ETF	—	4,282	—	4,282

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency contracts, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

180

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at June 30, 2010:

		Asset Derivative
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF(a)	Forward Contract	$—	$10,921	$—	$—	$—	$—	$10,921
SPDR Barclays Capital International Treasury Bond ETF(a)	Forward Contract	—	151,004	—	—	—	—	151,004
SPDR Barclays Capital International Corporate Bond ETF(a)	Forward Contract	—	5,514	—	—	—	—	5,514

(a)	Unrealized appreciation (depreciation) on Forward Foreign Currency Contracts

		Liability Derivative
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF(a)	Forward Contract	$—	$12,084	$—	$—	$—	$—	$12,084
SPDR Barclays Capital International Treasury Bond ETF(a)	Forward Contract	—	71,339	—	—	—	—	71,339
SPDR Barclays Capital International Corporate Bond ETF(a)	Forward Contract	—	1,232	—	—	—	—	1,232

(a)	Unrealized appreciation (depreciation) on Forward Foreign Currency Contracts

		Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF(a)	Forward Contract	$—	$2,239	$—	$—	$—	$—	$2,239
SPDR Barclays Capital International Treasury Bond ETF(a)	Forward Contract	—	9,653	—	—	—	—	9,653
SPDR Barclays Capital International Corporate Bond ETF(a)	Forward Contract	—	(483)	—	—	—	—	(483)
SPDR Barclays Capital High Yield Bond ETF(b)	Swap Contract	—	—	2,379,860	—	—	—	2,379,860

(a)	Realized gain (loss) on Forward Foreign Currency Contracts
(b)	Realized gain (loss) on Swap Contracts

The volume of derivatives held at year end is indicative of the volume held throughout the year.

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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

		Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF(a)	Forward Contract	$—	$16,051	$—	$—	$—	$—	$16,051
SPDR Barclays Capital International Treasury Bond ETF(a)	Forward Contract	—	453,050	—	—	—	—	453,050
SPDR Barclays Capital International Corporate Bond ETF(a)	Forward Contract	—	4,282	—	—	—	—	4,282
SPDR Barclays Capital High Yield Bond ETF(b)	Swap Contract	—	—	1,414,694	—	—	—	1,414,694

(a)	Unrealized appreciation (depreciation) on Forward Foreign Currency Contracts
(b)	Unrealized appreciation (depreciation) on Swap Contracts

Investment Income

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

182

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Forward Foreign Currency Contracts

The SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Capital Short Term International Treasury Bond ETF, SPDR Barclays Capital International Corporate Bond ETF and the SPDR Barclays Capital International Treasury Bond ETF may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Mortgage Dollar Rolls

The SPDR Barclays Capital Aggregate Bond ETF and the SPDR Barclays Capital Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Funds’ use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. The Funds’ use of to-be announced (“TBA”) mortgage dollar rolls may cause the fund to experience higher transaction costs.

Inflation-Indexed Instruments

The SPDR Barclays Capital TIPS ETF and SPDR DB International Government Inflation-Protected Bond ETF may invest almost exclusively in inflation-indexed instruments which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to

183

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

shareholders monthly. Investors will receive their inflation-adjusted principal at maturity. Deflation may cause dividends to be suspended.

Swap Agreements

Each Fund may enter into swap agreements, including interest rate, index, total return and credit default swap agreements. The Funds will enter into swap agreements to gain market exposure. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. Entering into this agreements involves, to varying degrees, market risk, liquidity risk, interest rate risk, and counterparty risk.

In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If a Fund buys protection through a CDS contract and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. As the seller of a CDS contract, a Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap. Under the terms of a CDS contract, a Fund receives or makes payments quarterly based on a specific interest rate on a notional amount. Payments received or made as a result of a credit event termination of the contract are recognized, net of a proportional amount of upfront payment, as realized gains or losses.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2010 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations.

184

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

For the year ended June 30, 2010, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified
to Paid in Capital

SPDR Barclays Capital 1-3 Month T-Bill ETF	$11,185
SPDR Barclays Capital TIPS ETF	1,886,422
SPDR Barclays Capital Intermediate Term Treasury ETF	(85,553)
SPDR Barclays Capital Long Term Treasury ETF	158,046
SPDR Barclays Capital Intermediate Term Credit Bond ETF	207,562
SPDR Barclays Capital Long Term Credit Bond ETF	—
SPDR Barclays Capital Convertible Securities ETF	(490,140)
SPDR Barclays Capital Mortgage Backed Bond ETF	—
SPDR Barclays Capital Aggregate Bond ETF	349,649
SPDR Nuveen Barclays Capital Municipal Bond ETF	—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	(254,750)
SPDR Barclays Capital International Treasury Bond ETF	—
SPDR Barclays Capital International Corporate Bond ETF	—
SPDR Barclays Capital High Yield Bond ETF	(8,190,046)
SPDR Barclays Capital Short Term Corporate Bond ETF	51,424

At June 30, 2010, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

	2016	2017	2018

SPDR Barclays Capital 1-3 Month T-Bill ETF	$—	$—	$—
SPDR Barclays Capital TIPS ETF	(1,158)	(774,523)	(209,542)
SPDR Barclays Capital Intermediate Term Treasury ETF	—	—	—
SPDR Barclays Capital Long Term Treasury ETF	—	—	(17,485)
SPDR Barclays Capital Intermediate Term Credit Bond ETF	—	—	—
SPDR Barclays Capital Long Term Credit Bond ETF	—	—	—
SPDR Barclays Capital Convertible Securities ETF	—	—	—
SPDR Barclays Capital Mortgage Backed Bond ETF	—	—	—
SPDR Barclays Capital Aggregate Bond ETF	—	—	—
SPDR Nuveen Barclays Capital Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—	(63,199)	(77,735)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—	(99,863)	(86,278)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays Capital Build America Bond ETF	—	—	—

185

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

	2016	2017	2018

SPDR DB International Government Inflation-Protected Bond ETF	$—	$(3,663,114)	$(3,346,541)
SPDR Barclays Capital Short Term International Treasury Bond ETF	—	—	—
SPDR Barclays Capital International Treasury Bond ETF	—	—	(532,370)
SPDR Barclays Capital International Corporate Bond ETF	—	—	—
SPDR Barclays Capital High Yield Bond ETF	—	—	—
SPDR Barclays Capital Short Term Corporate Bond ETF	—	—	—

Under current tax laws, capital and foreign currency losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal Year. The Funds incurred the following losses during the period November 1, 2009 through June 30, 2010 that are deferred for tax purposes until fiscal 2011:

Deferred Losses

SPDR Barclays Capital 1-3 Month T-Bill ETF	$—
SPDR Barclays Capital TIPS ETF	—
SPDR Barclays Capital Intermediate Term Treasury ETF	—
SPDR Barclays Capital Long Term Treasury ETF	(148,327)
SPDR Barclays Capital Intermediate Term Credit Bond ETF	—
SPDR Barclays Capital Long Term Credit Bond ETF	—
SPDR Barclays Capital Convertible Securities ETF	—
SPDR Barclays Capital Mortgage Backed Bond ETF	—
SPDR Barclays Capital Aggregate Bond ETF	—
SPDR Nuveen Barclays Capital Municipal Bond ETF	—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	(1,552,514)
SPDR Barclays Capital Short Term International Treasury Bond ETF	(4,003,926)
SPDR Barclays Capital International Treasury Bond ETF	(28,513,587)
SPDR Barclays Capital International Corporate Bond ETF	(159)
SPDR Barclays Capital High Yield Bond ETF	—
SPDR Barclays Capital Short Term Corporate Bond ETF	—

For the year ended June 30, 2010, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended June 30, 2010, was as follows:

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays Capital 1-3 Month T-Bill ETF	$98,591	$—	$—	$124,216
SPDR Barclays Capital TIPS ETF	10,410,346	—	—	—
SPDR Barclays Capital Intermediate Term Treasury ETF	4,242,565	—	75,081	—
SPDR Barclays Capital Long Term Treasury ETF	748,307	—	—	—
SPDR Barclays Capital Intermediate Term Credit Bond ETF	2,622,190	—	—	—
SPDR Barclays Capital Long Term Credit Bond ETF	1,124,360	—	—	—
SPDR Barclays Capital Convertible Securities ETF	9,638,178	—	—	—

186

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays Capital Mortgage Backed Bond ETF	409,680	—	—	—
SPDR Barclays Capital Aggregate Bond ETF	10,192,008	—	300,214	—
SPDR Nuveen Barclays Capital Municipal Bond ETF	—	29,426,559	—	—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—	2,400,827	—	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—	773,962	—	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—	15,418,078	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	19,230	—	—
SPDR Nuveen Barclays Capital Build America Bond ETF	20,533	—	—	—
SPDR DB International Government Inflation-Protected Bond ETF	14,678,113	—	—	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	910,017	—	—	—
SPDR Barclays Capital International Treasury Bond ETF	11,120,253	—	—	—
SPDR Barclays Capital International Corporate Bond ETF	—	—	—	—
SPDR Barclays Capital High Yield Bond ETF	361,521,034	—	—	—
SPDR Barclays Capital Short Term Corporate Bond ETF	765,917	—	—	—

The tax character of distributions paid during the year ended June 30, 2009, was as follows:

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays Capital 1-3 Month T-Bill ETF	$4,518,983	$	$	$—
SPDR Barclays Capital TIPS ETF	3,864,782	—	—	—
SPDR Barclays Capital Intermediate Term Treasury ETF	2,206,659	—	—	—
SPDR Barclays Capital Long Term Treasury ETF	675,285	—	—	—
SPDR Barclays Capital Intermediate Term Credit Bond ETF	321,031	—	—	—
SPDR Barclays Capital Long Term Credit Bond ETF	93,868	—	—	—
SPDR Barclays Capital Convertible Securities ETF	238,677	—	—	—
SPDR Barclays Capital Mortgage Backed Bond ETF	36,320	—	—	—
SPDR Barclays Capital Aggregate Bond ETF	6,443,123	—	8,327	—
SPDR Nuveen Barclays Capital Municipal Bond ETF	—	14,785,405	—	—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—	1,135,504	—	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—	524,366	—	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—	6,169,703	—	—
SPDR DB International Government Inflation-Protected Bond ETF	183,415	—	—	8,197,947
SPDR Barclays Capital Short Term International Treasury Bond ETF	9,738	—	—	—
SPDR Barclays Capital International Treasury Bond ETF	18,485,525	—	—	—
SPDR Barclays Capital High Yield Bond ETF	111,409,271	—	—	—

For the year ended June 30, 2010 there were no significant differences between the book basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales and the deferral of post-October losses.

187

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Net Unrealized
	Ordinary	Tax Exempt	Long-Term	Appreciation
	Income	Income	Capital Gains	(Depreciation)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$—	$—	$—	$(39,306)
SPDR Barclays Capital TIPS ETF	987,879	—	—	18,049,434
SPDR Barclays Capital Intermediate Term Treasury ETF	156,255	—	33,483	7,165,036
SPDR Barclays Capital Long Term Treasury ETF	50,893	—	—	1,510,237
SPDR Barclays Capital Intermediate Term Credit Bond ETF	565,650	—	46,396	3,489,955
SPDR Barclays Capital Long Term Credit Bond ETF	266,257	—	19,770	1,966,978
SPDR Barclays Capital Convertible Securities ETF	3,606,673	—	155,201	2,713,928
SPDR Barclays Capital Mortgage Backed Bond ETF	289,136	—	—	313,736
SPDR Barclays Capital Aggregate Bond ETF	1,898,576	—	115,993	8,614,354
SPDR Nuveen Barclays Capital Municipal Bond ETF	—	1,546,563	1,387,074	33,511,019
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—	166,114	—	1,890,826
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—	60,649	—	841,380
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—	730,806	661,390	18,361,410
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	9,167	—	—
SPDR Nuveen Barclays Capital Build America Bond ETF	56,942	—	—	89,811
SPDR DB International Government Inflation-Protected Bond ETF	2,176,560	—	—	(65,153,985)
SPDR Barclays Capital Short Term International Treasury Bond ETF	—	—	—	(8,661,830)
SPDR Barclays Capital International Treasury Bond ETF	—	—	—	(9,692,901)
SPDR Barclays Capital International Corporate Bond ETF	22,646	—	—	(37,709)
SPDR Barclays Capital High Yield Bond ETF	75,486,059	—	6,699,259	125,032,044
SPDR Barclays Capital Short Term Corporate Bond ETF	178,703	—	—	(88,508)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Effective October 30, 2009, the Trust’s Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional shares of the Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Subsequent Events

Management has determined there are no subsequent events or transactions that would have materially impacted the Funds’ financial statements as presented.

188

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate

SPDR Barclays Capital 1-3 Month T-Bill ETF	0.1345%
SPDR Barclays Capital TIPS ETF	0.1845
SPDR Barclays Capital Intermediate Term Treasury ETF	0.1345
SPDR Barclays Capital Long Term Treasury ETF	0.1345
SPDR Barclays Capital Intermediate Term Credit Bond ETF	0.1500
SPDR Barclays Capital Long Term Credit Bond ETF	0.1500
SPDR Barclays Capital Convertible Securities ETF	0.4000
SPDR Barclays Capital Mortgage Backed Bond ETF	0.2000
SPDR Barclays Capital Aggregate Bond ETF	0.1845	*
SPDR Nuveen Barclays Capital Municipal Bond ETF	0.3000	*
SPDR Nuveen Barclays Capital California Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	0.2000
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Capital Build America Bond ETF	0.3500
SPDR DB International Government Inflation-Protected Bond ETF	0.5000
SPDR Barclays Capital Short Term International Treasury Bond ETF	0.3500
SPDR Barclays Capital International Treasury Bond ETF	0.5000
SPDR Barclays Capital International Corporate Bond ETF	0.5500
SPDR Barclays Capital High Yield Bond ETF	0.4000
SPDR Barclays Capital Short Term Corporate Bond ETF	0.1245

*	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% and 0.2000% until October 31, 2010 for the SPDR Barclays Capital Aggregate Bond ETF and SPDR Barclays Capital Municipal Bond ETF, respectively.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Navigator”) for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

189

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

For the year ended June 30, 2010, State Street earned securities lending agent fees from the following funds:

Securities Lending
Agent Fees

SPDR Barclays Capital 1-3 Month T-Bill ETF	$37,928
SPDR Barclays Capital TIPS ETF	14,099
SPDR Barclays Capital Intermediate Term Treasury ETF	10,052
SPDR Barclays Capital Long Term Treasury ETF	756
SPDR Barclays Capital Intermediate Term Credit Bond ETF	781
SPDR Barclays Capital Long Term Credit Bond ETF	135
SPDR Barclays Capital Convertible Securities ETF	2,852
SPDR Barclays Capital Mortgage Backed Bond ETF	—
SPDR Barclays Capital Aggregate Bond ETF	8,075
SPDR Nuveen Barclays Capital Municipal Bond ETF	—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	360
SPDR Barclays Capital Short Term International Treasury Bond ETF	—
SPDR Barclays Capital International Treasury Bond ETF	1,124
SPDR Barclays Capital International Corporate Bond ETF	—
SPDR Barclays Capital High Yield Bond ETF	—
SPDR Barclays Capital Short Term Corporate Bond ETF	—

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2010 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust and SPDR Index Share Funds (“SIS Trust”) pay, in the aggregate, each Independent Trustee an annual fee of $90,000 plus $5,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $10,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SIS Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

190

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio, respectively, each a series of State Street Master Funds (“Master Portfolio”). The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Navigator, for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Navigator at June 30, 2010 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income	Gain/(Loss)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$509,341	$76,478,048	76,478,048	$76,868,995	76,868,995	$118,394	$565	$—
SPDR Barclays Capital TIPS ETF	266,601	17,977,738	17,977,738	18,163,088	18,163,088	81,251	1,309	—
SPDR Barclays Capital Intermediate Term Treasury ETF	162,579	20,609,551	20,609,551	20,247,060	20,247,060	525,070	908	—
SPDR Barclays Capital Long Term Treasury ETF	14,771	2,265,844	2,265,844	2,278,993	2,278,993	1,622	109	—
SPDR Barclays Capital Intermediate Term Credit Bond ETF	762,741	14,128,495	14,128,495	12,692,489	12,692,489	2,198,747	2,222	—
SPDR Barclays Capital Long Term Credit Bond ETF	55,527	6,265,663	6,265,663	5,440,605	5,440,605	880,585	417	—
SPDR Barclays Capital Convertible Securities ETF	727,042	57,754,242	57,754,242	55,444,258	55,444,258	3,037,026	3,537	—
SPDR Barclays Capital Mortgage Backed Bond ETF	5,203,681	33,323,267	33,323,267	12,062,436	12,062,436	26,464,512	21,155	—
SPDR Barclays Capital Aggregate Bond ETF	69,853,146	121,120,746	121,120,746	120,125,677	120,125,677	70,848,215	144,750	—
SPDR Nuveen Barclays Capital Build America Bond ETF	—	2,103,288	2,103,288	1,765,585	1,765,585	337,703	41	—
SPDR DB International Government Inflation-Protected Bond ETF	23,869	154,390,421	154,390,421	154,397,721	154,397,721	16,569	1,887	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	923,049	28,695,037	28,695,037	27,327,521	27,327,521	2,290,565	5,428	—

191

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income	Gain/(Loss)

SPDR Barclays Capital International Treasury Bond ETF	29,529,317	116,339,543	116,339,543	142,589,364	142,589,364	3,279,496	45,644	—
SPDR Barclays Capital International Corporate Bond ETF	—	22,401	22,401	15,081	15,081	7,320	2	—
SPDR Barclays Capital High Yield Bond ETF	17,410,929	1,157,025,390	1,157,025,390	1,159,624,273	1,159,624,273	14,812,046	76,722	—
SPDR Barclays Capital Short Term Corporate Bond ETF	—	51,829,355	51,829,355	45,597,064	45,597,064	6,232,291	1,653	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income	Gain/(Loss)

SPDR Nuveen Barclays Capital Municipal Bond ETF	$5,708,553	$316,638,735	316,638,735	$321,023,954	321,023,954	$1,323,334	$5,231	$—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	216,644	19,736,629	19,736,629	19,883,817	19,883,817	69,456	382	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	728,368	9,914,088	9,914,088	10,465,384	10,465,384	177,072	260	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	6,006,808	550,213,605	550,213,605	545,810,687	545,810,687	10,409,726	8,956	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	9,877,591	9,877,591	9,761,174	9,761,174	116,417	103	—

	Value at	Purchased		Sold		Value at		Realized
Navigator	6/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income	Gain/(Loss)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$—	$2,806,750,300	2,806,750,300	$2,806,750,300	2,806,750,300	$—	$215,007	$—
SPDR Barclays Capital TIPS ETF	58,425,040	261,718,271	261,718,271	282,772,629	282,772,629	37,370,682	79,885	—
SPDR Barclays Capital Intermediate Term Treasury ETF	29,226,029	111,271,910	111,271,910	114,066,765	114,066,765	26,431,174	56,941	—
SPDR Barclays Capital Long Term Treasury ETF	3,366,905	19,654,962	19,654,962	20,817,967	20,817,967	2,203,900	4,289	—
SPDR Barclays Capital Intermediate Term Credit Bond ETF	—	38,766,125	38,766,125	22,403,657	22,403,657	16,362,468	4,431	—
SPDR Barclays Capital Long Term Credit Bond ETF	—	8,831,666	8,831,666	5,447,801	5,447,801	3,383,865	761	—
SPDR Barclays Capital Convertible Securities ETF	—	134,659,996	134,659,996	101,069,006	101,069,006	33,590,990	16,154	—
SPDR Barclays Capital Aggregate Bond ETF	29,519,870	112,578,678	112,578,678	131,336,568	131,336,568	10,761,980	45,755	—

192

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

	Value at	Purchased		Sold		Value at		Realized
Navigator	6/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income	Gain/(Loss)

SPDR DB International Government Inflation-Protected Bond ETF	563,360	9,674,378	9,674,378	731,752	731,752	9,505,986	2,040	—
SPDR Barclays Capital International Treasury Bond ETF	13,535,645	4,090,662	4,090,662	17,626,307	17,626,307	—	6,370	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 100,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Capital Aggregate Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from of $250 to $1,500 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses and are recorded as other capital on the Statement of Changes. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

193

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2010 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$1,054,451,674	$—	$39,306	$(39,306)

SPDR Barclays Capital TIPS ETF	396,143,772	18,051,175	1,741	18,049,434

SPDR Barclays Capital Intermediate Term Treasury ETF	260,351,151	7,166,420	1,384	7,165,036

SPDR Barclays Capital Long Term Treasury ETF	24,061,166	1,510,237	—	1,510,237

SPDR Barclays Capital Intermediate Term Credit Bond ETF	125,364,911	3,712,479	222,524	3,489,955

SPDR Barclays Capital Long Term Credit Bond ETF	33,842,250	2,147,988	181,010	1,966,978

SPDR Barclays Capital Convertible Securities ETF	292,113,726	10,675,798	7,961,870	2,713,928

SPDR Barclays Capital Mortgage Backed Bond ETF	53,434,807	313,736	—	313,736

SPDR Barclays Capital Aggregate Bond ETF	297,737,941	8,727,687	113,333	8,614,354

SPDR Nuveen Barclays Capital Municipal Bond ETF	915,674,541	34,079,151	568,132	33,511,019

SPDR Nuveen Barclays Capital California Municipal Bond ETF	62,516,781	2,205,129	314,303	1,890,826

SPDR Nuveen Barclays Capital New York Municipal Bond ETF	23,816,817	853,234	11,854	841,380

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	1,226,741,328	18,677,295	315,885	18,361,410

SPDR Nuveen S&P VRDO Municipal Bond ETF	15,103,417	—	—	—

SPDR Nuveen Barclays Capital Build America Bond ETF	10,266,416	134,990	45,179	89,811

SPDR DB International Government Inflation-Protected Bond ETF	914,869,254	23,711,724	88,199,492	(64,487,768)

SPDR Barclays Capital Short Term International Treasury Bond ETF	136,739,126	1,289,775	9,835,213	(8,545,438)

SPDR Barclays Capital International Treasury Bond ETF	993,309,299	32,201,585	40,580,351	(8,378,766)

SPDR Barclays Capital International Corporate Bond ETF	5,854,059	20,624	60,233	(39,609)

SPDR Barclays Capital High Yield Bond ETF	4,083,571,885	209,472,087	84,440,043	125,032,044

SPDR Barclays Capital Short Term Corporate Bond ETF	166,537,347	429,136	517,644	(88,508)

194

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

6.	Investment Transactions

For the year ended June 30, 2010, the following Funds had in-kind contributions and in-kind redemptions as follows:

	Contributions	Redemptions

SPDR Barclays Capital 1-3 Month T-Bill ETF	$568,718,972	$499,892,330
SPDR Barclays Capital TIPS ETF	101,973,097	30,971,578
SPDR Barclays Capital Intermediate Term Treasury ETF	98,712,213	16,904,524
SPDR Barclays Capital Long Term Treasury ETF	27,091,226	21,527,034
SPDR Barclays Capital Intermediate Term Credit Bond ETF	79,600,010	3,052,599
SPDR Barclays Capital Long Term Credit Bond ETF	22,101,014	—
SPDR Barclays Capital Convertible Securities ETF	201,752,188	39,688,252
SPDR Barclays Capital Aggregate Bond ETF	16,402,977	6,185,224
SPDR Nuveen Barclays Capital Municipal Bond ETF	31,482,704	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	2,323,947	—
SPDR Nuveen Barclays Capital Build America Bond ETF	782,338	—
SPDR Barclays Capital International Treasury Bond ETF	—	2,161,084
SPDR Barclays Capital High Yield Bond ETF	2,471,177,240	596,651,245
SPDR Barclays Capital Short Term Corporate Bond ETF	58,270,302	11,721,392

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statement of Changes. The table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transaction.

For the year ended June 30, 2010, the Funds had purchases and sales of investment securities (excluding short-term securities — with the exception of short term U.S. Treasury Bills in the case of SPDR Barclays Capital 1-3 Month T-Bill ETF), as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays Capital 1-3 Month T-Bill ETF	$5,428,820,649	$5,429,842,059	$—	$—
SPDR Barclays Capital TIPS ETF	60,769,713	64,460,521	—	—
SPDR Barclays Capital Intermediate Term Treasury ETF	88,592,753	77,663,917	—	—
SPDR Barclays Capital Long Term Treasury ETF	10,336,166	10,180,176	—	—
SPDR Barclays Capital Intermediate Term Credit Bond ETF	—	—	29,722,514	26,055,413
SPDR Barclays Capital Long Term Credit Bond ETF	—	—	9,523,983	8,035,189
SPDR Barclays Capital Short Term Corporate Bond ETF	—	—	136,034,864	21,067,848
SPDR Barclays Capital Convertible Securities ETF	—	—	96,486,208	50,666,862
SPDR Barclays Capital Mortgage Backed Bond ETF	128,309,311	106,943,065	—	—
SPDR Barclays Capital Aggregate Bond ETF	805,583,129	801,608,935	12,069,252	8,449,329
SPDR Nuveen Barclays Capital Municipal Bond ETF	—	—	389,515,675	68,836,658
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—	—	28,346,992	6,548,200
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—	—	10,725,739	1,818,242
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—	—	871,154,256	119,756,550
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	39,576,000	24,589,000

195

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Nuveen Barclays Capital Build America Bond ETF	—	—	10,689,035	1,551,924
SPDR DB International Government Inflation-Protected Bond ETF	—	—	823,564,243	325,591,904
SPDR Barclays Capital Short Term International Treasury Bond ETF	—	—	222,007,803	87,974,134
SPDR Barclays Capital International Treasury Bond ETF	—	—	960,744,228	970,207,691
SPDR Barclays Capital International Corporate Bond ETF	—	—	5,995,177	141,051
SPDR Barclays Capital High Yield Bond ETF	—	—	1,917,024,132	1,722,308,869

For the year ended June 30, 2010, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of June 30, 2010 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represent the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

196

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
SPDR® Series Trust

We have audited the accompanying statements of assets and liabilities of SPDR Barclays Capital 1-3 Month T-Bill ETF, SPDR Barclays Capital TIPS ETF, SPDR Barclays Capital Intermediate Term Treasury ETF, SPDR Barclays Capital Long Term Treasury ETF, SPDR Barclays Capital Intermediate Term Credit Bond ETF, SPDR Barclays Capital Long Term Credit Bond ETF, SPDR Barclays Capital Convertible Securities ETF (formerly, “SPDR® Barclays Capital Convertible Bond ETF”), SPDR Barclays Capital Mortgage Backed Bond ETF, SPDR Barclays Capital Aggregate Bond ETF, SPDR Nuveen Barclays Capital Municipal Bond ETF (formerly, “SPDR® Barclays Capital Municipal Bond ETF”), SPDR Nuveen Barclays Capital California Municipal Bond ETF (formerly, “SPDR® Barclays Capital California Municipal Bond ETF”), SPDR Nuveen Barclays Capital New York Municipal Bond ETF (formerly, “SPDR® Barclays Capital New York Municipal Bond ETF”), SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (formerly, “SPDR® Barclays Capital Short Term Municipal Bond ETF”), SPDR Nuveen S&P VRDO Municipal Bond ETF (formerly, “SPDR® S&P VRDO Municipal Bond ETF”), SPDR Nuveen Barclays Capital Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Capital Short Term International Treasury Bond ETF, SPDR Barclays Capital International Treasury Bond ETF, SPDR Barclays Capital International Corporate Bond ETF, SPDR Barclays Capital High Yield Bond ETF and SPDR Barclays Capital Short Term Corporate Bond ETF, twenty-one of the portfolios (collectively, the “Funds”) comprising SPDR® Series Trust, including the schedules of investments, as of June 30, 2010, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Funds of SPDR® Series Trust at June 30, 2010, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2010

197

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2010 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV AS OF JUNE 30, 2010

The following charts are provided to show the frequency at which the daily market price on the NYSE Arca, Inc. (“Exchange”), the secondary market for shares of each Fund, was at a discount or premium to such Fund’s daily net asset value (“NAV”). The market price of each Fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the Fund’s NAV is calculated (referred to as the “Bid/Offer Midpoint”). Each Fund’s Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (5/30/07) through 6/30/10	2	0	0	0	0	0

SPDR BARCLAYS CAPITAL TIPS ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (5/30/07) through 6/30/10	103	43	6	5	0	3

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (5/30/07) through 6/30/10	17	3	1	5	0	1

SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (5/30/07) through 6/30/10	24	2	0	9	0	0

198

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (2/11/09) through 6/30/10	98	116	48	0	0	0

SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/11/09) through 6/30/10	89	106	48	11	9	0

SPDR BARCLAYS CAPITAL CONVERTIBLE SECURITIES ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (4/15/09) through 6/30/10	116	73	5	17	9	1

SPDR BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (1/27/09) through 6/30/10	21	3	1	6	2	0

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (5/30/07) through 6/30/10	119	37	31	10	5	6

199

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

SPDR NUVEEN BARCLAYS CAPITAL MUNICIPAL BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (9/13/07) through 6/30/10	65	5	3	21	8	2

SPDR NUVEEN BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (10/15/07) through 6/30/10	107	45	21	40	26	20

SPDR NUVEEN BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (10/15/07) through 6/30/10	82	66	25	29	68	82

SPDR NUVEEN BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (10/15/07) through 6/30/10	31	3	2	15	6	5

SPDR S&P VRDO MUNICIPAL BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (9/24/09) through 6/30/10	0	0	0	0	0	0

200

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/19/08) through 6/30/10	163	68	7	40	22	13

SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (1/27/09) through 6/30/10	99	24	2	14	1	0

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (10/5/07) through 6/30/10	140	18	2	40	12	5

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (12/4/07) through 6/30/10	144	182	118	28	8	7

SPDR BARCLAYS CAPITAL SHORT TERM CORPORATE BOND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (12/17/09 through 6/30/10	35	3	0	0	0	0

201

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year end June 30, 2010:

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

SPDR Barclays Capital Convertible Securities ETF	7.76%

Qualified Dividend Income: A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2010, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. These amounts are noted below:

Amount

SPDR Barclays Capital Convertible Securities ETF	$1,177,394

Qualified Interest Income: The Funds designated a portion of dividends distributed during the fiscal year ended June 30, 2010, as qualified interest income. These amounts are noted below:

Qualified
Interest
FUND	Income

SPDR Barclays Capital 1-3 Month T-Bill ETF	$485,925
SPDR Barclays Capital TIPS ETF	10,567,741
SPDR Barclays Capital Intermediate Term Treasury ETF	3,583,726
SPDR Barclays Capital Long Term Treasury ETF	649,433
SPDR Barclays Capital Intermediate Term Credit Bond ETF	2,071,785
SPDR Barclays Capital Long Term Credit Bond ETF	802,385
SPDR Barclays Capital Convertible Securities ETF	4,576,180
SPDR Barclays Capital Mortgage Backed Bond ETF	21,266
SPDR Barclays Capital Aggregate Bond ETF	3,394,440
SPDR Barclays Capital High Yield Bond ETF	326,764,948
SPDR Barclays Capital Short Term Corporate Bond ETF	871,376

Long Term capital gains dividends were paid from the following Funds during the year ended June 30, 2010:

Amount

SPDR Barclays Capital Intermediate Term Treasury ETF	$126,371
SPDR Barclays Capital Aggregate Bond ETF	300,214

The Percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:

SPDR Nuveen Barclays Capital Municipal Bond ETF	100%
SPDR Nuveen Barclays Capital California Municipal Bond ETF	100%
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	100%
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	100%
SPDR Nuveen S&P VRDO Municipal Bond ETF	100%

Foreign Tax Credit

The Trust has made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders.

For the year ended June 30, 2010, the total amount of foreign taxes that will be passed through are:

Amount

SPDR Barclays Capital International Treasury Bond ETF	$69,397

Amount of foreign source income earned on the following Fund during the year ended June 30, 2010.

Amount

SPDR Barclays Capital International Treasury Bond ETF	$39,721,095

202

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period“ to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/10 to
Actual	Expense Ratio	1/1/10	6/30/10	6/30/10

SPDR Barclays Capital 1-3 Month T-Bill ETF	0.14%	$1,000	$1,000.00	$0.69
SPDR Barclays Capital TIPS ETF	0.19	1,000	1,043.40	0.96
SPDR Barclays Capital Intermediate Term Treasury ETF	0.14	1,000	1,046.80	0.71
SPDR Barclays Capital Long Term Treasury ETF	0.14	1,000	1,131.30	0.74
SPDR Barclays Capital Intermediate Term Credit Bond ETF	0.15	1,000	1,045.90	0.76
SPDR Barclays Capital Long Term Credit Bond ETF	0.15	1,000	1,069.50	0.77
SPDR Barclays Capital Convertible Securities ETF	0.40	1,000	980.00	1.96
SPDR Barclays Capital Mortgage Backed Bond ETF	0.21	1,000	1,050.40	1.07
SPDR Barclays Capital Aggregate Bond ETF	0.13	1,000	1,053.70	0.66
SPDR Nuveen Barclays Capital Municipal Bond ETF	0.20	1,000	1,029.90	1.01

203

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/10 to
Actual	Expense Ratio	1/1/10	6/30/10	6/30/10

SPDR Nuveen Barclays Capital California Municipal Bond ETF	0.20%	$1,000	$1,033.90	$1.01
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	0.20	1,000	1,032.60	1.01
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	0.20	1,000	1,011.20	1.00
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.21	1,000	1,001.50	1.04
SPDR Nuveen Barclays Capital Build America Bond ETF**	0.35	1,000	1,016.70	0.48
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	944.40	2.41
SPDR Barclays Capital Short Term International Treasury Bond ETF	0.35	1,000	932.50	1.68
SPDR Barclays Capital International Treasury Bond ETF	0.50	1,000	949.30	2.42
SPDR Barclays Capital International Corporate Bond ETF***	0.55	1,000	999.00	0.65
SPDR Barclays Capital High Yield Bond ETF	0.40	1,000	1,026.40	2.01
SPDR Barclays Capital Short Term Corporate Bond ETF	0.13	1,000	1,015.60	0.65

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/10 to
Hypothetical	Expense Ratio	1/1/10	6/30/10	6/30/10

SPDR Barclays Capital 1-3 Month T-Bill ETF	0.14%	$1,000	$1,024.10	$0.70
SPDR Barclays Capital TIPS ETF	0.19	1,000	1,023.85	0.95
SPDR Barclays Capital Intermediate Term Treasury ETF	0.14	1,000	1,024.10	0.70
SPDR Barclays Capital Long Term Treasury ETF	0.14	1,000	1,024.10	0.70
SPDR Barclays Capital Intermediate Term Credit Bond ETF	0.15	1,000	1,024.05	0.75
SPDR Barclays Capital Long Term Credit Bond ETF	0.15	1,000	1,024.05	0.75
SPDR Barclays Capital Convertible Securities ETF	0.40	1,000	1,022.81	2.01
SPDR Barclays Capital Mortgage Backed Bond ETF	0.21	1,000	1,023.75	1.05
SPDR Barclays Capital Aggregate Bond ETF	0.13	1,000	1,024.15	0.65
SPDR Nuveen Barclays Capital Municipal Bond ETF	0.20	1,000	1,023.80	1.00
SPDR Nuveen Barclays Capital California Municipal Bond ETF	0.20	1,000	1,023.80	1.00
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	0.20	1,000	1,023.80	1.00

204

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/10 to
Hypothetical	Expense Ratio	1/1/10	6/30/10	6/30/10

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	0.20%	$1,000	$1,023.80	$1.00
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.21	1,000	1,023.75	1.05
SPDR Nuveen Barclays Capital Build America Bond ETF**	0.35	1,000	1,023.06	1.76
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,022.32	2.51
SPDR Barclays Capital Short Term International Treasury Bond ETF	0.35	1,000	1,023.06	1.76
SPDR Barclays Capital International Treasury Bond ETF	0.50	1,000	1,022.32	2.51
SPDR Barclays Capital International Corporate Bond ETF***	0.55	1,000	1,022.07	2.76
SPDR Barclays Capital High Yield Bond ETF	0.40	1,000	1,022.81	2.01
SPDR Barclays Capital Short Term Corporate Bond ETF	0.13	1,000	1,024.15	0.65

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 5/12/10. Hypothetical period is from 1/1/10.
***	Actual period is from commencement of operations 5/19/10. Hypothetical period is from 1/1/10.

Proxy Voting Policies and Procedures and Record

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-866- 787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.spdrs.com.

Shareholder Meeting Results

A special meeting of shareholders of SPDR Series Trust was held on March 19, 2010, with adjournment and continuation on April 26, 2010, May 20, 2010 and June 18, 2010, for certain proposals and SPDR Funds. The percentages shown below represent the percent of voting shares present at the meeting that voted for the proposal. The proposals acted upon by shareholders and the results of the shareholder vote were as follows:

Proposal 1

To elect a Board of Trustees of the Trust. Shareholders of SPDR Series Trust approved Proposal 1.

Independent Trustee	Votes For	Votes Withheld	Percentage For

Frank Nesvet	345,723,185.737	11,044,434.871	96.904
David M. Kelly	345,673,886.326	11,093,734.282	96.890
Bonny Eugenia Boatman	346,864,261.369	9,903,359.239	97.224
Dwight D. Churchill	347,094,865.145	9,672,755.463	97.289
Carl G. Verboncoeur	347,059,352.627	9,708,267.981	97.279

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Interested Trustee	Votes For	Votes Withheld	Percentage For

James E. Ross	339,391,741.900	17,375,878.708	95.130

Proposal 2

To approve an investment sub-advisory agreement between SSgA Funds Management, Inc. and Nuveen Asset Management.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR Nuveen Barclays Capital Municipal Bond ETF	22,327,175.447	290,884.877	327,882.415	6,840,922.171	74.957
SPDR Nuveen Barclays Capital California Municipal Bond ETF	1,673,314.566	19,116.000	22,279.000	605,225.678	72.128
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	520,804.851	7,801.000	3,809.000	204,564.223	70.668
SPDR Barclays Capital Short Term Municipal Bond ETF	19,213,131.531	386,185.932	224,583.154	8,575,830.813	67.653
SPDR Nuveen S&P VRDO Municipal Bond ETF	237,362.077	0.000	3,800.000	87,897.000	72.134

Proposal 3

To approve a “manager of managers” structure for all SPDR Funds. Shareholders of all SPDR Funds did not approve this proposal.

Proposal 4

To update and standardize the SPDR Funds’ fundamental policies regarding:

a. Purchasing and selling real estate;

b. Issuing senior securities and borrowing money;

c. Making loans;

d. Purchasing and selling commodities;

e. Concentrating investments in a particular industry or group of industries;

f. Underwriting activities; and

g. Eliminating outdated fundamental investment policies not required by law.

It is anticipated that the foregoing policy changes will be implemented before the end of 2010.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR Barclays Capital 1-3 Month T-Bill ETF
4a	8,911,785.053	120,724.811	98,793.302	2,622,872.989	75.819
4b	8,884,188.803	123,357.561	123,757.052	2,622,872.739	75.584
4c	8,888,249.053	113,233.811	129,820.302	2,622,872.989	75.618
4d	8,890,237.803	117,326.561	123,739.052	2,622,872.739	75.635
4e	8,891,502.803	116,960.561	122,840.052	2,622,872.739	75.646
4f	8,912,462.053	119,854.811	98,986.302	2,622,872.989	75.824
4g	8,903,697.492	120,028.561	107,577.363	2,622,872.739	75.750

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Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR Barclays Capital TIPS ETF
4a	3,161,801.801	80,790.976	116,593.871	1,323,134.222	67.527
4b	3,163,544.457	84,233.109	111,409.082	1,323,134.222	67.564
4c	3,171,515.902	82,608.163	105,062.583	1,323,134.222	67.734
4d	3,158,814.888	78,679.514	121,692.246	1,323,134.222	67.463
4e	3,184,198.286	75,840.701	99,147.911	1,323,133.972	68.005
4f	3,173,584.967	81,801.288	103,800.393	1,323,134.222	67.779
4g	3,193,474.027	73,032.744	92,680.127	1,323,133.972	68.203
SPDR Barclays Capital Intermediate Term Treasury ETF
4a	1,204,269.007	38,839.636	38,968.847	333,813.127	74.527
4b	1,201,523.472	38,147.636	42,406.382	333,813.127	74.357
4c	1,202,577.711	37,199.886	42,299.643	333,813.377	74.422
4d	1,204,774.722	38,242.886	39,059.632	333,813.377	74.558
4e	1,203,965.472	39,864.636	38,247.382	333,813.127	74.508
4f	1,200,793.913	42,445.195	38,838.382	333,813.127	74.312
4g	1,207,281.163	41,331.886	33,464.191	333,813.377	74.714
SPDR Barclays Capital Long Term Treasury ETF
4a	137,354.555	2,374.000	12,438.682	38,973.069	71.861
4b	137,360.702	2,507.000	12,299.535	38,973.069	71.864
4c	137,190.237	2,397.000	12,580.000	38,973.069	71.775
4d	136,829.089	2,647.000	12,691.148	38,973.069	71.586
4e	137,739.896	2,492.000	11,935.341	38,973.069	72.063
4f	137,739.896	2,559.000	11,868.341	38,973.069	72.063
4g	137,212.896	2,434.000	12,520.341	38,973.069	71.787
SPDR Barclays Capital Intermediate Term Credit Bond ETF
4a	1,066,283.253	14,906.524	13,163.251	372,624.598	72.686
4b	1,061,719.003	17,230.274	15,404.001	372,624.348	72.375
4c	1,059,525.442	18,827.335	16,000.251	372,624.598	72.226
4d	1,065,853.003	14,785.274	13,715.001	372,624.348	72.657
4e	1,064,852.158	15,765.619	13,735.251	372,624.598	72.589
4f	1,062,615.003	16,952.274	14,786.001	372,624.348	72.436
4g	1,067,396.850	14,958.428	11,998.000	372,624.348	72.762
SPDR Barclays Capital Long Term Credit Bond ETF
4a	363,788.631	11,457.054	9,515.055	153,429.016	67.595
4b	364,493.631	10,382.054	9,885.055	153,429.016	67.726
4c	360,968.631	11,847.054	11,945.055	153,429.016	67.071
4d	362,809.631	12,326.054	9,625.055	153,429.016	67.413
4e	362,405.631	12,593.054	9,762.055	153,429.016	67.338
4f	362,772.631	12,367.054	9,621.055	153,429.016	67.407
4g	364,010.631	11,593.054	9,157.055	153,429.016	67.637

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Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR Barclays Capital Convertible Securities ETF
4a	3,519,445.451	74,008.437	85,084.147	1,475,933.844	68.280
4b	3,506,374.201	76,168.187	95,995.897	1,475,933.594	68.026
4c	3,511,773.951	74,428.937	92,335.647	1,475,933.344	68.131
4d	3,517,593.201	71,172.187	89,772.897	1,475,933.594	68.244
4e	3,520,817.451	74,533.437	83,187.147	1,475,933.844	68.307
4f	3,509,003.951	77,271.937	92,262.647	1,475,933.344	68.077
4g	3,511,904.951	76,045.937	90,587.647	1,475,933.344	68.134
SPDR Barclays Capital Mortgage Backed Bond ETF
4a	209,390.418	3,500.000	1,970.000	50,078.703	79.034
4b	209,587.418	3,303.000	1,970.000	50,078.703	79.108
4c	208,648.418	3,242.000	2,970.000	50,078.703	78.754
4d	208,990.418	3,900.000	1,970.000	50,078.703	78.883
4e	208,390.418	3,500.000	2,970.000	50,078.703	78.656
4f	209,390.418	3,500.000	1,970.000	50,078.703	79.034
4g	209,490.418	3,900.000	1,470.000	50,078.703	79.072
SPDR Barclays Capital Aggregate Bond ETF
4a	1,780,655.336	18,265.391	112,360.394	549,621.919	72.358
4b	1,781,413.586	17,892.641	111,974.644	549,622.169	72.389
4c	1,778,021.336	17,133.391	116,126.394	549,621.919	72.251
4d	1,853,545.336	19,590.391	38,145.394	549,621.919	75.320
4e	1,849,953.336	19,971.391	41,356.394	549,621.919	75.174
4f	1,779,077.586	18,845.641	113,357.644	549,622.169	72.294
4g	1,704,652.336	16,264.391	190,364.394	549,621.919	69.270
SPDR Nuveen Barclays Capital Municipal Bond ETF
4a	21,605,030.212	269,399.929	1,071,512.848	6,840,921.921	72.533
4b	21,579,724.212	277,467.929	1,088,750.848	6,840,921.921	72.448
4c	21,553,126.462	277,287.179	1,115,529.098	6,840,922.171	72.358
4d	21,575,605.352	269,424.928	1,100,912.709	6,840,921.921	72.434
4e	21,575,362.130	270,776.928	1,099,803.931	6,840,921.921	72.433
4f	21,565,799.688	271,880.902	1,108,262.149	6,840,922.171	72.401
4g	21,583,847.987	269,264.071	1,092,830.931	6,840,921.921	72.461
SPDR Nuveen Barclays Capital California Municipal Bond ETF
4a	1,676,154.566	18,441.000	20,114.000	605,225.678	72.251
4b	1,678,904.566	13,441.000	22,364.000	605,225.678	72.369
4c	1,673,904.566	18,441.000	22,364.000	605,225.678	72.154
4d	1,673,904.566	18,441.000	22,364.000	605,225.678	72.154
4e	1,673,904.566	18,441.000	22,364.000	605,225.678	72.154
4f	1,673,435.566	20,741.000	20,533.000	605,225.678	72.133
4g	1,667,764.566	18,441.000	28,504.000	605,225.678	71.889

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Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
4a	524,604.851	2,401.000	5,409.000	204,564.223	71.184
4b	526,204.851	2,401.000	3,809.000	204,564.223	71.401
4c	526,097.851	2,508.000	3,809.000	204,564.223	71.386
4d	524,303.851	2,401.000	5,710.000	204,564.223	71.143
4e	526,397.851	2,508.000	3,509.000	204,564.223	71.427
4f	525,246.851	4,302.000	2,866.000	204,564.223	71.271
4g	524,947.851	2,401.000	5,066.000	204,564.223	71.230
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
4a	19,267,641.898	342,914.585	213,344.134	8,575,830.813	67.845
4b	19,240,411.898	349,764.585	233,724.134	8,575,830.813	67.749
4c	19,228,768.898	350,605.585	244,526.134	8,575,830.813	67.708
4d	19,254,777.824	345,991.335	223,131.708	8,575,830.563	67.800
4e	19,262,457.074	355,795.585	205,647.958	8,575,830.813	67.827
4f	19,243,383.824	360,254.335	220,262.708	8,575,830.563	67.760
4g	19,281,594.824	360,120.335	182,185.708	8,575,830.563	67.894
SPDR Nuveen S&P VRDO Municipal Bond ETF
4a	240,312.077	0.000	850.000	87,897.000	73.031
4b	240,312.077	0.000	850.000	87,897.000	73.031
4c	240,312.077	0.000	850.000	87,897.000	73.031
4d	240,312.077	0.000	850.000	87,897.000	73.031
4e	240,312.077	0.000	850.000	87,897.000	73.031
4f	240,312.077	0.000	850.000	87,897.000	73.031
4g	240,312.077	0.000	850.000	87,897.000	73.031
SPDR DB International Government Inflation-Protected Bond ETF
4a	10,704,802.350	148,573.935	136,249.314	3,456,346.827	74.103
4b	10,462,946.642	174,752.380	351,926.327	3,456,347.077	72.429
4c	10,482,529.642	146,859.380	360,236.327	3,456,347.077	72.564
4d	10,672,767.203	146,144.935	170,713.461	3,456,346.827	73.881
4e	10,709,239.522	146,176.935	134,209.142	3,456,346.827	74.134
4f	10,649,964.203	166,592.130	173,069.266	3,456,346.827	73.723
4g	10,496,903.331	138,652.185	354,069.833	3,456,347.077	72.664
SPDR Barclays Capital Short Term International Treasury Bond ETF
4a	1,666,176.477	42,799.318	96,187.425	669,108.782	67.341
4b	1,695,393.477	36,837.318	72,932.425	669,108.782	68.521
4c	1,692,584.477	45,859.318	66,719.425	669,108.782	68.408
4d	1,697,490.477	41,306.318	66,366.425	669,108.782	68.606
4e	1,698,825.477	42,014.318	64,323.425	669,108.782	68.660
4f	1,696,954.477	43,164.318	65,044.425	669,108.782	68.584
4g	1,667,722.477	38,865.318	98,575.425	669,108.782	67.403

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OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For

SPDR Barclays Capital International Treasury Bond ETF
4a	15,009,840.622	697,834.117	200,503.586	4,141,745.961	74.863
4b	14,991,485.679	743,582.433	173,110.213	4,141,745.961	74.771
4c	15,034,444.484	695,714.016	178,019.825	4,141,745.961	74.986
4d	15,057,528.176	698,152.013	152,498.136	4,141,745.961	75.101
4e	15,062,028.773	697,486.890	148,662.662	4,141,745.961	75.123
4f	14,984,906.409	743,739.541	179,532.375	4,141,745.961	74.738
4g	15,017,231.495	695,461.890	195,484.940	4,141,745.961	74.900
SPDR Barclays Capital High Yield Bond ETF
4a	47,551,725.357	693,050.498	627,592.371	16,232,725.692	73.039
4b	47,509,828.181	645,668.918	716,871.377	16,232,725.442	72.975
4c	47,470,020.410	669,463.514	732,884.302	16,232,725.692	72.913
4d	47,575,150.705	674,523.316	622,694.455	16,232,725.442	73.075
4e	47,588,463.476	663,785.216	620,119.534	16,232,725.692	73.095
4f	47,413,956.230	682,741.261	775,670.485	16,232,725.942	72.827
4g	47,457,029.066	669,839.663	745,499.497	16,232,725.692	72.893
SPDR Barclays Capital Short Term Corporate Bond ETF
4a	325,485.250	4,966.250	3,509.250	66,154.250	81.348
4b	324,053.000	4,823.000	5,085.000	66,154.000	80.990
4c	324,053.000	4,823.000	5,085.000	66,154.000	80.990
4d	324,053.000	4,966.000	4,942.000	66,154.000	80.990
4e	324,053.000	4,966.000	4,942.000	66,154.000	80.990
4f	324,053.000	4,966.000	4,942.000	66,154.000	80.990
4g	324,053.250	5,682.250	4,225.250	66,154.250	80.990

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC of the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free), and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to June 30, 2010, the Board of Trustees of the Trust (the “Board”) evaluated various proposals related to advisory arrangements for new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) with respect to SPDR Nuveen Barclays Capital Build America Bond ETF and SPDR Barclays Capital International Corporate Bond ETF, each a new fixed income series of the Trust (each a “New ETF”), which commenced operations during the most recent fiscal half-year period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian

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(“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the New ETFs grows and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETFs, in accordance with each New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of each New ETF, as an exchange-traded fund (“ETF”), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the New ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each New ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisers, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing fixed income ETFs. The Board then determined that the nature, extent and quality of services anticipated to be provided by the Adviser to the Trust were necessary and appropriate.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser’s fees with respect to the New ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the New ETFs as assets grow in size. The Board further determined that such economies of scale are shared with the New ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as the New ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the New ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., ETFs tracking fixed income indexes, as applicable. The Board reviewed the universe of similar ETFs for the New ETFs based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the estimated expense ratio for the New ETFs. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each New ETF’s fees were fair and reasonable in light of those of its direct competitors.

The Board, including the Independent Trustees voting separately, approved the Agreement for each New ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETFs were appropriate; (b) the Adviser’s fee for each New ETF and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude to materially affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETFs by way of the relatively low fee structure of the Trust.

At in-person meetings held prior to June 30, 2010, the Board also considered the approval of a Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Trust and Nuveen Asset Management (“Nuveen”) with respect to one of the New ETFs, the SPDR Nuveen Barclays Capital Build America Bond ETF (the “New Build America Bond ETF”), and the following existing funds: SPDR Nuveen Barclays Capital Municipal Bond ETF, SPDR Nuveen Barclays Capital California Municipal Bond ETF, SPDR Nuveen Barclays Capital New York Municipal Bond ETF, SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF and SPDR Nuveen S&P VRDO Municipal Bond ETF (together, with the New Build America Bond ETF, the “Municipal Bond ETFs”).

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OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

In evaluating the Nuveen Sub-Advisory Agreement, the Board drew on materials provided to them by Nuveen and the Adviser. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including: (i) the nature, extent and quality of services expected to be provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement; and (ii) investment performance of municipal bond funds managed by Nuveen. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.

The Board considered the background and experience of Nuveen’s senior management and in particular Nuveen’s experience in investing in municipal securities. The Board noted that Nuveen would bring significant municipal securities experience to bear in managing the Municipal Bond ETFs. The Board noted that Nuveen has extensive experience in managing municipal securities and reviewed Nuveen’s assets under management in portfolios of municipal securities for a wide array of mutual funds, closed-end funds, retail managed accounts and institutional managed accounts. In addition, the Board considered that Tim Ryan, one of the current Municipal Bond ETF, primary portfolio managers, would be joining Nuveen upon shareholder approval of Nuveen’s sub-advisory role, bringing his extensive experience in managing passive municipal bond strategies. The Board concluded that Mr. Ryan’s experience in managing the Municipal Bond ETFs, coupled with Nuveen’s experience in municipal markets, would create a strong management team for the Municipal Bond ETFs.

The Board, including the Independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for each Municipal Bond ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by Nuveen to each Municipal SPDR ETF were adequate and appropriate; and (b) Nuveen’s experience in managing municipal bond funds is extensive.

At an in-person meeting held prior to June 30, 2010, the Board also considered the approval of a Sub-Advisory Agreement (the “SSgA Limited Sub-Advisory Agreement”) between the Trust and State Street Global Advisors Limited (“SSgA Limited”), an affiliate of the Adviser, with respect to one of the New ETFs, the SPDR Barclays Capital International Corporate Bond ETF (the “New International Corporate Bond ETF”).

In evaluating the SSgA Limited Sub-Advisory Agreement, the Board drew on materials provided to them by SSgA Limited and the Adviser. In deciding whether to approve the SSgA Limited Sub-Advisory Agreement, the Board considered various factors, including: (i) the nature, extent and quality of services expected to be provided by SSgA Limited with respect to the New International Corporate Bond ETF under the SSgA Limited Sub-Advisory Agreement; and (ii) SSgA Limited’s experience in managing international fixed income securities. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to SSgA Limited under the SSgA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the New International Corporate Bond ETF.

The Board considered the background and experience of SSgA Limited’s senior management and in particular SSgA Limited’s experience in investing in international fixed income securities. The Board noted that SSgA Limited would bring significant international fixed income securities experience to bear in managing the New International Corporate Bond ETF.

The Board, including the Independent Trustees voting separately, approved the SSgA Limited Sub-Advisory Agreement for the New International Corporate Bond ETF, after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by SSgA Limited to the New International Corporate Bond ETF were adequate and appropriate; and (b) SSgA Limited’s experience in managing international fixed income securities was extensive.

212

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

TRUSTEES AND OFFICERS

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
And Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Independent Trustees

FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	104	SPDR Index Shares Funds (Trustee).

DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	104	Penson Worldwide Inc. (Director); SPDR Index Shares Funds (Trustee).

BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired (2005-present); Managing Director, Columbia Management Group, Bank of America (1984-2005).	104	SPDR Index Shares Funds (Trustee).

DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	104	SPDR Index Shares Funds (Trustee); Affiliated Managers Group, Inc. (Director).

CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Retired (July 2009-present); Chief Executive Officer, Rydex Investments (2003-2009).	104	SPDR Index Shares Funds (Trustee).

213

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
And Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Interested Trustee

JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee and President	Term: Unlimited Served as President: since May 2005, Served as Trustee: since April 2010	President, SSgA Funds Management Inc. (2005-present); Principal, SSgA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (2006-present); Principal, State Street Global Advisors (2000-2006).	135	SPDR Index Shares Funds (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

214

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Positions(s)	Length of	During Past
And Year of Birth	with Funds	Time Served	5 Years

Officers
ANTHONY ROCHTE SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1968	Vice President	Term: Unlimited Served: since May 2010	Senior Managing Director, State Street Global Advisors (2006-present); National Sales Manager, Barclays Global Investors (2000-2006).
ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	Vice President	Term: Unlimited Served: since March 2008	Vice President and Chief Operating Officer, SSgA Funds Management, Inc. (1992-present)*; Managing Director, State Street Global Advisors (1992-present).*

MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors (2005-present)*; Assistant Vice President, State Street Bank and Trust Company (2000-2004).

GARY L. FRENCH State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 1951	Treasurer	Term: Unlimited Served: since May 2005	Senior Vice President, State Street Bank and Trust Company (2002-present); Managing Director, Deutsche Bank (2001-2002).

RYAN M. LOUVAR State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1972	Secretary	Term: Unlimited Served: since August 2008	Vice President and Senior Counsel, State Street Bank and Trust Company (2005-present); Counsel, BISYS Group, Inc. (2000-2005) (a financial services company).

MARK E. TUTTLE State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1970	Assistant Secretary	Term: Unlimited Served: since August 2007	Vice President and Counsel, State Street Bank & Trust Company (2007-present); Assistant Counsel, BISYS Group, Inc. (2005-2007*) (a financial services company).

LAURA F. HEALY State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 1964	Assistant Treasurer	Term: Unlimited Served: since November 2007	Vice President, State Street Bank and Trust Company (2002-present).*

CHAD C. HALLETT State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 1969	Assistant Treasurer	Term: Unlimited Served: since May 2006	Vice President, State Street Bank and Trust Company (2001-present).*

215

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2010 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Positions(s)	Length of	During Past
And Year of Birth	with Funds	Time Served	5 Years

MATTHEW FLAHERTY State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 1971	Assistant Treasurer	Term: Unlimited Served: since May 2005	Assistant Vice President, State Street Bank and Trust (1994-present).*
JULIE B. PIATELLI SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	Chief Compliance Officer	Term: Unlimited Served: since August 2007	Principal and Senior Compliance Officer, SSgA Funds Management, Inc. (2004-present); Vice President, State Street Global Advisors (2004-present); Senior Manager, PricewaterhouseCoopers, LLP (1999-2004).

*	Served in various capacities during noted time period.

Additional information regarding the Trustees is available in the Trust’s statement of additional information which is available upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds’ website at www.spdrs.com.

216

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR Dow Jones Large Cap Growth ETF (ELG)
SPDR Dow Jones Large Cap Value ETF (ELV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR Dow Jones Mid Cap Growth ETF (EMG)
SPDR Dow Jones Mid Cap Value ETF (EMV)
SPDR Dow Jones Small Cap ETF (DSC)
SPDR Dow Jones Small Cap Growth ETF (DSG)
SPDR Dow Jones Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking ETF (KRE)
SPDR KBW Mortgage Finance ETF(KME)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)
SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital High Yield Bond ETF (JNK)

SPDR Index Shares Funds
SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

State Street Global Markets, LLC, member FINRA and SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
James E. Ross, President
Anthony Rochte, Vice President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Julie B. Piatelli, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC is a member of FINRA and SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com
Please read the prospectus carefully before you invest.

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns

Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; and inflation risk.

In general, Fund shares can be expect to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.

"Barclays Capital" is a trademark of Barclays Capital, the investment banking division of Barclays Bank PLC ("Barclays Capital") and is used by State Street Global Advisors under license. Barclays Capital compiles, maintains and owns rights in and to the Barclays U.S. Government Inflation-linked Bond Index. The SPDR Barclays Capital ETFs are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital or one of its affiliated entities may act as an Authorized Participant and/or as an initial purchaser of shares of the SPDR Barclays Capital ETFs. Barclays Capital makes no representation regarding the advisability of investing in the SPDR Barclays Capital ETFs or use of any Barclays Index or any data included therein.

Barclays Capital is a trademark of Barclays Capital, the investment banking division of Barclays Bank PLC ("Barclays Capital") and has been licensed for use in connection with the listing and trading of the SPDR Barclays Capital ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays Capital and Barclays Capital makes no representation regarding the advisability of investing in them.

"Deutsche Bank" and "DB Global Government ex-US Inflation-Linked Bond Capped Index℠" are reprinted with permission. ©Copyright 2008 Deutsche Bank AG. All rights reserved. "Deutsche Bank" and DB Global Government ex-US Inflation-Linked Bond Capped Index℠ are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Inflation-Protected Bond is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product.

SPDR® is a registered trademark of Standard & Poor Financial Services LLC ("S&P") and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Standard & Poor S&P SPDR S&P 500 and Select Sector SPDRs are registered trademark of Standard & Poor Financial Services LLC and have been licensed for use by State Street Corporation.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Please read the prospectus carefully before you invest or send money.
© 2010 State Street Corporation SPDR FIAR

IBG-2392

For more complete information, please call 866.787.2257 or visit www.spdrs.com today

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
The Trust’s Board of Trustees (the “Board”) has determined that the Trust has at least one “audit committee financial expert” as defined in Item 3 of Form N-CSR serving on its Audit Committee. Frank Nesvet is an “audit committee financial expert” and is “independent” as defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal years ending June 30, 2010 and June 30, 2009, the aggregate audit fees billed for professional services rendered by the principal accountant were $535,779 and $495,080, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the year for each series of the registrant and routine regulatory filings (one for each SEC registrant).
(b) Audit-Related Fees.
For the fiscal years ending June 30, 2010 and June 30, 2009, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c) Tax Fees.
For the fiscal years ending June 30, 2010 and June 30, 2009, the aggregate tax fees billed for professional services rendered by the principal accountant were $402,320 and $362,120, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.
(d) All Other Fees.
There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2010 and June 30, 2009.
(e)(1) Audit Committee Pre-Approval Policies and Procedures.
The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:
Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:
a.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

b.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

c.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

d.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).
(e)(2) Percentage of Services.
One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2010	FY 2009
	(in millions)	(in millions)

Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$4.3	$2.6
Tax Fees	4.9	5.0
All Other Fees	0.1	0.4

(1)	Information is for the calendar year 2009 and 2008, respectively.

(2)	Services under the caption Audit-Related Fees consisted principally of employee benefit plan and non-statutory audits, audits of certain foreign-sponsored mutual funds, due diligence procedures and reports on the processing of transactions by servicing organizations. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to the BASEL II capital adequacy framework.
(h) Not applicable.
Item 5. Disclosure of Audit Committees for Listed Companies.
The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur
Item 6. Schedule of Investments.
A Schedule of Investments for each series of the Registrant, except for those series set forth below, is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.
The Schedule of Investments for the following series of the Registrant is set forth below:
SPDR Dow Jones Total Market ETF
SPDR Dow Jones Large Cap ETF
SPDR Dow Jones Large Cap Growth ETF
SPDR Dow Jones Large Cap Value ETF
SPDR Dow Jones Mid Cap ETF
SPDR Dow Jones Mid Cap Growth ETF
SPDR Dow Jones Mid Cap Value ETF
SPDR Dow Jones Small Cap ETF
SPDR Dow Jones Small Cap Growth ETF
SPDR Dow Jones Small Cap Value ETF

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 2.4%
BE Aerospace, Inc. (a)(b)	2,777	$70,619
Boeing Co.	9,430	591,733
Ceradyne, Inc. (b)	479	10,236
General Dynamics Corp.	4,357	255,146
Goodrich Corp.	2,612	173,045
Honeywell International, Inc.	9,636	376,093
ITT Corp.	3,221	144,687
L-3 Communications Holdings, Inc.	1,986	140,688
Lockheed Martin Corp.	4,483	333,984
Northrop Grumman Corp.	5,026	273,615
Precision Castparts Corp.	1,698	174,758
Raytheon Co.	6,327	306,164
Rockwell Collins, Inc. (a)	3,147	167,200
Taser International, Inc. (a)(b)	898	3,502
United Technologies Corp.	12,094	785,022

		3,806,492

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (a)	2,284	127,127
Expeditors International Washington, Inc.	3,250	112,157
FedEx Corp.	4,130	289,554
Forward Air Corp. (a)	3,270	89,108
United Parcel Service, Inc. (Class B)	10,649	605,822
UTI Worldwide, Inc.	3,239	40,099

		1,263,867

AIRLINES — 0.2%
AMR Corp. (a)(b)	4,620	31,324
Continental Airlines, Inc. (Class B) (a)(b)	1,954	42,988
Delta Air Lines, Inc. (b)	8,511	100,004
JetBlue Airways Corp. (b)	4,812	26,418
Southwest Airlines Co. (a)	10,442	116,011
UAL Corp. (b)	2,256	46,383
US Airways Group, Inc. (b)	2,666	22,954

		386,082

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. (a)(b)	1,157	43,202
Gentex Corp.	5,099	91,680
Johnson Controls, Inc.	9,341	250,993
Modine Manufacturing Co. (b)	3,016	23,163
The Goodyear Tire & Rubber Co. (b)	4,788	47,593

		456,631

AUTOMOBILES — 0.3%
Ford Motor Co. (a)(b)	42,874	432,170
Harley-Davidson, Inc. (a)	4,295	95,478
Thor Industries, Inc.	501	11,899

		539,547

BEVERAGES — 2.1%
Central European Distribution Corp. (b)	655	14,004
Coca-Cola Enterprises, Inc.	5,463	141,273
Constellation Brands, Inc. (Class A) (b)	3,897	60,871
Dr. Pepper Snapple Group, Inc.	3,646	136,324
Hansen Natural Corp. (b)	1,145	44,781
Molson Coors Brewing Co. (Class B)	2,037	86,287
PepsiCo, Inc.	22,438	1,367,596
The Coca-Cola Co.	29,007	1,453,831

		3,304,967

BIOTECHNOLOGY — 1.8%
Acorda Therapeutics, Inc. (b)	1,233	38,359
Alexion Pharmaceuticals, Inc. (b)	1,167	59,739
Alkermes, Inc. (b)	2,288	28,486
Alnylam Pharmaceuticals, Inc. (a)(b)	1,048	15,741
AMAG Pharmaceuticals, Inc. (b)	288	9,893
Amgen, Inc. (b)	14,843	780,742
Amylin Pharmaceuticals, Inc. (a)(b)	2,419	45,477
AVI BioPharma, Inc. (a)(b)	4,712	7,586
Biogen Idec, Inc. (b)	4,337	205,791
BioMarin Pharmaceutical, Inc. (a)(b)	1,840	34,886
Celgene Corp. (b)	6,732	342,120
Cephalon, Inc. (a)(b)	1,270	72,073
Chelsea Therapeutics International, Inc. (b)	6,526	19,121
Cubist Pharmaceuticals, Inc. (a)(b)	1,245	25,647
Dendreon Corp. (b)	2,320	75,006
Genzyme Corp. (a)(b)	3,655	185,564
Gilead Sciences, Inc. (b)	13,032	446,737
Human Genome Sciences, Inc. (b)	6,171	139,835
InterMune, Inc. (b)	449	4,198
Isis Pharmaceuticals, Inc. (a)(b)	1,995	19,092
Martek Biosciences Corp. (a)(b)	926	21,955
Medivation, Inc. (b)	1,532	13,543
Myriad Genetics, Inc. (b)	1,341	20,048
Myriad Pharmaceuticals, Inc. (b)	336	1,263
Neurocrine Biosciences, Inc. (a)(b)	1,874	10,494
Novavax, Inc. (a)(b)	3,441	7,467
Onyx Pharmaceuticals, Inc. (b)	885	19,107
PDL BioPharma, Inc. (a)	3,408	19,153
Pharmasset, Inc. (a)(b)	354	9,678
SIGA Technologies, Inc. (a)(b)	7,610	58,597
Spectrum Pharmaceuticals, Inc. (a)(b)	2,981	11,686
StemCells, Inc. (b)	5,124	4,817
Vertex Pharmaceuticals, Inc. (a)(b)	2,166	71,261

		2,825,162

BUILDING PRODUCTS — 0.1%
Masco Corp.	5,706	61,396
Quanex Building Products Corp. (a)	540	9,337
Simpson Manufacturing Co., Inc. (a)	1,351	33,167
USG Corp. (b)	1,013	12,237

		116,137

CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc. (b)	642	39,014
Ameriprise Financial, Inc.	3,345	120,855
BlackRock, Inc.	252	36,137
Diamond Hill Investment Group, Inc. (a)	118	6,689
E*TRADE Financial Corp. (b)	824	9,740
Eaton Vance Corp.	1,832	50,582
Federated Investors, Inc. (Class B)	858	17,769

See accompanying notes to financial statements.

1

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Franklin Resources, Inc.	2,145	$184,878
International Assets Holding Corp. (a)(b)	2,536	40,576
Invesco, Ltd. (a)	6,229	104,834
Janus Capital Group, Inc. (a)	5,273	46,824
Jefferies Group, Inc.	2,050	43,214
KBW, Inc. (b)	744	15,951
Knight Capital Group, Inc. (Class A) (a)(b)	668	9,212
Legg Mason, Inc. (a)	3,100	86,893
Morgan Stanley	16,230	376,698
Northern Trust Corp. (a)	3,203	149,580
Raymond James Financial, Inc. (a)	1,572	38,813
SEI Investments Co.	5,012	102,044
State Street Corp. (c)	6,860	232,005
T. Rowe Price Group, Inc.	3,631	161,180
TD Ameritrade Holding Corp. (a)(b)	3,807	58,247
The Bank of New York Mellon Corp.	15,795	389,979
The Charles Schwab Corp.	13,983	198,279
The Goldman Sachs Group, Inc.	6,101	800,878
Waddell & Reed Financial, Inc. (Class A)	2,801	61,286

		3,382,157

CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	2,722	176,413
Airgas, Inc.	1,123	69,851
Ashland, Inc.	1,542	71,580
Cabot Corp.	1,774	42,771
Calgon Carbon Corp. (a)(b)	1,526	20,204
Celanese Corp. (Series A)	2,596	64,666
CF Industries Holdings, Inc.	1,058	67,130
E. I. du Pont de Nemours & Co.	12,842	444,205
Eastman Chemical Co.	1,915	102,184
Ecolab, Inc.	3,440	154,490
FMC Corp.	1,068	61,335
Monsanto Co.	7,794	360,239
Nalco Holding Co.	3,190	65,267
PPG Industries, Inc.	2,775	167,638
Praxair, Inc.	4,828	366,880
Sigma-Aldrich Corp.	1,508	75,144
The Dow Chemical Co.	14,420	342,042
The Mosaic Co.	2,346	91,447

		2,743,486

COMMERCIAL BANKS — 3.0%
Arrow Financial Corp. (a)	3,921	90,575
Bank of Hawaii Corp. (a)	727	35,150
BB&T Corp. (a)	8,270	217,584
CapitalSource, Inc. (a)	1,550	7,378
Capitol Bancorp, Ltd. (a)(b)	2,783	3,534
Cathay General Bancorp	1,016	10,495
Centerstate Banks, Inc. (a)	2,068	20,866
Citizens Republic Bancorp, Inc. (b)	4,079	3,467
Columbia Banking System, Inc. (a)	3,968	72,456
Comerica, Inc.	1,859	68,467
CVB Financial Corp. (a)	6,232	59,204
F.N.B. Corp. (a)	5,639	45,281
Farmers Capital Bank Corp.	1,832	9,252
Fifth Third Bancorp	8,837	108,607
First Bancorp- North Carolina (a)	2,331	33,776
First Commonwealth Financial Corp. (a)	5,537	29,069
First Horizon National Corp. (a)(b)	3,401	38,945
First Merchants Corp. (a)	4,458	37,804
Huntington Bancshares, Inc.	5,241	29,035
Independent Bank Corp.- Massachusetts (a)	3,081	76,039
Integra Bank Corp. (a)(b)	2,908	2,210
International Bancshares Corp. (a)	1,370	22,865
Keycorp (a)	5,150	39,603
Lakeland Financial Corp. (a)	4,262	85,155
M&T Bank Corp. (a)	1,092	92,765
Marshall & Ilsley Corp.	3,025	21,720
National Penn Bancshares, Inc.	6,140	36,901
Old National Bancorp (a)	1,189	12,318
PacWest Bancorp (a)	1,666	30,504
PNC Financial Services Group, Inc.	8,092	457,198
Popular, Inc. (b)	3,265	8,750
Regions Financial Corp. (a)	10,808	71,117
Renasant Corp. (a)	5,194	74,534
Sandy Spring Bancorp, Inc. (a)	3,121	43,725
Simmons First National Corp. (a)	3,195	83,901
StellarOne Corp. (a)	5,463	69,763
SunTrust Banks, Inc. (a)	5,932	138,216
Susquehanna Bancshares, Inc.	5,369	44,724
Synovus Financial Corp.	1,318	3,348
Trustmark Corp. (a)	1,133	23,589
U.S. Bancorp	23,797	531,863
Umpqua Holdings Corp. (a)	4,752	54,553
United Bankshares, Inc. (a)	876	20,971
United Community Banks, Inc. (b)	3,488	13,778
Wells Fargo & Co.	68,458	1,752,525
Zions Bancorporation	2,544	54,874

		4,788,454

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Avery Dennison Corp.	2,224	71,457
Cintas Corp.	3,050	73,108
Courier Corp. (a)	2,637	32,198
Covanta Holding Corp. (a)	2,166	35,934
Ennis, Inc. (a)	5,246	78,742
Herman Miller, Inc. (a)	2,868	54,119
Iron Mountain, Inc. (a)	3,806	85,483
Kimball International, Inc. (Class B) (a)	5,235	28,950
Pitney Bowes, Inc. (a)	3,678	80,769
R.R. Donnelley & Sons Co.	4,662	76,317
Republic Services, Inc.	3,968	117,969
Stericycle, Inc. (a)(b)	1,048	68,728
Waste Connections, Inc. (a)(b)	1,407	49,090
Waste Management, Inc. (a)	6,934	216,965

		1,069,829

COMMUNICATIONS EQUIPMENT — 2.3%
ADC Telecommunications, Inc. (b)	3,382	25,061
Arris Group, Inc. (b)	3,749	38,202
Aviat Networks, Inc. (b)	658	2,389
Brocade Communications Systems, Inc. (b)	3,963	20,449

See accompanying notes to financial statements.

2

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

CIENA Corp. (b)	4,187	$53,091
Cisco Systems, Inc. (b)	81,564	1,738,129
CommScope, Inc. (a)(b)	1,771	42,097
Comtech Telecommunications Corp. (b)	753	22,537
EchoStar Corp. (Class A) (b)	903	17,229
Emulex Corp. (b)	535	4,911
F5 Networks, Inc. (a)(b)	1,425	97,712
Finisar Corp. (a)(b)	678	10,102
Harmonic, Inc. (a)(b)	2,084	11,337
Harris Corp.	2,647	110,248
InterDigital, Inc. (a)(b)	1,118	27,604
JDS Uniphase Corp. (b)	4,675	46,002
Juniper Networks, Inc. (b)	8,465	193,171
Motorola, Inc. (b)	32,181	209,820
Palm, Inc. (b)	2,790	15,875
Phazar Corp. (a)(b)	1,266	3,469
Plantronics, Inc. (a)	727	20,792
Polycom, Inc. (b)	1,695	50,494
QUALCOMM, Inc.	23,074	757,750
Riverbed Technology, Inc. (a)(b)	1,268	35,022
Tellabs, Inc.	9,295	59,395

		3,612,888

COMPUTERS & PERIPHERALS — 4.1%
Apple, Inc. (b)	12,601	3,169,529
Avid Technology, Inc. (a)(b)	1,217	15,492
Dell, Inc. (b)	25,228	304,250
EMC Corp. (b)	28,872	528,358
Hewlett-Packard Co.	34,577	1,496,493
Icad, Inc. (a)(b)	6,527	12,467
Lexmark International, Inc. (Class A) (b)	1,541	50,899
NCR Corp. (b)	3,394	41,135
NetApp, Inc. (b)	6,216	231,919
Novatel Wireless, Inc. (a)(b)	1,349	7,743
QLogic Corp. (b)	4,235	70,386
SanDisk Corp. (b)	5,022	211,276
Seagate Technology (b)	7,386	96,313
Teradata Corp. (b)	3,379	102,992
Western Digital Corp. (b)	4,231	127,607

		6,466,859

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (b)	1,240	28,594
EMCOR Group, Inc. (a)(b)	1,204	27,897
Fluor Corp.	2,782	118,235
Jacobs Engineering Group, Inc. (a)(b)	1,834	66,831
KBR, Inc.	2,274	46,253
Quanta Services, Inc. (a)(b)	2,708	55,920
The Shaw Group, Inc. (b)	1,308	44,760
URS Corp. (b)	1,165	45,843

		434,333

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (a)	1,206	31,271
Headwaters, Inc. (b)	540	1,534
Martin Marietta Materials, Inc. (a)	860	72,936
Vulcan Materials Co. (a)	1,702	74,599

		180,340

CONSUMER FINANCE — 0.7%
American Express Co.	15,264	605,981
AmeriCredit Corp. (b)	3,408	62,094
Capital One Financial Corp.	6,468	260,660
Discover Financial Services	6,653	93,009
SLM Corp. (b)	7,309	75,940

		1,097,684

CONTAINERS & PACKAGING — 0.3%
Crown Holdings, Inc. (b)	3,786	94,802
Myers Industries, Inc.	494	3,997
Owens-Illinois, Inc. (b)	3,114	82,365
Pactiv Corp. (b)	3,619	100,789
Sealed Air Corp.	4,240	83,613
Temple-Inland, Inc.	2,114	43,696

		409,262

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	1,284	50,654
LKQ Corp. (b)	2,637	50,841

		101,495

DIVERSIFIED CONSUMER SERVICES — 0.4%
Apollo Group, Inc. (b)	2,159	91,693
Capella Education Co. (a)(b)	668	54,342
Career Education Corp. (a)(b)	2,371	54,581
Corinthian Colleges, Inc. (b)	1,820	17,927
DeVry, Inc.	921	48,343
H&R Block, Inc.	4,622	72,519
ITT Educational Services, Inc. (a)(b)	743	61,684
Service Corp. International (a)	9,853	72,912
Sotheby’s	994	22,733
Strayer Education, Inc. (a)	260	54,051

		550,785

DIVERSIFIED FINANCIAL SERVICES — 3.9%
Bank of America Corp.	142,288	2,044,679
CIT Group, Inc. (b)	2,824	95,621
Citigroup, Inc. (b)	285,111	1,072,017
CME Group, Inc.	980	275,919
Intercontinental Exchange, Inc. (b)	1,189	134,393
JPMorgan Chase & Co.	56,662	2,074,396
Leucadia National Corp. (b)	3,641	71,036
Medallion Financial Corp. (a)	938	6,191
Moody’s Corp. (a)	3,469	69,102
MSCI, Inc. (Class A) (b)	1,526	41,812
NYSE Euronext	4,548	125,661
PHH Corp. (a)(b)	981	18,678
The NASDAQ OMX Group, Inc. (b)	2,664	47,366

		6,076,871

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	82,316	1,991,224
CenturyTel, Inc.	4,348	144,832
Cogent Communications Group, Inc. (b)	2,536	19,223
Frontier Communications Corp. (a)	8,733	62,092
Level 3 Communications, Inc. (b)	12,692	13,834

See accompanying notes to financial statements.

3

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Qwest Communications International, Inc. (a)	24,566	$128,971
SureWest Communications (b)	2,582	16,370
tw telecom, inc. (a)(b)	3,386	56,478
Verizon Communications, Inc.	38,934	1,090,931
Windstream Corp. (a)	7,600	80,256

		3,604,211

ELECTRIC UTILITIES — 1.7%
Allegheny Energy, Inc.	3,372	69,733
American Electric Power Co., Inc.	6,005	193,962
Central Vermont Public Service Corp.	4,362	86,106
Duke Energy Corp.	14,986	239,776
Edison International	4,885	154,952
Entergy Corp.	2,620	187,644
Exelon Corp.	9,311	353,539
FirstEnergy Corp.	4,531	159,627
Maine & Maritimes Corp. (a)	118	5,229
MGE Energy, Inc. (a)	3,055	110,102
NextEra Energy, Inc. (a)	5,205	253,796
Northeast Utilities	2,108	53,712
Pepco Holdings, Inc.	6,060	95,021
Pinnacle West Capital Corp.	1,440	52,358
PNM Resources, Inc.	4,062	45,413
PPL Corp.	5,233	130,563
Progress Energy, Inc.	2,849	111,738
The Southern Co.	11,419	380,024
Unitil Corp. (a)	2,289	47,863

		2,731,158

ELECTRICAL EQUIPMENT — 0.7%
Capstone Turbine Corp. (a)(b)	7,610	7,458
Emerson Electric Co.	10,974	479,454
First Solar, Inc. (a)(b)	795	90,495
General Cable Corp. (a)(b)	1,334	35,551
GrafTech International, Ltd. (b)	2,482	36,287
Hubbell, Inc. (Class B)	2,034	80,729
PowerSecure International, Inc. (a)(b)	2,903	26,388
Rockwell Automation, Inc.	2,591	127,192
Roper Industries, Inc. (a)	2,187	122,385
SunPower Corp. (Class A) (a)(b)	2,104	25,458

		1,031,397

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilent Technologies, Inc. (b)	6,224	176,948
Amphenol Corp. (Class A)	3,441	135,162
Arrow Electronics, Inc. (b)	3,310	73,979
Avnet, Inc. (b)	3,807	91,787
Benchmark Electronics, Inc. (b)	2,799	44,364
Corning, Inc.	21,799	352,054
Dolby Laboratories, Inc. (Class A) (a)(b)	1,004	62,941
FLIR Systems, Inc. (b)	2,219	64,551
Itron, Inc. (b)	627	38,761
Jabil Circuit, Inc.	3,740	49,742
L-1 Identity Solutions, Inc. (a)(b)	2,113	17,305
Lightpath Technologies, Inc. (Class A) (a)(b)	7,431	11,815
Molex, Inc. (a)	3,553	64,807
National Instruments Corp.	1,395	44,333
Sanmina-SCI Corp. (a)(b)	2,262	30,786
Tech Data Corp. (a)(b)	2,512	89,477
Trimble Navigation, Ltd. (b)	3,488	97,664
Vishay Intertechnology, Inc. (b)	5,308	41,084

		1,487,560

ENERGY EQUIPMENT & SERVICES — 1.7%
Baker Hughes, Inc.	6,818	283,424
Cameron International Corp. (b)	3,332	108,357
Diamond Offshore Drilling, Inc. (a)	727	45,212
Exterran Holdings, Inc. (a)(b)	1,698	43,825
FMC Technologies, Inc. (b)	1,913	100,739
Halliburton Co.	13,074	320,967
Helix Energy Solutions Group, Inc. (b)	522	5,622
Helmerich & Payne, Inc.	1,664	60,769
Nabors Industries, Ltd. (b)	5,042	88,840
National-Oilwell Varco, Inc.	6,410	211,979
Omni Energy Services Corp. (a)(b)	7,246	19,347
Patterson-UTI Energy, Inc.	3,891	50,077
Pride International, Inc. (b)	2,758	61,614
Rowan Cos., Inc. (a)(b)	3,252	71,349
Schlumberger, Ltd. (a)	17,281	956,331
Seahawk Drilling, Inc. (a)(b)	182	1,769
Smith International, Inc.	2,870	108,055
Superior Energy Services, Inc. (b)	3,296	61,536
TGC Industries, Inc. (b)	5,429	16,450
Tidewater, Inc. (a)	1,039	40,230

		2,656,492

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	6,506	356,724
CVS Caremark Corp.	21,183	621,086
Safeway, Inc. (a)	6,741	132,528
SUPERVALU, Inc.	3,814	41,344
Sysco Corp.	9,164	261,815
The Kroger Co.	8,423	165,849
Wal-Mart Stores, Inc.	29,692	1,427,294
Walgreen Co.	13,211	352,734
Whole Foods Market, Inc. (a)(b)	2,111	76,038

		3,435,412

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	8,526	220,141
Bunge, Ltd.	2,094	103,004
Campbell Soup Co.	4,685	167,864
ConAgra Foods, Inc.	8,450	197,054
Dean Foods Co. (b)	3,321	33,442
Del Monte Foods Co.	8,812	126,805
Flowers Foods, Inc. (a)	3,073	75,073
General Mills, Inc.	10,280	365,146
H.J. Heinz Co.	4,402	190,254
Kellogg Co.	2,925	147,128
Kraft Foods, Inc. (Class A)	19,963	558,964
McCormick & Co., Inc. (a)	1,631	61,913
Mead Johnson Nutrition Co.	2,824	141,539
Sanderson Farms, Inc. (a)	170	8,626
Sara Lee Corp. (a)	12,074	170,243

See accompanying notes to financial statements.

4

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Smithfield Foods, Inc. (a)(b)	2,339	$34,851
The Hershey Co. (a)	2,559	122,653
The J.M. Smucker Co.	1,449	87,259
TreeHouse Foods, Inc. (a)(b)	1,370	62,554
Tyson Foods, Inc. (Class A)	5,467	89,604

		2,964,117

GAS UTILITIES — 0.1%
Chesapeake Utilities Corp. (a)	3,722	116,871
Delta Natural Gas Co., Inc. (a)	236	6,794
Energy, Inc.	468	5,083
Questar Corp.	2,178	99,077
RGC Resources, Inc.	118	3,658

		231,483

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
ABIOMED, Inc. (b)	1,714	16,592
American Medical Systems Holdings, Inc. (a)(b)	3,336	73,792
Angeion Corp. (a)(b)	3,080	12,228
Baxter International, Inc.	8,725	354,584
Becton, Dickinson & Co.	3,577	241,877
Boston Scientific Corp. (b)	20,172	116,998
Bovie Medical Corp. (b)	1,174	3,499
C.R. Bard, Inc.	1,872	145,136
CareFusion Corp. (b)	2,774	62,970
DENTSPLY International, Inc.	1,753	52,432
Edwards Lifesciences Corp. (a)(b)	2,951	165,315
ev3, Inc. (b)	2,484	55,666
Gen-Probe, Inc. (a)(b)	876	39,788
Hologic, Inc. (b)	5,150	71,739
Hospira, Inc. (b)	3,133	179,991
Immucor, Inc. (b)	1,414	26,937
Intuitive Surgical, Inc. (b)	493	155,601
Inverness Medical Innovations, Inc. (a)(b)	1,632	43,509
Kinetic Concepts, Inc. (b)	1,299	47,427
MAKO Surgical Corp. (a)(b)	584	7,271
Masimo Corp. (a)	1,145	27,262
Medtronic, Inc.	16,378	594,030
NuVasive, Inc. (a)(b)	835	29,609
ResMed, Inc. (a)(b)	1,152	70,053
St. Jude Medical, Inc. (b)	5,136	185,358
Stryker Corp.	4,006	200,540
Thoratec Corp. (a)(b)	1,012	43,243
Varian Medical Systems, Inc. (b)	2,323	121,446
Vascular Solutions, Inc. (a)(b)	1,056	13,200
Zimmer Holdings, Inc. (b)	3,186	172,203

		3,330,296

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc.	6,358	167,724
Almost Family, Inc. (b)	118	4,122
Amedisys, Inc. (a)(b)	681	29,944
AmerisourceBergen Corp.	3,888	123,444
athenahealth, Inc. (a)(b)	668	17,455
Cardinal Health, Inc.	5,549	186,502
CIGNA Corp.	4,608	143,124
Community Health Systems, Inc. (b)	954	32,255
Coventry Health Care, Inc. (b)	2,732	48,302
DaVita, Inc. (b)	2,049	127,940
Express Scripts, Inc. (Class A) (b)	7,058	331,867
Health Management Associates, Inc. (Class A) (b)	4,211	32,719
Health Net, Inc. (b)	2,742	66,823
HEALTHSOUTH Corp. (a)(b)	2,831	52,968
Healthways, Inc. (b)	364	4,339
Henry Schein, Inc. (a)(b)	2,423	133,023
Humana, Inc. (b)	2,862	130,707
Laboratory Corp. of America Holdings (a)(b)	1,481	111,593
Lincare Holdings, Inc. (a)	3,374	109,689
McKesson Corp.	4,494	301,817
Medco Health Solutions, Inc. (b)	7,431	409,299
Omnicare, Inc. (a)	2,360	55,932
Patterson Cos., Inc. (a)	2,363	67,416
PharMerica Corp. (a)(b)	330	4,838
PSS World Medical, Inc. (a)(b)	2,142	45,303
Psychiatric Solutions, Inc. (b)	1,492	48,818
Quest Diagnostics, Inc.	1,921	95,608
Tenet Healthcare Corp. (a)(b)	8,614	37,385
UnitedHealth Group, Inc.	17,211	488,792
VCA Antech, Inc. (a)(b)	2,492	61,702
WellCare Health Plans, Inc. (a)(b)	320	7,597
WellPoint, Inc. (b)	7,617	372,700

		3,851,747

HEALTH CARE TECHNOLOGY — 0.0% (d)
Phase Forward, Inc. (b)	1,388	23,152
Transcend Services, Inc. (a)(b)	354	4,779

		27,931

HOTELS, RESTAURANTS & LEISURE — 2.0%
Biglari Holdings, Inc. (a)(b)	188	53,937
Bob Evans Farms, Inc.	4,120	101,434
Boyd Gaming Corp. (b)	346	2,938
Brinker International, Inc.	2,072	29,961
Carnival Corp.	5,993	181,228
Darden Restaurants, Inc.	2,530	98,291
Gaylord Entertainment Co. (b)	540	11,929
International Game Technology	5,778	90,715
Interval Leisure Group, Inc. (b)	810	10,085
Las Vegas Sands Corp. (a)(b)	6,016	133,194
Marriott International, Inc. (Class A)	5,768	172,694
McDonald’s Corp.	15,442	1,017,165
MGM MIRAGE, Inc. (a)(b)	2,429	23,416
Orient-Express Hotels, Ltd. (Class A) (a)(b)	396	2,930
Panera Bread Co. (Class A) (a)(b)	650	48,939
Penn National Gaming, Inc. (b)	1,884	43,520
Royal Caribbean Cruises, Ltd. (b)	1,567	35,681
Scientific Games Corp. (Class A) (a)(b)	2,871	26,413
Starbucks Corp.	10,504	255,247
Starwood Hotels & Resorts Worldwide, Inc.	3,450	142,933
The Cheesecake Factory, Inc. (a)(b)	3,074	68,427
Wendy’s/Arby’s Group, Inc. (Class A)	8,439	33,756
Wyndham Worldwide Corp.	5,360	107,950

See accompanying notes to financial statements.

5

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Wynn Resorts, Ltd.	1,729	$131,871
Yum! Brands, Inc.	7,585	296,118

		3,120,772

HOUSEHOLD DURABLES — 0.7%
American Greetings Corp. (Class A) (a)	3,010	56,468
Bassett Furniture Industries, Inc. (b)	4,827	20,660
D.R. Horton, Inc.	5,137	50,497
Fortune Brands, Inc.	2,156	84,472
Garmin Ltd. (a)	2,440	71,199
Harman International Industries, Inc. (b)	1,585	47,376
KB HOME	2,832	31,152
Leggett & Platt, Inc. (a)	4,122	82,687
Lennar Corp. (Class A) (a)	3,440	47,850
Mohawk Industries, Inc. (a)(b)	727	33,267
National Presto Industries, Inc. (a)	644	59,802
Newell Rubbermaid, Inc. (a)	5,640	82,570
NVR, Inc. (b)	123	80,569
Pulte Group, Inc. (a)(b)	7,518	62,249
Ryland Group, Inc. (a)	1,177	18,620
Stanley Black & Decker, Inc.	1,843	93,108
Toll Brothers, Inc. (b)	2,375	38,855
Whirlpool Corp. (a)	1,301	114,254

		1,075,655

HOUSEHOLD PRODUCTS — 2.3%
Church & Dwight Co., Inc. (a)	2,169	136,018
Colgate-Palmolive Co.	6,985	550,139
Energizer Holdings, Inc. (a)(b)	1,233	61,995
Kimberly-Clark Corp.	5,394	327,038
Procter & Gamble Co.	40,859	2,450,723
The Clorox Co.	1,926	119,720

		3,645,633

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Calpine Corp. (b)	5,010	63,727
Constellation Energy Group, Inc. (a)	2,913	93,944
Mirant Corp. (b)	3,610	38,122
NRG Energy, Inc. (b)	5,015	106,368
RRI Energy, Inc. (b)	7,335	27,800
The AES Corp. (b)	10,534	97,334

		427,295

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	8,998	710,752
General Electric Co.	149,298	2,152,877
McDermott International, Inc. (b)	4,215	91,297
Textron, Inc. (a)	3,770	63,977

		3,018,903

INSURANCE — 4.3%
AFLAC, Inc.	6,893	294,124
American International Group, Inc. (a)(b)	4,734	163,039
American Physicians Service Group, Inc. (a)	1,717	41,981
AON Corp.	3,760	139,571
Arthur J. Gallagher & Co. (a)	1,518	37,009
Assurant, Inc.	2,131	73,946
Berkshire Hathaway, Inc. (Class B) (b)	27,815	2,216,577
Chubb Corp.	5,524	276,255
Cincinnati Financial Corp. (a)	2,332	60,329
Crawford & Co. (Class B) (b)	468	1,479
Donegal Group, Inc. (Class A) (a)	1,994	24,506
Eastern Insurance Holdings, Inc.	938	9,962
Everest Re Group, Ltd.	962	68,033
Fidelity National Financial, Inc. (Class A)	3,870	50,271
Genworth Financial, Inc. (Class A) (b)	6,318	82,576
Hartford Financial Services Group, Inc. (a)	5,182	114,678
Lincoln National Corp.	6,106	148,315
Loews Corp.	6,733	224,276
Marsh & McLennan Cos., Inc.	6,762	152,483
MBIA, Inc. (b)	2,499	14,019
Mercer Insurance Group, Inc.	354	5,990
MetLife, Inc.	7,101	268,134
NYMAGIC, Inc. (a)	1,621	31,269
Old Republic International Corp.	4,105	49,794
PartnerRe, Ltd.	1,051	73,717
PMA Capital Corp. (Class A) (b)	3,335	21,844
Principal Financial Group, Inc.	5,141	120,505
ProAssurance Corp. (b)	1,896	107,617
Protective Life Corp.	434	9,283
Prudential Financial, Inc.	6,435	345,302
Reinsurance Group of America, Inc.	1,102	50,372
RenaissanceRe Holdings, Ltd.	1,186	66,736
Seabright Insurance Holdings (a)	2,329	22,079
Selective Insurance Group, Inc.	3,672	54,566
The Allstate Corp.	8,275	237,741
The Hanover Insurance Group, Inc. (a)	1,627	70,775
The Phoenix Cos., Inc. (a)(b)	6,581	13,886
The Progressive Corp.	9,202	172,261
The Travelers Cos., Inc.	9,177	451,967
Torchmark Corp.	1,229	60,848
Transatlantic Holdings, Inc.	902	43,260
Unum Group	6,457	140,117
Validus Holdings, Ltd.	2,181	53,260
W.R. Berkley Corp.	2,058	54,455
XL Group PLC	4,594	73,550

		6,792,757

INTERNET & CATALOG RETAIL — 0.5%
Amazon.com, Inc. (b)	4,503	491,998
Expedia, Inc.	4,787	89,900
HSN, Inc. (b)	810	19,440
Liberty Media Corp — Interactive (Class A) (b)	9,235	96,967
Netflix, Inc. (b)	572	62,148
Priceline.com, Inc. (b)	503	88,800

		849,253

INTERNET SOFTWARE & SERVICES — 1.6%
Akamai Technologies, Inc. (b)	3,146	127,633
AOL, Inc. (a)(b)	1,679	34,906

See accompanying notes to financial statements.

6

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Art Technology Group, Inc. (a)(b)	5,257	$17,979
EarthLink, Inc. (a)	5,517	43,915
eBay, Inc. (b)	14,557	285,463
Equinix, Inc. (a)(b)	589	47,839
Google, Inc. (Class A) (b)	3,198	1,422,950
IAC/InterActive Corp. (b)	2,019	44,358
Internap Network Services Corp. (b)	4,235	17,660
Local.com Corp. (b)	4,530	30,985
Monster Worldwide, Inc. (a)(b)	3,086	35,952
Terremark Worldwide, Inc. (a)(b)	2,978	23,258
VeriSign, Inc. (b)	3,224	85,597
WebMD Health Corp. (b)	799	37,098
Yahoo!, Inc. (b)	16,664	230,463

		2,486,056

IT SERVICES — 2.8%
Alliance Data Systems Corp. (b)	946	56,306
Automatic Data Processing, Inc.	7,730	311,210
Broadridge Financial Solutions, Inc.	2,689	51,226
Cognizant Technology Solutions Corp. (Class A) (b)	5,053	252,953
Computer Sciences Corp.	2,880	130,320
Fidelity National Information Services, Inc.	6,741	180,794
Fiserv, Inc. (b)	3,382	154,422
International Business Machines Corp.	17,877	2,207,452
Lender Processing Services, Inc.	1,930	60,428
Mastercard, Inc. (Class A)	1,140	227,464
Paychex, Inc. (a)	5,390	139,978
SAIC, Inc. (a)(b)	2,222	37,196
The Western Union Co.	9,468	141,168
Total System Services, Inc. (a)	3,029	41,194
Unisys Corp. (b)	1,169	21,615
Visa, Inc. (Class A)	6,177	437,023

		4,450,749

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp. (a)	2,406	29,907
Eastman Kodak Co. (a)(b)	5,035	21,852
Hasbro, Inc.	3,356	137,932
Mattel, Inc.	7,553	159,821
Pool Corp.	2,700	59,184

		408,696

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (b)	1,565	9,233
Charles River Laboratories International, Inc. (b)	998	34,142
Covance, Inc. (a)(b)	917	47,060
Furiex Pharmaceuticals, Inc. (b)	97	985
Illumina, Inc. (a)(b)	1,894	82,446
Life Technologies Corp. (b)	2,908	137,403
Millipore Corp. (b)	1,304	139,072
PerkinElmer, Inc.	3,458	71,477
Pharmaceutical Product Development, Inc.	1,144	29,069
Pure Bioscience (a)(b)	12,679	30,303
Sequenom, Inc. (b)	1,212	7,163
Techne Corp.	1,436	82,498
Thermo Fisher Scientific, Inc. (b)	6,536	320,591
Waters Corp. (b)	1,938	125,389

		1,116,831

MACHINERY — 2.3%
AGCO Corp. (a)(b)	1,101	29,694
Bucyrus International, Inc.	1,521	72,171
Caterpillar, Inc.	8,737	524,832
CLARCOR, Inc.	1,013	35,982
Crane Co.	1,967	59,423
Cummins, Inc.	2,549	166,016
Danaher Corp.	6,542	242,839
Deere & Co.	5,954	331,519
Donaldson Co., Inc.	1,131	48,237
Dover Corp.	2,578	107,735
Eaton Corp.	2,458	160,852
Federal Signal Corp. (a)	5,150	31,106
Flowserve Corp.	746	63,261
Harsco Corp.	2,023	47,540
IDEX Corp.	3,632	103,766
Illinois Tool Works, Inc.	9,009	371,892
John Bean Technologies Corp.	411	6,268
Joy Global, Inc.	1,977	99,028
Lincoln Electric Holdings, Inc.	920	46,911
Mueller Water Products, Inc. (Class A)	4,194	15,560
Navistar International Corp. (b)	1,136	55,891
Oshkosh Corp. (a)(b)	2,233	69,580
PACCAR, Inc. (a)	4,751	189,422
Pall Corp.	3,603	123,835
Parker-Hannifin Corp.	2,907	161,222
Pentair, Inc.	2,377	76,539
SPX Corp.	1,269	67,016
Terex Corp. (a)(b)	1,543	28,916
The Manitowoc Co., Inc.	2,208	20,181
The Timken Co.	2,796	72,668
WABCO Holdings, Inc. (b)	1,414	44,513
Watts Water Technologies, Inc. (a)	2,359	67,609

		3,542,024

MEDIA — 3.1%
Ascent Media Corp. (Class A) (a)(b)	201	5,077
Cablevision Systems Corp. (Class A)	4,027	96,688
CBS Corp.	9,883	127,787
Comcast Corp. (Class A)	39,082	678,854
DIRECTV (Class A) (b)	15,575	528,304
Discovery Communications, Inc. (Series A) (a)(b)	4,485	160,159
DISH Network Corp. (Class A)	4,530	82,220
Gannett Co., Inc.	6,061	81,581
Journal Communications, Inc. (Class A) (b)	5,272	20,930
Knology, Inc. (a)(b)	3,624	39,610
Lamar Advertising Co. (Class A) (b)	1,812	44,430
Liberty Global, Inc. (Series A) (a)(b)	6,021	156,486
Liberty Media — Starz (Series A) (b)	739	38,310

See accompanying notes to financial statements.

7

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Liberty Media Corp.- Interactive (Class A) (b)	1,845	$77,324
Live Nation, Inc. (a)(b)	2,207	23,063
Madison Square Garden, Inc. (Class A) (b)	1,006	19,788
News Corp. (Class A)	31,934	381,931
Omnicom Group, Inc. (a)	4,373	149,994
Scripps Networks Interactive (Class A)	1,014	40,905
Sirius XM Radio, Inc. (a)(b)	50,030	47,503
The Interpublic Group of Cos., Inc. (b)	8,430	60,106
The McGraw-Hill Cos., Inc.	5,569	156,712
The New York Times Co. (Class A) (a)(b)	1,677	14,506
The Walt Disney Co.	25,774	811,881
Time Warner Cable, Inc.	4,329	225,454
Time Warner, Inc.	18,467	533,881
Viacom, Inc. (Class B)	7,599	238,381
Virgin Media, Inc. (a)	4,429	73,920

		4,915,785

METALS & MINING — 1.1%
AK Steel Holding Corp.	3,180	37,906
Alcoa, Inc.	12,317	123,909
Allegheny Technologies, Inc. (a)	1,436	63,457
Century Aluminum Co. (a)(b)	1,025	9,051
Cliffs Natural Resources, Inc.	2,002	94,414
Commercial Metals Co.	2,166	28,635
Freeport-McMoRan Copper & Gold, Inc.	6,139	362,999
Newmont Mining Corp.	6,359	392,605
Nucor Corp.	4,175	159,819
Reliance Steel & Aluminum Co.	762	27,546
Royal Gold, Inc.	1,048	50,304
Schnitzer Steel Industries, Inc. (Class A) (a)	572	22,422
Southern Copper Corp.	3,345	88,776
Steel Dynamics, Inc.	3,097	40,849
Titanium Metals Corp. (b)	1,820	32,014
United States Steel Corp.	2,377	91,633
Walter Energy, Inc.	1,107	67,361
Worthington Industries, Inc. (a)	824	10,597

		1,704,297

MULTI-UTILITIES — 1.1%
Ameren Corp.	2,899	68,909
CMS Energy Corp.	5,720	83,798
Consolidated Edison, Inc.	3,806	164,039
Dominion Resources, Inc.	8,732	338,278
DTE Energy Co. (a)	1,743	79,498
NiSource, Inc.	4,093	59,348
PG&E Corp.	5,002	205,582
Public Service Enterprise Group, Inc.	6,376	199,760
Sempra Energy	3,355	156,980
TECO Energy, Inc. (a)	6,041	91,038
Wisconsin Energy Corp.	1,436	72,863
Xcel Energy, Inc. (a)	7,965	164,159

		1,684,252

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (b)	2,586	82,985
Dillard’s, Inc. (Class A)	904	19,436
Dollar Tree Stores, Inc. (b)	2,828	117,709
Family Dollar Stores, Inc.	2,427	91,474
J.C. Penney Co., Inc. (a)	3,320	71,314
Kohl’s Corp. (b)	4,211	200,022
Macy’s, Inc.	7,408	132,603
Nordstrom, Inc.	3,721	119,779
Sears Holdings Corp. (a)(b)	1,210	78,226
Target Corp.	9,710	477,441

		1,390,989

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	24,337	195,670
Zebra Technologies Corp. (Class A) (b)	2,149	54,520

		250,190

OIL, GAS & CONSUMABLE FUELS — 8.3%
Abraxas Petroleum Corp. (a)(b)	5,436	15,221
Adams Resources & Energy, Inc.	354	6,372
Alpha Natural Resources, Inc. (b)	2,912	98,629
Anadarko Petroleum Corp.	6,962	251,259
Apache Corp.	4,926	414,720
Approach Resources, Inc. (b)	468	3,220
Arch Coal, Inc.	2,904	57,528
Arena Resources, Inc. (b)	1,163	37,100
Barnwell Industries, Inc. (b)	820	2,296
Blue Dolphin Energy Co. (a)(b)	14,312	5,152
BPZ Resources, Inc. (a)(b)	1,174	4,872
Brigham Exploration Co. (b)	746	11,473
Cabot Oil & Gas Corp. (a)	954	29,879
Chesapeake Energy Corp. (a)	8,479	177,635
Chevron Corp.	28,366	1,924,917
Cimarex Energy Co. (a)	858	61,416
Clayton Williams Energy, Inc. (b)	118	4,970
Concho Resources, Inc. (a)(b)	1,548	85,651
ConocoPhillips	18,736	919,750
CONSOL Energy, Inc.	2,934	99,052
Contango Oil & Gas Co. (b)	236	10,561
CREDO Petroleum Corp. (b)	468	3,444
Delta Petroleum Corp. (a)(b)	1,049	902
Denbury Resources, Inc. (b)	5,630	82,423
Devon Energy Corp.	6,223	379,105
Double Eagle Petroleum Co. (b)	820	3,485
El Paso Corp.	11,727	130,287
EOG Resources, Inc.	3,725	366,428
EXCO Resources, Inc.	3,050	44,561
Exxon Mobil Corp.	71,981	4,107,956
Forest Oil Corp. (b)	1,774	48,537
Frontier Oil Corp.	2,291	30,814
Gasco Energy, Inc. (b)	9,243	3,291
GMX Resources, Inc. (a)(b)	236	1,532
Goodrich Petroleum Corp. (a)(b)	762	9,144
Hess Corp.	4,095	206,142
Holly Corp. (a)	1,108	29,451
Houston American Energy Corp. (a)	7,432	73,280
Marathon Oil Corp.	10,494	326,258
Massey Energy Co.	2,442	66,789

See accompanying notes to financial statements.

8

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Murphy Oil Corp.	2,862	$141,812
Newfield Exploration Co. (b)	1,928	94,202
Noble Energy, Inc.	2,972	179,301
Occidental Petroleum Corp.	11,636	897,717
Panhandle Oil & Gas, Inc. (a)	354	9,356
Patriot Coal Corp. (b)	1,880	22,090
Peabody Energy Corp.	3,924	153,546
Petrohawk Energy Corp. (a)(b)	4,048	68,695
Pioneer Natural Resources Co. (a)	2,709	161,050
Plains Exploration & Production Co. (b)	2,474	50,989
PrimeEnergy Corp. (b)	118	2,329
Quicksilver Resources, Inc. (a)(b)	698	7,678
Range Resources Corp. (a)	2,802	112,500
Rex Energy Corp. (a)(b)	1,056	10,666
SandRidge Energy, Inc. (a)(b)	786	4,582
SM Energy Co.	2,862	114,938
Southwestern Energy Co. (b)	5,399	208,617
Spectra Energy Corp.	8,778	176,174
Sunoco, Inc.	2,251	78,267
Tesoro Corp. (a)	3,247	37,893
The Williams Cos., Inc.	8,978	164,118
Toreador Resources Corp. (b)	938	5,159
Ultra Petroleum Corp. (a)(b)	1,784	78,942
Valero Energy Corp.	7,860	141,323
Zion Oil & Gas, Inc. (a)(b)	2,133	10,708

		13,068,154

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp. (a)	185	9,093
International Paper Co.	7,695	174,138
MeadWestvaco Corp.	4,778	106,071
Weyerhaeuser Co.	3,031	106,691

		395,993

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	6,762	179,193
Herbalife, Ltd.	1,334	61,431
The Estee Lauder Cos., Inc. (Class A) (a)	2,631	146,625

		387,249

PHARMACEUTICALS — 5.3%
Abbott Laboratories	21,724	1,016,249
Allergan, Inc.	4,338	252,732
Auxilium Pharmaceuticals, Inc. (b)	869	20,421
Bristol-Myers Squibb Co.	26,553	662,232
Eli Lilly & Co.	13,086	438,381
Endo Pharmaceuticals Holdings, Inc. (b)	1,884	41,109
Forest Laboratories, Inc. (b)	4,974	136,437
Johnson & Johnson	38,402	2,268,022
King Pharmaceuticals, Inc. (b)	3,709	28,151
Merck & Co., Inc.	43,046	1,505,319
Mylan, Inc. (a)(b)	5,518	94,027
Nektar Therapeutics (a)(b)	1,092	13,213
Perrigo Co. (a)	1,577	93,153
Pfizer, Inc.	111,936	1,596,207
Questcor Pharmaceuticals, Inc. (b)	1,289	13,161
Repros Therapeutics, Inc. (b)	3,264	1,175
ViroPharma, Inc. (b)	1,906	21,366
VIVUS, Inc. (a)(b)	3,746	35,962
Watson Pharmaceuticals, Inc. (b)	2,492	101,100

		8,338,417

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	2,966	83,226
IHS, Inc. (Class A) (a)(b)	882	51,526
Manpower, Inc.	1,338	57,775
Robert Half International, Inc. (a)	4,007	94,365
The Dun & Bradstreet Corp. (a)	1,365	91,619

		378,511

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Agree Realty Corp.	3,578	83,439
AMB Property Corp. (a)	1,363	32,317
American Campus Communities, Inc.	1,695	46,257
Annaly Capital Management, Inc.	8,714	149,445
Apartment Investment & Management Co. (Class A)	2,902	56,212
Ashford Hospitality Trust (a)(b)	7,983	58,515
AvalonBay Communities, Inc.	1,284	119,887
BioMed Realty Trust, Inc.	2,578	41,480
Boston Properties, Inc.	3,253	232,069
BRE Properties, Inc.	1,055	38,961
Camden Property Trust (a)	346	14,134
Care Investment Trust, Inc.	2,850	24,738
CBL & Associates Properties, Inc. (a)	1,377	17,130
Cedar Shopping Centers, Inc. (a)	2,433	14,647
Cogdell Spencer, Inc.	1,683	11,377
Corporate Office Properties Trust (a)	2,301	86,886
Developers Diversified Realty Corp.	2,319	22,958
Digital Realty Trust, Inc. (a)	1,077	62,121
Duke Realty Corp.	2,788	31,644
Equity Residential (a)	4,983	207,492
Extra Space Storage, Inc.	2,084	28,968
Glimcher Realty Trust (a)	4,291	25,660
HCP, Inc.	4,154	133,967
Health Care REIT, Inc.	1,231	51,850
Home Properties, Inc. (a)	736	33,172
Hospitality Properties Trust	2,271	47,918
Host Hotels & Resorts, Inc.	10,257	138,264
Investors Real Estate Trust	9,985	88,168
Kimco Realty Corp.	3,576	48,061
LaSalle Hotel Properties	3,348	68,868
Lexington Realty Trust (a)	2,178	13,090
Liberty Property Trust	1,608	46,391
Monmouth Real Estate Investment Corp. (a)	6,075	44,894
National Retail Properties, Inc.	4,306	92,321
Nationwide Health Properties, Inc.	1,446	51,723
Pennsylvania Real Estate Investment Trust	2,860	34,949
Pittsburgh & West Virginia Railroad (a)	2,623	27,017
Plum Creek Timber Co., Inc.	3,270	112,913
Post Properties, Inc. (a)	540	12,274
ProLogis (a)	5,223	52,909
Public Storage (a)	1,369	120,349
Realty Income Corp. (a)	2,084	63,208

See accompanying notes to financial statements.

9

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Regency Centers Corp. (a)	176	$6,054
Senior Housing Properties Trust	1,822	36,640
Simon Property Group, Inc. (a)	3,674	296,675
SL Green Realty Corp. (a)	786	43,261
Sunstone Hotel Investors, Inc. (b)	88	874
Tanger Factory Outlet Centers, Inc.	2,005	82,967
The Macerich Co. (a)	2,449	91,397
Transcontinental Realty Investors, Inc. (b)	804	7,421
UDR, Inc. (a)	2,467	47,194
Urstadt Biddle Properties (Class A) (a)	5,492	88,586
Ventas, Inc.	2,118	99,440
Vornado Realty Trust	4,350	317,332
Walter Investment Management Corp.	400	6,540
Weingarten Realty Investors	1,632	31,090

		3,844,114

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Properties Corp.	2,280	32,011
CB Richard Ellis Group, Inc. (Class A) (b)	5,559	75,658
Forestar Real Estate Group, Inc. (b)	772	13,865
Jones Lang LaSalle, Inc.	936	61,439
The St. Joe Co. (a)(b)	1,341	31,058

		214,031

ROAD & RAIL — 0.9%
CSX Corp.	6,349	315,101
Dollar Thrifty Automotive Group, Inc. (b)	279	11,888
J.B. Hunt Transport Services, Inc. (a)	4,005	130,843
Kansas City Southern (b)	1,762	64,049
Landstar Systems, Inc.	2,413	94,083
Norfolk Southern Corp.	6,062	321,589
Union Pacific Corp.	6,794	472,251
YRC Worldwide, Inc. (b)	1,631	245

		1,410,049

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Micro Devices, Inc. (a)(b)	8,085	59,182
Aetrium, Inc. (a)(b)	7,067	22,968
Altera Corp. (a)	4,743	117,674
Anadigics, Inc. (a)(b)	2,361	10,294
Analog Devices, Inc.	5,083	141,612
Applied Materials, Inc.	20,577	247,336
Atheros Communications, Inc. (b)	2,356	64,884
AXT, Inc. (b)	7,795	35,155
Broadcom Corp. (Class A)	7,591	250,275
Cypress Semiconductor Corp. (b)	2,439	24,488
Energy Conversion Devices, Inc. (a)(b)	1,144	4,690
FEI Co. (a)(b)	1,983	39,085
Intel Corp.	77,996	1,517,022
International Rectifier Corp. (b)	1,674	31,153
Intersil Corp. (Class A) (a)	4,412	53,429
KLA-Tencor Corp.	3,989	111,213
Lam Research Corp. (b)	3,259	124,038
Linear Technology Corp.	4,444	123,588
LSI Corp. (b)	9,386	43,176
Marvell Technology Group, Ltd. (b)	6,641	104,662
Maxim Integrated Products, Inc. (a)	2,477	41,440
MEMC Electronic Materials, Inc. (a)(b)	4,096	40,469
Microchip Technology, Inc. (a)	3,675	101,945
Micron Technology, Inc. (b)	11,420	96,956
Microsemi Corp. (a)(b)	2,334	34,146
MKS Instruments, Inc. (b)	294	5,504
National Semiconductor Corp.	5,937	79,912
Novellus Systems, Inc. (a)(b)	3,395	86,097
NVIDIA Corp. (b)	9,245	94,391
ON Semiconductor Corp. (b)	4,335	27,657
Rambus, Inc. (b)	1,881	32,955
Sigma Designs, Inc. (b)	494	4,945
Skyworks Solutions, Inc. (b)	837	14,053
Teradyne, Inc. (a)(b)	4,899	47,765
Texas Instruments, Inc.	18,427	428,981
Xilinx, Inc. (a)	4,030	101,798

		4,364,938

SOFTWARE — 3.8%
Activision Blizzard, Inc.	9,173	96,225
Adobe Systems, Inc. (b)	9,137	241,491
Autodesk, Inc. (b)	4,716	114,882
BMC Software, Inc. (b)	3,498	121,136
CA, Inc.	6,732	123,869
Cadence Design Systems, Inc. (b)	6,901	39,957
Citrix Systems, Inc. (b)	4,019	169,722
Compuware Corp. (b)	7,757	61,901
Concur Technologies, Inc. (a)(b)	1,236	52,752
Electronic Arts, Inc. (b)	4,328	62,323
Intuit, Inc. (b)	5,450	189,497
Jack Henry & Associates, Inc. (a)	2,046	48,858
McAfee, Inc. (b)	2,659	81,684
Microsoft Corp.	110,297	2,537,934
Novell, Inc. (b)	10,200	57,936
Nuance Communications, Inc. (a)(b)	4,301	64,300
Oracle Corp.	55,592	1,193,004
Parametric Technology Corp. (b)	4,658	72,991
Red Hat, Inc. (b)	3,863	111,795
Rovi Corp. (a)(b)	652	24,717
Salesforce.com, Inc. (a)(b)	1,483	127,271
Smith Micro Software, Inc. (b)	1,825	17,356
Solera Holdings, Inc.	1,620	58,644
Symantec Corp. (b)	13,115	182,036
Synopsys, Inc. (b)	3,833	79,995
TiVo, Inc. (a)(b)	2,860	21,107
Versant Corp. (a)(b)	2,319	25,834
Websense, Inc. (a)(b)	657	12,417

		5,991,634

SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. (Class A)	1,964	60,275
Advance Auto Parts, Inc.	2,250	112,905
Aeropostale, Inc. (a)(b)	1,144	32,764
American Eagle Outfitters, Inc.	3,959	46,518
AutoNation, Inc. (a)(b)	4,174	81,393
AutoZone, Inc. (a)(b)	633	122,308

See accompanying notes to financial statements.

10

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Bed Bath & Beyond, Inc. (b)	4,403	$163,263
Best Buy Co., Inc.	4,761	161,208
Chico’s FAS, Inc.	2,450	24,206
Dick’s Sporting Goods, Inc. (b)	1,552	38,629
Foot Locker, Inc. (a)	3,518	44,397
GameStop Corp. (Class A) (a)(b)	2,163	40,643
Genesco, Inc. (b)	355	9,340
Limited Brands, Inc.	5,492	121,208
Lowe’s Cos., Inc.	19,309	394,290
O’Reilly Automotive, Inc. (b)	3,037	144,440
Office Depot, Inc. (b)	5,559	22,458
PetSmart, Inc.	3,270	98,656
RadioShack Corp. (a)	3,194	62,315
Rent-A-Center, Inc. (b)	2,235	45,281
Ross Stores, Inc. (a)	2,862	152,516
Staples, Inc.	10,532	200,635
The Gap, Inc.	8,386	163,192
The Home Depot, Inc.	24,616	690,971
The Men’s Wearhouse, Inc. (a)	727	13,348
The Sherwin-Williams Co.	1,133	78,392
Tiffany & Co. (a)	2,422	91,818
TJX Cos., Inc.	5,715	239,744
Urban Outfitters, Inc. (a)(b)	2,567	88,279
Williams-Sonoma, Inc. (a)	1,990	49,392

		3,594,784

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc. (b)	1,422	37,327
Coach, Inc.	5,338	195,104
Hanesbrands, Inc. (b)	1,984	47,735
Iconix Brand Group, Inc. (a)(b)	650	9,341
Jones Apparel Group, Inc.	3,338	52,907
Liz Claiborne, Inc. (a)(b)	2,888	12,187
NIKE, Inc. (Class B)	4,044	273,172
Quiksilver, Inc. (b)	4,827	17,860
Under Armour, Inc. (Class A) (a)(b)	827	27,399
V.F. Corp.	970	69,045
Wolverine World Wide, Inc.	3,285	82,848

		824,925

THRIFTS & MORTGAGE FINANCE — 0.3%
Astoria Financial Corp. (a)	1,842	25,346
Berkshire Hills Bancorp, Inc. (a)	2,423	47,200
Federal National Mortgage Association (b)	16,445	5,632
Freddie Mac (b)	11,650	4,812
Hudson City Bancorp, Inc.	4,484	54,884
MGIC Investment Corp. (b)	3,151	21,710
New York Community Bancorp, Inc.	3,883	59,293
NewAlliance Bancshares, Inc.	7,773	87,135
OceanFirst Financial Corp.	4,564	55,088
People’s United Financial, Inc.	4,967	67,055
Radian Group, Inc.	2,285	16,543
TF Financial Corp. NY (a)	236	5,145
TrustCo Bank Corp. NY (a)	8,380	46,928

		496,771

TOBACCO — 1.4%
Altria Group, Inc.	28,972	580,599
Lorillard, Inc.	2,058	148,135
Philip Morris International, Inc.	27,535	1,262,204
Reynolds American, Inc.	2,924	152,399

		2,143,337

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (a)	2,941	147,609
Kaman Corp. (Class A) (a)	2,559	56,605
W.W. Grainger, Inc.	590	58,675
Willis Lease Finance Corp. (b)	468	4,315

		267,204

WATER UTILITIES — 0.1%
Aqua America, Inc. (a)	1,631	28,836
Artesian Resources Corp. (Class A) (a)	468	8,639
Cadiz, Inc. (a)(b)	818	9,873
Connecticut Water Service, Inc. (a)	1,144	24,047
Middlesex Water Co. (a)	5,614	88,982
Pennichuck Corp. (a)	236	5,199
Southwest Water Co.	2,351	24,639
The York Water Co. (a)	2,631	37,360

		227,575

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
American Tower Corp. (Class A) (b)	6,209	276,301
Crown Castle International Corp. (b)	4,274	159,249
Leap Wireless International, Inc. (a)(b)	1,112	14,434
MetroPCS Communications, Inc. (b)	3,296	26,994
NII Holdings, Inc. (b)	2,912	94,698
SBA Communications Corp. (Class A) (a)(b)	2,050	69,721
Sprint Nextel Corp. (a)(b)	37,333	158,292
Telephone & Data Systems, Inc.	2,121	64,457

		864,146

TOTAL COMMON STOCKS —
(Cost $171,120,620)		156,657,101

RIGHTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Zion Oil & Gas, Inc., (expired 06/30/10) (a) (Cost $0)	1,068	21

SHORT TERM INVESTMENTS — 6.7%
MONEY MARKET FUNDS — 6.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,918,748	9,918,748

See accompanying notes to financial statements.

11

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund (e)	541,450	$541,450

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,460,198)		10,460,198

TOTAL INVESTMENTS — 106.2% (g)
(Cost $181,580,818)		167,117,320
OTHER ASSETS AND LIABILITIES — (6.2)%		(9,735,491)

NET ASSETS — 100.0%		$157,381,829

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	Investments of cash collateral for securities loaned.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

12

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.5%
Alliant Techsystems, Inc. (a)(b)	114	$7,075
Boeing Co. (a)	2,236	140,309
General Dynamics Corp.	1,112	65,119
Goodrich Corp. (a)	425	28,156
Honeywell International, Inc. (a)	2,360	92,111
ITT Corp. (a)	617	27,715
L-3 Communications Holdings, Inc.	408	28,903
Lockheed Martin Corp. (a)	992	73,904
Northrop Grumman Corp.	911	49,595
Precision Castparts Corp.	475	48,887
Raytheon Co.	1,247	60,342
Rockwell Collins, Inc. (a)	540	28,690
Spirit Aerosystems Holdings, Inc. (a)(b)	345	6,576
United Technologies Corp. (a)	2,923	189,732

		847,114

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (a)	582	32,394
Expeditors International Washington, Inc. (a)	725	25,020
FedEx Corp.	988	69,269
United Parcel Service, Inc. (Class B)	2,372	134,943

		261,626

AIRLINES — 0.2%
AMR Corp. (a)(b)	875	5,933
Delta Air Lines, Inc. (a)(b)	2,468	28,999
Southwest Airlines Co. (a)	2,500	27,775
UAL Corp. (a)(b)	543	11,164

		73,871

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. (a)(b)	387	14,450
Johnson Controls, Inc.	2,238	60,135
Lear Corp. (b)	120	7,944
The Goodyear Tire & Rubber Co. (a)(b)	803	7,982

		90,511

AUTOMOBILES — 0.4%
Ford Motor Co. (a)(b)	11,391	114,821
Harley-Davidson, Inc. (a)	807	17,940

		132,761

BEVERAGES — 2.4%
Brown-Forman Corp. (Class B) (a)	390	22,320
Coca-Cola Enterprises, Inc.	1,074	27,774
Constellation Brands, Inc. (Class A) (a)(b)	649	10,137
Dr. Pepper Snapple Group, Inc.	784	29,314
Hansen Natural Corp. (a)(b)	247	9,660
Molson Coors Brewing Co. (Class B) (a)	494	20,926
PepsiCo, Inc.	5,436	331,324
The Coca-Cola Co.	7,204	361,064

		812,519

BIOTECHNOLOGY — 1.6%
Alexion Pharmaceuticals, Inc. (a)(b)	257	13,156
Amgen, Inc. (b)	3,159	166,163
Amylin Pharmaceuticals, Inc. (a)(b)	473	8,892
Biogen Idec, Inc. (a)(b)	866	41,092
Celgene Corp. (b)	1,530	77,755
Cephalon, Inc. (a)(b)	231	13,109
Dendreon Corp. (a)(b)	474	15,324
Genzyme Corp. (a)(b)	924	46,912
Gilead Sciences, Inc. (b)	3,008	103,114
Human Genome Sciences, Inc. (b)	541	12,259
Myriad Genetics, Inc. (b)	316	4,724
Talecris Biotherapeutics Holdings Corp. (b)	162	3,418
United Therapeutics Corp. (a)(b)	117	5,711
Vertex Pharmaceuticals, Inc. (a)(b)	614	20,201

		531,830

BUILDING PRODUCTS — 0.1%
Masco Corp. (a)	1,258	13,536
Owens Corning, Inc. (b)	395	11,815

		25,351

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (a)(b)	139	8,447
Ameriprise Financial, Inc.	917	33,131
BlackRock, Inc.	149	21,367
E*TRADE Financial Corp. (b)	585	6,915
Eaton Vance Corp. (a)	391	10,795
Federated Investors, Inc. (Class B) (a)	313	6,482
Franklin Resources, Inc.	546	47,060
Invesco, Ltd. (a)	1,489	25,060
Jefferies Group, Inc. (a)	400	8,432
Legg Mason, Inc. (a)	555	15,557
Morgan Stanley	4,285	99,455
Northern Trust Corp. (a)	837	39,088
Raymond James Financial, Inc. (a)	332	8,197
SEI Investments Co. (a)	457	9,304
State Street Corp. (c)	1,691	57,190
T. Rowe Price Group, Inc.	888	39,418
TD Ameritrade Holding Corp. (a)(b)	824	12,607
The Bank of New York Mellon Corp.	4,059	100,217
The Charles Schwab Corp. (a)	3,180	45,092
The Goldman Sachs Group, Inc.	1,439	188,898

		782,712

CHEMICALS — 2.0%
Air Products & Chemicals, Inc. (a)	669	43,358
Airgas, Inc. (a)	236	14,679
Albemarle Corp.	309	12,270
Ashland, Inc.	195	9,052
Celanese Corp. (Series A)	507	12,629
CF Industries Holdings, Inc. (a)	229	14,530
E. I. du Pont de Nemours & Co.	3,004	103,908
Eastman Chemical Co. (a)	248	13,233
Ecolab, Inc.	844	37,904
FMC Corp. (a)	253	14,530
Huntsman Corp. (a)	386	3,347
International Flavors & Fragrances, Inc. (a)	268	11,369
Intrepid Potash, Inc. (a)(b)	103	2,016
Lubrizol Corp.	230	18,471

See accompanying notes to financial statements.

13

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Monsanto Co.	1,857	$85,831
Nalco Holding Co. (a)	367	7,509
PPG Industries, Inc. (a)	558	33,709
Praxair, Inc.	1,063	80,777
Sigma-Aldrich Corp. (a)	366	18,238
The Dow Chemical Co. (a)	3,844	91,180
The Mosaic Co. (a)	504	19,646
The Scotts Miracle-Gro Co. (Class A) (a)	150	6,661
The Valspar Corp. (a)	311	9,367

		664,214

COMMERCIAL BANKS — 2.8%
BB&T Corp. (a)	2,347	61,750
BOK Financial Corp. (a)	75	3,560
City National Corp. (a)	141	7,223
Comerica, Inc. (a)	603	22,208
Commerce Bancshares, Inc.	216	7,774
Cullen/Frost Bankers, Inc.	191	9,817
Fifth Third Bancorp (a)	2,531	31,106
First Horizon National Corp. (a)(b)	717	8,208
Huntington Bancshares, Inc. (a)	1,981	10,975
Keycorp (a)	2,744	21,101
M&T Bank Corp. (a)	272	23,106
Marshall & Ilsley Corp.	1,470	10,555
PNC Financial Services Group, Inc.	1,768	99,892
Regions Financial Corp. (a)	4,216	27,741
SunTrust Banks, Inc. (a)	1,743	40,612
U.S. Bancorp	6,330	141,476
Wells Fargo & Co.	16,475	421,760

		948,864

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp. (a)	401	12,884
Cintas Corp. (a)	454	10,882
Copart, Inc. (a)(b)	205	7,341
Corrections Corp. of America (a)(b)	437	8,338
Covanta Holding Corp. (a)	413	6,852
Iron Mountain, Inc. (a)	610	13,701
Pitney Bowes, Inc. (a)	719	15,789
R.R. Donnelley & Sons Co.	711	11,639
Republic Services, Inc. (a)	1,052	31,276
Stericycle, Inc. (a)(b)	304	19,936
Waste Connections, Inc. (a)(b)	269	9,386
Waste Management, Inc. (a)	1,522	47,623

		195,647

COMMUNICATIONS EQUIPMENT — 2.2%
Brocade Communications Systems, Inc. (a)(b)	1,177	6,073
Cisco Systems, Inc. (b)	19,476	415,033
F5 Networks, Inc. (a)(b)	224	15,360
Harris Corp. (a)	462	19,242
Juniper Networks, Inc. (a)(b)	1,795	40,962
Motorola, Inc. (a)(b)	7,169	46,742
QUALCOMM, Inc.	5,596	183,773
Tellabs, Inc.	1,059	6,767

		733,952

COMPUTERS & PERIPHERALS — 4.3%
Apple, Inc. (b)	3,032	762,639
Dell, Inc. (a)(b)	5,862	70,696
EMC Corp. (b)	6,929	126,801
Hewlett-Packard Co.	7,816	338,276
NCR Corp. (a)(b)	566	6,860
NetApp, Inc. (a)(b)	1,110	41,414
SanDisk Corp. (b)	769	32,352
Seagate Technology (b)	1,640	21,386
Teradata Corp. (b)	615	18,745
Western Digital Corp. (b)	741	22,348

		1,441,517

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)(b)	326	7,518
Fluor Corp. (a)	614	26,095
Jacobs Engineering Group, Inc. (b)	417	15,195
KBR, Inc.	559	11,370
Quanta Services, Inc. (b)	659	13,608
The Shaw Group, Inc. (a)(b)	349	11,943
URS Corp. (b)	288	11,333

		97,062

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (a)	137	11,619
Vulcan Materials Co. (a)	391	17,138

		28,757

CONSUMER FINANCE — 0.7%
American Express Co. (a)	3,578	142,047
AmeriCredit Corp. (b)	132	2,405
Capital One Financial Corp. (a)	1,498	60,369
Discover Financial Services	1,851	25,877
SLM Corp. (a)(b)	1,587	16,489

		247,187

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc. (a)	222	8,396
Ball Corp.	320	16,906
Bemis Co., Inc.	345	9,315
Crown Holdings, Inc. (b)	545	13,647
Owens-Illinois, Inc. (a)(b)	583	15,420
Pactiv Corp. (b)	445	12,393
Sealed Air Corp. (a)	545	10,748
Sonoco Products Co. (a)	334	10,180

		97,005

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	551	21,737

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc. (b)	452	19,196
Career Education Corp. (a)(b)	132	3,038
DeVry, Inc.	210	11,023
Education Management Corp. (a)(b)	67	1,022
H&R Block, Inc.	1,151	18,059
ITT Educational Services, Inc. (a)(b)	134	11,125
Strayer Education, Inc. (a)	47	9,771
Weight Watchers International, Inc. (a)	129	3,314

		76,548

DIVERSIFIED FINANCIAL SERVICES — 4.2%
Bank of America Corp.	33,525	481,754

See accompanying notes to financial statements.

14

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

CIT Group, Inc. (b)	607	$20,553
Citigroup, Inc. (b)	70,862	266,441
CME Group, Inc.	226	63,630
Intercontinental Exchange, Inc. (b)	246	27,805
JPMorgan Chase & Co.	13,354	488,890
Leucadia National Corp. (a)(b)	568	11,082
Moody’s Corp. (a)	656	13,067
MSCI, Inc. (Class A) (b)	397	10,878
NYSE Euronext (a)	879	24,287
The NASDAQ OMX Group, Inc. (a)(b)	534	9,495

		1,417,882

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	20,056	485,155
CenturyTel, Inc. (a)	1,015	33,810
Frontier Communications Corp. (a)	1,070	7,608
Level 3 Communications, Inc. (b)	5,395	5,881
Qwest Communications International, Inc. (a)	4,856	25,494
Verizon Communications, Inc.	9,626	269,720
Windstream Corp. (a)	1,508	15,924

		843,592

ELECTRIC UTILITIES — 1.9%
Allegheny Energy, Inc. (a)	575	11,891
American Electric Power Co., Inc.	1,620	52,326
DPL, Inc. (a)	383	9,154
Duke Energy Corp. (a)	4,416	70,656
Edison International (a)	1,022	32,418
Entergy Corp. (a)	642	45,980
Exelon Corp.	2,270	86,192
FirstEnergy Corp. (a)	1,033	36,392
ITC Holdings Corp. (a)	167	8,836
NextEra Energy, Inc.	1,374	66,996
Northeast Utilities	629	16,027
NV Energy, Inc.	795	9,389
Pepco Holdings, Inc. (a)	732	11,478
Pinnacle West Capital Corp.	345	12,544
PPL Corp.	1,265	31,562
Progress Energy, Inc. (a)	984	38,592
The Southern Co. (a)	2,699	89,823
Westar Energy, Inc. (a)	366	7,909

		638,165

ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	357	14,334
Emerson Electric Co.	2,556	111,672
First Solar, Inc. (a)(b)	153	17,416
Hubbell, Inc. (Class B)	182	7,224
Rockwell Automation, Inc. (a)	527	25,870
Roper Industries, Inc. (a)	302	16,900
SunPower Corp. (Class A) (a)(b)	384	4,646

		198,062

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Agilent Technologies, Inc. (b)	1,219	34,656
Amphenol Corp. (Class A) (a)	603	23,686
Arrow Electronics, Inc. (b)	410	9,164
Avnet, Inc. (a)(b)	500	12,055
Corning, Inc.	5,397	87,162
Dolby Laboratories, Inc. (Class A) (a)(b)	180	11,284
FLIR Systems, Inc. (b)	470	13,672
Ingram Micro, Inc. (Class A) (b)	468	7,109
Itron, Inc. (a)(b)	104	6,429
Jabil Circuit, Inc. (a)	544	7,235
Mettler-Toledo International, Inc. (a)(b)	112	12,503
Molex, Inc. (a)	452	8,244
Trimble Navigation, Ltd. (a)(b)	433	12,124

		245,323

ENERGY EQUIPMENT & SERVICES — 1.7%
Baker Hughes, Inc. (a)	1,449	60,235
Cameron International Corp. (b)	816	26,536
Diamond Offshore Drilling, Inc. (a)	224	13,931
FMC Technologies, Inc. (b)	443	23,328
Halliburton Co.	3,036	74,534
Helmerich & Payne, Inc. (a)	317	11,577
Nabors Industries, Ltd. (b)	970	17,091
National-Oilwell Varco, Inc.	1,390	45,967
Oceaneering International, Inc. (b)	152	6,825
Patterson-UTI Energy, Inc. (a)	530	6,821
Pride International, Inc. (b)	599	13,382
Rowan Cos., Inc. (b)	371	8,140
Schlumberger, Ltd. (a)	3,966	219,478
Smith International, Inc.	777	29,254
Tidewater, Inc. (a)	178	6,892

		563,991

FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp. (a)	1,458	79,942
CVS Caremark Corp.	4,569	133,963
Safeway, Inc. (a)	1,279	25,145
SUPERVALU, Inc. (a)	723	7,837
Sysco Corp. (a)	2,003	57,226
The Kroger Co.	2,087	41,093
Wal-Mart Stores, Inc.	7,115	342,018
Walgreen Co. (a)	3,364	89,819
Whole Foods Market, Inc. (a)(b)	384	13,832

		790,875

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	1,994	51,485
Bunge, Ltd.	514	25,284
Campbell Soup Co. (a)	770	27,589
ConAgra Foods, Inc.	1,543	35,983
Dean Foods Co. (a)(b)	592	5,961
Flowers Foods, Inc. (a)	290	7,085
General Mills, Inc.	2,107	74,841
Green Mountain Coffee Roasters, Inc. (b)	319	8,198
H.J. Heinz Co. (a)	1,066	46,073
Hormel Foods Corp. (a)	252	10,201
Kellogg Co. (a)	813	40,894
Kraft Foods, Inc. (Class A)	5,371	150,388
McCormick & Co., Inc. (a)	391	14,842
Mead Johnson Nutrition Co.	733	36,738
Ralcorp Holdings, Inc. (b)	195	10,686

See accompanying notes to financial statements.

15

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Sara Lee Corp. (a)	2,238	$31,556
Smithfield Foods, Inc. (b)	439	6,541
The Hershey Co. (a)	552	26,457
The J.M. Smucker Co. (a)	403	24,269
Tyson Foods, Inc. (Class A)	991	16,242

		651,313

GAS UTILITIES — 0.3%
AGL Resources, Inc.	263	9,421
Atmos Energy Corp.	310	8,382
Energen Corp.	214	9,487
EQT Corp. (a)	437	15,793
National Fuel Gas Co. (a)	229	10,506
ONEOK, Inc.	336	14,532
Questar Corp. (a)	589	26,794
UGI Corp.	364	9,260

		104,175

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Baxter International, Inc.	1,991	80,914
Beckman Coulter, Inc. (a)	199	11,998
Becton, Dickinson & Co.	773	52,270
Boston Scientific Corp. (a)(b)	5,012	29,070
C.R. Bard, Inc.	340	26,360
CareFusion Corp. (a)(b)	605	13,734
DENTSPLY International, Inc.	463	13,848
Edwards Lifesciences Corp. (a)(b)	383	21,456
Gen-Probe, Inc. (a)(b)	186	8,448
Hologic, Inc. (b)	859	11,966
Hospira, Inc. (a)(b)	542	31,138
IDEXX Laboratories, Inc. (a)(b)	208	12,667
Intuitive Surgical, Inc. (a)(b)	128	40,399
Inverness Medical Innovations, Inc. (a)(b)	258	6,878
Kinetic Concepts, Inc. (a)(b)	167	6,097
Medtronic, Inc.	3,773	136,847
ResMed, Inc. (a)(b)	256	15,567
St. Jude Medical, Inc. (a)(b)	1,078	38,905
Stryker Corp. (a)	1,033	51,712
Teleflex, Inc.	135	7,328
Varian Medical Systems, Inc. (a)(b)	429	22,428
Zimmer Holdings, Inc. (b)	681	36,808

		676,838

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.	1,492	39,359
AmerisourceBergen Corp.	951	30,194
Cardinal Health, Inc. (a)	1,207	40,567
CIGNA Corp.	937	29,103
Community Health Systems, Inc. (a)(b)	317	10,718
Coventry Health Care, Inc. (a)(b)	505	8,928
DaVita, Inc. (a)(b)	363	22,666
Express Scripts, Inc. (Class A) (b)	1,739	81,768
Henry Schein, Inc. (a)(b)	316	17,348
Humana, Inc. (a)(b)	580	26,489
Laboratory Corp. of America Holdings (a)(b)	365	27,503
Lincare Holdings, Inc. (a)	173	5,624
McKesson Corp.	935	62,795
Medco Health Solutions, Inc. (b)	1,509	83,116
Omnicare, Inc. (a)	360	8,532
Patterson Cos., Inc. (a)	338	9,643
Quest Diagnostics, Inc.	493	24,537
UnitedHealth Group, Inc.	3,934	111,725
Universal Health Services, Inc. (Class B)	314	11,979
WellPoint, Inc. (b)	1,434	70,166

		722,760

HEALTH CARE TECHNOLOGY — 0.0% (d)
Cerner Corp. (a)(b)	215	16,316

HOTELS, RESTAURANTS & LEISURE — 1.8%
Burger King Holdings, Inc. (a)	309	5,204
Carnival Corp.	1,444	43,666
Chipotle Mexican Grill, Inc. (a)(b)	106	14,502
Darden Restaurants, Inc. (a)	514	19,969
Hyatt Hotels Corp. (Class A) (a)(b)	130	4,822
International Game Technology (a)	1,019	15,998
Las Vegas Sands Corp. (a)(b)	1,550	34,317
Marriott International, Inc. (Class A) (a)	1,046	31,317
McDonald’s Corp.	3,655	240,755
MGM MIRAGE, Inc. (a)(b)	839	8,088
Penn National Gaming, Inc. (a)(b)	296	6,838
Royal Caribbean Cruises, Ltd. (a)(b)	468	10,656
Starbucks Corp. (a)	2,487	60,434
Starwood Hotels & Resorts Worldwide, Inc. (a)	579	23,988
Wendy’s/Arby’s Group, Inc. (Class A) (a)	1,562	6,248
Wyndham Worldwide Corp. (a)	527	10,614
Wynn Resorts, Ltd.	242	18,457
Yum! Brands, Inc. (a)	1,573	61,410

		617,283

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (a)	930	9,142
Fortune Brands, Inc. (a)	520	20,373
Garmin Ltd. (a)	417	12,168
Harman International Industries, Inc. (b)	180	5,380
Leggett & Platt, Inc. (a)	546	10,953
Lennar Corp. (Class A) (a)	393	5,467
Mohawk Industries, Inc. (a)(b)	183	8,374
Newell Rubbermaid, Inc. (a)	939	13,747
NVR, Inc. (a)(b)	22	14,411
Pulte Group, Inc. (a)(b)	1,089	9,017
Stanley Black & Decker, Inc.	538	27,180
Toll Brothers, Inc. (a)(b)	457	7,476
Whirlpool Corp. (a)	252	22,131

		165,819

HOUSEHOLD PRODUCTS — 2.5%
Church & Dwight Co., Inc. (a)	236	14,800
Colgate-Palmolive Co. (a)	1,657	130,505
Energizer Holdings, Inc. (a)(b)	281	14,129
Kimberly-Clark Corp.	1,409	85,428
Procter & Gamble Co.	9,704	582,046

See accompanying notes to financial statements.

16

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

The Clorox Co. (a)	472	$29,339

		856,247

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)(b)	1,216	15,467
Constellation Energy Group, Inc. (a)	606	19,543
Mirant Corp. (a)(b)	542	5,724
NRG Energy, Inc. (a)(b)	885	18,771
The AES Corp. (b)	2,570	23,747

		83,252

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co. (a)	2,194	173,304
General Electric Co.	35,993	519,019
McDermott International, Inc. (a)(b)	775	16,786
Textron, Inc. (a)	815	13,831

		722,940

INSURANCE — 4.4%
AFLAC, Inc.	1,585	67,632
Alleghany Corp. (a)(b)	15	4,400
Allied World Assurance Company Holdings, Ltd.	115	5,219
American Financial Group, Inc.	262	7,158
American International Group, Inc. (a)(b)	400	13,776
American National Insurance Co. (a)	33	2,672
AON Corp.	804	29,844
Arch Capital Group, Ltd. (a)(b)	169	12,590
Assurant, Inc.	403	13,984
Assured Guaranty, Ltd. (a)	476	6,317
Axis Capital Holdings, Ltd.	481	14,295
Berkshire Hathaway, Inc. (Class B) (a)(b)	6,389	509,139
Brown & Brown, Inc. (a)	384	7,350
Chubb Corp.	1,125	56,261
Cincinnati Financial Corp. (a)	513	13,271
CNA Financial Corp. (a)(b)	92	2,352
Everest Re Group, Ltd.	199	14,073
Fidelity National Financial, Inc. (Class A) (a)	984	12,782
First American Financial Corp. (a)	508	6,441
Genworth Financial, Inc. (Class A) (b)	1,729	22,598
Hartford Financial Services Group, Inc.	1,467	32,465
HCC Insurance Holdings, Inc.	393	9,731
Lincoln National Corp. (a)	1,033	25,092
Loews Corp. (a)	1,211	40,338
Markel Corp. (a)(b)	32	10,880
Marsh & McLennan Cos., Inc.	1,737	39,169
MetLife, Inc. (a)	1,943	73,368
Old Republic International Corp. (a)	788	9,558
PartnerRe, Ltd.	242	16,974
Principal Financial Group, Inc. (a)	1,056	24,753
Prudential Financial, Inc.	1,514	81,241
Reinsurance Group of America, Inc.	246	11,245
RenaissanceRe Holdings, Ltd. (a)	207	11,648
The Allstate Corp. (a)	1,645	47,261
The Hanover Insurance Group, Inc.	180	7,830
The Progressive Corp.	2,156	40,360
The Travelers Cos., Inc.	1,680	82,740
Torchmark Corp.	300	14,853
Transatlantic Holdings, Inc. (a)	179	8,585
Unum Group	1,125	24,412
Validus Holdings, Ltd. (a)	228	5,568
W.R. Berkley Corp. (a)	489	12,939
Wesco Financial Corp.	4	1,293
White Mountains Insurance Group, Ltd.	28	9,078
XL Group PLC (a)	1,070	17,131

		1,480,666

INTERNET & CATALOG RETAIL — 0.6%
Amazon.com, Inc. (a)(b)	1,148	125,431
Expedia, Inc.	703	13,202
Liberty Media Corp — Interactive (Class A) (b)	2,084	21,882
Netflix, Inc. (b)	155	16,841
Priceline.com, Inc. (a)(b)	134	23,656

		201,012

INTERNET SOFTWARE & SERVICES — 1.6%
Akamai Technologies, Inc. (a)(b)	566	22,963
AOL, Inc. (a)(b)	364	7,567
eBay, Inc. (a)(b)	3,729	73,126
Equinix, Inc. (a)(b)	106	8,609
Google, Inc. (Class A) (b)	768	341,722
IAC/InterActive Corp. (a)(b)	277	6,086
VeriSign, Inc. (a)(b)	659	17,496
Yahoo!, Inc. (a)(b)	4,366	60,382

		537,951

IT SERVICES — 3.2%
Alliance Data Systems Corp. (a)(b)	176	10,476
Automatic Data Processing, Inc. (a)	1,736	69,891
Broadridge Financial Solutions, Inc.	487	9,277
Cognizant Technology Solutions Corp. (Class A) (b)	977	48,909
Computer Sciences Corp.	515	23,304
CoreLogic, Inc.	308	5,439
DST Systems, Inc. (a)	141	5,096
Fidelity National Information Services, Inc.	1,037	27,812
Fiserv, Inc. (b)	562	25,661
Genpact, Ltd. (a)(b)	211	3,277
Global Payments, Inc. (a)	270	9,866
Hewitt Associates, Inc. (Class A) (b)	294	10,131
International Business Machines Corp.	4,342	536,150
Lender Processing Services, Inc.	321	10,050
Mastercard, Inc. (Class A) (a)	328	65,446
Paychex, Inc. (a)	1,105	28,697
SAIC, Inc. (a)(b)	1,209	20,239
The Western Union Co. (a)	2,454	36,589
Total System Services, Inc. (a)	682	9,275
Visa, Inc. (Class A) (a)	1,657	117,233

		1,072,818

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	435	17,879

See accompanying notes to financial statements.

17

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Mattel, Inc.	1,220	$25,815

		43,694

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Charles River Laboratories International, Inc. (a)(b)	240	8,211
Covance, Inc. (a)(b)	222	11,393
Furiex Pharmaceuticals, Inc. (a)(b)	29	295
Illumina, Inc. (a)(b)	419	18,239
Life Technologies Corp. (a)(b)	580	27,405
Millipore Corp. (a)(b)	183	19,517
PerkinElmer, Inc. (a)	408	8,433
Pharmaceutical Product Development, Inc.	346	8,792
Techne Corp. (a)	127	7,296
Thermo Fisher Scientific, Inc. (b)	1,324	64,942
Waters Corp. (a)(b)	339	21,933

		196,456

MACHINERY — 1.9%
AGCO Corp. (a)(b)	305	8,226
Bucyrus International, Inc.	216	10,249
Caterpillar, Inc. (a)	1,925	115,635
Cummins, Inc. (a)	632	41,162
Danaher Corp.	1,673	62,102
Deere & Co.	1,432	79,734
Donaldson Co., Inc. (a)	231	9,852
Dover Corp. (a)	643	26,871
Eaton Corp. (a)	559	36,581
Flowserve Corp. (a)	196	16,621
Harsco Corp.	290	6,815
Illinois Tool Works, Inc.	1,501	61,961
Joy Global, Inc.	364	18,233
Lincoln Electric Holdings, Inc. (a)	139	7,087
Navistar International Corp. (a)(b)	219	10,775
Oshkosh Corp. (a)(b)	241	7,509
PACCAR, Inc. (a)	1,170	46,648
Pall Corp.	409	14,057
Parker-Hannifin Corp. (a)	545	30,226
Pentair, Inc. (a)	331	10,658
SPX Corp. (a)	186	9,823

		630,825

MEDIA — 3.1%
Cablevision Systems Corp. (Class A)	776	18,632
CBS Corp. (a)	2,078	26,868
Clear Channel Outdoor Holdings, Inc. (Class A) (a)(b)	137	1,189
Comcast Corp. (Class A)	9,537	165,658
DIRECTV (Class A) (a)(b)	3,073	104,236
Discovery Communications, Inc. (Series A) (a)(b)	954	34,067
DISH Network Corp. (Class A)	723	13,122
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	184	5,253
Gannett Co., Inc. (a)	652	8,776
Interactive Data Corp.	122	4,072
John Wiley & Sons, Inc. (Class A) (a)	171	6,613
Liberty Global, Inc. (Series A) (a)(b)	839	21,806
Liberty Media — Starz (Series A) (b)	175	9,072
News Corp. (Class A)	7,881	94,257
Omnicom Group, Inc. (a)	1,056	36,221
Scripps Networks Interactive (Class A)	277	11,174
Sirius XM Radio, Inc. (a)(b)	11,976	11,371
The Interpublic Group of Cos., Inc. (b)	1,654	11,793
The McGraw-Hill Cos., Inc. (a)	1,097	30,870
The Walt Disney Co.	6,074	191,331
The Washington Post Co. (Class B) (a)	20	8,210
Time Warner Cable, Inc. (a)	1,171	60,986
Time Warner, Inc.	3,846	111,188
Viacom, Inc. (Class B)	1,825	57,250
Virgin Media, Inc. (a)	1,007	16,807

		1,060,822

METALS & MINING — 1.1%
Alcoa, Inc. (a)	3,269	32,886
Allegheny Technologies, Inc. (a)	320	14,141
Cliffs Natural Resources, Inc. (a)	452	21,316
Freeport-McMoRan Copper & Gold, Inc.	1,414	83,610
Newmont Mining Corp.	1,615	99,710
Nucor Corp. (a)	977	37,400
Reliance Steel & Aluminum Co.	221	7,989
Southern Copper Corp.	762	20,223
Steel Dynamics, Inc. (a)	620	8,178
United States Steel Corp. (a)	481	18,543
Walter Energy, Inc. (a)	179	10,892

		354,888

MULTI-UTILITIES — 1.4%
Alliant Energy Corp. (a)	378	11,998
Ameren Corp.	693	16,473
CenterPoint Energy, Inc.	1,200	15,792
CMS Energy Corp. (a)	749	10,973
Consolidated Edison, Inc. (a)	924	39,824
Dominion Resources, Inc. (a)	2,060	79,804
DTE Energy Co. (a)	559	25,496
Integrys Energy Group, Inc. (a)	263	11,504
MDU Resources Group, Inc.	570	10,277
NiSource, Inc.	921	13,354
NSTAR (a)	361	12,635
OGE Energy Corp. (a)	321	11,736
PG&E Corp. (a)	1,238	50,882
Public Service Enterprise Group, Inc. (a)	1,728	54,138
SCANA Corp. (a)	376	13,446
Sempra Energy	767	35,888
TECO Energy, Inc. (a)	679	10,232
Vectren Corp. (a)	276	6,530
Wisconsin Energy Corp. (a)	401	20,347
Xcel Energy, Inc. (a)	1,520	31,327

		482,656

MULTILINE RETAIL — 0.8%
Dollar General Corp. (a)(b)	117	3,223
Dollar Tree Stores, Inc. (a)(b)	464	19,316
Family Dollar Stores, Inc.	450	16,961
J. C. Penney Co., Inc. (a)	660	14,177
Kohl’s Corp. (a)(b)	976	46,360

See accompanying notes to financial statements.

18

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Macy’s, Inc. (a)	1,422	$25,454
Nordstrom, Inc. (a)	580	18,670
Sears Holdings Corp. (a)(b)	144	9,310
Target Corp.	2,219	109,108

		262,579

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	4,507	36,236

OIL, GAS & CONSUMABLE FUELS — 8.8%
Alpha Natural Resources, Inc. (b)	354	11,990
Anadarko Petroleum Corp.	1,629	58,791
Apache Corp.	1,148	96,650
Arch Coal, Inc. (a)	468	9,271
Cabot Oil & Gas Corp. (a)	364	11,400
Chesapeake Energy Corp. (a)	2,223	46,572
Chevron Corp.	6,699	454,594
Cimarex Energy Co. (a)	275	19,685
Cobalt International Energy, Inc. (a)(b)	216	1,609
Concho Resources, Inc. (a)(b)	200	11,066
ConocoPhillips	4,708	231,116
CONSOL Energy, Inc.	803	27,109
Continental Resources, Inc. (a)(b)	115	5,131
Denbury Resources, Inc. (a)(b)	1,302	19,061
Devon Energy Corp. (a)	1,423	86,689
El Paso Corp.	2,410	26,775
EOG Resources, Inc.	832	81,844
EXCO Resources, Inc. (a)	583	8,518
Exxon Mobil Corp.	17,194	981,262
Forest Oil Corp. (a)(b)	380	10,397
Hess Corp.	1,006	50,642
Marathon Oil Corp. (a)	2,411	74,958
Massey Energy Co. (a)	341	9,326
Murphy Oil Corp.	642	31,811
Newfield Exploration Co. (a)(b)	441	21,547
Noble Energy, Inc.	579	34,931
Occidental Petroleum Corp.	2,691	207,611
Peabody Energy Corp. (a)	921	36,039
Petrohawk Energy Corp. (a)(b)	1,008	17,106
Pioneer Natural Resources Co. (a)	411	24,434
Plains Exploration & Production Co. (a)(b)	434	8,945
Quicksilver Resources, Inc. (a)(b)	378	4,158
Range Resources Corp. (a)	525	21,079
Southern Union Co.	361	7,891
Southwestern Energy Co. (b)	1,166	45,054
Spectra Energy Corp.	2,226	44,676
Sunoco, Inc. (a)	407	14,151
The Williams Cos., Inc.	1,970	36,012
Ultra Petroleum Corp. (a)(b)	514	22,744
Valero Energy Corp. (a)	1,809	32,526
Whiting Petroleum Corp. (a)(b)	170	13,331

		2,958,502

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co. (a)	1,308	29,600
MeadWestvaco Corp. (a)	567	12,587
Weyerhaeuser Co.	720	25,344

		67,531

PERSONAL PRODUCTS — 0.2%
Alberto-Culver Co. (a)	296	8,019
Avon Products, Inc. (a)	1,459	38,664
The Estee Lauder Cos., Inc. (Class A) (a)	402	22,403

		69,086

PHARMACEUTICALS — 5.8%
Abbott Laboratories	5,123	239,654
Allergan, Inc.	1,056	61,523
Bristol-Myers Squibb Co. (a)	5,815	145,026
Eli Lilly & Co. (a)	3,311	110,918
Endo Pharmaceuticals Holdings, Inc. (a)(b)	351	7,659
Forest Laboratories, Inc. (a)(b)	1,042	28,582
Johnson & Johnson	9,349	552,152
King Pharmaceuticals, Inc. (b)	831	6,307
Merck & Co., Inc.	10,405	363,863
Mylan, Inc. (a)(b)	1,028	17,517
Perrigo Co. (a)	291	17,189
Pfizer, Inc.	27,208	387,986
Valeant Pharmaceuticals International (a)(b)	177	9,255
Watson Pharmaceuticals, Inc. (b)	350	14,200

		1,961,831

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	436	12,234
FTI Consulting, Inc. (a)(b)	167	7,279
IHS, Inc. (Class A) (a)(b)	160	9,347
Manpower, Inc. (a)	262	11,313
Robert Half International, Inc. (a)	573	13,494
The Dun & Bradstreet Corp.	182	12,216
Towers Watson & Co. (Class A) (a)	143	5,556
Verisk Analytics, Inc. (Class A) (b)	281	8,402

		79,841

REAL ESTATE INVESTMENT TRUSTS — 1.7%
AMB Property Corp. (a)	526	12,471
Annaly Capital Management, Inc. (a)	1,812	31,076
AvalonBay Communities, Inc. (a)	268	25,023
Boston Properties, Inc. (a)	489	34,885
Digital Realty Trust, Inc. (a)	231	13,324
Equity Residential (a)	927	38,600
Federal Realty Investment Trust (a)	193	13,562
HCP, Inc. (a)	918	29,606
Health Care REIT, Inc.	463	19,502
Host Hotels & Resorts, Inc. (a)	2,135	28,780
Kimco Realty Corp. (a)	1,385	18,614
Liberty Property Trust (a)	320	9,232
Nationwide Health Properties, Inc.	336	12,019
Piedmont Office Realty Trust, Inc. (Class A) (a)	200	3,746
Plum Creek Timber Co., Inc. (a)	587	20,269
ProLogis (a)	1,520	15,398
Public Storage (a)	435	38,241
Rayonier, Inc. (a)	265	11,665
Realty Income Corp. (a)	352	10,676
Regency Centers Corp. (a)	317	10,905
Simon Property Group, Inc. (a)	974	78,650

See accompanying notes to financial statements.

19

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

SL Green Realty Corp. (a)	217	$11,944
The Macerich Co. (a)	451	16,831
Ventas, Inc. (a)	576	27,043
Vornado Realty Trust	604	44,062

		576,124

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Properties Corp.	941	13,212
CB Richard Ellis Group, Inc. (Class A) (a)(b)	859	11,691
The St. Joe Co. (a)(b)	310	7,179

		32,082

ROAD & RAIL — 0.9%
CSX Corp.	1,364	67,695
Hertz Global Holdings, Inc. (a)(b)	799	7,559
J.B. Hunt Transport Services, Inc. (a)	292	9,540
Kansas City Southern (a)(b)	305	11,087
Norfolk Southern Corp.	1,245	66,047
Ryder Systems, Inc. (a)	198	7,965
Union Pacific Corp.	1,705	118,515

		288,408

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Micro Devices, Inc. (a)(b)	1,878	13,747
Altera Corp. (a)	1,019	25,281
Analog Devices, Inc. (a)	994	27,693
Applied Materials, Inc. (a)	4,559	54,799
Broadcom Corp. (Class A)	1,438	47,411
Cree, Inc. (a)(b)	361	21,671
Intel Corp.	18,768	365,038
KLA-Tencor Corp. (a)	590	16,449
Lam Research Corp. (a)(b)	435	16,556
Linear Technology Corp. (a)	699	19,439
LSI Corp. (a)(b)	2,183	10,042
Marvell Technology Group, Ltd. (b)	1,631	25,705
Maxim Integrated Products, Inc. (a)	1,102	18,436
MEMC Electronic Materials, Inc. (a)(b)	771	7,617
Microchip Technology, Inc. (a)	625	17,338
Micron Technology, Inc. (a)(b)	3,003	25,495
National Semiconductor Corp. (a)	776	10,445
NVIDIA Corp. (a)(b)	1,809	18,470
ON Semiconductor Corp. (a)(b)	1,362	8,690
Texas Instruments, Inc.	4,024	93,679
Varian Semiconductor Equipment Associates, Inc. (b)	246	7,050
Xilinx, Inc. (a)	941	23,770

		874,821

SOFTWARE — 3.8%
Activision Blizzard, Inc. (a)	2,028	21,274
Adobe Systems, Inc. (a)(b)	1,781	47,072
Ansys, Inc. (b)	309	12,536
Autodesk, Inc. (a)(b)	773	18,830
BMC Software, Inc. (a)(b)	629	21,782
CA, Inc. (a)	1,394	25,650
Citrix Systems, Inc. (a)(b)	615	25,971
Electronic Arts, Inc. (a)(b)	1,085	15,624
Factset Research Systems, Inc. (a)	151	10,115
Intuit, Inc. (a)(b)	1,013	35,222
McAfee, Inc. (b)	517	15,882
Microsoft Corp.	26,308	605,347
Nuance Communications, Inc. (a)(b)	726	10,854
Oracle Corp.	12,953	277,971
Red Hat, Inc. (a)(b)	648	18,753
Rovi Corp. (a)(b)	300	11,373
Salesforce.com, Inc. (a)(b)	347	29,780
Sybase, Inc. (b)	275	17,782
Symantec Corp. (a)(b)	2,788	38,697
Synopsys, Inc. (a)(b)	478	9,976
VMware, Inc. (Class A) (a)(b)	164	10,265

		1,280,756

SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co. (Class A) (a)	292	8,962
Advance Auto Parts, Inc.	320	16,058
American Eagle Outfitters, Inc. (a)	611	7,179
AutoNation, Inc. (a)(b)	228	4,446
AutoZone, Inc. (a)(b)	87	16,810
Bed Bath & Beyond, Inc. (a)(b)	891	33,038
Best Buy Co., Inc. (a)	1,136	38,465
CarMax, Inc. (a)(b)	673	13,393
GameStop Corp. (Class A) (a)(b)	505	9,489
Guess ?, Inc.	213	6,654
Limited Brands, Inc.	831	18,340
Lowe’s Cos., Inc.	4,966	101,406
O’Reilly Automotive, Inc. (a)(b)	459	21,830
PetSmart, Inc. (a)	441	13,305
Ross Stores, Inc. (a)	446	23,767
Staples, Inc. (a)	2,406	45,834
The Gap, Inc. (a)	1,201	23,371
The Home Depot, Inc.	5,731	160,869
The Sherwin-Williams Co. (a)	340	23,525
The TJX Cos., Inc.	1,429	59,947
Tiffany & Co. (a)	423	16,036
Urban Outfitters, Inc. (a)(b)	385	13,240

		675,964

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Coach, Inc.	1,094	39,986
NIKE, Inc. (Class B)	913	61,673
Polo Ralph Lauren Corp. (a)	196	14,300
V.F. Corp. (a)	293	20,856

		136,815

THRIFTS & MORTGAGE FINANCE — 0.2%
Capitol Federal Financial (a)	72	2,388
Hudson City Bancorp, Inc. (a)	1,664	20,367
New York Community Bancorp, Inc.	1,393	21,271
People’s United Financial, Inc. (a)	1,197	16,159
TFS Financial Corp. (a)	321	3,984

		64,169

TOBACCO — 1.5%
Altria Group, Inc. (a)	6,979	139,859
Lorillard, Inc.	477	34,334
Philip Morris International, Inc.	6,245	286,271

See accompanying notes to financial statements.

20

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Reynolds American, Inc. (a)	572	$29,813

		490,277

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (a)	488	24,493
MSC Industrial Direct Co., Inc. (Class A)	147	7,447
W.W. Grainger, Inc. (a)	225	22,376

		54,316

WATER UTILITIES — 0.1%
American Water Works Co., Inc. (a)	564	11,618
Aqua America, Inc. (a)	454	8,027

		19,645

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
American Tower Corp. (Class A) (b)	1,341	59,675
Clearwire Corp. (Class A) (a)(b)	368	2,679
Crown Castle International Corp. (a)(b)	820	30,553
MetroPCS Communications, Inc. (b)	832	6,814
NII Holdings, Inc. (b)	564	18,341
SBA Communications Corp. (Class A) (a)(b)	394	13,400
Sprint Nextel Corp. (a)(b)	9,632	40,840
Telephone & Data Systems, Inc.	354	10,758
US Cellular Corp. (a)(b)	56	2,304

		185,364

TOTAL COMMON STOCKS —
(Cost $31,810,042)		33,601,753

SHORT TERM INVESTMENTS — 17.9%
MONEY MARKET FUNDS — 17.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,945,846	5,945,846
State Street Institutional Liquid Reserves Fund (e)	74,544	74,544

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,020,390)		6,020,390

TOTAL INVESTMENTS — 117.5% (g)
(Cost $37,830,432)		39,622,143
OTHER ASSETS AND LIABILITIES — (17.5)%		(5,902,553)

NET ASSETS — 100.0%		$33,719,590

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	Investments of cash collateral for securities loaned.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

21

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
Goodrich Corp.	4,404	$291,765
ITT Corp.	6,466	290,453
Precision Castparts Corp.	5,037	518,408
Rockwell Collins, Inc.	5,571	295,987
Spirit Aerosystems Holdings, Inc. (a)	3,573	68,101

		1,464,714

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	6,068	337,745
Expeditors International Washington, Inc.	7,540	260,205
FedEx Corp.	10,350	725,639

		1,323,589

AIRLINES — 0.3%
AMR Corp. (a)	11,641	78,926
Delta Air Lines, Inc. (a)	27,732	325,851
UAL Corp. (a)	5,819	119,639

		524,416

AUTO COMPONENTS — 0.1%
Lear Corp. (a)	1,678	111,083
The Goodyear Tire & Rubber Co. (a)	8,853	87,999

		199,082

BEVERAGES — 2.2%
Hansen Natural Corp. (a)	2,495	97,579
PepsiCo, Inc.	57,843	3,525,531

		3,623,110

BIOTECHNOLOGY — 3.4%
Alexion Pharmaceuticals, Inc. (a)	3,215	164,576
Amgen, Inc. (a)	34,394	1,809,125
Amylin Pharmaceuticals, Inc. (a)(b)	4,449	83,641
Biogen Idec, Inc. (a)	9,083	430,988
Celgene Corp. (a)	16,576	842,392
Cephalon, Inc. (a)	2,607	147,947
Genzyme Corp. (a)	9,527	483,686
Gilead Sciences, Inc. (a)	31,794	1,089,898
Human Genome Sciences, Inc. (a)	6,812	154,360
Myriad Genetics, Inc. (a)	3,451	51,593
Talecris Biotherapeutics Holdings Corp. (a)	2,382	50,260
United Therapeutics Corp. (a)	1,779	86,833
Vertex Pharmaceuticals, Inc. (a)(b)	7,306	240,367

		5,635,666

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc. (a)	1,696	103,066
BlackRock, Inc.	1,535	220,119
Eaton Vance Corp.	4,327	119,469
Franklin Resources, Inc.	5,599	482,578
Jefferies Group, Inc. (b)	3,829	80,715
Northern Trust Corp.	8,620	402,554
SEI Investments Co.	5,398	109,903
State Street Corp. (c)	17,609	595,536
T. Rowe Price Group, Inc.	9,331	414,203
TD Ameritrade Holding Corp. (a)	8,681	132,819
The Charles Schwab Corp.	34,702	492,074

		3,153,036

CHEMICALS — 2.1%
Airgas, Inc.	2,569	159,792
Albemarle Corp.	3,405	135,213
Celanese Corp. (Series A)	5,774	143,830
CF Industries Holdings, Inc.	2,578	163,574
Ecolab, Inc.	8,439	378,995
FMC Corp.	2,625	150,754
Intrepid Potash, Inc. (a)(b)	1,695	33,171
Lubrizol Corp.	2,437	195,715
Monsanto Co.	19,312	892,601
Nalco Holding Co.	4,835	98,924
Praxair, Inc.	11,007	836,422
Sigma-Aldrich Corp.	3,677	183,225
The Mosaic Co.	5,354	208,699

		3,580,915

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Copart, Inc. (a)	2,775	99,373
Corrections Corp. of America (a)	4,271	81,491
Covanta Holding Corp. (b)	4,611	76,496
Iron Mountain, Inc. (b)	6,507	146,147
Republic Services, Inc.	10,952	325,603
Stericycle, Inc. (a)(b)	3,134	205,528
Waste Connections, Inc. (a)(b)	2,712	94,622

		1,029,260

COMMUNICATIONS EQUIPMENT — 4.7%
Brocade Communications Systems, Inc. (a)	16,597	85,641
Cisco Systems, Inc. (a)	206,900	4,409,039
F5 Networks, Inc. (a)	2,910	199,539
Harris Corp.	4,585	190,965
Juniper Networks, Inc. (a)	18,833	429,769
Motorola, Inc. (a)	76,692	500,032
QUALCOMM, Inc.	58,953	1,936,016
Tellabs, Inc.	13,439	85,875

		7,836,876

COMPUTERS & PERIPHERALS — 9.2%
Apple, Inc. (a)	32,517	8,179,001
Dell, Inc. (a)	61,413	740,641
EMC Corp. (a)	72,966	1,335,278
Hewlett-Packard Co.	84,136	3,641,406
NCR Corp. (a)	6,047	73,290
NetApp, Inc. (a)	12,396	462,495
SanDisk Corp. (a)	8,212	345,479
Seagate Technology (a)	17,913	233,585
Teradata Corp. (a)	5,988	182,514
Western Digital Corp. (a)	8,087	243,904

		15,437,593

CONSTRUCTION & ENGINEERING — 0.6%
Aecom Technology Corp. (a)	3,682	84,907
Fluor Corp.	6,468	274,890
Jacobs Engineering Group, Inc. (a)	4,456	162,377
KBR, Inc.	5,986	121,755
Quanta Services, Inc. (a)	7,292	150,580
The Shaw Group, Inc. (a)	2,816	96,363

See accompanying notes to financial statements.

22

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

URS Corp. (a)	3,000	$118,050

		1,008,922

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc. (b)	1,595	135,272
Vulcan Materials Co. (b)	4,049	177,468

		312,740

CONSUMER FINANCE — 0.3%
AmeriCredit Corp. (a)	2,367	43,127
Discover Financial Services	19,497	272,568
SLM Corp. (a)	17,672	183,612

		499,307

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	2,170	82,069
Ball Corp.	3,413	180,309
Crown Holdings, Inc. (a)	5,828	145,933
Pactiv Corp. (a)	4,726	131,619

		539,930

DIVERSIFIED CONSUMER SERVICES — 0.4%
Apollo Group, Inc. (a)	4,911	208,570
Career Education Corp. (a)(b)	2,310	53,176
DeVry, Inc.	2,303	120,884
Education Management Corp. (a)(b)	750	11,438
ITT Educational Services, Inc. (a)(b)	1,324	109,919
Strayer Education, Inc. (b)	480	99,787
Weight Watchers International, Inc. (b)	1,415	36,351

		640,125

DIVERSIFIED FINANCIAL SERVICES — 1.0%
CIT Group, Inc. (a)	6,411	217,077
CME Group, Inc.	2,384	671,215
Intercontinental Exchange, Inc. (a)	2,654	299,982
Leucadia National Corp. (a)	7,038	137,311
Moody’s Corp. (b)	7,476	148,922
MSCI, Inc. (Class A) (a)	4,158	113,929
The NASDAQ OMX Group, Inc. (a)	6,045	107,480

		1,695,916

ELECTRIC UTILITIES — 0.1%
ITC Holdings Corp.	1,877	99,312

ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	3,901	156,625
Emerson Electric Co.	27,110	1,184,436
First Solar, Inc. (a)(b)	1,737	197,722
Roper Industries, Inc. (b)	3,405	190,544
SunPower Corp. (Class A) (a)(b)	3,548	42,931

		1,772,258

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Agilent Technologies, Inc. (a)	12,404	352,646
Amphenol Corp. (Class A)	6,261	245,932
Arrow Electronics, Inc. (a)	4,364	97,535
Corning, Inc.	56,310	909,407
Dolby Laboratories, Inc. (Class A) (a)	1,957	122,684
FLIR Systems, Inc. (a)	5,596	162,788
Ingram Micro, Inc. (Class A) (a)	5,721	86,902
Itron, Inc. (a)	1,426	88,155
Jabil Circuit, Inc.	7,003	93,140
Mettler-Toledo International, Inc. (a)	1,163	129,826
Trimble Navigation, Ltd. (a)(b)	4,083	114,324

		2,403,339

ENERGY EQUIPMENT & SERVICES — 3.5%
Baker Hughes, Inc.	15,221	632,737
Cameron International Corp. (a)	8,627	280,550
Diamond Offshore Drilling, Inc. (b)	2,322	144,405
FMC Technologies, Inc. (a)	4,451	234,390
Halliburton Co.	31,817	781,107
Helmerich & Payne, Inc.	3,442	125,702
Nabors Industries, Ltd. (a)	10,266	180,887
National-Oilwell Varco, Inc.	14,882	492,148
Oceaneering International, Inc. (a)	1,875	84,187
Patterson-UTI Energy, Inc.	5,250	67,567
Pride International, Inc. (a)	5,528	123,496
Rowan Cos., Inc. (a)	4,205	92,258
Schlumberger, Ltd. (b)	42,786	2,367,777
Smith International, Inc.	8,721	328,346

		5,935,557

FOOD & STAPLES RETAILING — 4.5%
Costco Wholesale Corp.	15,686	860,063
CVS Caremark Corp.	48,654	1,426,535
The Kroger Co.	21,607	425,442
Wal-Mart Stores, Inc.	76,365	3,670,866
Walgreen Co.	35,261	941,469
Whole Foods Market, Inc. (a)(b)	4,751	171,131

		7,495,506

FOOD PRODUCTS — 0.4%
Dean Foods Co. (a)	6,121	61,639
Flowers Foods, Inc. (b)	3,411	83,331
Green Mountain Coffee Roasters, Inc. (a)	4,142	106,449
Mead Johnson Nutrition Co.	7,401	370,938
Ralcorp Holdings, Inc. (a)	1,966	107,737

		730,094

GAS UTILITIES — 0.4%
EQT Corp.	5,117	184,928
ONEOK, Inc.	3,591	155,311
Questar Corp.	6,147	279,627

		619,866

HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
Baxter International, Inc.	21,787	885,424
Becton, Dickinson & Co.	7,894	533,792
Boston Scientific Corp. (a)	53,813	312,115
C.R. Bard, Inc.	3,475	269,417
CareFusion Corp. (a)	6,467	146,801
DENTSPLY International, Inc.	5,208	155,771
Edwards Lifesciences Corp. (a)	4,026	225,537
Gen-Probe, Inc. (a)(b)	1,839	83,527
Hologic, Inc. (a)	9,268	129,103
Hospira, Inc. (a)	5,914	339,759
IDEXX Laboratories, Inc. (a)(b)	2,217	135,015
Intuitive Surgical, Inc. (a)	1,384	436,818

See accompanying notes to financial statements.

23

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Inverness Medical Innovations, Inc. (a)(b)	2,904	$77,421
Kinetic Concepts, Inc. (a)(b)	2,114	77,182
Medtronic, Inc.	39,610	1,436,655
ResMed, Inc. (a)(b)	2,769	168,383
St. Jude Medical, Inc. (a)	11,896	429,327
Stryker Corp.	10,853	543,301
Varian Medical Systems, Inc. (a)	4,528	236,724
Zimmer Holdings, Inc. (a)	7,256	392,187

		7,014,259

HEALTH CARE PROVIDERS & SERVICES — 3.9%
Aetna, Inc.	15,595	411,396
AmerisourceBergen Corp.	9,967	316,452
Community Health Systems, Inc. (a)	3,467	117,219
Coventry Health Care, Inc. (a)	5,430	96,003
DaVita, Inc. (a)	3,751	234,213
Express Scripts, Inc. (Class A) (a)	18,124	852,191
Henry Schein, Inc. (a)(b)	3,262	179,084
Laboratory Corp. of America Holdings (a)(b)	3,743	282,035
Lincare Holdings, Inc. (b)	3,561	115,768
McKesson Corp.	9,601	644,803
Medco Health Solutions, Inc. (a)	16,365	901,384
Patterson Cos., Inc. (b)	3,617	103,193
Quest Diagnostics, Inc.	5,568	277,119
UnitedHealth Group, Inc.	40,875	1,160,850
WellPoint, Inc. (a)	15,311	749,167

		6,440,877

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)(b)	2,564	194,582

HOTELS, RESTAURANTS & LEISURE — 2.0%
Burger King Holdings, Inc.	3,124	52,608
Chipotle Mexican Grill, Inc. (a)	1,125	153,911
Darden Restaurants, Inc.	5,034	195,571
Hyatt Hotels Corp. (Class A) (a)(b)	1,282	47,549
International Game Technology	10,588	166,232
Las Vegas Sands Corp. (a)(b)	15,513	343,458
Marriott International, Inc. (Class A)	11,351	339,849
MGM MIRAGE, Inc. (a)(b)	9,146	88,167
Starbucks Corp.	26,703	648,883
Starwood Hotels & Resorts Worldwide, Inc.	6,317	261,713
Wendy’s/Arby’s Group, Inc. (Class A)	12,591	50,364
Wyndham Worldwide Corp.	6,570	132,320
Wynn Resorts, Ltd.	3,158	240,861
Yum! Brands, Inc.	16,838	657,356

		3,378,842

HOUSEHOLD DURABLES — 0.2%
Garmin Ltd. (b)	4,081	119,084
Harman International Industries, Inc. (a)	2,468	73,768
Pulte Group, Inc. (a)(b)	11,557	95,692

		288,544

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc. (b)	2,578	161,667
Colgate-Palmolive Co.	17,636	1,389,011
Energizer Holdings, Inc. (a)	2,565	128,968

		1,679,646

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Calpine Corp. (a)	12,187	155,019
NRG Energy, Inc. (a)	9,076	192,502
The AES Corp. (a)	28,597	264,236

		611,757

INDUSTRIAL CONGLOMERATES — 0.2%
McDermott International, Inc. (a)	8,205	177,720
Textron, Inc. (b)	9,571	162,420

		340,140

INSURANCE — 3.3%
Berkshire Hathaway, Inc. (Class B) (a)	68,530	5,461,156
Brown & Brown, Inc.	4,213	80,637

		5,541,793

INTERNET & CATALOG RETAIL — 1.2%
Amazon.com, Inc. (a)	12,490	1,364,657
Expedia, Inc.	7,228	135,742
Netflix, Inc. (a)	1,669	181,337
Priceline.com, Inc. (a)	1,673	295,352

		1,977,088

INTERNET SOFTWARE & SERVICES — 3.4%
Akamai Technologies, Inc. (a)	6,142	249,181
eBay, Inc. (a)	40,160	787,538
Equinix, Inc. (a)(b)	1,611	130,845
Google, Inc. (Class A) (a)	8,236	3,664,608
IAC/InterActive Corp. (a)(b)	3,400	74,698
VeriSign, Inc. (a)	6,605	175,363
Yahoo!, Inc. (a)	46,616	644,699

		5,726,932

IT SERVICES — 3.2%
Alliance Data Systems Corp. (a)	1,821	108,386
Automatic Data Processing, Inc.	17,941	722,305
Cognizant Technology Solutions Corp. (Class A) (a)	10,752	538,245
DST Systems, Inc.	1,289	46,584
Fidelity National Information Services, Inc.	11,906	319,319
Fiserv, Inc. (a)	5,455	249,075
Genpact, Ltd. (a)	3,407	52,911
Global Payments, Inc.	2,910	106,331
Hewitt Associates, Inc. (Class A) (a)	3,417	117,750
Lender Processing Services, Inc.	3,470	108,646
Mastercard, Inc. (Class A)	3,452	688,777
Paychex, Inc. (b)	11,609	301,486
SAIC, Inc. (a)	14,011	234,544
The Western Union Co.	24,860	370,663
Total System Services, Inc. (b)	6,688	90,957
Visa, Inc. (Class A) (b)	17,807	1,259,845

		5,315,824

See accompanying notes to financial statements.

24

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Charles River Laboratories International, Inc. (a)	2,311	$79,059
Covance, Inc. (a)(b)	2,365	121,372
Furiex Pharmaceuticals, Inc. (a)	329	3,343
Illumina, Inc. (a)(b)	4,403	191,663
Life Technologies Corp. (a)	6,639	313,693
Millipore Corp. (a)	1,949	207,861
PerkinElmer, Inc.	4,026	83,217
Pharmaceutical Product Development, Inc.	3,964	100,725
Techne Corp.	1,272	73,076
Thermo Fisher Scientific, Inc. (a)	14,664	719,269
Waters Corp. (a)	3,403	220,174

		2,113,452

MACHINERY — 3.4%
AGCO Corp. (a)	3,107	83,796
Bucyrus International, Inc.	2,664	126,407
Caterpillar, Inc.	20,378	1,224,106
Cummins, Inc.	6,514	424,257
Danaher Corp.	18,096	671,724
Deere & Co.	14,984	834,309
Donaldson Co., Inc.	2,585	110,250
Dover Corp.	6,617	276,524
Flowserve Corp.	2,065	175,112
Illinois Tool Works, Inc.	15,343	633,359
Joy Global, Inc.	3,670	183,830
Lincoln Electric Holdings, Inc.	1,576	80,360
Navistar International Corp. (a)	1,804	88,757
Oshkosh Corp. (a)	3,157	98,372
PACCAR, Inc. (b)	12,298	490,321
Pall Corp.	4,031	138,546

		5,640,030

MEDIA — 3.1%
Cablevision Systems Corp. (Class A)	8,331	200,027
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	1,037	9,001
Comcast Corp. (Class A)	100,812	1,751,104
DIRECTV (Class A) (a)	33,605	1,139,882
Discovery Communications, Inc. (Series A) (a)(b)	9,911	353,922
DISH Network Corp. (Class A)	7,674	139,283
DreamWorks Animation SKG, Inc. (Class A) (a)	2,530	72,231
John Wiley & Sons, Inc. (Class A) (b)	1,722	66,590
Liberty Global, Inc. (Series A) (a)(b)	8,772	227,984
Liberty Media — Starz (Series A) (a)	1,854	96,111
Scripps Networks Interactive (Class A)	3,117	125,740
Sirius XM Radio, Inc. (a)	135,148	128,323
The Interpublic Group of Cos., Inc. (a)	18,039	128,618
Viacom, Inc. (Class B)	19,342	606,759
Virgin Media, Inc. (b)	10,859	181,237

		5,226,812

METALS & MINING — 2.2%
Alcoa, Inc.	36,231	364,484
Allegheny Technologies, Inc. (b)	3,256	143,883
Cliffs Natural Resources, Inc.	4,881	230,188
Freeport-McMoRan Copper & Gold, Inc.	15,445	913,263
Newmont Mining Corp.	17,279	1,066,805
Nucor Corp.	10,243	392,102
Reliance Steel & Aluminum Co.	2,176	78,662
Southern Copper Corp.	7,687	204,013
Steel Dynamics, Inc.	7,824	103,199
United States Steel Corp. (b)	5,155	198,725

		3,695,324

MULTILINE RETAIL — 1.4%
Dollar General Corp. (a)(b)	1,218	33,556
Dollar Tree Stores, Inc. (a)	4,887	203,446
Family Dollar Stores, Inc.	4,803	181,025
Kohl’s Corp. (a)	10,232	486,020
Nordstrom, Inc.	6,155	198,129
Sears Holdings Corp. (a)(b)	1,764	114,043
Target Corp.	23,925	1,176,392

		2,392,611

OIL, GAS & CONSUMABLE FUELS — 5.6%
Alpha Natural Resources, Inc. (a)	4,175	141,407
Anadarko Petroleum Corp.	17,952	647,888
Arch Coal, Inc.	5,864	116,166
Cabot Oil & Gas Corp.	3,791	118,734
Chesapeake Energy Corp.	23,120	484,364
Cimarex Energy Co.	2,940	210,445
Cobalt International Energy, Inc. (a)	2,108	15,705
Concho Resources, Inc. (a)	2,789	154,315
CONSOL Energy, Inc.	8,061	272,139
Continental Resources, Inc. (a)(b)	1,014	45,245
Denbury Resources, Inc. (a)	14,441	211,416
El Paso Corp.	24,961	277,317
EOG Resources, Inc.	8,990	884,346
EXCO Resources, Inc.	6,307	92,145
Hess Corp.	10,559	531,540
Massey Energy Co.	3,759	102,809
Murphy Oil Corp.	6,748	334,363
Newfield Exploration Co. (a)	4,838	236,385
Noble Energy, Inc.	6,192	373,563
Occidental Petroleum Corp.	29,098	2,244,911
Peabody Energy Corp.	9,558	374,005
Petrohawk Energy Corp. (a)	10,859	184,277
Plains Exploration & Production Co. (a)	4,914	101,278
Quicksilver Resources, Inc. (a)(b)	4,070	44,770
Range Resources Corp. (b)	5,640	226,446
Southwestern Energy Co. (a)	12,445	480,875
Ultra Petroleum Corp. (a)	5,363	237,313
Whiting Petroleum Corp. (a)	1,815	142,332

		9,286,499

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc.	15,698	415,997

See accompanying notes to financial statements.

25

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

The Estee Lauder Cos., Inc. (Class A)	4,242	$236,407

		652,404

PHARMACEUTICALS — 0.9%
Allergan, Inc.	11,016	641,792
Endo Pharmaceuticals Holdings, Inc. (a)	3,747	81,760
King Pharmaceuticals, Inc. (a)	8,581	65,130
Mylan, Inc. (a)(b)	10,970	186,929
Perrigo Co. (b)	2,875	169,826
Valeant Pharmaceuticals International (a)(b)	2,066	108,031
Watson Pharmaceuticals, Inc. (a)	4,143	168,081

		1,421,549

PROFESSIONAL SERVICES — 0.5%
Equifax, Inc.	4,592	128,852
FTI Consulting, Inc. (a)(b)	1,724	75,149
IHS, Inc. (Class A) (a)(b)	1,622	94,757
Manpower, Inc.	2,844	122,804
Robert Half International, Inc. (b)	5,542	130,514
The Dun & Bradstreet Corp.	1,836	123,232
Towers Watson & Co. (Class A)	1,440	55,944
Verisk Analytics, Inc. (Class A) (a)	3,704	110,750

		842,002

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Digital Realty Trust, Inc. (b)	3,075	177,366
Public Storage	5,069	445,616
Simon Property Group, Inc. (b)	10,422	841,576
Ventas, Inc.	5,618	263,765

		1,728,323

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CB Richard Ellis Group, Inc. (Class A) (a)	10,621	144,552

ROAD & RAIL — 1.3%
CSX Corp.	13,955	692,587
Hertz Global Holdings, Inc. (a)(b)	6,175	58,416
J.B. Hunt Transport Services, Inc.	3,325	108,628
Kansas City Southern (a)	3,770	137,039
Union Pacific Corp.	18,085	1,257,088

		2,253,758

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Advanced Micro Devices, Inc. (a)(b)	19,791	144,870
Altera Corp.	10,601	263,011
Applied Materials, Inc.	47,940	576,239
Broadcom Corp. (Class A)	15,453	509,485
Cree, Inc. (a)(b)	3,596	215,868
Lam Research Corp. (a)	4,640	176,598
Linear Technology Corp. (b)	7,504	208,686
LSI Corp. (a)	23,711	109,071
Marvell Technology Group, Ltd. (a)	18,250	287,620
MEMC Electronic Materials, Inc. (a)(b)	7,680	75,878
Micron Technology, Inc. (a)(b)	30,508	259,013
NVIDIA Corp. (a)	20,418	208,468
ON Semiconductor Corp. (a)	14,984	95,598
Varian Semiconductor Equipment Associates, Inc. (a)	2,466	70,676
Xilinx, Inc. (b)	9,890	249,821

		3,450,902

SOFTWARE — 8.1%
Activision Blizzard, Inc.	20,139	211,258
Adobe Systems, Inc. (a)	18,720	494,770
Ansys, Inc. (a)	3,354	136,072
Autodesk, Inc. (a)	8,186	199,411
BMC Software, Inc. (a)	6,571	227,554
CA, Inc.	15,063	277,159
Citrix Systems, Inc. (a)	6,772	285,982
Electronic Arts, Inc. (a)	11,530	166,032
Factset Research Systems, Inc.	1,474	98,743
Intuit, Inc. (a)	10,504	365,224
McAfee, Inc. (a)	5,726	175,903
Microsoft Corp.	279,809	6,438,405
Nuance Communications, Inc. (a)(b)	8,903	133,100
Oracle Corp.	137,318	2,946,844
Red Hat, Inc. (a)	6,781	196,242
Rovi Corp. (a)(b)	3,572	135,414
Salesforce.com, Inc. (a)(b)	4,203	360,701
Sybase, Inc. (a)	3,052	197,342
Symantec Corp. (a)	29,534	409,932
VMware, Inc. (Class A) (a)(b)	2,208	138,199

		13,594,287

SPECIALTY RETAIL — 3.0%
Abercrombie & Fitch Co. (Class A) (b)	2,960	90,842
Advance Auto Parts, Inc.	3,412	171,214
American Eagle Outfitters, Inc.	6,194	72,780
AutoZone, Inc. (a)	1,089	210,417
Bed Bath & Beyond, Inc. (a)	9,457	350,666
Best Buy Co., Inc.	12,420	420,541
CarMax, Inc. (a)(b)	8,066	160,513
GameStop Corp. (Class A) (a)(b)	5,648	106,126
Guess ?, Inc.	2,067	64,573
Lowe’s Cos., Inc.	52,094	1,063,760
O’Reilly Automotive, Inc. (a)	4,938	234,851
PetSmart, Inc.	4,325	130,485
Ross Stores, Inc. (b)	4,404	234,689
Staples, Inc.	26,340	501,777
The Sherwin-Williams Co.	3,364	232,755
The TJX Cos., Inc.	14,574	611,379
Tiffany & Co. (b)	4,413	167,297
Urban Outfitters, Inc. (a)(b)	4,846	166,654

		4,991,319

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Coach, Inc.	11,115	406,253
NIKE, Inc. (Class B)	9,582	647,264
Polo Ralph Lauren Corp.	2,393	174,594

		1,228,111

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	17,170	210,161

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	4,830	242,418

See accompanying notes to financial statements.

26

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

MSC Industrial Direct Co., Inc. (Class A)	1,468	$74,369
W.W. Grainger, Inc.	2,250	223,762

		540,549

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
American Tower Corp. (Class A) (a)	14,416	641,512
Clearwire Corp. (Class A) (a)(b)	3,478	25,320
Crown Castle International Corp. (a)	8,884	331,018
MetroPCS Communications, Inc. (a)	8,342	68,321
NII Holdings, Inc. (a)	5,927	192,746
SBA Communications Corp. (Class A) (a)(b)	4,260	144,883

		1,403,800

TOTAL COMMON STOCKS —
(Cost $191,192,817)		166,887,858

SHORT TERM INVESTMENTS — 4.4%
MONEY MARKET FUNDS — 4.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,399,558	7,399,558
State Street Institutional Liquid Reserves Fund (d)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,399,658)		7,399,658

TOTAL INVESTMENTS — 104.2% (f)
(Cost $198,592,475)		174,287,516
OTHER ASSETS AND LIABILITIES — (4.2)%		(7,003,595)

NET ASSETS — 100.0%		$167,283,921

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Issuer. (Note 3.)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

27

SPDR Dow Jones Large Cap Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.0%
Alliant Techsystems, Inc. (a)	686	$42,573
Boeing Co.	12,638	793,035
General Dynamics Corp.	6,038	353,585
Honeywell International, Inc.	13,016	508,014
L-3 Communications Holdings, Inc.	2,245	159,036
Lockheed Martin Corp.	5,551	413,550
Northrop Grumman Corp.	5,253	285,973
Raytheon Co.	7,082	342,698
United Technologies Corp.	16,139	1,047,582

		3,946,046

AIR FREIGHT & LOGISTICS — 0.7%
United Parcel Service, Inc. (Class B)	13,038	741,732

AIRLINES — 0.2%
Southwest Airlines Co.	13,476	149,718

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)(b)	2,060	76,920
Johnson Controls, Inc.	12,433	334,075

		410,995

AUTOMOBILES — 0.7%
Ford Motor Co. (a)(b)	63,576	640,846
Harley-Davidson, Inc. (b)	4,579	101,791

		742,637

BEVERAGES — 2.6%
Brown-Forman Corp. (Class B)	2,040	116,749
Coca-Cola Enterprises, Inc.	6,182	159,867
Constellation Brands, Inc. (Class A) (a)	3,792	59,231
Dr. Pepper Snapple Group, Inc.	4,553	170,237
Molson Coors Brewing Co. (Class B)	2,867	121,446
The Coca-Cola Co.	39,620	1,985,754

		2,613,284

BIOTECHNOLOGY — 0.1%
Dendreon Corp. (a)(b)	2,539	82,086

BUILDING PRODUCTS — 0.1%
Masco Corp.	6,988	75,191
Owens Corning, Inc. (a)	2,157	64,516

		139,707

CAPITAL MARKETS — 2.7%
Ameriprise Financial, Inc.	4,733	171,003
E*TRADE Financial Corp. (a)	3,182	37,611
Federated Investors, Inc. (Class B)	1,888	39,101
Invesco, Ltd.	7,782	130,971
Legg Mason, Inc. (b)	3,135	87,874
Morgan Stanley	23,776	551,841
Raymond James Financial, Inc.	1,650	40,739
The Bank of New York Mellon Corp.	22,316	550,982
The Goldman Sachs Group, Inc.	8,019	1,052,654

		2,662,776

CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	3,768	244,204
Ashland, Inc.	1,236	57,375
E. I. du Pont de Nemours & Co.	16,792	580,835
Eastman Chemical Co.	1,328	70,862
Huntsman Corp.	2,697	23,383
International Flavors & Fragrances, Inc.	1,338	56,758
PPG Industries, Inc.	3,129	189,023
The Dow Chemical Co.	21,179	502,366
The Scotts Miracle-Gro Co. (Class A)	877	38,948
The Valspar Corp.	1,651	49,728

		1,813,482

COMMERCIAL BANKS — 5.3%
BB&T Corp.	12,804	336,873
BOK Financial Corp. (b)	390	18,513
City National Corp. (b)	901	46,158
Comerica, Inc.	3,361	123,786
Commerce Bancshares, Inc.	1,399	50,350
Cullen/Frost Bankers, Inc. (b)	1,071	55,049
Fifth Third Bancorp	14,876	182,826
First Horizon National Corp. (a)(b)	4,153	47,557
Huntington Bancshares, Inc.	12,462	69,039
Keycorp	16,079	123,648
M&T Bank Corp. (b)	1,563	132,777
Marshall & Ilsley Corp.	9,166	65,812
PNC Financial Services Group, Inc.	9,815	554,547
Regions Financial Corp.	22,682	149,248
SunTrust Banks, Inc.	9,275	216,108
U.S. Bancorp	35,755	799,124
Wells Fargo & Co.	91,284	2,336,870

		5,308,285

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	2,100	67,473
Cintas Corp.	2,267	54,340
Pitney Bowes, Inc. (b)	4,092	89,860
R.R. Donnelley & Sons Co.	4,160	68,099
Waste Management, Inc. (b)	8,434	263,900

		543,672

CONSUMER FINANCE — 1.1%
American Express Co.	19,935	791,420
Capital One Financial Corp.	8,457	340,817

		1,132,237

CONTAINERS & PACKAGING — 0.3%
Bemis Co., Inc.	1,983	53,541
Owens-Illinois, Inc. (a)	3,250	85,962
Sealed Air Corp.	2,915	57,484
Sonoco Products Co.	2,049	62,454

		259,441

DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,080	121,506

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	5,918	92,853

DIVERSIFIED FINANCIAL SERVICES — 7.0%
Bank of America Corp.	185,021	2,658,752
Citigroup, Inc. (a)	394,952	1,485,020
JPMorgan Chase & Co.	73,938	2,706,870
NYSE Euronext	4,862	134,337

		6,984,979

See accompanying notes to financial statements.

28

SPDR Dow Jones Large Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
AT&T, Inc.	110,637	$2,676,309
CenturyTel, Inc. (b)	5,739	191,166
Frontier Communications Corp. (b)	5,991	42,596
Level 3 Communications, Inc. (a)	28,861	31,458
Qwest Communications International, Inc. (b)	25,419	133,450
Verizon Communications, Inc.	53,528	1,499,855
Windstream Corp. (b)	8,788	92,801

		4,667,635

ELECTRIC UTILITIES — 3.5%
Allegheny Energy, Inc.	2,986	61,750
American Electric Power Co., Inc.	8,920	288,116
DPL, Inc.	2,432	58,125
Duke Energy Corp.	24,202	387,232
Edison International	5,624	178,393
Entergy Corp.	3,542	253,678
Exelon Corp.	12,243	464,867
FirstEnergy Corp. (b)	5,747	202,467
NextEra Energy, Inc.	7,731	376,963
Northeast Utilities	3,412	86,938
NV Energy, Inc.	4,578	54,066
Pepco Holdings, Inc.	4,237	66,436
Pinnacle West Capital Corp.	1,931	70,211
PPL Corp.	6,938	173,103
Progress Energy, Inc.	5,450	213,749
The Southern Co.	15,488	515,441
Westar Energy, Inc.	2,144	46,332

		3,497,867

ELECTRICAL EQUIPMENT — 0.2%
Hubbell, Inc. (Class B)	988	39,213
Rockwell Automation, Inc.	2,686	131,856

		171,069

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Avnet, Inc. (a)	2,677	64,542
Molex, Inc. (b)	2,329	42,481

		107,023

ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Tidewater, Inc. (b)	974	37,713

FOOD & STAPLES RETAILING — 0.5%
Safeway, Inc.	7,155	140,667
SUPERVALU, Inc. (b)	3,686	39,956
Sysco Corp.	11,084	316,670

		497,293

FOOD PRODUCTS — 3.2%
Archer-Daniels-Midland Co.	10,886	281,077
Bunge, Ltd.	2,576	126,713
Campbell Soup Co.	3,843	137,695
ConAgra Foods, Inc.	8,459	197,264
General Mills, Inc.	11,668	414,447
H.J. Heinz Co.	5,852	252,923
Hormel Foods Corp.	1,390	56,267
Kellogg Co.	4,819	242,396
Kraft Foods, Inc. (Class A)	29,862	836,136
McCormick & Co., Inc. (b)	2,313	87,802
Sara Lee Corp. (b)	11,432	161,191
Smithfield Foods, Inc. (a)	2,801	41,735
The Hershey Co.	2,931	140,483
The J.M. Smucker Co.	2,137	128,690
Tyson Foods, Inc. (Class A)	5,690	93,259

		3,198,078

GAS UTILITIES — 0.3%
AGL Resources, Inc.	1,459	52,261
Atmos Energy Corp.	1,752	47,374
Energen Corp.	1,362	60,378
National Fuel Gas Co. (b)	1,342	61,571
UGI Corp.	2,145	54,569

		276,153

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Beckman Coulter, Inc.	1,235	74,458
Teleflex, Inc.	777	42,176

		116,634

HEALTH CARE PROVIDERS & SERVICES — 0.7%
Cardinal Health, Inc.	6,712	225,591
CIGNA Corp.	5,284	164,121
Humana, Inc. (a)	3,209	146,555
Omnicare, Inc.	2,139	50,694
Universal Health Services, Inc. (Class B)	1,600	61,040

		648,001

HOTELS, RESTAURANTS & LEISURE — 1.7%
Carnival Corp.	7,711	233,181
McDonald’s Corp.	20,215	1,331,562
Penn National Gaming, Inc. (a)	1,034	23,885
Royal Caribbean Cruises, Ltd. (a)(b)	2,611	59,453

		1,648,081

HOUSEHOLD DURABLES — 0.8%
D.R. Horton, Inc.	5,341	52,502
Fortune Brands, Inc.	2,917	114,288
Leggett & Platt, Inc.	2,953	59,237
Lennar Corp. (Class A)	2,680	37,279
Mohawk Industries, Inc. (a)(b)	972	44,479
Newell Rubbermaid, Inc.	5,364	78,529
NVR, Inc. (a)(b)	103	67,468
Stanley Black & Decker, Inc.	3,043	153,733
Toll Brothers, Inc. (a)	2,531	41,407
Whirlpool Corp. (b)	1,448	127,163

		776,085

HOUSEHOLD PRODUCTS — 3.8%
Kimberly-Clark Corp.	7,693	466,427
Procter & Gamble Co.	53,599	3,214,868
The Clorox Co.	2,525	156,954

		3,838,249

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Constellation Energy Group, Inc.	3,191	102,910
Mirant Corp. (a)	2,622	27,688

		130,598

See accompanying notes to financial statements.

29

SPDR Dow Jones Large Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 3.8%
3M Co.	12,251	$967,706
General Electric Co.	198,707	2,865,355

		3,833,061

INSURANCE — 5.4%
AFLAC, Inc.	8,656	369,351
Alleghany Corp. (a)	141	41,355
Allied World Assurance Company Holdings, Ltd.	682	30,949
American Financial Group, Inc.	1,461	39,914
American International Group, Inc. (a)(b)	2,309	79,522
American National Insurance Co.	307	24,858
AON Corp.	4,511	167,448
Arch Capital Group, Ltd. (a)	890	66,305
Assurant, Inc.	2,268	78,700
Assured Guaranty, Ltd.	2,485	32,976
Axis Capital Holdings, Ltd.	2,315	68,802
Chubb Corp.	6,077	303,911
Cincinnati Financial Corp. (b)	2,954	76,420
CNA Financial Corp. (a)(b)	600	15,336
Everest Re Group, Ltd.	1,110	78,499
Fidelity National Financial, Inc. (Class A)	4,558	59,208
First American Financial Corp. (b)	2,356	29,874
Genworth Financial, Inc. (Class A) (a)	9,097	118,898
Hartford Financial Services Group, Inc.	8,199	181,444
HCC Insurance Holdings, Inc.	2,247	55,636
Lincoln National Corp.	5,840	141,854
Loews Corp.	6,234	207,654
Markel Corp. (a)(b)	177	60,180
Marsh & McLennan Cos., Inc.	10,098	227,710
MetLife, Inc.	10,893	411,320
Old Republic International Corp. (b)	4,378	53,105
PartnerRe, Ltd.	1,442	101,142
Principal Financial Group, Inc.	5,708	133,795
Prudential Financial, Inc.	8,735	468,720
Reinsurance Group of America, Inc.	1,460	66,737
RenaissanceRe Holdings, Ltd.	1,153	64,879
The Allstate Corp.	9,372	269,258
The Hanover Insurance Group, Inc.	972	42,282
The Progressive Corp.	11,861	222,038
The Travelers Cos., Inc.	9,257	455,907
Torchmark Corp. (b)	1,637	81,048
Transatlantic Holdings, Inc. (b)	1,150	55,154
Unum Group	6,462	140,225
Validus Holdings, Ltd.	1,545	37,729
W.R. Berkley Corp.	2,621	69,352
Wesco Financial Corp.	48	15,514
White Mountains Insurance Group, Ltd.	145	47,009
XL Group PLC	6,316	101,119

		5,393,137

INTERNET & CATALOG RETAIL — 0.1%
Liberty Media Corp — Interactive (Class A) (a)	10,983	115,321

INTERNET SOFTWARE & SERVICES — 0.0% (c)
AOL, Inc. (a)	2,087	43,389

IT SERVICES — 3.2%
Broadridge Financial Solutions, Inc.	2,064	39,319
Computer Sciences Corp.	2,951	133,533
CoreLogic, Inc.	1,645	29,051
International Business Machines Corp.	23,872	2,947,714

		3,149,617

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc.	2,414	99,215
Mattel, Inc.	7,031	148,776

		247,991

MACHINERY — 0.5%
Eaton Corp.	3,028	198,152
Harsco Corp.	1,341	31,514
Parker-Hannifin Corp.	2,982	165,382
Pentair, Inc. (b)	1,912	61,566
SPX Corp.	828	43,727

		500,341

MEDIA — 3.2%
CBS Corp.	11,853	153,259
Gannett Co., Inc. (b)	4,120	55,455
Interactive Data Corp.	579	19,327
News Corp. (Class A)	43,179	516,421
Omnicom Group, Inc.	5,655	193,967
The McGraw-Hill Cos., Inc.	5,831	164,084
The Walt Disney Co.	33,486	1,054,809
The Washington Post Co. (Class B)	103	42,280
Time Warner Cable, Inc.	6,678	347,790
Time Warner, Inc.	21,352	617,286

		3,164,678

METALS & MINING — 0.1%
Walter Energy, Inc.	927	56,408

MULTI-UTILITIES — 2.7%
Alliant Energy Corp.	2,110	66,971
Ameren Corp.	4,630	110,055
CenterPoint Energy, Inc.	7,021	92,396
CMS Energy Corp. (b)	4,354	63,786
Consolidated Edison, Inc.	5,176	223,086
Dominion Resources, Inc.	11,125	430,983
DTE Energy Co.	3,225	147,092
Integrys Energy Group, Inc. (b)	1,481	64,779
MDU Resources Group, Inc.	3,109	56,055
NiSource, Inc.	5,344	77,488
NSTAR (b)	2,080	72,800
OGE Energy Corp.	1,848	67,563
PG&E Corp.	6,872	282,439
Public Service Enterprise Group, Inc.	9,532	298,638
SCANA Corp. (b)	2,145	76,705
Sempra Energy	4,202	196,612
TECO Energy, Inc.	3,847	57,974
Vectren Corp.	1,557	36,839
Wisconsin Energy Corp.	2,118	107,467
Xcel Energy, Inc.	8,790	181,162

		2,710,890

See accompanying notes to financial statements.

30

SPDR Dow Jones Large Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

MULTILINE RETAIL — 0.2%
J. C. Penney Co., Inc. (b)	3,889	$83,536
Macy’s, Inc.	7,693	137,704

		221,240

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	25,941	208,566

OIL, GAS & CONSUMABLE FUELS — 11.6%
Apache Corp.	6,279	528,629
Chevron Corp.	37,353	2,534,775
ConocoPhillips	25,931	1,272,953
Devon Energy Corp.	7,736	471,277
Exxon Mobil Corp.	95,149	5,430,153
Forest Oil Corp. (a)	2,020	55,267
Marathon Oil Corp.	13,221	411,041
Pioneer Natural Resources Co.	2,153	127,996
Southern Union Co.	1,759	38,452
Spectra Energy Corp.	12,001	240,860
Sunoco, Inc. (b)	2,138	74,338
The Williams Cos., Inc.	10,792	197,278
Valero Energy Corp.	10,500	188,790

		11,571,809

PAPER & FOREST PRODUCTS — 0.4%
International Paper Co.	7,683	173,866
MeadWestvaco Corp.	2,787	61,871
Weyerhaeuser Co.	3,839	135,133

		370,870

PERSONAL PRODUCTS — 0.0% (c)
Alberto-Culver Co.	1,654	44,807

PHARMACEUTICALS — 10.1%
Abbott Laboratories	28,807	1,347,591
Bristol-Myers Squibb Co.	32,093	800,399
Eli Lilly & Co.	18,309	613,352
Forest Laboratories, Inc. (a)(b)	5,542	152,017
Johnson & Johnson	51,483	3,040,586
Merck & Co., Inc.	58,008	2,028,540
Pfizer, Inc.	149,938	2,138,116

		10,120,601

REAL ESTATE INVESTMENT TRUSTS — 2.4%
AMB Property Corp.	3,142	74,497
Annaly Capital Management, Inc.	10,588	181,584
AvalonBay Communities, Inc. (b)	1,592	148,645
Boston Properties, Inc.	2,494	177,922
Equity Residential (b)	5,295	220,484
Federal Realty Investment Trust	1,125	79,054
HCP, Inc. (b)	5,586	180,148
Health Care REIT, Inc.	2,241	94,391
Host Hotels & Resorts, Inc.	11,855	159,805
Kimco Realty Corp.	7,253	97,480
Liberty Property Trust	2,072	59,777
Nationwide Health Properties, Inc.	2,250	80,482
Piedmont Office Realty Trust, Inc. (Class A)	1,104	20,678
Plum Creek Timber Co., Inc. (b)	3,115	107,561
ProLogis (b)	9,090	92,082
Rayonier, Inc.	1,537	67,659
Realty Income Corp. (b)	2,044	61,995
Regency Centers Corp. (b)	1,548	53,251
SL Green Realty Corp. (b)	1,339	73,699
The Macerich Co.	2,366	88,299
Vornado Realty Trust	3,382	246,717

		2,366,210

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Properties Corp.	5,009	70,327
The St. Joe Co. (a)(b)	1,751	40,553

		110,880

ROAD & RAIL — 0.4%
Norfolk Southern Corp.	6,907	366,416
Ryder Systems, Inc.	1,046	42,081

		408,497

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Analog Devices, Inc.	5,451	151,865
Intel Corp.	103,556	2,014,164
KLA-Tencor Corp.	3,286	91,614
Maxim Integrated Products, Inc. (b)	5,454	91,246
Microchip Technology, Inc. (b)	3,403	94,399
National Semiconductor Corp.	4,120	55,455
Texas Instruments, Inc.	22,819	531,226

		3,029,969

SOFTWARE — 0.1%
Synopsys, Inc. (a)	2,803	58,499

SPECIALTY RETAIL — 1.2%
AutoNation, Inc. (a)(b)	1,259	24,551
Limited Brands, Inc.	5,345	117,964
The Gap, Inc.	6,966	135,558
The Home Depot, Inc.	31,792	892,401

		1,170,474

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp.	1,664	118,444

THRIFTS & MORTGAGE FINANCE — 0.2%
Capitol Federal Financial (b)	389	12,899
New York Community Bancorp, Inc.	8,143	124,344
People’s United Financial, Inc.	6,659	89,897
TFS Financial Corp.	1,347	16,716

		243,856

TOBACCO — 2.7%
Altria Group, Inc.	38,871	778,975
Lorillard, Inc.	2,837	204,207
Philip Morris International, Inc.	34,734	1,592,207
Reynolds American, Inc.	3,084	160,738

		2,736,127

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	3,150	64,890
Aqua America, Inc. (b)	2,628	46,463

		111,353

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Sprint Nextel Corp. (a)(b)	55,721	236,257
Telephone & Data Systems, Inc.	1,748	53,122

See accompanying notes to financial statements.

31

SPDR Dow Jones Large Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

US Cellular Corp. (a)	293	$12,057

		301,436

TOTAL COMMON STOCKS —
(Cost $116,928,848)		99,764,386

SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,713,149	2,713,149
State Street Institutional Liquid Reserves Fund (d)	43,072	43,072

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,756,221)		2,756,221

TOTAL INVESTMENTS — 102.5% (f)
(Cost $119,685,069)		102,520,607
OTHER ASSETS AND LIABILITIES — (2.5)%		(2,535,175)

NET ASSETS — 100.0%		$99,985,432

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

32

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.8%
Alliant Techsystems, Inc. (a)(b)	1,450	$89,987
BE Aerospace, Inc. (a)(b)	4,218	107,264
Curtiss-Wright Corp. (a)	2,045	59,387
Spirit Aerosystems Holdings, Inc. (a)(b)	4,521	86,170
TransDigm Group, Inc.	1,639	83,638

		426,446

AIR FREIGHT & LOGISTICS — 0.1%
UTI Worldwide, Inc.	4,464	55,264

AIRLINES — 0.8%
AMR Corp. (a)(b)	14,735	99,903
Continental Airlines, Inc. (Class B) (a)(b)	6,113	134,486
JetBlue Airways Corp. (a)(b)	11,083	60,846
UAL Corp. (a)(b)	7,492	154,036

		449,271

AUTO COMPONENTS — 1.2%
BorgWarner, Inc. (a)(b)	5,199	194,131
Gentex Corp. (a)	6,102	109,714
Lear Corp. (b)	2,067	136,835
The Goodyear Tire & Rubber Co. (a)(b)	10,642	105,781
TRW Automotive Holdings Corp. (a)(b)	3,621	99,831

		646,292

BEVERAGES — 0.5%
Constellation Brands, Inc. (Class A) (a)(b)	8,746	136,612
Hansen Natural Corp. (a)(b)	3,135	122,610

		259,222

BIOTECHNOLOGY — 2.0%
Alexion Pharmaceuticals, Inc. (a)(b)	3,939	201,637
Amylin Pharmaceuticals, Inc. (a)(b)	5,671	106,615
BioMarin Pharmaceutical, Inc. (a)(b)	4,414	83,689
Dendreon Corp. (a)(b)	5,943	192,137
Human Genome Sciences, Inc. (a)(b)	8,181	185,382
Onyx Pharmaceuticals, Inc. (a)(b)	2,755	59,481
Regeneron Pharmaceuticals, Inc. (a)(b)	2,817	62,875
Talecris Biotherapeutics Holdings Corp. (b)	2,699	56,949
United Therapeutics Corp. (a)(b)	2,178	106,308

		1,055,073

BUILDING PRODUCTS — 0.5%
Lennox International, Inc.	2,317	96,318
Owens Corning, Inc. (a)(b)	4,960	148,353

		244,671

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (a)(b)	1,972	119,838
E*TRADE Financial Corp. (b)	8,881	104,973
Eaton Vance Corp. (a)	5,239	144,649
Federated Investors, Inc. (Class B)	4,559	94,417
Greenhill & Co., Inc. (a)	1,265	77,329
Jefferies Group, Inc. (a)	4,862	102,491
Knight Capital Group, Inc. (Class A) (a)(b)	3,942	54,360
Legg Mason, Inc. (a)	7,090	198,733
Raymond James Financial, Inc. (a)	4,382	108,192
SEI Investments Co. (a)	6,907	140,627
Waddell & Reed Financial, Inc. (Class A)	3,813	83,428

		1,229,037

CHEMICALS — 2.9%
Albemarle Corp. (a)	4,046	160,666
Ashland, Inc.	3,140	145,759
Celanese Corp. (Series A)	6,936	172,776
Eastman Chemical Co. (a)	3,024	161,360
Huntsman Corp. (a)	8,513	73,808
International Flavors & Fragrances, Inc. (a)	3,478	147,537
Intrepid Potash, Inc. (a)(b)	1,910	37,379
Lubrizol Corp.	3,022	242,697
Nalco Holding Co. (a)	5,706	116,745
RPM International, Inc.	5,704	101,759
The Scotts Miracle-Gro Co. (Class A) (a)	1,987	88,243
The Valspar Corp. (a)	4,120	124,094

		1,572,823

COMMERCIAL BANKS — 4.0%
Associated Ban-Corp. (a)	7,655	93,850
BancorpSouth, Inc. (a)	3,457	61,811
Bank of Hawaii Corp. (a)	2,116	102,309
BOK Financial Corp. (a)	1,182	56,110
City National Corp. (a)	2,114	108,300
Comerica, Inc.	7,782	286,611
Commerce Bancshares, Inc.	3,273	117,795
Cullen/Frost Bankers, Inc. (a)	2,515	129,271
First Citizens BancShares, Inc. (Class A) (a)	260	50,006
First Horizon National Corp. (a)(b)	10,062	115,213
FirstMerit Corp. (a)	4,771	81,727
Fulton Financial Corp. (a)	8,786	84,785
Huntington Bancshares, Inc. (a)	31,673	175,468
Marshall & Ilsley Corp.	23,227	166,770
Prosperity Bancshares, Inc. (a)	2,042	70,960
TCF Financial Corp. (a)	5,871	97,517
UMB Financial Corp. (a)	1,445	51,384
Valley National Bancorp	7,183	97,832
Westamerica Bancorporation (a)	1,300	68,276
Zions Bancorporation (a)	7,094	153,018

		2,169,013

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Avery Dennison Corp. (a)	4,590	147,477
Cintas Corp. (a)	5,870	140,704
Clean Harbors, Inc. (a)(b)	1,030	68,402
Copart, Inc. (a)(b)	3,297	118,065

See accompanying notes to financial statements.

33

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Corrections Corp. of America (a)(b)	5,104	$97,384
Covanta Holding Corp. (a)	5,769	95,708
KAR Auction Services, Inc. (a)(b)	1,041	12,877
R.R. Donnelley & Sons Co. (a)	9,075	148,558
Rollins, Inc. (a)	2,304	47,670
Waste Connections, Inc. (a)(b)	3,437	119,917

		996,762

COMMUNICATIONS EQUIPMENT — 1.3%
Brocade Communications Systems, Inc. (a)(b)	19,951	102,947
CommScope, Inc. (b)	4,149	98,622
EchoStar Corp. (Class A) (b)	1,810	34,535
F5 Networks, Inc. (a)(b)	3,477	238,418
Polycom, Inc. (a)(b)	3,689	109,895
Tellabs, Inc.	15,676	100,170

		684,587

COMPUTERS & PERIPHERALS — 1.1%
Diebold, Inc. (a)	2,910	79,298
Lexmark International, Inc. (Class A) (a)(b)	3,475	114,779
NCR Corp. (a)(b)	6,993	84,755
QLogic Corp. (a)(b)	5,079	84,413
Teradata Corp. (b)	7,380	224,942

		588,187

CONSTRUCTION & ENGINEERING — 1.4%
Aecom Technology Corp. (b)	4,467	103,009
EMCOR Group, Inc. (a)(b)	2,896	67,100
KBR, Inc.	7,151	145,451
Quanta Services, Inc. (a)(b)	9,289	191,818
The Shaw Group, Inc. (a)(b)	3,673	125,690
URS Corp. (b)	3,696	145,438

		778,506

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc. (a)	1,997	169,366

CONSUMER FINANCE — 0.1%
AmeriCredit Corp. (b)	2,998	54,624

CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc. (a)	2,786	105,367
Bemis Co., Inc.	4,786	129,222
Greif, Inc. (Class A)	1,511	83,921
Packaging Corp. of America (a)	4,538	99,927
Pactiv Corp. (a)(b)	5,848	162,867
Rock-Tenn Co. (Class A) (a)	1,723	85,581
Sealed Air Corp. (a)	7,007	138,178
Silgan Holdings, Inc. (a)	2,282	64,763
Sonoco Products Co. (a)	4,405	134,264

		1,004,090

DISTRIBUTORS — 0.2%
LKQ Corp. (a)(b)	6,195	119,440

DIVERSIFIED CONSUMER SERVICES — 0.9%
Career Education Corp. (a)(b)	2,911	67,011
Education Management Corp. (a)(b)	895	13,649
ITT Educational Services, Inc. (a)(b)	1,529	126,937
Service Corp. International (a)	11,122	82,303
Strayer Education, Inc. (a)	620	128,892
Weight Watchers International, Inc. (a)	1,588	40,796

		459,588

DIVERSIFIED FINANCIAL SERVICES — 0.5%
MSCI, Inc. (Class A) (a)(b)	5,155	141,247
The NASDAQ OMX Group, Inc. (b)	7,356	130,790

		272,037

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Frontier Communications Corp. (a)	13,799	98,111
Level 3 Communications, Inc. (b)	71,403	77,829
tw telecom, inc. (a)(b)	6,606	110,188

		286,128

ELECTRIC UTILITIES — 2.5%
Allegheny Energy, Inc. (a)	7,499	155,079
Cleco Corp. (a)	2,730	72,099
DPL, Inc.	5,308	126,861
Great Plains Energy, Inc. (a)	5,991	101,967
Hawaiian Electric Industries, Inc. (a)	4,123	93,922
IDACORP, Inc. (a)	2,090	69,534
ITC Holdings Corp. (a)	2,250	119,047
NV Energy, Inc. (a)	10,359	122,340
Pepco Holdings, Inc. (a)	9,867	154,715
Pinnacle West Capital Corp.	4,455	161,984
Portland General Electric Co. (a)	3,330	61,039
Westar Energy, Inc.	4,800	103,728

		1,342,315

ELECTRICAL EQUIPMENT — 1.2%
A123 Systems, Inc. (a)(b)	3,323	31,336
Acuity Brands, Inc. (a)	1,944	70,723
AMETEK, Inc. (a)	4,693	188,424
Brady Corp. (Class A)	2,137	53,254
Hubbell, Inc. (Class B)	2,447	97,121
SunPower Corp. (Class A) (a)(b)	4,288	51,885
Thomas & Betts Corp. (a)(b)	2,363	81,996
Woodward Governor Co. (a)	2,615	66,761

		641,500

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Anixter International, Inc. (b)	1,327	56,530
Arrow Electronics, Inc. (b)	5,366	119,930
Avnet, Inc. (a)(b)	6,695	161,416
AVX Corp.	2,303	29,524
FLIR Systems, Inc. (a)(b)	6,768	196,881
Ingram Micro, Inc. (Class A) (b)	7,250	110,128
Itron, Inc. (b)	1,774	109,669
Jabil Circuit, Inc. (a)	8,947	118,995
Mettler-Toledo International, Inc. (a)(b)	1,484	165,659
Molex, Inc. (a)	5,813	106,029
National Instruments Corp. (a)	2,715	86,283
Trimble Navigation, Ltd. (a)(b)	5,326	149,128

		1,410,172

See accompanying notes to financial statements.

34

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.7%
Dresser-Rand Group, Inc. (b)	3,631	$114,558
Helmerich & Payne, Inc. (a)	4,282	156,378
Oceaneering International, Inc. (b)	2,440	109,556
Patterson-UTI Energy, Inc. (a)	6,854	88,211
Rowan Cos., Inc. (a)(b)	5,039	110,556
SEACOR Holdings, Inc. (a)(b)	998	70,519
Superior Energy Services, Inc. (b)	3,436	64,150
Tidewater, Inc. (a)	2,283	88,398
Unit Corp. (a)(b)	2,091	84,874

		887,200

FOOD & STAPLES RETAILING — 0.8%
BJ’s Wholesale Club, Inc. (a)(b)	2,376	87,936
SUPERVALU, Inc. (a)	9,395	101,842
Whole Foods Market, Inc. (a)(b)	5,968	214,967

		404,745

FOOD PRODUCTS — 1.6%
Corn Products International, Inc. (a)	3,281	99,414
Dean Foods Co. (b)	7,996	80,520
Del Monte Foods Co. (a)	8,834	127,121
Flowers Foods, Inc. (a)	4,061	99,210
Green Mountain Coffee Roasters, Inc. (b)	5,136	131,995
Lancaster Colony Corp. (a)	912	48,665
Pilgrim’s Pride Corp. (b)	2,176	14,296
Ralcorp Holdings, Inc. (b)	2,425	132,890
Smithfield Foods, Inc. (a)(b)	6,856	102,155
Tootsie Roll Industries, Inc. (a)	1,060	25,069

		861,335

GAS UTILITIES — 1.7%
AGL Resources, Inc.	3,389	121,394
Atmos Energy Corp.	4,174	112,865
Energen Corp.	3,207	142,166
National Fuel Gas Co. (a)	3,059	140,347
New Jersey Resources Corp. (a)	1,843	64,874
Nicor, Inc. (a)	1,989	80,554
Piedmont Natural Gas Co., Inc. (a)	2,982	75,445
UGI Corp.	4,859	123,613
WGL Holdings, Inc. (a)	2,249	76,533

		937,791

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Gen-Probe, Inc. (a)(b)	2,174	98,743
Haemonetics Corp. (a)(b)	1,114	59,621
IDEXX Laboratories, Inc. (a)(b)	2,548	155,173
Immucor, Inc. (a)(b)	3,132	59,665
Inverness Medical Innovations, Inc. (a)(b)	3,688	98,322
Kinetic Concepts, Inc. (a)(b)	2,749	100,366
Masimo Corp. (a)	2,302	54,811
ResMed, Inc. (a)(b)	3,351	203,774
STERIS Corp. (a)	2,420	75,214
Teleflex, Inc.	1,758	95,424
Thoratec Corp. (a)(b)	2,514	107,423

		1,108,536

HEALTH CARE PROVIDERS & SERVICES — 2.8%
AMERIGROUP Corp. (a)(b)	2,263	73,502
athenahealth, Inc. (a)(b)	1,412	36,896
Community Health Systems, Inc. (a)(b)	4,132	139,703
Coventry Health Care, Inc. (a)(b)	6,564	116,051
Emdeon, Inc. (Class A) (a)(b)	2,050	25,686
Health Net, Inc. (b)	4,436	108,105
LifePoint Hospitals, Inc. (b)	2,429	76,271
Lincare Holdings, Inc. (a)	4,380	142,394
MEDNAX, Inc. (a)(b)	2,082	115,780
Omnicare, Inc.	5,238	124,141
Owens & Minor, Inc. (a)	2,770	78,613
Patterson Cos., Inc. (a)	4,435	126,531
Tenet Healthcare Corp. (a)(b)	21,272	92,320
Universal Health Services, Inc. (Class B) (a)	4,028	153,668
VCA Antech, Inc. (b)	3,752	92,899

		1,502,560

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (b)	2,666	42,923

HOTELS, RESTAURANTS & LEISURE — 2.0%
Bally Technologies, Inc. (a)(b)	2,411	78,092
Brinker International, Inc.	4,485	64,853
Burger King Holdings, Inc.	4,123	69,431
Chipotle Mexican Grill, Inc. (a)(b)	1,402	191,808
Choice Hotels International, Inc. (a)	1,438	43,442
MGM MIRAGE, Inc. (a)(b)	11,052	106,541
Panera Bread Co. (Class A) (a)(b)	1,402	105,557
Penn National Gaming, Inc. (a)(b)	2,977	68,769
Scientific Games Corp. (Class A) (a)(b)	3,105	28,566
Wendy’s/Arby’s Group, Inc. (Class A)	14,955	59,820
WMS Industries, Inc. (a)(b)	2,601	102,089
Wyndham Worldwide Corp.	7,906	159,227

		1,078,195

HOUSEHOLD DURABLES — 2.4%
Harman International Industries, Inc. (a)(b)	3,073	91,852
Jarden Corp.	4,082	109,683
Leggett & Platt, Inc. (a)	6,563	131,654
Lennar Corp. (Class A) (a)	7,023	97,690
M.D.C. Holdings, Inc. (a)	1,609	43,362
Mohawk Industries, Inc. (a)(b)	2,446	111,929
Newell Rubbermaid, Inc. (a)	12,353	180,848
NVR, Inc. (a)(b)	268	175,548
Pulte Group, Inc. (a)(b)	14,879	123,198
Toll Brothers, Inc. (a)(b)	6,063	99,191
Tupperware Brands Corp.	2,776	110,624

		1,275,579

HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc. (a)(b)	3,072	154,460

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Dynegy, Inc. (a)(b)	4,534	17,456
Mirant Corp. (a)(b)	6,492	68,556
Ormat Technologies, Inc. (a)	812	22,971

See accompanying notes to financial statements.

35

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

RRI Energy, Inc. (a)(b)	15,821	$59,962

		168,945

INDUSTRIAL CONGLOMERATES — 0.6%
Carlisle Cos., Inc. (a)	2,705	97,732
Seaboard Corp. (a)	16	24,160
Textron, Inc. (a)	11,963	203,012

		324,904

INSURANCE — 5.8%
Alleghany Corp. (a)(b)	328	96,202
Allied World Assurance Company Holdings, Ltd.	1,805	81,911
American Financial Group, Inc.	3,571	97,560
American International Group, Inc. (a)(b)	5,230	180,121
American National Insurance Co.	634	51,335
Arthur J. Gallagher & Co. (a)	4,504	109,808
Aspen Insurance Holdings, Ltd. (a)	3,216	79,564
Assurant, Inc.	4,950	171,765
Assured Guaranty, Ltd.	7,461	99,007
Brown & Brown, Inc. (a)	5,098	97,576
Endurance Specialty Holdings, Ltd. (a)	2,157	80,952
Erie Indemnity Co. (Class A) (a)	1,282	58,331
Fidelity National Financial, Inc. (Class A)	10,222	132,784
First American Financial Corp. (a)	5,410	68,599
HCC Insurance Holdings, Inc.	4,973	123,131
Markel Corp. (a)(b)	435	147,900
Mercury General Corp. (a)	1,176	48,733
Montpelier Re Holdings, Ltd. (a)	3,448	51,479
Old Republic International Corp. (a)	10,649	129,172
OneBeacon Insurance Group, Ltd. (Class A) (a)	1,056	15,122
Platinum Underwriters Holdings, Ltd. (a)	2,014	73,088
ProAssurance Corp. (a)(b)	1,436	81,507
Reinsurance Group of America, Inc. (a)	3,221	147,232
RenaissanceRe Holdings, Ltd. (a)	2,563	144,220
StanCorp Financial Group, Inc. (a)	2,096	84,972
The Hanover Insurance Group, Inc. (a)	1,985	86,348
Torchmark Corp. (a)	3,663	181,355
Transatlantic Holdings, Inc. (a)	2,847	136,542
Validus Holdings, Ltd. (a)	3,949	96,435
Wesco Financial Corp.	65	21,008
White Mountains Insurance Group, Ltd. (a)	340	110,228

		3,083,987

INTERNET & CATALOG RETAIL — 0.4%
Netflix, Inc. (b)	1,998	217,083

INTERNET SOFTWARE & SERVICES — 1.4%
Akamai Technologies, Inc. (a)(b)	7,645	310,158
AOL, Inc. (b)	4,703	97,775
Equinix, Inc. (a)(b)	2,004	162,765
IAC/InterActive Corp. (a)(b)	3,598	79,048
WebMD Health Corp. (b)	2,087	96,899

		746,645

IT SERVICES — 2.3%
Alliance Data Systems Corp. (a)(b)	2,317	137,908
Broadridge Financial Solutions, Inc.	5,554	105,804
CACI International, Inc. (Class A) (a)(b)	1,343	57,051
CoreLogic, Inc.	4,355	76,909
DST Systems, Inc. (a)	1,688	61,004
Gartner, Inc. (b)	2,867	66,658
Genpact, Ltd. (a)(b)	4,543	70,553
Global Payments, Inc.	3,613	132,019
Hewitt Associates, Inc. (Class A) (b)	4,172	143,767
Lender Processing Services, Inc.	4,200	131,502
ManTech International Corp. (Class A) (a)(b)	945	40,229
NeuStar, Inc. (Class A) (a)(b)	3,355	69,180
Total System Services, Inc. (a)	8,724	118,646

		1,211,230

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Bio-Rad Laboratories, Inc. (Class A) (b)	863	74,641
Charles River Laboratories International, Inc. (b)	2,931	100,269
Covance, Inc. (a)(b)	2,859	146,724
Furiex Pharmaceuticals, Inc. (a)(b)	407	4,135
PerkinElmer, Inc. (a)	5,167	106,802
Pharmaceutical Product Development, Inc. (a)	4,881	124,026
Techne Corp.	1,662	95,482

		652,079

MACHINERY — 4.1%
AGCO Corp. (a)(b)	4,054	109,336
CLARCOR, Inc.	2,286	81,199
Crane Co.	2,249	67,942
Donaldson Co., Inc.	3,161	134,817
Gardner Denver, Inc. (a)	2,293	102,245
Graco, Inc. (a)	2,662	75,042
Harsco Corp. (a)	3,559	83,636
IDEX Corp.	3,577	102,195
Joy Global, Inc. (a)	4,521	226,457
Kennametal, Inc. (a)	3,556	90,429
Lincoln Electric Holdings, Inc. (a)	1,898	96,779
Navistar International Corp. (a)(b)	2,348	115,521
Nordson Corp. (a)	1,372	76,942
Oshkosh Corp. (a)(b)	3,963	123,487
Pall Corp.	5,175	177,865
Pentair, Inc. (a)	4,356	140,263
Snap-On, Inc.	2,546	104,157
SPX Corp. (a)	2,171	114,650
The Timken Co.	3,422	88,938
Wabtec Corp. (a)	2,148	85,684

		2,197,584

MARINE — 0.2%
Kirby Corp. (a)(b)	2,381	91,073

See accompanying notes to financial statements.

36

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

MEDIA — 2.7%
Clear Channel Outdoor Holdings, Inc. (Class A) (b)	1,800	$15,624
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	2,823	80,597
Gannett Co., Inc. (a)	10,458	140,765
Interactive Data Corp.	1,605	53,575
John Wiley & Sons, Inc. (Class A)	2,214	85,615
Lamar Advertising Co. (Class A) (b)	2,555	62,649
Liberty Media — Starz (Series A) (b)	2,314	119,958
Liberty Media Corp.- Interactive (Class A) (b)	3,783	158,546
Morningstar, Inc. (a)(b)	981	41,712
Regal Entertainment Group (a)	3,483	45,418
Sirius XM Radio, Inc. (a)(b)	170,754	162,131
The Interpublic Group of Cos., Inc. (a)(b)	21,519	153,430
The Washington Post Co. (Class B) (a)	251	103,030
Virgin Media, Inc. (a)	13,088	218,439

		1,441,489

METALS & MINING — 1.8%
AK Steel Holding Corp. (a)	4,844	57,740
Allegheny Technologies, Inc. (a)	4,105	181,400
Commercial Metals Co. (a)	4,977	65,796
Compass Minerals International, Inc. (a)	1,436	100,922
Reliance Steel & Aluminum Co. (a)	2,840	102,666
Royal Gold, Inc. (a)	2,106	101,088
Steel Dynamics, Inc. (a)	9,647	127,244
Titanium Metals Corp. (a)(b)	3,823	67,247
Walter Energy, Inc.	2,368	144,093

		948,196

MULTI-UTILITIES — 2.4%
Alliant Energy Corp. (a)	4,883	154,986
CMS Energy Corp. (a)	10,177	149,093
Integrys Energy Group, Inc. (a)	3,383	147,972
MDU Resources Group, Inc.	7,688	138,615
NiSource, Inc. (a)	12,253	177,669
NSTAR (a)	4,723	165,305
OGE Energy Corp. (a)	4,307	157,464
TECO Energy, Inc. (a)	8,816	132,857
Vectren Corp. (a)	3,590	84,939

		1,308,900

MULTILINE RETAIL — 0.2%
Big Lots, Inc. (a)(b)	3,590	115,203

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)(b)	2,556	64,846

OIL, GAS & CONSUMABLE FUELS — 4.2%
Arch Coal, Inc. (a)	7,192	142,474
Atlas Energy, Inc. (a)(b)	3,464	93,770
Cabot Oil & Gas Corp. (a)	4,603	144,166
Cimarex Energy Co. (a)	3,700	264,846
Comstock Resources, Inc. (a)(b)	2,083	57,741
Concho Resources, Inc. (a)(b)	3,393	187,735
EXCO Resources, Inc. (a)	7,571	110,612
Forest Oil Corp. (a)(b)	4,969	135,952
Frontier Oil Corp. (a)	4,640	62,408
Massey Energy Co. (a)	4,558	124,661
Plains Exploration & Production Co. (a)(b)	6,167	127,102
Quicksilver Resources, Inc. (a)(b)	5,295	58,245
SandRidge Energy, Inc. (a)(b)	8,189	47,742
SM Energy Co. (a)	2,757	110,721
Southern Union Co.	5,146	112,492
Sunoco, Inc. (a)	5,337	185,567
Teekay Corp. (a)	1,891	49,487
Tesoro Corp. (a)	6,271	73,183
Whiting Petroleum Corp. (b)	2,133	167,270

		2,256,174

PAPER & FOREST PRODUCTS — 0.3%
MeadWestvaco Corp. (a)	7,561	167,854

PERSONAL PRODUCTS — 0.6%
Alberto-Culver Co.	3,881	105,136
Herbalife, Ltd. (a)	2,670	122,954
NBTY, Inc. (a)(b)	2,544	86,521

		314,611

PHARMACEUTICALS — 1.1%
Auxilium Pharmaceuticals, Inc. (a)(b)	2,091	49,138
Endo Pharmaceuticals Holdings, Inc. (a)(b)	4,606	100,503
King Pharmaceuticals, Inc. (b)	10,906	82,776
Perrigo Co. (a)	3,652	215,724
Valeant Pharmaceuticals International (a)(b)	2,564	134,072

		582,213

PROFESSIONAL SERVICES — 1.7%
Equifax, Inc.	5,591	156,884
FTI Consulting, Inc. (a)(b)	2,079	90,624
IHS, Inc. (Class A) (a)(b)	2,050	119,761
Manpower, Inc. (a)	3,624	156,484
Robert Half International, Inc. (a)	6,700	157,785
The Dun & Bradstreet Corp.	2,231	149,745
Towers Watson & Co. (Class A) (a)	1,877	72,921

		904,204

REAL ESTATE INVESTMENT TRUSTS — 7.1%
Alexandria Real Estate Equities, Inc. (a)	1,977	125,283
AMB Property Corp. (a)	7,445	176,521
Camden Property Trust (a)	2,843	116,137
Chimera Investment Corp. (a)	31,421	113,430
Corporate Office Properties Trust (a)	2,573	97,157
Digital Realty Trust, Inc. (a)	3,756	216,646
Douglas Emmett, Inc. (a)	5,383	76,546
Duke Realty Corp.	10,927	124,021
Essex Property Trust, Inc. (a)	1,333	130,021
Federal Realty Investment Trust (a)	2,697	189,518
Highwoods Properties, Inc. (a)	3,141	87,194

See accompanying notes to financial statements.

37

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Hospitality Properties Trust	5,468	$115,375
Kimco Realty Corp. (a)	17,785	239,030
Liberty Property Trust (a)	5,006	144,423
Mack-Cali Realty Corp. (a)	3,538	105,185
MFA Financial, Inc. (a)	12,378	91,597
National Retail Properties, Inc.	3,651	78,277
Nationwide Health Properties, Inc. (a)	5,262	188,222
OMEGA Healthcare Investors, Inc.	4,116	82,032
Piedmont Office Realty Trust, Inc. (Class A)	2,470	46,263
Rayonier, Inc.	3,518	154,862
Realty Income Corp. (a)	4,621	140,155
Regency Centers Corp. (a)	3,621	124,562
Senior Housing Properties Trust (a)	5,627	113,159
SL Green Realty Corp. (a)	3,440	189,338
The Macerich Co. (a)	5,743	214,329
UDR, Inc. (a)	7,179	137,334
Washington Real Estate Investment Trust (a)	2,646	73,003
Weingarten Realty Investors (a)	5,302	101,003

		3,790,623

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CB Richard Ellis Group, Inc. (Class A) (a)(b)	13,017	177,161
Jones Lang LaSalle, Inc.	1,818	119,334
The St. Joe Co. (b)	4,063	94,099

		390,594

ROAD & RAIL — 1.2%
Hertz Global Holdings, Inc. (a)(b)	8,276	78,291
J.B. Hunt Transport Services, Inc. (a)	4,227	138,096
Kansas City Southern (b)	4,503	163,684
Knight Transportation, Inc. (a)	2,645	53,535
Landstar Systems, Inc. (a)	2,228	86,870
Ryder Systems, Inc. (a)	2,368	95,264
Werner Enterprises, Inc. (a)	2,282	49,953

		665,693

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Advanced Micro Devices, Inc. (a)(b)	24,841	181,836
Atmel Corp. (a)(b)	17,816	85,517
Intersil Corp. (Class A) (a)	5,417	65,600
Lam Research Corp. (a)(b)	5,595	212,946
LSI Corp. (a)(b)	28,909	132,981
MEMC Electronic Materials, Inc. (a)(b)	10,022	99,017
National Semiconductor Corp. (a)	10,464	140,846
Novellus Systems, Inc. (a)(b)	4,328	109,758
ON Semiconductor Corp. (a)(b)	18,823	120,091
PMC-Sierra, Inc. (b)	10,083	75,824
Silicon Laboratories, Inc. (a)(b)	2,025	82,134
Skyworks Solutions, Inc. (a)(b)	7,815	131,214
Varian Semiconductor Equipment Associates, Inc. (b)	3,294	94,406

		1,532,170

SOFTWARE — 3.5%
Ansys, Inc. (b)	3,978	161,388
Cadence Design Systems, Inc. (a)(b)	11,680	67,627
Compuware Corp. (a)(b)	10,078	80,422
Concur Technologies, Inc. (a)(b)	1,865	79,598
Factset Research Systems, Inc. (a)	1,890	126,611
Informatica Corp. (a)(b)	3,964	94,660
Jack Henry & Associates, Inc. (a)	3,714	88,690
MICROS Systems, Inc. (b)	3,532	112,565
Novell, Inc. (b)	15,485	87,955
Nuance Communications, Inc. (a)(b)	10,553	157,767
Parametric Technology Corp. (a)(b)	5,141	80,560
Quality Systems, Inc. (a)	803	46,566
Quest Software, Inc. (a)(b)	2,839	51,216
Rovi Corp. (a)(b)	4,518	171,277
Solera Holdings, Inc. (a)	3,070	111,134
Sybase, Inc. (b)	3,845	248,618
Synopsys, Inc. (a)(b)	6,624	138,243

		1,904,897

SPECIALTY RETAIL — 4.1%
Aaron’s, Inc. (a)	3,280	55,990
Abercrombie & Fitch Co. (Class A) (a)	3,906	119,875
Aeropostale, Inc. (a)(b)	4,170	119,429
American Eagle Outfitters, Inc. (a)	7,807	91,732
AutoNation, Inc. (a)(b)	3,226	62,907
CarMax, Inc. (a)(b)	9,866	196,333
Chico’s FAS, Inc. (a)	7,783	76,896
Dick’s Sporting Goods, Inc. (a)(b)	3,829	95,304
Foot Locker, Inc. (a)	6,950	87,709
GameStop Corp. (Class A) (a)(b)	6,765	127,114
Guess ?, Inc. (a)	2,601	81,255
J. Crew Group, Inc. (a)(b)	2,309	84,994
PetSmart, Inc. (a)	5,236	157,970
RadioShack Corp. (a)	5,543	108,144
Rent-A-Center, Inc. (a)(b)	2,957	59,909
Signet Jewelers, Ltd. (a)(b)	3,780	103,950
The Buckle, Inc. (a)	1,181	38,288
Tiffany & Co. (a)	5,547	210,287
Tractor Supply Co. (a)	1,605	97,857
Urban Outfitters, Inc. (a)(b)	5,895	202,729

		2,178,672

THRIFTS & MORTGAGE FINANCE — 0.5%
Capitol Federal Financial (a)	970	32,165
First Niagara Financial Group, Inc.	9,227	115,614
TFS Financial Corp. (a)	4,120	51,129
Washington Federal, Inc.	4,975	80,496

		279,404

TRADING COMPANIES & DISTRIBUTORS — 0.2%
MSC Industrial Direct Co., Inc. (Class A)	1,957	99,142

WATER UTILITIES — 0.5%
American Water Works Co., Inc. (a)	7,728	159,197

See accompanying notes to financial statements.

38

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Aqua America, Inc. (a)	6,005	$106,168

		265,365

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Clearwire Corp. (Class A) (a)(b)	4,462	32,484
MetroPCS Communications, Inc. (a)(b)	11,080	90,745
SBA Communications Corp. (Class A) (a)(b)	5,161	175,526
Telephone & Data Systems, Inc.	4,206	127,820
US Cellular Corp. (a)(b)	707	29,093

		455,668

TOTAL COMMON STOCKS —
(Cost $54,989,611)		53,527,186

SHORT TERM INVESTMENTS — 28.7%
MONEY MARKET FUNDS — 28.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	15,395,297	15,395,297
State Street Institutional Liquid Reserves Fund (c)	12,439	12,439

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,407,736)		15,407,736

TOTAL INVESTMENTS — 128.6% (e)
(Cost $70,397,347)		68,934,922
OTHER ASSETS AND LIABILITIES — (28.6)%		(15,350,024)

NET ASSETS — 100.0%		$53,584,898

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

39

SPDR Dow Jones Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.0%
BE Aerospace, Inc. (a)	8,708	$221,444
Spirit Aerosystems Holdings, Inc. (a)(b)	9,111	173,656
TransDigm Group, Inc. (b)	3,319	169,369

		564,469

AIR FREIGHT & LOGISTICS — 0.2%
UTI Worldwide, Inc.	8,903	110,219

AIRLINES — 1.5%
AMR Corp. (a)(b)	30,057	203,786
Continental Airlines, Inc. (Class B) (a)(b)	12,667	278,674
JetBlue Airways Corp. (a)(b)	22,569	123,904
UAL Corp. (a)(b)	15,311	314,794

		921,158

AUTO COMPONENTS — 0.8%
Lear Corp. (a)	4,182	276,848
The Goodyear Tire & Rubber Co. (a)(b)	21,735	216,046

		492,894

BEVERAGES — 0.4%
Hansen Natural Corp. (a)	6,432	251,556

BIOTECHNOLOGY — 3.0%
Alexion Pharmaceuticals, Inc. (a)(b)	8,104	414,844
Amylin Pharmaceuticals, Inc. (a)(b)	11,768	221,239
BioMarin Pharmaceutical, Inc. (a)(b)	9,174	173,939
Human Genome Sciences, Inc. (a)(b)	16,935	383,747
Onyx Pharmaceuticals, Inc. (a)(b)	5,571	120,278
Regeneron Pharmaceuticals, Inc. (a)(b)	5,822	129,947
Talecris Biotherapeutics Holdings Corp. (a)	5,523	116,535
United Therapeutics Corp. (a)(b)	4,504	219,840

		1,780,369

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (a)(b)	4,050	246,119
Eaton Vance Corp. (b)	10,707	295,620
Greenhill & Co., Inc. (b)	2,626	160,527
Jefferies Group, Inc. (b)	10,136	213,667
Knight Capital Group, Inc. (Class A) (a)(b)	8,077	111,382
SEI Investments Co. (b)	14,270	290,537

		1,317,852

CHEMICALS — 2.5%
Albemarle Corp. (b)	8,272	328,481
Celanese Corp. (Series A)	14,188	353,423
Intrepid Potash, Inc. (a)(b)	3,927	76,851
Lubrizol Corp.	6,229	500,251
Nalco Holding Co. (b)	11,693	239,239

		1,498,245

COMMERCIAL BANKS — 0.2%
First Citizens BancShares, Inc. (Class A)	544	104,628

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Clean Harbors, Inc. (a)(b)	2,123	140,988
Copart, Inc. (a)(b)	6,671	238,889
Corrections Corp. of America (a)(b)	10,258	195,723
Covanta Holding Corp. (b)	11,659	193,423
KAR Auction Services, Inc. (a)(b)	2,061	25,495
Rollins, Inc. (b)	4,644	96,084
Waste Connections, Inc. (a)(b)	7,070	246,672

		1,137,274

COMMUNICATIONS EQUIPMENT — 2.3%
Brocade Communications Systems, Inc. (a)(b)	40,826	210,662
CommScope, Inc. (a)	8,602	204,470
EchoStar Corp. (Class A) (a)	3,699	70,577
F5 Networks, Inc. (a)(b)	7,065	484,447
Polycom, Inc. (a)	7,469	222,501
Tellabs, Inc.	32,440	207,292

		1,399,949

COMPUTERS & PERIPHERALS — 1.4%
NCR Corp. (a)(b)	14,417	174,734
QLogic Corp. (a)(b)	10,566	175,607
Teradata Corp. (a)	15,091	459,974

		810,315

CONSTRUCTION & ENGINEERING — 2.7%
Aecom Technology Corp. (a)(b)	8,946	206,295
EMCOR Group, Inc. (a)	5,838	135,267
KBR, Inc.	14,606	297,086
Quanta Services, Inc. (a)(b)	19,017	392,701
The Shaw Group, Inc. (a)(b)	7,442	254,665
URS Corp. (a)	7,543	296,817

		1,582,831

CONSTRUCTION MATERIALS — 0.6%
Martin Marietta Materials, Inc. (b)	4,138	350,944

CONSUMER FINANCE — 0.2%
AmeriCredit Corp. (a)	6,060	110,413

CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	5,724	216,482
Pactiv Corp. (a)	11,910	331,693

		548,175

DISTRIBUTORS — 0.4%
LKQ Corp. (a)	12,813	247,035

DIVERSIFIED CONSUMER SERVICES — 1.3%
Career Education Corp. (a)(b)	5,999	138,097
Education Management Corp. (a)(b)	1,796	27,389
ITT Educational Services, Inc. (a)(b)	3,121	259,105
Strayer Education, Inc. (b)	1,271	264,228
Weight Watchers International, Inc. (b)	3,223	82,799

		771,618

See accompanying notes to financial statements.

40

SPDR Dow Jones Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.9%
MSCI, Inc. (Class A) (a)	10,573	$289,700
The NASDAQ OMX Group, Inc. (a)	15,013	266,931

		556,631

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
tw telecom, inc. (a)(b)	13,626	227,282

ELECTRIC UTILITIES — 0.4%
ITC Holdings Corp. (b)	4,518	239,047

ELECTRICAL EQUIPMENT — 1.2%
A123 Systems, Inc. (a)(b)	6,721	63,379
AMETEK, Inc.	9,606	385,681
SunPower Corp. (Class A) (a)(b)	8,627	104,387
Woodward Governor Co. (b)	5,282	134,849

		688,296

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Anixter International, Inc. (a)(b)	2,662	113,401
Arrow Electronics, Inc. (a)	10,928	244,241
FLIR Systems, Inc. (a)	13,892	404,118
Ingram Micro, Inc. (Class A) (a)	15,036	228,397
Itron, Inc. (a)(b)	3,576	221,068
Jabil Circuit, Inc.	18,359	244,175
Mettler-Toledo International, Inc. (a)	3,072	342,927
National Instruments Corp.	5,560	176,697
Trimble Navigation, Ltd. (a)(b)	10,905	305,340

		2,280,364

ENERGY EQUIPMENT & SERVICES — 2.7%
Dresser-Rand Group, Inc. (a)	7,358	232,145
Helmerich & Payne, Inc. (b)	8,774	320,427
Oceaneering International, Inc. (a)	4,989	224,006
Patterson-UTI Energy, Inc. (b)	14,178	182,471
Rowan Cos., Inc. (a)(b)	10,346	226,991
SEACOR Holdings, Inc. (a)(b)	2,040	144,146
Superior Energy Services, Inc. (a)	6,891	128,655
Unit Corp. (a)	4,258	172,832

		1,631,673

FOOD & STAPLES RETAILING — 0.7%
Whole Foods Market, Inc. (a)(b)	12,202	439,516

FOOD PRODUCTS — 1.5%
Dean Foods Co. (a)(b)	16,140	162,530
Flowers Foods, Inc. (b)	8,346	203,893
Green Mountain Coffee Roasters, Inc. (a)	10,513	270,184
Ralcorp Holdings, Inc. (a)	4,968	272,246

		908,853

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Gen-Probe, Inc. (a)(b)	4,526	205,571
Haemonetics Corp. (a)(b)	2,315	123,899
IDEXX Laboratories, Inc. (a)(b)	5,251	319,786
Immucor, Inc. (a)(b)	6,260	119,253
Inverness Medical Innovations, Inc. (a)(b)	7,561	201,576
Kinetic Concepts, Inc. (a)(b)	5,633	205,661
Masimo Corp. (b)	4,823	114,836
ResMed, Inc. (a)(b)	6,855	416,852
Thoratec Corp. (a)(b)	5,143	219,760

		1,927,194

HEALTH CARE PROVIDERS & SERVICES — 3.0%
AMERIGROUP Corp. (a)(b)	4,587	148,986
athenahealth, Inc. (a)(b)	2,922	76,352
Community Health Systems, Inc. (a)(b)	8,552	289,143
Coventry Health Care, Inc. (a)	13,383	236,611
Emdeon, Inc. (Class A) (a)(b)	4,263	53,415
Lincare Holdings, Inc. (b)	8,949	290,932
MEDNAX, Inc. (a)(b)	4,210	234,118
Patterson Cos., Inc. (b)	9,089	259,309
VCA Antech, Inc. (a)	7,710	190,900

		1,779,766

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	5,247	84,477

HOTELS, RESTAURANTS & LEISURE — 3.2%
Bally Technologies, Inc. (a)(b)	4,891	158,420
Burger King Holdings, Inc.	8,467	142,584
Chipotle Mexican Grill, Inc. (a)(b)	2,898	396,476
Choice Hotels International, Inc. (b)	2,919	88,183
MGM MIRAGE, Inc. (a)(b)	22,650	218,346
Panera Bread Co. (Class A) (a)(b)	2,853	214,802
Scientific Games Corp. (Class A) (a)(b)	6,400	58,880
Wendy’s/Arby’s Group, Inc. (Class A) (b)	30,576	122,304
WMS Industries, Inc. (a)(b)	5,268	206,769
Wyndham Worldwide Corp. (b)	16,172	325,704

		1,932,468

HOUSEHOLD DURABLES — 1.1%
Harman International Industries, Inc. (a)	6,361	190,130
Jarden Corp. (b)	8,357	224,552
Pulte Group, Inc. (a)(b)	30,213	250,164

		664,846

HOUSEHOLD PRODUCTS — 0.5%
Energizer Holdings, Inc. (a)	6,252	314,351

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Ormat Technologies, Inc. (b)	1,692	47,867

INDUSTRIAL CONGLOMERATES — 0.8%
Seaboard Corp. (b)	32	48,320
Textron, Inc. (b)	24,441	414,764

		463,084

INSURANCE — 0.3%
Brown & Brown, Inc. (b)	10,546	201,850

INTERNET & CATALOG RETAIL — 0.7%
Netflix, Inc. (a)	4,060	441,119

INTERNET SOFTWARE & SERVICES — 2.2%
Akamai Technologies, Inc. (a)(b)	15,623	633,825
Equinix, Inc. (a)(b)	4,059	329,672

See accompanying notes to financial statements.

41

SPDR Dow Jones Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

IAC/InterActive Corp. (a)(b)	7,327	$160,974
WebMD Health Corp. (a)	4,350	201,971

		1,326,442

IT SERVICES — 3.3%
Alliance Data Systems Corp. (a)(b)	4,808	286,172
DST Systems, Inc. (b)	3,458	124,972
Gartner, Inc. (a)	5,889	136,919
Genpact, Ltd. (a)(b)	9,459	146,898
Global Payments, Inc.	7,332	267,911
Hewitt Associates, Inc. (Class A) (a)	8,550	294,633
Lender Processing Services, Inc.	8,596	269,141
ManTech International Corp. (Class A) (a)(b)	1,882	80,117
NeuStar, Inc. (Class A) (a)(b)	6,814	140,505
Total System Services, Inc. (b)	17,772	241,699

		1,988,967

LIFE SCIENCES TOOLS & SERVICES — 2.2%
Bio-Rad Laboratories, Inc. (Class A) (a)	1,799	155,595
Charles River Laboratories International, Inc. (a)(b)	5,986	204,781
Covance, Inc. (a)(b)	5,841	299,760
Furiex Pharmaceuticals, Inc. (a)(b)	823	8,362
PerkinElmer, Inc.	10,464	216,291
Pharmaceutical Product Development, Inc. (b)	10,077	256,057
Techne Corp. (b)	3,364	193,262

		1,334,108

MACHINERY — 4.8%
AGCO Corp. (a)	8,397	226,467
CLARCOR, Inc. (b)	4,536	161,119
Donaldson Co., Inc.	6,501	277,268
Gardner Denver, Inc. (b)	4,713	210,153
Joy Global, Inc.	9,234	462,531
Lincoln Electric Holdings, Inc. (b)	3,872	197,433
Navistar International Corp. (a)(b)	4,781	235,225
Nordson Corp. (b)	2,723	152,706
Oshkosh Corp. (a)(b)	8,202	255,574
Pall Corp.	10,595	364,150
The Timken Co.	6,925	179,981
Wabtec Corp. (b)	4,417	176,194

		2,898,801

MARINE — 0.3%
Kirby Corp. (a)(b)	4,815	184,174

MEDIA — 3.8%
Clear Channel Outdoor Holdings, Inc. (Class A) (a)(b)	3,567	30,961
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	5,767	164,648
John Wiley & Sons, Inc. (Class A)	4,491	173,667
Lamar Advertising Co. (Class A) (a)(b)	5,264	129,073
Liberty Media — Starz (Series A) (a)	4,693	243,285
Liberty Media Corp.- Interactive (Class A) (a)	7,726	323,797
Morningstar, Inc. (a)(b)	1,981	84,232
Sirius XM Radio, Inc. (a)(b)	349,275	331,637
The Interpublic Group of Cos., Inc. (a)(b)	43,986	313,620
Virgin Media, Inc. (b)	26,861	448,310

		2,243,230

METALS & MINING — 2.3%
Allegheny Technologies, Inc. (b)	8,384	370,489
Compass Minerals International, Inc. (b)	2,892	203,250
Reliance Steel & Aluminum Co.	5,877	212,453
Royal Gold, Inc.	4,331	207,888
Steel Dynamics, Inc. (b)	19,515	257,403
Titanium Metals Corp. (a)	7,880	138,609

		1,390,092

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp. (Class A) (a)(b)	5,262	133,497

OIL, GAS & CONSUMABLE FUELS — 6.1%
Arch Coal, Inc. (b)	14,729	291,781
Atlas Energy, Inc. (a)	6,994	189,328
Cabot Oil & Gas Corp. (b)	9,402	294,471
Cimarex Energy Co.	7,553	540,644
Comstock Resources, Inc. (a)(b)	4,247	117,727
Concho Resources, Inc. (a)(b)	6,947	384,377
EXCO Resources, Inc. (b)	15,510	226,601
Frontier Oil Corp. (b)	9,527	128,138
Massey Energy Co. (b)	9,352	255,777
Plains Exploration & Production Co. (a)(b)	12,743	262,633
Quicksilver Resources, Inc. (a)(b)	10,681	117,491
SandRidge Energy, Inc. (a)(b)	16,699	97,355
SM Energy Co.	5,638	226,422
Tesoro Corp. (b)	12,507	145,957
Whiting Petroleum Corp. (a)(b)	4,374	343,009

		3,621,711

PERSONAL PRODUCTS — 0.3%
NBTY, Inc. (a)(b)	5,275	179,403

PHARMACEUTICALS — 2.0%
Auxilium Pharmaceuticals, Inc. (a)(b)	4,256	100,016
Endo Pharmaceuticals Holdings, Inc. (a)	9,373	204,519
King Pharmaceuticals, Inc. (a)	22,582	171,397
Perrigo Co. (b)	7,471	441,312
Valeant Pharmaceuticals International (a)(b)	5,237	273,843

		1,191,087

PROFESSIONAL SERVICES — 3.1%
Equifax, Inc. (b)	11,444	321,119
FTI Consulting, Inc. (a)(b)	4,266	185,955
IHS, Inc. (Class A) (a)(b)	4,255	248,577
Manpower, Inc. (b)	7,462	322,209
Robert Half International, Inc. (b)	13,708	322,823

See accompanying notes to financial statements.

42

SPDR Dow Jones Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

The Dun & Bradstreet Corp.	4,514	$302,980
Towers Watson & Co. (Class A) (b)	3,773	146,581

		1,850,244

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Corporate Office Properties Trust (b)	5,316	200,732
Digital Realty Trust, Inc. (b)	7,728	445,751
Essex Property Trust, Inc. (b)	2,678	261,212

		907,695

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
CB Richard Ellis Group, Inc. (Class A) (a)(b)	26,591	361,904
Jones Lang LaSalle, Inc. (b)	3,680	241,555

		603,459

ROAD & RAIL — 1.8%
Hertz Global Holdings, Inc. (a)(b)	16,433	155,456
J.B. Hunt Transport Services, Inc. (b)	8,649	282,563
Kansas City Southern (a)	9,216	335,002
Knight Transportation, Inc. (b)	5,423	109,761
Landstar Systems, Inc. (b)	4,541	177,054

		1,059,836

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Micro Devices, Inc. (a)	50,788	371,768
Atmel Corp. (a)(b)	35,946	172,541
Lam Research Corp. (a)(b)	11,444	435,559
LSI Corp. (a)	59,053	271,644
MEMC Electronic Materials, Inc. (a)(b)	20,484	202,382
ON Semiconductor Corp. (a)(b)	38,473	245,458
Silicon Laboratories, Inc. (a)(b)	4,164	168,892
Skyworks Solutions, Inc. (a)	15,946	267,733
Varian Semiconductor Equipment Associates, Inc. (a)	6,772	194,085

		2,330,062

SOFTWARE — 5.5%
Ansys, Inc. (a)	8,168	331,376
Cadence Design Systems, Inc. (a)(b)	24,428	141,438
Concur Technologies, Inc. (a)(b)	3,808	162,525
Factset Research Systems, Inc. (b)	3,906	261,663
Informatica Corp. (a)(b)	8,146	194,526
Jack Henry & Associates, Inc. (b)	7,476	178,527
MICROS Systems, Inc. (a)(b)	7,159	228,157
Nuance Communications, Inc. (a)(b)	21,859	326,792
Parametric Technology Corp. (a)	10,390	162,811
Quality Systems, Inc. (b)	1,650	95,684
Quest Software, Inc. (a)(b)	5,615	101,295
Rovi Corp. (a)(b)	9,246	350,516
Solera Holdings, Inc. (b)	6,274	227,119
Sybase, Inc. (a)	7,895	510,491

		3,272,920

SPECIALTY RETAIL — 5.9%
Aaron’s, Inc. (b)	6,595	112,577
Abercrombie & Fitch Co. (Class A) (b)	7,895	242,297
Aeropostale, Inc. (a)(b)	8,525	244,156
American Eagle Outfitters, Inc. (b)	16,172	190,021
CarMax, Inc. (a)(b)	20,139	400,766
Chico’s FAS, Inc.	15,721	155,323
Dick’s Sporting Goods, Inc. (a)(b)	7,758	193,097
GameStop Corp. (Class A) (a)(b)	13,802	259,340
Guess ?, Inc. (b)	5,276	164,822
J. Crew Group, Inc. (a)(b)	4,695	172,823
PetSmart, Inc.	10,706	323,000
Tiffany & Co. (b)	11,415	432,743
Tractor Supply Co.	3,262	198,884
Urban Outfitters, Inc. (a)(b)	12,021	413,402

		3,503,251

TRADING COMPANIES & DISTRIBUTORS — 0.3%
MSC Industrial Direct Co., Inc. (Class A)	3,928	198,992

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Clearwire Corp. (Class A) (a)(b)	8,759	63,765
MetroPCS Communications, Inc. (a)(b)	23,004	188,403
SBA Communications Corp. (Class A) (a)(b)	10,576	359,690

		611,858

TOTAL COMMON STOCKS —
(Cost $60,424,627)		59,658,457

SHORT TERM INVESTMENTS — 29.1%
MONEY MARKET FUNDS — 29.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	17,208,494	17,208,494
State Street Institutional Liquid Reserves Fund (c)	253,449	253,449

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,461,943)		17,461,943

TOTAL INVESTMENTS — 128.7% (e)
(Cost $77,886,570)		77,120,400
OTHER ASSETS AND LIABILITIES — (28.7)%		(17,197,699)

NET ASSETS — 100.0%		$59,922,701

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan as of June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

43

SPDR Dow Jones Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.6%
Alliant Techsystems, Inc. (a)(b)	1,209	$75,031
Curtiss-Wright Corp. (a)	1,685	48,932

		123,963

AUTO COMPONENTS — 1.6%
BorgWarner, Inc. (a)(b)	4,299	160,524
Gentex Corp. (a)	5,009	90,062
TRW Automotive Holdings Corp. (a)(b)	3,019	83,234

		333,820

BEVERAGES — 0.6%
Constellation Brands, Inc. (Class A) (a)(b)	7,190	112,308

BIOTECHNOLOGY — 0.8%
Dendreon Corp. (b)	4,905	158,579

BUILDING PRODUCTS — 1.0%
Lennox International, Inc. (a)	1,931	80,271
Owens Corning, Inc. (a)(b)	4,081	122,063

		202,334

CAPITAL MARKETS — 2.4%
E*TRADE Financial Corp. (a)(b)	7,298	86,262
Federated Investors, Inc. (Class B) (a)	3,805	78,802
Legg Mason, Inc. (a)	5,852	164,032
Raymond James Financial, Inc.	3,599	88,859
Waddell & Reed Financial, Inc. (Class A)	3,184	69,666

		487,621

CHEMICALS — 3.4%
Ashland, Inc.	2,588	120,135
Eastman Chemical Co. (a)	2,493	133,027
Huntsman Corp. (a)	6,966	60,395
International Flavors & Fragrances, Inc.	2,865	121,534
RPM International, Inc.	4,761	84,936
The Scotts Miracle-Gro Co. (Class A) (a)	1,649	73,232
The Valspar Corp. (a)	3,385	101,956

		695,215

COMMERCIAL BANKS — 8.7%
Associated Ban-Corp. (a)	6,282	77,017
BancorpSouth, Inc. (a)	2,816	50,350
Bank of Hawaii Corp. (a)	1,763	85,241
BOK Financial Corp.	963	45,714
City National Corp. (a)	1,738	89,038
Comerica, Inc. (a)	6,454	237,701
Commerce Bancshares, Inc. (a)	2,691	96,849
Cullen/Frost Bankers, Inc. (a)	2,068	106,295
First Horizon National Corp. (a)(b)	8,261	94,588
FirstMerit Corp. (a)	3,907	66,927
Fulton Financial Corp. (a)	7,275	70,204
Huntington Bancshares, Inc. (a)	26,101	144,600
Marshall & Ilsley Corp.	19,145	137,461
PNC Financial Services Group, Inc.	1	56
Prosperity Bancshares, Inc. (a)	1,700	59,075
TCF Financial Corp. (a)	4,891	81,240
UMB Financial Corp. (a)	1,175	41,783
Valley National Bancorp	5,992	81,611
Westamerica Bancorporation (a)	1,070	56,196
Zions Bancorporation (a)	5,846	126,098

		1,748,044

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Avery Dennison Corp. (a)	3,781	121,484
Cintas Corp. (a)	4,834	115,871
R.R. Donnelley & Sons Co. (a)	7,477	122,398

		359,753

COMPUTERS & PERIPHERALS — 0.8%
Diebold, Inc. (a)	2,424	66,054
Lexmark International, Inc. (Class A) (a)(b)	2,855	94,301

		160,355

CONTAINERS & PACKAGING — 3.0%
Bemis Co., Inc. (a)	3,934	106,218
Greif, Inc. (Class A) (a)	1,260	69,980
Packaging Corp. of America (a)	3,787	83,390
Rock-Tenn Co. (Class A) (a)	1,430	71,028
Sealed Air Corp. (a)	5,762	113,627
Silgan Holdings, Inc. (a)	1,874	53,184
Sonoco Products Co.	3,622	110,399

		607,826

DIVERSIFIED CONSUMER SERVICES — 0.3%
Service Corp. International (a)	9,273	68,620

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Frontier Communications Corp. (a)	11,506	81,807
Level 3 Communications, Inc. (b)	59,597	64,961

		146,768

ELECTRIC UTILITIES — 5.0%
Allegheny Energy, Inc. (a)	6,179	127,782
Cleco Corp. (a)	2,227	58,815
DPL, Inc.	4,362	104,252
Great Plains Energy, Inc. (a)	4,999	85,083
Hawaiian Electric Industries, Inc. (a)	3,322	75,675
IDACORP, Inc.	1,739	57,856
NV Energy, Inc.	8,510	100,503
Pepco Holdings, Inc. (a)	8,147	127,745
Pinnacle West Capital Corp. (a)	3,670	133,441
Portland General Electric Co. (a)	2,712	49,711
Westar Energy, Inc.	4,003	86,505

		1,007,368

ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc. (a)	1,590	57,844
Brady Corp. (Class A) (a)	1,737	43,286
Hubbell, Inc. (Class B)	2,044	81,126
Thomas & Betts Corp. (a)(b)	1,911	66,312

		248,568

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Avnet, Inc. (b)	5,520	133,087
AVX Corp.	1,824	23,384

See accompanying notes to financial statements.

44

SPDR Dow Jones Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Molex, Inc. (a)	4,773	$87,059

		243,530

ENERGY EQUIPMENT & SERVICES — 0.4%
Tidewater, Inc. (a)	1,906	73,800

FOOD & STAPLES RETAILING — 0.8%
BJ’s Wholesale Club, Inc. (a)(b)	1,948	72,095
SUPERVALU, Inc. (a)	7,715	83,631

		155,726

FOOD PRODUCTS — 1.7%
Corn Products International, Inc. (a)	2,737	82,931
Del Monte Foods Co.	7,256	104,414
Lancaster Colony Corp. (a)	732	39,059
Pilgrim’s Pride Corp. (a)(b)	1,800	11,826
Smithfield Foods, Inc. (b)	5,624	83,798
Tootsie Roll Industries, Inc. (a)	854	20,197

		342,225

GAS UTILITIES — 3.8%
AGL Resources, Inc.	2,829	101,335
Atmos Energy Corp.	3,385	91,530
Energen Corp.	2,638	116,943
National Fuel Gas Co. (a)	2,520	115,618
New Jersey Resources Corp. (a)	1,533	53,962
Nicor, Inc. (a)	1,658	67,149
Piedmont Natural Gas Co., Inc. (a)	2,440	61,732
UGI Corp. (a)	4,023	102,345
WGL Holdings, Inc. (a)	1,815	61,764

		772,378

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
STERIS Corp.	1,955	60,761
Teleflex, Inc. (a)	1,467	79,629

		140,390

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Health Net, Inc. (b)	3,647	88,878
LifePoint Hospitals, Inc. (b)	2,023	63,522
Omnicare, Inc. (a)	4,375	103,688
Owens & Minor, Inc. (a)	2,306	65,444
Tenet Healthcare Corp. (b)	17,751	77,039
Universal Health Services, Inc. (Class B) (a)	3,319	126,620

		525,191

HOTELS, RESTAURANTS & LEISURE — 0.5%
Brinker International, Inc. (a)	3,659	52,909
Penn National Gaming, Inc. (a)(b)	2,477	57,219

		110,128

HOUSEHOLD DURABLES — 3.9%
Leggett & Platt, Inc. (a)	5,403	108,384
Lennar Corp. (Class A) (a)	5,861	81,526
M.D.C. Holdings, Inc. (a)	1,332	35,897
Mohawk Industries, Inc. (a)(b)	2,010	91,978
Newell Rubbermaid, Inc. (a)	10,190	149,182
NVR, Inc. (a)(b)	223	146,072
Toll Brothers, Inc. (a)(b)	4,958	81,113
Tupperware Brands Corp.	2,277	90,738

		784,890

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.6%
Dynegy, Inc. (a)(b)	3,583	13,794
Mirant Corp. (a)(b)	5,321	56,190
RRI Energy, Inc. (a)(b)	12,891	48,857

		118,841

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc. (a)	2,255	81,473

INSURANCE — 12.2%
Alleghany Corp. (a)(b)	269	78,898
Allied World Assurance Company Holdings, Ltd. (a)	1,504	68,252
American Financial Group, Inc.	2,930	80,048
American International Group, Inc. (a)(b)	4,313	148,540
American National Insurance Co. (a)	517	41,861
Arthur J. Gallagher & Co. (a)	3,703	90,279
Aspen Insurance Holdings, Ltd. (a)	2,633	65,140
Assurant, Inc.	4,081	141,611
Assured Guaranty, Ltd. (a)	6,127	81,305
Endurance Specialty Holdings, Ltd. (a)	1,767	66,315
Erie Indemnity Co. (Class A) (a)	1,044	47,502
Fidelity National Financial, Inc. (Class A)	8,402	109,142
First American Financial Corp. (a)	4,473	56,718
HCC Insurance Holdings, Inc. (a)	4,153	102,828
Markel Corp. (a)(b)	358	121,720
Mercury General Corp.	946	39,202
Montpelier Re Holdings, Ltd. (a)	2,801	41,819
Old Republic International Corp. (a)	8,764	106,307
OneBeacon Insurance Group, Ltd. (Class A) (a)	827	11,843
Platinum Underwriters Holdings, Ltd. (a)	1,647	59,770
ProAssurance Corp. (a)(b)	1,197	67,942
Reinsurance Group of America, Inc. (a)	2,653	121,269
RenaissanceRe Holdings, Ltd. (a)	2,110	118,730
StanCorp Financial Group, Inc. (a)	1,719	69,688
The Hanover Insurance Group, Inc. (a)	1,626	70,731
Torchmark Corp. (a)	3,020	149,520
Transatlantic Holdings, Inc. (a)	2,343	112,370
Validus Holdings, Ltd.	3,239	79,096
Wesco Financial Corp. (a)	52	16,806
White Mountains Insurance Group, Ltd. (a)	279	90,452

		2,455,704

INTERNET SOFTWARE & SERVICES — 0.4%
AOL, Inc. (a)(b)	3,926	81,622

IT SERVICES — 1.0%
Broadridge Financial Solutions, Inc.	4,635	88,297
CACI International, Inc. (Class A) (a)(b)	1,106	46,983
CoreLogic, Inc. (a)	3,565	62,958

		198,238

See accompanying notes to financial statements.

45

SPDR Dow Jones Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

MACHINERY — 3.2%
Crane Co.	1,872	$56,553
Graco, Inc. (a)	2,177	61,370
Harsco Corp. (a)	2,969	69,771
IDEX Corp. (a)	2,984	85,253
Kennametal, Inc. (a)	2,966	75,425
Pentair, Inc. (a)	3,582	115,340
Snap-On, Inc.	2,124	86,893
SPX Corp. (a)	1,813	95,745

		646,350

MEDIA — 1.4%
Gannett Co., Inc. (a)	8,618	115,998
Interactive Data Corp.	1,292	43,127
Regal Entertainment Group (a)	2,881	37,568
The Washington Post Co. (Class B) (a)	206	84,559

		281,252

METALS & MINING — 1.1%
AK Steel Holding Corp. (a)	4,040	48,157
Commercial Metals Co. (a)	4,068	53,779
Walter Energy, Inc.	1,959	119,205

		221,141

MULTI-UTILITIES — 5.4%
Alliant Energy Corp.	4,023	127,690
CMS Energy Corp. (a)	8,372	122,650
Integrys Energy Group, Inc. (a)	2,787	121,903
MDU Resources Group, Inc.	6,329	114,112
NiSource, Inc. (a)	10,104	146,508
NSTAR (a)	3,892	136,220
OGE Energy Corp. (a)	3,556	130,007
TECO Energy, Inc.	7,362	110,945
Vectren Corp.	2,990	70,744

		1,080,779

MULTILINE RETAIL — 0.5%
Big Lots, Inc. (a)(b)	2,951	94,698

OIL, GAS & CONSUMABLE FUELS — 2.0%
Forest Oil Corp. (a)(b)	4,092	111,957
Southern Union Co.	4,230	92,468
Sunoco, Inc. (a)	4,400	152,988
Teekay Corp. (a)	1,520	39,778

		397,191

PAPER & FOREST PRODUCTS — 0.7%
MeadWestvaco Corp. (a)	6,234	138,395

PERSONAL PRODUCTS — 0.9%
Alberto-Culver Co.	3,239	87,744
Herbalife, Ltd. (a)	2,196	101,126

		188,870

REAL ESTATE INVESTMENT TRUSTS — 13.7%
Alexandria Real Estate Equities, Inc. (a)	1,610	102,026
AMB Property Corp. (a)	6,140	145,579
Camden Property Trust	2,399	97,999
Chimera Investment Corp. (a)	25,770	93,030
Douglas Emmett, Inc. (a)	4,403	62,611
Duke Realty Corp. (a)	9,044	102,649
Federal Realty Investment Trust (a)	2,224	156,280
Highwoods Properties, Inc. (a)	2,619	72,703
Hospitality Properties Trust	4,491	94,760
Kimco Realty Corp. (a)	14,688	197,407
Liberty Property Trust (a)	4,135	119,295
Mack-Cali Realty Corp. (a)	2,927	87,020
MFA Financial, Inc. (a)	10,287	76,124
National Retail Properties, Inc. (a)	3,042	65,220
Nationwide Health Properties, Inc. (a)	4,350	155,600
OMEGA Healthcare Investors, Inc. (a)	3,371	67,184
Piedmont Office Realty Trust, Inc. (Class A) (a)	2,049	38,378
Rayonier, Inc.	2,898	127,570
Realty Income Corp. (a)	3,800	115,254
Regency Centers Corp. (a)	2,979	102,478
Senior Housing Properties Trust (a)	4,620	92,908
SL Green Realty Corp. (a)	2,847	156,699
The Macerich Co. (a)	4,741	176,934
UDR, Inc.	5,910	113,058
Washington Real Estate Investment Trust (a)	2,204	60,808
Weingarten Realty Investors (a)	4,350	82,868

		2,762,442

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
The St. Joe Co. (b)	3,393	78,582

ROAD & RAIL — 0.6%
Ryder Systems, Inc. (a)	1,973	79,374
Werner Enterprises, Inc. (a)	1,859	40,693

		120,067

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Intersil Corp. (Class A) (a)	4,422	53,551
National Semiconductor Corp. (a)	8,617	115,985
Novellus Systems, Inc. (a)(b)	3,609	91,524
PMC-Sierra, Inc. (b)	8,402	63,183

		324,243

SOFTWARE — 1.3%
Compuware Corp. (a)(b)	8,397	67,008
Novell, Inc. (b)	12,749	72,414
Synopsys, Inc. (a)(b)	5,453	113,804

		253,226

SPECIALTY RETAIL — 1.9%
AutoNation, Inc. (a)(b)	2,679	52,241
Foot Locker, Inc. (a)	5,725	72,250
RadioShack Corp. (a)	4,551	88,790
Rent-A-Center, Inc. (a)(b)	2,434	49,313
Signet Jewelers, Ltd. (a)(b)	3,153	86,707
The Buckle, Inc. (a)	970	31,447

		380,748

THRIFTS & MORTGAGE FINANCE — 1.1%
Capitol Federal Financial (a)	778	25,799
First Niagara Financial Group, Inc. (a)	7,585	95,040
TFS Financial Corp. (a)	3,420	42,442

See accompanying notes to financial statements.

46

SPDR Dow Jones Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Washington Federal, Inc. (a)	4,149	$67,131

		230,412

WATER UTILITIES — 1.1%
American Water Works Co., Inc. (a)	6,366	131,139
Aqua America, Inc. (a)	5,007	88,524

		219,663

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Telephone & Data Systems, Inc.	3,456	105,028
US Cellular Corp. (a)(b)	567	23,332

		128,360

TOTAL COMMON STOCKS —
(Cost $21,309,198)		20,091,697

SHORT TERM INVESTMENTS — 26.6%
MONEY MARKET FUNDS — 26.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,322,474	5,322,474
State Street Institutional Liquid Reserves Fund (c)	37,720	37,720

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,360,194)		5,360,194

TOTAL INVESTMENTS — 126.2% (e)
(Cost $26,669,392)		25,451,891
OTHER ASSETS AND LIABILITIES — (26.2)%		(5,287,587)

NET ASSETS — 100.0%		$20,164,304

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

47

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	1,602	$26,817
Aerovironment, Inc. (a)(b)	650	14,124
American Science & Engineering, Inc. (b)	375	28,579
Applied Signal Technology, Inc. (b)	548	10,768
Argon ST, Inc. (a)(b)	526	18,037
BE Aerospace, Inc. (a)	3,935	100,067
Ceradyne, Inc. (a)(b)	1,078	23,037
Cubic Corp. (b)	634	23,065
Curtiss-Wright Corp. (b)	1,941	56,367
DigitalGlobe, Inc. (a)(b)	1,092	28,720
Ducommun, Inc. (b)	433	7,404
DynCorp International, Inc. (a)(b)	990	17,345
Esterline Technologies Corp. (a)(b)	1,258	59,692
GenCorp, Inc. (a)(b)	2,286	10,013
GeoEye, Inc. (a)(b)	823	25,628
Heico Corp. (Class A) (b)	1,038	27,974
Hexcel Corp. (a)(b)	3,912	60,675
Ladish Co., Inc. (a)(b)	561	12,746
Moog, Inc. (Class A) (a)(b)	1,819	58,626
Orbital Sciences Corp. (a)(b)	2,489	39,252
Taser International, Inc. (a)(b)	2,441	9,520
Teledyne Technologies, Inc. (a)	1,486	57,330
TransDigm Group, Inc.	1,510	77,055
Triumph Group, Inc. (b)	688	45,841

		838,682

AIR FREIGHT & LOGISTICS — 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	763	36,242
Forward Air Corp. (b)	1,189	32,400
HUB Group, Inc. (Class A) (a)(b)	1,556	46,696
Pacer International, Inc. (a)(b)	1,340	9,367
UTI Worldwide, Inc.	4,276	52,937

		177,642

AIRLINES — 0.8%
AirTran Holdings, Inc. (a)(b)	5,666	27,480
Alaska Air Group, Inc. (a)	1,474	66,256
Allegiant Travel Co. (b)	557	23,778
Continental Airlines, Inc. (Class B) (a)(b)	5,895	129,690
Hawaiian Holdings, Inc. (a)(b)	2,059	10,645
JetBlue Airways Corp. (a)(b)	10,501	57,650
Republic Airways Holdings, Inc. (a)(b)	1,351	8,255
SkyWest, Inc. (b)	2,340	28,595
US Airways Group, Inc. (a)(b)	6,932	59,685

		412,034

AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)(b)	2,718	19,923
Cooper Tire & Rubber Co. (b)	2,601	50,720
Dana Holding Corp. (a)(b)	5,815	58,150
Dorman Products, Inc. (a)(b)	608	12,361
Drew Industries, Inc. (a)(b)	756	15,271
Exide Technologies (a)(b)	2,201	11,445
Federal-Mogul Corp. (Class A) (a)	968	12,603
Fuel Systems Solutions, Inc. (a)(b)	580	15,051
Gentex Corp.	5,699	102,468
Modine Manufacturing Co. (a)	2,086	16,020
Superior Industries International, Inc. (b)	846	11,370
Tenneco, Inc. (a)(b)	2,583	54,398
TRW Automotive Holdings Corp. (a)(b)	3,450	95,117

		474,897

AUTOMOBILES — 0.1%
Thor Industries, Inc. (b)	1,557	36,979
Winnebago Industries, Inc. (a)(b)	1,114	11,073

		48,052

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	164	11,062
Central European Distribution Corp. (a)	2,650	56,657
Coca-Cola Hellenic Bottling Co. SA (b)	152	7,284
National Beverage Corp.	402	4,936

		79,939

BIOTECHNOLOGY — 2.5%
Abraxis BioScience, Inc. (a)(b)	248	18,402
Acorda Therapeutics, Inc. (a)(b)	1,544	48,034
Affymax, Inc. (a)(b)	569	3,403
Alkermes, Inc. (a)(b)	3,884	48,356
Allos Therapeutics, Inc. (a)(b)	3,181	19,499
Alnylam Pharmaceuticals, Inc. (a)	1,477	22,184
AMAG Pharmaceuticals, Inc. (a)	913	31,361
Arena Pharmaceuticals, Inc. (a)(b)	3,876	11,899
Ariad Pharmaceuticals, Inc. (a)(b)	4,669	13,167
ArQule, Inc. (a)(b)	1,292	5,556
Array BioPharma, Inc. (a)(b)	1,978	6,033
Aveo Pharmaceuticals, Inc. (a)	578	4,086
BioCryst Pharmaceuticals, Inc. (a)(b)	1,070	6,324
BioMarin Pharmaceutical, Inc. (a)(b)	4,247	80,523
Celera Corp. (a)(b)	3,325	21,779
Cell Therapeutics, Inc. (a)(b)	24,499	9,190
Cepheid, Inc. (a)(b)	2,422	38,800
Clinical Data, Inc. (a)(b)	689	8,571
Codexis, Inc. (a)(b)	263	2,304
Cubist Pharmaceuticals, Inc. (a)(b)	2,353	48,472
Cytori Therapeutics, Inc. (a)(b)	1,584	5,512
Dyax Corp. (a)(b)	3,472	7,881
Emergent Biosolutions, Inc. (a)	644	10,523
Enzon Pharmaceuticals, Inc. (a)(b)	2,107	22,440
Exelixis, Inc. (a)(b)	4,397	15,258
Genomic Health, Inc. (a)(b)	619	8,004
GenVec, Inc. (a)(b)	5,640	2,595
Geron Corp. (a)(b)	3,650	18,323
GTX, Inc. (a)	602	1,836
Halozyme Therapeutics, Inc. (a)(b)	3,182	22,401
Idenix Pharmaceuticals, Inc. (a)(b)	1,032	5,160

See accompanying notes to financial statements.

48

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Immunogen, Inc. (a)(b)	2,861	$26,521
Immunomedics, Inc. (a)(b)	2,812	8,689
Incyte Corp. (a)(b)	4,609	51,022
InterMune, Inc. (a)	1,822	17,036
Ironwood Pharmaceuticals, Inc. (a)(b)	776	9,250
Isis Pharmaceuticals, Inc. (a)(b)	3,738	35,773
Lexicon Pharmaceuticals, Inc. (a)(b)	8,765	11,219
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	3,997	5,836
MannKind Corp. (a)(b)	2,621	16,748
Martek Biosciences Corp. (a)(b)	1,324	31,392
Maxygen, Inc. (a)(b)	1,097	6,066
Medivation, Inc. (a)(b)	1,376	12,164
Metabolix, Inc. (a)(b)	894	12,793
Micromet, Inc. (a)(b)	2,897	18,077
Momenta Pharmaceuticals, Inc. (a)(b)	1,642	20,131
Nabi Biopharmaceuticals (a)(b)	2,177	11,843
Neurocrine Biosciences, Inc. (a)(b)	2,784	15,590
Novavax, Inc. (a)(b)	3,264	7,083
NPS Pharmaceuticals, Inc. (a)(b)	2,085	13,427
Onyx Pharmaceuticals, Inc. (a)	2,645	57,105
Opko Health, Inc. (a)(b)	5,411	12,229
Orexigen Therapeutics, Inc. (a)(b)	1,262	5,300
Osiris Therapeutics, Inc. (a)(b)	713	4,142
PDL BioPharma, Inc. (b)	4,898	27,527
Pharmacyclics, Inc. (a)	1,821	12,128
Pharmasset, Inc. (a)(b)	1,091	29,828
Progenics Pharmaceuticals, Inc. (a)(b)	1,018	5,579
Regeneron Pharmaceuticals, Inc. (a)(b)	2,662	59,416
Rigel Pharmaceuticals, Inc. (a)(b)	2,018	14,530
Sangamo Biosciences, Inc. (a)(b)	1,480	5,491
Savient Pharmaceuticals, Inc. (a)(b)	2,893	36,452
Seattle Genetics, Inc. (a)(b)	3,528	42,301
SIGA Technologies, Inc. (a)(b)	1,288	9,918
StemCells, Inc. (a)(b)	4,225	3,971
Synta Pharmaceuticals Corp. (a)(b)	1,383	3,734
Targacept, Inc. (a)	782	15,116
Theravance, Inc. (a)(b)	2,515	31,613
Vanda Pharmaceuticals, Inc. (a)(b)	983	6,498
Zymogenetics, Inc. (a)(b)	2,000	8,440

		1,289,854

BUILDING PRODUCTS — 0.8%
A.O. Smith Corp. (b)	1,087	52,383
AAON, Inc. (b)	598	13,939
American Woodmark Corp.	362	6,190
Ameron International Corp. (b)	362	21,840
Apogee Enterprises, Inc. (b)	1,081	11,707
Armstrong World Industries, Inc. (a)(b)	804	24,265
Builders FirstSource, Inc. (a)(b)	2,320	5,568
Gibraltar Industries, Inc. (a)(b)	1,032	10,423
Griffon Corp. (a)(b)	2,063	22,817
Lennox International, Inc.	2,164	89,958
Quanex Building Products Corp. (b)	1,617	27,958
Simpson Manufacturing Co., Inc.	1,555	38,175
Trex Co., Inc. (a)(b)	614	12,335
Universal Forest Products, Inc. (b)	767	23,248
USG Corp. (a)(b)	2,817	34,029

		394,835

CAPITAL MARKETS — 1.4%
Artio Global Investors, Inc. (b)	1,033	16,259
BGC Partners, Inc. (Class A) (b)	1,332	6,806
Calamos Asset Management, Inc. (Class A) (b)	756	7,016
Cohen & Steers, Inc. (b)	841	17,442
Cowen Group, Inc. (Class A) (a)(b)	1,688	6,921
Duff & Phelps Corp. (Class A)	1,011	12,769
Epoch Holding Corp. (b)	724	8,883
Evercore Partners, Inc. (Class A) (b)	666	15,551
FBR Capital Markets Corp. (a)(b)	1,743	5,804
Financial Engines, Inc. (a)	446	6,066
GAMCO Investors, Inc. (Class A) (b)	156	5,803
GFI Group, Inc. (b)	2,503	13,967
Gleacher & Co., Inc. (a)(b)	2,828	7,211
GLG Partners, Inc. (a)(b)	6,853	30,016
Greenhill & Co., Inc.	1,143	69,872
International Assets Holding Corp. (a)	715	11,440
Investment Technology Group, Inc. (a)(b)	1,777	28,539
Janus Capital Group, Inc. (b)	7,623	67,692
KBW, Inc. (a)(b)	1,488	31,903
Knight Capital Group, Inc. (Class A) (a)(b)	3,930	54,195
LaBranche & Cos., Inc. (a)	2,020	8,646
MF Global Holdings Ltd. (a)(b)	4,943	28,224
optionsXpress Holdings, Inc. (a)(b)	1,805	28,411
Penson Worldwide, Inc. (a)(b)	804	4,535
Piper Jaffray Co., Inc. (a)(b)	807	26,002
Pzena Investment Management, Inc. (Class A)	223	1,420
Stifel Financial Corp. (a)(b)	1,479	64,174
SWS Group, Inc. (b)	1,513	14,373
Teton Advisors, Inc. (Class B) (c)	1	0
TradeStation Group, Inc. (a)(b)	1,313	8,863
Waddell & Reed Financial, Inc. (Class A)	3,686	80,650
Westwood Holdings Group, Inc. (b)	255	8,963

		698,416

CHEMICALS — 2.0%
A. Schulman, Inc.	1,159	21,975
American Vanguard Corp.	827	6,558
Arch Chemicals, Inc.	1,083	33,291
Balchem Corp. (b)	1,264	31,600
Cabot Corp.	2,082	50,197
Calgon Carbon Corp. (a)(b)	2,444	32,359
Cytec Industries, Inc.	2,070	82,779
Ferro Corp. (a)(b)	3,354	24,719
H.B. Fuller Co.	1,991	37,809

See accompanying notes to financial statements.

49

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Innophos Holdings, Inc. (b)	725	$18,908
Koppers Holdings, Inc.	867	19,490
Kraton Performance Polymers, Inc. (a)(b)	421	7,911
Kronos Worldwide, Inc. (a)(b)	125	2,438
LSB Industries, Inc. (a)(b)	727	9,676
Minerals Technologies, Inc.	772	36,701
NewMarket Corp. (b)	440	38,421
NL Industries, Inc. (b)	286	1,745
Olin Corp. (b)	2,823	51,068
OM Group, Inc. (a)	1,259	30,040
Omnova Solutions, Inc. (a)(b)	2,067	16,143
PolyOne Corp. (a)(b)	3,593	30,253
Rockwood Holdings, Inc. (a)(b)	2,137	48,489
RPM International, Inc.	5,417	96,639
Sensient Technologies Corp. (b)	2,066	53,571
Solutia, Inc. (a)(b)	5,153	67,504
Spartech Corp. (a)(b)	1,169	11,982
Stepan Co. (b)	326	22,308
STR Holdings, Inc. (a)(b)	1,684	31,659
TPC Group, Inc. (a)	780	12,948
Valhi, Inc.	418	5,158
W.R. Grace & Co. (a)(b)	2,624	55,209
Westlake Chemical Corp. (b)	756	14,039
Zep, Inc. (b)	918	16,010
Zoltek Cos., Inc. (a)	1,062	8,995

		1,028,592

COMMERCIAL BANKS — 6.1%
1st Source Corp. (b)	537	9,086
Arrow Financial Corp. (b)	458	10,580
Associated Ban-Corp. (b)	7,104	87,095
Bancfirst Corp. (b)	285	10,400
BancorpSouth, Inc. (b)	3,362	60,112
Bank of Hawaii Corp. (b)	1,977	95,588
Bank of the Ozarks, Inc. (b)	487	17,274
Boston Private Financial Holdings, Inc. (b)	2,899	18,641
Camden National Corp. (b)	319	8,763
Capital City Bank Group, Inc. (b)	496	6,140
CapitalSource, Inc. (b)	12,191	58,029
Cardinal Financial Corp. (b)	1,340	12,382
Cathay General Bancorp	3,308	34,172
Centerstate Banks, Inc. (b)	1,100	11,099
Chemical Financial Corp.	933	20,321
Citizens Republic Bancorp, Inc. (a)(b)	18,290	15,546
City Holding Co. (b)	627	17,481
CoBiz Financial, Inc. (b)	1,731	11,407
Columbia Banking System, Inc. (b)	1,241	22,661
Community Bank System, Inc. (b)	1,388	30,578
Community Trust Bancorp, Inc. (b)	571	14,332
CVB Financial Corp. (b)	3,882	36,879
Danvers Bancorp, Inc. (b)	770	11,126
East West Bancorp, Inc.	6,021	91,820
F.N.B. Corp. (b)	4,926	39,556
First Bancorp- North Carolina (b)	637	9,230
First BanCorp- Puerto Rico (a)(b)	2,994	1,587
First Busey Corp. (b)	2,477	11,221
First Citizens BancShares, Inc. (Class A) (b)	239	45,967
First Commonwealth Financial Corp. (b)	3,215	16,879
First Community Bancshares, Inc. (b)	694	10,195
First Financial Bancorp (b)	2,441	36,493
First Financial Bankshares, Inc. (b)	930	44,724
First Financial Corp. (b)	411	10,608
First Interstate Bancsystem, Inc. (b)	377	5,930
First Merchants Corp. (b)	883	7,488
First Midwest Bancorp, Inc. (b)	3,080	37,453
FirstMerit Corp.	4,408	75,509
Fulton Financial Corp.	8,214	79,265
Glacier Bancorp, Inc. (b)	2,948	43,247
Great Southern Bancorp, Inc. (b)	456	9,261
Hancock Holding Co. (b)	1,358	45,303
Heartland Financial USA, Inc. (b)	623	10,765
Home Bancshares, Inc. (b)	1,001	22,833
Hudson Valley Holding Corp.	496	11,467
IBERIABANK Corp. (b)	1,075	55,341
Independent Bank Corp.- Massachusetts (b)	828	20,435
International Bancshares Corp. (b)	2,182	36,418
Investors Bancorp, Inc. (a)(b)	2,065	27,093
Lakeland Financial Corp. (b)	715	14,286
MB Financial, Inc. (b)	2,189	40,256
Nara Bancorp, Inc. (a)(b)	1,441	12,148
National Penn Bancshares, Inc. (b)	5,141	30,897
NBT Bancorp, Inc. (b)	1,366	27,894
Northfield Bancorp, Inc. (b)	779	10,111
Old National Bancorp (b)	3,730	38,643
Oriental Financial Group, Inc. (b)	1,147	14,521
Orrstown Financial Services, Inc.	233	5,156
PacWest Bancorp (b)	1,341	24,554
Park National Corp.	469	30,504
Pinnacle Financial Partners, Inc. (a)(b)	1,346	17,296
Popular, Inc. (a)	26,557	71,173
PrivateBancorp, Inc. (b)	3,104	34,392
Prosperity Bancshares, Inc. (b)	1,981	68,840
Renasant Corp. (b)	807	11,580
Republic Bancorp, Inc.- Kentucky	388	8,691
S&T Bancorp, Inc. (b)	1,131	22,348
S.Y. Bancorp, Inc.	460	10,571
Sandy Spring Bancorp, Inc. (b)	689	9,653
Santander Bancorp (a)(b)	205	2,591
SCBT Financial Corp. (b)	501	17,645
Signature Bank (a)(b)	1,727	65,643
Simmons First National Corp. (b)	630	16,544
Southside Bancshares, Inc. (b)	620	12,177
StellarOne Corp. (b)	941	12,017
Sterling Bancorp (b)	789	7,101
Sterling Bancshares, Inc. (b)	4,211	19,834
Suffolk Bancorp (b)	370	11,448
Susquehanna Bancshares, Inc. (b)	5,364	44,682
SVB Financial Group (a)(b)	1,762	72,647
Synovus Financial Corp. (b)	18,235	46,317
TCF Financial Corp. (b)	5,648	93,813

See accompanying notes to financial statements.

50

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Texas Capital Bancshares, Inc. (a)(b)	1,444	$23,682
Tompkins Trustco, Inc. (b)	326	12,306
TowneBank (b)	971	14,099
Trico Bancshares (b)	571	9,667
Trustmark Corp. (b)	2,339	48,698
UMB Financial Corp. (b)	1,413	50,246
Umpqua Holdings Corp. (b)	4,780	54,874
Union First Market Bankshares Corp. (b)	850	10,421
United Bankshares, Inc. (b)	1,768	42,326
United Community Banks, Inc. (a)	4,221	16,673
Univest Corp. of Pennsylvania (b)	604	10,461
Valley National Bancorp (b)	6,920	94,250
Washington Trust Bancorp, Inc. (b)	583	9,934
Webster Financial Corp. (b)	2,711	48,635
WesBanco, Inc. (b)	986	16,614
Westamerica Bancorporation (b)	1,184	62,184
Western Alliance Bancorp (a)(b)	2,786	19,976
Whitney Holding Corp. (b)	4,191	38,767
Wilmington Trust Corp. (b)	3,777	41,887
Wilshire Bancorp, Inc. (b)	1,091	9,546
Wintrust Financial Corp. (b)	1,268	42,275
Zions Bancorporation (b)	6,570	141,715

		3,170,989

COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc. (b)	1,826	38,255
ACCO Brands Corp. (a)(b)	2,090	10,429
American Reprographics Co. (a)(b)	1,484	12,955
APAC Customer Services, Inc. (a)(b)	1,310	7,467
ATC Technology Corp. (a)	784	12,638
Bowne & Co., Inc. (b)	1,685	18,906
Cenveo, Inc. (a)(b)	2,364	12,955
Clean Harbors, Inc. (a)(b)	924	61,363
Consolidated Graphics, Inc. (a)(b)	381	16,474
Cornell Companies, Inc. (a)	503	13,516
Courier Corp. (b)	414	5,055
Deluxe Corp.	2,241	42,019
EnergySolutions, Inc.	3,213	16,354
EnerNOC, Inc. (a)(b)	706	22,197
Ennis, Inc.	988	14,830
Fuel Tech, Inc. (a)(b)	703	4,443
G & K Services, Inc. (Class A) (b)	741	15,302
Healthcare Services Group, Inc. (b)	1,602	30,358
Herman Miller, Inc. (b)	2,446	46,156
HNI Corp. (b)	1,555	42,902
Innerworkings, Inc. (a)(b)	1,154	7,882
Interface, Inc. (Class A) (b)	2,395	25,722
KAR Auction Services, Inc. (a)(b)	935	11,566
Kimball International, Inc. (Class B) (b)	978	5,408
Knoll, Inc. (b)	1,858	24,693
M&F Worldwide Corp. (a)(b)	478	12,954
McGrath Rentcorp (b)	984	22,415
Metalico, Inc. (a)	1,587	6,316
Mine Safety Appliances Co. (b)	1,301	32,239
Mobile Mini, Inc. (a)(b)	1,471	23,948
RINO International Corp. (a)(b)	330	4,128
Rollins, Inc. (b)	2,117	43,801
Schawk, Inc. (b)	493	7,370
Standard Parking Corp. (a)(b)	347	5,493
Steelcase, Inc. (Class A) (b)	3,290	25,497
Sykes Enterprises, Inc. (a)(b)	1,569	22,327
Team, Inc. (a)(b)	721	9,409
Tetra Tech, Inc. (a)	2,642	51,810
The Brink’s Co.	1,966	37,413
The Geo Group, Inc. (a)(b)	2,084	43,243
The Standard Register Co. (b)	714	2,242
United Stationers, Inc. (a)(b)	973	52,999
US Ecology, Inc. (b)	640	9,325
Viad Corp.	865	15,267

		948,041

COMMUNICATIONS EQUIPMENT — 2.7%
Acme Packet, Inc. (a)(b)	1,448	38,922
ADC Telecommunications, Inc. (a)(b)	3,860	28,603
Adtran, Inc. (b)	2,646	72,156
Anaren, Inc. (a)(b)	633	9,457
Arris Group, Inc. (a)(b)	5,340	54,415
Aruba Networks, Inc. (a)(b)	2,902	41,325
Aviat Networks, Inc. (a)(b)	2,403	8,723
Bel Fuse, Inc. (Class B) (b)	424	7,000
BigBand Networks, Inc. (a)(b)	1,637	4,944
Black Box Corp. (b)	707	19,718
Blue Coat Systems, Inc. (a)(b)	1,700	34,731
Calix, Inc. (a)(b)	264	2,709
CIENA Corp. (a)	3,731	47,309
CommScope, Inc. (a)	3,941	93,678
Comtech Telecommunications Corp. (a)(b)	1,183	35,407
DG Fastchannel, Inc. (a)(b)	968	31,537
Digi International, Inc. (a)(b)	1,067	8,824
EchoStar Corp. (Class A) (a)	1,664	31,749
EMS Technologies, Inc. (a)(b)	638	9,583
Emulex Corp. (a)	3,396	31,175
Extreme Networks, Inc. (a)	3,585	9,680
Finisar Corp. (a)(b)	2,591	38,606
Harmonic, Inc. (a)(b)	3,916	21,303
Hughes Communications, Inc. (a)(b)	335	8,151
Infinera Corp. (a)(b)	3,893	25,032
InterDigital, Inc. (a)(b)	1,780	43,948
Ixia (a)(b)	1,365	11,725
JDS Uniphase Corp. (a)	9,256	91,079
Loral Space & Communications, Inc. (a)(b)	459	19,609
Meru Networks, Inc. (a)(b)	183	2,170
Netgear, Inc. (a)	1,451	25,886
Oclaro, Inc. (a)(b)	1,718	19,053
Oplink Communications, Inc. (a)(b)	974	13,957
OpNext, Inc. (a)(b)	2,168	3,577
Palm, Inc. (a)(b)	7,302	41,548
Plantronics, Inc.	2,075	59,345
Polycom, Inc. (a)(b)	3,443	102,567
Riverbed Technology, Inc. (a)(b)	2,444	67,503
SeaChange International, Inc. (a)(b)	1,231	10,131

See accompanying notes to financial statements.

51

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

ShoreTel, Inc. (a)(b)	751	$3,485
Sonus Networks, Inc. (a)(b)	8,290	22,466
Sycamore Networks, Inc. (b)	789	13,113
Symmetricom, Inc. (a)	2,066	10,516
Tekelec (a)(b)	2,838	37,575
UTStarcom, Inc. (a)(b)	4,868	8,957
ViaSat, Inc. (a)(b)	1,423	46,333

		1,369,280

COMPUTERS & PERIPHERALS — 1.1%
3PAR, Inc. (a)(b)	1,348	12,550
Adaptec, Inc. (a)(b)	3,609	10,430
ADPT Corp. (a)	428	1,237
Avid Technology, Inc. (a)(b)	1,123	14,296
Compellent Technologies, Inc. (a)(b)	668	8,096
Diebold, Inc. (b)	2,720	74,120
Electronics for Imaging, Inc. (a)(b)	1,959	19,100
Hutchinson Technology, Inc. (a)(b)	899	3,893
Hypercom Corp. (a)	1,960	9,094
Imation Corp. (a)(b)	1,216	11,175
Intermec, Inc. (a)(b)	1,990	20,398
Intevac, Inc. (a)(b)	968	10,329
Isilon Systems, Inc. (a)(b)	977	12,545
Lexmark International, Inc. (Class A) (a)(b)	3,292	108,735
Netezza Corp. (a)(b)	2,210	30,233
Novatel Wireless, Inc. (a)(b)	1,195	6,859
QLogic Corp. (a)(b)	4,762	79,144
Quantum Corp. (a)(b)	7,956	14,957
Silicon Graphics International Corp. (a)(b)	1,104	7,816
STEC, Inc. (a)(b)	1,442	18,112
Stratasys, Inc. (a)(b)	802	19,697
Super Micro Computer, Inc. (a)(b)	1,098	14,823
Synaptics, Inc. (a)(b)	1,359	37,372

		545,011

CONSTRUCTION & ENGINEERING — 0.6%
Comfort Systems USA, Inc. (b)	1,638	15,823
Dycom Industries, Inc. (a)	1,540	13,167
EMCOR Group, Inc. (a)(b)	2,824	65,432
Furmanite Corp. (a)(b)	1,413	5,610
Granite Construction, Inc. (b)	1,447	34,120
Great Lakes Dredge & Dock Corp. (b)	1,686	10,116
Insituform Technologies, Inc. (a)(b)	1,616	33,096
Layne Christensen Co. (a)(b)	841	20,411
Mastec, Inc. (a)(b)	1,997	18,772
Michael Baker Corp. (a)(b)	335	11,691
MYR Group, Inc. (a)(b)	769	12,835
Northwest Pipe Co. (a)(b)	351	6,669
Orion Marine Group, Inc. (a)(b)	1,093	15,520
Pike Electric Corp. (a)(b)	685	6,453
Primoris Services Corp. (b)	476	2,999
Sterling Construction Co., Inc. (a)(b)	581	7,518
Tutor Perini Corp. (a)(b)	1,064	17,535

		297,767

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc. (b)	1,776	46,052
Headwaters, Inc. (a)(b)	2,314	6,572
Texas Industries, Inc. (b)	962	28,417
United States Lime & Minerals, Inc. (a)(b)	116	4,468

		85,509

CONSUMER FINANCE — 0.4%
Advance America Cash Advance Centers, Inc. (b)	1,950	8,053
Cardtronics, Inc. (a)(b)	928	12,027
Cash America International, Inc. (b)	1,254	42,975
CompuCredit Holdings Corp.	771	3,053
Credit Acceptance Corp. (a)	253	12,339
Dollar Financial Corp. (a)(b)	962	19,038
Ezcorp, Inc. (a)(b)	1,840	34,132
First Cash Financial Services, Inc. (a)	1,115	24,307
Nelnet, Inc. (Class A)	1,302	25,103
The First Marblehead Corp. (a)(b)	2,481	5,830
The Student Loan Corp. (b)	152	3,660
World Acceptance Corp. (a)(b)	566	21,683

		212,200

CONTAINERS & PACKAGING — 0.9%
Boise, Inc. (a)(b)	3,308	18,161
Graham Packaging Co., Inc. (a)	558	6,679
Graphic Packaging Holding Co. (a)(b)	3,086	9,721
Greif, Inc. (Class A) (b)	1,385	76,923
Myers Industries, Inc. (b)	1,356	10,970
Packaging Corp. of America (b)	4,236	93,277
Rock-Tenn Co. (Class A) (b)	1,578	78,379
Silgan Holdings, Inc.	2,064	58,576
Temple-Inland, Inc.	4,513	93,284

		445,970

DISTRIBUTORS — 0.3%
Audiovox Corp. (Class A) (a)(b)	707	5,197
Core-Mark Holding Co., Inc. (a)(b)	427	11,700
LKQ Corp. (a)	5,969	115,082

		131,979

DIVERSIFIED CONSUMER SERVICES — 1.2%
American Public Education, Inc. (a)(b)	730	31,901
Bridgepoint Education, Inc. (a)(b)	781	12,348
Cambium Learning Group, Inc. (a)(b)	938	3,377
Capella Education Co. (a)(b)	594	48,322
Coinstar, Inc. (a)	1,222	52,509
Corinthian Colleges, Inc. (a)(b)	3,703	36,475
Grand Canyon Education, Inc. (a)(b)	719	16,846
Hillenbrand, Inc.	2,534	54,202
K12, Inc. (a)(b)	1,318	29,233
Lincoln Educational Services Corp. (a)(b)	726	14,948
Matthews International Corp. (Class A) (b)	1,322	38,708

See accompanying notes to financial statements.

52

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

National American University Holdings, Inc.	30	$261
Pre-Paid Legal Services, Inc. (a)(b)	300	13,647
Regis Corp. (b)	2,517	39,190
Service Corp. International	10,734	79,432
Sotheby’s	2,823	64,562
Steiner Leisure, Ltd. (a)(b)	548	21,065
Stewart Enterprises, Inc. (Class A) (b)	3,239	17,523
Universal Technical Institute, Inc. (b)	1,057	24,988

		599,537

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Asset Acceptance Capital Corp. (a)(b)	477	1,975
Encore Capital Group, Inc. (a)(b)	629	12,964
Interactive Brokers Group, Inc. (Class A) (a)(b)	1,655	27,473
Life Partners Holdings, Inc. (b)	297	6,077
MarketAxess Holdings, Inc. (b)	1,083	14,934
NewStar Financial, Inc. (a)(b)	992	6,309
PHH Corp. (a)(b)	2,222	42,307
Pico Holdings, Inc. (a)(b)	868	26,014
Portfolio Recovery Associates, Inc. (a)	662	44,208

		182,261

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AboveNet, Inc. (a)	982	46,331
Alaska Communications Systems Group, Inc. (b)	1,728	14,671
Atlantic Tele-Network, Inc. (b)	368	15,198
Cbeyond, Inc. (a)(b)	1,050	13,125
Cincinnati Bell, Inc. (a)(b)	8,623	25,955
Cogent Communications Group, Inc. (a)	1,657	12,560
Consolidated Communications Holdings, Inc. (b)	899	15,292
General Communication, Inc. (Class A) (a)(b)	1,480	11,233
Global Crossing, Ltd. (a)(b)	1,305	13,794
Iridium Communications, Inc. (a)(b)	1,568	15,743
Neutral Tandem, Inc. (a)	1,410	15,863
PAETEC Holding Corp. (a)(b)	5,724	19,519
Premiere Global Services, Inc. (a)(b)	2,404	15,241
SureWest Communications (a)	551	3,493
tw telecom, inc. (a)(b)	6,353	105,968
Vonage Holdings Corp. (a)(b)	5,254	12,084

		356,070

ELECTRIC UTILITIES — 1.3%
ALLETE, Inc. (b)	1,250	42,800
Central Vermont Public Service Corp. (b)	438	8,646
Cleco Corp. (b)	2,551	67,372
El Paso Electric Co. (a)	1,982	38,352
Empire District Electric Co.	1,505	28,249
Great Plains Energy, Inc.	5,785	98,461
Hawaiian Electric Industries, Inc. (b)	3,910	89,070
IDACORP, Inc.	1,985	66,041
MGE Energy, Inc. (b)	930	33,517
PNM Resources, Inc. (b)	3,226	36,066
Portland General Electric Co. (b)	3,231	59,224
UIL Holdings Corp. (b)	1,232	30,837
Unisource Energy Corp. (b)	1,456	43,942
Unitil Corp. (b)	490	10,246

		652,823

ELECTRICAL EQUIPMENT — 1.7%
A123 Systems, Inc. (a)(b)	3,104	29,271
Acuity Brands, Inc. (b)	1,802	65,557
Advanced Battery Technologies, Inc. (a)(b)	2,722	8,928
American Superconductor Corp. (a)(b)	1,725	46,040
AZZ, Inc. (b)	492	18,091
Baldor Electric Co. (b)	1,742	62,851
Belden CDT, Inc.	1,927	42,394
Brady Corp. (Class A)	1,969	49,067
Broadwind Energy, Inc. (a)(b)	1,985	5,558
Capstone Turbine Corp. (a)(b)	10,960	10,741
Encore Wire Corp. (b)	734	13,351
Ener1, Inc. (a)(b)	2,164	7,314
EnerSys (a)(b)	1,718	36,714
Franklin Electric Co., Inc. (b)	813	23,431
FuelCell Energy, Inc. (a)(b)	3,125	3,687
Generac Holdings, Inc. (a)	868	12,161
General Cable Corp. (a)(b)	2,149	57,271
GrafTech International, Ltd. (a)	5,124	74,913
II-VI, Inc. (a)(b)	1,055	31,260
Polypore International, Inc. (a)(b)	1,001	22,763
Powell Industries, Inc. (a)	297	8,120
Regal-Beloit Corp. (b)	1,559	86,961
Thomas & Betts Corp. (a)	2,250	78,075
Valence Technology, Inc. (a)(b)	2,458	1,770
Vicor Corp. (b)	754	9,417
Woodward Governor Co. (b)	2,445	62,421

		868,127

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Agilysys, Inc. (a)(b)	734	4,911
Anixter International, Inc. (a)(b)	1,242	52,909
AVX Corp.	2,127	27,268
Benchmark Electronics, Inc. (a)(b)	2,667	42,272
Brightpoint, Inc. (a)(b)	2,786	19,502
Checkpoint Systems, Inc. (a)(b)	1,715	29,772
Cogent, Inc. (a)(b)	2,021	18,209
Cognex Corp. (b)	1,627	28,603
Coherent, Inc. (a)(b)	955	32,757
Comverge, Inc. (a)(b)	1,100	9,856
CTS Corp.	1,302	12,031
Daktronics, Inc. (b)	1,463	10,973
DTS Inc. (a)(b)	684	22,483
Echelon Corp. (a)(b)	1,267	9,287
Electro Rent Corp. (b)	787	10,066

See accompanying notes to financial statements.

53

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Electro Scientific Industries, Inc. (a)(b)	978	$13,066
FARO Technologies, Inc. (a)(b)	576	10,777
ICx Technologies, Inc. (a)(b)	474	3,460
Insight Enterprises, Inc. (a)(b)	1,984	26,110
IPG Photonics Corp. (a)(b)	1,054	16,052
L-1 Identity Solutions, Inc. (a)(b)	3,582	29,337
Littelfuse, Inc. (a)(b)	928	29,334
Maxwell Technologies, Inc. (a)(b)	980	11,172
Mercury Computer System, Inc. (a)(b)	1,096	12,856
Methode Electronics, Inc. (Class A)	1,462	14,240
MTS Systems Corp.	656	19,024
Multi-Fineline Electronix, Inc. (a)(b)	356	8,886
National Instruments Corp. (b)	2,612	83,009
Newport Corp. (a)(b)	1,406	12,738
OSI Systems, Inc. (a)(b)	629	17,467
Park Electrochemical Corp. (b)	724	17,673
Plexus Corp. (a)(b)	1,619	43,292
Power-One, Inc. (a)(b)	3,111	20,999
Rofin-Sinar Technologies, Inc. (a)(b)	1,242	25,858
Rogers Corp. (a)(b)	647	17,967
Sanmina-SCI Corp. (a)(b)	3,240	44,096
Scansource, Inc. (a)(b)	1,092	27,224
Smart Modular Technologies (WWH), Inc. (a)(b)	1,999	11,694
SYNNEX Corp. (a)(b)	833	21,342
Tech Data Corp. (a)(b)	2,091	74,481
Technitrol, Inc.	1,514	4,784
TTM Technologies, Inc. (a)(b)	1,899	18,041
Universal Display Corp. (a)(b)	1,249	22,457
Vishay Intertechnology, Inc. (a)	7,253	56,138
X-Rite, Inc. (a)(b)	1,919	7,081

		1,051,554

ENERGY EQUIPMENT & SERVICES — 2.3%
Allis-Chalmers Energy, Inc. (a)(b)	1,348	2,777
Atwood Oceanics, Inc. (a)	2,316	59,104
Basic Energy Services, Inc. (a)(b)	924	7,115
Bristow Group, Inc. (a)(b)	1,424	41,866
Bronco Drilling Co., Inc. (a)	1,046	3,504
Cal Dive International, Inc. (a)(b)	3,933	23,008
CARBO Ceramics, Inc. (b)	816	58,907
Complete Production Services, Inc. (a)(b)	2,511	35,907
Dawson Geophysical Co. (a)(b)	291	6,190
Dresser-Rand Group, Inc. (a)	3,480	109,794
Dril-Quip, Inc. (a)	1,234	54,321
Exterran Holdings, Inc. (a)(b)	2,630	67,880
Global Geophysical Services, Inc. (a)	331	2,307
Global Industries, Ltd. (a)(b)	4,129	18,539
Gulf Island Fabrication, Inc. (b)	476	7,387
Gulfmark Offshore, Inc. (Class A) (a)(b)	1,092	28,610
Helix Energy Solutions Group, Inc. (a)(b)	3,896	41,960
Hercules Offshore, Inc. (a)(b)	4,809	11,686
Hornbeck Offshore Services, Inc. (a)(b)	1,013	14,790
ION Geophysical Corp. (a)(b)	3,997	13,910
Key Energy Services, Inc. (a)(b)	5,093	46,754
Lufkin Industries, Inc.	1,216	47,412
Matrix Service Co. (a)(b)	1,034	9,627
Newpark Resources, Inc. (a)	3,426	20,727
Oil States International, Inc. (a)	2,093	82,841
OYO Geospace Corp. (a)(b)	240	11,635
Parker Drilling Co. (a)(b)	4,782	18,889
PHI, Inc. (non-voting) (a)(b)	532	7,496
Pioneer Drilling Co. (a)(b)	1,851	10,495
RPC, Inc. (b)	1,259	17,185
SEACOR Holdings, Inc. (a)(b)	902	63,735
Seahawk Drilling, Inc. (a)(b)	472	4,588
Superior Energy Services, Inc. (a)	3,211	59,949
Superior Well Services, Inc. (a)(b)	1,187	19,847
T-3 Energy Services, Inc. (a)(b)	489	13,643
Tesco Corp. (a)	1,296	15,915
Tetra Technologies, Inc. (a)(b)	3,081	27,975
Unit Corp. (a)(b)	1,954	79,313
Willbros Group, Inc. (a)(b)	1,730	12,802

		1,180,390

FOOD & STAPLES RETAILING — 0.8%
Arden Group, Inc. (Class A) (b)	49	4,306
BJ’s Wholesale Club, Inc. (a)(b)	2,261	83,680
Casey’s General Stores, Inc. (b)	2,167	75,628
Great Atlantic & Pacific Tea Co. (a)(b)	1,351	5,269
Ingles Markets, Inc. (b)	459	6,908
Nash Finch Co. (b)	497	16,977
Pantry, Inc. (a)(b)	886	12,501
PriceSmart, Inc. (b)	775	18,003
Rite Aid Corp. (a)(b)	26,245	25,720
Ruddick Corp. (b)	1,729	53,582
Spartan Stores, Inc. (b)	858	11,772
Susser Holdings Corp. (a)(b)	449	5,294
The Andersons, Inc. (b)	800	26,072
United Natural Foods, Inc. (a)	1,615	48,256
Village Super Market, Inc. (Class A) (b)	212	5,565
Weis Markets, Inc. (b)	563	18,528
Winn-Dixie Stores, Inc. (a)(b)	2,240	21,594

		439,655

FOOD PRODUCTS — 1.4%
Alico, Inc.	144	3,309
American Italian Pasta Co. (a)	857	45,310
B&G Foods, Inc. (b)	2,050	22,099
Cal-Maine Foods, Inc. (b)	553	17,657
Calavo Growers, Inc. (b)	507	9,106
Chiquita Brands International, Inc. (a)(b)	1,793	21,785
Corn Products International, Inc. (b)	3,062	92,779
Darling International, Inc. (a)(b)	3,366	25,279
Del Monte Foods Co.	8,437	121,408
Diamond Foods, Inc. (b)	920	37,812
Dole Food Co., Inc. (a)(b)	1,454	15,165

See accompanying notes to financial statements.

54

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Farmer Brothers Co. (b)	241	$3,637
Fresh Del Monte Produce, Inc. (a)(b)	1,683	34,064
Hain Celestial Group, Inc. (a)(b)	1,644	33,159
J&J Snack Foods Corp. (b)	578	24,334
Lancaster Colony Corp. (b)	834	44,502
Lance, Inc.	1,304	21,503
Limoneira Co. (b)	336	7,311
Pilgrim’s Pride Corp. (a)(b)	1,937	12,726
Sanderson Farms, Inc. (b)	826	41,911
Seneca Foods Corp. (a)	372	12,001
Smart Balance, Inc. (a)(b)	2,608	10,667
Tootsie Roll Industries, Inc. (b)	974	23,035
TreeHouse Foods, Inc. (a)(b)	1,505	68,718

		749,277

GAS UTILITIES — 0.9%
Chesapeake Utilities Corp. (b)	428	13,439
Laclede Group, Inc. (b)	849	28,127
New Jersey Resources Corp. (b)	1,708	60,122
Nicor, Inc. (b)	1,927	78,044
Northwest Natural Gas Co. (b)	1,085	47,273
Piedmont Natural Gas Co., Inc. (b)	2,770	70,081
South Jersey Industries, Inc. (b)	1,309	56,235
Southwest Gas Corp.	1,919	56,611
WGL Holdings, Inc. (b)	2,143	72,926

		482,858

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abaxis, Inc. (a)(b)	935	20,037
ABIOMED, Inc. (a)(b)	1,289	12,478
Accuray, Inc. (a)(b)	2,342	15,527
AGA Medical Holdings, Inc. (a)(b)	562	7,132
Align Technology, Inc. (a)(b)	3,182	47,316
Alimera Sciences, Inc. (a)(b)	265	1,972
Alphatec Holdings, Inc. (a)(b)	1,937	8,988
American Medical Systems Holdings, Inc. (a)(b)	3,194	70,651
Analogic Corp. (b)	506	23,028
AngioDynamics, Inc. (a)(b)	987	14,558
Arthrocare Corp. (a)(b)	907	27,800
Atrion Corp. (b)	62	8,373
Cantel Medical Corp. (b)	549	9,168
Conceptus, Inc. (a)(b)	1,013	15,783
CONMED Corp. (a)(b)	1,212	22,580
CryoLife, Inc. (a)(b)	1,041	5,611
Cyberonics, Inc. (a)(b)	1,124	26,616
DexCom, Inc. (a)(b)	1,953	22,577
ev3, Inc. (a)	2,951	66,132
Greatbatch, Inc. (a)(b)	890	19,856
Haemonetics Corp. (a)(b)	1,036	55,447
Hill-Rom Holdings, Inc. (b)	2,710	82,465
ICU Medical, Inc. (a)(b)	529	17,018
Immucor, Inc. (a)	2,952	56,236
Insulet Corp. (a)(b)	1,267	19,068
Integra LifeSciences Holdings Corp. (a)(b)	880	32,560
Invacare Corp.	1,333	27,646
IRIS International, Inc. (a)(b)	772	7,828
Kensey Nash Corp. (a)(b)	557	13,207
MAKO Surgical Corp. (a)(b)	1,041	12,960
Masimo Corp. (b)	2,142	51,001
MELA Sciences, Inc. (a)(b)	1,086	8,080
Meridian Bioscience, Inc. (b)	1,658	28,186
Merit Medical Systems, Inc. (a)	1,097	17,629
Micrus Endovascular Corp. (a)(b)	616	12,807
Natus Medical, Inc. (a)(b)	1,223	19,923
Neogen Corp. (a)(b)	924	24,070
NuVasive, Inc. (a)(b)	1,602	56,807
NxStage Medical, Inc. (a)(b)	1,106	16,413
OraSure Technologies, Inc. (a)(b)	1,923	8,904
Orthofix International NV (a)(b)	647	20,736
Orthovita, Inc. (a)(b)	3,214	6,524
Palomar Medical Technologies, Inc. (a)(b)	718	8,034
Quidel Corp. (a)(b)	1,088	13,807
RTI Biologics, Inc. (a)(b)	1,994	5,842
Sirona Dental Systems, Inc. (a)(b)	1,752	61,040
SonoSite, Inc. (a)(b)	653	17,703
Stereotaxis, Inc. (a)(b)	1,942	6,428
STERIS Corp.	2,291	71,204
SurModics, Inc. (a)(b)	616	10,109
Symmetry Medical, Inc. (a)(b)	1,286	13,554
Synovis Life Technologies, Inc. (a)	496	7,579
The Cooper Cos., Inc. (b)	1,952	77,670
Thoratec Corp. (a)(b)	2,356	100,672
TomoTherapy, Inc. (a)(b)	2,052	6,525
Unilife Corp. (a)(b)	2,321	13,508
Volcano Corp. (a)(b)	1,782	38,883
West Pharmaceutical Services, Inc. (b)	1,433	52,290
Wright Medical Group, Inc. (a)(b)	1,564	25,978
Zoll Medical Corp. (a)(b)	914	24,769

		1,597,293

HEALTH CARE PROVIDERS & SERVICES — 3.9%
Accretive Health, Inc. (a)	42	556
Air Methods Corp. (a)(b)	423	12,584
Alliance HealthCare Services, Inc. (a)(b)	1,101	4,448
Almost Family, Inc. (a)	346	12,086
Amedisys, Inc. (a)(b)	1,216	53,468
AMERIGROUP Corp. (a)	2,106	68,403
AMN Healthcare Services, Inc. (a)(b)	1,277	9,552
AmSurg Corp. (a)(b)	1,216	21,669
Assisted Living Concepts, Inc. (Class A) (a)(b)	401	11,866
athenahealth, Inc. (a)(b)	1,364	35,641
Bio-Reference Laboratories, Inc. (a)(b)	1,000	22,170
BioScrip, Inc. (a)(b)	1,872	9,809
Brookdale Senior Living, Inc. (a)(b)	2,410	36,150
CardioNet, Inc. (a)(b)	928	5,085
Catalyst Health Solutions, Inc. (a)	1,594	54,993
Centene Corp. (a)(b)	2,071	44,526
Chemed Corp. (b)	917	50,105
Clarient, Inc. (a)	2,124	6,542
Continucare Corp. (a)(b)	1,662	5,568
Corvel Corp. (a)(b)	297	10,036

See accompanying notes to financial statements.

55

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Cross Country Healthcare, Inc. (a)(b)	1,108	$9,961
Emdeon, Inc. (Class A) (a)(b)	1,820	22,805
Emergency Medical Services Corp. (Class A) (a)(b)	1,211	59,375
Emeritus Corp. (a)(b)	782	12,754
Genoptix, Inc. (a)(b)	676	11,627
Gentiva Health Services, Inc. (a)	1,206	32,574
Hanger Orthopedic Group, Inc. (a)(b)	1,236	22,199
Health Management Associates, Inc. (Class A) (a)(b)	10,387	80,707
Health Net, Inc. (a)	4,092	99,722
HEALTHSOUTH Corp. (a)(b)	3,895	72,875
Healthspring, Inc. (a)(b)	2,205	34,200
Healthways, Inc. (a)(b)	1,510	17,999
HMS Holdings Corp. (a)(b)	1,150	62,353
inVentiv Health, Inc. (a)(b)	1,428	36,557
IPC The Hospitalist Co. (a)	597	14,985
Kindred Healthcare, Inc. (a)(b)	1,641	21,070
Landauer, Inc. (b)	360	21,917
LHC Group, Inc. (a)(b)	643	17,843
LifePoint Hospitals, Inc. (a)	2,259	70,933
Magellan Health Services, Inc. (a)(b)	1,310	47,579
Medcath Corp. (a)(b)	628	4,936
MEDNAX, Inc. (a)(b)	1,893	105,270
Molina Healthcare, Inc. (a)(b)	515	14,832
MWI Veterinary Supply, Inc. (a)(b)	452	22,718
National Healthcare Corp.	344	11,854
Odyssey Healthcare, Inc. (a)(b)	1,324	35,377
Owens & Minor, Inc. (b)	2,590	73,504
PharMerica Corp. (a)(b)	1,260	18,472
PSS World Medical, Inc. (a)(b)	2,461	52,050
Psychiatric Solutions, Inc. (a)	2,260	73,947
RehabCare Group, Inc. (a)	972	21,170
Res-Care, Inc. (a)	1,005	9,708
Select Medical Holdings Corp. (a)(b)	2,419	16,401
Skilled Healthcare Group, Inc. (Class A) (a)(b)	796	5,405
Sun Healthcare Group, Inc. (a)(b)	1,806	14,592
Team Health Holdings, Inc. (a)(b)	535	6,912
Tenet Healthcare Corp. (a)(b)	20,392	88,501
The Ensign Group, Inc. (b)	465	7,682
Triple-S Management Corp. (Class B) (a)(b)	844	15,656
Universal American Financial Corp. (a)(b)	1,684	24,250
VCA Antech, Inc. (a)(b)	3,504	86,759
Virtual Radiologic Corp. (a)(b)	275	4,719
WellCare Health Plans, Inc. (a)(b)	1,735	41,189

		2,001,196

HEALTH CARE TECHNOLOGY — 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)(b)	2,542	40,926
Computer Programs and Systems, Inc. (b)	442	18,087
Eclipsys Corp. (a)	2,289	40,836
MedAssets, Inc. (a)(b)	1,880	43,390
Medidata Solutions, Inc. (a)(b)	904	14,003
MedQuist, Inc. (b)	468	3,702
Omnicell, Inc. (a)(b)	1,245	14,554
Phase Forward, Inc. (a)	1,768	29,490

		204,988

HOTELS, RESTAURANTS & LEISURE — 2.5%
AFC Enterprises, Inc. (a)(b)	995	9,055
Ambassadors Group, Inc. (b)	739	8,343
Ameristar Casinos, Inc. (b)	907	13,659
Bally Technologies, Inc. (a)(b)	2,249	72,845
Biglari Holdings, Inc. (a)(b)	55	15,780
BJ’s Restaurants, Inc. (a)(b)	925	21,830
Bob Evans Farms, Inc. (b)	1,274	31,366
Boyd Gaming Corp. (a)(b)	2,218	18,831
Brinker International, Inc.	4,359	63,031
Buffalo Wild Wings, Inc. (a)(b)	806	29,483
California Pizza Kitchen, Inc. (a)(b)	950	14,393
CEC Entertainment, Inc. (a)	1,003	35,366
Choice Hotels International, Inc. (b)	1,305	39,424
Churchill Downs, Inc. (b)	408	13,382
CKE Restaurants, Inc.	2,097	26,275
Cracker Barrel Old Country Store, Inc. (b)	923	42,975
Denny’s Corp. (a)(b)	4,113	10,694
DineEquity, Inc. (a)(b)	692	19,321
Domino’s Pizza, Inc. (a)(b)	1,929	21,798
Gaylord Entertainment Co. (a)(b)	1,454	32,119
International Speedway Corp. (Class A) (b)	1,124	28,954
Interval Leisure Group, Inc. (a)(b)	1,718	21,389
Isle of Capri Casinos, Inc. (a)(b)	695	6,436
Jack in the Box, Inc. (a)(b)	2,310	44,929
Krispy Kreme Doughnuts, Inc. (a)(b)	2,194	7,394
Landry’s Restaurants, Inc. (a)(b)	358	8,757
Life Time Fitness, Inc. (a)(b)	1,719	54,647
Marcus Corp. (b)	828	7,833
Morgans Hotel Group Co. (a)(b)	1,062	6,542
Orient-Express Hotels, Ltd. (Class A) (a)(b)	4,461	33,011
P F Chang’s China Bistro, Inc. (b)	920	36,478
Panera Bread Co. (Class A) (a)(b)	1,259	94,790
Papa John’s International, Inc. (a)	906	20,947
Peet’s Coffee & Tea, Inc. (a)(b)	535	21,009
Pinnacle Entertainment, Inc. (a)(b)	2,553	24,151
Red Robin Gourmet Burgers, Inc. (a)(b)	565	9,695
Ruby Tuesday, Inc. (a)	2,467	20,969
Scientific Games Corp. (Class A) (a)(b)	2,835	26,082
Shuffle Master, Inc. (a)(b)	2,068	16,565
Sonic Corp. (a)(b)	2,510	19,452
Speedway Motorsports, Inc. (b)	535	7,255
Texas Roadhouse, Inc. (Class A) (a)(b)	2,324	29,329
The Cheesecake Factory, Inc. (a)(b)	2,452	54,582
Vail Resorts, Inc. (a)(b)	1,554	54,250

See accompanying notes to financial statements.

56

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

WMS Industries, Inc. (a)(b)	2,420	$94,985

		1,290,401

HOUSEHOLD DURABLES — 1.2%
American Greetings Corp. (Class A) (b)	1,472	27,615
Beazer Homes USA, Inc. (a)(b)	2,808	10,193
Blyth, Inc. (b)	253	8,620
Brookfield Homes Corp. (a)(b)	393	2,649
Cavco Industries, Inc. (a)(b)	354	12,454
CSS Industries, Inc. (b)	319	5,264
Ethan Allen Interiors, Inc. (b)	1,250	17,487
Furniture Brands International, Inc. (a)(b)	1,371	7,157
Helen of Troy, Ltd. (a)(b)	1,115	24,597
Hovnanian Enterprises, Inc. (Class A) (a)(b)	2,053	7,555
iRobot Corp. (a)(b)	753	14,149
Jarden Corp.	3,745	100,628
KB HOME (b)	3,261	35,871
La-Z-Boy, Inc. (a)(b)	2,152	15,989
M.D.C. Holdings, Inc. (b)	1,473	39,697
M/I Homes, Inc. (a)(b)	827	7,972
Meritage Homes Corp. (a)(b)	1,219	19,845
National Presto Industries, Inc. (b)	190	17,643
Ryland Group, Inc. (b)	1,756	27,780
Sealy Corp. (a)(b)	1,738	4,640
Skyline Corp. (b)	263	4,737
Standard Pacific Corp. (a)(b)	4,318	14,379
Tempur-Pedic International, Inc. (a)(b)	2,716	83,517
Tupperware Brands Corp.	2,685	106,997
Universal Electronics, Inc. (a)(b)	614	10,211

		627,646

HOUSEHOLD PRODUCTS — 0.1%
Cellu Tissue Holdings, Inc. (a)(b)	464	3,605
Central Garden & Pet Co. (Class A) (a)(b)	2,647	23,743
Spectrum Brands Holdings, Inc. (a)(b)	319	8,090
WD-40 Co.	649	21,677

		57,115

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Dynegy, Inc. (a)(b)	4,855	18,692
Ormat Technologies, Inc. (b)	740	20,935
RRI Energy, Inc. (a)(b)	15,021	56,929

		96,556

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc. (b)	2,527	91,300
Otter Tail Corp. (b)	1,312	25,361
Raven Industries, Inc. (b)	687	23,159
Seaboard Corp. (b)	14	21,140
Standex International Corp. (b)	478	12,117
Tredegar Corp.	937	15,292

		188,369

INSURANCE — 3.1%
AMBAC Financial Group, Inc. (a)(b)	11,173	7,486
American Equity Investment Life Holding Co. (b)	2,542	26,233
American Physicians Capital, Inc. (b)	400	12,340
AMERISAFE, Inc. (a)(b)	788	13,829
Amtrust Financial Services, Inc. (b)	1,010	12,160
Argo Group International Holdings, Ltd. (b)	1,254	38,360
Arthur J. Gallagher & Co. (b)	4,288	104,542
Aspen Insurance Holdings, Ltd. (b)	2,916	72,142
Baldwin & Lyons, Inc. (Class B) (b)	382	8,026
Citizens, Inc. (a)(b)	1,370	9,124
CNA Surety Corp. (a)(b)	614	9,867
CNO Financial Group, Inc. (a)(b)	10,550	52,223
Crawford & Co. (Class B) (a)(b)	976	3,084
Delphi Financial Group (b)	1,887	46,062
Donegal Group, Inc. (Class A) (b)	508	6,243
eHealth, Inc. (a)(b)	941	10,699
EMC Insurance Group, Inc. (b)	254	5,570
Employers Holdings, Inc. (b)	1,829	26,941
Endurance Specialty Holdings, Ltd. (b)	1,976	74,159
Enstar Group, Ltd. (a)(b)	277	18,404
Erie Indemnity Co. (Class A)	1,159	52,735
FBL Financial Group, Inc. (Class A)	504	10,584
First Mercury Financial Corp. (b)	657	6,951
Flagstone Reinsurance Holdings SA (b)	1,458	15,776
FPIC Insurance Group, Inc. (a)(b)	425	10,901
Greenlight Capital Re, Ltd. (Class A) (a)(b)	1,238	31,185
Harleysville Group, Inc. (b)	509	15,794
Hilltop Holdings, Inc. (a)(b)	1,804	18,058
Horace Mann Educators Corp.	1,720	26,316
Infinity Property & Casualty Corp.	556	25,676
Kansas City Life Insurance Co. (b)	161	4,761
Maiden Holdings, Ltd. (b)	2,334	15,334
MBIA, Inc. (a)(b)	6,986	39,192
Meadowbrook Insurance Group, Inc. (b)	2,412	20,816
Mercury General Corp. (b)	1,080	44,755
Montpelier Re Holdings, Ltd. (b)	3,185	47,552
National Financial Partners Corp. (a)(b)	1,765	17,244
National Interstate Corp. (b)	246	4,876
National Western Life Insurance Co. (Class A) (b)	86	13,137
OneBeacon Insurance Group, Ltd. (Class A)	887	12,702
Platinum Underwriters Holdings, Ltd. (b)	1,847	67,028
PMA Capital Corp. (Class A) (a)	1,386	9,078
Presidential Life Corp. (b)	845	7,690
Primerica, Inc. (a)	753	16,144
ProAssurance Corp. (a)(b)	1,366	77,534

See accompanying notes to financial statements.

57

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Protective Life Corp.	3,714	$79,443
RLI Corp. (b)	779	40,905
Safety Insurance Group, Inc. (b)	652	24,137
Seabright Insurance Holdings	908	8,608
Selective Insurance Group, Inc.	2,170	32,246
StanCorp Financial Group, Inc.	2,020	81,891
State Auto Financial Corp.	547	8,484
Stewart Information Services Corp.	657	5,926
Symetra Financial Corp. (b)	1,342	16,104
The Navigators Group, Inc. (a)(b)	570	23,444
The Phoenix Cos., Inc. (a)(b)	4,209	8,881
Tower Group, Inc. (b)	1,648	35,481
United America Indemnity, Ltd. (Class A) (a)	1,265	9,310
United Fire & Casualty Co.	951	18,849
Unitrin, Inc. (b)	1,884	48,230
Universal Insurance Holdings, Inc. (b)	1,064	4,448

		1,615,700

INTERNET & CATALOG RETAIL — 0.3%
1-800-FLOWERS.COM, Inc. (Class A) (a)(b)	910	1,875
Blue Nile, Inc. (a)(b)	583	27,448
drugstore.com, Inc. (a)(b)	3,289	10,130
Gaiam, Inc. (Class A) (b)	576	3,496
HSN, Inc. (a)(b)	1,703	40,872
NutriSystem, Inc. (b)	1,243	28,514
Orbitz Worldwide, Inc. (a)(b)	1,329	5,063
Overstock.com, Inc. (a)(b)	611	11,041
PetMed Express, Inc. (b)	970	17,266
Shutterfly, Inc. (a)(b)	1,030	24,679
Vitacost.com, Inc. (a)(b)	906	8,145

		178,529

INTERNET SOFTWARE & SERVICES — 1.6%
Ancestry.com, Inc. (a)(b)	760	13,391
Archipelago Learning, Inc. (a)(b)	312	3,566
Art Technology Group, Inc. (a)(b)	6,402	21,895
comScore, Inc. (a)(b)	942	15,515
Constant Contact, Inc. (a)(b)	1,065	22,716
DealerTrack Holdings, Inc. (a)(b)	1,477	24,297
Dice Holdings, Inc. (a)(b)	897	6,207
Digital River, Inc. (a)(b)	1,642	39,260
DivX, Inc. (a)	1,118	8,564
EarthLink, Inc. (b)	4,263	33,934
GSI Commerce, Inc. (a)(b)	2,278	65,606
InfoSpace, Inc. (a)(b)	1,363	10,250
Internap Network Services Corp. (a)(b)	1,916	7,990
Internet Brands, Inc. (Class A) (a)(b)	1,156	11,941
Internet Capital Group, Inc. (a)(b)	1,701	12,928
j2 Global Communications, Inc. (a)(b)	1,813	39,596
Limelight Networks, Inc. (a)(b)	1,576	6,919
Liquidity Services, Inc. (a)(b)	648	8,398
LivePerson, Inc. (a)(b)	1,860	12,760
LogMeIn, Inc. (a)(b)	591	15,502
LoopNet, Inc. (a)(b)	1,340	16,522
Marchex, Inc. (Class B) (b)	982	3,781
ModusLink Global Solutions, Inc. (a)(b)	1,817	10,957
Monster Worldwide, Inc. (a)(b)	5,214	60,743
Move, Inc. (a)(b)	5,839	11,970
NIC, Inc. (b)	2,268	14,538
OpenTable, Inc. (a)(b)	623	25,836
Perficient, Inc. (a)	1,195	10,647
QuinStreet, Inc. (a)(b)	320	3,683
Rackspace Hosting, Inc. (a)(b)	4,215	77,303
RealNetworks, Inc. (a)(b)	3,530	11,649
SAVVIS, Inc. (a)(b)	1,624	23,954
Stamps.com, Inc. (a)(b)	558	5,720
TechTarget, Inc. (a)(b)	474	2,550
Terremark Worldwide, Inc. (a)(b)	1,819	14,206
The Knot, Inc. (a)(b)	1,180	9,180
United Online, Inc. (b)	3,500	20,160
ValueClick, Inc. (a)(b)	3,315	35,437
Vocus, Inc. (a)(b)	739	11,292
WebMD Health Corp. (a)	1,940	90,074

		841,437

IT SERVICES — 1.8%
Acxiom Corp. (a)(b)	3,395	49,873
CACI International, Inc. (Class A) (a)(b)	1,325	56,286
Cass Information Systems, Inc. (b)	317	10,857
CIBER, Inc. (a)(b)	2,187	6,058
Convergys Corp. (a)(b)	4,400	43,164
CSG Systems International, Inc. (a)(b)	1,560	28,595
CyberSource Corp. (a)(b)	2,848	72,709
Echo Global Logistics, Inc. (a)(b)	722	8,816
Euronet Worldwide, Inc. (a)(b)	1,915	24,493
ExlService Holdings, Inc. (a)	571	9,804
Forrester Research, Inc. (a)	572	17,309
Gartner, Inc. (a)(b)	2,766	64,309
Global Cash Access Holdings, Inc. (a)(b)	1,462	10,541
Heartland Payment Systems, Inc. (b)	1,627	24,145
iGate Corp. (b)	1,033	13,243
Integral Systems Inc. (a)(b)	664	4,216
Lionbridge Technologies, Inc. (a)(b)	2,071	9,464
ManTech International Corp. (Class A) (a)(b)	876	37,291
MAXIMUS, Inc.	692	40,046
MoneyGram International, Inc. (a)(b)	3,166	7,757
NCI, Inc. (Class A) (a)(b)	281	6,345
NeuStar, Inc. (Class A) (a)	3,217	66,335
RightNow Technologies, Inc. (a)(b)	911	14,294
Sapient Corp. (b)	3,775	38,278
SRA International, Inc. (Class A) (a)	1,746	34,344
Syntel, Inc. (b)	939	31,879
TeleTech Holdings, Inc. (a)(b)	1,381	17,801
TNS, Inc. (a)(b)	1,060	18,486
Unisys Corp. (a)(b)	1,648	30,472
VeriFone Holdings, Inc. (a)	3,201	60,595

See accompanying notes to financial statements.

58

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Wright Express Corp. (a)	1,634	$48,530

		906,335

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp. (b)	3,585	44,561
Callaway Golf Co. (b)	2,820	17,033
Eastman Kodak Co. (a)(b)	10,909	47,345
JAKKS Pacific, Inc. (a)(b)	1,066	15,329
Leapfrog Enterprises, Inc. (a)(b)	1,405	5,648
Marine Products Corp. (a)(b)	554	3,136
Polaris Industries, Inc. (b)	1,334	72,863
Pool Corp. (b)	1,975	43,292
RC2 Corp. (a)(b)	935	15,063
Smith & Wesson Holding Corp. (a)(b)	2,557	10,458

		274,728

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	2,901	17,116
Albany Molecular Research, Inc. (a)(b)	872	4,508
Bio-Rad Laboratories, Inc. (Class A) (a)	804	69,538
Bruker Corp. (a)	2,969	36,103
Cambrex Corp. (a)(b)	1,116	3,515
Dionex Corp. (a)(b)	762	56,739
Enzo Biochem, Inc. (a)(b)	1,488	6,056
eResearch Technology, Inc. (a)(b)	2,063	16,257
Kendle International, Inc. (a)(b)	534	6,152
Luminex Corp. (a)(b)	1,663	26,974
PAREXEL International Corp. (a)(b)	2,393	51,880
Sequenom, Inc. (a)(b)	2,253	13,315

		308,153

MACHINERY — 4.0%
3D Systems Corp. (a)(b)	858	10,768
Actuant Corp. (Class A) (b)	2,901	54,626
Albany International Corp. (Class A) (b)	1,095	17,728
Altra Holdings, Inc. (a)(b)	1,026	13,359
American Railcar Industries, Inc. (a)(b)	340	4,107
Ampco-Pittsburgh Corp. (b)	323	6,728
ArvinMeritor, Inc. (a)(b)	3,609	47,278
Astec Industries, Inc. (a)(b)	671	18,607
Badger Meter, Inc. (b)	613	23,717
Barnes Group, Inc. (b)	1,912	31,338
Blount International, Inc. (a)(b)	1,532	15,734
Briggs & Stratton Corp. (b)	2,034	34,619
Cascade Corp. (b)	356	12,677
Chart Industries, Inc. (a)(b)	1,214	18,914
CIRCOR International, Inc. (b)	748	19,134
CLARCOR, Inc.	2,143	76,119
Colfax Corp. (a)(b)	1,026	10,681
Columbus McKinnon Corp. (a)(b)	735	10,268
Crane Co.	2,137	64,559
Douglas Dynamics, Inc. (a)(b)	553	6,359
Dynamic Materials Corp. (b)	490	7,860
Energy Recovery, Inc. (a)(b)	1,231	4,924
EnPro Industries, Inc. (a)(b)	872	24,547
ESCO Technologies, Inc. (b)	1,067	27,475
Federal Signal Corp. (b)	1,868	11,283
Force Protection, Inc. (a)(b)	2,725	11,172
Freightcar America, Inc. (b)	454	10,269
Gardner Denver, Inc.	2,215	98,767
Graco, Inc. (b)	2,510	70,757
Graham Corp. (b)	386	5,786
IDEX Corp.	3,335	95,281
John Bean Technologies Corp. (b)	1,157	17,644
Kaydon Corp.	1,431	47,023
Kennametal, Inc. (b)	3,313	84,250
L.B. Foster Co. (a)(b)	409	10,601
Lindsay Corp.	547	17,334
Middleby Corp. (a)	732	38,935
Mueller Industries, Inc.	1,520	37,392
Mueller Water Products, Inc. (Class A) (b)	6,282	23,306
NACCO Industries, Inc. (b)	209	18,551
Nordson Corp. (b)	1,236	69,315
RBC Bearings, Inc. (a)	946	27,425
Robbins & Myers, Inc. (b)	1,016	22,088
Sauer-Danfoss, Inc. (a)(b)	354	4,326
Snap-On, Inc.	2,379	97,325
Sun Hydraulics Corp. (b)	466	10,932
Tecumseh Products Co. (Class A) (a)(b)	617	6,861
Tennant Co. (b)	736	24,891
Terex Corp. (a)(b)	4,564	85,529
The Gorman-Rupp Co. (b)	557	13,953
The Greenbrier Cos., Inc. (a)(b)	622	6,966
The Manitowoc Co., Inc. (b)	5,353	48,926
The Timken Co.	3,200	83,168
The Toro Co. (b)	1,435	70,487
Titan International, Inc. (b)	1,341	13,370
Trinity Industries, Inc. (b)	3,391	60,088
Valmont Industries, Inc.	859	62,415
WABCO Holdings, Inc. (a)(b)	2,768	87,137
Wabtec Corp. (b)	2,007	80,059
Watts Water Technologies, Inc. (b)	1,215	34,822

		2,070,560

MARINE — 0.4%
Alexander & Baldwin, Inc. (b)	1,694	50,447
American Commercial Lines, Inc. (a)(b)	376	8,464
Baltic Trading, Ltd. (a)	840	9,551
Eagle Bulk Shipping, Inc. (a)(b)	2,733	11,533
Genco Shipping & Trading, Ltd. (a)(b)	1,136	17,028
Horizon Lines, Inc. (Class A) (b)	1,169	4,945
Kirby Corp. (a)(b)	2,223	85,030

		186,998

MEDIA — 1.8%
Arbitron, Inc. (b)	1,137	29,141
Ascent Media Corp. (Class A) (a)(b)	588	14,853
Belo Corp. (a)(b)	4,022	22,885
Cinemark Holdings, Inc.	2,317	30,469

See accompanying notes to financial statements.

59

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

CKX, Inc. (a)(b)	2,540	$12,675
Crown Media Holdings, Inc. (Class A) (a)(b)	365	642
Dex One Corp. (a)(b)	2,186	41,534
Entercom Communications Corp. (Class A) (a)	1,210	10,672
Entravision Communications Corp. (Class A) (a)(b)	2,622	5,532
Fisher Communications, Inc. (a)(b)	227	3,823
Harte-Hanks, Inc. (b)	1,485	15,518
Journal Communications, Inc. (Class A) (a)(b)	1,598	6,344
Knology, Inc. (a)(b)	1,262	13,794
Lamar Advertising Co. (Class A) (a)(b)	2,415	59,216
Liberty Media Corp.- Interactive (Class A) (a)	3,535	148,152
LIN TV Corp. (Class A) (a)	1,434	7,758
Live Nation, Inc. (a)(b)	6,063	63,358
Madison Square Garden, Inc. (Class A) (a)	2,492	49,018
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	1,038	5,107
Mediacom Communications Corp. (Class A) (a)(b)	1,528	10,268
Meredith Corp. (b)	1,573	48,967
Morningstar, Inc. (a)(b)	906	38,523
National CineMedia, Inc. (b)	1,735	28,905
PRIMEDIA, Inc. (b)	727	2,130
RCN Corp. (a)	1,424	21,089
ReachLocal, Inc. (a)(b)	18	233
Regal Entertainment Group (b)	3,191	41,611
Scholastic Corp. (b)	1,177	28,389
Sinclair Broadcast Group, Inc. (a)(b)	1,917	11,176
SuperMedia, Inc. (a)(b)	613	11,212
The E.W. Scripps Co. (Class A) (a)(b)	1,172	8,708
The McClatchy Co. (Class A) (a)(b)	2,672	9,726
The New York Times Co. (Class A) (a)(b)	3,966	34,306
Valassis Communications, Inc. (a)	2,040	64,709
Value Line, Inc. (b)	33	599
Warner Music Group Corp. (a)(b)	2,165	10,522
World Wrestling Entertainment, Inc. (Class A) (b)	1,176	18,299

		929,863

METALS & MINING — 1.7%
A.M. Castle & Co. (a)(b)	689	9,570
AK Steel Holding Corp. (b)	4,512	53,783
Allied Nevada Gold Corp. (a)	3,160	62,189
AMCOL International Corp. (b)	1,102	25,897
Brush Engineered Materials, Inc. (a)(b)	784	15,664
Carpenter Technology Corp. (b)	1,810	59,422
Century Aluminum Co. (a)(b)	2,663	23,514
Coeur d’Alene Mines Corp. (a)(b)	3,448	54,409
Commercial Metals Co.	4,644	61,394
Compass Minerals International, Inc.	1,334	93,754
Haynes International, Inc. (b)	462	14,243
Hecla Mining Co. (a)(b)	9,943	51,903
Horsehead Holding Corp. (a)	1,968	14,878
Kaiser Aluminum Corp. (b)	658	22,813
Metals USA Holdings Corp. (a)	441	6,593
Noranda Aluminium Holding Corp. (a)(b)	823	5,292
Olympic Steel, Inc. (b)	367	8,430
Royal Gold, Inc. (b)	1,976	94,848
RTI International Metals, Inc. (a)	1,288	31,054
Schnitzer Steel Industries, Inc. (Class A) (b)	947	37,122
Stillwater Mining Co. (a)(b)	2,042	23,728
Titanium Metals Corp. (a)	3,737	65,734
US Gold Corp. (a)(b)	3,772	18,898
Worthington Industries, Inc. (b)	2,703	34,761

		889,893

MULTI-UTILITIES — 0.3%
Avista Corp. (b)	2,230	43,552
Black Hills Corp. (b)	1,586	45,153
CH Energy Group, Inc.	649	25,467
NorthWestern Corp. (b)	1,474	38,619

		152,791

MULTILINE RETAIL — 0.5%
99 Cents Only Stores (a)(b)	1,976	29,245
Big Lots, Inc. (a)(b)	3,335	107,020
Dillard’s, Inc. (Class A) (b)	2,245	48,267
Fred’s, Inc. (Class A) (b)	1,453	16,070
Retail Ventures, Inc. (a)(b)	736	5,756
Saks, Inc. (a)(b)	5,726	43,460

		249,818

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)(b)	2,380	60,381

OIL, GAS & CONSUMABLE FUELS — 3.4%
Alon USA Energy, Inc. (b)	463	2,945
American Oil & Gas, Inc. (a)(b)	2,575	16,171
Apco Oil and Gas International, Inc. (b)	356	8,370
Arena Resources, Inc. (a)	1,556	49,636
Atlas Energy, Inc. (a)(b)	3,299	89,304
ATP Oil & Gas Corp. (a)(b)	1,761	18,649
Berry Petroleum Co. (Class A) (b)	1,917	49,305
Bill Barrett Corp. (a)(b)	1,697	52,217
BPZ Resources, Inc. (a)(b)	4,320	17,928
Brigham Exploration Co. (a)	4,781	73,532
Carrizo Oil & Gas, Inc. (a)(b)	1,176	18,263
Cheniere Energy, Inc. (a)(b)	2,130	6,007
Clayton Williams Energy, Inc. (a)(b)	363	15,289
Clean Energy Fuels Corp. (a)(b)	1,589	23,740
Cloud Peak Energy, Inc. (a)(b)	1,354	17,954
Comstock Resources, Inc. (a)(b)	1,906	52,834
Contango Oil & Gas Co. (a)(b)	534	23,896

See accompanying notes to financial statements.

60

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Crosstex Energy, Inc. (a)(b)	1,778	$11,397
CVR Energy, Inc. (a)(b)	2,340	17,597
Delek US Holdings, Inc. (b)	555	4,051
Delta Petroleum Corp. (a)(b)	7,424	6,385
DHT Holdings, Inc. (b)	1,716	6,607
Energy Partners Ltd. (a)	1,589	19,402
Frontier Oil Corp.	4,419	59,435
Gastar Exploration, Ltd. (a)	1,851	6,682
General Maritime Corp. (b)	3,326	20,089
GMX Resources, Inc. (a)(b)	1,215	7,885
Goodrich Petroleum Corp. (a)(b)	1,042	12,504
Green Plains Renewable Energy, Inc. (a)	846	8,646
Gulfport Energy Corp. (a)(b)	1,034	12,263
Hallador Energy Co.	22	197
Harvest Natural Resources, Inc. (a)	1,327	9,780
Holly Corp. (b)	1,723	45,797
Houston American Energy Corp. (b)	848	8,361
International Coal Group, Inc. (a)(b)	5,394	20,767
Isramco, Inc. (a)(b)	51	2,406
James River Coal Co. (a)(b)	1,099	17,496
Kodiak Oil & Gas Corp. (a)(b)	5,378	17,156
Mariner Energy, Inc. (a)(b)	4,200	90,216
McMoRan Exploration Co. (a)(b)	3,383	37,585
Northern Oil and Gas, Inc. (a)	1,762	22,624
Overseas Shipholding Group, Inc. (b)	1,123	41,596
Patriot Coal Corp. (a)(b)	3,310	38,892
Penn Virginia Corp. (b)	1,915	38,511
Petroleum Development Corp. (a)(b)	742	19,010
Petroquest Energy, Inc. (a)(b)	2,293	15,501
Rentech, Inc. (a)(b)	8,310	8,227
Resolute Energy Corp. (a)(b)	1,746	21,371
Rex Energy Corp. (a)(b)	1,486	15,009
Rosetta Resources, Inc. (a)(b)	2,202	43,622
SandRidge Energy, Inc. (a)(b)	7,472	43,562
Ship Finance International, Ltd. (b)	1,668	29,824
SM Energy Co. (b)	2,575	103,412
Stone Energy Corp. (a)(b)	1,865	20,813
Swift Energy Co. (a)(b)	1,589	42,760
Teekay Corp. (b)	1,739	45,510
Tesoro Corp. (b)	5,971	69,682
USEC, Inc. (a)(b)	4,602	21,905
VAALCO Energy, Inc. (a)(b)	2,416	13,530
Venoco, Inc. (a)(b)	797	13,127
W & T Offshore, Inc. (b)	1,477	13,972
Warren Resources, Inc. (a)(b)	2,445	7,090
Western Refining, Inc. (a)(b)	2,156	10,845
World Fuel Services Corp. (b)	2,557	66,329

		1,745,468

PAPER & FOREST PRODUCTS — 0.6%
Buckeye Technologies, Inc. (a)(b)	1,681	16,726
Clearwater Paper Corp. (a)	438	23,985
Deltic Timber Corp. (b)	542	22,656
Domtar Corp.	1,711	84,096
KapStone Paper and Packaging Corp. (a)(b)	1,846	20,564
Louisiana-Pacific Corp. (a)(b)	5,124	34,279
Neenah Paper, Inc.	561	10,266
P.H. Glatfelter Co. (b)	1,956	21,223
Schweitzer-Mauduit International, Inc. (b)	780	39,351
Wausau Paper Corp. (a)(b)	1,896	12,836

		285,982

PERSONAL PRODUCTS — 0.6%
Elizabeth Arden, Inc. (a)(b)	1,033	14,999
Herbalife, Ltd.	2,542	117,059
Inter Parfums, Inc. (b)	543	7,727
Medifast, Inc. (a)(b)	612	15,857
NBTY, Inc. (a)	2,473	84,107
Nu Skin Enterprises, Inc. (Class A)	2,157	53,774
Prestige Brands Holdings, Inc. (a)(b)	1,865	13,204
Revlon, Inc. (a)(b)	546	6,093
USANA Health Sciences, Inc. (a)	309	11,288

		324,108

PHARMACEUTICALS — 1.1%
Acura Pharmaceuticals, Inc. (a)(b)	400	1,004
Akorn, Inc. (a)(b)	2,020	5,999
Ardea Biosciences, Inc. (a)	576	11,843
Auxilium Pharmaceuticals, Inc. (a)(b)	2,028	47,658
Biodel, Inc. (a)(b)	578	2,185
BioMimetic Therapeutics, Inc. (a)(b)	722	8,029
Cadence Pharmaceuticals, Inc. (a)(b)	1,299	9,106
Caraco Pharmaceutical Laboratories, Ltd. (a)(b)	419	1,978
Cumberland Pharmaceuticals, Inc. (a)(b)	581	3,730
Cypress Bioscience, Inc. (a)(b)	1,591	3,659
Durect Corp. (a)(b)	3,268	7,941
Hi-Tech Pharmacal Co., Inc. (a)(b)	480	10,997
Impax Laboratories, Inc. (a)(b)	2,288	43,609
Inspire Pharmaceuticals, Inc. (a)(b)	2,617	13,059
Jazz Pharmaceuticals, Inc. (a)(b)	659	5,160
MAP Pharmaceuticals, Inc. (a)(b)	599	7,859
Medicis Pharmaceutical Corp. (Class A) (b)	2,560	56,013
Nektar Therapeutics (a)(b)	3,956	47,868
Obagi Medical Products, Inc. (a)(b)	728	8,605
Optimer Pharmaceuticals, Inc. (a)(b)	1,521	14,100
Pain Therapeutics, Inc. (a)(b)	1,317	7,322
Par Pharmaceutical Cos., Inc. (a)(b)	1,436	37,279
POZEN, Inc. (a)(b)	1,033	7,241
Questcor Pharmaceuticals, Inc. (a)(b)	2,285	23,330
Salix Pharmaceuticals, Ltd. (a)	2,278	88,910
Santarus, Inc. (a)(b)	2,296	5,694
Sucampo Pharmaceuticals, Inc. (a)(b)	289	1,020
The Medicines Co. (a)	2,154	16,392

See accompanying notes to financial statements.

61

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

ViroPharma, Inc. (a)	3,331	$37,340
VIVUS, Inc. (a)(b)	3,234	31,046
XenoPort, Inc. (a)(b)	1,270	12,459

		578,435

PROFESSIONAL SERVICES — 0.8%
Acacia Research (a)(b)	1,474	20,975
Administaff, Inc. (b)	886	21,406
Advisory Board Co. (a)(b)	686	29,471
CBIZ, Inc. (a)(b)	1,966	12,504
CDI Corp. (b)	525	8,153
CoStar Group, Inc. (a)(b)	817	31,700
CRA International, Inc. (a)(b)	418	7,871
Dolan Media Co. (a)(b)	1,128	12,543
Exponent, Inc. (a)(b)	549	17,963
Heidrick & Struggles International, Inc. (b)	654	14,924
Hill International, Inc. (a)(b)	1,118	4,539
Huron Consulting Group, Inc. (a)(b)	871	16,906
ICF International, Inc. (a)(b)	557	13,329
Kelly Services, Inc. (Class A) (a)(b)	1,059	15,747
Kforce, Inc. (a)(b)	1,426	18,182
Korn/Ferry International (a)(b)	1,974	27,439
Mistras Group, Inc. (a)(b)	368	3,945
Navigant Consulting, Inc. (a)(b)	2,013	20,895
On Assignment, Inc. (a)	1,702	8,561
Resources Connection, Inc. (a)	1,996	27,146
School Specialty, Inc. (a)(b)	634	11,456
SFN Group, Inc. (a)	2,057	11,231
The Corporate Executive Board Co.	1,442	37,881
TrueBlue, Inc. (a)(b)	1,894	21,194
Volt Information Sciences, Inc. (a)(b)	456	3,830
VSE Corp. (b)	236	7,510

		427,301

REAL ESTATE INVESTMENT TRUSTS — 8.5%
Acadia Realty Trust (b)	1,590	26,744
Alexander’s, Inc. (b)	144	43,620
Alexandria Real Estate Equities, Inc. (b)	1,793	113,622
American Campus Communities, Inc. (b)	2,166	59,110
American Capital Agency Corp. (b)	1,130	29,855
Anworth Mortgage Asset Corp. (b)	4,604	32,780
Apartment Investment & Management Co. (Class A) (b)	5,008	97,005
Ashford Hospitality Trust (a)(b)	2,006	14,704
Associated Estates Realty Corp. (b)	1,014	13,131
BioMed Realty Trust, Inc. (b)	4,603	74,062
Brandywine Realty Trust (b)	5,539	59,544
BRE Properties, Inc. (b)	2,596	95,870
Camden Property Trust	2,710	110,703
Caplease, Inc. (b)	1,838	8,473
Capstead Mortgage Corp. (b)	2,982	32,981
CBL & Associates Properties, Inc. (b)	5,836	72,600
Cedar Shopping Centers, Inc. (b)	2,374	14,291
Chimera Investment Corp. (b)	29,726	107,311
Cogdell Spencer, Inc. (b)	1,995	13,486
Colonial Properties Trust (b)	2,805	40,757
Colony Financial, Inc. (b)	700	11,830
Corporate Office Properties Trust (b)	2,418	91,304
Cousins Properties, Inc.	3,987	26,872
CreXus Investment Corp. (b)	523	6,501
Cypress Sharpridge Investments, Inc. (b)	856	10,837
DCT Industrial Trust, Inc. (b)	8,470	38,284
Developers Diversified Realty Corp. (b)	7,989	79,091
DiamondRock Hospitality Co. (a)(b)	6,010	49,402
Douglas Emmett, Inc. (b)	5,215	74,157
Duke Realty Corp.	10,174	115,475
DuPont Fabros Technology, Inc. (b)	2,291	56,267
EastGroup Properties, Inc. (b)	1,095	38,960
Education Realty Trust, Inc. (b)	2,161	13,031
Entertainment Properties Trust	1,887	71,838
Equity Lifestyle Properties, Inc. (b)	1,261	60,818
Equity One, Inc.	1,848	28,829
Essex Property Trust, Inc. (b)	1,262	123,095
Extra Space Storage, Inc. (b)	3,550	49,345
FelCor Lodging Trust, Inc. (a)(b)	3,729	18,608
First Industrial Realty Trust, Inc. (a)(b)	2,353	11,341
First Potomac Realty Trust (b)	1,373	19,730
Franklin Street Properties Corp.	2,933	34,639
Getty Realty Corp. (b)	1,019	22,836
Glimcher Realty Trust (b)	3,174	18,981
Government Properties Income Trust (b)	784	20,008
Hatteras Financial Corp. (b)	1,480	41,174
Healthcare Realty Trust, Inc. (b)	2,424	53,255
Hersha Hospitality Trust (b)	4,841	21,881
Highwoods Properties, Inc. (b)	3,020	83,835
Home Properties, Inc. (b)	1,454	65,532
Hospitality Properties Trust	5,246	110,691
HRPT Properties Trust (b)	10,724	66,596
Inland Real Estate Corp. (b)	3,017	23,895
Invesco Mortgage Capital, Inc. (b)	1,060	21,211
Investors Real Estate Trust	3,023	26,693
iStar Financial, Inc. (a)(b)	3,986	17,778
Kilroy Realty Corp. (b)	2,118	62,968
Kite Realty Group Trust (b)	2,685	11,223
LaSalle Hotel Properties (b)	2,996	61,628
Lexington Realty Trust (b)	4,141	24,887
LTC Properties, Inc. (b)	930	22,571
Mack-Cali Realty Corp.	3,311	98,436
Medical Properties Trust, Inc. (b)	4,404	41,574
MFA Financial, Inc.	11,942	88,371
Mid-America Apartment Communities, Inc. (b)	1,272	65,470
National Health Investors, Inc. (b)	941	36,285
National Retail Properties, Inc. (b)	3,471	74,418
NorthStar Realty Finance Corp. (b)	3,189	8,515

See accompanying notes to financial statements.

62

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

OMEGA Healthcare Investors, Inc. (b)	3,630	$72,346
Parkway Properties, Inc. (b)	829	12,079
Pebblebrook Hotel Trust (a)(b)	760	14,326
Pennsylvania Real Estate Investment Trust (b)	2,045	24,990
Pennymac Mortgage Investment Trust (a)(b)	670	10,653
Post Properties, Inc. (b)	2,089	47,483
Potlatch Corp. (b)	1,621	57,918
PS Business Parks, Inc. (b)	759	42,337
Ramco-Gershenson Properties Trust (b)	1,325	13,383
Redwood Trust, Inc. (b)	2,846	41,665
Saul Centers, Inc.	367	14,911
Senior Housing Properties Trust (b)	5,432	109,238
Sovran Self Storage, Inc. (b)	1,201	41,350
Starwood Property Trust, Inc. (b)	1,942	32,917
Sun Communities, Inc. (b)	657	17,056
Sunstone Hotel Investors, Inc. (a)	4,247	42,173
Tanger Factory Outlet Centers, Inc. (b)	1,735	71,794
Taubman Centers, Inc. (b)	2,189	82,372
U-Store-It Trust (b)	3,259	24,312
UDR, Inc. (b)	6,517	124,670
Universal Health Realty Income Trust (b)	430	13,816
Urstadt Biddle Properties	132	1,843
Urstadt Biddle Properties (Class A) (b)	736	11,872
Walter Investment Management Corp.	1,042	17,037
Washington Real Estate Investment Trust (b)	2,544	70,189
Weingarten Realty Investors (b)	5,036	95,936
Winthrop Realty Trust	837	10,722

		4,401,003

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Avatar Holdings, Inc. (a)(b)	351	6,732
Forest City Enterprises, Inc. (Class A) (a)(b)	5,146	58,253
Forestar Real Estate Group, Inc. (a)(b)	1,528	27,443
Jones Lang LaSalle, Inc. (b)	1,663	109,159
Kennedy-Wilson Holdings, Inc. (a)(b)	1,276	12,888
Tejon Ranch Co. (a)(b)	557	12,855

		227,330

ROAD & RAIL — 1.1%
AMERCO, Inc. (a)(b)	237	13,047
Arkansas Best Corp. (b)	954	19,795
Avis Budget Group, Inc. (a)(b)	4,153	40,782
Celadon Group, Inc. (a)(b)	984	13,914
Con-way, Inc.	2,230	66,944
Dollar Thrifty Automotive Group, Inc. (a)	1,115	47,510
Genesee & Wyoming, Inc. (Class A) (a)	1,622	60,517
Heartland Express, Inc. (b)	2,219	32,220
Knight Transportation, Inc. (b)	2,549	51,592
Landstar Systems, Inc. (b)	2,123	82,776
Marten Transport, Ltd. (a)	588	12,219
Old Dominion Freight Line, Inc. (a)(b)	1,249	43,890
Patriot Transportation Holding, Inc. (a)(b)	75	6,068
RailAmerica, Inc. (a)(b)	898	8,908
Roadrunner Transportation Systems, Inc. (a)(b)	534	7,588
Universal Truckload Services, Inc. (a)	260	3,622
Werner Enterprises, Inc. (b)	2,102	46,013

		557,405

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Actel Corp. (a)(b)	995	12,756
Advanced Analogic Technologies, Inc. (a)(b)	1,704	5,436
Advanced Energy Industries, Inc. (a)(b)	1,295	15,916
Amkor Technology, Inc. (a)(b)	4,714	25,974
Anadigics, Inc. (a)(b)	2,441	10,643
Applied Micro Circuits Corp. (a)(b)	2,723	28,537
Atheros Communications, Inc. (a)	2,952	81,298
Atmel Corp. (a)(b)	17,130	82,224
ATMI, Inc. (a)(b)	1,316	19,266
Brooks Automation, Inc. (a)(b)	2,721	21,033
Cabot Microelectronics Corp. (a)(b)	968	33,483
Cavium Networks, Inc. (a)(b)	1,749	45,806
CEVA, Inc. (a)(b)	970	12,222
Cirrus Logic, Inc. (a)(b)	2,263	35,778
Cohu, Inc. (b)	833	10,104
Conexant Systems, Inc. (a)(b)	3,668	8,216
Cymer, Inc. (a)(b)	1,183	35,537
Cypress Semiconductor Corp. (a)(b)	6,493	65,190
Diodes, Inc. (a)(b)	1,341	21,282
DSP Group, Inc. (a)(b)	904	5,777
Energy Conversion Devices, Inc. (a)(b)	1,881	7,712
Entegris, Inc. (a)	5,357	21,267
Entropic Communications, Inc. (a)	2,540	16,104
Evergreen Solar, Inc. (a)(b)	7,500	5,115
Exar Corp. (a)(b)	1,463	10,139
Fairchild Semiconductor International, Inc. (a)(b)	5,378	45,229
FEI Co. (a)(b)	1,529	30,137
Formfactor, Inc. (a)(b)	2,009	21,697
GT Solar International, Inc. (a)(b)	2,938	16,453
Hittite Microwave Corp. (a)(b)	790	35,345
Integrated Device Technology, Inc. (a)(b)	7,108	35,185
International Rectifier Corp. (a)(b)	2,961	55,104
Intersil Corp. (Class A) (b)	5,213	63,129
IXYS Corp. (a)(b)	961	8,495
Kopin Corp. (a)(b)	3,160	10,712
Kulicke & Soffa Industries, Inc. (a)(b)	2,922	20,512

See accompanying notes to financial statements.

63

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Lattice Semiconductor Corp. (a)(b)	4,370	$18,966
LTX-Credence Corp. (a)(b)	6,505	18,409
MaxLinear, Inc. (Class A) (a)	236	3,299
Micrel, Inc. (b)	1,805	18,375
Microsemi Corp. (a)(b)	3,535	51,717
MKS Instruments, Inc. (a)	1,792	33,546
Monolithic Power Systems, Inc. (a)	1,448	25,861
Netlogic Microsystems, Inc. (a)(b)	2,286	62,179
Novellus Systems, Inc. (a)(b)	4,044	102,556
OmniVision Technologies, Inc. (a)(b)	2,125	45,560
Pericom Semiconductor Corp. (a)(b)	1,214	11,654
PMC-Sierra, Inc. (a)	9,671	72,726
Power Integrations, Inc. (b)	1,105	35,575
Rambus, Inc. (a)	4,695	82,256
RF Micro Devices, Inc. (a)(b)	10,357	40,496
Rubicon Technology, Inc. (a)(b)	527	15,699
Rudolph Technologies, Inc. (a)(b)	1,454	10,978
Semtech Corp. (a)(b)	2,623	42,939
Sigma Designs, Inc. (a)	1,361	13,624
Silicon Image, Inc. (a)(b)	2,854	10,018
Silicon Laboratories, Inc. (a)(b)	1,922	77,956
Skyworks Solutions, Inc. (a)	7,252	121,761
Spansion, Inc. (a)	784	12,787
Standard Microsystems Corp. (a)(b)	865	20,137
Supertex, Inc. (a)(b)	471	11,615
Teradyne, Inc. (a)(b)	7,428	72,423
Tessera Technologies, Inc. (a)(b)	2,030	32,582
Trident Microsystems, Inc. (a)(b)	2,378	3,377
TriQuint Semiconductor, Inc. (a)	6,322	38,627
Ultratech, Inc. (a)(b)	870	14,155
Veeco Instruments, Inc. (a)(b)	1,601	54,882
Volterra Semiconductor Corp. (a)(b)	1,079	24,882
Zoran Corp. (a)(b)	2,288	21,828

		2,202,258

SOFTWARE — 4.1%
ACI Worldwide, Inc. (a)(b)	1,411	27,472
Actuate Corp. (a)(b)	2,074	9,229
Advent Software, Inc. (a)(b)	571	26,814
ArcSight, Inc. (a)(b)	1,212	27,137
Ariba, Inc. (a)(b)	3,869	61,633
Aspen Technology, Inc. (a)	2,792	30,405
Blackbaud, Inc. (b)	1,797	39,121
Blackboard, Inc. (a)(b)	1,311	48,940
Bottomline Technologies, Inc. (a)(b)	1,035	13,486
Cadence Design Systems, Inc. (a)(b)	11,284	65,334
Commvault Systems, Inc. (a)(b)	1,621	36,473
Compuware Corp. (a)(b)	9,616	76,736
Concur Technologies, Inc. (a)(b)	1,784	76,141
Deltek, Inc. (a)(b)	1,511	12,602
DemandTec, Inc. (a)(b)	769	5,191
Ebix, Inc. (a)(b)	1,228	19,255
Epicor Software Corp. (a)(b)	1,992	15,916
EPIQ Systems, Inc.	1,302	16,835
Fair Isaac Corp.	1,981	43,166
FalconStor Software, Inc. (a)(b)	1,368	3,612
Fortinet, Inc. (a)(b)	1,671	27,471
Informatica Corp. (a)(b)	3,846	91,842
Interactive Intelligence, Inc. (a)(b)	610	10,022
Jack Henry & Associates, Inc. (b)	3,469	82,840
JDA Software Group, Inc. (a)(b)	1,690	37,146
Kenexa Corp. (a)(b)	765	9,180
Lawson Software, Inc. (a)(b)	5,991	43,734
Manhattan Associates, Inc. (a)(b)	910	25,071
Mentor Graphics Corp. (a)	3,934	34,816
MICROS Systems, Inc. (a)	3,216	102,494
MicroStrategy, Inc. (a)(b)	366	27,483
Monotype Imaging Holdings, Inc. (a)	889	8,010
Netscout Systems, Inc. (a)(b)	1,393	19,808
NetSuite, Inc. (a)(b)	1,011	12,779
Novell, Inc. (a)	14,346	81,485
OPNET Technologies, Inc. (b)	585	8,594
Parametric Technology Corp. (a)	4,953	77,614
Pegasystems, Inc. (b)	701	22,509
Progress Software Corp. (a)(b)	1,691	50,781
Quality Systems, Inc. (b)	739	42,855
Quest Software, Inc. (a)(b)	2,737	49,375
Radiant Systems, Inc. (a)(b)	1,090	15,761
Renaissance Learning, Inc. (b)	281	4,128
Rosetta Stone, Inc. (a)(b)	408	9,368
S1 Corp. (a)(b)	1,959	11,774
Smith Micro Software, Inc. (a)(b)	1,304	12,401
Solarwinds, Inc. (a)(b)	1,252	20,082
Solera Holdings, Inc. (b)	2,871	103,930
Sonic Solutions (a)(b)	1,334	11,139
SonicWALL, Inc. (a)	2,142	25,169
Sourcefire, Inc. (a)(b)	961	18,259
SS&C Technologies Holdings, Inc. (a)	449	7,197
SuccessFactors, Inc. (a)(b)	2,461	51,164
Symyx Technologies, Inc. (a)(b)	1,323	6,628
Synchronoss Technologies, Inc. (a)	722	13,696
Take-Two Interactive Software, Inc. (a)(b)	3,664	32,976
Taleo Corp. (Class A) (a)(b)	1,625	39,471
TeleCommunication Systems, Inc. (Class A) (a)(b)	1,596	6,607
TeleNav, Inc. (a)(b)	309	2,593
THQ, Inc. (a)(b)	2,598	11,223
TIBCO Software, Inc. (a)(b)	7,155	86,289
TiVo, Inc. (a)(b)	4,620	34,096
Tyler Technologies, Inc. (a)(b)	1,414	21,945
Ultimate Software Group, Inc. (a)(b)	1,052	34,569
Vasco Data Security International (a)(b)	1,090	6,725
Websense, Inc. (a)(b)	1,639	30,977

		2,139,574

SPECIALTY RETAIL — 4.2%
Aaron’s, Inc. (b)	3,115	53,173
Aeropostale, Inc. (a)(b)	3,813	109,204
America’s Car-Mart, Inc. (a)(b)	492	11,134
AnnTaylor Stores Corp. (a)(b)	2,380	38,723

See accompanying notes to financial statements.

64

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Asbury Automotive Group, Inc. (a)(b)	1,230	$12,964
Barnes & Noble, Inc. (b)	1,571	20,266
Bebe Stores, Inc. (b)	1,588	10,163
Big 5 Sporting Goods Corp. (b)	729	9,579
Brown Shoe Co., Inc. (b)	1,747	26,520
Cabela’s, Inc. (a)(b)	1,787	25,268
Charming Shoppes, Inc. (a)(b)	4,391	16,466
Chico’s FAS, Inc. (b)	7,491	74,011
Christopher & Banks Corp.	1,359	8,412
Citi Trends, Inc. (a)(b)	632	20,818
Coldwater Creek, Inc. (a)(b)	2,272	7,634
Collective Brands, Inc. (a)(b)	2,676	42,281
Conn’s, Inc. (a)(b)	438	2,575
Dick’s Sporting Goods, Inc. (a)(b)	3,660	91,097
DSW, Inc. (Class A) (a)(b)	561	12,600
Express, Inc. (a)(b)	767	12,556
Foot Locker, Inc. (b)	6,614	83,469
Genesco, Inc. (a)	1,005	26,442
Group 1 Automotive, Inc. (a)(b)	1,019	23,977
Gymboree Corp. (a)(b)	1,223	52,234
Haverty Furniture Cos., Inc. (b)	862	10,594
hhgregg, Inc. (a)(b)	920	21,454
Hibbett Sports, Inc. (a)(b)	1,177	28,201
Hot Topic, Inc. (b)	1,741	8,844
J. Crew Group, Inc. (a)(b)	2,195	80,798
Jo-Ann Stores, Inc. (a)(b)	1,089	40,848
Jos. A. Bank Clothiers, Inc. (a)(b)	752	40,601
Kirkland’s, Inc. (a)(b)	600	10,125
Lumber Liquidators Holdings, Inc. (a)(b)	638	14,885
MarineMax, Inc. (a)(b)	1,083	7,516
Monro Muffler Brake, Inc. (b)	804	31,782
New York & Co., Inc. (a)(b)	1,036	2,372
Office Depot, Inc. (a)(b)	11,618	46,937
OfficeMax, Inc. (a)(b)	3,469	45,305
Pacific Sunwear of California, Inc. (a)(b)	2,610	8,352
Penske Automotive Group, Inc. (a)(b)	1,823	20,709
Pier 1 Imports, Inc. (a)(b)	4,577	29,339
RadioShack Corp. (b)	5,179	101,042
Rent-A-Center, Inc. (a)(b)	2,850	57,741
Rue21, Inc. (a)(b)	653	19,812
Sally Beauty Holdings, Inc. (a)(b)	4,180	34,276
Select Comfort Corp. (a)(b)	2,452	21,455
Shoe Carnival, Inc. (a)	476	9,763
Signet Jewelers, Ltd. (a)	3,646	100,265
Sonic Automotive, Inc. (Class A) (a)(b)	1,453	12,438
Stage Stores, Inc.	1,496	15,977
Stein Mart, Inc. (a)(b)	1,134	7,065
Systemax, Inc. (b)	156	2,351
The Buckle, Inc. (b)	1,133	36,732
The Cato Corp. (Class A)	1,142	25,147
The Children’s Place Retail Stores, Inc. (a)(b)	777	34,204
The Dress Barn, Inc. (a)(b)	2,709	64,501
The Finish Line, Inc. (Class A) (b)	2,133	29,713
The Men’s Wearhouse, Inc. (b)	1,920	35,251
The Pep Boys — Manny, Moe & Jack (b)	2,027	17,959
The Talbots, Inc. (a)(b)	1,358	14,001
The Wet Seal, Inc. (Class A) (a)(b)	3,869	14,122
Tractor Supply Co. (b)	1,555	94,808
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	1,486	35,159
Vitamin Shoppe, Inc. (a)(b)	390	10,004
Williams-Sonoma, Inc. (b)	4,098	101,712
Zumiez, Inc. (a)(b)	786	12,663

		2,148,389

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
American Apparel, Inc. (a)(b)	1,309	2,395
Carter’s, Inc. (a)(b)	2,530	66,412
Columbia Sportswear Co.	676	31,549
Crocs, Inc. (a)(b)	3,130	33,115
Deckers Outdoor Corp. (a)(b)	537	76,721
Fossil, Inc. (a)(b)	1,938	67,249
G-III Apparel Group, Ltd. (a)(b)	726	16,618
Hanesbrands, Inc. (a)(b)	3,989	95,975
Iconix Brand Group, Inc. (a)(b)	2,964	42,593
Jones Apparel Group, Inc.	3,503	55,523
K-Swiss, Inc. (Class A) (a)(b)	1,007	11,309
Kenneth Cole Productions, Inc. (Class A) (a)	315	3,468
Liz Claiborne, Inc. (a)(b)	4,069	17,171
Maidenform Brands, Inc. (a)(b)	953	19,403
Movado Group, Inc. (a)(b)	688	7,348
Oxford Industries, Inc. (b)	544	11,386
Perry Ellis International, Inc. (a)(b)	484	9,777
Phillips-Van Heusen Corp.	2,127	98,416
Quiksilver, Inc. (a)(b)	5,705	21,109
Skechers USA, Inc. (a)(b)	1,347	49,192
Steven Madden, Ltd. (a)(b)	1,044	32,907
The Timberland Co. (Class A) (a)	1,844	29,781
The Warnaco Group, Inc. (a)	1,887	68,196
True Religion Apparel, Inc. (a)(b)	1,016	22,423
Under Armour, Inc. (Class A) (a)(b)	1,569	51,981
UniFirst Corp.	632	27,821
Volcom, Inc. (a)(b)	709	13,166
Weyco Group, Inc. (b)	318	7,244
Wolverine World Wide, Inc. (b)	2,168	54,677

		1,044,925

THRIFTS & MORTGAGE FINANCE — 1.4%
Astoria Financial Corp. (b)	3,600	49,536
Bank Mutual Corp. (b)	1,843	10,468
BankFinancial Corp. (b)	849	7,055
Beneficial Mutual Bancorp, Inc. (a)(b)	1,428	14,109
Berkshire Hills Bancorp, Inc. (b)	535	10,422
Brookline Bancorp, Inc. (b)	2,424	21,525
Clifton Savings Bancorp, Inc. (b)	423	3,659
Dime Community Bancshares (b)	1,229	15,154
Doral Financial Corp. (a)(b)	299	730
ESSA Bancorp, Inc. (b)	563	6,930

See accompanying notes to financial statements.

65

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Federal National Mortgage Association (a)(b)	47,757	$16,357
First Financial Holdings, Inc. (b)	737	8,439
First Financial Northwest, Inc. (b)	614	2,431
First Niagara Financial Group, Inc. (b)	8,708	109,111
Flagstar Bancorp, Inc. (a)(b)	1,670	5,244
Flushing Financial Corp. (b)	1,109	13,563
Freddie Mac (a)(b)	26,578	10,977
Kearny Financial Corp. (b)	829	7,594
Meridian Interstate Bancorp, Inc. (a)(b)	470	5,123
MGIC Investment Corp. (a)	8,134	56,043
NewAlliance Bancshares, Inc. (b)	4,081	45,748
Northwest Bancshares, Inc. (b)	1,714	19,660
Ocwen Financial Corp. (a)(b)	3,019	30,764
Oritani Financial Corp. (b)	621	6,210
Provident Financial Services, Inc. (b)	2,322	27,144
Provident New York Bancorp (b)	1,454	12,868
Radian Group, Inc.	5,428	39,299
Rockville Financial, Inc. (b)	382	4,550
Roma Financial Corp. (b)	304	3,301
The PMI Group, Inc. (a)(b)	6,691	19,337
TrustCo Bank Corp. NY (b)	3,169	17,746
United Financial Bancorp, Inc. (b)	689	9,405
ViewPoint Financial Group (b)	438	6,066
Washington Federal, Inc. (b)	4,647	75,188
Westfield Financial, Inc. (b)	1,230	10,246
WSFS Financial Corp. (b)	350	12,575

		714,577

TOBACCO — 0.2%
Alliance One International, Inc. (a)(b)	3,418	12,168
Universal Corp. (b)	1,028	40,791
Vector Group, Ltd. (b)	1,807	30,394

		83,353

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Aceto Corp. (b)	1,064	6,097
Aircastle, Ltd. (b)	1,722	13,518
Applied Industrial Technologies, Inc. (b)	1,594	40,360
Beacon Roofing Supply, Inc. (a)(b)	1,853	33,391
GATX Corp. (b)	1,650	44,022
H&E Equipment Services, Inc. (a)(b)	1,047	7,842
Houston Wire & Cable Co. (b)	838	9,092
Interline Brands, Inc. (a)	1,384	23,929
Kaman Corp. (Class A) (b)	1,079	23,867
Lawson Products, Inc. (b)	165	2,802
RSC Holdings, Inc. (a)(b)	1,882	11,612
Rush Enterprises, Inc. (Class A) (a)	1,259	16,820
TAL International Group, Inc. (b)	456	10,246
Textainer Group Holdings, Ltd. (b)	694	16,753
Titan Machinery, Inc. (a)	620	8,141
United Rentals, Inc. (a)(b)	2,524	23,524
Watsco, Inc. (b)	1,152	66,724
WESCO International, Inc. (a)(b)	1,788	60,202

		418,942

WATER UTILITIES — 0.2%
American States Water Co. (b)	801	26,545
California Water Service Group (b)	792	28,275
Connecticut Water Service, Inc. (b)	360	7,567
Middlesex Water Co. (b)	551	8,733
SJW Corp. (b)	504	11,814

		82,934

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
ICO Global Communications Holdings, Ltd. (a)(b)	5,363	8,634
Leap Wireless International, Inc. (a)(b)	2,514	32,632
NTELOS Holdings Corp. (b)	1,192	20,502
Shenandoah Telecommunications Co. (b)	971	17,226
Syniverse Holdings, Inc. (a)(b)	2,804	57,342
USA Mobility, Inc. (b)	875	11,305

		147,641

TOTAL COMMON STOCKS —
(Cost $54,415,063)		51,470,616

SHORT TERM INVESTMENTS — 27.7%
MONEY MARKET FUNDS — 27.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	14,231,812	14,231,812
State Street Institutional Liquid Reserves Fund (d)	26,567	26,567

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,258,379)		14,258,379

TOTAL INVESTMENTS — 127.5% (f)
(Cost $68,673,442)		65,728,995
OTHER ASSETS AND LIABILITIES — (27.5)%		(14,158,608)

NET ASSETS — 100.0%		$51,570,387

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Amount represents 0.00% of net assets. Teton Advisors, Inc. Value is determined based on Level 3 inputs. (Note 2)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

66

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
AAR Corp. (a)	7,154	$119,758
Aerovironment, Inc. (a)(b)	2,644	57,454
American Science & Engineering, Inc.	1,638	124,832
Argon ST, Inc. (a)	2,357	80,822
BE Aerospace, Inc. (a)(b)	18,139	461,275
Ceradyne, Inc. (a)	4,809	102,768
DigitalGlobe, Inc. (a)(b)	5,438	143,019
DynCorp International, Inc. (a)(b)	4,475	78,402
GeoEye, Inc. (a)	4,245	132,189
Heico Corp. (Class A)	5,403	145,611
Hexcel Corp. (a)	18,316	284,081
Ladish Co., Inc. (a)(b)	2,614	59,390
Moog, Inc. (Class A) (a)(b)	8,248	265,833
Orbital Sciences Corp. (a)	10,549	166,358
Taser International, Inc. (a)(b)	11,464	44,710
Teledyne Technologies, Inc. (a)	7,161	276,271
TransDigm Group, Inc.	7,280	371,499

		2,914,272

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp. (b)	5,361	146,087
HUB Group, Inc. (Class A) (a)	6,997	209,980
UTI Worldwide, Inc.	19,726	244,208

		600,275

AIRLINES — 1.1%
AirTran Holdings, Inc. (a)(b)	25,294	122,676
Allegiant Travel Co. (b)	2,517	107,451
Continental Airlines, Inc. (Class B) (a)(b)	26,949	592,878
Hawaiian Holdings, Inc. (a)(b)	9,596	49,611
JetBlue Airways Corp. (a)	48,685	267,281
US Airways Group, Inc. (a)	30,714	264,447

		1,404,344

AUTO COMPONENTS — 0.4%
Drew Industries, Inc. (a)(b)	3,400	68,680
Exide Technologies (a)(b)	8,635	44,902
Fuel Systems Solutions, Inc. (a)(b)	2,420	62,799
Modine Manufacturing Co. (a)	9,600	73,728
Tenneco, Inc. (a)	11,775	247,981

		498,090

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (a)(b)	1,072	72,306
Central European Distribution Corp. (a)(b)	12,064	257,928
National Beverage Corp.	2,666	32,739

		362,973

BIOTECHNOLOGY — 4.2%
Abraxis BioScience, Inc. (a)(b)	1,059	78,578
Acorda Therapeutics, Inc. (a)	7,525	234,103
Affymax, Inc. (a)(b)	2,301	13,760
Alkermes, Inc. (a)(b)	18,950	235,927
Allos Therapeutics, Inc. (a)(b)	14,620	89,621
Alnylam Pharmaceuticals, Inc. (a)(b)	6,547	98,336
AMAG Pharmaceuticals, Inc. (a)	3,832	131,629
Arena Pharmaceuticals, Inc. (a)(b)	16,979	52,126
Ariad Pharmaceuticals, Inc. (a)	19,270	54,341
Array BioPharma, Inc. (a)(b)	8,079	24,641
Aveo Pharmaceuticals, Inc. (a)	2,584	18,269
BioCryst Pharmaceuticals, Inc. (a)(b)	5,732	33,876
BioMarin Pharmaceutical, Inc. (a)(b)	19,617	371,938
Celera Corp. (a)(b)	14,897	97,575
Cepheid, Inc. (a)(b)	11,354	181,891
Cubist Pharmaceuticals, Inc. (a)(b)	11,465	236,179
Cytori Therapeutics, Inc. (a)(b)	7,494	26,079
Dyax Corp. (a)(b)	15,271	34,665
Emergent Biosolutions, Inc. (a)	2,849	46,553
Enzon Pharmaceuticals, Inc. (a)(b)	10,157	108,172
Exelixis, Inc. (a)(b)	20,332	70,552
Genomic Health, Inc. (a)	2,809	36,320
GenVec, Inc. (a)(b)	25,937	11,934
Geron Corp. (a)(b)	16,937	85,024
GTX, Inc. (a)	2,569	7,835
Halozyme Therapeutics, Inc. (a)(b)	14,728	103,685
Immunogen, Inc. (a)(b)	12,724	117,951
Immunomedics, Inc. (a)(b)	15,121	46,724
Incyte Corp. (a)	20,786	230,101
InterMune, Inc. (a)(b)	8,760	81,906
Ironwood Pharmaceuticals, Inc. (a)	2,540	30,277
Isis Pharmaceuticals, Inc. (a)(b)	17,125	163,886
Lexicon Pharmaceuticals, Inc. (a)(b)	39,991	51,188
MannKind Corp. (a)(b)	11,536	73,715
Martek Biosciences Corp. (a)(b)	6,039	143,185
Maxygen, Inc. (a)(b)	5,078	28,081
Medivation, Inc. (a)	6,024	53,252
Metabolix, Inc. (a)(b)	4,144	59,301
Micromet, Inc. (a)	15,208	94,898
Momenta Pharmaceuticals, Inc. (a)(b)	7,408	90,822
NPS Pharmaceuticals, Inc. (a)	11,075	71,323
Onyx Pharmaceuticals, Inc. (a)	12,254	264,564
Opko Health, Inc. (a)(b)	22,243	50,269
Orexigen Therapeutics, Inc. (a)(b)	5,863	24,625
Osiris Therapeutics, Inc. (a)(b)	3,157	18,342
Pharmacyclics, Inc. (a)(b)	8,227	54,792
Pharmasset, Inc. (a)(b)	5,444	148,839
Progenics Pharmaceuticals, Inc. (a)(b)	4,755	26,057
Regeneron Pharmaceuticals, Inc. (a)(b)	12,404	276,857
Sangamo Biosciences, Inc. (a)(b)	6,469	24,000
Seattle Genetics, Inc. (a)(b)	16,343	195,953
SIGA Technologies, Inc. (a)(b)	5,203	40,063
Synta Pharmaceuticals Corp. (a)(b)	3,168	8,554
Targacept, Inc. (a)	3,050	58,957
Theravance, Inc. (a)	11,438	143,776
Zymogenetics, Inc. (a)	9,149	38,609

		5,194,476

See accompanying notes to financial statements.

67

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

BUILDING PRODUCTS — 0.4%
AAON, Inc. (b)	2,646	$61,678
Simpson Manufacturing Co., Inc.	7,390	181,425
Trex Co., Inc. (a)(b)	2,605	52,334
USG Corp. (a)	13,438	162,331

		457,768

CAPITAL MARKETS — 1.5%
Cohen & Steers, Inc. (b)	3,757	77,920
Cowen Group, Inc. (Class A) (a)(b)	7,860	32,226
Duff & Phelps Corp. (Class A)	4,415	55,761
Epoch Holding Corp. (b)	3,510	43,068
GFI Group, Inc. (b)	11,952	66,692
GLG Partners, Inc. (a)(b)	35,587	155,871
Greenhill & Co., Inc.	5,601	342,389
International Assets Holding Corp. (a)(b)	3,118	49,888
KBW, Inc. (a)	6,433	137,924
Knight Capital Group, Inc. (Class A) (a)	16,955	233,810
MF Global Holdings Ltd. (a)(b)	23,176	132,335
optionsXpress Holdings, Inc. (a)(b)	8,345	131,350
Penson Worldwide, Inc. (a)(b)	3,631	20,479
Pzena Investment Management, Inc. (Class A)	1,022	6,510
Stifel Financial Corp. (a)(b)	6,634	287,849
TradeStation Group, Inc. (a)(b)	5,864	39,582
Westwood Holdings Group, Inc. (b)	1,145	40,247

		1,853,901

CHEMICALS — 1.0%
American Vanguard Corp. (b)	4,958	39,317
Balchem Corp.	5,191	129,775
Calgon Carbon Corp. (a)(b)	11,285	149,413
Kraton Performance Polymers, Inc. (a)	2,462	46,261
LSB Industries, Inc. (a)(b)	3,244	43,178
PolyOne Corp. (a)	16,351	137,676
Rockwood Holdings, Inc. (a)	10,113	229,464
STR Holdings, Inc. (a)(b)	7,990	150,212
W.R. Grace & Co. (a)(b)	11,884	250,039
Zoltek Cos., Inc. (a)(b)	4,883	41,359

		1,216,694

COMMERCIAL BANKS — 1.8%
CapitalSource, Inc. (b)	56,618	269,502
Centerstate Banks, Inc. (b)	5,190	52,367
East West Bancorp, Inc.	28,234	430,569
First Citizens BancShares, Inc. (Class A)	1,160	223,103
Investors Bancorp, Inc. (a)(b)	9,592	125,847
Nara Bancorp, Inc. (a)(b)	6,007	50,639
Orrstown Financial Services, Inc.	1,034	22,882
Pinnacle Financial Partners, Inc. (a)(b)	5,822	74,813
PrivateBancorp, Inc. (b)	13,480	149,358
Signature Bank (a)	8,059	306,323
Sterling Financial Corp. (a)(b)	10,319	5,675
SVB Financial Group (a)(b)	8,067	332,602
Texas Capital Bancshares, Inc. (a)(b)	6,506	106,698
Western Alliance Bancorp (a)(b)	13,041	93,504

		2,243,882

COMMERCIAL SERVICES & SUPPLIES — 1.6%
American Reprographics Co. (a)	7,102	62,000
Cenveo, Inc. (a)(b)	10,733	58,817
Clean Harbors, Inc. (a)(b)	4,294	285,165
EnergySolutions, Inc.	14,408	73,337
EnerNOC, Inc. (a)(b)	3,169	99,633
Fuel Tech, Inc. (a)(b)	3,280	20,730
Innerworkings, Inc. (a)(b)	6,479	44,252
Interface, Inc. (Class A) (b)	10,111	108,592
KAR Auction Services, Inc. (a)	4,524	55,962
Knoll, Inc. (b)	8,581	114,041
M&F Worldwide Corp. (a)	2,235	60,568
Metalico, Inc. (a)	6,265	24,935
Mobile Mini, Inc. (a)(b)	6,501	105,836
RINO International Corp. (a)(b)	2,017	25,233
Rollins, Inc. (b)	10,319	213,500
Schawk, Inc.	2,253	33,682
Standard Parking Corp. (a)(b)	2,944	46,604
Sykes Enterprises, Inc. (a)(b)	7,143	101,645
Team, Inc. (a)(b)	3,497	45,636
Tetra Tech, Inc. (a)	12,010	235,516
The Geo Group, Inc. (a)(b)	9,462	196,336

		2,012,020

COMMUNICATIONS EQUIPMENT — 4.5%
Acme Packet, Inc. (a)	6,901	185,499
ADC Telecommunications, Inc. (a)(b)	17,745	131,490
Anaren, Inc. (a)	2,754	41,145
Arris Group, Inc. (a)(b)	24,589	250,562
Aruba Networks, Inc. (a)(b)	12,371	176,163
Aviat Networks, Inc. (a)	10,967	39,810
Bel Fuse, Inc. (Class B) (b)	1,961	32,376
BigBand Networks, Inc. (a)(b)	7,792	23,532
Blue Coat Systems, Inc. (a)(b)	7,416	151,509
Calix, Inc. (a)	1,222	12,538
CIENA Corp. (a)	18,090	229,381
CommScope, Inc. (a)	18,347	436,108
Comtech Telecommunications Corp. (a)(b)	5,169	154,708
DG Fastchannel, Inc. (a)(b)	4,760	155,081
Digi International, Inc. (a)	4,610	38,125
EchoStar Corp. (Class A) (a)	7,423	141,631
Finisar Corp. (a)(b)	12,922	192,538
Harmonic, Inc. (a)	17,173	93,421
Hughes Communications, Inc. (a)(b)	1,747	42,504
Infinera Corp. (a)(b)	18,119	116,505
InterDigital, Inc. (a)(b)	8,722	215,346
Ixia (a)(b)	6,356	54,598
JDS Uniphase Corp. (a)	41,615	409,492
Loral Space & Communications, Inc. (a)(b)	2,119	90,524
Meru Networks, Inc. (a)(b)	848	10,057
Netgear, Inc. (a)	6,935	123,720

See accompanying notes to financial statements.

68

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Oclaro, Inc. (a)	9,217	$102,216
Oplink Communications, Inc. (a)	4,432	63,511
OpNext, Inc. (a)(b)	10,809	17,835
Palm, Inc. (a)(b)	33,675	191,611
Plantronics, Inc. (b)	9,664	276,390
Polycom, Inc. (a)(b)	15,926	474,435
Riverbed Technology, Inc. (a)(b)	11,226	310,062
SeaChange International, Inc. (a)(b)	5,903	48,582
ShoreTel, Inc. (a)(b)	3,040	14,106
Sonus Networks, Inc. (a)(b)	42,203	114,370
Sycamore Networks, Inc. (b)	3,538	58,802
Tekelec (a)	12,257	162,283
ViaSat, Inc. (a)(b)	6,421	209,068

		5,591,634

COMPUTERS & PERIPHERALS — 1.1%
3PAR, Inc. (a)(b)	6,080	56,605
Compellent Technologies, Inc. (a)(b)	2,989	36,227
Hypercom Corp. (a)	10,320	47,885
Intermec, Inc. (a)(b)	8,882	91,040
Intevac, Inc. (a)	4,437	47,343
Isilon Systems, Inc. (a)(b)	4,473	57,433
Netezza Corp. (a)(b)	10,063	137,662
Novatel Wireless, Inc. (a)(b)	5,334	30,617
QLogic Corp. (a)	22,562	374,980
Quantum Corp. (a)(b)	40,841	76,781
Silicon Graphics International Corp. (a)(b)	5,073	35,917
STEC, Inc. (a)(b)	6,626	83,223
Stratasys, Inc. (a)	4,177	102,587
Super Micro Computer, Inc. (a)(b)	4,994	67,419
Synaptics, Inc. (a)(b)	6,257	172,067

		1,417,786

CONSTRUCTION & ENGINEERING — 0.7%
EMCOR Group, Inc. (a)	12,954	300,144
Furmanite Corp. (a)(b)	6,332	25,138
Great Lakes Dredge & Dock Corp. (b)	7,620	45,720
Insituform Technologies, Inc. (a)(b)	7,701	157,717
Layne Christensen Co. (a)	3,726	90,430
Mastec, Inc. (a)(b)	8,964	84,262
MYR Group, Inc. (a)(b)	3,442	57,447
Orion Marine Group, Inc. (a)(b)	4,696	66,683
Sterling Construction Co., Inc. (a)(b)	2,628	34,006

		861,547

CONSTRUCTION MATERIALS — 0.0% (c)
Headwaters, Inc. (a)(b)	13,115	37,247
United States Lime & Minerals, Inc. (a)(b)	576	22,187

		59,434

CONSUMER FINANCE — 0.3%
Cardtronics, Inc. (a)(b)	4,259	55,197
CompuCredit Holdings Corp. (b)	7,494	29,676
Ezcorp, Inc. (a)	8,235	152,759
First Cash Financial Services, Inc. (a)	4,968	108,302

		345,934

CONTAINERS & PACKAGING — 0.1%
Boise, Inc. (a)(b)	16,014	87,917
Graphic Packaging Holding Co. (a)(b)	13,683	43,101

		131,018

DISTRIBUTORS — 0.4%
LKQ Corp. (a)	26,678	514,352

DIVERSIFIED CONSUMER SERVICES — 1.5%
American Public Education, Inc. (a)(b)	3,378	147,619
Bridgepoint Education, Inc. (a)	3,431	54,244
Capella Education Co. (a)(b)	2,903	236,159
Coinstar, Inc. (a)	5,486	235,733
Corinthian Colleges, Inc. (a)(b)	17,307	170,474
Grand Canyon Education, Inc. (a)(b)	3,025	70,876
K12, Inc. (a)	6,100	135,298
Lincoln Educational Services Corp. (a)	3,522	72,518
Matthews International Corp. (Class A)	5,614	164,378
National American University Holdings, Inc.	1,300	11,323
Sotheby’s	12,885	294,680
Spectrum Group International, Inc. (a)(b)	344	630
Steiner Leisure, Ltd. (a)	2,534	97,407
Universal Technical Institute, Inc. (b)	4,871	115,150

		1,806,489

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc. (Class A) (a)(b)	7,476	124,102
MSCI, Inc. (Class A) (a)	102	2,795
NewStar Financial, Inc. (a)(b)	4,123	26,222
Pico Holdings, Inc. (a)(b)	3,973	119,071
Portfolio Recovery Associates, Inc. (a)	3,366	224,781

		496,971

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AboveNet, Inc. (a)	4,060	191,551
Cbeyond, Inc. (a)(b)	4,811	60,137
General Communication, Inc. (Class A) (a)(b)	6,920	52,523
Global Crossing, Ltd. (a)(b)	5,743	60,704
Iridium Communications, Inc. (a)(b)	7,600	76,304
Neutral Tandem, Inc. (a)(b)	5,980	67,275
PAETEC Holding Corp. (a)(b)	23,170	79,010
Premiere Global Services, Inc. (a)(b)	12,602	79,897
tw telecom, inc. (a)	28,408	473,845

See accompanying notes to financial statements.

69

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Vonage Holdings Corp. (a)(b)	19,811	$45,565

		1,186,811

ELECTRICAL EQUIPMENT — 2.1%
A123 Systems, Inc. (a)(b)	14,209	133,991
American Superconductor Corp. (a)(b)	7,828	208,929
AZZ, Inc. (b)	2,151	79,092
Baldor Electric Co. (b)	8,408	303,361
Belden CDT, Inc.	9,297	204,534
Broadwind Energy, Inc. (a)(b)	8,491	23,775
Capstone Turbine Corp. (a)(b)	51,455	50,426
Encore Wire Corp. (b)	3,707	67,430
Ener1, Inc. (a)(b)	9,523	32,188
EnerSys (a)	7,620	162,839
FuelCell Energy, Inc. (a)(b)	12,926	15,253
General Cable Corp. (a)	10,285	274,095
II-VI, Inc. (a)	5,226	154,846
Polypore International, Inc. (a)(b)	4,275	97,214
Powell Industries, Inc. (a)	1,446	39,534
Regal-Beloit Corp.	7,259	404,907
Valence Technology, Inc. (a)(b)	17,738	12,771
Vicor Corp. (b)	4,240	52,958
Woodward Governor Co. (b)	11,427	291,731

		2,609,874

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Anixter International, Inc. (a)(b)	5,611	239,029
Benchmark Electronics, Inc. (a)	12,046	190,929
Brightpoint, Inc. (a)	12,080	84,560
Cogent, Inc. (a)(b)	8,842	79,666
Cognex Corp.	6,884	121,021
Comverge, Inc. (a)(b)	5,381	48,214
Daktronics, Inc. (b)	6,643	49,823
DTS Inc. (a)	3,143	103,310
Echelon Corp. (a)(b)	5,757	42,199
Electro Scientific Industries, Inc. (a)	4,445	59,385
FARO Technologies, Inc. (a)(b)	2,614	48,908
ICx Technologies, Inc. (a)(b)	2,382	17,389
Insight Enterprises, Inc. (a)	9,277	122,085
IPG Photonics Corp. (a)(b)	4,739	72,175
L-1 Identity Solutions, Inc. (a)(b)	15,630	128,010
Maxwell Technologies, Inc. (a)(b)	4,241	48,347
Multi-Fineline Electronix, Inc. (a)(b)	1,814	45,277
National Instruments Corp.	12,016	381,868
Newport Corp. (a)	6,403	58,011
OSI Systems, Inc. (a)(b)	2,854	79,256
Plexus Corp. (a)	7,809	208,813
Power-One, Inc. (a)(b)	15,467	104,402
Rogers Corp. (a)	2,858	79,367
TTM Technologies, Inc. (a)(b)	9,997	94,971
Universal Display Corp. (a)(b)	5,884	105,794

		2,612,809

ENERGY EQUIPMENT & SERVICES — 4.1%
Allis-Chalmers Energy, Inc. (a)(b)	8,519	17,549
Atwood Oceanics, Inc. (a)	10,953	279,521
Basic Energy Services, Inc. (a)(b)	4,269	32,871
Bronco Drilling Co., Inc. (a)	5,015	16,800
Cal Dive International, Inc. (a)	19,022	111,279
CARBO Ceramics, Inc. (b)	3,783	273,095
Complete Production Services, Inc. (a)	12,066	172,544
Dawson Geophysical Co. (a)(b)	1,295	27,545
Dresser-Rand Group, Inc. (a)	15,670	494,389
Dril-Quip, Inc. (a)	5,972	262,887
Exterran Holdings, Inc. (a)(b)	12,370	319,270
Global Geophysical Services, Inc. (a)	1,499	10,448
Global Industries, Ltd. (a)(b)	18,613	83,572
Helix Energy Solutions Group, Inc. (a)(b)	18,819	202,681
Hercules Offshore, Inc. (a)	20,947	50,901
Hornbeck Offshore Services, Inc. (a)(b)	4,381	63,963
ION Geophysical Corp. (a)(b)	22,120	76,978
Key Energy Services, Inc. (a)(b)	24,602	225,846
Lufkin Industries, Inc.	5,622	219,202
Matrix Service Co. (a)	4,539	42,258
Newpark Resources, Inc. (a)(b)	15,844	95,856
Oil States International, Inc. (a)	9,668	382,659
OYO Geospace Corp. (a)	1,038	50,322
Parker Drilling Co. (a)(b)	21,274	84,032
Pioneer Drilling Co. (a)(b)	8,681	49,221
RPC, Inc. (b)	6,077	82,951
SEACOR Holdings, Inc. (a)	4,269	301,648
Seahawk Drilling, Inc. (a)(b)	1,927	18,730
Superior Energy Services, Inc. (a)	15,381	287,163
Superior Well Services, Inc. (a)(b)	5,243	87,663
T-3 Energy Services, Inc. (a)	2,191	61,129
Tesco Corp. (a)	5,752	70,635
Tetra Technologies, Inc. (a)	15,091	137,026
Unit Corp. (a)(b)	9,006	365,554
Willbros Group, Inc. (a)	8,286	61,316

		5,119,504

FOOD & STAPLES RETAILING — 0.3%
Great Atlantic & Pacific Tea Co. (a)(b)	6,880	26,832
Rite Aid Corp. (a)(b)	111,911	109,673
Susser Holdings Corp. (a)(b)	2,153	25,384
United Natural Foods, Inc. (a)(b)	7,942	237,307

		399,196

FOOD PRODUCTS — 0.6%
Alico, Inc.	952	21,877
Darling International, Inc. (a)(b)	15,713	118,005
Diamond Foods, Inc. (b)	4,236	174,100
J&J Snack Foods Corp.	2,523	106,218
Smart Balance, Inc. (a)	11,618	47,518
TreeHouse Foods, Inc. (a)(b)	6,813	311,081

		778,799

HEALTH CARE EQUIPMENT & SUPPLIES — 4.7%
Abaxis, Inc. (a)(b)	4,010	85,934
ABIOMED, Inc. (a)(b)	5,905	57,160
Accuray, Inc. (a)(b)	11,016	73,036
AGA Medical Holdings, Inc. (a)(b)	2,591	32,880

See accompanying notes to financial statements.

70

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Align Technology, Inc. (a)(b)	14,805	$220,150
Alimera Sciences, Inc. (a)(b)	1,200	8,928
Alphatec Holdings, Inc. (a)(b)	11,962	55,504
American Medical Systems Holdings, Inc. (a)(b)	13,830	305,920
AngioDynamics, Inc. (a)(b)	4,554	67,172
Arthrocare Corp. (a)(b)	4,340	133,021
Cantel Medical Corp. (b)	2,607	43,537
Conceptus, Inc. (a)	4,571	71,216
CryoLife, Inc. (a)(b)	4,275	23,042
Cyberonics, Inc. (a)(b)	4,810	113,901
DexCom, Inc. (a)(b)	8,278	95,694
ev3, Inc. (a)	13,013	291,621
Greatbatch, Inc. (a)(b)	4,274	95,353
Haemonetics Corp. (a)(b)	4,782	255,933
ICU Medical, Inc. (a)	2,512	80,811
Immucor, Inc. (a)	13,119	249,917
Insulet Corp. (a)	5,577	83,934
Integra LifeSciences Holdings Corp. (a)(b)	3,999	147,963
IRIS International, Inc. (a)(b)	3,343	33,898
Kensey Nash Corp. (a)(b)	1,715	40,663
MAKO Surgical Corp. (a)(b)	4,739	59,001
Masimo Corp.	10,289	244,981
MELA Sciences, Inc. (a)(b)	5,112	38,033
Meridian Bioscience, Inc. (b)	7,439	126,463
Merit Medical Systems, Inc. (a)	5,153	82,809
Micrus Endovascular Corp. (a)(b)	3,022	62,827
Natus Medical, Inc. (a)(b)	5,568	90,703
Neogen Corp. (a)(b)	3,977	103,601
NuVasive, Inc. (a)	7,430	263,468
NxStage Medical, Inc. (a)(b)	5,386	79,928
OraSure Technologies, Inc. (a)(b)	8,013	37,100
Orthofix International NV (a)	2,890	92,625
Orthovita, Inc. (a)(b)	14,039	28,499
Palomar Medical Technologies, Inc. (a)(b)	3,421	38,281
Quidel Corp. (a)(b)	4,925	62,498
RTI Biologics, Inc. (a)(b)	10,179	29,824
Sirona Dental Systems, Inc. (a)(b)	8,039	280,079
SonoSite, Inc. (a)(b)	2,732	74,065
Stereotaxis, Inc. (a)(b)	9,275	30,700
SurModics, Inc. (a)	2,932	48,114
Symmetry Medical, Inc. (a)	6,736	70,997
Synovis Life Technologies, Inc. (a)	2,186	33,402
Thoratec Corp. (a)(b)	11,058	472,508
TomoTherapy, Inc. (a)(b)	9,854	31,336
Unilife Corp. (a)(b)	10,849	63,141
Volcano Corp. (a)	8,333	181,826
West Pharmaceutical Services, Inc. (b)	6,149	224,377
Wright Medical Group, Inc. (a)(b)	6,954	115,506
Zoll Medical Corp. (a)(b)	3,854	104,443

		5,838,323

HEALTH CARE PROVIDERS & SERVICES — 5.0%
Accretive Health, Inc. (a)	1,900	25,137
Air Methods Corp. (a)(b)	2,066	61,463
Alliance HealthCare Services, Inc. (a)(b)	4,971	20,083
Almost Family, Inc. (a)	1,388	48,483
Amedisys, Inc. (a)(b)	5,480	240,956
AMERIGROUP Corp. (a)(b)	9,770	317,330
AMN Healthcare Services, Inc. (a)	6,393	47,820
AmSurg Corp. (a)	5,705	101,663
Assisted Living Concepts, Inc. (Class A) (a)	1,837	54,357
athenahealth, Inc. (a)(b)	6,326	165,298
Bio-Reference Laboratories, Inc. (a)(b)	4,375	96,994
BioScrip, Inc. (a)	8,396	43,995
Brookdale Senior Living, Inc. (a)(b)	11,207	168,105
CardioNet, Inc. (a)(b)	4,454	24,408
Catalyst Health Solutions, Inc. (a)	7,446	256,887
Centene Corp. (a)	9,853	211,839
Chemed Corp.	4,497	245,716
Clarient, Inc. (a)(b)	8,674	26,716
Continucare Corp. (a)(b)	7,892	26,438
Corvel Corp. (a)(b)	1,409	47,610
Emdeon, Inc. (Class A) (a)	8,389	105,114
Emergency Medical Services Corp. (Class A) (a)	5,558	272,509
Emeritus Corp. (a)(b)	3,419	55,764
Genoptix, Inc. (a)(b)	3,138	53,974
Health Management Associates, Inc. (Class A) (a)	46,572	361,864
Healthspring, Inc. (a)	9,610	149,051
Healthways, Inc. (a)	6,195	73,844
HMS Holdings Corp. (a)(b)	5,421	293,927
inVentiv Health, Inc. (a)	6,145	157,312
IPC The Hospitalist Co. (a)	2,751	69,050
LHC Group, Inc. (a)(b)	2,872	79,698
MEDNAX, Inc. (a)	8,896	494,707
MWI Veterinary Supply, Inc. (a)	2,112	106,149
Odyssey Healthcare, Inc. (a)(b)	6,290	168,069
PharMerica Corp. (a)	5,644	82,741
PSS World Medical, Inc. (a)(b)	11,192	236,711
Psychiatric Solutions, Inc. (a)	10,456	342,120
Select Medical Holdings Corp. (a)(b)	11,247	76,255
Team Health Holdings, Inc. (a)(b)	3,298	42,610
The Ensign Group, Inc. (b)	2,345	38,739
Universal American Financial Corp. (a)(b)	7,815	112,536
VCA Antech, Inc. (a)(b)	16,617	411,437
Virtual Radiologic Corp. (a)(b)	1,237	21,227
WellCare Health Plans, Inc. (a)	7,846	186,264

		6,222,970

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)(b)	11,709	188,515
Computer Programs and Systems, Inc. (b)	2,049	83,845
Eclipsys Corp. (a)	10,497	187,267
MedAssets, Inc. (a)(b)	8,400	193,872
Medidata Solutions, Inc. (a)	3,229	50,017
Omnicell, Inc. (a)	5,802	67,825

See accompanying notes to financial statements.

71

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Phase Forward, Inc. (a)	7,937	$132,389

		903,730

HOTELS, RESTAURANTS & LEISURE — 3.0%
Ambassadors Group, Inc. (b)	3,353	37,855
Bally Technologies, Inc. (a)(b)	10,357	335,463
BJ’s Restaurants, Inc. (a)(b)	3,675	86,730
Buffalo Wild Wings, Inc. (a)(b)	3,287	120,238
California Pizza Kitchen, Inc. (a)	4,364	66,115
CEC Entertainment, Inc. (a)	4,484	158,106
Choice Hotels International, Inc. (b)	6,200	187,302
Denny’s Corp. (a)(b)	17,509	45,523
DineEquity, Inc. (a)(b)	2,794	78,008
Domino’s Pizza, Inc. (a)	7,618	86,083
Interval Leisure Group, Inc. (a)	7,572	94,271
Isle of Capri Casinos, Inc. (a)(b)	3,272	30,299
Life Time Fitness, Inc. (a)(b)	7,728	245,673
Morgans Hotel Group Co. (a)	5,041	31,053
P F Chang’s China Bistro, Inc. (b)	4,402	174,539
Panera Bread Co. (Class A) (a)(b)	5,974	449,782
Papa John’s International, Inc. (a)	4,055	93,752
Peet’s Coffee & Tea, Inc. (a)(b)	2,447	96,094
Pinnacle Entertainment, Inc. (a)(b)	12,325	116,595
Red Robin Gourmet Burgers, Inc. (a)(b)	2,497	42,849
Scientific Games Corp. (Class A) (a)(b)	12,768	117,466
Shuffle Master, Inc. (a)(b)	9,997	80,076
Sonic Corp. (a)	11,180	86,645
Texas Roadhouse, Inc. (Class A) (a)(b)	9,549	120,508
The Cheesecake Factory, Inc. (a)(b)	11,246	250,336
WMS Industries, Inc. (a)	11,234	440,935

		3,672,296

HOUSEHOLD DURABLES — 1.1%
Hovnanian Enterprises, Inc. (Class A) (a)(b)	10,968	40,362
iRobot Corp. (a)(b)	3,855	72,435
Jarden Corp.	17,597	472,831
Meritage Homes Corp. (a)	5,493	89,426
National Presto Industries, Inc. (b)	868	80,603
Ryland Group, Inc.	7,902	125,010
Tempur-Pedic International, Inc. (a)(b)	12,940	397,905
Universal Electronics, Inc. (a)	2,924	48,626

		1,327,198

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Ormat Technologies, Inc. (b)	3,290	93,074

INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc. (b)	3,174	106,995
Seaboard Corp. (b)	71	107,210

		214,205

INSURANCE — 0.3%
Amtrust Financial Services, Inc. (b)	4,423	53,253
Citizens, Inc. (a)(b)	5,924	39,454
Crawford & Co. (Class B) (a)(b)	4,331	13,686
eHealth, Inc. (a)(b)	4,396	49,983
Seabright Insurance Holdings (b)	4,319	40,944
Tower Group, Inc.	7,557	162,702

		360,022

INTERNET & CATALOG RETAIL — 0.7%
1-800-FLOWERS.COM, Inc. (Class A) (a)(b)	3,728	7,680
Blue Nile, Inc. (a)(b)	2,664	125,421
drugstore.com, Inc. (a)	15,213	46,856
Gaiam, Inc. (Class A) (b)	3,588	21,779
HSN, Inc. (a)(b)	7,477	179,448
NutriSystem, Inc. (b)	5,829	133,717
Orbitz Worldwide, Inc. (a)	6,377	24,296
Overstock.com, Inc. (a)(b)	3,168	57,246
PetMed Express, Inc. (b)	4,280	76,184
Shutterfly, Inc. (a)(b)	5,106	122,340
Vitacost.com, Inc. (a)(b)	4,427	39,799

		834,766

INTERNET SOFTWARE & SERVICES — 3.0%
Ancestry.com, Inc. (a)	3,597	63,379
Archipelago Learning, Inc. (a)(b)	1,837	20,997
Art Technology Group, Inc. (a)(b)	29,367	100,435
comScore, Inc. (a)	4,096	67,461
Constant Contact, Inc. (a)(b)	4,933	105,221
DealerTrack Holdings, Inc. (a)(b)	6,894	113,406
Dice Holdings, Inc. (a)(b)	4,027	27,867
Digital River, Inc. (a)(b)	7,559	180,736
DivX, Inc. (a)	5,618	43,034
GSI Commerce, Inc. (a)(b)	10,753	309,686
InfoSpace, Inc. (a)	6,111	45,955
Internap Network Services Corp. (a)(b)	8,882	37,038
Internet Brands, Inc. (Class A) (a)(b)	5,430	56,092
Internet Capital Group, Inc. (a)	8,028	61,013
j2 Global Communications, Inc. (a)(b)	8,424	183,980
Limelight Networks, Inc. (a)(b)	8,047	35,326
Liquidity Services, Inc. (a)	2,800	36,288
LivePerson, Inc. (a)(b)	8,678	59,531
LogMeIn, Inc. (a)(b)	2,660	69,772
LoopNet, Inc. (a)(b)	5,103	62,920
Marchex, Inc. (Class B) (b)	4,794	18,457
ModusLink Global Solutions, Inc. (a)	8,388	50,580
Monster Worldwide, Inc. (a)(b)	24,801	288,932
Move, Inc. (a)(b)	28,559	58,546
NIC, Inc. (b)	9,817	62,927
OpenTable, Inc. (a)(b)	2,806	116,365
Perficient, Inc. (a)(b)	5,492	48,934
QuinStreet, Inc. (a)(b)	2,095	24,113
Rackspace Hosting, Inc. (a)(b)	19,734	361,922
RealNetworks, Inc. (a)	15,727	51,899
SAVVIS, Inc. (a)(b)	7,233	106,687
Stamps.com, Inc. (a)(b)	2,770	28,392
TechTarget, Inc. (a)(b)	2,931	15,769
Terremark Worldwide, Inc. (a)(b)	8,161	63,737
The Knot, Inc. (a)(b)	5,893	45,847

See accompanying notes to financial statements.

72

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

ValueClick, Inc. (a)	16,003	$171,072
Vocus, Inc. (a)(b)	3,286	50,210
WebMD Health Corp. (a)	9,174	425,949

		3,670,475

IT SERVICES — 2.4%
Acxiom Corp. (a)	15,665	230,119
Cass Information Systems, Inc. (b)	1,475	50,519
CyberSource Corp. (a)	13,814	352,671
Echo Global Logistics, Inc. (a)(b)	2,855	34,859
Euronet Worldwide, Inc. (a)	8,804	112,603
ExlService Holdings, Inc. (a)	2,770	47,561
Forrester Research, Inc. (a)	2,683	81,188
Gartner, Inc. (a)(b)	12,332	286,719
Heartland Payment Systems, Inc. (b)	7,099	105,349
Integral Systems Inc. (a)(b)	3,005	19,082
Lionbridge Technologies, Inc. (a)(b)	8,922	40,773
ManTech International Corp. (Class A) (a)	4,225	179,858
NCI, Inc. (Class A) (a)	1,357	30,641
NeuStar, Inc. (Class A) (a)	14,711	303,341
RightNow Technologies, Inc. (a)	4,281	67,169
Sapient Corp.	18,797	190,602
Syntel, Inc. (b)	4,165	141,402
TeleTech Holdings, Inc. (a)(b)	5,692	73,370
Unisys Corp. (a)(b)	7,601	140,542
VeriFone Holdings, Inc. (a)	14,786	279,899
Wright Express Corp. (a)	7,667	227,710

		2,995,977

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp. (b)	17,364	215,834
Smith & Wesson Holding Corp. (a)	10,928	44,696

		260,530

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Affymetrix, Inc. (a)	12,961	76,470
Bio-Rad Laboratories, Inc. (Class A) (a)	3,848	332,813
Bruker Corp. (a)	13,913	169,182
Dionex Corp. (a)	3,397	252,941
Enzo Biochem, Inc. (a)(b)	6,336	25,787
eResearch Technology, Inc. (a)(b)	9,062	71,409
Kendle International, Inc. (a)	2,696	31,058
Luminex Corp. (a)(b)	7,627	123,710
PAREXEL International Corp. (a)	11,529	249,949
Sequenom, Inc. (a)(b)	11,691	69,094

		1,402,413

MACHINERY — 4.1%
3D Systems Corp. (a)(b)	4,154	52,133
Actuant Corp. (Class A)	12,713	239,386
Altra Holdings, Inc. (a)(b)	5,192	67,600
American Railcar Industries, Inc. (a)(b)	1,433	17,311
ArvinMeritor, Inc. (a)(b)	16,749	219,412
Astec Industries, Inc. (a)(b)	3,577	99,190
Badger Meter, Inc.	2,709	104,811
Chart Industries, Inc. (a)	5,226	81,421
CIRCOR International, Inc.	3,482	89,070
CLARCOR, Inc.	9,689	344,153
Colfax Corp. (a)(b)	5,475	56,995
Columbus McKinnon Corp. (a)	3,420	47,777
Douglas Dynamics, Inc. (a)	2,150	24,725
Dynamic Materials Corp. (b)	2,578	41,351
Energy Recovery, Inc. (a)(b)	5,620	22,480
ESCO Technologies, Inc.	5,354	137,866
Force Protection, Inc. (a)	12,852	52,693
Freightcar America, Inc.	2,546	57,591
Gardner Denver, Inc.	9,866	439,925
Graham Corp. (b)	1,735	26,008
John Bean Technologies Corp. (b)	5,069	77,302
L.B. Foster Co. (a)	1,857	48,133
Lindsay Corp.	2,188	69,338
Middleby Corp. (a)	3,424	182,123
Nordson Corp. (b)	5,842	327,619
RBC Bearings, Inc. (a)(b)	4,075	118,134
Sauer-Danfoss, Inc. (a)(b)	2,023	24,721
Sun Hydraulics Corp.	2,137	50,134
Terex Corp. (a)(b)	20,641	386,812
The Gorman-Rupp Co.	2,806	70,290
The Greenbrier Cos., Inc. (a)(b)	3,817	42,750
The Timken Co.	14,699	382,027
Valmont Industries, Inc. (b)	4,154	301,830
WABCO Holdings, Inc. (a)	12,257	385,850
Wabtec Corp. (b)	9,175	365,991

		5,054,952

MARINE — 0.4%
American Commercial Lines, Inc. (a)(b)	2,172	48,892
Kirby Corp. (a)(b)	10,288	393,516

		442,408

MEDIA — 2.0%
CKX, Inc. (a)(b)	11,587	57,819
Crown Media Holdings, Inc. (Class A) (a)(b)	1,564	2,753
Fisher Communications, Inc. (a)(b)	962	16,200
Knology, Inc. (a)	5,454	59,612
Lamar Advertising Co. (Class A) (a)	11,352	278,351
Liberty Media Corp.- Interactive (Class A) (a)	16,290	682,714
Live Nation, Inc. (a)(b)	28,166	294,335
Madison Square Garden, Inc. (Class A) (a)	11,738	230,887
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	4,362	21,461
Mediacom Communications Corp. (Class A) (a)(b)	6,649	44,681
Morningstar, Inc. (a)(b)	4,119	175,140
National CineMedia, Inc.	7,737	128,898
RCN Corp. (a)(b)	6,814	100,915
SuperMedia, Inc. (a)(b)	3,106	56,809
Valassis Communications, Inc. (a)	9,567	303,465
Warner Music Group Corp. (a)(b)	10,044	48,814

		2,502,854

See accompanying notes to financial statements.

73

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

METALS & MINING — 2.0%
A.M. Castle & Co. (a)	4,065	$56,463
Allied Nevada Gold Corp. (a)	14,963	294,472
Brush Engineered Materials, Inc. (a)	3,584	71,608
Century Aluminum Co. (a)(b)	10,693	94,419
Compass Minerals International, Inc.	6,178	434,190
Haynes International, Inc.	2,214	68,258
Hecla Mining Co. (a)(b)	44,412	231,831
Horsehead Holding Corp. (a)	8,428	63,716
Noranda Aluminium Holding Corp. (a)	3,334	21,438
Olympic Steel, Inc. (b)	2,076	47,686
Royal Gold, Inc.	9,093	436,464
RTI International Metals, Inc. (a)	5,473	131,954
Schnitzer Steel Industries, Inc. (Class A)	4,438	173,969
Stillwater Mining Co. (a)	8,651	100,524
Titanium Metals Corp. (a)	16,555	291,202

		2,518,194

MULTILINE RETAIL — 0.1%
99 Cents Only Stores (a)	8,677	128,420

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp. (Class A) (a)(b)	10,998	279,019

OIL, GAS & CONSUMABLE FUELS — 5.6%
Alon USA Energy, Inc. (b)	1,552	9,871
American Oil & Gas, Inc. (a)(b)	12,161	76,371
Apco Oil and Gas International, Inc. (b)	1,637	38,486
Arena Resources, Inc. (a)(b)	7,095	226,330
Atlas Energy, Inc. (a)(b)	15,282	413,684
ATP Oil & Gas Corp. (a)(b)	7,838	83,004
Berry Petroleum Co. (Class A) (b)	8,916	229,320
Bill Barrett Corp. (a)(b)	7,859	241,821
BPZ Resources, Inc. (a)(b)	18,992	78,817
Brigham Exploration Co. (a)	21,794	335,192
Carrizo Oil & Gas, Inc. (a)(b)	5,853	90,897
Cheniere Energy, Inc. (a)(b)	9,856	27,794
Clean Energy Fuels Corp. (a)(b)	7,781	116,248
Comstock Resources, Inc. (a)(b)	9,066	251,310
Contango Oil & Gas Co. (a)	2,409	107,803
Crosstex Energy, Inc. (a)(b)	9,797	62,799
CVR Energy, Inc. (a)	10,093	75,899
Delek US Holdings, Inc. (b)	2,615	19,089
Delta Petroleum Corp. (a)(b)	33,529	28,835
Energy Partners Ltd. (a)	7,252	88,547
Frontier Oil Corp.	20,592	276,962
Gastar Exploration, Ltd. (a)	7,859	28,371
GMX Resources, Inc. (a)(b)	5,265	34,170
Goodrich Petroleum Corp. (a)(b)	4,847	58,164
Green Plains Renewable Energy, Inc. (a)	3,878	39,633
Gulfport Energy Corp. (a)	5,425	64,340
Hallador Energy Co. (b)	1,000	8,950
Holly Corp. (b)	8,379	222,714
Houston American Energy Corp. (b)	3,870	38,158
International Coal Group, Inc. (a)(b)	27,063	104,193
Isramco, Inc. (a)(b)	193	9,106
Kodiak Oil & Gas Corp. (a)(b)	24,981	79,689
Magellan Midstream Partners LP	1	47
Mariner Energy, Inc. (a)(b)	19,418	417,099
McMoRan Exploration Co. (a)	15,672	174,116
Northern Oil and Gas, Inc. (a)	8,005	102,784
Patriot Coal Corp. (a)	15,291	179,669
Penn Virginia Corp. (b)	8,388	168,683
Petroleum Development Corp. (a)	3,407	87,287
Petroquest Energy, Inc. (a)(b)	9,851	66,593
Rentech, Inc. (a)(b)	35,106	34,755
Resolute Energy Corp. (a)(b)	8,171	100,013
Rex Energy Corp. (a)(b)	7,064	71,346
Rosetta Resources, Inc. (a)	10,479	207,589
SandRidge Energy, Inc. (a)(b)	36,022	210,008
SM Energy Co. (b)	11,845	475,695
Swift Energy Co. (a)(b)	7,491	201,583
Tesoro Corp. (b)	27,582	321,882
VAALCO Energy, Inc. (a)(b)	11,504	64,422
Venoco, Inc. (a)(b)	3,699	60,923
W & T Offshore, Inc. (b)	6,745	63,808
Warren Resources, Inc. (a)(b)	14,279	41,409
Western Refining, Inc. (a)(b)	9,859	49,591
World Fuel Services Corp. (b)	11,713	303,835

		6,969,704

PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (a)	2,124	116,310
Deltic Timber Corp. (b)	2,354	98,397

		214,707

PERSONAL PRODUCTS — 0.5%
Inter Parfums, Inc. (b)	2,450	34,863
Medifast, Inc. (a)	2,826	73,222
NBTY, Inc. (a)	11,260	382,953
Revlon, Inc. (a)	2,400	26,784
USANA Health Sciences, Inc. (a)	1,406	51,361

		569,183

PHARMACEUTICALS — 1.8%
Acura Pharmaceuticals, Inc. (a)(b)	1,856	4,659
Akorn, Inc. (a)(b)	8,833	26,234
Ardea Biosciences, Inc. (a)	2,453	50,434
Auxilium Pharmaceuticals, Inc. (a)(b)	9,341	219,513
Biodel, Inc. (a)(b)	2,441	9,227
BioMimetic Therapeutics, Inc. (a)(b)	3,410	37,919
Cadence Pharmaceuticals, Inc. (a)(b)	6,142	43,055
Caraco Pharmaceutical Laboratories, Ltd. (a)(b)	2,019	9,530
Cumberland Pharmaceuticals, Inc. (a)(b)	2,734	17,552
Cypress Bioscience, Inc. (a)(b)	7,019	16,144
Durect Corp. (a)(b)	15,350	37,300
Hi-Tech Pharmacal Co., Inc. (a)(b)	2,176	49,852
Impax Laboratories, Inc. (a)	10,358	197,423

See accompanying notes to financial statements.

74

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Inspire Pharmaceuticals, Inc. (a)(b)	11,448	$57,125
Jazz Pharmaceuticals, Inc. (a)	3,847	30,122
MAP Pharmaceuticals, Inc. (a)(b)	2,890	37,917
Nektar Therapeutics (a)(b)	18,346	221,987
Obagi Medical Products, Inc. (a)(b)	3,600	42,552
Optimer Pharmaceuticals, Inc. (a)(b)	6,141	56,927
Pain Therapeutics, Inc. (a)(b)	6,008	33,404
POZEN, Inc. (a)(b)	4,972	34,854
Questcor Pharmaceuticals, Inc. (a)(b)	10,017	102,274
Salix Pharmaceuticals, Ltd. (a)	10,785	420,939
Santarus, Inc. (a)(b)	10,683	26,494
Sucampo Pharmaceuticals, Inc. (a)(b)	1,294	4,568
The Medicines Co. (a)	9,955	75,758
ViroPharma, Inc. (a)	15,493	173,676
VIVUS, Inc. (a)(b)	15,080	144,768
XenoPort, Inc. (a)(b)	5,501	53,965

		2,236,172

PROFESSIONAL SERVICES — 1.4%
Acacia Research (a)	6,885	97,973
Administaff, Inc.	4,154	100,361
Advisory Board Co. (a)	2,999	128,837
CBIZ, Inc. (a)(b)	8,619	54,817
CoStar Group, Inc. (a)(b)	4,101	159,119
CRA International, Inc. (a)(b)	1,903	35,833
Dolan Media Co. (a)(b)	5,442	60,515
Exponent, Inc. (a)(b)	2,647	86,610
Heidrick & Struggles International, Inc. (b)	3,002	68,506
Hill International, Inc. (a)(b)	5,338	21,672
Huron Consulting Group, Inc. (a)	3,976	77,174
ICF International, Inc. (a)	2,376	56,858
Kforce, Inc. (a)	6,926	88,306
Korn/Ferry International (a)(b)	8,492	118,039
Mistras Group, Inc. (a)(b)	2,896	31,045
Navigant Consulting, Inc. (a)	8,919	92,579
On Assignment, Inc. (a)	7,929	39,883
Resources Connection, Inc. (a)	9,356	127,242
SFN Group, Inc. (a)(b)	10,048	54,862
The Corporate Executive Board Co.	6,310	165,764
TrueBlue, Inc. (a)	8,014	89,677
VSE Corp. (b)	944	30,038

		1,785,710

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Alexander’s, Inc. (b)	707	214,165
Ashford Hospitality Trust (a)(b)	10,000	73,300
Corporate Office Properties Trust (b)	11,352	428,652
Equity Lifestyle Properties, Inc. (b)	5,961	287,499
Essex Property Trust, Inc. (b)	5,722	558,124
Extra Space Storage, Inc. (b)	17,307	240,567
LaSalle Hotel Properties	13,704	281,891
Pebblebrook Hotel Trust (a)	3,772	71,102
Tanger Factory Outlet Centers, Inc. (b)	7,935	328,350
Taubman Centers, Inc. (b)	10,338	389,019
U-Store-It Trust	16,839	125,619

		2,998,288

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc.	7,819	513,239
Tejon Ranch Co. (a)(b)	3,043	70,233

		583,472

ROAD & RAIL — 1.3%
Celadon Group, Inc. (a)(b)	4,814	68,070
Dollar Thrifty Automotive Group, Inc. (a)	5,057	215,479
Genesee & Wyoming, Inc. (Class A) (a)(b)	7,592	283,257
Heartland Express, Inc. (b)	10,188	147,930
Knight Transportation, Inc. (b)	11,675	236,302
Landstar Systems, Inc.	9,492	370,093
Marten Transport, Ltd. (a)	2,802	58,226
Old Dominion Freight Line, Inc. (a)(b)	5,868	206,201
Patriot Transportation Holding, Inc. (a)(b)	287	23,221
RailAmerica, Inc. (a)(b)	4,085	40,523

		1,649,302

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.4%
Advanced Analogic Technologies, Inc. (a)(b)	8,530	27,211
Advanced Energy Industries, Inc. (a)	6,369	78,275
Amkor Technology, Inc. (a)	21,575	118,878
Anadigics, Inc. (a)(b)	12,642	55,119
Applied Micro Circuits Corp. (a)	11,993	125,687
Atheros Communications, Inc. (a)	13,134	361,710
Atmel Corp. (a)(b)	76,648	367,910
ATMI, Inc. (a)	5,837	85,454
Cabot Microelectronics Corp. (a)	4,280	148,045
Cavium Networks, Inc. (a)(b)	8,471	221,855
CEVA, Inc. (a)(b)	4,348	54,785
Cirrus Logic, Inc. (a)(b)	11,359	179,586
Cymer, Inc. (a)	5,403	162,306
Cypress Semiconductor Corp. (a)(b)	30,566	306,883
Diodes, Inc. (a)	6,860	108,868
Energy Conversion Devices, Inc. (a)(b)	8,455	34,665
Entegris, Inc. (a)	23,433	93,029
Entropic Communications, Inc. (a)(b)	11,728	74,356
Evergreen Solar, Inc. (a)(b)	33,267	22,688
FEI Co. (a)(b)	7,553	148,870
Formfactor, Inc. (a)(b)	9,029	97,513
GT Solar International, Inc. (a)(b)	13,496	75,578
Hittite Microwave Corp. (a)(b)	3,582	160,259
Integrated Device Technology, Inc. (a)	30,404	150,500
International Rectifier Corp. (a)	14,118	262,736
IXYS Corp. (a)(b)	4,322	38,206
Kopin Corp. (a)	15,022	50,925
MaxLinear, Inc. (Class A) (a)	1,085	15,168
Microsemi Corp. (a)	16,446	240,605

See accompanying notes to financial statements.

75

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

MKS Instruments, Inc. (a)	7,979	$149,367
Monolithic Power Systems, Inc. (a)(b)	7,061	126,109
Netlogic Microsystems, Inc. (a)(b)	10,878	295,882
OmniVision Technologies, Inc. (a)(b)	9,810	210,326
Pericom Semiconductor Corp. (a)	5,668	54,413
Power Integrations, Inc. (b)	5,362	172,630
Rambus, Inc. (a)(b)	21,821	382,304
RF Micro Devices, Inc. (a)(b)	48,099	188,067
Rubicon Technology, Inc. (a)(b)	2,923	87,076
Rudolph Technologies, Inc. (a)	6,803	51,363
Semtech Corp. (a)	12,317	201,629
Sigma Designs, Inc. (a)	6,588	65,946
Silicon Image, Inc. (a)(b)	12,383	43,464
Silicon Laboratories, Inc. (a)(b)	8,975	364,026
Skyworks Solutions, Inc. (a)(b)	33,541	563,153
Spansion, Inc. (a)	3,800	61,978
Standard Microsystems Corp. (a)(b)	4,031	93,842
Supertex, Inc. (a)(b)	2,072	51,096
Tessera Technologies, Inc. (a)	9,375	150,469
Trident Microsystems, Inc. (a)(b)	10,352	14,700
TriQuint Semiconductor, Inc. (a)	28,339	173,151
Ultratech, Inc. (a)	4,261	69,326
Veeco Instruments, Inc. (a)(b)	7,483	256,517
Volterra Semiconductor Corp. (a)	4,714	108,705
Zoran Corp. (a)(b)	9,426	89,924

		7,893,133

SOFTWARE — 6.8%
ACI Worldwide, Inc. (a)(b)	6,170	120,130
Actuate Corp. (a)(b)	9,920	44,144
Advent Software, Inc. (a)(b)	2,618	122,941
ArcSight, Inc. (a)(b)	5,565	124,600
Ariba, Inc. (a)(b)	17,120	272,722
Aspen Technology, Inc. (a)(b)	12,797	139,359
Blackbaud, Inc. (b)	8,077	175,836
Blackboard, Inc. (a)(b)	6,542	244,213
Bottomline Technologies, Inc. (a)	5,932	77,294
Cadence Design Systems, Inc. (a)	52,018	301,184
Commvault Systems, Inc. (a)	7,997	179,932
Concur Technologies, Inc. (a)(b)	8,275	353,177
Deltek, Inc. (a)(b)	6,288	52,442
DemandTec, Inc. (a)	3,613	24,388
Ebix, Inc. (a)(b)	5,726	89,784
EPIQ Systems, Inc. (b)	6,058	78,330
FalconStor Software, Inc. (a)(b)	6,479	17,105
Fortinet, Inc. (a)(b)	7,926	130,303
Informatica Corp. (a)(b)	17,524	418,473
Interactive Intelligence, Inc. (a)(b)	2,932	48,173
Jack Henry & Associates, Inc.	16,005	382,199
Kenexa Corp. (a)	3,921	47,052
Lawson Software, Inc. (a)	28,562	208,503
Manhattan Associates, Inc. (a)(b)	4,123	113,589
Mentor Graphics Corp. (a)	18,387	162,725
MICROS Systems, Inc. (a)(b)	15,185	483,946
MicroStrategy, Inc. (a)	1,743	130,882
Monotype Imaging Holdings, Inc. (a)	4,032	36,328
Netscout Systems, Inc. (a)	6,093	86,642
NetSuite, Inc. (a)	5,258	66,461
Parametric Technology Corp. (a)	22,854	358,122
Pegasystems, Inc. (b)	3,219	103,362
Progress Software Corp. (a)	8,178	245,585
Quality Systems, Inc. (b)	3,342	193,803
Quest Software, Inc. (a)	12,539	226,204
Radiant Systems, Inc. (a)(b)	5,623	81,309
Rosetta Stone, Inc. (a)(b)	2,050	47,068
Smith Micro Software, Inc. (a)(b)	5,403	51,382
Solarwinds, Inc. (a)(b)	5,654	90,690
Solera Holdings, Inc.	13,218	478,492
Sonic Solutions (a)(b)	6,137	51,244
SonicWALL, Inc. (a)(b)	9,944	116,842
Sourcefire, Inc. (a)(b)	4,175	79,325
SS&C Technologies Holdings, Inc. (a)(b)	2,070	33,182
SuccessFactors, Inc. (a)	11,197	232,786
Symyx Technologies, Inc. (a)(b)	5,503	27,570
Synchronoss Technologies, Inc. (a)(b)	3,666	69,544
Taleo Corp. (Class A) (a)(b)	7,655	185,940
TeleCommunication Systems, Inc. (Class A) (a)(b)	7,947	32,901
TeleNav, Inc. (a)(b)	1,401	11,754
THQ, Inc. (a)(b)	12,381	53,486
TIBCO Software, Inc. (a)	31,677	382,025
TiVo, Inc. (a)(b)	21,443	158,249
Tyler Technologies, Inc. (a)(b)	6,538	101,470
Ultimate Software Group, Inc. (a)(b)	4,478	147,147
Vasco Data Security International (a)(b)	4,741	29,252
Websense, Inc. (a)(b)	8,007	151,332

		8,472,923

SPECIALTY RETAIL — 4.0%
Aaron’s, Inc. (b)	14,507	247,634
Aeropostale, Inc. (a)(b)	17,991	515,262
AnnTaylor Stores Corp. (a)	10,826	176,139
Bebe Stores, Inc. (b)	7,440	47,616
Cabela’s, Inc. (a)(b)	7,626	107,832
Charming Shoppes, Inc. (a)(b)	18,119	67,946
Chico’s FAS, Inc.	34,439	340,257
Citi Trends, Inc. (a)	2,605	85,809
Coldwater Creek, Inc. (a)(b)	10,858	36,483
Dick’s Sporting Goods, Inc. (a)	16,522	411,233
DSW, Inc. (Class A) (a)(b)	2,750	61,765
Express, Inc. (a)(b)	3,200	52,384
Gymboree Corp. (a)(b)	5,905	252,203
hhgregg, Inc. (a)(b)	4,272	99,623
Hibbett Sports, Inc. (a)(b)	5,157	123,562
J. Crew Group, Inc. (a)(b)	10,232	376,640
Jos. A. Bank Clothiers, Inc. (a)(b)	3,672	198,251
Lumber Liquidators Holdings, Inc. (a)(b)	2,806	65,464
Monro Muffler Brake, Inc. (b)	3,860	152,586
New York & Co., Inc. (a)(b)	4,847	11,100
Office Depot, Inc. (a)	53,678	216,859
Pacific Sunwear of California, Inc. (a)(b)	11,951	38,243

See accompanying notes to financial statements.

76

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Rue21, Inc. (a)	3,012	$91,384
Systemax, Inc. (b)	885	13,337
The Dress Barn, Inc. (a)(b)	13,189	314,030
The Talbots, Inc. (a)	6,552	67,551
The Wet Seal, Inc. (Class A) (a)(b)	17,477	63,791
Tractor Supply Co. (b)	6,871	418,925
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	6,357	150,407
Vitamin Shoppe, Inc. (a)(b)	2,394	61,406
Zumiez, Inc. (a)	3,795	61,137

		4,926,859

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
American Apparel, Inc. (a)(b)	5,680	10,394
Carter’s, Inc. (a)	11,470	301,087
Crocs, Inc. (a)(b)	14,439	152,765
Deckers Outdoor Corp. (a)	2,484	354,889
Fossil, Inc. (a)	9,314	323,196
G-III Apparel Group, Ltd. (a)	3,204	73,340
K-Swiss, Inc. (Class A) (a)(b)	5,194	58,329
Quiksilver, Inc. (a)(b)	23,822	88,141
Steven Madden, Ltd. (a)	4,539	143,069
True Religion Apparel, Inc. (a)(b)	4,673	103,133
Under Armour, Inc. (Class A) (a)(b)	7,090	234,892
Volcom, Inc. (a)(b)	3,306	61,392

		1,904,627

THRIFTS & MORTGAGE FINANCE — 0.5%
Beneficial Mutual Bancorp, Inc. (a)(b)	6,437	63,598
Federal National Mortgage Association (a)	220,877	75,650
Freddie Mac (a)(b)	118,453	48,921
NewAlliance Bancshares, Inc.	19,910	223,191
Ocwen Financial Corp. (a)	14,969	152,534
ViewPoint Financial Group (b)	1,997	27,659

		591,553

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Beacon Roofing Supply, Inc. (a)(b)	8,290	149,386
H&E Equipment Services, Inc. (a)(b)	5,188	38,858
Houston Wire & Cable Co. (b)	3,785	41,067
Interline Brands, Inc. (a)(b)	5,960	103,048
RSC Holdings, Inc. (a)(b)	9,425	58,152
Rush Enterprises, Inc. (Class A) (a)(b)	6,054	80,882
Titan Machinery, Inc. (a)(b)	2,933	38,510
United Rentals, Inc. (a)(b)	10,986	102,390
WESCO International, Inc. (a)(b)	8,351	281,178

		893,471

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
ICO Global Communications Holdings, Ltd. (a)(b)	31,088	50,052
Leap Wireless International, Inc. (a)	11,278	146,388
Shenandoah Telecommunications Co. (b)	4,551	80,735
Syniverse Holdings, Inc. (a)	13,676	279,674

		556,849

TOTAL COMMON STOCKS —
(Cost $142,499,147)		123,658,632

SHORT TERM INVESTMENTS — 23.0%
MONEY MARKET FUNDS — 23.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	28,390,690	28,390,690
State Street Institutional Liquid Reserves Fund (d)	177,386	177,386

TOTAL SHORT TERM INVESTMENTS —
(Cost $28,568,076)		28,568,076

TOTAL INVESTMENTS — 122.8% (f)
(Cost $171,067,223)		152,226,708
OTHER ASSETS AND LIABILITIES — (22.8)%		(28,280,548)

NET ASSETS — 100.0%		$123,946,160

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

77

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
Applied Signal Technology, Inc.	3,029	$59,520
Cubic Corp.	3,780	137,516
Curtiss-Wright Corp.	11,069	321,444
Ducommun, Inc.	2,313	39,552
Esterline Technologies Corp. (a)	7,065	335,234
GenCorp, Inc. (a)(b)	12,995	56,918
Triumph Group, Inc.	3,985	265,521

		1,215,705

AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	4,145	196,888
Pacer International, Inc. (a)(b)	8,066	56,381

		253,269

AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	8,294	372,815
Republic Airways Holdings, Inc. (a)(b)	8,044	49,149
SkyWest, Inc.	13,148	160,669

		582,633

AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)(b)	14,973	109,752
Cooper Tire & Rubber Co.	14,569	284,095
Dana Holding Corp. (a)(b)	32,981	329,810
Dorman Products, Inc. (a)(b)	3,135	63,735
Federal-Mogul Corp. (Class A) (a)	5,848	76,141
Gentex Corp. (b)	32,695	587,856
Superior Industries International, Inc.	4,982	66,958
TRW Automotive Holdings Corp. (a)(b)	19,701	543,157

		2,061,504

AUTOMOBILES — 0.2%
Thor Industries, Inc. (b)	8,281	196,674
Winnebago Industries, Inc. (a)	6,834	67,930

		264,604

BEVERAGES — 0.0% (c)
Coca-Cola Hellenic Bottling Co. SA (b)	994	47,632

BIOTECHNOLOGY — 0.6%
ArQule, Inc. (a)(b)	6,799	29,236
Cell Therapeutics, Inc. (a)(b)	138,566	51,976
Clinical Data, Inc. (a)(b)	3,926	48,839
Codexis, Inc. (a)	1,476	12,930
Idenix Pharmaceuticals, Inc. (a)(b)	7,495	37,475
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	24,504	35,776
Nabi Biopharmaceuticals (a)(b)	11,904	64,758
Neurocrine Biosciences, Inc. (a)(b)	13,018	72,901
Novavax, Inc. (a)(b)	20,500	44,485
PDL BioPharma, Inc. (b)	28,477	160,041
Rigel Pharmaceuticals, Inc. (a)(b)	12,686	91,339
Savient Pharmaceuticals, Inc. (a)(b)	16,305	205,443
StemCells, Inc. (a)(b)	24,989	23,489
Vanda Pharmaceuticals, Inc. (a)	5,356	35,403

		914,091

BUILDING PRODUCTS — 1.2%
A.O. Smith Corp. (b)	6,021	290,152
American Woodmark Corp.	2,166	37,039
Ameron International Corp. (b)	2,043	123,254
Apogee Enterprises, Inc. (b)	6,610	71,586
Armstrong World Industries, Inc. (a)(b)	4,306	129,955
Builders FirstSource, Inc. (a)(b)	10,580	25,392
Gibraltar Industries, Inc. (a)	6,104	61,650
Griffon Corp. (a)(b)	11,595	128,241
Lennox International, Inc.	12,591	523,408
Quanex Building Products Corp.	9,220	159,414
Universal Forest Products, Inc. (b)	4,583	138,911

		1,689,002

CAPITAL MARKETS — 1.2%
Artio Global Investors, Inc.	5,893	92,756
BGC Partners, Inc. (Class A) (b)	9,302	47,533
Calamos Asset Management, Inc. (Class A)	4,561	42,326
Evercore Partners, Inc. (Class A) (b)	3,986	93,073
FBR Capital Markets Corp. (a)(b)	9,052	30,143
Financial Engines, Inc. (a)(b)	2,474	33,646
GAMCO Investors, Inc. (Class A) (b)	947	35,229
Gleacher & Co., Inc. (a)(b)	15,964	40,708
Investment Technology Group, Inc. (a)	10,637	170,830
Janus Capital Group, Inc. (b)	43,233	383,909
LaBranche & Cos., Inc. (a)(b)	10,072	43,108
Piper Jaffray Co., Inc. (a)(b)	4,822	155,365
SWS Group, Inc. (b)	7,778	73,891
Teton Advisors, Inc. (Class B) (b)(d)	10	0
Waddell & Reed Financial, Inc. (Class A)	20,762	454,273

		1,696,790

CHEMICALS — 3.1%
A. Schulman, Inc.	7,565	143,432
Arch Chemicals, Inc.	6,084	187,022
Cabot Corp.	11,935	287,753
Cytec Industries, Inc.	11,666	466,523
Ferro Corp. (a)(b)	19,747	145,535
H.B. Fuller Co.	11,854	225,108
Innophos Holdings, Inc. (b)	4,205	109,666
Koppers Holdings, Inc.	4,989	112,153
Kronos Worldwide, Inc. (a)(b)	707	13,787
Minerals Technologies, Inc.	4,586	218,019
NewMarket Corp. (b)	2,672	233,319
NL Industries, Inc. (b)	1,602	9,772
Olin Corp. (b)	16,273	294,379
OM Group, Inc. (a)	7,409	176,779
Omnova Solutions, Inc. (a)	10,646	83,145
RPM International, Inc.	30,703	547,742
Sensient Technologies Corp. (b)	11,925	309,215

See accompanying notes to financial statements.

78

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Solutia, Inc. (a)	29,223	$382,821
Spartech Corp. (a)(b)	7,093	72,703
Stepan Co. (b)	1,825	124,885
TPC Group, Inc. (a)(b)	4,054	67,296
Valhi, Inc. (b)	1,129	13,932
Westlake Chemical Corp.	4,632	86,016
Zep, Inc. (b)	5,021	87,566

		4,398,568

COMMERCIAL BANKS — 10.8%
1st Source Corp. (b)	3,199	54,127
Arrow Financial Corp. (b)	2,553	58,974
Associated Ban-Corp. (b)	40,122	491,896
Bancfirst Corp. (b)	1,657	60,464
BancorpSouth, Inc.	18,487	330,548
Bank of Hawaii Corp. (b)	11,476	554,865
Bank of the Ozarks, Inc.	3,016	106,978
Boston Private Financial Holdings, Inc. (b)	15,916	102,340
Camden National Corp. (b)	1,640	45,051
Capital City Bank Group, Inc. (b)	2,730	33,797
Cardinal Financial Corp.	6,942	64,144
Cathay General Bancorp	18,738	193,564
Chemical Financial Corp. (b)	6,036	131,464
Citizens Republic Bancorp, Inc. (a)	96,431	81,966
City Holding Co. (b)	3,767	105,024
CoBiz Financial, Inc. (b)	8,829	58,183
Columbia Banking System, Inc. (b)	6,877	125,574
Community Bank System, Inc. (b)	7,826	172,407
Community Trust Bancorp, Inc. (b)	3,165	79,441
CVB Financial Corp. (b)	23,122	219,659
Danvers Bancorp, Inc. (b)	4,614	66,672
F.N.B. Corp. (b)	27,889	223,949
First Bancorp- North Carolina (b)	3,873	56,120
First BanCorp- Puerto Rico (a)(b)	17,891	9,482
First Busey Corp. (b)	13,106	59,370
First Commonwealth Financial Corp. (b)	19,147	100,522
First Community Bancshares, Inc. (b)	3,896	57,232
First Financial Bancorp (b)	13,962	208,732
First Financial Bankshares, Inc. (b)	5,061	243,383
First Financial Corp. (b)	2,570	66,332
First Interstate Bancsystem, Inc.	2,079	32,703
First Merchants Corp. (b)	6,121	51,906
First Midwest Bancorp, Inc. (b)	17,439	212,058
FirstMerit Corp. (b)	25,740	440,926
Fulton Financial Corp.	47,347	456,899
Glacier Bancorp, Inc. (b)	16,948	248,627
Great Southern Bancorp, Inc. (b)	2,260	45,901
Hancock Holding Co. (b)	7,737	258,106
Heartland Financial USA, Inc. (b)	3,357	58,009
Home Bancshares, Inc. (b)	5,913	134,876
Hudson Valley Holding Corp. (b)	2,748	63,534
IBERIABANK Corp.	6,353	327,052
Independent Bank Corp.- Massachusetts (b)	4,982	122,956
International Bancshares Corp.	13,086	218,405
Lakeland Financial Corp. (b)	3,387	67,672
MB Financial, Inc. (b)	12,391	227,870
National Penn Bancshares, Inc. (b)	30,260	181,863
NBT Bancorp, Inc. (b)	8,193	167,301
Northfield Bancorp, Inc. (b)	4,663	60,526
Old National Bancorp (b)	20,992	217,477
Oriental Financial Group, Inc. (b)	7,596	96,165
PacWest Bancorp (b)	7,347	134,524
Park National Corp.	2,789	181,397
Popular, Inc. (a)	154,019	412,771
Prosperity Bancshares, Inc.	10,871	377,767
Renasant Corp. (b)	4,847	69,554
Republic Bancorp, Inc.- Kentucky	2,542	56,941
S&T Bancorp, Inc. (b)	6,708	132,550
S.Y. Bancorp, Inc.	2,789	64,091
Sandy Spring Bancorp, Inc. (b)	5,572	78,064
Santander Bancorp (a)(b)	1,191	15,054
SCBT Financial Corp. (b)	2,964	104,392
Simmons First National Corp. (b)	3,554	93,328
Southside Bancshares, Inc. (b)	3,756	73,768
StellarOne Corp. (b)	5,211	66,544
Sterling Bancorp (b)	6,022	54,198
Sterling Bancshares, Inc. (b)	24,250	114,217
Suffolk Bancorp (b)	2,198	68,006
Susquehanna Bancshares, Inc. (b)	30,369	252,974
Synovus Financial Corp.	103,781	263,604
TCF Financial Corp. (b)	31,915	530,108
Tompkins Trustco, Inc. (b)	1,938	73,159
TowneBank (b)	5,939	86,234
Trico Bancshares (b)	3,404	57,630
Trustmark Corp. (b)	13,567	282,465
UMB Financial Corp. (b)	7,754	275,732
Umpqua Holdings Corp. (b)	27,231	312,612
Union First Market Bankshares Corp.	4,597	56,359
United Bankshares, Inc. (b)	10,547	252,495
United Community Banks, Inc. (a)	22,988	90,803
Univest Corp. of Pennsylvania (b)	3,810	65,989
Valley National Bancorp	39,043	531,766
Washington Trust Bancorp, Inc. (b)	3,254	55,448
Webster Financial Corp. (b)	15,558	279,111
WesBanco, Inc. (b)	6,041	101,791
Westamerica Bancorporation (b)	6,903	362,546
Whitney Holding Corp. (b)	23,604	218,337
Wilmington Trust Corp. (b)	21,598	239,522
Wilshire Bancorp, Inc.	5,641	49,359
Wintrust Financial Corp. (b)	7,375	245,882
Zions Bancorporation	38,128	822,421

		15,456,605

COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc. (b)	10,538	220,771
ACCO Brands Corp. (a)(b)	12,686	63,303
APAC Customer Services, Inc. (a)(b)	7,203	41,057
ATC Technology Corp. (a)	4,637	74,748
Bowne & Co., Inc. (b)	9,745	109,339
Consolidated Graphics, Inc. (a)	2,298	99,366
Cornell Companies, Inc. (a)(b)	3,043	81,765
Courier Corp. (b)	2,388	29,158
Deluxe Corp. (b)	12,284	230,325
Ennis, Inc.	6,206	93,152

See accompanying notes to financial statements.

79

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

G & K Services, Inc. (Class A)	4,441	$91,707
Healthcare Services Group, Inc. (b)	9,524	180,480
Herman Miller, Inc. (b)	13,348	251,877
HNI Corp. (b)	8,920	246,103
Kimball International, Inc. (Class B)	6,012	33,246
McGrath Rentcorp (b)	5,627	128,183
Mine Safety Appliances Co. (b)	7,746	191,946
Steelcase, Inc. (Class A) (b)	17,922	138,896
The Brink’s Co.	11,714	222,917
The Standard Register Co. (b)	3,603	11,313
United Stationers, Inc. (a)	5,804	316,144
US Ecology, Inc. (b)	4,169	60,742
Viad Corp. (b)	4,896	86,414

		3,002,952

COMMUNICATIONS EQUIPMENT — 0.6%
Adtran, Inc. (b)	14,733	401,769
Black Box Corp.	4,219	117,668
EMS Technologies, Inc. (a)	3,547	53,276
Emulex Corp. (a)	19,763	181,424
Extreme Networks, Inc. (a)	20,696	55,879
Symmetricom, Inc. (a)	10,697	54,448
UTStarcom, Inc. (a)	26,605	48,953

		913,417

COMPUTERS & PERIPHERALS — 1.0%
Adaptec, Inc. (a)(b)	23,358	67,504
ADPT Corp. (a)	483	1,396
Avid Technology, Inc. (a)(b)	6,666	84,858
Diebold, Inc.	15,765	429,596
Electronics for Imaging, Inc. (a)	10,525	102,619
Hutchinson Technology, Inc. (a)(b)	5,111	22,131
Imation Corp. (a)(b)	7,317	67,243
Lexmark International, Inc. (Class A) (a)	18,588	613,962

		1,389,309

CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc. (b)	9,031	87,239
Dycom Industries, Inc. (a)	9,551	81,661
Granite Construction, Inc. (b)	8,385	197,718
Michael Baker Corp. (a)(b)	1,799	62,785
Northwest Pipe Co. (a)(b)	2,100	39,900
Pike Electric Corp. (a)(b)	4,338	40,864
Primoris Services Corp. (b)	2,615	16,475
Tutor Perini Corp. (a)	6,379	105,126

		631,768

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc. (b)	10,342	268,168
Texas Industries, Inc.	5,681	167,817

		435,985

CONSUMER FINANCE — 0.6%
Advance America Cash Advance Centers, Inc.	11,568	47,776
Cash America International, Inc. (b)	7,230	247,772
Credit Acceptance Corp. (a)(b)	1,405	68,522
Dollar Financial Corp. (a)(b)	5,642	111,655
Nelnet, Inc. (Class A)	6,898	132,993
The First Marblehead Corp. (a)(b)	14,827	34,843
The Student Loan Corp. (b)	970	23,358
World Acceptance Corp. (a)(b)	3,550	136,001

		802,920

CONTAINERS & PACKAGING — 1.7%
Graham Packaging Co., Inc. (a)	4,007	47,964
Greif, Inc. (Class A)	8,252	458,316
Myers Industries, Inc. (b)	7,303	59,081
Packaging Corp. of America	24,659	542,991
Rock-Tenn Co. (Class A) (b)	9,283	461,087
Silgan Holdings, Inc.	12,046	341,866
Temple-Inland, Inc.	25,617	529,503

		2,440,808

DISTRIBUTORS — 0.1%
Audiovox Corp. (Class A) (a)(b)	4,556	33,487
Core-Mark Holding Co., Inc. (a)(b)	2,305	63,157

		96,644

DIVERSIFIED CONSUMER SERVICES — 0.8%
Cambium Learning Group, Inc. (a)(b)	1,320	4,752
Hillenbrand, Inc.	14,643	313,214
Pre-Paid Legal Services, Inc. (a)(b)	1,604	72,966
Regis Corp. (b)	13,751	214,103
Service Corp. International (b)	60,435	447,219
Stewart Enterprises, Inc. (Class A) (b)	19,588	105,971

		1,158,225

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Asset Acceptance Capital Corp. (a)	2,579	10,677
Encore Capital Group, Inc. (a)	3,226	66,488
Life Partners Holdings, Inc. (b)	1,540	31,509
MarketAxess Holdings, Inc.	6,732	92,834
PHH Corp. (a)(b)	13,232	251,937

		453,445

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Alaska Communications Systems Group, Inc. (b)	10,341	87,795
Atlantic Tele-Network, Inc. (b)	2,205	91,066
Cincinnati Bell, Inc. (a)(b)	49,461	148,878
Cogent Communications Group, Inc. (a)(b)	10,340	78,377
Consolidated Communications Holdings, Inc. (b)	5,494	93,453
SureWest Communications (a)	3,552	22,520

		522,089

ELECTRIC UTILITIES — 2.6%
ALLETE, Inc. (b)	6,999	239,646
Central Vermont Public Service Corp. (b)	2,352	46,428
Cleco Corp. (b)	14,281	377,161
El Paso Electric Co. (a)	10,268	198,686
Empire District Electric Co.	9,544	179,141
Great Plains Energy, Inc. (b)	32,587	554,631
Hawaiian Electric Industries, Inc. (b)	22,002	501,206
IDACORP, Inc. (b)	11,135	370,461
MGE Energy, Inc. (b)	5,650	203,626

See accompanying notes to financial statements.

80

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

PNM Resources, Inc.	18,756	$209,692
Portland General Electric Co.	17,788	326,054
UIL Holdings Corp. (b)	7,322	183,270
Unisource Energy Corp.	8,688	262,204
Unitil Corp. (b)	2,572	53,780

		3,705,986

ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc. (b)	10,343	376,278
Advanced Battery Technologies, Inc. (a)	13,710	44,969
Brady Corp. (Class A)	11,359	283,066
Franklin Electric Co., Inc.	4,529	130,526
Generac Holdings, Inc. (a)	4,546	63,689
GrafTech International, Ltd. (a)	28,780	420,764
Thomas & Betts Corp. (a)	12,446	431,876

		1,751,168

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Agilysys, Inc. (a)	3,467	23,194
AVX Corp.	12,257	157,135
Checkpoint Systems, Inc. (a)	9,452	164,087
Coherent, Inc. (a)	5,490	188,307
CTS Corp.	8,230	76,045
Electro Rent Corp.	4,240	54,230
Littelfuse, Inc. (a)	5,199	164,340
Mercury Computer System, Inc. (a)	5,752	67,471
Methode Electronics, Inc. (Class A)	9,070	88,342
MTS Systems Corp.	4,054	117,566
Park Electrochemical Corp.	4,530	110,577
Rofin-Sinar Technologies, Inc. (a)	7,073	147,260
Sanmina-SCI Corp. (a)(b)	18,740	255,052
Scansource, Inc. (a)(b)	6,520	162,544
Smart Modular Technologies (WWH), Inc. (a)(b)	10,251	59,968
SYNNEX Corp. (a)(b)	5,420	138,860
Tech Data Corp. (a)(b)	12,160	433,139
Technitrol, Inc. (b)	8,990	28,408
Vishay Intertechnology, Inc. (a)	40,378	312,526
X-Rite, Inc. (a)(b)	8,419	31,066

		2,780,117

ENERGY EQUIPMENT & SERVICES — 0.3%
Bristow Group, Inc. (a)(b)	8,158	239,845
Gulf Island Fabrication, Inc. (b)	2,867	44,496
Gulfmark Offshore, Inc. (Class A) (a)(b)	6,320	165,584
PHI, Inc. (non-voting) (a)(b)	3,246	45,736

		495,661

FOOD & STAPLES RETAILING — 1.4%
Arden Group, Inc. (Class A) (b)	326	28,646
BJ’s Wholesale Club, Inc. (a)(b)	12,780	472,988
Casey’s General Stores, Inc.	12,195	425,605
Ingles Markets, Inc. (b)	2,787	41,944
Nash Finch Co. (b)	2,993	102,241
Pantry, Inc. (a)(b)	5,546	78,254
PriceSmart, Inc. (b)	3,979	92,432
Ruddick Corp. (b)	10,025	310,675
Spartan Stores, Inc. (b)	5,197	71,303
The Andersons, Inc.	4,428	144,309
Village Super Market, Inc. (Class A) (b)	1,098	28,822
Weis Markets, Inc. (b)	2,539	83,558
Winn-Dixie Stores, Inc. (a)(b)	13,381	128,993

		2,009,770

FOOD PRODUCTS — 2.4%
American Italian Pasta Co. (a)(b)	5,084	268,791
B&G Foods, Inc. (b)	11,403	122,924
Cal-Maine Foods, Inc.	3,223	102,910
Calavo Growers, Inc.	2,880	51,725
Chiquita Brands International, Inc. (a)	10,646	129,349
Corn Products International, Inc.	17,813	539,734
Del Monte Foods Co.	47,372	681,683
Dole Food Co., Inc. (a)(b)	8,299	86,559
Farmer Brothers Co. (b)	1,393	21,020
Fresh Del Monte Produce, Inc. (a)	10,016	202,724
Hain Celestial Group, Inc. (a)(b)	9,917	200,026
Lancaster Colony Corp. (b)	4,989	266,213
Lance, Inc.	7,807	128,737
Limoneira Co. (b)	1,941	42,236
Pilgrim’s Pride Corp. (a)(b)	11,290	74,175
Sanderson Farms, Inc. (b)	4,979	252,635
Seneca Foods Corp. (a)(b)	2,072	66,843
Tootsie Roll Industries, Inc. (b)	5,732	135,562

		3,373,846

GAS UTILITIES — 1.9%
Chesapeake Utilities Corp. (b)	2,182	68,515
Laclede Group, Inc.	5,118	169,559
New Jersey Resources Corp. (b)	9,876	347,635
Nicor, Inc. (b)	10,794	437,157
Northwest Natural Gas Co. (b)	6,304	274,665
Piedmont Natural Gas Co., Inc. (b)	15,963	403,864
South Jersey Industries, Inc. (b)	7,092	304,672
Southwest Gas Corp.	10,945	322,878
WGL Holdings, Inc. (b)	11,871	403,970

		2,732,915

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Analogic Corp. (b)	3,014	137,167
Atrion Corp. (b)	396	53,480
CONMED Corp. (a)(b)	6,964	129,739
Hill-Rom Holdings, Inc. (b)	15,017	456,967
Invacare Corp. (b)	7,664	158,951
STERIS Corp. (b)	12,813	398,228
The Cooper Cos., Inc. (b)	10,698	425,674

		1,760,206

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Cross Country Healthcare, Inc. (a)(b)	6,626	59,568
Gentiva Health Services, Inc. (a)	7,086	191,393
Hanger Orthopedic Group, Inc. (a)(b)	7,425	133,353
Health Net, Inc. (a)	23,858	581,420
HEALTHSOUTH Corp. (a)(b)	22,433	419,721
Kindred Healthcare, Inc. (a)(b)	9,553	122,661

See accompanying notes to financial statements.

81

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Landauer, Inc. (b)	2,193	$133,510
LifePoint Hospitals, Inc. (a)(b)	13,111	411,685
Magellan Health Services, Inc. (a)	7,929	287,981
Medcath Corp. (a)	3,815	29,986
Molina Healthcare, Inc. (a)(b)	3,049	87,811
National Healthcare Corp. (b)	2,128	73,331
Owens & Minor, Inc. (b)	14,989	425,388
RehabCare Group, Inc. (a)	5,622	122,447
Res-Care, Inc. (a)(b)	5,882	56,820
Skilled Healthcare Group, Inc. (Class A) (a)(b)	5,331	36,198
Sun Healthcare Group, Inc. (a)	10,191	82,343
Tenet Healthcare Corp. (a)	114,458	496,748
Triple-S Management Corp. (Class B) (a)(b)	4,739	87,908

		3,840,272

HEALTH CARE TECHNOLOGY — 0.0% (c)
MedQuist, Inc. (b)	2,276	18,003

HOTELS, RESTAURANTS & LEISURE — 2.0%
AFC Enterprises, Inc. (a)	5,773	52,534
Ameristar Casinos, Inc. (b)	5,746	86,535
Biglari Holdings, Inc. (a)(b)	348	99,841
Bob Evans Farms, Inc.	7,416	182,582
Boyd Gaming Corp. (a)	13,577	115,269
Brinker International, Inc.	23,965	346,534
Churchill Downs, Inc. (b)	2,897	95,022
CKE Restaurants, Inc.	11,851	148,493
Cracker Barrel Old Country Store, Inc. (b)	5,598	260,643
Gaylord Entertainment Co. (a)(b)	8,589	189,731
International Speedway Corp. (Class A)	6,854	176,559
Jack in the Box, Inc. (a)(b)	13,073	254,270
Krispy Kreme Doughnuts, Inc. (a)(b)	13,602	45,839
Landry’s Restaurants, Inc. (a)	1,670	40,848
Marcus Corp.	4,907	46,420
Orient-Express Hotels, Ltd. (Class A) (a)(b)	25,411	188,041
Ruby Tuesday, Inc. (a)(b)	14,203	120,726
Speedway Motorsports, Inc. (b)	3,190	43,256
Vail Resorts, Inc. (a)(b)	8,721	304,450

		2,797,593

HOUSEHOLD DURABLES — 1.4%
American Greetings Corp. (Class A) (b)	8,809	165,257
Beazer Homes USA, Inc. (a)(b)	14,530	52,744
Blyth, Inc. (b)	1,568	53,422
Brookfield Homes Corp. (a)(b)	2,175	14,660
Cavco Industries, Inc. (a)(b)	1,586	55,795
CSS Industries, Inc. (b)	1,850	30,525
Ethan Allen Interiors, Inc. (b)	6,424	89,872
Furniture Brands International, Inc. (a)(b)	8,147	42,527
Helen of Troy, Ltd. (a)	6,879	151,751
KB HOME (b)	18,678	205,458
La-Z-Boy, Inc. (a)	12,682	94,227
M.D.C. Holdings, Inc. (b)	8,818	237,645
M/I Homes, Inc. (a)(b)	4,204	40,527
Sealy Corp. (a)(b)	12,036	32,136
Skyline Corp. (b)	1,546	27,843
Standard Pacific Corp. (a)(b)	25,731	85,684
Tupperware Brands Corp.	14,926	594,801

		1,974,874

HOUSEHOLD PRODUCTS — 0.2%
Cellu Tissue Holdings, Inc. (a)(b)	1,916	14,887
Central Garden & Pet Co. (Class A) (a)	14,942	134,030
Spectrum Brands Holdings, Inc. (a)(b)	1,789	45,369
WD-40 Co.	3,730	124,582

		318,868

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Dynegy, Inc. (a)	23,875	91,919
RRI Energy, Inc. (a)	82,810	313,850

		405,769

INDUSTRIAL CONGLOMERATES — 0.6%
Carlisle Cos., Inc.	14,733	532,303
Otter Tail Corp. (b)	7,653	147,932
Standex International Corp.	3,037	76,988
Tredegar Corp.	5,633	91,931

		849,154

INSURANCE — 6.2%
AMBAC Financial Group, Inc. (a)(b)	66,506	44,559
American Equity Investment Life Holding Co. (b)	14,091	145,419
American Physicians Capital, Inc. (b)	2,097	64,692
AMERISAFE, Inc. (a)(b)	4,404	77,290
Argo Group International Holdings, Ltd.	7,338	224,469
Arthur J. Gallagher & Co. (b)	24,514	597,651
Aspen Insurance Holdings, Ltd.	17,212	425,825
Baldwin & Lyons, Inc. (Class B) (b)	2,263	47,546
CNA Surety Corp. (a)(b)	3,673	59,025
CNO Financial Group, Inc. (a)	58,458	289,367
Delphi Financial Group	11,329	276,541
Donegal Group, Inc. (Class A) (b)	3,056	37,558
EMC Insurance Group, Inc. (b)	1,160	25,439
Employers Holdings, Inc.	9,972	146,888
Endurance Specialty Holdings, Ltd.	11,581	434,635
Enstar Group, Ltd. (a)(b)	1,725	114,609
Erie Indemnity Co. (Class A) (b)	6,842	311,311
FBL Financial Group, Inc. (Class A)	3,094	64,974
First Mercury Financial Corp. (b)	3,494	36,967
Flagstone Reinsurance Holdings SA (b)	8,643	93,517
FPIC Insurance Group, Inc. (a)(b)	2,273	58,302
Greenlight Capital Re, Ltd. (Class A) (a)(b)	7,304	183,988
Harleysville Group, Inc. (b)	2,973	92,252
Hilltop Holdings, Inc. (a)(b)	9,949	99,589

See accompanying notes to financial statements.

82

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Horace Mann Educators Corp.	9,302	$142,321
Infinity Property & Casualty Corp.	3,152	145,559
Kansas City Life Insurance Co. (b)	867	25,637
Maiden Holdings, Ltd. (b)	14,132	92,847
MBIA, Inc. (a)	38,571	216,383
Meadowbrook Insurance Group, Inc.	13,496	116,470
Mercury General Corp.	6,440	266,874
Montpelier Re Holdings, Ltd. (b)	18,549	276,937
National Financial Partners Corp. (a)(b)	9,958	97,290
National Interstate Corp. (b)	1,456	28,858
National Western Life Insurance Co. (Class A) (b)	513	78,366
OneBeacon Insurance Group, Ltd. (Class A)	5,365	76,827
Platinum Underwriters Holdings, Ltd.	10,762	390,553
PMA Capital Corp. (Class A) (a)	7,370	48,274
Presidential Life Corp.	5,068	46,119
Primerica, Inc. (a)	4,283	91,828
ProAssurance Corp. (a)	7,833	444,601
Protective Life Corp.	20,559	439,757
RLI Corp. (b)	4,138	217,286
Safety Insurance Group, Inc.	3,756	139,047
Selective Insurance Group, Inc.	12,651	187,994
StanCorp Financial Group, Inc. (b)	11,285	457,494
State Auto Financial Corp.	3,184	49,384
Stewart Information Services Corp.	3,944	35,575
Symetra Financial Corp.	7,323	87,876
The Navigators Group, Inc. (a)	3,388	139,348
The Phoenix Cos., Inc. (a)(b)	25,386	53,564
United America Indemnity, Ltd. (Class A) (a)	6,715	49,422
United Fire & Casualty Co.	5,352	106,077
Unitrin, Inc.	11,016	282,010
Universal Insurance Holdings, Inc. (b)	4,822	20,156

		8,803,147

INTERNET SOFTWARE & SERVICES — 0.2%
EarthLink, Inc.	25,318	201,531
United Online, Inc.	20,474	117,930

		319,461

IT SERVICES — 1.1%
CACI International, Inc. (Class A) (a)(b)	7,142	303,392
CIBER, Inc. (a)(b)	14,157	39,215
Convergys Corp. (a)(b)	25,467	249,831
CSG Systems International, Inc. (a)	7,940	145,540
Global Cash Access Holdings, Inc. (a)(b)	8,000	57,680
iGate Corp.	5,476	70,202
infoGROUP, Inc. (a)	7,091	56,586
MAXIMUS, Inc.	4,174	241,550
MoneyGram International, Inc. (a)(b)	20,899	51,203
SRA International, Inc. (Class A) (a)	10,165	199,946
TNS, Inc. (a)	6,291	109,715

		1,524,860

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Callaway Golf Co. (b)	15,804	95,456
Eastman Kodak Co. (a)(b)	60,172	261,147
JAKKS Pacific, Inc. (a)(b)	6,732	96,806
Leapfrog Enterprises, Inc. (a)	8,952	35,987
Marine Products Corp. (a)(b)	3,364	19,040
Polaris Industries, Inc. (b)	7,848	428,658
Pool Corp.	11,840	259,533
RC2 Corp. (a)	5,209	83,917

		1,280,544

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Albany Molecular Research, Inc. (a)	5,316	27,484
Cambrex Corp. (a)(b)	6,810	21,451

		48,935

MACHINERY — 4.0%
Albany International Corp. (Class A) (b)	6,177	100,006
Ampco-Pittsburgh Corp.	1,910	39,785
Barnes Group, Inc. (b)	10,555	172,997
Blount International, Inc. (a)(b)	8,968	92,101
Briggs & Stratton Corp. (b)	12,051	205,108
Cascade Corp. (b)	1,997	71,113
Crane Co.	12,016	363,003
EnPro Industries, Inc. (a)(b)	4,887	137,569
Federal Signal Corp. (b)	12,120	73,205
Graco, Inc. (b)	14,401	405,964
IDEX Corp.	19,447	555,601
Kaydon Corp.	7,930	260,580
Kennametal, Inc.	19,335	491,689
Mueller Industries, Inc.	9,064	222,974
Mueller Water Products, Inc. (Class A)	37,661	139,722
NACCO Industries, Inc.	1,271	112,814
Robbins & Myers, Inc.	6,086	132,310
Snap-On, Inc.	13,854	566,767
Tecumseh Products Co. (Class A) (a)(b)	3,756	41,767
Tennant Co. (b)	3,958	133,860
The Manitowoc Co., Inc. (b)	30,673	280,351
The Toro Co. (b)	8,276	406,517
Titan International, Inc. (b)	8,221	81,963
Trinity Industries, Inc. (b)	19,064	337,814
Watts Water Technologies, Inc. (b)	7,187	205,980

		5,631,560

MARINE — 0.4%
Alexander & Baldwin, Inc. (b)	9,813	292,231
Baltic Trading, Ltd. (a)	4,103	46,651
Eagle Bulk Shipping, Inc. (a)(b)	15,086	63,663
Genco Shipping & Trading, Ltd. (a)(b)	6,743	101,078
Horizon Lines, Inc. (Class A) (b)	7,001	29,614

		533,237

MEDIA — 1.6%
Arbitron, Inc. (b)	6,492	166,390

See accompanying notes to financial statements.

83

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Ascent Media Corp. (Class A) (a)(b)	3,341	$84,394
Belo Corp. (a)(b)	22,230	126,489
Cinemark Holdings, Inc.	13,837	181,957
Dex One Corp. (a)(b)	12,236	232,484
Entercom Communications Corp. (Class A) (a)	6,147	54,217
Entravision Communications Corp. (Class A) (a)(b)	12,376	26,113
Harte-Hanks, Inc.	9,171	95,837
Journal Communications, Inc. (Class A) (a)	9,721	38,592
LIN TV Corp. (Class A) (a)(b)	6,824	36,918
Meredith Corp. (b)	8,712	271,205
PRIMEDIA, Inc. (b)	4,555	13,346
Regal Entertainment Group	19,082	248,829
Scholastic Corp. (b)	6,771	163,316
Sinclair Broadcast Group, Inc. (a)	11,666	68,013
The E.W. Scripps Co. (Class A) (a)(b)	6,442	47,864
The McClatchy Co. (Class A) (a)(b)	13,841	50,381
The New York Times Co. (Class A) (a)(b)	23,209	200,758
Value Line, Inc. (b)	332	6,022
World Wrestling Entertainment, Inc. (Class A) (b)	6,307	98,137

		2,211,262

METALS & MINING — 1.4%
AK Steel Holding Corp. (b)	26,344	314,020
AMCOL International Corp. (b)	6,126	143,961
Carpenter Technology Corp.	10,490	344,387
Coeur d’Alene Mines Corp. (a)	20,805	328,303
Commercial Metals Co.	26,589	351,507
Kaiser Aluminum Corp. (b)	3,626	125,713
Metals USA Holdings Corp. (a)	2,466	36,867
US Gold Corp. (a)(b)	20,899	104,704
Worthington Industries, Inc. (b)	15,740	202,416

		1,951,878

MULTI-UTILITIES — 0.6%
Avista Corp. (b)	13,320	260,139
Black Hills Corp. (b)	9,285	264,344
CH Energy Group, Inc. (b)	3,765	147,739
NorthWestern Corp. (b)	8,620	225,844

		898,066

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)	19,301	619,369
Dillard’s, Inc. (Class A) (b)	13,228	284,402
Fred’s, Inc. (Class A) (b)	8,688	96,089
Retail Ventures, Inc. (a)(b)	3,015	23,577
Saks, Inc. (a)(b)	33,218	252,125

		1,275,562

OIL, GAS & CONSUMABLE FUELS — 1.0%
Clayton Williams Energy, Inc. (a)(b)	2,200	92,664
Cloud Peak Energy, Inc. (a)	7,582	100,537
DHT Holdings, Inc. (b)	11,146	42,912
General Maritime Corp. (b)	19,745	119,260
Harvest Natural Resources, Inc. (a)(b)	7,414	54,641
James River Coal Co. (a)(b)	6,375	101,490
Overseas Shipholding Group, Inc. (b)	6,570	243,353
Ship Finance International, Ltd. (b)	10,103	180,642
Stone Energy Corp. (a)(b)	10,136	113,118
Teekay Corp.	10,115	264,709
USEC, Inc. (a)	26,772	127,435

		1,440,761

PAPER & FOREST PRODUCTS — 1.0%
Buckeye Technologies, Inc. (a)	9,103	90,575
Domtar Corp.	10,066	494,744
KapStone Paper and Packaging Corp. (a)	10,118	112,714
Louisiana-Pacific Corp. (a)(b)	29,936	200,272
Neenah Paper, Inc. (b)	3,452	63,172
P.H. Glatfelter Co.	10,847	117,690
Schweitzer-Mauduit International, Inc. (b)	4,159	209,821
Wausau Paper Corp. (a)	11,917	80,678

		1,369,666

PERSONAL PRODUCTS — 0.8%
Elizabeth Arden, Inc. (a)	6,255	90,822
Herbalife, Ltd.	14,359	661,232
Nu Skin Enterprises, Inc. (Class A)	12,148	302,850
Prestige Brands Holdings, Inc. (a)	10,408	73,689

		1,128,593

PHARMACEUTICALS — 0.4%
Medicis Pharmaceutical Corp. (Class A)	14,561	318,595
Par Pharmaceutical Cos., Inc. (a)	8,284	215,052

		533,647

PROFESSIONAL SERVICES — 0.2%
CDI Corp. (b)	3,002	46,621
Kelly Services, Inc. (Class A) (a)(b)	6,373	94,767
School Specialty, Inc. (a)(b)	3,723	67,275
Volt Information Sciences, Inc. (a)	2,186	18,362

		227,025

REAL ESTATE INVESTMENT TRUSTS — 15.3%
Acadia Realty Trust (b)	9,709	163,305
Alexandria Real Estate Equities, Inc. (b)	10,508	665,892
American Campus Communities, Inc. (b)	12,698	346,528
American Capital Agency Corp. (b)	7,155	189,035
Anworth Mortgage Asset Corp.	27,765	197,687
Apartment Investment & Management Co. (Class A)	28,099	544,278
Associated Estates Realty Corp.	6,820	88,319
BioMed Realty Trust, Inc.	26,698	429,571
Brandywine Realty Trust	31,483	338,442
BRE Properties, Inc. (b)	14,948	552,030
Camden Property Trust (b)	15,500	633,175

See accompanying notes to financial statements.

84

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Caplease, Inc. (b)	11,623	$53,582
Capstead Mortgage Corp. (b)	16,935	187,301
CBL & Associates Properties, Inc. (b)	33,138	412,237
Cedar Shopping Centers, Inc.	11,611	69,898
Chimera Investment Corp.	168,296	607,549
Cogdell Spencer, Inc.	11,811	79,842
Colonial Properties Trust (b)	15,930	231,463
Colony Financial, Inc. (b)	3,581	60,519
Cousins Properties, Inc.	22,058	148,671
CreXus Investment Corp. (b)	4,373	54,356
Cypress Sharpridge Investments, Inc. (b)	4,590	58,109
DCT Industrial Trust, Inc. (b)	50,756	229,417
Developers Diversified Realty Corp.	45,545	450,895
DiamondRock Hospitality Co. (a)	36,029	296,158
Douglas Emmett, Inc. (b)	29,225	415,580
Duke Realty Corp.	58,877	668,254
DuPont Fabros Technology, Inc.	13,631	334,777
EastGroup Properties, Inc.	6,360	226,289
Education Realty Trust, Inc.	13,461	81,170
Entertainment Properties Trust	11,004	418,922
Equity One, Inc.	10,270	160,212
FelCor Lodging Trust, Inc. (a)	22,185	110,703
First Industrial Realty Trust, Inc. (a)	13,894	66,969
First Potomac Realty Trust (b)	8,516	122,375
Franklin Street Properties Corp.	17,625	208,151
Getty Realty Corp. (b)	5,331	119,468
Glimcher Realty Trust (b)	16,818	100,572
Government Properties Income Trust	4,535	115,733
Hatteras Financial Corp. (b)	8,641	240,393
Healthcare Realty Trust, Inc. (b)	14,412	316,632
Hersha Hospitality Trust	30,394	137,381
Highwoods Properties, Inc. (b)	17,044	473,141
Home Properties, Inc. (b)	8,625	388,729
Hospitality Properties Trust	29,295	618,124
HRPT Properties Trust	61,737	383,387
Inland Real Estate Corp. (b)	17,936	142,053
Invesco Mortgage Capital, Inc. (b)	5,845	116,958
Investors Real Estate Trust (b)	17,999	158,931
iStar Financial, Inc. (a)(b)	23,582	105,176
Kilroy Realty Corp. (b)	12,352	367,225
Kite Realty Group Trust	14,776	61,764
Lexington Realty Trust (b)	24,726	148,603
LTC Properties, Inc.	5,550	134,699
Mack-Cali Realty Corp.	18,779	558,300
Medical Properties Trust, Inc.	25,434	240,097
MFA Financial, Inc.	67,317	498,146
Mid-America Apartment Communities, Inc.	7,067	363,738
National Health Investors, Inc. (b)	5,674	218,789
National Retail Properties, Inc. (b)	19,771	423,890
NorthStar Realty Finance Corp. (b)	16,816	44,899
OMEGA Healthcare Investors, Inc.	22,066	439,775
Parkway Properties, Inc. (b)	4,971	72,427
Pennsylvania Real Estate Investment Trust	12,707	155,280
Pennymac Mortgage Investment Trust (a)(b)	3,943	62,694
Post Properties, Inc.	11,624	264,214
Potlatch Corp. (b)	9,669	345,473
PS Business Parks, Inc.	4,481	249,950
Ramco-Gershenson Properties Trust (b)	8,942	90,314
Redwood Trust, Inc. (b)	17,063	249,802
Saul Centers, Inc.	1,754	71,265
Senior Housing Properties Trust	30,172	606,759
Sovran Self Storage, Inc.	6,728	231,645
Starwood Property Trust, Inc. (b)	11,348	192,349
Sun Communities, Inc. (b)	4,247	110,252
Sunstone Hotel Investors, Inc. (a)	24,031	238,628
The Macerich Co.	1	37
UDR, Inc. (b)	38,543	737,328
Universal Health Realty Income Trust (b)	2,620	84,181
Urstadt Biddle Properties	829	11,573
Urstadt Biddle Properties (Class A) (b)	4,206	67,843
Walter Investment Management Corp.	6,222	101,730
Washington Real Estate Investment Trust (b)	14,621	403,393
Weingarten Realty Investors	28,871	549,993
Winthrop Realty Trust (b)	4,020	51,496

		21,766,890

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Avatar Holdings, Inc. (a)(b)	1,838	35,253
Forest City Enterprises, Inc. (Class A) (a)(b)	28,988	328,144
Forestar Real Estate Group, Inc. (a)(b)	8,548	153,522
Kennedy-Wilson Holdings, Inc. (a)(b)	7,217	72,892

		589,811

ROAD & RAIL — 0.8%
AMERCO, Inc. (a)(b)	1,445	79,547
Arkansas Best Corp. (b)	5,421	112,486
Avis Budget Group, Inc. (a)(b)	24,943	244,940
Con-way, Inc.	12,716	381,734
Roadrunner Transportation Systems, Inc. (a)	2,608	37,060
Universal Truckload Services, Inc. (a)(b)	1,348	18,778
Werner Enterprises, Inc. (b)	12,512	273,888

		1,148,433

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Actel Corp. (a)(b)	6,266	80,330
Brooks Automation, Inc. (a)	14,818	114,543
Cohu, Inc.	5,350	64,896
Conexant Systems, Inc. (a)(b)	19,364	43,375
DSP Group, Inc. (a)	5,437	34,742
Exar Corp. (a)(b)	9,113	63,153
Fairchild Semiconductor International, Inc. (a)	30,360	255,328
Intersil Corp. (Class A) (b)	28,914	350,149

See accompanying notes to financial statements.

85

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

Kulicke & Soffa Industries, Inc. (a)(b)	16,201	$113,731
Lattice Semiconductor Corp. (a)	27,755	120,457
LTX-Credence Corp. (a)	35,335	99,998
Micrel, Inc. (b)	10,285	104,701
Novellus Systems, Inc. (a)	23,502	596,011
PMC-Sierra, Inc. (a)	54,776	411,916
Teradyne, Inc. (a)(b)	41,590	405,502

		2,858,832

SOFTWARE — 1.3%
Compuware Corp. (a)	53,938	430,425
Epicor Software Corp. (a)(b)	11,406	91,134
Fair Isaac Corp. (b)	11,484	250,236
JDA Software Group, Inc. (a)	9,827	215,998
Novell, Inc. (a)	82,896	470,849
OPNET Technologies, Inc.	3,166	46,509
Renaissance Learning, Inc. (b)	1,617	23,754
S1 Corp. (a)	12,825	77,078
Take-Two Interactive Software, Inc. (a)	20,363	183,267

		1,789,250

SPECIALTY RETAIL — 4.3%
America’s Car-Mart, Inc. (a)	2,720	61,554
Asbury Automotive Group, Inc. (a)(b)	7,534	79,408
Barnes & Noble, Inc. (b)	9,552	123,221
Big 5 Sporting Goods Corp. (b)	4,410	57,947
Brown Shoe Co., Inc.	10,501	159,405
Christopher & Banks Corp.	8,386	51,909
Collective Brands, Inc. (a)(b)	15,644	247,175
Conn’s, Inc. (a)(b)	2,726	16,029
Foot Locker, Inc. (b)	37,313	470,890
Genesco, Inc. (a)	5,815	152,993
Group 1 Automotive, Inc. (a)(b)	5,881	138,380
Haverty Furniture Cos., Inc. (b)	4,698	57,738
Hot Topic, Inc. (b)	10,342	52,537
Jo-Ann Stores, Inc. (a)(b)	6,362	238,639
Kirkland’s, Inc. (a)	2,909	49,089
MarineMax, Inc. (a)	5,366	37,240
OfficeMax, Inc. (a)	20,018	261,435
Penske Automotive Group, Inc. (a)(b)	10,657	121,064
Pier 1 Imports, Inc. (a)	25,702	164,750
RadioShack Corp. (b)	29,709	579,623
Rent-A-Center, Inc. (a)	15,658	317,231
Sally Beauty Holdings, Inc. (a)(b)	23,272	190,830
Select Comfort Corp. (a)(b)	13,199	115,491
Shoe Carnival, Inc. (a)	2,207	45,266
Signet Jewelers, Ltd. (a)	20,571	565,702
Sonic Automotive, Inc. (Class A) (a)	8,548	73,171
Stage Stores, Inc.	9,378	100,157
Stein Mart, Inc. (a)	6,215	38,719
The Buckle, Inc. (b)	6,475	209,920
The Cato Corp. (Class A)	6,591	145,134
The Children’s Place Retail Stores, Inc. (a)(b)	4,708	207,246
The Finish Line, Inc. (Class A)	12,557	174,919
The Men’s Wearhouse, Inc. (b)	11,422	209,708
The Pep Boys — Manny, Moe & Jack (b)	11,610	102,865
Williams-Sonoma, Inc. (b)	22,900	568,378

		6,185,763

TEXTILES, APPAREL & LUXURY GOODS — 2.5%
Columbia Sportswear Co.	3,607	168,339
Hanesbrands, Inc. (a)	22,546	542,457
Iconix Brand Group, Inc. (a)(b)	17,448	250,728
Jones Apparel Group, Inc.	20,911	331,439
Kenneth Cole Productions, Inc. (Class A) (a)	1,748	19,245
Liz Claiborne, Inc. (a)(b)	23,194	97,879
Maidenform Brands, Inc. (a)	5,561	113,222
Movado Group, Inc. (a)(b)	3,937	42,047
Oxford Industries, Inc. (b)	3,460	72,418
Perry Ellis International, Inc. (a)	2,436	49,207
Phillips-Van Heusen Corp.	12,374	572,545
Skechers USA, Inc. (a)	7,984	291,576
The Timberland Co. (Class A) (a)	10,393	167,847
The Warnaco Group, Inc. (a)	10,568	381,927
UniFirst Corp.	3,189	140,380
Weyco Group, Inc. (b)	1,832	41,733
Wolverine World Wide, Inc.	11,731	295,856

		3,578,845

THRIFTS & MORTGAGE FINANCE — 2.4%
Astoria Financial Corp. (b)	21,211	291,863
Bank Mutual Corp. (b)	11,203	63,633
BankFinancial Corp. (b)	4,619	38,384
Berkshire Hills Bancorp, Inc. (b)	3,186	62,063
Brookline Bancorp, Inc.	14,256	126,593
Clifton Savings Bancorp, Inc. (b)	2,348	20,310
Dime Community Bancshares	7,113	87,703
Doral Financial Corp. (a)(b)	1,394	3,401
ESSA Bancorp, Inc. (b)	3,001	36,942
First Financial Holdings, Inc. (b)	3,841	43,979
First Financial Northwest, Inc. (b)	3,375	13,365
First Niagara Financial Group, Inc.	50,152	628,405
Flagstar Bancorp, Inc. (a)(b)	9,575	30,066
Flushing Financial Corp. (b)	7,150	87,445
Kearny Financial Corp. (b)	4,924	45,104
Meridian Interstate Bancorp, Inc. (a)(b)	2,339	25,495
MGIC Investment Corp. (a)	47,532	327,496
Northwest Bancshares, Inc. (b)	10,613	121,731
Oritani Financial Corp. (b)	4,084	40,840
Provident Financial Services, Inc. (b)	13,469	157,453
Provident New York Bancorp (b)	8,799	77,871
Radian Group, Inc.	31,554	228,451
Rockville Financial, Inc. (b)	1,957	23,308
Roma Financial Corp. (b)	1,730	18,788
The PMI Group, Inc. (a)(b)	37,844	109,369
TrustCo Bank Corp. NY (b)	17,867	100,055
United Financial Bancorp, Inc. (b)	3,491	47,652
Washington Federal, Inc.	26,975	436,456
Westfield Financial, Inc. (b)	6,736	56,111

See accompanying notes to financial statements.

86

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010

Security Description	Shares	Value

WSFS Financial Corp. (b)	1,717	$61,692

		3,412,024

TOBACCO — 0.3%
Alliance One International, Inc. (a)(b)	21,750	77,430
Universal Corp. (b)	5,899	234,072
Vector Group, Ltd. (b)	9,991	168,049

		479,551

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Aceto Corp. (b)	5,753	32,965
Aircastle, Ltd. (b)	10,332	81,106
Applied Industrial Technologies, Inc.	9,251	234,235
GATX Corp. (b)	9,913	264,479
Kaman Corp. (Class A)	6,041	133,627
Lawson Products, Inc. (b)	940	15,961
TAL International Group, Inc. (b)	2,963	66,579
Textainer Group Holdings, Ltd. (b)	4,367	105,419
Watsco, Inc. (b)	6,653	385,342

		1,319,713

WATER UTILITIES — 0.3%
American States Water Co. (b)	4,485	148,633
California Water Service Group (b)	4,645	165,827
Connecticut Water Service, Inc. (b)	1,958	41,157
Middlesex Water Co. (b)	3,251	51,528
SJW Corp. (b)	3,006	70,461

		477,606

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp.	6,836	117,579
USA Mobility, Inc. (b)	5,291	68,360

		185,939

TOTAL COMMON STOCKS —
(Cost $164,809,701)		142,213,028

SHORT TERM INVESTMENTS — 20.8%
MONEY MARKET FUNDS — 20.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	29,593,856	29,593,856
State Street Institutional Liquid Reserves Fund (e)	96,833	96,833

TOTAL SHORT TERM INVESTMENTS —
(Cost $29,690,689)		29,690,689

TOTAL INVESTMENTS — 120.6% (g)
(Cost $194,500,390)		171,903,717
OTHER ASSETS AND LIABILITIES — (20.6)%		(29,339,822)

NET ASSETS — 100.0%		$142,563,895

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Teton Advisor’s Inc. value is determined based on Level 3 inputs. (Note 2)
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	Investments of cash collateral for securities loaned.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

87

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, James Ross, the registrant’s President and Principal Executive Officer, and Gary L. French, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Ross and French determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits.
(a)(1) Code of Ethics referred to in Item 2.
(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Series Trust

By:	/s/ James Ross James Ross
President and Principal Executive Officer

Date:	September 8, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Ross James Ross
President and Principal Executive Officer

Date:	September 8, 2010

By:	/s/Gary L. French Gary L. French
Treasurer and Principal Financial Officer

Date:	September 8, 2010